TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.4%
328,025		Aptiv plc	$27,813,240
		TOTAL AUTOMOBILES & COMPONENTS	27,813,240

BANKS - 5.9%
3,010,460		Bank of America Corp	98,833,402
1,019,224		Citigroup, Inc	75,840,458
906,670		Citizens Financial Group, Inc	33,800,657
1,050,005		JPMorgan Chase & Co	138,978,662
198,532	n	M&T Bank Corp	33,456,613
376,874		Radian Group, Inc	9,229,644
		TOTAL BANKS	390,139,436

CAPITAL GOODS - 7.2%
102,084	n	Boeing Co	32,490,275
119,676	n	Carlisle Cos, Inc	18,696,981
164,738		Deere & Co	26,124,152
365,768		Dover Corp	41,642,687
672,942		General Electric Co	8,378,128
431,767		Honeywell International, Inc	74,790,680
271,385		Ingersoll-Rand plc	36,156,623
557,248		ITT, Inc	37,380,196
108,387		Jacobs Engineering Group, Inc	10,029,049
250,826		L3Harris Technologies, Inc	55,515,318
110,175	n	Northrop Grumman Corp	41,268,250
259,304		Owens Corning, Inc	15,685,299
82,928	*	Teledyne Technologies, Inc	30,273,696
22,562		TransDigm Group, Inc	14,513,683
258,973		United Technologies Corp	38,897,745
		TOTAL CAPITAL GOODS	481,842,762

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
313,904		Waste Management, Inc	38,202,117
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	38,202,117

CONSUMER DURABLES & APPAREL - 1.9%
464,486	*	CROCS, Inc	17,608,664
88,494	*,n	Deckers Outdoor Corp	16,894,390
556,130		KB Home	20,882,681
103,068	*,n	Lululemon Athletica, Inc	24,673,449
1,804,132	*,e,n	Mattel, Inc	26,394,451
920,938	*,g	Spin Master Corp	22,031,810
		TOTAL CONSUMER DURABLES & APPAREL	128,485,445
1

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 0.7%
16,519	*,n	Chipotle Mexican Grill, Inc (Class A)	$14,318,009
284,980		Royal Caribbean Cruises Ltd	33,365,458
		TOTAL CONSUMER SERVICES	47,683,467

DIVERSIFIED FINANCIALS - 2.8%
163,416		American Express Co	21,222,836
246,812		Blackstone Group, Inc	15,072,809
244,209	n	CME Group, Inc	53,020,216
1,079,885		Morgan Stanley	56,434,790
696,606		Voya Financial, Inc	41,608,276
		TOTAL DIVERSIFIED FINANCIALS	187,358,927

ENERGY - 3.6%
434,532		Cabot Oil & Gas Corp	6,122,556
655,609		Chevron Corp	70,241,948
709,000		ConocoPhillips	42,135,870
423,496		EOG Resources, Inc	30,877,093
277,173	n	Hess Corp	15,679,677
389,156		ONEOK, Inc	29,136,110
1,294,740		Parsley Energy, Inc	21,544,473
165,632		Valero Energy Corp	13,964,434
999,201	*	WPX Energy, Inc	11,940,452
		TOTAL ENERGY	241,642,613

FOOD & STAPLES RETAILING - 1.3%
152,408	n	Costco Wholesale Corp	46,563,692
359,343		Walmart, Inc	41,141,180
		TOTAL FOOD & STAPLES RETAILING	87,704,872

FOOD, BEVERAGE & TOBACCO - 4.2%
409,496		Campbell Soup Co	19,815,511
940,957		Coca-Cola Co	54,951,889
679,803		ConAgra Brands, Inc	22,379,115
516,292		Diageo plc	20,415,787
109,044		Hershey Co	16,920,357
953,703		Mondelez International, Inc	54,723,478
366,016	*	Monster Beverage Corp	24,376,666
470,427	n	PepsiCo, Inc	66,810,043
		TOTAL FOOD, BEVERAGE & TOBACCO	280,392,846

HEALTH CARE EQUIPMENT & SERVICES - 7.2%
95,140	n	Anthem, Inc	25,238,739
156,792		Baxter International, Inc	13,988,982
1,206,406	*,n	Boston Scientific Corp	50,512,219
127,966		Cigna Corp	24,618,099
330,122		CVS Health Corp	22,388,874
344,591		Danaher Corp	55,434,354
2

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

126,445	*,n	DexCom, Inc	$30,441,634
109,949	*	Edwards Lifesciences Corp	24,173,387
122,767	*	Guardant Health, Inc	9,335,203
216,738		HCA Healthcare, Inc	30,083,234
137,434	n	Humana, Inc	46,210,808
102,154	*	IDEXX Laboratories, Inc	27,684,756
547,611		Medtronic plc	63,216,214
156,037	*	Neogen Corp	10,496,609
96,435		STERIS plc	14,531,790
215,383		Zimmer Biomet Holdings, Inc	31,855,146
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	480,210,048

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
194,860		Colgate-Palmolive Co	14,376,771
164,113		Estee Lauder Cos (Class A)	32,028,293
760,366		Procter & Gamble Co	94,756,811
154,050		Reckitt Benckiser Group plc	12,751,227
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	153,913,102

INSURANCE - 2.9%
802,122		American International Group, Inc	40,314,652
294,462		Arthur J. Gallagher & Co	30,202,967
209,366		Assurant, Inc	27,334,825
802,931		Hartford Financial Services Group, Inc	47,597,750
593,741		Metlife, Inc	29,514,865
271,536		W.R. Berkley Corp	19,966,042
		TOTAL INSURANCE	194,931,101

MATERIALS - 3.6%
391,276		CF Industries Holdings, Inc	15,760,597
627,574		Dow, Inc	28,912,334
612,072		DuPont de Nemours, Inc	31,325,845
68,241		Ecolab, Inc	13,382,743
246,282		FMC Corp	23,542,096
366,296		Linde plc	74,405,707
740,057		Pan American Silver Corp	17,006,510
103,998		PPG Industries, Inc	12,463,120
1,016,737	*	Summit Materials, Inc	22,337,712
		TOTAL MATERIALS	239,136,664

MEDIA & ENTERTAINMENT - 8.9%
154,534	*,n	Alphabet, Inc (Class C)	221,637,299
1,120,794		Comcast Corp (Class A)	48,407,093
573,980	*	Facebook, Inc	115,892,302
128,739	*	NetFlix, Inc	44,426,541
26,801		Nintendo Co Ltd	9,858,898
256,995	*	Reynolds Consumer Products Inc	7,337,207
683,776	*	Snap, Inc	12,567,803
3

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

174,494	*	Take-Two Interactive Software, Inc	$21,748,932
315,097		ViacomCBS, Inc (Class B)	10,754,261
658,036		Walt Disney Co	91,012,959
217,046	e,n	World Wrestling Entertainment, Inc (Class A)	10,609,209
		TOTAL MEDIA & ENTERTAINMENT	594,252,504

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
790,094	n	AbbVie, Inc	64,013,416
431,396	*	Acadia Pharmaceuticals, Inc	17,229,956
267,484		AstraZeneca plc	26,167,303
1,262,112	*	Avantor, Inc	23,311,209
24,261	*,n	Biogen, Inc	6,522,570
103,668	*	Bluebird Bio, Inc	8,261,303
254,144	*	Bridgebio Pharma, Inc	8,765,427
295,909		Daiichi Sankyo Co Ltd	19,996,670
156,078		Eli Lilly & Co	21,794,732
212,926	*,n	Exact Sciences Corp	19,861,737
104,754	*,e,n	GW Pharmaceuticals plc (ADR)	12,102,230
195,430	*	IQVIA Holdings, Inc	30,340,507
139,118	*,n	Jazz Pharmaceuticals plc	19,942,565
49,931		Lonza Group AG.	20,506,151
646,325		Merck & Co, Inc	55,222,008
659,993	*	Mylan NV	14,137,050
135,280	*	Neurocrine Biosciences, Inc	13,538,822
368,794		Novo Nordisk AS	22,449,100
2,024,745		Pfizer, Inc	75,401,504
141,327	*	Sage Therapeutics, Inc	9,367,154
274,923		Sanofi-Aventis	26,513,111
88,860		Vifor Pharma AG.	16,374,832
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	531,819,357

REAL ESTATE - 1.5%
193,503	n	American Tower Corp	44,842,385
356,966		Outfront Media, Inc	10,616,169
471,997		Prologis, Inc	43,839,081
		TOTAL REAL ESTATE	99,297,635

RETAILING - 5.7%
103,252	*,n	Amazon.com, Inc	207,404,357
487,302		Best Buy Co, Inc	41,269,606
221,220	e,n	Children’s Place, Inc	13,200,198
360,786	n	Home Depot, Inc	82,295,287
332,092		Target Corp	36,775,868
		TOTAL RETAILING	380,945,316
4

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.3%
720,105	*,n	Advanced Micro Devices, Inc	$33,844,935
455,973	*,n	Cree, Inc	21,198,185
669,449	*,e	Enphase Energy, Inc	21,101,032
157,769	*	Inphi Corp	11,984,133
1,197,529		Intel Corp	76,558,029
1,260,951		Marvell Technology Group Ltd	30,313,262
139,487	n	Monolithic Power Systems, Inc	23,875,990
211,835		NVIDIA Corp	50,084,149
114,702		NXP Semiconductors NV	14,551,095
249,451	n	QUALCOMM, Inc	21,280,665
136,965	n	Skyworks Solutions, Inc	15,497,590
317,788		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	17,141,485
98,529	n	Universal Display Corp	17,357,854
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	354,788,404

SOFTWARE & SERVICES - 11.8%
66,715	*	CACI International, Inc (Class A)	17,842,260
124,591		Dassault Systemes S.A.	21,568,417
283,250		Fidelity National Information Services, Inc	40,691,695
260,720	*	Fiserv, Inc	30,923,999
154,231	*,n	Guidewire Software, Inc	17,350,987
366,900	n	Mastercard, Inc (Class A)	115,918,386
138,759	*,e	Medallia, Inc	3,915,779
1,996,256		Microsoft Corp	339,822,659
97,636	*	Nutanix, Inc	3,170,241
291,449	*	PayPal Holdings, Inc	33,193,127
117,722	*,n	Proofpoint, Inc	14,457,439
441,453	*	salesforce.com, Inc	80,481,296
68,167	*,n	ServiceNow, Inc	23,056,124
611,024	*,e	Slack Technologies, Inc	12,666,528
133,510	*	Synopsys, Inc	19,694,060
472,268	*,n	Teradata Corp	11,495,003
11,972	*,n	Zscaler, Inc	671,509
		TOTAL SOFTWARE & SERVICES	786,919,509

TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
1,122,740	n	Apple, Inc	347,499,257
1,057,856		Cisco Systems, Inc	48,629,640
948,702	*	CommScope Holding Co, Inc	11,559,934
396,259	*	Dell Technologies, Inc	19,325,551
362,581	*,n	Keysight Technologies, Inc	33,716,407
206,734	n	Motorola Solutions, Inc	36,591,918
866,757	*	Pure Storage, Inc	15,428,275
476,069		Western Digital Corp	31,182,520
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	543,933,502
5

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE

TELECOMMUNICATION SERVICES - 1.5%
1,618,668		AT&T, Inc			$60,894,290
685,647		Verizon Communications, Inc			40,754,858
		TOTAL TELECOMMUNICATION SERVICES			101,649,148

TRANSPORTATION - 1.3%
400,740		Delta Air Lines, Inc			22,337,248
157,883		DSV AS			17,141,160
190,812	*,n	Kirby Corp			13,984,611
280,755		United Parcel Service, Inc (Class B)			29,063,758
		TOTAL TRANSPORTATION			82,526,777

UTILITIES - 2.9%
596,361		Alliant Energy Corp			35,399,989
1,272,798		Equitable Holdings, Inc			30,572,608
848,581		FirstEnergy Corp			43,099,429
224,086		NextEra Energy, Inc			60,099,865
683,887		PPL Corp			24,749,871
		TOTAL UTILITIES			193,921,762

		TOTAL COMMON STOCKS			6,649,510,554
		(Cost $4,238,609,043)

PURCHASED OPTIONS - 0.0%

CAPITAL GOODS - 0.0%
26,000		Carlisle Cos, Inc			33,800
		TOTAL CAPITAL GOODS			33,800

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
30,000		Biogen, Inc			21,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			21,000

		TOTAL PURCHASED OPTIONS			54,800
		(Cost $191,473)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

TREASURY DEBT - 0.1%
$8,887,000		United States Treasury Bill	1.470-1.476%	02/04/20	8,886,660
		TOTAL TREASURY DEBT			8,886,660
6

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
51,315,298	c	State Street Navigator Securities Lending Government Money Market Portfolio	$51,315,298
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	51,315,298

		TOTAL SHORT-TERM INVESTMENTS	60,201,958
		(Cost $60,201,209)
		TOTAL INVESTMENTS - 100.6%	6,709,767,312
		(Cost $4,299,001,725)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(37,996,615)
		NET ASSETS - 100.0%	$6,671,770,697

		Abbreviation(s):
		ADR American Depositary Receipt

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $72,840,850.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2020, the aggregate value of these securities is $22,031,810 or 0.3% of net assets.
	n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of January 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Biogen, Inc, Call	300	$155,064	$310 .00	02/07/20	$21,000
Carlisle Cos, Inc, Put	260	36,410	145 .00	02/21/20	33,800
Total	560	$191,474			$54,800
7

TIAA-CREF FUNDS - Growth & Income Fund

Written options outstanding as of January 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	500	$(52,479)	$72 .50	05/15/20	$(87,500)
Acuity Brands, Inc, Put	375	(38,610)	105 .00	03/20/20	(37,500)
Advanced Micro Devices, Inc, Put	724	(33,999)	43 .00	02/21/20	(49,232)
Alliance Data Systems Corp, Put	445	(48,487)	90 .00	03/20/20	(44,500)
Alphabet, Inc, Call	27	(52,324)	1,540 .00	06/19/20	(126,090)
Alphabet, Inc, Put	30	(67,437)	1,260 .00	06/19/20	(79,200)
Amazon.com, Inc, Call	130	(115,303)	2,200 .00	04/17/20	(347,750)
Amazon.com, Inc, Put	130	(113,613)	1,360 .00	04/17/20	(21,320)
American Tower Corp, Put	200	(24,592)	205 .00	02/14/20	(6,200)
Anthem, Inc, Call	160	(86,118)	350 .00	06/19/20	(13,920)
Anthem, Inc, Put	160	(43,290)	220 .00	06/19/20	(79,200)
Apple, Inc, Call	137	(224,396)	350 .00	09/18/20	(162,345)
Apple, Inc, Call	59	(201,420)	320 .00	01/15/21	(172,575)
Apple, Inc, Put	230	(27,165)	275 .00	03/20/20	(77,050)
Apple, Inc, Put	448	(82,229)	255 .00	04/17/20	(107,072)
Apple, Inc, Put	412	(361,249)	270 .00	09/18/20	(466,796)
Apple, Inc, Put	59	(61,533)	265 .00	01/15/21	(81,125)
Arista Networks, Inc, Put	160	(362,148)	165 .00	01/15/21	(168,800)
Aspen Technology, Inc, Put	372	(61,755)	110 .00	03/20/20	(74,400)
Biogen, Inc, Call	300	(54,797)	340 .00	02/07/20	(26,400)
Biogen, Inc, Put	300	(101,593)	250 .00	02/07/20	(105,000)
Biohaven Pharmaceutical Holding Co Ltd, Put	640	(318,689)	45 .00	03/20/20	(489,600)
Boeing Co, Call	127	(52,067)	380 .00	03/20/20	(6,477)
Boston Scientific Corp, Put	500	(25,965)	39 .00	02/21/20	(16,000)
Boston Scientific Corp, Put	500	(36,995)	40 .00	02/21/20	(25,000)
Carlisle Cos, Inc, Call	300	(17,688)	170 .00	02/21/20	(19,500)
Carlisle Cos, Inc, Put	300	(17,688)	140 .00	02/21/20	(20,250)
Casey’s General Stores, Inc, Put	275	(35,189)	145 .00	02/21/20	(6,050)
Children’s Place, Inc, Call	550	(48,928)	75 .00	03/20/20	(63,250)
Children’s Place, Inc, Put	550	(282,673)	55 .00	03/20/20	(160,600)
Children’s Place, Inc, Put	225	(161,538)	55 .00	06/19/20	(128,250)
Chipotle Mexican Grill, Inc, Call	44	(141,807)	940 .00	06/19/20	(158,400)
Chipotle Mexican Grill, Inc, Put	44	(40,169)	680 .00	06/19/20	(40,920)
CME Group, Inc, Call	200	(61,591)	240 .00	06/19/20	(60,000)
CME Group, Inc, Put	150	(22,194)	175 .00	06/19/20	(25,875)
Costco Wholesale Corp, Call	200	(267,187)	340 .00	01/15/21	(219,000)
Costco Wholesale Corp, Put	400	(307,186)	260 .00	06/19/20	(102,800)
Cree, Inc, Put	540	(118,312)	40 .00	03/20/20	(33,480)
Deckers Outdoor Corp, Put	300	(173,385)	135 .00	06/19/20	(47,250)
DexCom, Inc, Put	320	(222,383)	150 .00	06/19/20	(52,800)
Exact Sciences Corp, Put	300	(50,387)	80 .00	02/21/20	(34,500)
FedEx Corp, Put	314	(482,725)	155 .00	01/15/21	(671,960)
Five Below, Inc, Put	475	(9,690)	107 .00	02/07/20	(23,750)
Guidewire Software, Inc, Put	372	(31,233)	95 .00	03/20/20	(29,760)
Guidewire Software, Inc, Put	400	(75,583)	90 .00	04/17/20	(29,000)
8

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
GW Pharmaceuticals plc, Call	225	$(23,166)	$140 .00	02/21/20	$(11,250)
Hasbro, Inc, Put	215	(49,871)	80 .00	04/17/20	(16,662)
Hasbro, Inc, Put	210	(73,910)	85 .00	04/17/20	(26,250)
Hess Corp, Put	742	(66,920)	52 .50	03/20/20	(120,946)
Home Depot, Inc, Call	160	(45,439)	260 .00	03/20/20	(5,760)
Humana, Inc, Put	400	(65,183)	300 .00	02/21/20	(88,000)
Jazz Pharmaceuticals plc, Call	275	(26,969)	185 .00	03/20/20	(4,812)
Jazz Pharmaceuticals plc, Put	275	(51,512)	125 .00	03/20/20	(33,687)
Keysight Technologies, Inc, Put	484	(68,238)	85 .00	03/20/20	(84,700)
Kirby Corp, Put	450	(22,032)	65 .00	03/20/20	(41,625)
Lululemon Athletica, Inc, Call	112	(6,843)	270 .00	02/21/20	(2,016)
Lululemon Athletica, Inc, Call	113	(12,199)	265 .00	03/06/20	(10,453)
M&T Bank Corp, Put	320	(24,627)	135 .00	04/17/20	(16,800)
Mastercard, Inc, Call	120	(116,153)	340 .00	06/19/20	(104,640)
Mastercard, Inc, Put	120	(57,354)	275 .00	06/19/20	(58,200)
Mattel, Inc, Put	1,785	(44,555)	12 .00	02/21/20	(26,775)
Monolithic Power Systems, Inc, Put	225	(36,609)	140 .00	03/20/20	(25,875)
Motorola Solutions, Inc, Put	320	(102,385)	130 .00	04/17/20	(14,080)
Motorola Solutions, Inc, Put	480	(304,314)	150 .00	07/17/20	(156,000)
Nektar Therapeutics, Put	2,022	(534,426)	18 .00	08/21/20	(490,335)
Northrop Grumman Corp, Call	77	(13,703)	445 .00	05/15/20	(7,508)
Northrop Grumman Corp, Call	100	(79,922)	430 .00	08/21/20	(59,500)
PepsiCo, Inc, Put	320	(36,537)	125 .00	03/20/20	(13,120)
Proofpoint, Inc, Put	400	(30,784)	100 .00	02/21/20	(8,000)
PVH Corp, Put	140	(90,993)	80 .00	06/19/20	(67,620)
PVH Corp, Put	100	(84,761)	85 .00	06/19/20	(70,000)
QUALCOMM, Inc, Put	445	(93,876)	70 .00	04/17/20	(36,045)
RH, Put	200	(44,991)	180 .00	02/14/20	(8,000)
Roku, Inc, Put	320	(31,968)	93 .00	02/14/20	(31,968)
Roku, Inc, Put	320	(253,742)	110 .00	04/17/20	(318,400)
ServiceNow, Inc, Put	88	(73,646)	220 .00	02/21/20	(2,464)
Shake Shack, Inc, Put	700	(146,627)	50 .00	03/20/20	(24,500)
Skyworks Solutions, Inc, Call	285	(23,928)	140 .00	01/31/20	(1,425)
Strategic Education, Inc, Put	160	(294,432)	135 .00	08/21/20	(112,800)
Teradata Corp, Put	1,665	(493,488)	25 .00	12/18/20	(657,675)
Universal Display Corp, Call	160	(78,072)	260 .00	03/20/20	(6,400)
Universal Display Corp, Put	200	(104,790)	145 .00	06/19/20	(165,000)
Universal Health Services, Inc, Put	332	(137,100)	120 .00	08/21/20	(129,480)
VF Corp, Put	500	(87,479)	70 .00	08/21/20	(87,500)
World Wrestling Entertainment, Inc, Put	1,000	(100,619)	40 .00	03/20/20	(100,619)
World Wrestling Entertainment, Inc, Put	800	(110,367)	45 .00	04/17/20	(205,600)
Wynn Resorts Ltd, Put	225	(32,166)	100 .00	03/20/20	(34,425)
Wynn Resorts Ltd, Put	225	(48,590)	105 .00	03/20/20	(49,500)
Wynn Resorts Ltd, Put	900	(93,374)	110 .00	03/20/20	(292,500)
Xilinx, Inc, Put	320	(219,183)	85 .00	06/19/20	(220,800)
Zendesk, Inc, Put	520	(40,539)	67 .50	04/17/20	(44,200)
Zscaler, Inc, Put	600	(70,679)	45 .00	03/20/20	(72,000)
Zscaler, Inc, Put	600	(383,369)	47 .50	05/15/20	(161,400)
Total	34,139	$(10,248,219)			$(9,125,762)
9

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 3.3%
342,636		Aptiv plc	$29,052,106
255,561	*	Tesla, Inc	166,260,320
		TOTAL AUTOMOBILES & COMPONENTS	195,312,426

CAPITAL GOODS - 4.3%
296,571		Airbus SE	43,555,582
97,238		Boeing Co	30,947,938
251,797		L3Harris Technologies, Inc	55,730,230
166,590		Northrop Grumman Corp	62,399,616
81,865		Parker-Hannifin Corp	16,020,162
80,620		Roper Technologies Inc	30,769,429
24,341		TransDigm Group, Inc	15,658,079
		TOTAL CAPITAL GOODS	255,081,036

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
227,366	*	IHS Markit Ltd	17,930,083
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,930,083

CONSUMER DURABLES & APPAREL - 2.9%
1,507,532		Nike, Inc (Class B)	145,175,332
345,298		VF Corp	28,649,375
		TOTAL CONSUMER DURABLES & APPAREL	173,824,707

CONSUMER SERVICES - 1.3%
22,839	*	Chipotle Mexican Grill, Inc (Class A)	19,795,932
262,457		McDonald’s Corp	56,157,924
		TOTAL CONSUMER SERVICES	75,953,856

DIVERSIFIED FINANCIALS - 2.4%
33,285		BlackRock, Inc	17,552,845
499,986		Charles Schwab Corp	22,774,362
356,608		S&P Global, Inc	104,746,468
		TOTAL DIVERSIFIED FINANCIALS	145,073,675

FOOD & STAPLES RETAILING - 0.8%
424,281		Walmart, Inc	48,575,932
		TOTAL FOOD & STAPLES RETAILING	48,575,932

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
843,780	*	Alcon, Inc	49,732,393
675,574		Baxter International, Inc	60,274,713
701,853	*	Boston Scientific Corp	29,386,585
125,609	*	Intuitive Surgical, Inc	70,313,406
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	209,707,097
10

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

MATERIALS - 1.8%
154,637		Linde plc	$31,411,414
136,311		Sherwin-Williams Co	75,923,864
		TOTAL MATERIALS	107,335,278

MEDIA & ENTERTAINMENT - 13.5%
607,133		Activision Blizzard, Inc	35,505,138
111,270	*	Alphabet, Inc (Class A)	159,425,431
99,433	*	Alphabet, Inc (Class C)	142,609,791
943,231	*	Facebook, Inc	190,447,771
234,097	*	IAC/InterActiveCorp	57,023,688
189,336	*,n	NetFlix, Inc	65,337,960
1,211,203		Tencent Holdings Ltd	57,762,480
704,564		Walt Disney Co	97,448,247
		TOTAL MEDIA & ENTERTAINMENT	805,560,506

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.8%
1,428,922		AstraZeneca plc	139,787,932
2,284,832	*	Avantor, Inc	42,200,847
69,830	*	BioMarin Pharmaceutical, Inc	5,830,805
1,454,080		Bristol-Myers Squibb Co	91,534,336
206,504		Daiichi Sankyo Co Ltd	13,954,940
192,104		Eisai Co Ltd	14,477,271
1,221,879		GlaxoSmithKline plc (ADR)	57,183,937
297,456	*	Illumina, Inc	86,283,062
187,360	*	IQVIA Holdings, Inc	29,087,640
31,860		Lonza Group AG.	13,084,576
1,315,895		Merck & Co, Inc	112,430,069
246,221		Novo Nordisk AS	14,987,879
745,380		Pfizer, Inc	27,757,951
114,663	*	Regeneron Pharmaceuticals, Inc	38,749,214
385,465	*	Vertex Pharmaceuticals, Inc	87,519,828
2,210,504	*,g	Wuxi Biologics Cayman, Inc	27,958,166
172,791		Zoetis, Inc	23,190,280
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	826,018,733

RETAILING - 8.3%
173,630	*	Amazon.com, Inc	348,774,053
20,563	*	Booking Holdings, Inc	37,641,600
110,512		Kering	67,525,103
380,476		Lowe’s Companies, Inc	44,226,530
		TOTAL RETAILING	498,167,286

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.5%
358,146	*	Advanced Micro Devices, Inc	16,832,862
960,216		Applied Materials, Inc	55,682,926
190,567		Broadcom, Inc	58,153,426
122,437	n	Lam Research Corp	36,511,938
1,352,436		Marvell Technology Group Ltd	32,512,561
383,286		NVIDIA Corp	90,620,309
436,726		NXP Semiconductors NV	55,403,060
11

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY			VALUE

858,180		Texas Instruments, Inc			$103,539,417
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			449,256,499

SOFTWARE & SERVICES - 28.1%
561,508	*	Adobe, Inc			197,167,919
77,186	*,g	Adyen NV			70,926,747
510,759	*	Akamai Technologies, Inc			47,679,353
65,146	*	Atlassian Corp plc			9,576,462
238,792		Automatic Data Processing, Inc			40,926,561
292,890		Fidelity National Information Services, Inc			42,076,577
382,056		Intuit, Inc			107,120,861
692,268		Mastercard, Inc (Class A)			218,715,152
2,499,968		Microsoft Corp			425,569,553
718,572	*	PayPal Holdings, Inc			81,838,165
1,147,758	*	salesforce.com, Inc			209,247,761
116,945	*	ServiceNow, Inc			39,554,307
156,189	*	Splunk, Inc			24,249,904
75		TiVo Corp			546
71,865	*	Trade Desk, Inc			19,344,621
687,880		Visa, Inc (Class A)			136,867,484
71,304	*	Wix.com Ltd			10,174,368
		TOTAL SOFTWARE & SERVICES			1,681,036,341

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
916,519	n	Apple, Inc			283,671,796
484,274	*	Keysight Technologies, Inc			45,032,639
154,506		Motorola Solutions, Inc			27,347,562
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			356,051,997

TRANSPORTATION - 1.3%
287,760		Kansas City Southern			48,542,234
821,573	*,n	Uber Technologies, Inc			29,814,884
		TOTAL TRANSPORTATION			78,357,118

		TOTAL COMMON STOCKS			5,923,242,570
		(Cost $3,600,478,835)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.8%
$29,150,000		Federal Home Loan Bank (FHLB)	1.500%	02/03/20	29,150,000
22,003,000		FHLB	1.510	02/06/20	22,000,158
		TOTAL GOVERNMENT AGENCY DEBT			51,150,158

		TOTAL SHORT-TERM INVESTMENTS			51,150,158
		(Cost $51,145,956)
12

TIAA-CREF FUNDS - Large-Cap Growth Fund

		VALUE

	TOTAL INVESTMENTS - 99.8%	$5,974,392,728
	(Cost $3,651,624,791)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	9,464,208
	NET ASSETS - 100.0%	$5,983,856,936

	Abbreviation(s):
	ADR American Depositary Receipt

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2020, the aggregate value of these securities is $98,884,913 or 1.7% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Written options outstanding as of January 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Lam Research Corp, Put	98	$(16,558)	$280 .00	02/21/20	$(32,536)
NetFlix, Inc, Put	93	(11,993)	295 .00	02/21/20	(7,440)
Uber Technologies, Inc, Put	803	(38,512)	33 .00	02/21/20	(56,210)
Total	994	$(67,063)			$(96,186)

13

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

BANKS - 15.8%
6,450,000		Bank of America Corp	$211,753,500
2,435,000		Citigroup, Inc	181,188,350
2,020,000		JPMorgan Chase & Co	267,367,200
366,139		PNC Financial Services Group, Inc	54,389,948
1,100,000		US Bancorp	58,542,000
1,979,073		Wells Fargo & Co	92,897,687
		TOTAL BANKS	866,138,685

CAPITAL GOODS - 10.2%
255,000		Allegion plc	32,976,600
115,000		Caterpillar, Inc	15,105,250
455,186		Deere & Co	72,183,396
474,977		Dover Corp	54,076,132
465,082		Eaton Corp	43,936,296
2,425,000		General Electric Co	30,191,250
564,035		Honeywell International, Inc	97,702,143
534,349		Ingersoll-Rand plc	71,191,317
1,286,397		Masco Corp	61,129,585
296,860		Parker-Hannifin Corp	58,092,533
138,535		Stanley Black & Decker, Inc	22,072,782
		TOTAL CAPITAL GOODS	558,657,284

CONSUMER DURABLES & APPAREL - 1.1%
15,835	*	NVR, Inc	60,441,720
		TOTAL CONSUMER DURABLES & APPAREL	60,441,720

CONSUMER SERVICES - 0.4%
98,953		McDonald’s Corp	21,172,973
		TOTAL CONSUMER SERVICES	21,172,973

DIVERSIFIED FINANCIALS - 3.1%
530,000		American Express Co	68,831,100
415,605		Goldman Sachs Group, Inc	98,810,089
		TOTAL DIVERSIFIED FINANCIALS	167,641,189

ENERGY - 6.4%
1,157,757		Chevron Corp	124,042,085
925,000		ConocoPhillips	54,972,750
565,000		Diamondback Energy, Inc	42,036,000
761,943		EOG Resources, Inc	55,553,264
220,000		Exxon Mobil Corp	13,666,400
740,000		Valero Energy Corp	62,389,400
		TOTAL ENERGY	352,659,899
14

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.5%
717,414		Walmart, Inc	$82,136,729
		TOTAL FOOD & STAPLES RETAILING	82,136,729

FOOD, BEVERAGE & TOBACCO - 2.6%
1,088,490		Mondelez International, Inc	62,457,556
989,536		Philip Morris International, Inc	81,834,627
		TOTAL FOOD, BEVERAGE & TOBACCO	144,292,183

HEALTH CARE EQUIPMENT & SERVICES - 6.9%
212,756		Anthem, Inc	56,439,912
306,766		Cigna Corp	59,015,643
841,106		CVS Health Corp	57,043,809
286,975		HCA Healthcare, Inc	39,832,130
440,000		Medtronic plc	50,793,600
148,438		UnitedHealth Group, Inc	40,441,933
514,559		Zimmer Biomet Holdings, Inc	76,103,276
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	379,670,303

HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
1,073,647		Procter & Gamble Co	133,797,889
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	133,797,889

INSURANCE - 7.7%
1,637,683		American International Group, Inc	82,309,948
551,493	*	Berkshire Hathaway, Inc (Class B)	123,771,574
539,297		Chubb Ltd	81,967,751
865,844		Lincoln National Corp	47,171,181
371,084		Marsh & McLennan Cos, Inc	41,509,456
479,925		Prudential Financial, Inc	43,701,971
		TOTAL INSURANCE	420,431,881

MATERIALS - 3.4%
494,768		Ball Corp	35,712,354
865,844		Corteva, Inc	25,040,209
781,733	*	Crown Holdings, Inc	57,871,694
250,000		DuPont de Nemours, Inc	12,795,000
450,000		PPG Industries, Inc	53,928,000
		TOTAL MATERIALS	185,347,257

MEDIA & ENTERTAINMENT - 4.5%
2,650,000		Comcast Corp (Class A)	114,453,500
945,007		Walt Disney Co	130,703,918
		TOTAL MEDIA & ENTERTAINMENT	245,157,418

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
180,000		Amgen, Inc	38,889,000
890,582		Bristol-Myers Squibb Co	56,062,137
430,000		Gilead Sciences, Inc	27,176,000
40,000	*	Jazz Pharmaceuticals plc	5,734,000
1,200,000		Johnson & Johnson	178,644,000
692,675		Merck & Co, Inc	59,182,152

15

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

3,290,209		Pfizer, Inc	$122,527,383
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	488,214,672

REAL ESTATE - 2.1%
163,284		AvalonBay Communities, Inc	35,382,010
227,602		Boston Properties, Inc	32,626,747
504,663		Prologis, Inc	46,873,099
		TOTAL REAL ESTATE	114,881,856

RETAILING - 1.8%
440,343		Home Depot, Inc	100,442,238
		TOTAL RETAILING	100,442,238

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
331,502		Analog Devices, Inc	36,382,344
1,078,594		Applied Materials, Inc	62,547,666
1,720,000		Intel Corp	109,959,600
915,321	*	Micron Technology, Inc	48,594,392
361,180		NXP Semiconductors NV	45,819,295
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	303,303,297

SOFTWARE & SERVICES - 3.2%
331,502		Accenture plc	68,027,525
494,768		Microsoft Corp	84,224,357
425,500		Oracle Corp	22,317,475
		TOTAL SOFTWARE & SERVICES	174,569,357

TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
989,536		Cisco Systems, Inc	45,488,970
705,000		TE Connectivity Ltd	64,986,900
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	110,475,870

TELECOMMUNICATION SERVICES - 3.7%
1,746,532		AT&T, Inc	65,704,534
2,300,672		Verizon Communications, Inc	136,751,944
		TOTAL TELECOMMUNICATION SERVICES	202,456,478

TRANSPORTATION - 1.8%
321,599		CSX Corp	24,550,868
420,553		Union Pacific Corp	75,455,619
		TOTAL TRANSPORTATION	100,006,487

UTILITIES - 4.7%
534,349		American Electric Power Co, Inc	55,689,853
365,000		Entergy Corp	48,004,800
1,300,000		FirstEnergy Corp	66,027,000
200,000		NextEra Energy, Inc	53,640,000
202,862		Sempra Energy	32,587,752
		TOTAL UTILITIES	255,949,405

		TOTAL COMMON STOCKS	5,467,845,070
		(Cost $4,346,503,957)

16

TIAA-CREF FUNDS - Large-Cap Value Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.4%
$25,090,000	Federal Home Loan Bank (FHLB)	1.500%	02/03/20	$25,090,000
	TOTAL GOVERNMENT AGENCY DEBT			25,090,000

	TOTAL SHORT-TERM INVESTMENTS			25,090,000
	(Cost $25,087,909)
	TOTAL INVESTMENTS - 100.1%			5,492,935,070
	(Cost $4,371,591,866)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%			(7,292,048)
	NET ASSETS - 100.0%			$5,485,643,022

*	Non-income producing
17

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.4%

AUTOMOBILES & COMPONENTS - 0.7%
122,512		Aptiv plc	$10,387,792
		TOTAL AUTOMOBILES & COMPONENTS	10,387,792

BANKS - 0.5%
64,649		First Republic Bank	7,168,281
		TOTAL BANKS	7,168,281

CAPITAL GOODS - 9.8%
206,898		Ametek, Inc	20,100,141
156,912		Ingersoll-Rand plc	20,905,386
151,757		ITT, Inc	10,179,859
110,925		L3Harris Technologies, Inc	24,551,030
106,869		Owens Corning, Inc	6,464,506
58,328		Rockwell Automation, Inc	11,179,145
20,000	*	Teledyne Technologies, Inc	7,301,200
39,079		TransDigm Group, Inc	25,138,739
40,000		W.W. Grainger, Inc	12,106,800
		TOTAL CAPITAL GOODS	137,926,806

COMMERCIAL & PROFESSIONAL SERVICES - 7.6%
60,000	*	Cimpress plc	7,177,800
72,500		Cintas Corp	20,225,325
380,000	*	Clarivate Analytics plc	7,660,800
26,731	*,n	CoStar Group, Inc	17,455,075
163,737		Experian Group Ltd	5,699,352
200,000	*	IHS Markit Ltd	15,772,000
80,000		Verisk Analytics, Inc	12,997,600
200,000		Waste Connections, Inc	19,262,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	106,249,952

CONSUMER DURABLES & APPAREL - 2.5%
172,316		DR Horton, Inc	10,201,107
84,973	*,n	Lululemon Athletica, Inc	20,341,686
1,250,000		Prada S.p.A	4,820,321
		TOTAL CONSUMER DURABLES & APPAREL	35,363,114

CONSUMER SERVICES - 2.6%
21,309	*	Chipotle Mexican Grill, Inc (Class A)	18,469,789
130,000	*	Planet Fitness, Inc	10,502,700
63,743		Wynn Resorts Ltd	8,041,817
		TOTAL CONSUMER SERVICES	37,014,306

DIVERSIFIED FINANCIALS - 4.0%
228,380	n	iShares Russell Midcap Growth Index Fund	35,159,101
18

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

133,558		State Street Corp	$10,100,991
183,701		Voya Financial, Inc	10,972,461
		TOTAL DIVERSIFIED FINANCIALS	56,232,553

ENERGY - 0.7%
54,928		Diamondback Energy, Inc	4,086,643
333,960		Parsley Energy, Inc	5,557,095
		TOTAL ENERGY	9,643,738

FOOD, BEVERAGE & TOBACCO - 1.5%
750,000		Davide Campari-Milano S.p.A	7,249,483
250,000		Keurig Dr Pepper, Inc	7,132,500
107,000	*	Monster Beverage Corp	7,126,200
		TOTAL FOOD, BEVERAGE & TOBACCO	21,508,183

HEALTH CARE EQUIPMENT & SERVICES - 8.3%
90,000	*	Align Technology, Inc	23,139,000
300,000	*	Centene Corp	18,843,000
53,300		Cerner Corp	3,828,539
100,000	*	DexCom, Inc	24,075,000
85,000	*	Guardant Health, Inc	6,463,400
65,000	*	Insulet Corp	12,612,600
60,000	*	Molina Healthcare, Inc	7,378,200
53,370		Teleflex, Inc	19,827,489
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	116,167,228

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
145,818		Church & Dwight Co, Inc	10,822,612
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	10,822,612

MATERIALS - 2.0%
300,000		Ball Corp	21,654,000
300,000	*	Summit Materials, Inc	6,591,000
		TOTAL MATERIALS	28,245,000

MEDIA & ENTERTAINMENT - 3.8%
42,400	*	GCI Liberty, Inc	3,102,832
72,462	*	IAC/InterActiveCorp	17,651,019
70,375	*	Liberty Media Group (Class C)	3,292,846
361,000	*	Reynolds Consumer Products Inc	10,306,550
600,000	*	Twitter, Inc	19,488,000
		TOTAL MEDIA & ENTERTAINMENT	53,841,247

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.2%
571,428	*	Avantor, Inc	10,554,275
165,000	*	BioMarin Pharmaceutical, Inc	13,777,500
276,860	*	Coherus Biosciences, Inc	4,994,554
200,000	*	Elanco Animal Health, Inc	6,180,000
172,756	*	Exact Sciences Corp	16,114,680
191,500	*	Horizon Therapeutics Plc	6,604,835
15,100	*	IQVIA Holdings, Inc	2,344,275
83,428	*	Jazz Pharmaceuticals plc	11,959,404
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	72,529,523
19

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 3.7%
271,945		Americold Realty Trust	$9,373,944
252,880	*	CBRE Group, Inc	15,438,324
110,000		SBA Communications Corp	27,451,600
		TOTAL REAL ESTATE	52,263,868

RETAILING - 8.6%
16,241	*	AutoZone, Inc	17,182,328
60,040	*	Burlington Stores, Inc	13,056,899
102,200	*	CarMax, Inc	9,917,488
166,623		Dollar General Corp	25,561,634
50,000		Expedia Group Inc	5,422,500
117,247	*	Five Below, Inc	13,274,705
479,640	*	Groupon, Inc	1,381,363
100,000	*	GrubHub, Inc	5,415,000
55,918	*	O’Reilly Automotive, Inc	22,708,300
76,169		Tractor Supply Co	7,079,909
		TOTAL RETAILING	121,000,126

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.1%
653,443	*,n	Advanced Micro Devices, Inc	30,711,821
154,200	*	Cree, Inc	7,168,758
40,707		Entegris, Inc	2,106,994
60,679		KLA Corp	10,056,938
95,000		Lam Research Corp	28,329,950
280,000		Marvell Technology Group Ltd	6,731,200
40,000		Monolithic Power Systems, Inc	6,846,800
100,000		NXP Semiconductors NV	12,686,000
110,000		Xilinx, Inc	9,292,800
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	113,931,261

SOFTWARE & SERVICES - 20.9%
10,000	*,g	Adyen NV	9,189,069
179,441	*,n	Anaplan, Inc	10,334,007
69,771	*	Aspen Technology, Inc	8,301,354
81,023	*	Datadog, Inc	3,744,073
70,319	*	EPAM Systems, Inc	16,042,577
45,000	*	Euronet Worldwide, Inc	7,093,800
28,091	*	Everbridge, Inc	2,546,168
265,913	*	Fiserv, Inc	31,539,941
37,000	*	FleetCor Technologies, Inc	11,663,510
221,261	*,e	GDS Holdings Ltd (ADR)	11,441,406
134,796		Global Payments, Inc	26,345,878
100,000	*	Guidewire Software, Inc	11,250,000
45,462	*	HubSpot, Inc	8,225,894
99,700	*	LiveRamp Holdings, Inc	4,011,928
270,000	*,e	Medallia, Inc	7,619,400
83,150	*	Okta, Inc	10,647,358
81,603	*	Proofpoint, Inc	10,021,664
92,030	*	RingCentral, Inc	18,919,528
491	*	Smartsheet, Inc	23,804
20

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY			VALUE

110,000	*	Splunk, Inc			$17,078,600
155,000	*	Synopsys, Inc			22,864,050
16,934	*	Trade Desk, Inc			4,558,294
102,144	*	Twilio, Inc			12,700,585
70,000	*	Wix.com Ltd			9,988,300
140,555	*	Zendesk, Inc			12,143,952
96,304	*	Zscaler, Inc			5,401,691
		TOTAL SOFTWARE & SERVICES			293,696,831

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
240,000		Amphenol Corp (Class A)			23,872,800
25,000	*	Arista Networks, Inc			5,583,500
70,347		CDW Corp			9,176,766
90,000	*	Keysight Technologies, Inc			8,369,100
17,239	*	Lumentum Holdings, Inc			1,306,199
130,000		Motorola Solutions, Inc			23,010,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			71,318,365

TRANSPORTATION - 1.0%
150,000	*	Lyft, Inc (Class A)			7,122,000
175,000	*	Spirit Airlines, Inc			7,187,250
		TOTAL TRANSPORTATION			14,309,250

		TOTAL COMMON STOCKS			1,369,620,036
		(Cost $1,073,731,993)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.6%

GOVERNMENT AGENCY DEBT - 2.3%
$21,740,000		Federal Home Loan Bank (FHLB)	1.500%	02/03/20	21,740,000
9,271,000		FHLB	1.510	02/06/20	9,269,803
		TOTAL GOVERNMENT AGENCY DEBT			31,009,803

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
4,791,611	c	State Street Navigator Securities Lending Government Money Market Portfolio			4,791,611
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,791,611

		TOTAL SHORT-TERM INVESTMENTS			35,801,414
		(Cost $35,798,855)
		TOTAL INVESTMENTS - 100.0%			1,405,421,450
		(Cost $1,109,530,848)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			230,018
		NET ASSETS - 100.0%			$1,405,651,468
21

TIAA-CREF FUNDS - Mid-Cap Growth Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,561,647.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/2020, the aggregate value of these securities is $9,189,069 or 0.7% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Written options outstanding as of January 31, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Call	1,700	$(902,751)	$41.00	07/17/20	$(1,725,500)
Anaplan, Inc, Call	1,790	(538,137)	62.50	03/20/20	(483,300)
Lululemon Athletica, Inc, Call	500	(436,447)	270.00	06/19/20	(463,500)
Lululemon Athletica, Inc, Put	500	(67,819)	200.00	03/20/20	(35,000)
Total	4,490	$(1,945,154)			$(2,707,300)

22

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.6%

BANKS - 7.6%
520,248		CIT Group, Inc	$23,780,536
739,401		Citizens Financial Group, Inc	27,564,869
822,302		East West Bancorp, Inc	37,694,324
126,283	*	SVB Financial Group	30,349,594
803,559		Synovus Financial Corp	28,140,636
722,137		TCF Financial Corp	30,531,952
553,145		Western Alliance Bancorp	30,550,198
		TOTAL BANKS	208,612,109

CAPITAL GOODS - 7.9%
394,598		CNH Industrial NV	3,717,113
340,734		Crane Co	29,119,128
183,501		Cummins, Inc	29,354,655
226,678		Ingersoll-Rand plc	30,200,310
199,989		L3Harris Technologies, Inc	44,263,565
93,400	*	Mastec, Inc	5,393,850
259,918		Stanley Black & Decker, Inc	41,412,735
627,524		Terex Corp	15,907,733
126,324		Triumph Group, Inc	2,580,799
942,450	*	Welbilt, Inc	14,221,571
		TOTAL CAPITAL GOODS	216,171,459

CONSUMER DURABLES & APPAREL - 3.8%
551,937	*	Capri Holdings Ltd	16,536,032
305,784		Lennar Corp (Class A)	20,291,826
150,948	*	Meritage Homes Corp	10,711,270
182,292	*	Mohawk Industries, Inc	24,004,211
1,629,036		Newell Brands Inc	31,815,073
		TOTAL CONSUMER DURABLES & APPAREL	103,358,412

CONSUMER SERVICES - 4.4%
220,797		International Game Technology plc	2,978,551
973,489	*	Penn National Gaming, Inc	29,039,177
311,770		Red Rock Resorts, Inc	7,641,483
139,791		Royal Caribbean Cruises Ltd	16,366,730
443,317		Wyndham Destinations, Inc	21,514,174
399,069		Wyndham Hotels & Resorts, Inc	22,814,775
163,633		Wynn Resorts Ltd	20,643,939
		TOTAL CONSUMER SERVICES	120,998,829

DIVERSIFIED FINANCIALS - 6.8%
1,819,488		AGNC Investment Corp	33,824,282
228,610		Ameriprise Financial, Inc	37,814,380
380,932		Discover Financial Services	28,619,421
23

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

771,742		Starwood Property Trust, Inc	$19,802,900
1,093,930		Synchrony Financial	35,454,271
541,396		Voya Financial, Inc	32,337,583
		TOTAL DIVERSIFIED FINANCIALS	187,852,837

ENERGY - 5.3%
438,761		Concho Resources, Inc	33,249,309
1,235,405		Marathon Oil Corp	14,046,555
924,349	*	Matador Resources Co	13,560,200
1,703,804		Parsley Energy, Inc	28,351,298
202,963		Pioneer Natural Resources Co	27,400,005
2,515,710	*	WPX Energy, Inc	30,062,734
		TOTAL ENERGY	146,670,101

FOOD, BEVERAGE & TOBACCO - 4.0%
2,306	*	Hain Celestial Group, Inc	55,828
288,498		Kellogg Co	19,678,449
1,004,823		Keurig Dr Pepper, Inc	28,667,600
419,899	*	Monster Beverage Corp	27,965,273
413,136		Tyson Foods, Inc (Class A)	34,137,428
		TOTAL FOOD, BEVERAGE & TOBACCO	110,504,578

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
668,492	*	Centene Corp	41,987,982
298,251	*	Hologic, Inc	15,962,394
204,758		McKesson Corp	29,200,538
145,300	*	Molina Healthcare, Inc	17,867,541
320,453		Zimmer Biomet Holdings, Inc	47,394,999
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	152,413,454

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
202,773		Colgate-Palmolive Co	14,960,592
478,078	e	Energizer Holdings, Inc	22,115,888
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	37,076,480

INSURANCE - 4.7%
297,669		Argo Group International Holdings Ltd	19,527,086
984,397	*	BRP Group, Inc	14,844,707
695,377		Hartford Financial Services Group, Inc	41,221,949
247,703		Willis Towers Watson plc	52,337,167
		TOTAL INSURANCE	127,930,909

MATERIALS - 7.1%
600,170	*	Axalta Coating Systems Ltd	17,290,898
808,288	*	Berry Global Group, Inc	34,368,406
902,582		CF Industries Holdings, Inc	36,356,003
1,765,411		Freeport-McMoRan, Inc (Class B)	19,596,062
335,053	e	International Flavors & Fragrances, Inc	43,928,799
802,271		Mosaic Co	15,917,056
442,052		Newmont Goldcorp Corp	19,918,863
711,430		Tronox Holdings plc	6,018,698
		TOTAL MATERIALS	193,394,785
24

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

MEDIA & ENTERTAINMENT - 1.3%
1,974,400	*	Conyers Park II Acquisition Corp	$21,905,968
35,168	*	IAC/InterActiveCorp	8,566,573
119,065		ViacomCBS, Inc (Class B)	4,063,689
		TOTAL MEDIA & ENTERTAINMENT	34,536,230

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.0%
123,501	*	Jazz Pharmaceuticals plc	17,703,868
1,081,639	*	Mylan NV	23,168,708
413,531	*	Prestige Consumer Healthcare, Inc.	16,772,817
261,212	*	United Therapeutics Corp	25,512,576
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	83,157,969

REAL ESTATE - 11.4%
83,349		American Assets Trust, Inc	3,797,380
148,523		AvalonBay Communities, Inc	32,183,449
201,254		Camden Property Trust	22,626,987
133,452		Essex Property Trust, Inc	41,338,092
551,066		Gaming and Leisure Properties, Inc	26,040,624
48,771		Kennedy-Wilson Holdings, Inc	1,051,503
648,551		MGM Growth Properties LLC	20,714,719
39,329		Monmouth Real Estate Investment Corp (Class A)	575,383
482,705		QTS Realty Trust, Inc	27,456,260
613,658		Rexford Industrial Realty, Inc	29,572,179
363,917		SL Green Realty Corp	33,494,921
355,839		STAG Industrial, Inc	11,472,249
139,585		Sun Communities, Inc	22,636,500
469,791		Welltower, Inc	39,889,954
		TOTAL REAL ESTATE	312,850,200

RETAILING - 0.7%
583,968	*	LKQ Corp	19,086,994
		TOTAL RETAILING	19,086,994

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
411,146	*	Cree, Inc	19,114,178
251,805	*	First Solar, Inc	12,484,492
215,864		NXP Semiconductors NV	27,384,507
401,634	*	Tower Semiconductor Ltd	8,908,242
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	67,891,419

SOFTWARE & SERVICES - 1.4%
547,037		DXC Technology Co	17,439,539
47,387	*	HubSpot, Inc	8,574,204
66,427	*	Proofpoint, Inc	8,157,900
220,731	*	Verra Mobility Corp	3,516,245
		TOTAL SOFTWARE & SERVICES	37,687,888

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
266,930	*	Ciena Corp	10,856,043
640,957	*	CommScope Holding Co, Inc	7,810,061
259,168	*	Lumentum Holdings, Inc	19,637,160
25

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY			VALUE

194,371		Motorola Solutions, Inc			$34,403,667
615,423		Western Digital Corp			40,310,206
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			113,017,137

TRANSPORTATION - 2.2%
236,549		Kansas City Southern			39,903,451
495,242	*	Spirit Airlines, Inc			20,339,589
		TOTAL TRANSPORTATION			60,243,040

UTILITIES - 11.5%
526,030		Alliant Energy Corp			31,225,141
254,233		Atmos Energy Corp			29,752,888
283,068		Entergy Corp			37,229,104
1,355,462		Equitable Holdings, Inc			32,558,197
445,831		Evergy, Inc			32,171,165
943,120		FirstEnergy Corp			47,901,065
817,949		PPL Corp			29,601,574
298,875		Sempra Energy			48,011,280
1,184,306		Vistra Energy Corp			26,670,571
		TOTAL UTILITIES			315,120,985

		TOTAL COMMON STOCKS			2,648,575,815
		(Cost $2,469,601,953)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.1%

GOVERNMENT AGENCY DEBT - 1.2%
$31,644,000		Federal Home Loan Bank (FHLB)	1.510%	02/06/20	31,639,913
		TOTAL GOVERNMENT AGENCY DEBT			31,639,913

TREASURY DEBT - 0.4%
10,370,000		United States Treasury Bill	1.465	02/06/20	10,368,736
		TOTAL TREASURY DEBT			10,368,736

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
41,815,111	c	State Street Navigator Securities Lending Government Money Market Portfolio			41,815,111
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			41,815,111

		TOTAL SHORT-TERM INVESTMENTS			83,823,760
		(Cost $83,820,364)
		TOTAL INVESTMENTS - 99.7%			2,732,399,575
		(Cost $2,553,422,317)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			9,130,093
		NET ASSETS - 100.0%			$2,741,529,668

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $41,588,984.
26

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

TIAA-CREF FUNDS

QUANT LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.3%
15,322	*	Tesla, Inc	$9,968,034
		TOTAL AUTOMOBILES & COMPONENTS	9,968,034

BANKS - 0.8%
78,303		CIT Group, Inc	3,579,230
41,871		Signature Bank	5,941,076
25,543	*	SVB Financial Group	6,138,749
132,238		Western Alliance Bancorp	7,303,505
		TOTAL BANKS	22,962,560

CAPITAL GOODS - 6.7%
15,639		3M Co	2,481,284
206,998		Allison Transmission Holdings, Inc	9,149,312
71,556		Boeing Co	22,774,128
23,698		BWX Technologies, Inc	1,506,956
79,009		Carlisle Cos, Inc	12,343,576
156,824		Fortune Brands Home & Security, Inc	10,775,377
62,390		General Dynamics Corp	10,945,702
29,175		HEICO Corp (Class A)	2,805,176
32,183		Hexcel Corp	2,388,622
99,110		Honeywell International, Inc	17,167,834
50,277		Hubbell, Inc	7,201,175
13,223		Huntington Ingalls	3,451,203
29,827		Illinois Tool Works, Inc	5,219,128
6,273		L3Harris Technologies, Inc	1,388,403
76,680		Lockheed Martin Corp	32,828,241
62,075		Northrop Grumman Corp	23,251,433
33,276		Raytheon Co	7,351,999
140,101		Spirit Aerosystems Holdings, Inc (Class A)	9,151,397
17,916		TransDigm Group, Inc	11,525,005
60,190	*	United Rentals, Inc	8,167,181
4,543		W.W. Grainger, Inc	1,375,030
		TOTAL CAPITAL GOODS	203,248,162

COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
46,432		Cintas Corp	12,953,135
66,920	*	Copart, Inc	6,789,703
80,319		Republic Services, Inc	7,634,321
71,395		TransUnion	6,546,922
104,897		Waste Management, Inc	12,765,965
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	46,690,046

CONSUMER DURABLES & APPAREL - 1.0%
127,454		Nike, Inc (Class B)	12,273,820
27

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

76,297		Polaris Inc	$7,007,117
198,408	*	Skechers U.S.A., Inc (Class A)	7,418,475
31,573	*	Tempur Sealy International, Inc	2,892,718
		TOTAL CONSUMER DURABLES & APPAREL	29,592,130

CONSUMER SERVICES - 1.7%
87,592		Darden Restaurants, Inc	10,198,336
48,334		Dunkin Brands Group, Inc	3,774,402
103,099		H&R Block, Inc	2,391,897
280,307		Starbucks Corp	23,778,443
23,684		Vail Resorts, Inc	5,554,135
123,444		Yum China Holdings, Inc	5,316,733
		TOTAL CONSUMER SERVICES	51,013,946

DIVERSIFIED FINANCIALS - 3.5%
29,209		American Express Co	3,793,373
32,625		Ameriprise Financial, Inc	5,396,501
66,137		CBOE Global Markets, Inc	8,149,401
14,503		Charles Schwab Corp	660,612
12,374	*	Credit Acceptance Corp	5,308,199
140,075		Discover Financial Services	10,523,835
93,483		IntercontinentalExchange Group, Inc	9,323,994
75,500		iShares Russell 1000 Growth Index Fund	13,582,450
106,391		LPL Financial Holdings, Inc	9,801,803
8,815		Moody’s Corp	2,263,604
56,684		MSCI, Inc (Class A)	16,200,287
28,322		S&P Global, Inc	8,319,021
167,828		Synchrony Financial	5,439,305
42,973		T Rowe Price Group, Inc	5,738,185
44,692		TD Ameritrade Holding Corp	2,121,976
		TOTAL DIVERSIFIED FINANCIALS	106,622,546

FOOD & STAPLES RETAILING - 1.3%
66,403		Casey’s General Stores, Inc	10,681,587
43,953		Costco Wholesale Corp	13,428,520
117,346	*	Sprouts Farmers Market, Inc	1,834,118
161,765		SYSCO Corp	13,287,377
		TOTAL FOOD & STAPLES RETAILING	39,231,602

FOOD, BEVERAGE & TOBACCO - 2.7%
80,221		Altria Group, Inc	3,812,904
86,948		Campbell Soup Co	4,207,414
336,882		Coca-Cola Co	19,673,909
86,476		Hershey Co	13,418,481
134,264		Kellogg Co	9,158,147
59,106		McCormick & Co, Inc	9,656,147
156,477		PepsiCo, Inc	22,222,864
		TOTAL FOOD, BEVERAGE & TOBACCO	82,149,866

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
33,208		Abbott Laboratories	2,893,745
118,859		AmerisourceBergen Corp	10,169,576
38,957		Anthem, Inc	10,334,513
28

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

63,920	*	Boston Scientific Corp	$2,676,330
29,673	*	Centene Corp	1,863,761
19,468	*	Edwards Lifesciences Corp	4,280,235
30,551		Encompass Health Corp	2,353,344
62,941		HCA Healthcare, Inc	8,736,211
26,590		Hill-Rom Holdings, Inc	2,831,569
34,697		Humana, Inc	11,666,519
5,761	*	Intuitive Surgical, Inc	3,224,893
20,685	*	Laboratory Corp of America Holdings	3,628,149
22,325	*	Molina Healthcare, Inc	2,745,305
17,181		STERIS plc	2,589,005
45,069		Stryker Corp	9,496,038
214,452		UnitedHealth Group, Inc	58,427,448
79,666	*	Veeva Systems, Inc	11,679,832
23,595		West Pharmaceutical Services, Inc	3,679,640
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	153,276,113

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
12,497		Estee Lauder Cos (Class A)	2,438,915
12,852	*	Herbalife Nutrition Ltd	499,300
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,938,215

INSURANCE - 1.2%
15,578		Aon plc	3,431,054
248,622	*	Arch Capital Group Ltd	10,979,148
27,250		Everest Re Group Ltd	7,536,533
118,949		Marsh & McLennan Cos, Inc	13,305,635
3,584		RenaissanceRe Holdings Ltd	678,953
		TOTAL INSURANCE	35,931,323

MATERIALS - 0.6%
37,731		CF Industries Holdings, Inc	1,519,805
17,227		Ecolab, Inc	3,378,387
27,619		Martin Marietta Materials, Inc	7,285,892
10,738		Scotts Miracle-Gro Co (Class A)	1,317,982
5,456		Sherwin-Williams Co	3,038,937
		TOTAL MATERIALS	16,541,003

MEDIA & ENTERTAINMENT - 10.8%
55,843	*	Alphabet, Inc (Class A)	80,010,733
55,712	*	Alphabet, Inc (Class C)	79,903,822
20,004		Altice USA, Inc	547,309
53,268	*	AMC Networks, Inc	1,949,076
7,786	*	Charter Communications, Inc	4,028,944
502,572		Comcast Corp (Class A)	21,706,085
114,535	*	Electronic Arts, Inc	12,360,617
408,036	*	Facebook, Inc	82,386,549
230,460		Interpublic Group of Cos, Inc	5,231,442
60,665	*	NetFlix, Inc	20,934,885
84,929		Omnicom Group, Inc	6,396,003
88,391	*	Take-Two Interactive Software, Inc	11,017,054
		TOTAL MEDIA & ENTERTAINMENT	326,472,519
29

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
177,675		AbbVie, Inc	$14,395,229
93,231	*	Alexion Pharmaceuticals, Inc	9,266,229
127,194		Amgen, Inc	27,480,264
164,379		Bristol-Myers Squibb Co	10,347,658
10,863		Bruker BioSciences Corp	537,393
17,636	*	Charles River Laboratories International, Inc	2,726,173
73,785		Eli Lilly & Co	10,303,337
88,440	*	Exelixis, Inc	1,521,168
299,069	*	Horizon Therapeutics Plc	10,314,890
65,074	*	Incyte Corp	4,754,957
89,127	*	IQVIA Holdings, Inc	13,836,967
1,094	*	Jazz Pharmaceuticals plc	156,825
36,776		Johnson & Johnson	5,474,843
594,015		Merck & Co, Inc	50,752,642
110,491	*	PRA Health Sciences, Inc	11,193,843
70,380		Thermo Fisher Scientific, Inc	22,042,312
77,703	*	Vertex Pharmaceuticals, Inc	17,642,466
177,507		Zoetis, Inc	23,823,214
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	236,570,410

REAL ESTATE - 2.1%
117,754		American Tower Corp	27,288,312
55,328	*	CBRE Group, Inc	3,377,774
47,837		Crown Castle International Corp	7,167,896
8,246		Equinix, Inc	4,862,914
49,190		Extra Space Storage, Inc	5,444,349
11,112		Lamar Advertising Co	1,031,305
109,354		Simon Property Group, Inc	14,560,485
		TOTAL REAL ESTATE	63,733,035

RETAILING - 9.0%
81,754	*	Amazon.com, Inc	164,220,895
577	*	AutoZone, Inc	610,443
106,571		Best Buy Co, Inc	9,025,498
6,010	*	Booking Holdings, Inc	11,001,605
19,833		Dollar General Corp	3,042,581
81,724		eBay, Inc	2,742,657
99,868		Home Depot, Inc	22,779,891
164,990		L Brands, Inc	3,821,168
78,414	*	LKQ Corp	2,562,962
108,968		Lowe’s Companies, Inc	12,666,440
4,488	*	O’Reilly Automotive, Inc	1,822,577
152,043		Ross Stores, Inc	17,057,704
76,880		Target Corp	8,513,691
156,155		TJX Companies, Inc	9,219,391
42,684		Williams-Sonoma, Inc	2,991,295
		TOTAL RETAILING	272,078,798

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.9%
76,443	*	Advanced Micro Devices, Inc	3,592,821
30

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

249		Analog Devices, Inc	$27,328
61,631		Broadcom, Inc	18,807,316
45,510		KLA Corp	7,542,827
63,383		Lam Research Corp	18,901,444
50,942		Maxim Integrated Products, Inc	3,062,633
147,885		NVIDIA Corp	34,964,451
274,348		QUALCOMM, Inc	23,404,628
105,735		Teradyne, Inc	6,977,453
244,294		Texas Instruments, Inc	29,474,071
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	146,754,972

SOFTWARE & SERVICES - 24.5%
149,238		Accenture plc	30,625,130
77,600	*	Adobe, Inc	27,248,464
61,010	*	Akamai Technologies, Inc	5,695,284
144,309		Automatic Data Processing, Inc	24,733,119
161,804		Booz Allen Hamilton Holding Co	12,627,184
74,128	*	Cadence Design Systems, Inc	5,345,370
35,297		CoreLogic Inc	1,641,311
291,408	*	Dropbox, Inc	4,959,764
15,621	*	EPAM Systems, Inc	3,563,775
72,666	*	Euronet Worldwide, Inc	11,455,068
12,364	*	Fair Isaac Corp	4,975,026
147,539		Fidelity National Information Services, Inc	21,195,453
64,150	*	Fiserv, Inc	7,608,832
21,461	*	FleetCor Technologies, Inc	6,765,151
123,226	*	Fortinet, Inc	14,215,351
46,666	*	Gartner, Inc	7,502,960
201,569		Genpact Ltd	8,923,460
65,312		Global Payments, Inc	12,765,230
16,384	*	HubSpot, Inc	2,964,521
63,566		International Business Machines Corp	9,136,341
31,164		Intuit, Inc	8,737,762
155,703		Mastercard, Inc (Class A)	49,192,806
1,518,512		Microsoft Corp	258,496,298
295,846		Oracle Corp	15,517,123
24,446	*	Palo Alto Networks, Inc	5,739,432
27,049	*	Paycom Software, Inc	8,605,910
39,672	*	Paylocity Holding Corp	5,629,060
316,528	*	PayPal Holdings, Inc	36,049,374
71,917		Sabre Corp	1,549,092
95,571	*	salesforce.com, Inc	17,423,549
51,354	*	ServiceNow, Inc	17,369,463
62,613		SS&C Technologies Holdings, Inc	3,945,245
38,544	*	Synopsys, Inc	5,685,625
64,818	*	VeriSign, Inc	13,491,218
308,614		Visa, Inc (Class A)	61,404,928
24,604	*	WEX, Inc	5,337,100
		TOTAL SOFTWARE & SERVICES	738,120,779

TECHNOLOGY HARDWARE & EQUIPMENT - 12.2%
6,919		Amphenol Corp (Class A)	688,233
865,431		Apple, Inc	267,859,549
106,289		CDW Corp	13,865,400
31

TIAA-CREF FUNDS - Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

1,031,065		Cisco Systems, Inc	$47,398,058
679	*	F5 Networks, Inc	82,919
86,590		HP, Inc	1,846,099
100,653		Jabil Inc	3,914,395
84,224	*	Keysight Technologies, Inc	7,831,990
81,130		Motorola Solutions, Inc	14,360,010
77,218	*	NCR Corp	2,603,791
21,398	e	Ubiquiti, Inc	3,496,861
16,045	*	Zebra Technologies Corp (Class A)	3,835,076
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	367,782,381

TELECOMMUNICATION SERVICES - 0.4%
167,591	*	T-Mobile US, Inc	13,271,531
		TOTAL TELECOMMUNICATION SERVICES	13,271,531

TRANSPORTATION - 1.4%
82,213		Alaska Air Group, Inc	5,310,138
104,745		Delta Air Lines, Inc	5,838,486
152,004		Southwest Airlines Co	8,357,180
77,742		Union Pacific Corp	13,948,470
93,555		United Parcel Service, Inc (Class B)	9,684,813
		TOTAL TRANSPORTATION	43,139,087

		TOTAL COMMON STOCKS	3,008,089,058
		(Cost $1,812,021,400)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.3%

GOVERNMENT AGENCY DEBT - 0.2%
$7,320,000		Federal Home Loan Bank (FHLB)	1.500%	02/03/20	7,320,000
		TOTAL GOVERNMENT AGENCY DEBT			7,320,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
1,911,585	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,911,585
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,911,585

		TOTAL SHORT-TERM INVESTMENTS			9,231,585
		(Cost $9,230,975)
		TOTAL INVESTMENTS - 100.0%			3,017,320,643
		(Cost $1,821,252,375)
		OTHER ASSETS & LIABILITIES, NET - (0.0)%			(966,365)
		NET ASSETS - 100.0%			$3,016,354,278

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,818,701.
32

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

TIAA-CREF FUNDS

QUANT LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.7%
215,016		General Motors Co	$7,179,384
20,061		Gentex Corp	597,216
15,424		Thor Industries, Inc	1,241,941
		TOTAL AUTOMOBILES & COMPONENTS	9,018,541

BANKS - 10.9%
861,704		Bank of America Corp	28,289,742
32,788		Bank OZK	891,178
280,962		Citigroup, Inc	20,906,382
182,496		Citizens Financial Group, Inc	6,803,451
70,371		Comerica, Inc	4,303,890
57,516		East West Bancorp, Inc	2,636,533
118,226		Fifth Third Bancorp	3,363,530
106,738		First Horizon National Corp	1,707,808
277,612		JPMorgan Chase & Co	36,744,724
20,546		Keycorp	384,416
412,713		MGIC Investment Corp	5,691,312
67,479		PacWest Bancorp	2,365,139
15,143		PNC Financial Services Group, Inc	2,249,493
82,338		Popular, Inc	4,607,634
19,856		Sterling Bancorp/DE	397,120
7,501	*	SVB Financial Group	1,802,715
45,309		TCF Financial Corp	1,915,665
41,231		Truist Financial Corp	2,126,283
95,512		Umpqua Holdings Corp	1,614,153
65,499		US Bancorp	3,485,857
24,393		Webster Financial Corp	1,094,270
261,750		Wells Fargo & Co	12,286,545
		TOTAL BANKS	145,667,840

CAPITAL GOODS - 7.1%
44,671		3M Co	7,087,501
10,775		Acuity Brands, Inc	1,270,049
131,545	*	Aecom Technology Corp	6,344,415
31,655		Allegion plc	4,093,625
25,492		Ametek, Inc	2,476,548
15,669		BWX Technologies, Inc	996,392
34,040		Carlisle Cos, Inc	5,318,069
8,818		Caterpillar, Inc	1,158,244
53		Cummins, Inc	8,478
10,568		Curtiss-Wright Corp	1,536,904
11,449		Deere & Co	1,815,582
28,118		Dover Corp	3,201,234
377,590		General Electric Co	4,700,996
12,786		GrafTech International Ltd	137,194
33

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

28,123	*	HD Supply Holdings, Inc	$1,145,731
12,368		Honeywell International, Inc	2,142,385
13,614		Hubbell, Inc	1,949,933
4,504		Huntington Ingalls	1,175,544
14,517		ITT, Inc	973,800
64,407		Johnson Controls International plc	2,540,856
34,089		Oshkosh Corp	2,933,018
29,482		Owens Corning, Inc	1,783,366
59,657		PACCAR, Inc	4,427,146
19,545		Parker-Hannifin Corp	3,824,761
63,846		Quanta Services, Inc	2,499,571
10,142		Raytheon Co	2,240,774
16,402		Regal-Beloit Corp	1,286,901
9,713		Roper Technologies Inc	3,707,064
69,785		Spirit Aerosystems Holdings, Inc (Class A)	4,558,356
23,627		Textron, Inc	1,085,188
3,272		Timken Co	171,878
36,914	*	United Rentals, Inc	5,008,861
41,192		United Technologies Corp	6,187,038
29,267	*	WABCO Holdings, Inc	3,970,069
24,209		Wabtec Corp	1,788,077
		TOTAL CAPITAL GOODS	95,545,548

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
7,179	*	Clean Harbors, Inc	590,257
4,938	*	IAA, Inc	233,370
45,698		Nielsen NV	932,239
49,376		Republic Services, Inc	4,693,189
50,020		Waste Management, Inc	6,087,434
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,536,489

CONSUMER DURABLES & APPAREL - 0.3%
24,851		Leggett & Platt, Inc	1,182,659
2,879		Lennar Corp (B Shares)	151,176
4,863		Polaris Inc	446,618
33,223	*	Skechers U.S.A., Inc (Class A)	1,242,208
5,280		Whirlpool Corp	771,778
		TOTAL CONSUMER DURABLES & APPAREL	3,794,439

CONSUMER SERVICES - 2.1%
9,947		Carnival Corp	432,993
1,842		Dunkin Brands Group, Inc	143,842
62,746		Extended Stay America, Inc	810,678
52,164	*	frontdoor, Inc	2,221,143
7,416	*	Grand Canyon Education, Inc	580,525
127,972		H&R Block, Inc	2,968,950
36,653	*	Hilton Grand Vacations, Inc	1,169,597
46,987		Las Vegas Sands Corp	3,068,721
47,710		McDonald’s Corp	10,208,509
32,444		MGM Resorts International	1,007,711
29,918		Royal Caribbean Cruises Ltd	3,502,799
7,314		Vail Resorts, Inc	1,715,206
9,066		Wyndham Destinations, Inc	439,973
		TOTAL CONSUMER SERVICES	28,270,647
34

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 6.0%
6,540		Affiliated Managers Group, Inc	$522,219
175,931		Ally Financial, Inc	5,635,070
21,984		American Express Co	2,855,062
170,541		Bank of New York Mellon Corp	7,636,826
6,945		BlackRock, Inc	3,662,446
44,969		Capital One Financial Corp	4,487,906
23,229		CME Group, Inc	5,043,248
70,171		Discover Financial Services	5,271,947
12,405		Evercore Inc	950,471
16,209		Goldman Sachs Group, Inc	3,853,690
42,439		IntercontinentalExchange Group, Inc	4,232,866
84,000		iShares Russell 1000 Value Index Fund	11,219,040
47,242		Legg Mason, Inc	1,849,524
194,763		Morgan Stanley	10,178,314
52,610		Navient Corp	756,532
33,140		OneMain Holdings, Inc	1,404,142
31,394		Santander Consumer USA Holdings, Inc	835,708
71,641		SLM Corp	782,320
93,334		State Street Corp	7,058,850
12,775		TD Ameritrade Holding Corp	606,557
23,864		Voya Financial, Inc	1,425,397
		TOTAL DIVERSIFIED FINANCIALS	80,268,135

ENERGY - 6.8%
131,385		Cabot Oil & Gas Corp	1,851,215
783,673	*	Centennial Resource Development, Inc	2,554,774
190,823		Chevron Corp	20,444,776
85,397		Cimarex Energy Co	3,748,074
14,741		Concho Resources, Inc	1,117,073
96,083		ConocoPhillips	5,710,213
148,997		Continental Resources, Inc	4,055,698
86,679	*	Devon Energy Corp	1,882,668
114,795		EOG Resources, Inc	8,369,703
415,841		Exxon Mobil Corp	25,832,043
93,551		Kosmos Energy Ltd	478,046
134,616		Marathon Petroleum Corp	7,336,572
133,525		Parsley Energy, Inc	2,221,856
21,821		PBF Energy, Inc	595,713
48,539		Phillips 66	4,435,008
8,446		Schlumberger Ltd	283,026
6,891		Valero Energy Corp	580,980
		TOTAL ENERGY	91,497,438

FOOD & STAPLES RETAILING - 1.8%
3,403		Casey’s General Stores, Inc	547,407
227,847		Kroger Co	6,119,970
139,396	*	Sprouts Farmers Market, Inc	2,178,760
67,048	*	US Foods Holding Corp	2,693,318
12,386		Walgreens Boots Alliance, Inc	629,828
107,935		Walmart, Inc	12,357,478
		TOTAL FOOD & STAPLES RETAILING	24,526,761
35

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 5.8%
189,999		Altria Group, Inc	$9,030,653
139,281		Coca-Cola Co	8,134,010
36,367		Constellation Brands, Inc (Class A)	6,847,906
28,193		General Mills, Inc	1,472,238
34,477		Hershey Co	5,349,796
59,190		Ingredion, Inc	5,208,720
51,771		Kellogg Co	3,531,300
23,492		Lamb Weston Holdings, Inc	2,145,055
225,059		Mondelez International, Inc	12,913,885
57,022		PepsiCo, Inc	8,098,264
104,298		Philip Morris International, Inc	8,625,445
82,501		Tyson Foods, Inc (Class A)	6,817,058
		TOTAL FOOD, BEVERAGE & TOBACCO	78,174,330

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
29,349		Abbott Laboratories	2,557,472
9,488	*	Acadia Healthcare Co, Inc	304,849
31,230		Anthem, Inc	8,284,695
2,722		Becton Dickinson & Co	749,040
1,750	*	Centene Corp	109,918
30,846		Cigna Corp	5,934,153
68,228		CVS Health Corp	4,627,223
40,327		Danaher Corp	6,487,405
57,863	*	DaVita, Inc	4,621,518
34,951		Encompass Health Corp	2,692,276
13,341	*	Envista Holdings Corp	394,760
48,241		HCA Healthcare, Inc	6,695,851
111,102	*	Hologic, Inc	5,946,179
22,842		Humana, Inc	7,680,394
8,330	*	Integra LifeSciences Holdings Corp	458,483
23,588	*	Laboratory Corp of America Holdings	4,137,335
56,963	*	MEDNAX, Inc	1,314,136
103,259		Medtronic plc	11,920,219
14,540	*	Premier, Inc	505,556
49,820		Quest Diagnostics, Inc	5,513,579
24,507		STERIS plc	3,692,960
36,577		West Pharmaceutical Services, Inc	5,704,183
1,127		Zimmer Biomet Holdings, Inc	166,683
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	90,498,867

HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
40,012		Colgate-Palmolive Co	2,952,085
63,003	*	Herbalife Nutrition Ltd	2,447,667
12,981		Kimberly-Clark Corp	1,859,399
1,438		Nu Skin Enterprises, Inc (Class A)	46,864
264,439		Procter & Gamble Co	32,954,388
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	40,260,403

INSURANCE - 6.9%
14,869		Allstate Corp	1,762,571
36

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

44,571		American Financial Group, Inc	$4,848,879
21,594		American International Group, Inc	1,085,314
1,004		American National Insurance Co	110,601
83,731	*	Athene Holding Ltd	3,647,322
170,509	*	Berkshire Hathaway, Inc (Class B)	38,267,335
31,791	*	Brighthouse Financial, Inc	1,236,670
48,593		Brown & Brown, Inc	2,181,826
30,307		Chubb Ltd	4,606,361
14,034		Cincinnati Financial Corp	1,472,868
64,474		Fidelity National Financial Inc	3,143,108
77,446		First American Financial Corp	4,800,103
355		Hartford Financial Services Group, Inc	21,044
10,069		Kemper Corp	749,335
30,423		Lincoln National Corp	1,657,445
28,128		Mercury General Corp	1,380,804
161,817		Metlife, Inc	8,043,923
1,322		Primerica, Inc	156,736
40,314		Principal Financial Group	2,134,626
7,324		Progressive Corp	590,974
15,608		Prudential Financial, Inc	1,421,265
6,675		Reinsurance Group of America, Inc (Class A)	961,534
39,220		Travelers Cos, Inc	5,162,136
100,723		Unum Group	2,688,297
8,840		W.R. Berkley Corp	650,005
1,283		Willis Towers Watson plc	271,085
		TOTAL INSURANCE	93,052,167

MATERIALS - 3.3%
23,684		Air Products & Chemicals, Inc	5,653,608
9,309		Ardagh Group S.A.	177,616
34,639		CF Industries Holdings, Inc	1,395,259
27,352		Chemours Co	379,372
8,245		Dow, Inc	379,847
30,124		DuPont de Nemours, Inc	1,541,746
8,094		Eagle Materials, Inc	737,930
31,053		Eastman Chemical Co	2,213,147
68,467		Graphic Packaging Holding Co	1,070,139
24,526		Huntsman Corp	504,255
4,277		International Paper Co	174,160
38,724		Linde plc	7,866,006
10,824		LyondellBasell Industries NV	842,757
1,050		NewMarket Corp	461,601
12,135		Newmont Goldcorp Corp	546,803
27,809		Reliance Steel & Aluminum Co	3,192,473
12,748		Royal Gold, Inc	1,470,099
26,085		Sealed Air Corp	926,018
53,592		Silgan Holdings, Inc	1,653,849
132,865		Steel Dynamics, Inc	3,970,006
130,938		Valvoline, Inc	2,760,173
157,205		WestRock Co	6,130,995
		TOTAL MATERIALS	44,047,859

MEDIA & ENTERTAINMENT - 2.6%
27,550		Activision Blizzard, Inc	1,611,124
37

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,806	*	Charter Communications, Inc	$934,533
178,506		Comcast Corp (Class A)	7,709,674
41,561	*	Discovery, Inc (Class C)	1,154,149
5,696	*	Electronic Arts, Inc	614,712
3,353	*	Liberty Broadband Corp (Class C)	445,714
12,988	*	Liberty SiriusXM Group (Class A)	630,827
27,328	*	Liberty SiriusXM Group (Class C)	1,339,619
25,880		Lions Gate Entertainment Corp (Class B)	241,460
11,130		Sinclair Broadcast Group, Inc (Class A)	333,010
5,581	*	Take-Two Interactive Software, Inc	695,616
24,520		ViacomCBS, Inc (Class B)	836,868
134,882		Walt Disney Co	18,655,529
		TOTAL MEDIA & ENTERTAINMENT	35,202,835

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
13,284	*	Alexion Pharmaceuticals, Inc	1,320,297
31,128		Allergan plc	5,809,730
23,892		Amgen, Inc	5,161,866
25,766	*	Biogen, Inc	6,927,189
78,070		Bristol-Myers Squibb Co	4,914,506
29,801	*	Exelixis, Inc	512,577
169,799		Gilead Sciences, Inc	10,731,297
40,359	*	Horizon Therapeutics Plc	1,391,982
2,585	*	Jazz Pharmaceuticals plc	370,560
243,416		Johnson & Johnson	36,237,340
63,363		Merck & Co, Inc	5,413,735
641,896		Pfizer, Inc	23,904,207
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	102,695,286

REAL ESTATE - 4.3%
9,903		Alexandria Real Estate Equities, Inc	1,616,170
3,148		AvalonBay Communities, Inc	682,140
13,507		Boston Properties, Inc	1,936,228
9,141		Camden Property Trust	1,027,723
25,730		Coresite Realty	3,021,989
88,370		Corporate Office Properties Trust	2,630,775
35,481		CubeSmart	1,123,683
67,337		CyrusOne, Inc	4,097,456
114,359		Douglas Emmett, Inc	4,745,899
28,149		Duke Realty Corp	1,022,090
994		Equity Residential	82,582
645		Essex Property Trust, Inc	199,795
42,263		Extra Space Storage, Inc	4,677,669
44,705		Gaming and Leisure Properties, Inc	2,112,535
43,849		Hudson Pacific Properties	1,593,473
40,595		Invitation Homes, Inc	1,277,525
21,130		Kilroy Realty Corp	1,744,704
142		Mid-America Apartment Communities, Inc	19,484
42,384		National Retail Properties, Inc	2,373,504
63,834		Outfront Media, Inc	1,898,423
296,016		Paramount Group, Inc	4,161,985
20,938		Prologis, Inc	1,944,721
23,436		Public Storage, Inc	5,244,039
38

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

42,559		Retail Properties of America, Inc	$517,092
32,569		Simon Property Group, Inc	4,336,562
30,723		SITE Centers Corp	390,489
10,101		SL Green Realty Corp	929,696
38,012		Spirit Realty Capital, Inc	2,006,273
23,556		Taubman Centers, Inc	622,350
		TOTAL REAL ESTATE	58,037,054

RETAILING - 3.0%
116,082		Dick’s Sporting Goods, Inc	5,134,307
31,511		Dollar General Corp	4,834,102
12,606		Foot Locker, Inc	478,650
49,689		Home Depot, Inc	11,334,061
84,313		Kohl’s Corp	3,604,381
82,801	*	LKQ Corp	2,706,351
5,072		Penske Auto Group, Inc	238,232
87,553		Target Corp	9,695,619
20,144		Williams-Sonoma, Inc	1,411,691
		TOTAL RETAILING	39,437,394

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
126,539		Applied Materials, Inc	7,337,997
17,476		Cypress Semiconductor Corp	407,715
501,838		Intel Corp	32,082,503
20,587		Lam Research Corp	6,139,249
84,757		Maxim Integrated Products, Inc	5,095,591
11,157		Microchip Technology, Inc	1,087,584
208,922	*	Micron Technology, Inc	11,091,669
60,732	*	Qorvo, Inc	6,429,090
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	69,671,398

SOFTWARE & SERVICES - 1.3%
11,059		Alliance Data Systems Corp	1,136,755
10,250	*	CACI International, Inc (Class A)	2,741,260
7,145	*	Cerence Inc	152,546
15,281		Cognizant Technology Solutions Corp (Class A)	937,948
11,553		CoreLogic Inc	537,214
92,114		DXC Technology Co	2,936,594
3,901		Fidelity National Information Services, Inc	560,418
1,533		International Business Machines Corp	220,338
13,476		Jack Henry & Associates, Inc	2,015,201
81,930		NortonLifelock, Inc	2,328,450
38,715	*	Nuance Communications, Inc	732,488
32,732		Sabre Corp	705,047
17,388		SS&C Technologies Holdings, Inc	1,095,618
7,665	*	VeriSign, Inc	1,595,393
		TOTAL SOFTWARE & SERVICES	17,695,270

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
28,976		Avnet, Inc	1,057,334
18,931	*	Dell Technologies, Inc	923,265
20,367	*	F5 Networks, Inc	2,487,218
3,691		Hewlett Packard Enterprise Co	51,416
39

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

168,757		HP, Inc	$3,597,899
36,701		Jabil Inc	1,427,302
15,134		Motorola Solutions, Inc	2,678,718
4,381		Synnex Corp	603,527
18,428	*	Trimble Inc	783,559
19,057		Western Digital Corp	1,248,233
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	14,858,471

TELECOMMUNICATION SERVICES - 3.8%
584,325		AT&T, Inc	21,982,306
15,861		Telephone & Data Systems, Inc	359,728
9,508	*	US Cellular Corp	304,446
481,947		Verizon Communications, Inc	28,646,930
		TOTAL TELECOMMUNICATION SERVICES	51,293,410

TRANSPORTATION - 2.3%
68,056		Alaska Air Group, Inc	4,395,737
110,106		American Airlines Group, Inc	2,955,245
19,322		Copa Holdings S.A. (Class A)	1,892,783
8,686		CSX Corp	663,089
137,454		Delta Air Lines, Inc	7,661,686
17,517		Kansas City Southern	2,954,943
4,392		Norfolk Southern Corp	914,458
55,375		Southwest Airlines Co	3,044,518
81,669	*	United Airlines Holdings Inc	6,108,841
		TOTAL TRANSPORTATION	30,591,300

UTILITIES - 6.0%
16,242		Alliant Energy Corp	964,125
84,673		Ameren Corp	6,947,420
96,850		American Electric Power Co, Inc	10,093,707
20,219		American Water Works Co, Inc	2,753,828
17,926		Dominion Energy Inc	1,537,154
23,882		DTE Energy Co	3,166,992
50,616		Duke Energy Corp	4,941,640
157,134		Exelon Corp	7,478,007
6,263		Idacorp, Inc	702,646
161,840		MDU Resources Group, Inc	4,792,082
69,353		National Fuel Gas Co	2,995,356
26,309		NextEra Energy, Inc	7,056,074
40,467		NiSource, Inc	1,186,088
149,206		NRG Energy, Inc	5,504,209
26,113		OGE Energy Corp	1,197,281
24,975	*,b	PG&E Corp	379,870
47,181		Pinnacle West Capital Corp	4,609,112
3,648		Public Service Enterprise Group, Inc	215,962
11,113		Sempra Energy	1,785,192
130,797		Southern Co	9,208,109
118,719		Vistra Energy Corp	2,673,552
		TOTAL UTILITIES	80,188,406

		TOTAL COMMON STOCKS	1,336,830,288
		(Cost $1,068,480,827)
40

TIAA-CREF FUNDS - Quant Large-Cap Value Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.2%
$3,040,000	Federal Home Loan Bank (FHLB)	1.500%	02/03/20	$3,040,000
	TOTAL GOVERNMENT AGENCY DEBT			3,040,000

	TOTAL SHORT-TERM INVESTMENTS			3,040,000
	(Cost $3,039,746)
	TOTAL INVESTMENTS - 99.9%			1,339,870,288
	(Cost $1,071,520,573)
	OTHER ASSETS & LIABILITIES, NET - 0.1%			1,329,771
	NET ASSETS - 100.0%			$1,341,200,059

*	Non-income producing
b	In bankruptcy
41

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

BANKS - 11.5%
66,900		Amalgamated Bank	$1,153,356
203,600	*	Axos Financial, Inc	5,735,412
8,600		Bank of Marin Bancorp	378,916
295,700		Bank of NT Butterfield & Son Ltd	9,823,154
705,803		Cadence BanCorp	11,031,701
19,600		Carolina Financial Corp	751,660
492,200		Cathay General Bancorp	17,748,732
36,300		Civista Bancshares, Inc	798,963
130,423		ConnectOne Bancorp, Inc	3,079,287
248,500	*	Customers Bancorp, Inc	5,312,930
47,650		Eagle Bancorp, Inc	2,082,305
22,803		Enterprise Financial Services Corp	992,159
505,900		Essent Group Ltd	25,097,699
124,700		Federal Agricultural Mortgage Corp (Class C)	9,514,610
18,900		Financial Institutions, Inc	582,309
93,700		First Bancorp	3,324,476
37,700		First Commonwealth Financial Corp	509,704
47,900		First Defiance Financial Corp	1,407,781
58,400		First Merchants Corp	2,321,400
260,900		Flagstar Bancorp, Inc	9,194,116
12,200		Great Southern Bancorp, Inc	694,302
206,926		Great Western Bancorp, Inc	6,114,663
168,100		Heritage Commerce Corp	1,949,960
401,247		Hilltop Holdings, Inc	9,084,232
93,100		Horizon Bancorp	1,575,252
261,300		IBERIABANK Corp	18,999,123
100,559		Independent Bank Corp	2,149,952
70,100		Independent Bank Group, Inc	3,751,752
160,000		Lakeland Bancorp, Inc	2,598,400
54,000		Meridian Bancorp, Inc	971,460
313,382		Meta Financial Group, Inc	11,664,078
600,600	*	Mr Cooper Group, Inc	7,435,428
438,900	*	NMI Holdings, Inc	14,009,688
131,600		OceanFirst Financial Corp	3,061,016
697,900		OFG Bancorp	13,755,609
67,400		Old Second Bancorp, Inc	828,009
288,000		PennyMac Financial Services, Inc	9,711,360
39,200		Peoples Bancorp, Inc	1,275,568
49,405		QCR Holdings, Inc	2,030,546
978,600		Radian Group, Inc	23,965,914
139,559		Sandy Spring Bancorp, Inc	4,856,653
17,000		Southern National Bancorp of Virginia, Inc	264,010
187,100	*	The Bancorp, Inc	2,213,393
724,112		United Community Banks, Inc	20,217,207
44,900		United Community Financial Corp	490,757
42

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

125,879		Univest Financial Corp	$3,126,834
341,500		Walker & Dunlop, Inc	22,665,355
99,600		WSFS Financial Corp	3,973,044
		TOTAL BANKS	304,274,235

CAPITAL GOODS - 11.1%
58,663		AAR Corp	2,497,871
278,904		Advanced Drainage Systems, Inc	11,594,039
61,600	*	Aerojet Rocketdyne Holdings, Inc	3,207,512
174,200	*	American Superconductor Corp	1,093,976
224,400		Arcosa, Inc	9,817,500
555,943	*	Atkore International Group, Inc	22,070,937
141,300		AZZ, Inc	5,830,038
413,183	*	BMC Stock Holdings, Inc	12,058,746
669,500	*	Builders FirstSource, Inc	16,600,253
121,800		Columbus McKinnon Corp	4,261,782
439,000		Comfort Systems USA, Inc	20,369,600
71,379		CSW Industrials, Inc	5,416,239
88,800		Douglas Dynamics, Inc	4,655,784
47,300	*	Ducommun, Inc	1,935,989
33,413	*	DXP Enterprises, Inc	1,158,429
236,266		EMCOR Group, Inc	19,413,977
47,200		Encore Wire Corp	2,563,432
111,400		EnPro Industries, Inc	6,510,216
441,700	*	Evoqua Water Technologies Corp	8,820,749
230,600		Federal Signal Corp	7,416,096
242,800	*	Foundation Building Materials, Inc	4,329,124
182,400	*	Gibraltar Industries, Inc	9,944,448
492,357	*	GMS, Inc	13,155,779
473,700	*	Great Lakes Dredge & Dock Corp	4,959,639
467,500	*	Harsco Corp	6,965,750
56,000		Insteel Industries, Inc	1,252,720
52,000		Kaman Corp	3,209,440
13,000	*	Lawson Products, Inc	613,860
294,300	*	Mastec, Inc	16,995,825
185,740		Moog, Inc (Class A)	16,644,161
160,113		Mueller Industries, Inc	4,670,496
280,570	*	Parsons Corp	11,475,313
94,400	*	PGT, Inc	1,463,200
46,200		Powell Industries, Inc	1,906,674
511,400	*	Rexnord Corp	16,697,210
95,000	*	SPX Corp	4,661,650
80,788	*	Trimas Corp	2,321,039
81,339	*	Vectrus, Inc	4,534,649
144,900		Wabash National Corp	1,680,840
		TOTAL CAPITAL GOODS	294,774,982

COMMERCIAL & PROFESSIONAL SERVICES - 3.7%
27,470		Barrett Business Services, Inc	2,275,340
217,700	*	CBIZ, Inc	5,877,900
54,929		CRA International, Inc	2,926,617
98,100		Ennis, Inc	2,046,366
330,647		Exponent, Inc	24,061,182
44,400	*	Franklin Covey Co	1,411,920
43

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

132,400		Heidrick & Struggles International, Inc	$3,762,808
28,400	*	Huron Consulting Group, Inc	1,840,604
112,276		Kforce, Inc	4,159,826
114,500		Kimball International, Inc (Class B)	2,150,310
22,500		McGrath RentCorp	1,739,700
409,400		Steelcase, Inc (Class A)	7,618,934
275,659		Tetra Tech, Inc	23,596,411
233,400	*	TriNet Group, Inc	13,317,804
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	96,785,722

CONSUMER DURABLES & APPAREL - 2.4%
97,900	*	Century Communities, Inc	2,904,693
413,200	*	CROCS, Inc	15,664,412
75,900	*	G-III Apparel Group Ltd	2,065,239
67,345	*	Installed Building Products, Inc	4,992,285
30,100		Johnson Outdoors, Inc	2,365,860
223,300	*	Purple Innovation, Inc	2,806,881
315,662		Skyline Champion Corp	9,075,282
745,200	*	Sonos, Inc	10,224,144
357,000		Steven Madden Ltd	13,765,920
		TOTAL CONSUMER DURABLES & APPAREL	63,864,716

CONSUMER SERVICES - 3.6%
341,300	*	Adtalem Global Education, Inc	11,778,263
119,100	*	American Public Education, Inc	2,838,153
223,300		BBX Capital Corp	866,404
5,200	*	Biglari Holdings, Inc (B Shares)	564,096
48,400		Carriage Services, Inc	1,145,628
346,900	*	Chegg, Inc	14,302,687
66,944		Collectors Universe	1,644,145
180,700	*	Houghton Mifflin Harcourt Co	997,464
252,300	*	K12, Inc	4,072,122
141,700	*	Lindblad Expeditions Holdings, Inc	2,336,633
122,000	*	Noodles & Co	871,080
520,319	*	Perdoceo Education Corp	9,251,272
271,412	*	PlayAGS, Inc	2,790,115
400,500	*	Scientific Games Corp (Class A)	9,948,420
131,100	*	Select Interior Concepts Inc	1,082,886
303,294		Texas Roadhouse, Inc (Class A)	18,955,875
346,100	*	WW International Inc	11,414,378
		TOTAL CONSUMER SERVICES	94,859,621

DIVERSIFIED FINANCIALS - 3.0%
331,871	e	Arlington Asset Investment Corp (Class A)	1,885,028
346,600	*	Blucora, Inc	7,815,830
595,000		Brightsphere Investment Group, Inc	5,479,950
270,500	*	Cowen Group, Inc	4,346,935
92,300	*	Curo Group Holdings Corp	960,843
244,800	*,e	Encore Capital Group, Inc	8,310,960
236,633	*	Enova International, Inc	5,930,023
443,500	*	Ezcorp, Inc (Class A)	2,758,570
814,500		FGL Holdings	7,859,925
44

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

168,200		Moelis & Co	$6,055,200
157,800		Sculptor Capital Management, Inc	3,619,932
340,226		Stifel Financial Corp	22,009,220
14,509		Virtus Investment Partners, Inc	1,785,042
		TOTAL DIVERSIFIED FINANCIALS	78,817,458

ENERGY - 3.8%
536,846		Berry Petroleum Co LLC	3,677,395
300,200		Brigham Minerals, Inc	5,106,402
283,512		Delek US Holdings, Inc	7,785,240
18,200	*	Dorian LPG Ltd	238,784
133,320		Evolution Petroleum Corp	671,933
285,648	*	Exterran Corp	1,542,499
197,300	e	Falcon Minerals Corp	1,085,150
583,000	e	Green Plains Inc	7,270,010
218,300	e	Liberty Oilfield Services, Inc	1,851,184
154,953	*	Matrix Service Co	3,117,654
64,500	*	Natural Gas Services Group, Inc	678,540
2,356,815	*	NexTier Oilfield Solutions, Inc	12,137,597
338,739	*	Par Pacific Holdings, Inc	6,815,429
84,151		Peabody Energy Corp	568,861
1,170,773	*	ProPetro Holding Corp	11,403,329
576,169	*,e	Renewable Energy Group, Inc	15,141,721
524,235	*	SandRidge Energy, Inc	1,336,799
211,402	*,e	Talos Energy, Inc	4,638,160
290,006	*,e	Tellurian, Inc	2,035,842
365,700		World Fuel Services Corp	14,306,184
		TOTAL ENERGY	101,408,713

FOOD & STAPLES RETAILING - 1.0%
229,500		Andersons, Inc	5,191,290
119,447		Natural Grocers by Vitamin C	1,080,995
400,100	*	Performance Food Group Co	20,721,179
		TOTAL FOOD & STAPLES RETAILING	26,993,464

FOOD, BEVERAGE & TOBACCO - 2.2%
59,100	*	Boston Beer Co, Inc (Class A)	21,062,058
117,500	e	Calavo Growers, Inc	9,001,675
7,600		Coca-Cola Consolidated Inc	2,058,156
440,500	*	Hostess Brands, Inc	5,911,510
57,505		Lancaster Colony Corp	8,893,148
501,600	*	Simply Good Foods Co	11,521,752
		TOTAL FOOD, BEVERAGE & TOBACCO	58,448,299

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
225,000	*	Angiodynamics, Inc	3,098,250
120,500	*	AtriCure, Inc	4,687,450
35,700		Computer Programs & Systems, Inc	928,200
162,200		Conmed Corp	16,492,496
66,200	*	Cross Country Healthcare, Inc	655,380
84,500		Ensign Group, Inc	3,819,400
152,570	*	Hanger Inc	3,727,285
126,600		HealthStream, Inc	3,234,630
45

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

637,400	*	HMS Holdings Corp	$17,413,768
393,955	*	Inovalon Holdings, Inc	7,981,528
260,100	*	Integer Holding Corp	22,212,540
279,500		Invacare Corp	2,149,355
41,729	*,e	iRadimed Corp	1,064,090
460,200	*	Lantheus Holdings, Inc	8,058,102
86,674	*	LivaNova plc	5,891,232
28,300	*	Magellan Health Services, Inc	2,071,843
311,100		Meridian Bioscience, Inc	3,061,224
60,900	*	Natus Medical, Inc	1,905,561
270,100	*	NuVasive, Inc	20,830,112
221,700	*	Orthofix Medical Inc	9,590,742
265,748	*	Pennant Group, Inc	7,015,747
605,100	*	Select Medical Holdings Corp	13,820,484
37,600	*	Tandem Diabetes Care, Inc	2,859,104
234,900	*	Tenet Healthcare Corp	7,432,236
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	170,000,759

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
457,200	*	elf Beauty, Inc	7,168,896
59,900	*	Lifevantage Corp	981,162
83,760	*	USANA Health Sciences, Inc	5,167,992
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	13,318,050

INSURANCE - 1.7%
152,400		Amerisafe, Inc	10,427,208
123,000		Employers Holdings, Inc	5,245,950
41,900		FedNat Holding Co	650,707
1,844,489	*	Genworth Financial, Inc (Class A)	7,562,405
141,100	*,e	Health Insurance Innovations, Inc	3,242,478
121,859		Heritage Insurance Holdings, Inc	1,469,619
130,100		James River Group Holdings Ltd	5,586,494
445,218	*	Third Point Reinsurance Ltd	4,848,424
89,200		United Insurance Holdings Corp	904,488
260,276		Universal Insurance Holdings, Inc	6,335,118
		TOTAL INSURANCE	46,272,891

MATERIALS - 4.4%
354,700		Boise Cascade Co	12,840,140
778,700		Commercial Metals Co	16,002,285
673,900	*,†	Ferroglobe plc	0
74,200	*	Forterra, Inc	960,890
670,500	*	Gold Resource Corp	3,687,750
112,000		Innospec, Inc	11,281,760
169,400		Materion Corp	9,198,420
142,700		Myers Industries, Inc	2,308,886
52,634		Olympic Steel, Inc	773,720
188,000		PH Glatfelter Co	3,139,600
465,400		PolyOne Corp	15,441,972
121,400	*	Ryerson Holding Corp	1,244,350
114,715		Schnitzer Steel Industries, Inc (Class A)	1,844,617
105,800		Stepan Co	10,437,170
46

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

727,200	*	Summit Materials, Inc	$15,976,584
297,300		Trinseo S.A.	8,538,456
57,992	*	US Concrete, Inc	2,063,935
		TOTAL MATERIALS	115,740,535

MEDIA & ENTERTAINMENT - 2.5%
4,907	*	Arcutis Biotherapeutics, Inc	106,973
66,368	*	Baudax Bio, Inc	555,500
775	*	Black Diamond Therapeutics, Inc	29,062
25,500	*,e	Boston Omaha Corp	514,590
138,009	*	Cardlytics, Inc	11,581,715
267,829	*	Cargurus, Inc	9,548,104
378,900	*	Imax Corp	6,267,006
42,000	*	Liberty Braves Group (Class A)	1,228,500
161,800	*	Liberty Braves Group (Class C)	4,716,470
195,400	*	Liberty Latin America Ltd (Class A)	3,259,272
457,504	*	Liberty TripAdvisor Holdings, Inc	2,694,699
101,320	*	Reynolds Consumer Products Inc	2,892,686
52,600		Scholastic Corp	1,733,170
159,900	*	TechTarget, Inc	4,059,861
290,700	*	WideOpenWest, Inc	1,962,225
427,200	*	Yelp, Inc	13,926,720
		TOTAL MEDIA & ENTERTAINMENT	65,076,553

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.3%
27,600	*	89bio, Inc	737,472
458,400	*	Acadia Pharmaceuticals, Inc	18,308,496
333,400	*,e	Adamas Pharmaceuticals, Inc	1,713,676
439,100	*,e	Affimed NV	1,150,442
920,900	*,e	Akebia Therapeutics, Inc	6,648,898
155,500	*	Aldeyra Therapeutics, Inc	830,370
1,596,833	*	Amicus Therapeutics, Inc	14,116,004
4,917	*	Aprea Therapeutics, Inc	188,518
103,500	*	Arena Pharmaceuticals, Inc	4,728,915
195,200	*	Arrowhead Pharmaceuticals Inc	8,180,832
215,200	*	Arvinas, Inc	10,428,592
155,900	*	Assembly Biosciences, Inc	2,737,604
76,400	*	Avid Bioservices, Inc	505,004
948,400	*	BioDelivery Sciences International, Inc	4,979,100
117,400	*	Bioxcel Therapeutics Inc	1,945,318
414,232	*	CareDx, Inc	10,007,845
178,200	*	ChemoCentryx, Inc	7,559,244
258,100	*	Chiasma, Inc	1,218,232
345,400	*	Chimerix, Inc	569,910
232,879	*	Concert Pharmaceuticals, Inc	2,487,148
44,287	*	Cue Biopharma, Inc	671,834
387,200	*	Cymabay Therapeutics, Inc	596,288
369,105	*	CytomX Therapeutics, Inc	2,738,759
351,763	*	Dermira, Inc	6,665,909
233,400	*	Dicerna Pharmaceuticals, Inc	4,608,483
61,700	*	Eiger BioPharmaceuticals, Inc	762,612
23,938	*	Enanta Pharmaceuticals, Inc	1,233,764
675,921	*	Fluidigm Corp	2,595,537
54,700	*	Harpoon Therapeutics, Inc	726,963
47

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

363,800	*	Heron Therapeutics, Inc	$7,588,868
101,800	*,e	Intellia Therapeutics, Inc	1,212,438
306,387	*	Intersect ENT, Inc	7,917,040
355,300	*	Intra-Cellular Therapies, Inc	8,061,757
302,859	*	Kadmon Holdings, Inc	1,390,123
93,300	*,e	Kala Pharmaceuticals, Inc	556,068
222,595	*	Kura Oncology, Inc	2,613,265
168,200		Luminex Corp	3,815,617
426,389	*	MacroGenics, Inc	3,944,098
72,400	*	Mersana Therapeutics, Inc	488,700
271,400	*	NanoString Technologies, Inc	7,373,938
408,900	*	Natera, Inc	14,315,589
380,700	*	NeoGenomics, Inc	12,269,961
38,100	*,e	NGM Biopharmaceuticals Inc	616,077
76,200	*	Osmotica Pharmaceuticals plc	490,728
171,300	*,e	Paratek Pharmaceuticals, Inc	575,568
137,852	*,e	Personalis, Inc	1,505,344
89,500	*	Pfenex, Inc	959,440
274,650		Phibro Animal Health Corp	6,514,698
55,900	*	Prothena Corp plc	680,303
297,300	*	PTC Therapeutics, Inc	15,310,950
1,016,427	*,e	Puma Biotechnology, Inc	7,989,116
101,222	*	Quanterix Corp	2,744,128
29,000	*	Reata Pharmaceuticals, Inc	6,344,910
235,722	*	Recro Pharma, Inc	3,887,056
103,938	*	Replimune Group, Inc	1,652,614
398,589	*	Retrophin, Inc	6,162,186
236,200	*	Rocket Pharmaceuticals, Inc	4,837,376
106,563	*	Syneos Health, Inc	6,538,706
219,700	*	Tricida, Inc	7,746,622
100,500	*,e	UroGen Pharma Ltd	2,955,705
559,200	*	Vanda Pharmaceuticals, Inc	7,129,800
353,500	*	Vericel Corp	5,797,400
266,906	*	Voyager Therapeutics, Inc	2,943,973
280,500	*	Zogenix, Inc	14,128,785
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	298,700,716

REAL ESTATE - 9.1%
217,100		Alexander & Baldwin, Inc	4,745,806
262,600		American Assets Trust, Inc	11,964,056
151,900		Armada Hoffler Properties, Inc	2,785,846
871,076		Ashford Hospitality Trust, Inc	2,142,847
146,859		Bluerock Residential Growth REIT, Inc	1,694,753
367,300		CoreCivic, Inc	5,858,435
1,322,780		DiamondRock Hospitality Co	12,791,282
196,900		EastGroup Properties, Inc	26,792,183
526,442		First Industrial Realty Trust, Inc	22,479,073
809,000		Geo Group, Inc	12,782,200
428,500		National Storage Affiliates Trust	14,633,275
890,148		Newmark Group, Inc	10,477,042
27,300		NexPoint Residential Trust, Inc	1,332,240
627,000		Piedmont Office Realty Trust, Inc	14,540,130
472,155		Preferred Apartment Communities, Inc	5,561,986
48

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

143,328		PS Business Parks, Inc	$24,016,040
119,200		RMR Group, Inc	5,491,544
217,100		Ryman Hospitality Properties	18,460,013
127,699		Saul Centers, Inc	6,305,777
505,100		STAG Industrial, Inc	16,284,424
651,200		Summit Hotel Properties, Inc	7,221,808
755,700		Tanger Factory Outlet Centers, Inc	11,055,891
		TOTAL REAL ESTATE	239,416,651

RETAILING - 4.0%
262,700	*	1-800-FLOWERS.COM, Inc (Class A)	3,990,413
136,696		Aaron’s, Inc	8,114,275
579,900	*	BJ’s Wholesale Club Holdings, Inc	11,899,548
346,600	*,e	Conn’s, Inc	3,036,216
304,100	*,e	Funko, Inc	4,570,623
2,870,300	*	Groupon, Inc	8,266,464
336,900	*	Hibbett Sports, Inc	8,348,382
168,531	*	Hudson Ltd	1,848,785
707,500		Rent-A-Center, Inc	20,609,475
193,900	e	Shoe Carnival, Inc	6,953,254
259,700	*	Sleep Number Corp	13,397,923
91,815	*	Stamps.com, Inc	6,839,299
213,000	*	Zumiez, Inc	6,639,210
		TOTAL RETAILING	104,513,867

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
62,000	*	Axcelis Technologies, Inc	1,497,300
333,700		Brooks Automation, Inc	12,707,296
105,900	*	Formfactor, Inc	2,680,329
100,500	*,e	Impinj, Inc	3,234,090
198,000	*	Inphi Corp	15,040,080
993,000	*	Lattice Semiconductor Corp	18,469,800
623,400	*	NeoPhotonics Corp Ltd	4,756,542
23,600		NVE Corp	1,731,296
92,400	*	PDF Solutions, Inc	1,456,224
828,400	*	Rambus, Inc	13,146,708
202,500	*	Ultra Clean Holdings	4,659,525
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	79,379,190

SOFTWARE & SERVICES - 6.8%
272,200	*	Benefitfocus, Inc	5,035,700
222,300	*	Bottomline Technologies, Inc	11,915,280
140,514	*	Envestnet, Inc	11,082,339
709,927	*	Everi Holdings, Inc	8,874,088
203,886		Mantech International Corp (Class A)	16,367,968
253,400		NIC, Inc	4,999,582
658,200		Perspecta, Inc	18,475,674
251,100		Progress Software Corp	11,332,143
58,900	*	Rapid7, Inc	3,497,482
118,000		Science Applications International Corp	10,356,860
274,600	*	SPS Commerce, Inc	15,605,518
746,300	*	SVMK, Inc	13,172,195
734,600	*	Telaria, Inc	7,456,190
49

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

295,400	*	Tenable Holdings, Inc	$8,049,650
274,600	*	Upland Software, Inc	10,720,384
221,300	*	Verint Systems, Inc	12,835,400
246,400	*	Workiva, Inc	11,208,736
		TOTAL SOFTWARE & SERVICES	180,985,189

TECHNOLOGY HARDWARE & EQUIPMENT - 2.8%
124,600	*	Agilysys, Inc	4,049,500
71,900	*	Anixter International, Inc	7,017,440
98,900	*	CalAmp Corp	951,418
126,900		Comtech Telecommunications Corp	3,668,679
41,700	*	ePlus, Inc	3,324,324
1,053,600	*	Extreme Networks, Inc	6,216,240
281,000	*	Insight Enterprises, Inc	18,509,470
46,500	*	OSI Systems, Inc	4,024,110
268,000	*	Ribbon Communications, Inc	755,760
436,800	*	Sanmina Corp	13,907,712
42,900	*	Scansource, Inc	1,496,781
225,300	*	TTM Technologies, Inc	3,242,067
274,500		Vishay Intertechnology, Inc	5,569,605
46,839	*	Vishay Precision Group, Inc	1,617,819
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	74,350,925

TELECOMMUNICATION SERVICES - 0.3%
297,200	*	Boingo Wireless, Inc	3,340,528
120,312	*	Cincinnati Bell, Inc	1,649,477
76,600	*	IDT Corp (Class B)	579,096
87,263	*,e	Intelsat S.A.	297,567
85,700	*	Ooma, Inc	1,125,241
104,400		Spok Holdings, Inc	1,108,728
		TOTAL TELECOMMUNICATION SERVICES	8,100,637

TRANSPORTATION - 1.3%
230,450		ArcBest Corp	5,141,340
293,266	*,e	Daseke, Inc	890,062
119,500		Forward Air Corp	7,821,275
320,288		Heartland Express, Inc	5,986,183
231,600	*	Hub Group, Inc (Class A)	12,244,692
55,800		Marten Transport Ltd	1,158,408
295,000	*	Radiant Logistics, Inc	1,424,850
		TOTAL TRANSPORTATION	34,666,810

UTILITIES - 2.8%
319,500		Avista Corp	16,246,575
79,603		Black Hills Corp	6,609,437
202,691		Clearway Energy, Inc (Class A)	4,193,677
450,000	d	Portland General Electric Co	27,675,000
179,700		Spire, Inc	15,152,304
54,879		Unitil Corp	3,385,485
		TOTAL UTILITIES	73,262,478

		TOTAL COMMON STOCKS	2,624,012,461
		(Cost $2,408,652,132)
50

TIAA-CREF FUNDS - Quant Small-Cap Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 1.2%
$30,230,000		Federal Home Loan Bank (FHLB)	1.500%	02/03/20	$30,230,000
		TOTAL GOVERNMENT AGENCY DEBT			30,230,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
35,600,298	c	State Street Navigator Securities Lending Government Money Market Portfolio			35,600,298
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			35,600,298

		TOTAL SHORT-TERM INVESTMENTS			65,830,298
		(Cost $65,827,780)
		TOTAL INVESTMENTS - 101.7%			2,689,842,759
		(Cost $2,474,479,912)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%			(44,142,775)
		NET ASSETS - 100.0%			$2,645,699,984

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $41,890,664.

Futures contracts outstanding as of January 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	200	03/20/20	$ 16,796,287	$ 16,147,000	$(649,287)
51

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL/MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.4%
74,500		Adient plc	$1,915,395
42,049	*	Stoneridge, Inc	1,171,485
		TOTAL AUTOMOBILES & COMPONENTS	3,086,880

BANKS - 7.5%
63,615		Bank of NT Butterfield & Son Ltd	2,113,290
52,484		BankUnited	1,731,972
51,804		Berkshire Hills Bancorp, Inc	1,458,283
32,920		Cathay General Bancorp	1,187,095
63,698		Central Pacific Financial Corp	1,766,345
37,696		ConnectOne Bancorp, Inc	890,003
56,410		Essent Group Ltd	2,798,500
390,800		First Bancorp	3,622,716
2,041		First Citizens Bancshares, Inc (Class A)	1,075,240
66,212		First Hawaiian, Inc	1,924,121
146,470		First Horizon National Corp	2,343,520
40,700		Flagstar Bancorp, Inc	1,434,268
49,597		Great Western Bancorp, Inc	1,465,591
60,407		Heritage Commerce Corp	700,721
80,184		Hilltop Holdings, Inc	1,815,366
14,538		HomeTrust Bancshares, Inc	385,548
179,126		MGIC Investment Corp	2,470,147
78,420		National Bank Holdings Corp	2,556,492
80,378	*	NMI Holdings, Inc	2,565,666
77,139		OFG Bancorp	1,520,410
14,539		Peoples Bancorp, Inc	473,099
69,783		People’s United Financial, Inc	1,076,054
50,253		Popular, Inc	2,812,158
38,194		Prosperity Bancshares, Inc	2,681,219
59,400		Radian Group, Inc	1,454,706
91,943		TFS Financial Corp	1,878,395
66,679	*	The Bancorp, Inc	788,813
23,074		Trico Bancshares	839,894
37,889		WSFS Financial Corp	1,511,392
56,164		Zions Bancorporation	2,554,900
		TOTAL BANKS	51,895,924

CAPITAL GOODS - 11.3%
63,126		Advanced Drainage Systems, Inc	2,624,148
66,771	*	Aecom Technology Corp	3,220,365
24,298		Allegion plc	3,142,217
61,278		Allison Transmission Holdings, Inc	2,708,488
18,467	*	Astronics Corp	465,368
98,362	*	Atkore International Group, Inc	3,904,971
35,939		AZZ, Inc	1,482,843
52

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

202,300	*,e	Bloom Energy Corp	$1,594,124
105,260	*	BMC Stock Holdings, Inc	3,072,013
145,037	*	Builders FirstSource, Inc	3,596,192
12,620		Carlisle Cos, Inc	1,971,623
22,022		Curtiss-Wright Corp	3,202,660
52,235		EMCOR Group, Inc	4,292,150
26,825		EnPro Industries, Inc	1,567,653
51,378		Federal Signal Corp	1,652,317
36,059		Flowserve Corp	1,683,234
84,388	*	Foundation Building Materials, Inc	1,504,638
62,495	*	GMS, Inc	1,669,866
75,807		Graco, Inc	4,029,142
128,858	*	Harsco Corp	1,919,984
69,522		ITT, Inc	4,663,536
21,682		Moog, Inc (Class A)	1,942,924
143,958	*	MRC Global, Inc	1,620,967
39,792	*	MYR Group, Inc	1,142,826
34,067		Primoris Services Corp	726,649
64,369		Quanta Services, Inc	2,520,046
79,700	*	Rexnord Corp	2,602,205
23,754		Spirit Aerosystems Holdings, Inc (Class A)	1,551,611
44,255	*	SPX Corp	2,171,593
28,518		Systemax, Inc	674,451
45,811	*	Thermon Group Holdings	1,085,721
93,495		Universal Forest Products, Inc	4,478,411
35,830	*	Vectrus, Inc	1,997,523
18,806		Watts Water Technologies, Inc (Class A)	1,875,146
		TOTAL CAPITAL GOODS	78,357,605

COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
20,619		Brady Corp (Class A)	1,141,674
40,036		Insperity, Inc	3,497,945
73,705		Kforce, Inc	2,730,770
28,033		Kimball International, Inc (Class B)	526,460
58,685		Robert Half International, Inc	3,413,707
37,480	*	SP Plus Corp	1,567,039
31,282	*	TriNet Group, Inc	1,784,951
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	14,662,546

CONSUMER DURABLES & APPAREL - 3.8%
9,365	*	Cavco Industries, Inc	2,097,947
54,758	*	CROCS, Inc	2,075,876
61,815		Kontoor Brands, Inc	2,357,624
46,559	*	Malibu Boats, Inc	2,038,819
166,394		Newell Brands Inc	3,249,675
757	*	NVR, Inc	2,889,446
25,659		Polaris Inc	2,356,523
39,667		Pulte Homes, Inc	1,771,131
72,700	*	Skechers U.S.A., Inc (Class A)	2,718,253
101,430		Skyline Champion Corp	2,916,112
50,760		Steven Madden Ltd	1,957,306
		TOTAL CONSUMER DURABLES & APPAREL	26,428,712
53

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 4.1%
58,704		ARAMARK Holdings Corp	$2,591,195
21,962	*	Bright Horizons Family Solutions	3,595,838
43,164		Dunkin Brands Group, Inc	3,370,677
111,321		Extended Stay America, Inc	1,438,267
52,043	*	frontdoor, Inc	2,215,991
65,423	*	Hilton Grand Vacations, Inc	2,087,648
55,407	*	K12, Inc	894,269
80,231	*	Perdoceo Education Corp	1,426,507
34,487	*	Planet Fitness, Inc	2,786,205
77,421	*	Scientific Games Corp (Class A)	1,923,138
49,487	*	ServiceMaster Global Holdings, Inc	1,784,006
13,495		Strategic Education, Inc	2,190,103
23,856		Wingstop, Inc	2,213,121
		TOTAL CONSUMER SERVICES	28,516,965

DIVERSIFIED FINANCIALS - 5.4%
77,229		Artisan Partners Asset Management, Inc	2,579,448
148,471		Brightsphere Investment Group, Inc	1,367,418
84,681	*	Cannae Holdings, Inc	3,443,129
24,313		Cohen & Steers, Inc	1,798,676
22,354		Evercore Inc	1,712,763
62,000		Federated Investors, Inc (Class B)	2,246,260
21,807		FirstCash, Inc	1,896,555
27,221	*	INTL FCStone, Inc	1,297,353
86,863		Ladder Capital Corp	1,593,936
133,626		Ladenburg Thalmann Financial Services, Inc	466,355
64,975		LPL Financial Holdings, Inc	5,986,147
11,177		MarketAxess Holdings, Inc	3,958,670
14,792		Morningstar, Inc	2,320,717
60,664		OneMain Holdings, Inc	2,570,334
27,000	e	Vanguard Small-Cap ETF	4,382,100
		TOTAL DIVERSIFIED FINANCIALS	37,619,861

ENERGY - 2.3%
103,733		Archrock, Inc	866,170
472,271	*	Clean Energy Fuels Corp	1,086,223
59,138	*	Exterran Corp	319,345
30,900		Helmerich & Payne, Inc	1,252,995
331,799		Kosmos Energy Ltd	1,695,493
290,680	*	NexTier Oilfield Solutions, Inc	1,497,002
138,145		Parsley Energy, Inc	2,298,733
40,928		PBF Energy, Inc	1,117,334
102,849	*	Renewable Energy Group, Inc	2,702,872
40,238		Scorpio Tankers, Inc	939,155
63,705		World Fuel Services Corp	2,492,140
		TOTAL ENERGY	16,267,462

FOOD & STAPLES RETAILING - 1.2%
21,400		Andersons, Inc	484,068
58,403	*	Performance Food Group Co	3,024,691
85,037		SpartanNash Co	1,035,751
54

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

94,661	*	US Foods Holding Corp	$3,802,532
		TOTAL FOOD & STAPLES RETAILING	8,347,042

FOOD, BEVERAGE & TOBACCO - 1.1%
36,544	*	Freshpet, Inc	2,297,887
111,869	*	Hostess Brands, Inc	1,501,282
30,145		Ingredion, Inc	2,652,760
58,020	*	Simply Good Foods Co	1,332,719
		TOTAL FOOD, BEVERAGE & TOBACCO	7,784,648

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
8,933	*	DexCom, Inc	2,150,620
58,746		Encompass Health Corp	4,525,204
34,244		Hill-Rom Holdings, Inc	3,646,644
14,137	*	Insulet Corp	2,743,143
26,234	*	Integer Holding Corp	2,240,384
33,240	*	Integra LifeSciences Holdings Corp	1,829,530
29,158	*	Molina Healthcare, Inc	3,585,559
22,506	*	Nevro Corp	2,991,272
19,705	*	Orthofix Medical Inc	852,438
49,100	*,e	Progyny, Inc	1,364,980
37,478	*	Providence Service Corp	2,430,448
79,407	*	Select Medical Holdings Corp	1,813,656
27,894	*	Silk Road Medical Inc	1,298,187
26,008		STERIS plc	3,919,145
33,629	*	Tactile Systems Technology, Inc	1,889,614
29,838	*	Tandem Diabetes Care, Inc	2,268,882
7,004	*	Veeva Systems, Inc	1,026,856
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	40,576,562

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
83,516	*	elf Beauty, Inc	1,309,531
7,500		Medifast, Inc	724,725
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,034,256

INSURANCE - 4.4%
83,159		American Equity Investment Life Holding Co	2,196,229
30,824		American Financial Group, Inc	3,353,343
11,469		Assurant, Inc	1,497,393
48,985		Assured Guaranty Ltd	2,245,472
48,204		Axis Capital Holdings Ltd	3,097,107
68,500	*	Brighthouse Financial, Inc	2,664,650
39,849		First American Financial Corp	2,469,841
30,713		Kemper Corp	2,285,662
33,431		Mercury General Corp	1,641,128
49,436		ProAssurance Corp	1,501,371
30,324		Selective Insurance Group, Inc	2,008,965
46,600		W.R. Berkley Corp	3,426,498
2,319		White Mountains Insurance Group Ltd	2,590,833
		TOTAL INSURANCE	30,978,492

MATERIALS - 5.7%
68,058	*	Alcoa Corp	949,409
55

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

21,737		American Vanguard Corp	$406,047
17,264		Avery Dennison Corp	2,265,727
105,192	*	Axalta Coating Systems Ltd	3,030,582
64,867		Boise Cascade Co	2,348,186
29,687		Carpenter Technology Corp	1,179,761
80,767		CF Industries Holdings, Inc	3,253,295
91,653		Commercial Metals Co	1,883,469
154,245		Graphic Packaging Holding Co	2,410,849
565,800		Hecla Mining Co	1,714,374
17,618		Innospec, Inc	1,774,661
31,199		Materion Corp	1,694,106
74,838		PolyOne Corp	2,483,125
31,267		Reliance Steel & Aluminum Co	3,589,452
9,615		Royal Gold, Inc	1,108,802
21,382		Scotts Miracle-Gro Co (Class A)	2,624,427
77,949		Silgan Holdings, Inc	2,405,506
41,397		Steel Dynamics, Inc	1,236,942
77,300	*	Summit Materials, Inc	1,698,281
29,061		WR Grace and Co	1,957,549
		TOTAL MATERIALS	40,014,550

MEDIA & ENTERTAINMENT - 1.6%
30,720	*	AMC Networks, Inc	1,124,045
22,200	*	Cardlytics, Inc	1,863,024
33,100	*	GCI Liberty, Inc	2,422,258
75,613	*	Liberty Latin America Ltd (Class A)	1,261,225
74,061	*	Liberty Media Group (Class C)	3,465,314
126,534	*	Liberty TripAdvisor Holdings, Inc	745,285
		TOTAL MEDIA & ENTERTAINMENT	10,881,151

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
58,319	*	Acadia Pharmaceuticals, Inc	2,329,261
36,100	*	Agios Pharmaceuticals, Inc	1,759,153
187,377	*	Akebia Therapeutics, Inc	1,352,862
61,000	*	Alkermes plc	1,062,010
7,605	*	Alnylam Pharmaceuticals, Inc	872,978
87,258	*,e	AMAG Pharmaceuticals, Inc	773,106
162,859	*	Amicus Therapeutics, Inc	1,439,674
10,809	*	ANI Pharmaceuticals, Inc	670,158
9,809	*	Bio-Rad Laboratories, Inc (Class A)	3,540,264
8,452		Bio-Techne Corp	1,774,667
10,757	*	Bluebird Bio, Inc	857,225
75,547		Bruker BioSciences Corp	3,737,310
16,722	*	Charles River Laboratories International, Inc	2,584,887
71,500	*,e	Flexion Therapeutics, Inc	1,252,680
137,404	*	Halozyme Therapeutics, Inc	2,607,928
91,611	*	Horizon Therapeutics Plc	3,159,663
16,328	*	Jazz Pharmaceuticals plc	2,340,619
40,043	*	Natera, Inc	1,401,905
29,613	*	Neurocrine Biosciences, Inc	2,963,669
38,474	*	Pacira BioSciences Inc	1,662,846
33,349		Phibro Animal Health Corp	791,038
28,380	*	PRA Health Sciences, Inc	2,875,178
56

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

67,549	*	Radius Health, Inc	$1,186,160
20,396	*	Sarepta Therapeutics, Inc	2,365,120
41,268	*	Seattle Genetics, Inc	4,473,039
87,500	*	TG Therapeutics, Inc	1,243,375
22,211	*	United Therapeutics Corp	2,169,348
33,143	*	Veracyte, Inc	870,004
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	54,116,127

REAL ESTATE - 10.4%
49,860		Acadia Realty Trust	1,237,525
75,713		Alexander & Baldwin, Inc	1,655,086
61,932		American Campus Communities, Inc	2,840,821
55,886		Apartment Investment & Management Co	2,945,751
45,695		Camden Property Trust	5,137,489
118,914		Columbia Property Trust, Inc	2,509,085
94,471		CoreCivic, Inc	1,506,812
68,603		Douglas Emmett, Inc	2,847,024
93,223		Duke Realty Corp	3,384,927
49,721		Equity Commonwealth	1,630,352
63,796		Equity Lifestyle Properties, Inc	4,641,159
35,057		First Industrial Realty Trust, Inc	1,496,934
78,532		Gaming and Leisure Properties, Inc	3,711,030
49,022		Getty Realty Corp	1,545,173
54,600		Healthcare Realty Trust, Inc	1,968,876
61,620		Hudson Pacific Properties	2,239,271
84,298		Kennedy-Wilson Holdings, Inc	1,817,465
22,400		Life Storage, Inc	2,535,232
41,522		Mack-Cali Realty Corp	911,823
74,757		Medical Properties Trust, Inc	1,655,868
31,113		NexPoint Residential Trust, Inc	1,518,314
103,617		Outfront Media, Inc	3,081,570
127,800		Paramount Group, Inc	1,796,868
107,500		Physicians Realty Trust	2,080,125
5,295		PS Business Parks, Inc	887,230
209,944		Retail Properties of America, Inc	2,550,820
15,212		RMR Group, Inc	700,817
95,900		Sabra Healthcare REIT, Inc	2,061,850
72,629		STAG Industrial, Inc	2,341,559
31,968		Sun Communities, Inc	5,184,250
65,605		Weingarten Realty Investors	1,909,106
		TOTAL REAL ESTATE	72,330,212

RETAILING - 2.8%
13,218	*	Burlington Stores, Inc	2,874,518
11,065	*	Carvana Co	876,901
49,712		Citi Trends, Inc	1,157,792
83,068		Core-Mark Holding Co, Inc	1,947,114
63,318	*	Lands’ End, Inc	737,655
33,900	*	National Vision Holdings, Inc	1,156,668
13,777		Pool Corp	3,021,296
11,418	*,e	RH	2,383,508
32,252	*	Sleep Number Corp	1,663,881
49,957		Sonic Automotive, Inc (Class A)	1,580,140
61,337	*	Zumiez, Inc	1,911,874
		TOTAL RETAILING	19,311,347
57

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
51,013	*	Advanced Micro Devices, Inc	$2,397,611
45,600		Brooks Automation, Inc	1,736,448
49,274	*,e	Impinj, Inc	1,585,637
111,888	*	Lattice Semiconductor Corp	2,081,117
65,539		Marvell Technology Group Ltd	1,575,558
284,268	*	NeoPhotonics Corp Ltd	2,168,965
69,979		Teradyne, Inc	4,617,914
17,981		Universal Display Corp	3,167,713
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	19,330,963

SOFTWARE & SERVICES - 9.9%
60,651	*	A10 Networks, Inc	413,033
55,011		Amdocs Ltd	3,958,042
40,335	*	Anaplan, Inc	2,322,893
33,240	*	Avalara, Inc	2,830,054
37,948	*	Black Knight, Inc	2,539,480
45,681		Booz Allen Hamilton Holding Co	3,564,945
12,359	*	CACI International, Inc (Class A)	3,305,291
20,500	*	Cornerstone OnDemand, Inc	1,205,400
25,950	*	Elastic NV	1,683,636
199,334	*	Everi Holdings, Inc	2,491,675
57,629		EVERTEC, Inc	1,934,605
39,249	*	Five9, Inc	2,815,331
87,699		Genpact Ltd	3,882,435
39,728		Hackett Group, Inc	613,996
209,374	*	Limelight Networks, Inc	1,044,776
74,347	*	Model N, Inc	2,318,883
79,100	*	Nutanix, Inc	2,568,377
22,336	*	Paylocity Holding Corp	3,169,255
38,583		Pegasystems, Inc	3,326,240
118,711		Perspecta, Inc	3,332,218
56,549		Progress Software Corp	2,552,056
23,120	*	RingCentral, Inc	4,753,010
126,052		Sabre Corp	2,715,160
48,079	*	SPS Commerce, Inc	2,732,330
90,086	*	SVMK, Inc	1,590,018
19,011	*	Trade Desk, Inc	5,117,381
		TOTAL SOFTWARE & SERVICES	68,780,520

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
63,812		Avnet, Inc	2,328,500
74,936	*	Ciena Corp	3,047,647
115,800	*	Diebold, Inc	1,332,858
154,492	*	Harmonic, Inc	1,086,851
41,851	*	Insight Enterprises, Inc	2,756,725
37,711	*	Itron, Inc	3,082,874
98,903		Jabil Inc	3,846,338
86,417	*	Knowles Corp	1,705,007
26,339		MTS Systems Corp	1,335,124
65,969		National Instruments Corp	2,944,197
58

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

67,322	*	Sanmina Corp	$2,143,533
23,132		Synnex Corp	3,186,664
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	28,796,318

TELECOMMUNICATION SERVICES - 0.5%
94,692	*	Zayo Group Holdings, Inc	3,290,547
		TOTAL TELECOMMUNICATION SERVICES	3,290,547

TRANSPORTATION - 2.0%
61,661	*	Echo Global Logistics, Inc	1,194,990
26,419		Forward Air Corp	1,729,124
79,701	*	Hub Group, Inc (Class A)	4,213,792
27,155		Landstar System, Inc	3,007,416
67,499		Marten Transport Ltd	1,401,279
122,783	*	Radiant Logistics, Inc	593,042
35,832		Skywest, Inc	1,976,852
		TOTAL TRANSPORTATION	14,116,495

UTILITIES - 2.3%
73,373		Clearway Energy, Inc (Class A)	1,518,087
105,551		NRG Energy, Inc	3,893,776
26,203		ONE Gas, Inc	2,476,184
49,368		Portland General Electric Co	3,036,132
50,000		TerraForm Power, Inc	904,500
194,300		Vistra Energy Corp	4,375,636
		TOTAL UTILITIES	16,204,315

		TOTAL COMMON STOCKS	693,729,500
		(Cost $588,710,802)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.5%

GOVERNMENT AGENCY DEBT - 0.2%
$960,000		Federal Home Loan Bank (FHLB)	1.500%	02/03/20	960,000
		TOTAL GOVERNMENT AGENCY DEBT			960,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
2,214,549	c	State Street Navigator Securities Lending Government Money Market Portfolio			2,214,549
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			2,214,549

		TOTAL SHORT-TERM INVESTMENTS			3,174,549
		(Cost $3,174,469)
		TOTAL INVESTMENTS - 100.1%			696,904,049
		(Cost $591,885,271)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(417,743)
		NET ASSETS - 100.0%			$696,486,306
59

TIAA-CREF FUNDS - Quant Small/Mid-Cap Equity Fund

ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,348,931.
60

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.7%
55,976		Aptiv plc	$4,746,205
12,746		BorgWarner, Inc	437,060
28,338	*	Cooper-Standard Holding, Inc	751,524
66,583		Harley-Davidson, Inc	2,223,872
74,932	*	Modine Manufacturing Co	526,772
86,264		Tenneco, Inc	816,920
41,017	*	Tesla, Inc	26,684,430
		TOTAL AUTOMOBILES & COMPONENTS	36,186,783

BANKS - 4.8%
1,694		Ameris Bancorp	68,082
26,689		Associated Banc-Corp	531,912
47,422		Bank OZK	1,288,930
3,518		Banner Corp	181,353
17,500		Berkshire Hills Bancorp, Inc	492,625
6,267		Brookline Bancorp, Inc	95,258
8,221		Bryn Mawr Bank Corp	308,452
1,799		Cadence BanCorp	28,118
3,985		Camden National Corp	188,331
645,776		Citigroup, Inc	48,052,192
402,083		Citizens Financial Group, Inc	14,989,654
440		Columbia Banking System, Inc	17,028
108,335		Comerica, Inc	6,625,769
337		Commerce Bancshares, Inc	22,801
1,572		Community Trust Bancorp, Inc	68,775
3,270		Cullen/Frost Bankers, Inc	291,553
46,110	*	Customers Bancorp, Inc	985,832
8,730	*	Equity Bancshares, Inc	234,488
12,542		Federal Agricultural Mortgage Corp (Class C)	956,955
288,180		Fifth Third Bancorp	8,198,721
10,587		First Busey Corp	269,969
5,480		First Financial Corp	228,680
44,108		First Republic Bank	4,890,695
1,130		FNB Corp	13,187
540		Glacier Bancorp, Inc	22,880
1,279		Hancock Whitney Corp	50,828
37,292		Hanmi Financial Corp	627,252
8,920		Heartland Financial USA, Inc	436,277
3,902		Heritage Financial Corp	100,594
19,184	*	HomeStreet, Inc	615,998
13,122		HomeTrust Bancshares, Inc	347,995
285,811		Huntington Bancshares, Inc	3,878,455
5,708		Investors Bancorp, Inc	68,981
15,606		Kearny Financial Corp	192,734
613,332		Keycorp	11,475,442
61

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

24,031		Live Oak Bancshares, Inc	$420,062
90,129		M&T Bank Corp	15,188,539
17,553		MGIC Investment Corp	242,056
15,374	*	Mr Cooper Group, Inc	190,330
11,344		National Bank Holdings Corp	369,814
310		NBT Bancorp, Inc	11,715
69,768		New York Community Bancorp, Inc	771,634
22,664		Northfield Bancorp, Inc	360,131
29,937		OFG Bancorp	590,058
7,838		Old National Bancorp	140,379
37,037		Opus Bank	986,481
16,485		PacWest Bancorp	577,799
982		People’s United Financial, Inc	15,142
53,702		Pinnacle Financial Partners, Inc	3,171,640
221,976		PNC Financial Services Group, Inc	32,974,535
682,855		Regions Financial Corp	10,632,052
5,811		Signature Bank	824,523
6,239		Sterling Bancorp/DE	124,780
12,826		Stock Yards Bancorp, Inc	496,879
19,485	*	SVB Financial Group	4,682,830
1,879	*	Texas Capital Bancshares, Inc	103,270
10,055		TFS Financial Corp	205,424
17,614	*	The Bancorp, Inc	208,374
3,796		Trico Bancshares	138,174
31,975	*	Tristate Capital Holdings, Inc	735,105
360,132		Truist Financial Corp	18,572,007
350		Trustmark Corp	11,193
2,167		UMB Financial Corp	144,019
650		Umpqua Holdings Corp	10,985
3,046		United Bankshares, Inc	104,478
10,303		Univest Financial Corp	255,927
621,869		US Bancorp	33,095,868
3,230		Webster Financial Corp	144,898
4,508		WesBanco, Inc	149,305
1,553		Westamerica Bancorporation	98,398
13,557		Western Alliance Bancorp	748,753
230		Wintrust Financial Corp	14,554
684		WSFS Financial Corp	27,285
55,123		Zions Bancorporation	2,507,545
		TOTAL BANKS	236,893,737

CAPITAL GOODS - 6.8%
213,347		3M Co	33,849,635
954		Acuity Brands, Inc	112,448
16,472	*	Aegion Corp	344,265
32,009		Aircastle Ltd	1,027,169
23,720		Argan, Inc	998,849
40,971	*	Astronics Corp	1,032,469
63,513	*	Axon Enterprise, Inc	4,878,434
46,198		Barnes Group, Inc	2,918,328
419	*	Beacon Roofing Supply, Inc	13,873
68,472		Briggs & Stratton Corp	251,292
46,759	*	Builders FirstSource, Inc	1,159,389
17,565		Carlisle Cos, Inc	2,744,180
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

186,879		Caterpillar, Inc	$24,546,557
1,817		Cubic Corp	118,632
35,835		Cummins, Inc	5,732,525
72,422		Curtiss-Wright Corp	10,532,331
99,550		Deere & Co	15,786,639
16,298		Dover Corp	1,855,527
198,642		Eaton Corp	18,765,710
1,365		EMCOR Group, Inc	112,162
119,034		Fastenal Co	4,151,906
99,730		Fortive Corp	7,472,769
300		GATX Corp	22,839
245	e	Granite Construction, Inc	6,647
66,678		HEICO Corp	8,163,388
130,506		HEICO Corp (Class A)	12,548,152
28,146	*	Herc Holdings, Inc	1,129,217
84,923		Hexcel Corp	6,302,985
1,801		IDEX Corp	295,094
160,575		Illinois Tool Works, Inc	28,097,414
69,059		Ingersoll-Rand plc	9,200,731
317,614		Johnson Controls International plc	12,529,872
25,825	*	Lydall, Inc	527,863
171,085		Masco Corp	8,129,959
87,665	*	Mercury Systems, Inc	6,728,289
23,535		Moog, Inc (Class A)	2,108,971
3,829	*	MYR Group, Inc	109,969
6,412		Owens Corning, Inc	387,862
116,288		PACCAR, Inc	8,629,732
47,521		Parker-Hannifin Corp	9,299,384
96,651	*,e	Plug Power, Inc	373,556
46,206		Quanta Services, Inc	1,808,965
37,955		Rockwell Automation, Inc	7,274,455
36,980		Roper Technologies Inc	14,113,787
2,611		Rush Enterprises, Inc (Class A)	112,273
20,258	*	Sensata Technologies Holding plc	957,596
9,292		Snap-On, Inc	1,483,282
175,962		Spirit Aerosystems Holdings, Inc (Class A)	11,493,838
18,065		Stanley Black & Decker, Inc	2,878,296
20,285	*	Titan Machinery, Inc	247,680
45,307		TransDigm Group, Inc	29,145,087
19,636	*	Trimas Corp	564,142
30,230	*	United Rentals, Inc	4,101,909
13,236		W.W. Grainger, Inc	4,006,140
1,174		Wabash National Corp	13,618
1,565	*	WABCO Holdings, Inc	212,292
1,355	*	WESCO International, Inc	65,596
36,655		Woodward Inc	4,263,343
36,530		Xylem, Inc	2,983,040
		TOTAL CAPITAL GOODS	338,722,352

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
540		ABM Industries, Inc	20,596
9,872		ACCO Brands Corp	85,294
970	*	ASGN Inc	65,659
3,342		Cintas Corp	932,318
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

23,798	*	Copart, Inc	$2,414,545
650		Covanta Holding Corp	9,737
4,232		Exponent, Inc	307,963
4,282		Heidrick & Struggles International, Inc	121,694
8,866	*	Huron Consulting Group, Inc	574,605
4,156		ICF International, Inc	364,024
262,982	*	IHS Markit Ltd	20,738,761
12,692		Insperity, Inc	1,108,900
12,845		Kelly Services, Inc (Class A)	228,127
5,758		Kimball International, Inc (Class B)	108,135
590		Knoll, Inc	14,608
10,228		Manpower, Inc	935,760
22,070	*	Mistras Group, Inc	244,315
430		Mobile Mini, Inc	17,948
4,735		Nielsen NV	96,594
39,339		Quad Graphics, Inc	167,191
19,611		Resources Connection, Inc	298,578
52,605		Robert Half International, Inc	3,060,033
1,210		Steelcase, Inc (Class A)	22,518
33,675	*	Team, Inc	457,980
120,100		TransUnion	11,013,170
2,825	*	TriNet Group, Inc	161,195
14,026		Verisk Analytics, Inc	2,278,804
2,208		Viad Corp	143,520
145,676		Waste Management, Inc	17,728,769
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	63,721,341

CONSUMER DURABLES & APPAREL - 1.3%
13,930		Callaway Golf Co	298,381
595	*	Capri Holdings Ltd	17,826
22,010	*	Century Communities, Inc	653,037
396		Columbia Sportswear Co	37,192
490		Ethan Allen Interiors, Inc	7,913
78,364	*	Fossil Group, Inc	527,390
9,306	*	Green Brick Partners, Inc	107,856
258		Hasbro, Inc	26,282
2,202	*	Helen of Troy Ltd	416,288
17,251		Hooker Furniture Corp	425,065
12,394	*,e	iRobot Corp	583,138
10,411	*	LGI Homes, Inc	830,173
12,186	*	Lululemon Athletica, Inc	2,917,207
7,028	*	Meritage Homes Corp	498,707
17,259	*	Mohawk Industries, Inc	2,272,665
1,458		Movado Group, Inc	25,107
82,480		Newell Brands Inc	1,610,834
392,949		Nike, Inc (Class B)	37,840,989
2,047	*	NVR, Inc	7,813,338
15,981		Pulte Homes, Inc	713,552
1,614		PVH Corp	140,692
80,428	*	Under Armour, Inc (Class A)	1,623,037
4,706	*	Unifi, Inc	101,273
74,386		VF Corp	6,171,806
		TOTAL CONSUMER DURABLES & APPAREL	65,659,748
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.2%
26,652	*	American Public Education, Inc	$635,117
93,565		BBX Capital Corp	363,032
30,288	*	Bright Horizons Family Solutions	4,959,054
27,978		Carriage Services, Inc	662,239
12,175	*	Chipotle Mexican Grill, Inc (Class A)	10,552,803
34,975		Choice Hotels International, Inc	3,504,495
33,819		Darden Restaurants, Inc	3,937,546
320		Dine Brands Global Inc.	27,280
3,953		Domino’s Pizza, Inc	1,113,758
36,071	*	El Pollo Loco Holdings, Inc	497,058
12,999	*	frontdoor, Inc	553,497
1,438		Graham Holdings Co	789,778
151,991		Hilton Worldwide Holdings, Inc	16,384,630
176,659	*	Houghton Mifflin Harcourt Co	975,158
17,475		Marriott Vacations Worldwide Corp	2,101,194
81,138	*	Norwegian Cruise Line Holdings Ltd	4,369,281
22,069	*	Red Robin Gourmet Burgers, Inc	725,408
48,242	*	Regis Corp	748,716
76,543		Royal Caribbean Cruises Ltd	8,961,655
79,942		Service Corp International	3,833,219
25,999	*	ServiceMaster Global Holdings, Inc	937,264
3,350		Six Flags Entertainment Corp	127,736
452,831		Starbucks Corp	38,413,654
9,266		Vail Resorts, Inc	2,172,970
13,138	*	WW International Inc	433,291
		TOTAL CONSUMER SERVICES	107,779,833

DIVERSIFIED FINANCIALS - 6.1%
58,449		Ally Financial, Inc	1,872,121
255,222		American Express Co	33,145,681
26,292		Ameriprise Financial, Inc	4,348,960
359,835		Bank of New York Mellon Corp	16,113,411
49,759		BlackRock, Inc	26,240,409
105,054		Capstead Mortgage Corp	863,544
426,206		Charles Schwab Corp	19,413,683
90,791		Chimera Investment Corp	1,924,769
137,585		CME Group, Inc	29,871,079
280		Cohen & Steers, Inc	20,714
182,870		Discover Financial Services	13,739,023
26,410		E*TRADE Financial Corp	1,125,594
8,872		Factset Research Systems, Inc	2,538,368
77,683		Franklin Resources, Inc	1,965,380
9,333	*	Green Dot Corp	280,737
341,433		IntercontinentalExchange Group, Inc	34,054,528
165,102		Invesco Ltd	2,856,265
4,700		Invesco Mortgage Capital, Inc	82,203
24,238		Legg Mason, Inc	948,918
42,240		Moody’s Corp	10,846,810
607,957		Morgan Stanley	31,771,833
22,879		Nasdaq Inc	2,664,488
14,006	*,†	NewStar Financial, Inc	3,382
119,931		Northern Trust Corp	11,730,451
86,595	*	On Deck Capital, Inc	353,308
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,668	*	PRA Group, Inc	$200,421
31,561		Redwood Trust, Inc	556,420
119,778		S&P Global, Inc	35,182,392
123,600		State Street Corp	9,347,868
52,574		T Rowe Price Group, Inc	7,020,206
25,591		Voya Financial, Inc	1,528,550
		TOTAL DIVERSIFIED FINANCIALS	302,611,516

ENERGY - 3.7%
147,313		Apache Corp	4,042,269
191,531		Baker Hughes a GE Co	4,148,561
43,112	*,e	California Resources Corp	316,442
293,856	*	Callon Petroleum Co	881,568
240,499		Chevron Corp	25,767,063
12,907		Cimarex Energy Co	566,488
521,862		ConocoPhillips	31,014,258
2,207		Delek US Holdings, Inc	60,604
788,659	*	Denbury Resources, Inc	776,829
150,700	*	Devon Energy Corp	3,273,204
99,802		EQT Corp	603,802
17,193	e	Equitrans Midstream Corp	166,256
49,289	*	Exterran Corp	266,161
67,171		Green Plains Inc	837,622
163,726	*	Gulfport Energy Corp	253,775
32,275	*	Helix Energy Solutions Group, Inc	269,174
75,067		Hess Corp	4,246,540
1,317,161		Kinder Morgan, Inc	27,489,150
24,707		Kosmos Energy Ltd	126,253
302,913	*	Laredo Petroleum Holdings, Inc	521,010
363,636		Marathon Oil Corp	4,134,541
14,654	*	Matrix Service Co	294,839
4,184		National Oilwell Varco, Inc	86,232
58,596	*	Newpark Resources, Inc	292,980
39,082	*	NexTier Oilfield Solutions, Inc	201,272
215,508		Noble Energy, Inc	4,260,593
539,989	*	Oasis Petroleum, Inc	1,214,975
12,097	*	Oceaneering International, Inc	150,124
422	*	Oil States International, Inc	4,549
159,210		ONEOK, Inc	11,920,053
57,267		Parsley Energy, Inc	952,923
10,070		PBF Energy, Inc	274,911
35,259	*	PDC Energy, Inc	761,242
217,224		QEP Resources Inc	688,600
171,421	e	Range Resources Corp	514,263
45,154	*,e	Renewable Energy Group, Inc	1,186,647
670,405		Schlumberger Ltd	22,465,272
13,165	*	Select Energy Services, Inc	91,628
187,821		SM Energy Co	1,724,197
169,358	*	Southwestern Energy Co	265,892
16,527	*,e	Tellurian, Inc	116,020
17,909	*	Tidewater, Inc	271,859
124,606	e	US Silica Holdings, Inc	640,475
217,050		Valero Energy Corp	18,299,486
34,497	*	Whiting Petroleum Corp	156,616
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

389,721		Williams Cos, Inc	$8,063,328
		TOTAL ENERGY	184,660,546

FOOD & STAPLES RETAILING - 0.6%
35,243		Casey’s General Stores, Inc	5,669,189
40,533	*	Chefs’ Warehouse Holdings, Inc	1,475,401
37,095		Pricesmart, Inc	2,272,440
59,184		SpartanNash Co	720,861
201,369	*	Sprouts Farmers Market, Inc	3,147,398
82,492	*	United Natural Foods, Inc	593,942
373,950	*	US Foods Holding Corp	15,021,572
14,051		Weis Markets, Inc	515,531
		TOTAL FOOD & STAPLES RETAILING	29,416,334

FOOD, BEVERAGE & TOBACCO - 3.3%
35,974	*,e	Beyond Meat, Inc	3,972,249
43,780		Bunge Ltd	2,295,385
75,680		Campbell Soup Co	3,662,155
1,008,477		Coca-Cola Co	58,895,057
16,562	*	Farmer Bros Co	198,413
35,985		Fresh Del Monte Produce, Inc	1,129,209
293,327		General Mills, Inc	15,317,536
3,800	*	Hain Celestial Group, Inc	91,998
206,505		Hormel Foods Corp	9,759,426
130,364		Kellogg Co	8,892,129
35,028		McCormick & Co, Inc	5,722,524
383,559		PepsiCo, Inc	54,473,049
6,553	*	TreeHouse Foods, Inc	292,264
		TOTAL FOOD, BEVERAGE & TOBACCO	164,701,394

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
20,318	*	Abiomed, Inc	3,785,040
42,465	*	Align Technology, Inc	10,917,751
108,565	*	Allscripts Healthcare Solutions, Inc	931,488
59,123	*	Angiodynamics, Inc	814,124
198,633	*	Antares Pharma, Inc	728,983
27,438	*	AtriCure, Inc	1,067,338
26,136	*,e	Axonics Modulation Technologies, Inc	758,728
27,413	*	BioTelemetry, Inc	1,341,044
142,328		Cardinal Health, Inc	7,288,617
21,971	*	Cardiovascular Systems, Inc	997,264
262,965		Cerner Corp	18,888,776
238,681	*	Cerus Corp	957,111
68,573		Cigna Corp	13,192,074
19,097		Computer Programs & Systems, Inc	496,522
34,556		Cooper Cos, Inc	11,987,131
129,702	*	Covetrus, Inc	1,595,334
17,829	*	Cross Country Healthcare, Inc	176,507
281,785		CVS Health Corp	19,110,659
117,217		Dentsply Sirona, Inc	6,564,152
94,584	*	Diplomat Pharmacy, Inc	376,444
100,645	*	Edwards Lifesciences Corp	22,127,810
88,766	*	GenMark Diagnostics, Inc	478,449
12,520	*	Glaukos Corp	704,250
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

33,400	*	Globus Medical, Inc	$1,746,152
7,898	*	Haemonetics Corp	848,166
111,678		HCA Healthcare, Inc	15,500,906
22,037	*	Henry Schein, Inc	1,519,231
11,725	*,e	Heska Corp	1,174,728
24,212		Hill-Rom Holdings, Inc	2,578,336
10,757	*	HMS Holdings Corp	293,881
92,217	*	Hologic, Inc	4,935,454
45,351		Humana, Inc	15,248,820
43,591	*	IDEXX Laboratories, Inc	11,813,597
18,829	*	Integer Holding Corp	1,607,996
41,902	*	Laboratory Corp of America Holdings	7,349,611
25,670		LeMaitre Vascular, Inc	923,735
2,380	*	LHC Group, Inc	346,885
7,921	*	LivaNova plc	538,390
1,635	*	Magellan Health Services, Inc	119,698
71,174		Meridian Bioscience, Inc	700,352
90,554	*	Merit Medical Systems, Inc	3,297,977
59,613	*	NextGen Healthcare, Inc	826,236
25,565	*	Omnicell, Inc	2,077,923
98,521	*	OraSure Technologies, Inc	694,573
27,664	*	Orthofix Medical Inc	1,196,745
10,147	*	Penumbra, Inc	1,780,393
1,887	*	Premier, Inc	65,611
11,279	*	Providence Service Corp	731,443
22,904		Quest Diagnostics, Inc	2,534,786
15,451	*	Quidel Corp	1,186,637
68,280		Resmed, Inc	10,854,472
41,276	*	Staar Surgical Co	1,388,525
27,192		STERIS plc	4,097,562
17,725	*	Surgery Partners, Inc	299,021
27,194	*	Tactile Systems Technology, Inc	1,528,031
22,729	*	Tandem Diabetes Care, Inc	1,728,313
68,312	*,e	Teladoc, Inc	6,948,013
36,079	*	Tivity Health, Inc	780,930
15,438	*,e	Triple-S Management Corp (Class B)	272,017
193,921		UnitedHealth Group, Inc	52,833,777
31,883	*	Varian Medical Systems, Inc	4,481,793
52,629	*	Vocera Communications, Inc	1,159,417
24,286		West Pharmaceutical Services, Inc	3,787,402
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	297,083,131

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
260,833		Colgate-Palmolive Co	19,244,259
64,627		Estee Lauder Cos (Class A)	12,612,605
44,443		Kimberly-Clark Corp	6,366,015
567,401		Procter & Gamble Co	70,709,513
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	108,932,392

INSURANCE - 3.6%
96,775		Allstate Corp	11,471,709
458,996		American International Group, Inc	23,069,139
34,499		Aon plc	7,598,405
198,853		Chubb Ltd	30,223,667
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

27,314		Lincoln National Corp	$1,488,067
178,033		Loews Corp	9,159,798
237,157		Marsh & McLennan Cos, Inc	26,528,382
46,413		Principal Financial Group	2,457,568
291,868		Progressive Corp	23,550,829
268,139		Prudential Financial, Inc	24,416,737
128,444		Travelers Cos, Inc	16,905,799
8,317		Willis Towers Watson plc	1,757,299
		TOTAL INSURANCE	178,627,399

MATERIALS - 2.7%
10,332		Aptargroup, Inc	1,193,449
161,238		Ball Corp	11,638,159
78,491	*	Century Aluminum Co	415,217
27,048	*	Clearwater Paper Corp	762,754
46,693		Commercial Metals Co	959,541
1,709		Compass Minerals International, Inc	98,934
310,343		DuPont de Nemours, Inc	15,883,355
147,659		Ecolab, Inc	28,957,406
945		H.B. Fuller Co	43,668
13,047	e	International Flavors & Fragrances, Inc	1,710,592
142,736		International Paper Co	5,812,210
52,964	*	Kraton Corp	871,258
199,577		Linde plc	40,540,076
22,260		Louisiana-Pacific Corp	682,937
10,187		Minerals Technologies, Inc	551,422
121,472		Mosaic Co	2,410,004
137,664		Newmont Goldcorp Corp	6,203,140
205,346		Nucor Corp	9,751,882
2,337		Reliance Steel & Aluminum Co	268,288
11,627		Royal Gold, Inc	1,340,826
4,126		Schnitzer Steel Industries, Inc (Class A)	66,346
145,000	*	Summit Materials, Inc	3,185,650
21,681		Trinseo S.A.	622,678
26,495	*	US Concrete, Inc	942,957
		TOTAL MATERIALS	134,912,749

MEDIA & ENTERTAINMENT - 6.8%
145,756		Activision Blizzard, Inc	8,523,811
55,357	*	Alphabet, Inc (Class A)	79,314,403
55,444	*	Alphabet, Inc (Class C)	79,519,448
4,721		Cable One, Inc	8,044,726
104,629		Cinemark Holdings, Inc	3,296,860
40,660	*	Clear Channel	111,002
901,474		Comcast Corp (Class A)	38,934,662
251,707	*,e	Discovery, Inc (Class A)	7,364,947
380,411	*	Discovery, Inc (Class C)	10,564,014
53,297	*	Electronic Arts, Inc	5,751,812
66,194	*	Gray Television, Inc	1,342,414
75,715	*	Imax Corp	1,252,326
48,734		John Wiley & Sons, Inc (Class A)	2,125,777
170,308	*	Liberty Broadband Corp (Class C)	22,639,042
8,163	*	Loral Space & Communications, Inc	262,604
37,805		Marcus Corp	1,102,016
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

58,591		New York Times Co (Class A)	$1,875,498
200,000		Nuveen ESG Large-Cap ETF	5,945,200
294,588		Omnicom Group, Inc	22,185,422
123,411	*	Quotient Technology, Inc	1,242,749
22,514	*	Roku, Inc	2,723,068
16,894	*	Rosetta Stone, Inc	289,732
22,635		Scholastic Corp	745,823
35,450		Sinclair Broadcast Group, Inc (Class A)	1,060,664
165,148		Sirius XM Holdings, Inc	1,167,596
12,997	*	Take-Two Interactive Software, Inc	1,619,946
8,077		TEGNA, Inc	136,501
79,880		TripAdvisor, Inc	2,182,322
845,377	*	Twitter, Inc	27,457,845
29,875	e	World Wrestling Entertainment, Inc (Class A)	1,460,290
		TOTAL MEDIA & ENTERTAINMENT	340,242,520

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
296,794		AbbVie, Inc	24,046,250
54,132	*	Acadia Pharmaceuticals, Inc	2,162,032
11,304	*	Acceleron Pharma, Inc	1,026,177
35,731	*,e	Aerie Pharmaceuticals, Inc	731,771
150,551		Agilent Technologies, Inc	12,429,491
46,854	*	Agios Pharmaceuticals, Inc	2,283,195
4,706	*,e	Akcea Therapeutics, Inc	81,273
144,481	*	Akorn, Inc	221,056
180,747		Amgen, Inc	39,050,389
41,565	*	AnaptysBio, Inc	603,524
39,118	*	Assembly Biosciences, Inc	686,912
42,939	*	Atara Biotherapeutics, Inc	568,083
7,618	*	Avrobio, Inc	165,539
153,433	*	BioCryst Pharmaceuticals, Inc	437,284
56,305	*	Biogen, Inc	15,137,599
47,040	*	BioMarin Pharmaceutical, Inc	3,927,840
42,762	*	Bluebird Bio, Inc	3,407,704
698,280		Bristol-Myers Squibb Co	43,956,726
7,837	*	Catalent, Inc	478,841
54,314	*	Collegium Pharmaceutical, Inc	1,092,526
89,155	*	Cymabay Therapeutics, Inc	137,299
309,021		Eli Lilly & Co	43,151,693
4,990	*	Esperion Thereapeutics, Inc	269,859
28,683	*	FibroGen, Inc	1,200,384
34,362	*,e	Flexion Therapeutics, Inc	602,022
335,255		Gilead Sciences, Inc	21,188,116
16,242	*	Halozyme Therapeutics, Inc	308,273
51,772	*,e	Insmed, Inc	1,063,397
18,561	*	Intersect ENT, Inc	479,616
75,745	*	Intra-Cellular Therapies, Inc	1,718,654
26,118	*	Iovance Biotherapeutics, Inc	567,805
56,297	*	IQVIA Holdings, Inc	8,740,109
27,862	*	Jazz Pharmaceuticals plc	3,994,018
99,298	*	Karyopharm Therapeutics, Inc	1,603,663
81,017	*	MacroGenics, Inc	749,407
664,083		Merck & Co, Inc	56,739,252
5,838	*	Mettler-Toledo International, Inc	4,420,417
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,895	*	Mirati Therapeutics, Inc	$251,373
655,409	*,e	Opko Health, Inc	950,343
16,842	*,e	Optinose, Inc	131,873
42,303		Perrigo Co plc	2,412,963
133,970	*	Progenics Pharmaceuticals, Inc	597,506
47,608	*	Prothena Corp plc	579,389
74,418	*	Revance Therapeutics, Inc	1,664,731
5,837	*	Sage Therapeutics, Inc	386,876
87,463	*	Sangamo Therapeutics Inc	641,104
183,038	*,e	TherapeuticsMD, Inc	411,835
25,761	*	Theravance Biopharma, Inc	718,217
5,640	*	Tricida, Inc	198,866
28,275	*	Ultragenyx Pharmaceutical, Inc	1,485,851
93,990	*	Vertex Pharmaceuticals, Inc	21,340,429
18,425	*	Waters Corp	4,123,331
47,090	*,e	ZIOPHARM Oncology, Inc	185,535
248,138		Zoetis, Inc	33,302,601
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	368,811,019

REAL ESTATE - 4.0%
48,046		Alexandria Real Estate Equities, Inc	7,841,107
11,117	*,e	Altisource Portfolio Solutions S.A.	206,776
23,462		American Campus Communities, Inc	1,076,202
161,182		American Tower Corp	37,352,317
72,632		Boston Properties, Inc	10,411,797
36,800		Brixmor Property Group, Inc	734,528
70,724		CatchMark Timber Trust, Inc	725,628
79,390	*	CBRE Group, Inc	4,846,759
42,246		Chatham Lodging Trust	690,722
62,954		CorePoint Lodging, Inc	576,029
17,160		Coresite Realty	2,015,442
23,373		Cousins Properties, Inc	956,657
6,932		CyrusOne, Inc	421,812
46,797		Diversified Healthcare Trust	361,273
8,358		Douglas Emmett, Inc	346,857
58,576		Duke Realty Corp	2,126,895
19,598		Easterly Government Properties, Inc	474,468
36,148		Equinix, Inc	21,317,560
3,961		Federal Realty Investment Trust	495,204
33,420		First Industrial Realty Trust, Inc	1,427,034
52,368		Franklin Street Properties Corp	397,997
204,267		Healthpeak Properties Inc	7,351,569
154,979		Host Hotels and Resorts, Inc	2,532,357
32,022	*	Howard Hughes Corp	3,896,437
24,076		Hudson Pacific Properties	874,922
100,069		Iron Mountain, Inc	3,163,181
95,797		iStar Inc	1,394,804
5,945		Jones Lang LaSalle, Inc	1,009,580
4,739		Kilroy Realty Corp	391,299
88,542		Kimco Realty Corp	1,686,725
15,135		Liberty Property Trust	948,208
188,715		Macerich Co	4,210,232
24,547		Office Properties Income Trust	835,334
4,166		Paramount Group, Inc	58,574
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

57,124		Park Hotels & Resorts, Inc	$1,253,301
540		Piedmont Office Realty Trust, Inc	12,523
346,453		Prologis, Inc	32,178,554
22,163		QTS Realty Trust, Inc	1,260,631
24,711	e	Realogy Holdings Corp	261,689
15,022		Regency Centers Corp	931,965
2,009		RMR Group, Inc	92,555
37,701		Sabra Healthcare REIT, Inc	810,571
45,216		SBA Communications Corp	11,284,105
30,349		UDR, Inc	1,454,021
297		Washington REIT	9,041
205,082		Welltower, Inc	17,413,513
297,141		Weyerhaeuser Co	8,602,232
		TOTAL REAL ESTATE	198,720,987

RETAILING - 6.6%
42,491	*	1-800-FLOWERS.COM, Inc (Class A)	645,438
2,432		Aaron’s, Inc	144,364
24,346		Advance Auto Parts, Inc	3,207,586
66,930	*	Amazon.com, Inc	134,443,630
56,825		Best Buy Co, Inc	4,812,509
66,235		Big Lots, Inc	1,792,319
186,728	*	BJ’s Wholesale Club Holdings, Inc	3,831,659
17,196	*	Booking Holdings, Inc	31,478,138
250	e	Buckle, Inc	6,103
24,768	*	CarMax, Inc	2,403,487
43,878		eBay, Inc	1,472,546
14,828		Expedia Group Inc	1,608,097
6,360	*	Five Below, Inc	720,079
81,198		Gap, Inc	1,413,657
14,294	*	Genesco, Inc	562,040
21,058		Genuine Parts Co	1,970,397
18,815		Haverty Furniture Cos, Inc	378,746
29,239	*	Hibbett Sports, Inc	724,542
250,264		Home Depot, Inc	57,085,218
17,745	*	Lands’ End, Inc	206,729
77,025	*	LKQ Corp	2,517,562
237,535		Lowe’s Companies, Inc	27,611,068
166,315	e	Macy’s, Inc	2,652,724
35,671	*	MarineMax, Inc	710,923
397		Pool Corp	87,062
5,448	*	Sally Beauty Holdings, Inc	83,627
12,547	e	Shoe Carnival, Inc	449,935
21,472		Signet Jewelers Ltd	521,984
171,967		Target Corp	19,043,626
14,544		Tiffany & Co	1,949,187
289,907		TJX Companies, Inc	17,116,109
15,754		Tractor Supply Co	1,464,334
17,401	*	Ulta Beauty, Inc	4,661,902
860		Winmark Corp	171,114
5,569	*	Zumiez, Inc	173,586
		TOTAL RETAILING	328,122,027
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
349,407		Applied Materials, Inc	$20,262,112
22,180	*	Cirrus Logic, Inc	1,703,646
40,921	*	Cree, Inc	1,902,417
20,532	*	First Solar, Inc	1,017,977
1,039,691		Intel Corp	66,467,446
32,145		Lam Research Corp	9,585,960
5,600		NVE Corp	410,816
188,166		NVIDIA Corp	44,488,088
18,585	*	Silicon Laboratories, Inc	1,827,091
315,879		Texas Instruments, Inc	38,110,801
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	185,776,354

SOFTWARE & SERVICES - 11.2%
218,409		Accenture plc	44,819,711
146,743	*	Adobe, Inc	51,527,337
102,486	*	Autodesk, Inc	20,174,369
188,672	*	Avaya Holdings Corp	2,409,341
33,427	*	Benefitfocus, Inc	618,399
12,432		Blackbaud, Inc	973,799
110,902	*	Cadence Design Systems, Inc	7,997,143
13,209	*	ChannelAdvisor Corp	123,636
296,557	*	Conduent, Inc	1,269,264
8,115	*	Coupa Software, Inc	1,307,732
55,469		CSG Systems International, Inc	2,763,466
57,024	*	ExlService Holdings, Inc	4,169,025
2,334	*	Fair Isaac Corp	939,155
318,590		International Business Machines Corp	45,790,941
113,870		Intuit, Inc	31,926,871
216,899	*	Limelight Networks, Inc	1,082,326
83,470		LogMeIn, Inc	7,175,916
1,327,821	d	Microsoft Corp	226,034,969
84,317	*	New Relic, Inc	5,565,765
54,403	*	Nutanix, Inc	1,766,465
5,290	*	OneSpan, Inc	87,920
1,449	*	Paylocity Holding Corp	205,599
54,901	*	Perficient, Inc	2,728,580
21,141	*	Qualys, Inc	1,812,629
262,634	*	salesforce.com, Inc	47,880,804
100,455		Science Applications International Corp	8,816,935
61,226	*	SPS Commerce, Inc	3,479,474
74,253	*	SVMK, Inc	1,310,565
67,259	*	Sykes Enterprises, Inc	2,259,230
139,395	*	Teradata Corp	3,392,874
64,472		TiVo Corp	469,356
23,245		TTEC Holdings, Inc	923,291
47,472	*	Virtusa Corp	1,976,734
44,548		VMware, Inc (Class A)	6,595,777
73,205	*	WEX, Inc	15,879,629
30,134	*	Zendesk, Inc	2,603,578
		TOTAL SOFTWARE & SERVICES	558,858,605

TECHNOLOGY HARDWARE & EQUIPMENT - 7.1%
2,919	*	Anixter International, Inc	284,894
758,031		Apple, Inc	234,618,175
73

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

125,082	*	Arlo Technologies, Inc	$534,100
40,047		AVX Corp	811,753
8,124		Badger Meter, Inc	479,803
1,070		Belden CDT, Inc	52,719
62,761		Benchmark Electronics, Inc	1,931,784
1,027,622		Cisco Systems, Inc	47,239,783
2,689	*	Coherent, Inc	380,305
34,326		CTS Corp	1,006,095
22,592		Daktronics, Inc	133,293
99,736		Dolby Laboratories, Inc (Class A)	6,915,694
1,447	*	Fabrinet	91,219
18,340	*	FARO Technologies, Inc	947,444
802,422		Hewlett Packard Enterprise Co	11,177,738
595,669		HP, Inc	12,699,663
11,733	*	Insight Enterprises, Inc	772,853
182		InterDigital, Inc	10,055
3,493	*	Itron, Inc	285,553
70,176		Kemet Corp	1,827,383
25,860	*	Keysight Technologies, Inc	2,404,721
17,293	*	Kimball Electronics, Inc	279,801
15,821		Littelfuse, Inc	2,798,893
4,509	*	Lumentum Holdings, Inc	341,647
6,814		Methode Electronics, Inc	223,159
49,310		Motorola Solutions, Inc	8,727,870
74,565		National Instruments Corp	3,327,836
19,428	*	Novanta, Inc	1,762,702
500	*	OSI Systems, Inc	43,270
13,761	*	Ribbon Communications, Inc	38,806
11,038	*	Rogers Corp	1,299,725
13,734		Synnex Corp	1,891,996
42,266	*	Tech Data Corp	6,083,768
81,317	*	TTM Technologies, Inc	1,170,152
73,134		Vishay Intertechnology, Inc	1,483,889
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	354,078,541

TELECOMMUNICATION SERVICES - 1.6%
23,657	*	Boingo Wireless, Inc	265,905
969,693		CenturyLink, Inc	13,246,006
46,289		Cogent Communications Group, Inc	3,283,279
167,393	*	Iridium Communications, Inc	4,276,891
121,741	*	ORBCOMM, Inc	437,050
1,013,820		Verizon Communications, Inc	60,261,461
		TOTAL TELECOMMUNICATION SERVICES	81,770,592

TRANSPORTATION - 1.9%
3,997		Amerco, Inc	1,483,966
38,569		ArcBest Corp	860,474
2,385	*	Avis Budget Group, Inc	78,228
19,553		CH Robinson Worldwide, Inc	1,412,118
352,407		CSX Corp	26,902,750
197,594		Delta Air Lines, Inc	11,013,890
36,957	*	Echo Global Logistics, Inc	716,227
8		Expeditors International of Washington, Inc	584
29,951	*	Hertz Global Holdings, Inc	472,028
74

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY			VALUE

5,175		Kansas City Southern			$872,971
180		Landstar System, Inc			19,935
92,953		Norfolk Southern Corp			19,353,744
9		Ryder System, Inc			430
179,530		Southwest Airlines Co			9,870,559
231,633		United Parcel Service, Inc (Class B)			23,978,648
		TOTAL TRANSPORTATION			97,036,552

UTILITIES - 3.6%
258,499		American Electric Power Co, Inc			26,940,766
126,378		Centerpoint Energy, Inc			3,346,489
180,018		Consolidated Edison, Inc			16,921,692
110,209		Dominion Energy Inc			9,450,422
19,802		DTE Energy Co			2,625,943
134,706		Eversource Energy			12,452,223
42,852		New Jersey Resources Corp			1,770,645
10,059		ONE Gas, Inc			950,575
290		Ormat Technologies, Inc			22,985
322		Pattern Energy Group, Inc			8,665
206,735		Public Service Enterprise Group, Inc			12,238,712
183,846		Sempra Energy			29,533,021
19,040		South Jersey Industries, Inc			586,432
518,609		Southern Co			36,510,074
30,558		UGI Corp			1,270,907
99,313		WEC Energy Group, Inc			9,920,376
180,121		Xcel Energy, Inc			12,462,572
		TOTAL UTILITIES			177,012,499

		TOTAL COMMON STOCKS			4,940,338,951
		(Cost $3,521,207,952)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
21,053	†	Media General, Inc			0
		TOTAL MEDIA & ENTERTAINMENT			0

		TOTAL RIGHTS / WARRANTS			0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.7%
$16,170,000		Federal Home Loan Bank (FHLB)	1.500%	02/03/20	16,170,000
16,574,000		FHLB	1.511-1.531	02/14/20	16,566,151
		TOTAL GOVERNMENT AGENCY DEBT			32,736,151

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
10,562,361	c	State Street Navigator Securities Lending Government Money Market Portfolio			10,562,361
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			10,562,361
75

TIAA-CREF FUNDS - Social Choice Equity Fund

VALUE

TOTAL SHORT-TERM INVESTMENTS	$43,298,512
(Cost $43,295,903)
TOTAL INVESTMENTS - 100.1%	4,983,637,463
(Cost $3,564,503,855)
OTHER ASSETS & LIABILITIES, NET - (0.1)%	(2,695,587)
NET ASSETS - 100.0%	$4,980,941,876

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $16,543,517.

Futures contracts outstanding as of January 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	213	03/20/20	$34,970,915	$34,335,600	$(635,315)
76

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUTOMOBILES & COMPONENTS - 0.8%
9,610	*	American Axle & Manufacturing Holdings, Inc	$88,796
2,178		Aptiv plc	184,673
1,439	*	Cooper-Standard Holding, Inc	38,162
2,971	*	Tesla, Inc	1,932,844
		TOTAL AUTOMOBILES & COMPONENTS	2,244,475

BANKS - 4.9%
1,105		Amalgamated Bank	19,050
944		Arrow Financial Corp	33,097
1,224		Bridge Bancorp, Inc	37,148
339		Camden National Corp	16,021
34,683		Citigroup, Inc	2,580,762
20,677		Citizens Financial Group, Inc	770,839
3,253		Comerica, Inc	198,953
950		Community Trust Bancorp, Inc	41,562
497	*	Customers Bancorp, Inc	10,626
944	*	Equity Bancshares, Inc	25,356
129		Federal Agricultural Mortgage Corp (Class C)	9,843
17,193		Fifth Third Bancorp	489,141
119		First Commonwealth Financial Corp	1,609
1,527		First Defiance Financial Corp	44,879
909		First Financial Corp	37,933
1,038		First Mid-Illinois Bancshares, Inc	33,994
997		First of Long Island Corp	21,994
1,760		First Republic Bank	195,149
2,418		Hanmi Financial Corp	40,671
414	*	HomeStreet, Inc	13,294
1,285		HomeTrust Bancshares, Inc	34,078
16,834		Huntington Bancshares, Inc	228,437
14,226		Keycorp	266,168
262		Live Oak Bancshares, Inc	4,580
7,936		M&T Bank Corp	1,337,375
940		MGIC Investment Corp	12,963
2,863		New York Community Bancorp, Inc	31,665
1,534		OFG Bancorp	30,235
1,738		Opus Bank	46,292
11,562		PNC Financial Services Group, Inc	1,717,535
22,455		Regions Financial Corp	349,624
2,387	*	SVB Financial Group	573,668
2,221	*	The Bancorp, Inc	26,274
356	*	Tristate Capital Holdings, Inc	8,184
34,346		Truist Financial Corp	1,771,223
35,610		US Bancorp	1,895,164
953		WesBanco, Inc	31,563
1,616		Zions Bancorporation	73,512
		TOTAL BANKS	13,060,461
77

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 7.4%
11,879		3M Co	$1,884,722
2,447	*	Aegion Corp	51,142
2,577		Aircastle Ltd	82,696
1,188		Argan, Inc	50,027
1,858	*	Astronics Corp	46,822
3,287	*	Axon Enterprise, Inc	252,474
3,124		Briggs & Stratton Corp	11,465
430		Carlisle Cos, Inc	67,179
13,734		Caterpillar, Inc	1,803,961
1,682	*	Chart Industries, Inc	107,614
552		Comfort Systems USA, Inc	25,613
1,460		Cubic Corp	95,323
945		Cummins, Inc	151,172
3,689		Curtiss-Wright Corp	536,491
6,245		Deere & Co	990,332
653		Dover Corp	74,344
15,962		Eaton Corp	1,507,930
271		EMCOR Group, Inc	22,268
9,048		Fastenal Co	315,594
18,048		Fortive Corp	1,352,337
2,190		Granite Construction, Inc	59,415
3,553		HEICO Corp	434,994
6,802		HEICO Corp (Class A)	654,012
1,522	*	Herc Holdings, Inc	61,063
3,979		Hexcel Corp	295,321
9,060		Illinois Tool Works, Inc	1,585,319
2,387		Ingersoll-Rand plc	318,020
22,802		Johnson Controls International plc	899,539
1,091	*	Lydall, Inc	22,300
4,729	*	Mercury Systems, Inc	362,951
984		Moog, Inc (Class A)	88,176
1,007	*	MYR Group, Inc	28,921
3,920		Owens Corning, Inc	237,121
2,762		PACCAR, Inc	204,968
3,982		Parker-Hannifin Corp	779,238
3,941	*,e	Plug Power, Inc	15,232
5,962		Quanta Services, Inc	233,412
1,675		Raven Industries, Inc	52,528
1,214		Rockwell Automation, Inc	232,675
1,923		Roper Technologies Inc	733,932
9,177		Spirit Aerosystems Holdings, Inc (Class A)	599,442
1,574		Stanley Black & Decker, Inc	250,785
1,022	*	Titan Machinery, Inc	12,479
2,428		TransDigm Group, Inc	1,561,884
1,593	*	United Rentals, Inc	216,154
883		Valmont Industries, Inc	125,439
537		W.W. Grainger, Inc	162,534
21	*	WESCO International, Inc	1,017
777		Woodward Inc	90,373
1,778		Xylem, Inc	145,191
		TOTAL CAPITAL GOODS	19,893,941
78

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
3,382	*	Copart, Inc	$343,138
1,243		Heidrick & Struggles International, Inc	35,326
526	*	Huron Consulting Group, Inc	34,090
278		ICF International, Inc	24,350
12,382	*	IHS Markit Ltd	976,445
162		Insperity, Inc	14,154
7		Kforce, Inc	259
876		Kimball International, Inc (Class B)	16,451
1,129	*	Mistras Group, Inc	12,498
14,385		Pitney Bowes, Inc	53,800
728		Resources Connection, Inc	11,084
1,685		RR Donnelley & Sons Co	4,044
418	*	SP Plus Corp	17,477
1,049	*,e	Team, Inc	14,266
5,558		TransUnion	509,669
40	*	TrueBlue, Inc	876
486		Viad Corp	31,590
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,099,517

CONSUMER DURABLES & APPAREL - 1.2%
733	*	Century Communities, Inc	21,748
1,937		Ethan Allen Interiors, Inc	31,283
702	*	Garmin Ltd	68,059
1,554	*	Green Brick Partners, Inc	18,011
408		Hamilton Beach Brands Holding Co	6,446
5		Hasbro, Inc	509
927		Hooker Furniture Corp	22,841
670	*,e	Mattel, Inc	9,802
3,349		Newell Brands Inc	65,406
21,517		Nike, Inc (Class B)	2,072,087
118	*	NVR, Inc	450,403
3,976	*	TRI Pointe Homes, Inc	64,650
370	*	Unifi, Inc	7,962
4,203		VF Corp	348,723
		TOTAL CONSUMER DURABLES & APPAREL	3,187,930

CONSUMER SERVICES - 2.2%
897	*	American Public Education, Inc	21,376
3,793		BBX Capital Corp	14,717
595	*	Bright Horizons Family Solutions	97,419
1,115		Carriage Services, Inc	26,392
644	*	Chipotle Mexican Grill, Inc (Class A)	558,193
3,080		Darden Restaurants, Inc	358,604
1,397	*	El Pollo Loco Holdings, Inc	19,251
128	*	frontdoor, Inc	5,450
11,967		Hilton Worldwide Holdings, Inc	1,290,043
6,671	*	Houghton Mifflin Harcourt Co	36,824
465		Marriott Vacations Worldwide Corp	55,912
823	*	Red Robin Gourmet Burgers, Inc	27,052
1,841	*	Regis Corp	28,572
8,239		Royal Caribbean Cruises Ltd	964,622
1,399		Service Corp International	67,082
79

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,636	*	ServiceMaster Global Holdings, Inc	$58,978
26		Six Flags Entertainment Corp	991
24,123		Starbucks Corp	2,046,354
555		Vail Resorts, Inc	130,153
191	*	WW International Inc	6,299
		TOTAL CONSUMER SERVICES	5,814,284

DIVERSIFIED FINANCIALS - 6.0%
15,225		American Express Co	1,977,271
29,913		Bank of New York Mellon Corp	1,339,504
3,430		BlackRock, Inc	1,808,810
7,607		Capstead Mortgage Corp	62,530
30,251		Charles Schwab Corp	1,377,933
7,635		CME Group, Inc	1,657,635
10,839		Discover Financial Services	814,334
805	*	Donnelley Financial Solutions, Inc	7,293
2,554		Franklin Resources, Inc	64,616
17,638		IntercontinentalExchange Group, Inc	1,759,214
1,149		Moody’s Corp	295,052
32,968		Morgan Stanley	1,722,908
544	*,†	NewStar Financial, Inc	131
1,455		Northern Trust Corp	142,314
1,767	*	On Deck Capital, Inc	7,209
5,886		S&P Global, Inc	1,728,895
12,974		State Street Corp	981,224
1,591		T Rowe Price Group, Inc	212,446
		TOTAL DIVERSIFIED FINANCIALS	15,959,319

ENERGY - 3.1%
22,577	e	Antero Midstream Corp	113,788
6,885	*	Apergy Corp	178,046
10,278		Archrock, Inc	85,821
59,329		Baker Hughes a GE Co	1,285,066
4,224		Cactus, Inc	121,736
19,365	*	Cheniere Energy, Inc	1,147,183
7,929	*	Clean Energy Fuels Corp	18,237
6,217		Delek US Holdings, Inc	170,719
659		DMC Global, Inc	27,566
2,887	*	Dril-Quip, Inc	118,078
15,457		Equitrans Midstream Corp	149,469
2,053	*	Exterran Corp	11,086
8,171	*	Frank’s International NV	28,599
2,431		Green Plains Inc	30,315
11,451	*	Helix Energy Solutions Group, Inc	95,501
4,590		Liberty Oilfield Services, Inc	38,923
1,677	*	Matrix Service Co	33,741
34,403		National Oilwell Varco, Inc	709,046
6,800	*	Newpark Resources, Inc	34,000
11,715	*	NexTier Oilfield Solutions, Inc	60,332
8,887	*	Oceaneering International, Inc	110,288
4,548	*	Oil States International, Inc	49,027
20,580		ONEOK, Inc	1,540,825
9,139		PBF Energy, Inc	249,495
2,174	*	Renewable Energy Group, Inc	57,133
80

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

3,532	e	RPC, Inc	$16,000
4,726	*	Select Energy Services, Inc	32,893
2,682		Solaris Oilfield Infrastructure, Inc	30,923
3,007	*	Tidewater, Inc	45,646
5,974		US Silica Holdings, Inc	30,706
18,341		Valero Energy Corp	1,546,330
4,898		World Fuel Services Corp	191,610
		TOTAL ENERGY	8,358,128

FOOD & STAPLES RETAILING - 0.6%
2,819		Casey’s General Stores, Inc	453,464
1,926	*	Chefs’ Warehouse Holdings, Inc	70,106
1,792		Pricesmart, Inc	109,778
2,228		SpartanNash Co	27,137
10,331	*	Sprouts Farmers Market, Inc	161,474
4,054	*	United Natural Foods, Inc	29,189
19,456	*	US Foods Holding Corp	781,548
589		Weis Markets, Inc	21,610
		TOTAL FOOD & STAPLES RETAILING	1,654,306

FOOD, BEVERAGE & TOBACCO - 3.6%
1,748	*,e	Beyond Meat, Inc	193,014
3,229		Bunge Ltd	169,296
54,246		Coca-Cola Co	3,167,967
1,258	*	Darling International, Inc	34,130
647	*	Farmer Bros Co	7,751
1,236		Fresh Del Monte Produce, Inc	38,786
309	*	Freshpet, Inc	19,430
18,663		General Mills, Inc	974,582
87	*	Hain Celestial Group, Inc	2,106
20,551		Hormel Foods Corp	971,240
6,455		Kellogg Co	440,296
4,436		McCormick & Co, Inc	724,709
20,818		PepsiCo, Inc	2,956,572
		TOTAL FOOD, BEVERAGE & TOBACCO	9,699,879

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
1,099	*	Abiomed, Inc	204,733
126	*	Acadia Healthcare Co, Inc	4,048
3,289	*	Align Technology, Inc	845,602
2,208	*	Allscripts Healthcare Solutions, Inc	18,945
43	*	AMN Healthcare Services, Inc	2,897
2,779	*	Angiodynamics, Inc	38,267
9,859	*	Antares Pharma, Inc	36,183
731	*	BioTelemetry, Inc	35,761
2,394	*	Brookdale Senior Living, Inc	15,777
3,486		Cardinal Health, Inc	178,518
14,569		Cerner Corp	1,046,491
10,266	*	Cerus Corp	41,167
3,760		Cigna Corp	723,349
711		Computer Programs & Systems, Inc	18,486
2,118		Cooper Cos, Inc	734,713
7,927	*	Covetrus, Inc	97,502
2,248	*	Cross Country Healthcare, Inc	22,255
81

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

27,068		CVS Health Corp	$1,835,752
6,537		Dentsply Sirona, Inc	366,072
3,935	*	Diplomat Pharmacy, Inc	15,661
6,872	*	Edwards Lifesciences Corp	1,510,878
295		Encompass Health Corp	22,724
3,285	*	GenMark Diagnostics, Inc	17,706
4,734		HCA Healthcare, Inc	657,079
737	*	Henry Schein, Inc	50,809
523	*	Heska Corp	52,399
5,206	*	Hologic, Inc	278,625
2,218		Humana, Inc	745,780
1,893	*	IDEXX Laboratories, Inc	513,022
90	*	Integer Holding Corp	7,686
900	*	Laboratory Corp of America Holdings	157,860
1,072		LeMaitre Vascular, Inc	38,576
62	*	LivaNova plc	4,214
3,174		Meridian Bioscience, Inc	31,232
2,606	*	Merit Medical Systems, Inc	94,911
2,340	*	NextGen Healthcare, Inc	32,432
479	*	Omnicell, Inc	38,933
4,963	*	OraSure Technologies, Inc	34,989
1,385	*	Orthofix Medical Inc	59,915
69	*	Penumbra, Inc	12,107
638		Quest Diagnostics, Inc	70,608
30	*	Quidel Corp	2,304
586	*	RadNet, Inc	13,226
4,766		Resmed, Inc	757,651
2,949	*	Staar Surgical Co	99,204
315	*	Surgery Partners, Inc	5,314
368	*	Tactile Systems Technology, Inc	20,678
1,379	*	Tandem Diabetes Care, Inc	104,859
3,849	*,e	Teladoc, Inc	391,482
272	*	Tivity Health, Inc	5,887
577	*	Triple-S Management Corp (Class B)	10,167
12,321		UnitedHealth Group, Inc	3,356,856
2,785	*	Varian Medical Systems, Inc	391,487
1,334	*	Vocera Communications, Inc	29,388
554		West Pharmaceutical Services, Inc	86,396
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	15,989,563

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
25,103		Colgate-Palmolive Co	1,852,099
3,434		Estee Lauder Cos (Class A)	670,180
1,875		Kimberly-Clark Corp	268,575
30,528		Procter & Gamble Co	3,804,399
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,595,253

INSURANCE - 3.9%
4,323		Aflac, Inc	222,937
5,460		Allstate Corp	647,228
27,019		American International Group, Inc	1,357,975
1,963		Aon plc	432,351
12,150		Chubb Ltd	1,846,679
22,655		Loews Corp	1,165,600
82

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

15,121		Marsh & McLennan Cos, Inc	$1,691,435
737		Principal Financial Group	39,024
7,474		Progressive Corp	603,077
16,748		Prudential Financial, Inc	1,525,073
6,789		Travelers Cos, Inc	893,568
300		Willis Towers Watson plc	63,387
		TOTAL INSURANCE	10,488,334

MATERIALS - 2.6%
13,913		Ball Corp	1,004,240
1,024	*	Clearwater Paper Corp	28,877
10,273	*	Coeur Mining, Inc	61,946
4,534		Commercial Metals Co	93,174
81		Compass Minerals International, Inc	4,689
8,776		Ecolab, Inc	1,721,061
3,863		H.B. Fuller Co	178,509
984		Innospec, Inc	99,118
3,155	e	International Flavors & Fragrances, Inc	413,652
1,964	*	Kraton Corp	32,308
1,645		Minerals Technologies, Inc	89,044
30,366		Mosaic Co	602,462
898		Myers Industries, Inc	14,530
20,905		Newmont Goldcorp Corp	941,979
2,447		PPG Industries, Inc	293,249
2,796		Reliance Steel & Aluminum Co	320,981
644	*	Ryerson Holding Corp	6,601
1,689		Schnitzer Steel Industries, Inc (Class A)	27,159
3,407		Scotts Miracle-Gro Co (Class A)	418,175
309		Stepan Co	30,483
3,268		Trinseo S.A.	93,857
1,227	*	US Concrete, Inc	43,669
14,443		Valvoline, Inc	304,458
		TOTAL MATERIALS	6,824,221

MEDIA & ENTERTAINMENT - 7.0%
10,235		Activision Blizzard, Inc	598,543
2,949	*	Alphabet, Inc (Class A)	4,225,268
2,951	*	Alphabet, Inc (Class C)	4,232,413
336		Cable One, Inc	572,554
8,099		Cinemark Holdings, Inc	255,200
506	*	Clear Channel	1,381
66,276		Comcast Corp (Class A)	2,862,460
11,781	*,e	Discovery, Inc (Class A)	344,712
17,717	*	Discovery, Inc (Class C)	492,001
6,118	*	Electronic Arts, Inc	660,255
3,245	*	Gray Television, Inc	65,809
768	*	Hemisphere Media Group, Inc	10,322
3,943	*	Imax Corp	65,217
3,400		John Wiley & Sons, Inc (Class A)	148,308
8,424	*	Liberty Broadband Corp (Class C)	1,119,802
980	*	Loral Space & Communications, Inc	31,527
1,686		Marcus Corp	49,147
5,885		National CineMedia, Inc	43,431
6,405		New York Times Co (Class A)	205,024
83

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

14,535		Omnicom Group, Inc	$1,094,631
5,684	*	Quotient Technology, Inc	57,238
2,171		Scholastic Corp	71,534
2,746		Sinclair Broadcast Group, Inc (Class A)	82,160
5,449		TEGNA, Inc	92,088
4,484		TripAdvisor, Inc	122,503
36,524	*	Twitter, Inc	1,186,300
1,748	e	World Wrestling Entertainment, Inc (Class A)	85,442
		TOTAL MEDIA & ENTERTAINMENT	18,775,270

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
23,265		AbbVie, Inc	1,884,930
1,971	*,e	Aerie Pharmaceuticals, Inc	40,366
1,340		Agilent Technologies, Inc	110,630
2,421	*	Agios Pharmaceuticals, Inc	117,975
4,711	*	Akorn, Inc	7,208
10,678		Amgen, Inc	2,306,982
1,705	*	Assembly Biosciences, Inc	29,940
1,627	*	Atara Biotherapeutics, Inc	21,525
2,351	*	Biogen, Inc	632,066
1,272	*	BioMarin Pharmaceutical, Inc	106,212
4,066	*	Bluebird Bio, Inc	324,020
38,745		Bristol-Myers Squibb Co	2,438,998
1,765	*	Collegium Pharmaceutical, Inc	35,503
4,650	*	Cymabay Therapeutics, Inc	7,161
16,541		Eli Lilly & Co	2,309,785
2,615	*,e	Flexion Therapeutics, Inc	45,815
30,320		Gilead Sciences, Inc	1,916,224
4,157	*	Insmed, Inc	85,385
1,134	*	Intersect ENT, Inc	29,303
2,588	*	Intra-Cellular Therapies, Inc	58,722
1,219	*	Iovance Biotherapeutics, Inc	26,501
1,077	*	IQVIA Holdings, Inc	167,204
746	*	Jazz Pharmaceuticals plc	106,939
2,839	*	Karyopharm Therapeutics, Inc	45,850
3,663	*	MacroGenics, Inc	33,883
35,908		Merck & Co, Inc	3,067,980
22,300	*,e	Opko Health, Inc	32,335
1,130	*,e	Optinose, Inc	8,848
752		Perrigo Co plc	42,894
5,559	*	Progenics Pharmaceuticals, Inc	24,793
2,785	*	Prothena Corp plc	33,893
890	*	Radius Health, Inc	15,628
417	*	Reata Pharmaceuticals, Inc	91,235
2,210	*	Revance Therapeutics, Inc	49,438
846	*	Sage Therapeutics, Inc	56,073
5,363	*	Sangamo Therapeutics Inc	39,311
15,249	*,e	TherapeuticsMD, Inc	34,310
2,064	*	Theravance Biopharma, Inc	57,544
2,551	*	Ultragenyx Pharmaceutical, Inc	134,055
4,463	*	Vertex Pharmaceuticals, Inc	1,013,324
183	*	Waters Corp	40,954
11,842		Zoetis, Inc	1,589,315
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	19,221,057
84

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 4.0%
2,875		Alexandria Real Estate Equities, Inc	$469,200
164	*,e	Altisource Portfolio Solutions S.A.	3,050
349		American Campus Communities, Inc	16,009
8,297		American Tower Corp	1,922,747
4,095		Boston Properties, Inc	587,018
2,532		Brixmor Property Group, Inc	50,539
2,839		CatchMark Timber Trust, Inc	29,128
1,428	*	CBRE Group, Inc	87,179
3,517		Chatham Lodging Trust	57,503
5,463		Columbia Property Trust, Inc	115,269
2,328		CorePoint Lodging, Inc	21,301
37		CyrusOne, Inc	2,251
5,458		Diversified Healthcare Trust	42,136
1,520		Duke Realty Corp	55,191
2,507		Equinix, Inc	1,478,453
514		Federal Realty Investment Trust	64,260
3,115		Franklin Street Properties Corp	23,674
4,263		Healthpeak Properties Inc	153,425
35,593		Host Hotels and Resorts, Inc	581,590
459	*	Howard Hughes Corp	55,851
973		Hudson Pacific Properties	35,359
6,811		Iron Mountain, Inc	215,296
4,196		iStar Inc	61,094
2,460		Kimco Realty Corp	46,863
12,739		Macerich Co	284,207
1,859		Office Properties Income Trust	63,262
9,451		Paramount Group, Inc	132,881
6,509		Park Hotels & Resorts, Inc	142,808
18,859		Prologis, Inc	1,751,624
6,773	e	Realogy Holdings Corp	71,726
2,159	*	Redfin Corp	52,529
1,297		Regency Centers Corp	80,466
2,038		SBA Communications Corp	508,603
1,117		UDR, Inc	53,516
3,285		Ventas, Inc	190,070
7,646	e	Washington Prime Group, Inc	23,014
12,906		Welltower, Inc	1,095,848
		TOTAL REAL ESTATE	10,624,940

RETAILING - 7.1%
4,034	*	Amazon.com, Inc	8,103,177
712		Best Buy Co, Inc	60,299
10,114	*	BJ’s Wholesale Club Holdings, Inc	207,539
821	*	Booking Holdings, Inc	1,502,882
523	*	CarMax, Inc	50,752
22,231		eBay, Inc	746,072
4,270		Expedia Group Inc	463,082
3,292		Gap, Inc	57,314
850		Genuine Parts Co	79,535
1,452		Haverty Furniture Cos, Inc	29,229
703	*	Hibbett Sports, Inc	17,420
14,774		Home Depot, Inc	3,369,949
85

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

519	*	Lands’ End, Inc	$6,046
11	*	LKQ Corp	360
10,901		Lowe’s Companies, Inc	1,267,132
1,466		Macy’s, Inc	23,383
1,747	*	MarineMax, Inc	34,818
2,420		Signet Jewelers Ltd	58,830
13,514		Target Corp	1,496,540
420		Tiffany & Co	56,288
17,707		TJX Companies, Inc	1,045,421
161		Tractor Supply Co	14,965
518	*	Ulta Beauty, Inc	138,777
616	*,e	Wayfair, Inc	57,719
104		Winmark Corp	20,693
309	*	Zumiez, Inc	9,632
		TOTAL RETAILING	18,917,854

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
19,160		Applied Materials, Inc	1,111,088
67		Brooks Automation, Inc	2,551
3,083	*	Cree, Inc	143,329
842	*	First Solar, Inc	41,746
55,493		Intel Corp	3,547,667
1,158		Lam Research Corp	345,327
360		NVE Corp	26,410
10,102		NVIDIA Corp	2,388,416
1,079	*	Silicon Laboratories, Inc	106,077
17,844		Texas Instruments, Inc	2,152,879
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	9,865,490

SOFTWARE & SERVICES - 10.7%
11,369		Accenture plc	2,333,033
7,780	*	Adobe, Inc	2,731,869
4,391	*	Autodesk, Inc	864,368
4,526	*	Avaya Holdings Corp	57,797
845	*	Benefitfocus, Inc	15,632
1,156	*	ChannelAdvisor Corp	10,820
13,287	*	Conduent, Inc	56,868
2,302		CSG Systems International, Inc	114,686
1,365	*	Elastic NV	88,561
2,727	*	ExlService Holdings, Inc	199,371
16,666		International Business Machines Corp	2,395,404
6,712		Intuit, Inc	1,881,911
7,021	*	Limelight Networks, Inc	35,035
4,013		LogMeIn, Inc	344,998
70,640	d	Microsoft Corp	12,025,047
3,081	*	New Relic, Inc	203,377
6,289	*	Nutanix, Inc	204,204
1,335	*	OneSpan, Inc	22,188
2,084	*	Perficient, Inc	103,575
13,925	*	salesforce.com, Inc	2,538,667
3,393		Science Applications International Corp	297,804
639	*	Smartsheet, Inc	30,979
1,434	*	SPS Commerce, Inc	81,494
4,007	*	SVMK, Inc	70,723
86

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

3,121	*	Sykes Enterprises, Inc	$104,834
5,149	*	Teradata Corp	125,327
2,879		TiVo Corp	20,959
873		TTEC Holdings, Inc	34,676
1,971	*	Virtusa Corp	82,072
3,971		VMware, Inc (Class A)	587,946
3,836	*	WEX, Inc	832,105
		TOTAL SOFTWARE & SERVICES	28,496,330

TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
3,877		Adtran, Inc	35,087
512	*	Anixter International, Inc	49,971
40,928		Apple, Inc	12,667,625
4,261	*	Arlo Technologies, Inc	18,194
1,244		AVX Corp	25,216
246		Badger Meter, Inc	14,529
2,113		Benchmark Electronics, Inc	65,038
2,385	*	CalAmp Corp	22,944
62,341		Cisco Systems, Inc	2,865,816
1,242		CTS Corp	36,403
2,923		Daktronics, Inc	17,246
2,290		Dolby Laboratories, Inc (Class A)	158,789
214	*	Fabrinet	13,491
594	*	FARO Technologies, Inc	30,686
77,423		Hewlett Packard Enterprise Co	1,078,502
32,284		HP, Inc	688,295
565	*	Insight Enterprises, Inc	37,217
681	*	Keysight Technologies, Inc	63,326
1,980	*	Kimball Electronics, Inc	32,036
172	*	Lumentum Holdings, Inc	13,032
600		Methode Electronics, Inc	19,650
737		Motorola Solutions, Inc	130,449
720		National Instruments Corp	32,134
461	*	Novanta, Inc	41,826
147	*	OSI Systems, Inc	12,721
644	*	Ribbon Communications, Inc	1,816
393		Synnex Corp	54,140
1,602	*	TTM Technologies, Inc	23,053
48		Vishay Intertechnology, Inc	974
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	18,250,206

TELECOMMUNICATION SERVICES - 1.6%
54,669		CenturyLink, Inc	746,779
1,009		Cogent Communications Group, Inc	71,569
2,574	*,e	Gogo, Inc	13,539
5,491	*	Iridium Communications, Inc	140,295
6,004	*	ORBCOMM, Inc	21,554
55,583		Verizon Communications, Inc	3,303,853
		TOTAL TELECOMMUNICATION SERVICES	4,297,589

TRANSPORTATION - 1.8%
286		Amerco, Inc	106,183
1,958		ArcBest Corp	43,683
23,068		CSX Corp	1,761,011
87

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

4,483		Kansas City Southern	$756,237
3,445		Macquarie Infrastructure Co LLC	151,959
328		Old Dominion Freight Line	64,364
2,512		Ryder System, Inc	119,873
16,854		United Parcel Service, Inc (Class B)	1,744,726
		TOTAL TRANSPORTATION	4,748,036

UTILITIES - 3.0%
9,528		American Water Works Co, Inc	1,297,714
2,207		Clearway Energy, Inc (Class A)	45,663
16,692		Consolidated Edison, Inc	1,569,048
17,594		Eversource Energy	1,626,389
4,155		New Jersey Resources Corp	171,685
2,089		ONE Gas, Inc	197,410
1,853		Ormat Technologies, Inc	146,869
6,169		Pattern Energy Group, Inc	166,008
10,682		Sempra Energy	1,715,956
4,383		Southwest Gas Holdings Inc	330,960
5,213		TerraForm Power, Inc	94,303
15,915		UGI Corp	661,905
		TOTAL UTILITIES	8,023,910

		TOTAL COMMON STOCKS	263,090,293
		(Cost $219,273,845)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
1,550	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 1.2%
$3,140,000		Federal Home Loan Bank (FHLB)	1.500%	02/03/20	3,140,000
		TOTAL GOVERNMENT AGENCY DEBT			3,140,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
1,052,651	c	State Street Navigator Securities Lending Government Money Market Portfolio			1,052,651
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			1,052,651

		TOTAL SHORT-TERM INVESTMENTS			4,192,651
		(Cost $4,192,390)
		TOTAL INVESTMENTS - 100.1%			267,282,944
		(Cost $223,466,235)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(333,661)
		NET ASSETS - 100.0%			$266,949,283
88

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,829,049.

Futures contracts outstanding as of January 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	19	03/20/20	$3,133,874	$3,062,800	$(71,074)
89

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 90.1%

BELGIUM - 0.8%
4,531,100	*,g	Budweiser Brewing Co APAC Ltd	$13,701,387
		TOTAL BELGIUM	13,701,387

BRAZIL - 12.8%
8,722,405		Arcos Dorados Holdings, Inc	66,900,846
1,909,100	*	B2W Companhia Global Do Varejo	31,739,579
1,676,350		Banco do Brasil S.A.	19,000,147
1,216,900		Banco Itau Holding Financeira S.A.	9,325,797
1,644,200		Cia Brasileira de Distribuicao Grupo Pao de Acucar	32,664,394
38,685	*,h	Lojas Americanas S.A. (ADR)	248,861
2,706,984		Lojas Americanas S.A. (Preference)	17,414,050
333,400	*	Pagseguro Digital Ltd	10,832,166
1,710,100		Petroleo Brasileiro S.A. (Preference)	11,360,469
1,047,900		Vale S.A.	12,300,456
		TOTAL BRAZIL	211,786,765

CHINA - 26.3%
598,554	*	Alibaba Group Holding Ltd (ADR)	123,655,271
169,500	*	Baidu, Inc (ADR)	20,943,420
14,415,558		Baoshan Iron & Steel Co Ltd	11,030,465
8,978,000	*,†	China Animal Healthcare Ltd	11,560
8,331,000		China Life Insurance Co Ltd	19,894,712
2,501,242		China Merchants Bank Co Ltd (Class A)	12,795,053
3,249,600		China Mobile Hong Kong Ltd	26,710,580
54,818,200	g	China Tower Corp Ltd	11,331,436
5,734,500		CITIC Securities Co Ltd	11,017,283
4,331,700		Geely Automobile Holdings Ltd	6,864,040
536,300	*	JD.com, Inc (ADR)	20,213,147
1,073,200		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	16,073,791
3,503,200		Ping An Insurance Group Co of China Ltd	39,613,663
1,885,140		Ping An Insurance Group Co of China Ltd (Class A)	21,609,693
1,736,576		Tencent Holdings Ltd	82,817,609
2,755,909		Tianqi Lithium Corp	11,932,721
		TOTAL CHINA	436,514,444

HONG KONG - 0.9%
621,536	*,†,e	China Metal Recycling Holdings Ltd	800
22,290	*,†	Mongolian Metals Corporation	0
1,953,500		Techtronic Industries Co	15,587,161
		TOTAL HONG KONG	15,587,961

HUNGARY - 0.7%
244,500		OTP Bank	11,325,719
		TOTAL HUNGARY	11,325,719
90

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

INDIA - 7.0%
9,493,800		Bharat Electronics Ltd	$12,047,436
14,385,900		Edelweiss Capital Ltd	19,115,140
2,440,500		Mundra Port and Special Economic Zone Ltd	12,602,907
2,489,500		Reliance Industries Ltd	49,103,955
4,963,100	*	Tata Motors Ltd	12,172,578
1,396,843		United Phosphorus Ltd	10,277,524
		TOTAL INDIA	115,319,540

INDONESIA - 2.3%
33,345,400		PT Astra International Tbk	15,393,481
21,893,700		PT Bank Mandiri Persero Tbk	11,971,372
7,131,100		PT United Tractors Tbk	9,964,969
		TOTAL INDONESIA	37,329,822

ITALY - 1.6%
7,069,471	e	Prada S.p.A	27,261,692
		TOTAL ITALY	27,261,692

KENYA - 0.6%
30,861,156		Safaricom plc	9,369,115
		TOTAL KENYA	9,369,115

KOREA, REPUBLIC OF - 9.2%
154,500		Hynix Semiconductor, Inc	11,755,339
66,700	*	LG Chem Ltd	18,598,597
92,039		Naver Corp	13,725,648
2,110,700		Samsung Electronics Co Ltd	97,795,040
7,039	*	Shinsegae Co Ltd	1,561,082
85,100		SK Energy Co Ltd	9,159,033
		TOTAL KOREA, REPUBLIC OF	152,594,739

MACAU - 2.8%
3,106,579		Galaxy Entertainment Group Ltd	20,331,265
1,599,100		Sands China Ltd	7,711,348
9,063,300		Wynn Macau Ltd	18,812,286
		TOTAL MACAU	46,854,899

MEXICO - 2.8%
3,498,500		Cemex SAB de C.V. (ADR)	14,133,940
912,400		Fresnillo plc	7,969,916
1,354,200		Grupo Financiero Banorte S.A. de C.V.	8,319,922
1,379,200		Grupo Televisa SAB (ADR)	15,336,704
		TOTAL MEXICO	45,760,482

PHILIPPINES - 0.5%
36,649,500	*	Alliance Global Group, Inc	7,774,077
		TOTAL PHILIPPINES	7,774,077

RUSSIA - 3.4%
1,670,100		Gazprom (ADR)	11,673,999
142,300		LUKOIL PJSC (ADR)	14,533,099
91

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

1,936,718		Sberbank of Russia (ADR)	$30,875,158
		TOTAL RUSSIA	57,082,256

SAUDI ARABIA - 1.3%
1,256,500		Al Rajhi Bank	22,178,819
		TOTAL SAUDI ARABIA	22,178,819

SOUTH AFRICA - 3.9%
1,330,400		Absa Group Ltd	12,106,903
700,200		Foschini Ltd	6,428,861
994,500		Mr Price Group Ltd	11,205,057
129,517		Naspers Ltd (N Shares)	21,007,205
415,000		Sasol Ltd	6,592,715
2,266,800		Truworths International Ltd	6,660,618
		TOTAL SOUTH AFRICA	64,001,359

TAIWAN - 10.3%
1,330,300		Globalwafers Co Ltd	17,159,721
9,451,000		Hon Hai Precision Industry Co, Ltd	25,697,325
104,700		Largan Precision Co Ltd	16,262,791
1,001,900		MediaTek, Inc	12,676,418
8,302,500		Taiwan Semiconductor Manufacturing Co Ltd	85,633,671
1,972,000		Walsin Technology Corp	13,463,016
		TOTAL TAIWAN	170,892,942

THAILAND - 2.2%
13,849,300		PTT PCL (ADR)	19,109,435
378,500	*	Sea Ltd (ADR)	17,123,340
		TOTAL THAILAND	36,232,775

TURKEY - 0.7%
618,600		Tupras Turkiye Petrol Rafine	11,621,696
		TOTAL TURKEY	11,621,696

		TOTAL COMMON STOCKS	1,493,190,489
		(Cost $1,337,183,113)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,†	Ayala Land, Inc	3,388
		TOTAL PHILIPPINES	3,388

		TOTAL PREFERRED STOCKS	3,388
		(Cost $4,057)

92

TIAA-CREF FUNDS - Emerging Markets Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 7.8%

GOVERNMENT AGENCY DEBT - 5.0%
$10,000,000		Federal Home Loan Bank (FHLB)	1.500%	02/03/20	$10,000,000
19,485,000		FHLB	1.511-1.521	02/14/20	19,475,772
11,685,000		FHLB	1.531	02/24/20	11,674,435
20,095,000		FHLB	1.527	03/04/20	20,068,876
22,840,000		FHLB	1.553	03/17/20	22,797,442
		TOTAL GOVERNMENT AGENCY DEBT			84,016,525

TREASURY DEBT - 2.7%
31,100,000		United States Treasury Bill	1.465	02/04/20	31,098,810
13,825,000		United States Treasury Bill	1.481	02/20/20	13,815,381
		TOTAL TREASURY DEBT			44,914,191

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
836,350	c	State Street Navigator Securities Lending Government Money Market Portfolio			836,350
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			836,350

		TOTAL SHORT-TERM INVESTMENTS			129,767,066
		(Cost $129,757,346)
		TOTAL INVESTMENTS - 97.9%			1,622,960,943
		(Cost $1,466,944,516)
		OTHER ASSETS & LIABILITIES, NET - 2.1%			34,444,357
		NET ASSETS - 100.0%			$1,657,405,300

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $95,573.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/20, the aggregate value of these securities is $25,032,823 or 1.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

93

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2020

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$415,581,268	25.1%
INFORMATION TECHNOLOGY	291,275,488	17.6
FINANCIALS	249,149,381	15.0
COMMUNICATION SERVICES	197,357,850	11.9
ENERGY	143,119,371	8.6
MATERIALS	86,244,418	5.2
CONSUMER STAPLES	62,439,572	3.8
INDUSTRIALS	48,011,581	2.9
HEALTH CARE	11,560	0.0
REAL ESTATE	3,388	0.0
SHORT-TERM INVESTMENTS	129,767,066	7.8
OTHER ASSETS & LIABILITIES, NET	34,444,357	2.1

NET ASSETS	$1,657,405,300	100.0%

94

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 94.9%

AUSTRALIA - 6.3%
2,475,578		BHP Billiton Ltd	$63,483,468
1,225,247		Commonwealth Bank of Australia	69,370,411
8,655,052		Fortescue Metals Group Ltd	64,115,107
909,437		Rio Tinto plc	48,631,426
1,783,597		Woolworths Ltd	49,537,327
		TOTAL AUSTRALIA	295,137,739

BRAZIL - 1.4%
2,011,400		Banco do Brasil S.A.	22,797,683
1,099,000		Cia Brasileira de Distribuicao Grupo Pao de Acucar	21,833,213
3,571,400		Lojas Americanas S.A. (Preference)	22,974,845
		TOTAL BRAZIL	67,605,741

CHINA - 1.8%
212,500	*	Alibaba Group Holding Ltd (ADR)	43,900,375
10,343,500		CITIC Securities Co Ltd	19,872,224
462,340		Tencent Holdings Ltd	22,049,074
		TOTAL CHINA	85,821,673

DENMARK - 4.9%
620,319		DSV AS	67,347,258
1,478,764		Novo Nordisk AS	90,014,807
637,584	g	Orsted AS	69,542,389
		TOTAL DENMARK	226,904,454

FRANCE - 14.3%
669,339		Airbus SE	98,301,754
1,587,629		BNP Paribas S.A.	84,251,537
1,376,570		Compagnie de Saint-Gobain	51,935,714
5,016,332		Credit Agricole S.A.	67,771,345
352,350		Dassault Systemes S.A.	60,996,634
390,845		Essilor International S.A.	57,867,923
98,139		Kering	59,964,945
141,685		Nexity	6,840,284
867,179		Schneider Electric S.A.	86,480,702
470,659		Total S.A.	22,916,714
637,966		Vinci S.A.	70,679,645
		TOTAL FRANCE	668,007,197

GERMANY - 8.5%
136,102		Adidas-Salomon AG.	43,023,752
1,088,131		BASF SE	73,445,212
714,326		Bayer AG.	57,328,581
300,143		Bayerische Motoren Werke AG.	21,379,619
95

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

3,429,899		Infineon Technologies AG.	$73,684,322
317,522		SAP AG.	41,351,248
714,126	*	Siemens AG.	88,078,942
		TOTAL GERMANY	398,291,676

HONG KONG - 1.7%
2,355,030		Hong Kong Exchanges and Clearing Ltd	77,380,233
35		Melco Crown Entertainment Ltd (ADR)	706
		TOTAL HONG KONG	77,380,939

IRELAND - 1.5%
1,852,664		CRH plc	69,561,615
		TOTAL IRELAND	69,561,615

ITALY - 3.0%
1,251,242		Moncler S.p.A	53,856,320
6,612,267		UniCredit S.p.A.	88,322,036
		TOTAL ITALY	142,178,356

JAPAN - 22.3%
1,239,500		Daiichi Sankyo Co Ltd	83,761,808
434,716		Daikin Industries Ltd	61,254,677
2,329,979	*	Hitachi Ltd	88,743,050
1,004,300		Kao Corp	80,100,098
2,881,400		Mitsui Fudosan Co Ltd	76,315,322
324,530		Nintendo Co Ltd	119,380,180
4,234,900		ORIX Corp	71,537,886
2,290,200		Recruit Holdings Co Ltd	89,263,463
247,466		Rohm Co Ltd	17,801,578
2,126,659		Sony Corp	148,710,542
2,767,000		Sumitomo Mitsui Financial Group, Inc	97,286,019
1,581,889		Toyota Motor Corp	109,985,039
		TOTAL JAPAN	1,044,139,662

KOREA, REPUBLIC OF - 0.5%
455,206		Samsung Electronics Co Ltd	21,091,055
		TOTAL KOREA, REPUBLIC OF	21,091,055

NETHERLANDS - 5.5%
311,485		ASML Holding NV	87,414,221
9,332,958		ING Groep NV	101,329,842
2,584,820		Royal Dutch Shell plc (A Shares)	67,878,298
		TOTAL NETHERLANDS	256,622,361

NORWAY - 1.3%
3,251,997		Equinor ASA	58,690,654
		TOTAL NORWAY	58,690,654

RUSSIA - 1.0%
1,414,117		Sberbank of Russia (ADR)	22,543,853
539,300	*	Yandex NV	24,166,033
		TOTAL RUSSIA	46,709,886
96

TIAA-CREF FUNDS - International Equity Fund

SHARES	COMPANY			VALUE

SWITZERLAND - 8.8%
5,989,711	Credit Suisse Group			$75,739,579
191,481	Lonza Group AG.			78,639,287
931,855	Nestle S.A.			102,776,711
464,719	Roche Holding AG.			155,898,516
	TOTAL SWITZERLAND			413,054,093

TAIWAN - 0.5%
405,004	Taiwan Semiconductor Manufacturing Co Ltd (ADR)			21,845,916
	TOTAL TAIWAN			21,845,916

UNITED KINGDOM - 11.6%
1,114,233	AstraZeneca plc			109,002,679
539,250	BP plc (ADR)			19,483,102
1,840,952	British American Tobacco plc			81,176,605
408,806	Linde plc (Xetra)			83,264,800
110,107,412	Lloyds TSB Group plc			82,198,929
734,946	Reckitt Benckiser Group plc			60,833,908
25,723,905	Tesco plc			83,667,461
1,112,654	Travis Perkins plc			22,728,130
	TOTAL UNITED KINGDOM			542,355,614

	TOTAL COMMON STOCKS			4,435,398,631
	(Cost $4,258,715,783)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.7%

GOVERNMENT AGENCY DEBT - 0.4%
$19,175,000	Federal Home Loan Bank (FHLB)	1.550%	02/03/20	19,175,000
	TOTAL GOVERNMENT AGENCY DEBT			19,175,000

TREASURY DEBT - 2.3%
85,470,000	United States Treasury Bill	1.465	02/06/20	85,459,583
23,000,000	United States Treasury Bill	1.507	03/10/20	22,965,151
	TOTAL TREASURY DEBT			108,424,734

	TOTAL SHORT-TERM INVESTMENTS			127,599,734
	(Cost $127,589,420)
	TOTAL INVESTMENTS - 97.6%			4,562,998,365
	(Cost $4,386,305,203)
	OTHER ASSETS & LIABILITIES, NET - 2.4%			113,705,163
	NET ASSETS - 100.0%			$4,676,703,528

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/20, the aggregate value of these securities is $69,542,389 or 1.5% of net assets.
97

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2020

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$880,401,577	18.8%
INDUSTRIALS	636,070,285	13.6
HEALTH CARE	574,645,679	12.3
CONSUMER DISCRETIONARY	561,664,065	12.0
CONSUMER STAPLES	479,925,323	10.3
INFORMATION TECHNOLOGY	412,928,023	8.8
MATERIALS	402,501,629	8.6
ENERGY	168,968,768	3.6
COMMUNICATION SERVICES	165,595,287	3.6
REAL ESTATE	83,155,606	1.8
UTILITIES	69,542,389	1.5
SHORT-TERM INVESTMENTS	127,599,734	2.7
OTHER ASSETS & LIABILITIES, NET	113,705,163	2.4

NET ASSETS	$4,676,703,528	100.0%
98

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 94.3%

AUSTRALIA - 3.7%
955,496	*	Afterpay Touch Group Ltd	$23,860,585
934,508		BHP Billiton Ltd	23,964,427
1,453,300		IDP Education Ltd	16,918,472
864,138	*	Zip Co Ltd	2,265,018
		TOTAL AUSTRALIA	67,008,502

BRAZIL - 7.9%
302,369	*	Arco Platform Ltd	15,686,904
1,359,300		Banco Inter SA	14,965,440
1,717,800		Localiza Rent A Car	21,511,608
2,114,100		Magazine Luiza S.A.	27,545,599
586,557	*	Pagseguro Digital Ltd	19,057,237
547,900	*,e	StoneCo Ltd	23,800,776
484,800	*	XP, Inc	19,459,872
		TOTAL BRAZIL	142,027,436

CANADA - 9.3%
968,932		Alimentation Couche Tard, Inc	32,383,151
290,300	e	Bank of Montreal	22,139,927
1,009,191		Cenovus Energy, Inc	8,784,858
861,495		Dollarama, Inc	29,352,282
528,300	*,e	Lightspeed POS, Inc	17,165,558
55,700	*	Shopify, Inc (Class A)	25,940,442
382,104	*,g	Spin Master Corp	9,141,161
738,821		Suncor Energy, Inc	22,582,219
		TOTAL CANADA	167,489,598

CHINA - 7.0%
1,639,023		Anhui Kouzi Distillery Co Ltd	11,829,445
14,247,400	*,†	China Animal Healthcare Ltd	18,344
368,900	*	GDS Holdings Ltd (ADR)	19,075,819
14,818,908		Haitong Securities Co Ltd	14,320,588
156,000		Silergy Corp	5,616,978
1,204,600		Sunny Optical Technology Group Co Ltd	19,141,581
646,400		Tencent Holdings Ltd	30,826,928
6,420,434	g	Topsports International Holdings Ltd	7,881,903
436,400		Yum China Holdings, Inc	18,795,748
		TOTAL CHINA	127,507,334

DENMARK - 2.2%
510,300		Novo Nordisk AS	31,062,803
272,500		Tryg A.S.	8,256,710
		TOTAL DENMARK	39,319,513
99

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

FRANCE - 4.8%
171,602		Essilor International S.A.	$25,407,134
83,512		L’Oreal S.A.	23,228,500
154,139		Teleperformance	38,673,099
		TOTAL FRANCE	87,308,733

GERMANY - 5.2%
309,000		Bayer AG.	24,798,946
81,100		Bechtle AG.	11,701,793
161,482		Beiersdorf AG.	18,338,973
134,400		Deutsche Boerse AG.	21,816,274
759,700	*	HelloFresh SE	18,114,716
		TOTAL GERMANY	94,770,702

HONG KONG - 1.5%
2,685,000		AIA Group Ltd	26,605,519
		TOTAL HONG KONG	26,605,519

INDONESIA - 1.2%
68,313,000		Bank Rakyat Indonesia	22,208,882
		TOTAL INDONESIA	22,208,882

IRELAND - 3.0%
491,610		CRH plc	18,458,385
904,286		Keywords Studios plc	14,672,591
587,889		Smurfit Kappa Group plc	20,330,357
		TOTAL IRELAND	53,461,333

ITALY - 4.5%
810,500		Amplifon S.p.A.	23,046,170
2,002,700		Davide Campari-Milano S.p.A	19,358,053
119,600		Ferrari NV	20,182,704
451,089		Moncler S.p.A	19,415,903
		TOTAL ITALY	82,002,830

JAPAN - 12.2%
639,100		Benefit One, Inc	11,172,519
347,400		en-japan, Inc	13,802,042
230,800		GMO Payment Gateway, Inc	14,841,207
2,302,400		Infomart Corp	18,212,840
158,200	*	IR Japan Holdings Ltd	7,743,290
749,300	e	Japan Elevator Service Holdings Co Ltd	16,740,229
517,200	*,e	Kamakura Shinsho Ltd	7,520,859
930,800	e	MonotaRO Co Ltd	22,327,781
354,000		Paltac Corp	16,564,541
462,302		Seria Co Ltd	12,722,179
275,799	*,e	SHIFT, Inc	18,764,755
808,400	*	SMS Co Ltd	20,022,788
349,000		TechnoPro Holdings, Inc	23,109,554
218,800	*	Workman Co Ltd	17,631,805
		TOTAL JAPAN	221,176,389
100

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

KOREA, REPUBLIC OF - 0.2%
81,700	*	Cafe24 Corp	$3,325,169
		TOTAL KOREA, REPUBLIC OF	3,325,169

NETHERLANDS - 4.1%
25,193	*,g	Adyen NV	23,150,021
107,047		ASML Holding NV	30,041,351
1,922,500		ING Groep NV	20,872,978
		TOTAL NETHERLANDS	74,064,350

NORWAY - 2.9%
815,986		Aker BP ASA	22,984,145
1,066,955		Equinor ASA	19,255,948
427,810		TGS Nopec Geophysical Co ASA	10,873,990
		TOTAL NORWAY	53,114,083

PHILIPPINES - 1.4%
5,703,054		Banco de Oro Universal Bank	16,562,299
6,009,020		Robinsons Retail Holdings, Inc	9,134,938
		TOTAL PHILIPPINES	25,697,237

PORTUGAL - 1.1%
1,204,396		Jeronimo Martins SGPS S.A.	20,725,126
		TOTAL PORTUGAL	20,725,126

SPAIN - 1.2%
279,399		Amadeus IT Holding S.A.	21,906,576
142,139	*,†,e	Let’s GOWEX S.A.	1,576
		TOTAL SPAIN	21,908,152

SWEDEN - 2.8%
416,726		Boliden AB	9,893,165
411,035		Hexagon AB (B Shares)	22,345,407
652,000	e	Intrum Justitia AB	18,064,183
		TOTAL SWEDEN	50,302,755

SWITZERLAND - 4.1%
329,787	*	Alcon, Inc	19,483,088
81,367		Lonza Group AG.	33,416,594
222,935		Novartis AG.	21,060,245
		TOTAL SWITZERLAND	73,959,927

TAIWAN - 1.4%
1,197,540		Dadi Early-Childhood Education Group Ltd	8,582,456
727,000		Globalwafers Co Ltd	9,377,672
1,781,949		Hota Industrial Manufacturing Co Ltd	6,988,394
		TOTAL TAIWAN	24,948,522

UNITED ARAB EMIRATES - 0.4%
888,300	*,g	Network International Holdings plc	7,110,779
		TOTAL UNITED ARAB EMIRATES	7,110,779

UNITED KINGDOM - 10.5%
1,164,480		Ashtead Group plc	37,586,968
101

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY			VALUE

2,404,119		Beazley plc			$17,157,456
5,921,288	*	boohoo.com plc			23,637,018
507,700		Dechra Pharmaceuticals plc			19,024,238
2,207,886		Electrocomponents plc			19,287,691
447,623		Fevertree Drinks plc			8,133,345
1,695,494	*	Just Eat plc			19,276,925
167,485		Linde plc (Xetra)			34,113,015
6,603,400		Tritax Big Box REIT plc			12,169,066
		TOTAL UNITED KINGDOM			190,385,722

UNITED STATES - 1.7%
491,885		Burford Capital Ltd			4,085,622
112,300	*	Lululemon Athletica, Inc			26,883,497
		TOTAL UNITED STATES			30,969,119

		TOTAL COMMON STOCKS			1,707,397,712
		(Cost $1,221,085,362)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 5.1%

GOVERNMENT AGENCY DEBT - 4.0%
$26,043,000		Federal Home Loan Bank (FHLB)	1.500%-1.595%	02/03/20	26,043,000
13,000,000		FHLB	1.500-1.565	02/06/20	12,998,321
27,665,000		FHLB	1.520	02/10/20	27,656,662
5,000,000		Federal Agricultural Mortgage Corp (FAMC)	1.500	02/03/20	5,000,000
		TOTAL GOVERNMENT AGENCY DEBT			71,697,983

TREASURY DEBT - 0.5%
8,965,000		United States Treasury Bill	1.492-1.532	02/20/20	8,958,763
		TOTAL TREASURY DEBT			8,958,763

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
11,281,262	c	State Street Navigator Securities Lending Government Money Market Portfolio			11,281,262
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			11,281,262

		TOTAL SHORT-TERM INVESTMENTS			91,938,008
		(Cost $91,931,185)
		TOTAL INVESTMENTS - 99.4%			1,799,335,720
		(Cost $1,313,016,547)
		OTHER ASSETS & LIABILITIES, NET - 0.6%			10,103,852
		NET ASSETS - 100.0%			$1,809,439,572

		Abbreviation(s):
		ADR American Depositary Receipt
		REIT Real Estate Investment Trust

	*	Non-income producing
	†	Security is categorized as Level 3 in the fair value hierarchy.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $51,759,583.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/20, the aggregate value of these securities is $47,283,864 or 2.6% of net assets.
102

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2020

		% OF
SECTOR	VALUE	NET ASSETS
INFORMATION TECHNOLOGY	$368,396,828	20.4%
CONSUMER DISCRETIONARY	340,729,340	18.8
INDUSTRIALS	230,754,062	12.7
FINANCIALS	210,716,584	11.6
HEALTH CARE	171,910,429	9.5
CONSUMER STAPLES	143,131,531	7.9
MATERIALS	106,759,349	5.9
ENERGY	84,481,160	4.7
COMMUNICATION SERVICES	38,349,362	2.1
REAL ESTATE	12,169,067	0.7
SHORT-TERM INVESTMENTS	91,938,008	5.1
OTHER ASSETS & LIABILITIES, NET	10,103,852	0.6

NET ASSETS	$1,809,439,572	100.0%
103

TIAA-CREF FUNDS - Quant International Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUSTRALIA - 7.4%
809,990		AGL Energy Ltd	$10,749,549
22,979		Aristocrat Leisure Ltd	548,030
18,738		Australian Stock Exchange Ltd	1,060,116
273,481		BHP Billiton Ltd	7,013,119
76,323		BlueScope Steel Ltd	714,305
17,036		Cochlear Ltd	2,713,259
69,310		Commonwealth Bank of Australia	3,924,158
170,927		Computershare Ltd	2,018,315
65,262		CSL Ltd	13,422,344
1,290,052		Fortescue Metals Group Ltd	9,556,479
369,421	e	Harvey Norman Holdings Ltd	1,036,695
1,524,114		Macquarie Goodman Group	15,088,587
217,516		Macquarie Group Ltd	20,783,715
1,510,743		Mirvac Group	3,408,178
63,095		Newcrest Mining Ltd	1,263,164
68,338		Rio Tinto Ltd	4,434,338
238,255		Rio Tinto plc	12,740,498
1,520,305		Santos Ltd	8,725,664
1,125,135		Suncorp-Metway Ltd	9,611,650
28		TPG Telecom Ltd	139
443,016		Wesfarmers Ltd	13,291,369
482,579		Woolworths Ltd	13,403,069
		TOTAL AUSTRALIA	155,506,740

AUSTRIA - 0.7%
21,374		Erste Bank der Oesterreichischen Sparkassen AG.	784,797
171,525		OMV AG.	8,523,773
203,259		Raiffeisen International Bank Holding AG.	4,630,041
		TOTAL AUSTRIA	13,938,611

BELGIUM - 0.6%
240,958		Ageas	13,286,794
		TOTAL BELGIUM	13,286,794

DENMARK - 2.3%
125,325		Carlsberg AS (Class B)	18,301,676
488,539		Novo Nordisk AS	29,738,176
		TOTAL DENMARK	48,039,852

FINLAND - 1.1%
156,680		Neste Oil Oyj	6,234,720
541,818		UPM-Kymmene Oyj	17,071,827
		TOTAL FINLAND	23,306,547
104

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

FRANCE - 9.8%
12,489		Airbus SE	$1,834,184
333,131		Alstom RGPT	17,656,026
5,254		Arkema	481,420
1,279,336		Credit Agricole S.A.	17,284,008
84,430		Dassault Systemes S.A.	14,615,995
121,690		Eiffage S.A.	14,105,544
158,538		Faurecia	7,553,790
50,858		Gecina S.A.	9,611,248
18,341		Hermes International	13,695,707
10,656		Kering	6,511,035
65,086		Klepierre	2,212,395
92,897		L’Oreal S.A.	25,838,897
30,644		LVMH Moet Hennessy Louis Vuitton S.A.	13,344,608
836,440		Peugeot S.A.	17,222,506
162,085		Publicis Groupe S.A.	7,185,090
114,770		Safran S.A.	18,505,181
53,138		Sanofi-Aventis	5,124,539
284,974		Total S.A.	13,875,582
		TOTAL FRANCE	206,657,755

GERMANY - 8.6%
70,884		Adidas-Salomon AG.	22,407,427
136,025		Allianz AG.	32,475,074
4,649		Bayer AG.	373,108
463,587		Deutsche Telekom AG.	7,508,161
19,388		Evonik Industries AG.	531,304
15,145		Hannover Rueckversicherung AG.	2,940,650
231,897		HeidelbergCement AG.	15,639,399
97,934		KION Group AG.	6,129,869
148,850		Lanxess AG.	8,927,001
158,060		Merck KGaA	20,267,946
65,163		MTU Aero Engines Holding AG.	19,735,584
66,231		Muenchener Rueckver AG.	19,527,559
62,667		SAP AG.	8,161,194
26,091	*	Siemens AG.	3,218,014
64,714		Volkswagen AG.	11,849,365
13,764		Wirecard AG.	2,033,292
		TOTAL GERMANY	181,724,947

HONG KONG - 2.3%
1,855,975		AIA Group Ltd	18,390,755
1,963,500		BOC Hong Kong Holdings Ltd	6,490,512
63,000		CK Infrastructure Holdings Ltd	439,539
1,881,000		Henderson Land Development Co Ltd	8,445,035
2,856,000		HKT Trust and HKT Ltd	4,263,238
66,300		Hong Kong Exchanges and Clearing Ltd	2,178,448
74,100		Jardine Matheson Holdings Ltd	4,130,477
70,100		Link REIT	708,887
29,900		Melco Crown Entertainment Ltd (ADR)	603,083
2,170,000		New World Development Co Ltd	2,710,617
		TOTAL HONG KONG	48,360,591
105

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

IRELAND - 0.6%
84,971	*	AerCap Holdings NV	$4,810,208
553,664		Bank of Ireland Group plc	2,696,468
59,941		CRH plc	2,250,593
13,416		Kerry Group plc (Class A)	1,715,550
27,894		Kingspan Group plc	1,721,579
		TOTAL IRELAND	13,194,398

ISRAEL - 0.6%
36,830		Azrieli Group	2,714,257
1,258,178		Israel Discount Bank Ltd	5,706,631
164,518		Mizrahi Tefahot Bank Ltd	4,478,432
		TOTAL ISRAEL	12,899,320

ITALY - 2.4%
933,968		Assicurazioni Generali S.p.A.	18,198,988
3,353,419		Enel S.p.A.	29,229,453
784,049		Snam Rete Gas S.p.A.	4,202,236
		TOTAL ITALY	51,630,677

JAPAN - 23.9%
12,500		Advantest Corp	652,134
312,000		Alfresa Holdings Corp	6,268,767
160,000		Amada Co Ltd	1,666,376
631,900		Astellas Pharma, Inc	11,165,749
72,600		Bank of Kyoto Ltd	2,901,512
38,300	*	Casio Computer Co Ltd	709,905
80,700		Central Japan Railway Co	15,839,922
287,800		Chubu Electric Power Co, Inc	3,908,522
130,600		Chugai Pharmaceutical Co Ltd	13,377,187
264,700		Chugoku Electric Power Co, Inc	3,493,563
44,800		Credit Saison Co Ltd	718,636
1,183,400		Dai-ichi Mutual Life Insurance Co	17,563,060
3,800		Daiichi Sankyo Co Ltd	256,793
60,800		Daikin Industries Ltd	8,567,167
312,000		Daiwa House Industry Co Ltd	9,822,510
68,900		Don Quijote Co Ltd	1,111,823
269,200	e	FamilyMart Co Ltd	5,887,454
118,900		Fujifilm Holdings Corp	5,905,106
110,600		Fujitsu Ltd	11,694,034
20,000		Fukuoka Financial Group, Inc	346,587
19,300		Hankyu Hanshin Holdings, Inc	783,042
19,000		Hikari Tsushin, Inc	4,670,273
12,800		Hitachi High-Technologies Corp	915,199
83,000		Hulic Co Ltd	1,006,342
58,700		Iida Group Holdings Co Ltd	989,319
475,800		Inpex Holdings, Inc	4,441,197
340,400		Isuzu Motors Ltd	3,335,051
503,800		Itochu Corp	11,769,255
865,100		Japan Tobacco, Inc	18,292,070
244,200		Kajima Corp	3,098,013
9,700		Kakaku.com, Inc	253,407
59,900		Kao Corp	4,777,453
711,900		KDDI Corp	21,512,944
6,800		Keyence Corp	2,285,867
106

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

32,700		Komatsu Ltd	$723,030
421,700		Kubota Corp	6,603,647
159,900		Kurita Water Industries Ltd	4,676,021
98,200		LIXIL Group Corp	1,632,812
277,000		Mediceo Paltac Holdings Co Ltd	5,869,625
19,900		MEIJI Holdings Co Ltd	1,400,439
35,600		Mitsubishi Heavy Industries Ltd	1,298,594
74,200		Mitsubishi UFJ Financial Group, Inc	380,989
760,900		Mitsubishi UFJ Lease & Finance Co Ltd	4,765,974
176,900		Mitsui Fudosan Co Ltd	4,685,285
444,800		Mitsui Sumitomo Insurance Group Holdings, Inc	14,772,995
29,700		MonotaRO Co Ltd	712,436
242,400		Murata Manufacturing Co Ltd	13,723,426
36,100		Namco Bandai Holdings, Inc	2,097,715
11,600		Nippon Express Co Ltd	604,465
22,200		Nippon Meat Packers, Inc	974,516
498,800		Nippon Yusen Kabushiki Kaisha	7,942,853
7,000		Nitori Co Ltd	1,087,807
92,400		Nitto Denko Corp	5,136,340
130,000		Nomura Real Estate Holdings, Inc	3,201,380
139,900		NTT Data Corp	1,965,204
41,400		Obic Co Ltd	5,641,227
133,800		OJI Paper Co Ltd	679,784
25,600		Oriental Land Co Ltd	3,334,015
144,000		Otsuka Corp	5,615,259
96,800		Recruit Holdings Co Ltd	3,772,903
301,000		Seibu Holdings, Inc	4,691,855
20,200		Sekisui Chemical Co Ltd	336,440
35,800		Seven & I Holdings Co Ltd	1,372,691
20,000		SG Holdings Co Ltd	422,867
298,000		Sharp Corp	4,042,414
135,300		Shin-Etsu Chemical Co Ltd	15,473,402
186,400		Shionogi & Co Ltd	11,085,971
819,700		Softbank Corp	11,245,537
259,800		Softbank Group Corp	10,489,309
442,500		Sony Corp	30,942,626
278,700		Sony Financial Holdings, Inc	6,416,832
72,600		Sumitomo Realty & Development Co Ltd	2,672,806
102,400		Sundrug Co Ltd	3,470,143
9,300		Suntory Beverage & Food Ltd	393,746
126,100		Suzuken Co Ltd	4,834,665
476,100		T&D Holdings, Inc	5,074,890
101,100		Taisei Corp	4,036,290
211,200		Taiyo Nippon Sanso Corp	4,629,279
106,400		TDK Corp	11,265,155
602,100		Toppan Printing Co Ltd	11,999,868
202,400		Toshiba Corp	6,468,776
159,400		Toyoda Gosei Co Ltd	3,616,560
507,576		Toyota Motor Corp	35,290,571
268,100		Toyota Tsusho Corp	9,268,767
5,800		Tsuruha Holdings, Inc	709,930
21,000	e	Welcia Holdings Co Ltd	1,153,187
		TOTAL JAPAN	504,689,557
107

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

NETHERLANDS - 4.1%
1,558,805	*	Altice NV (Class A)	$10,018,688
113,899		ASML Holding NV	31,964,276
413,863		Royal Dutch Shell plc (A Shares)	10,868,190
1,086,417		Royal Dutch Shell plc (B Shares)	28,547,345
57,579		Wolters Kluwer NV	4,326,572
		TOTAL NETHERLANDS	85,725,071

NEW ZEALAND - 0.3%
129,094		Fisher & Paykel Healthcare Corp	1,931,084
60,134		Ryman Healthcare Ltd	637,524
1,191,263		Telecom Corp of New Zealand Ltd	3,567,979
		TOTAL NEW ZEALAND	6,136,587

NORWAY - 0.3%
248,943		DNB NOR Holding ASA	4,352,163
154,393		Equinor ASA	2,786,419
		TOTAL NORWAY	7,138,582

SINGAPORE - 1.3%
187,600		CapitaLand Ltd	494,359
589,100		DBS Group Holdings Ltd	10,851,837
227,200		Mapletree Commercial Trust	390,179
1,041,700		Oversea-Chinese Banking Corp	8,197,248
1,282,800		Singapore Exchange Ltd	8,138,557
		TOTAL SINGAPORE	28,072,180

SOUTH AFRICA - 0.9%
703,031		Anglo American plc	18,344,957
		TOTAL SOUTH AFRICA	18,344,957

SPAIN - 2.5%
376,365		ACS Actividades Construccion y Servicios S.A.	12,513,022
66,484	g	Aena S.A.	12,304,865
2,150,196		Banco Bilbao Vizcaya Argentaria S.A.	11,130,689
289,328		Endesa S.A.	7,944,105
757,618		Iberdrola S.A.	8,289,355
14,030	*	Iberdrola S.A. - Interim	153,507
		TOTAL SPAIN	52,335,543

SWEDEN - 2.8%
129,072		Boliden AB	3,064,197
84,775		Hennes & Mauritz AB (B Shares)	1,859,945
136,874		Lundin Petroleum AB	4,162,979
579,678		Sandvik AB	10,580,101
301,376		Swedish Match AB	17,039,233
1,339,843		Volvo AB (B Shares)	22,902,913
		TOTAL SWEDEN	59,609,368

SWITZERLAND - 10.5%
208,573		Holcim Ltd	10,599,845
1,060		Lindt & Spruengli AG.	8,897,529
329,524		Nestle S.A.	36,344,059
108

TIAA-CREF FUNDS - Quant International Equity Fund

SHARES		COMPANY	VALUE

451,084		Novartis AG.	$42,613,047
158,204		Roche Holding AG.	53,072,435
807,958		STMicroelectronics NV	22,495,204
39,238		Swiss Life Holding	19,723,931
25,462		Swisscom AG.	13,970,065
32,082		Zurich Financial Services AG.	13,317,804
		TOTAL SWITZERLAND	221,033,919

UNITED KINGDOM - 14.6%
904,617		3i Group plc	13,159,252
281,552		Ashtead Group plc	9,087,907
162,112		AstraZeneca plc (ADR)	7,894,855
340,209	g	Auto Trader Group plc	2,510,328
203,993		BP plc (ADR)	7,370,267
682,921		British American Tobacco plc	30,113,337
3,006,660		BT Group plc	6,388,997
2,074,340		CK Hutchison Holdings Ltd	18,328,266
232,545		Compass Group plc	5,749,025
495,858		Diageo plc	19,607,763
154,059		Experian Group Ltd	5,362,480
594,648		Fiat DaimlerChrysler Automobiles NV	7,746,608
1,312,744		GlaxoSmithKline plc	30,822,455
178,634		GVC Holdings plc	2,065,498
142,573		Halma plc	3,957,322
2,426,090		HSBC Holdings plc	17,638,113
50,283		JD Sports Fashion plc	543,771
3,722,418		Legal & General Group plc	14,971,205
14,635		London Stock Exchange Group plc	1,512,392
5,683,354	*	M&G plc	17,934,068
42,219		Next plc	3,836,839
566,236		RELX plc	15,023,272
250,235		Rolls-Royce Group plc	2,204,153
375,640		Segro plc	4,510,648
389,867		Severn Trent plc	13,277,190
4,466,160		Taylor Wimpey plc	12,685,659
2,393,965		Tesco plc	7,786,414
303,959		Unilever NV	17,736,666
385,100		Vodafone Group plc (ADR)	7,551,811
		TOTAL UNITED KINGDOM	307,376,561

UNITED STATES - 1.3%
45,249		Ferguson plc	4,063,441
350,000		iShares MSCI EAFE Index Fund	23,618,000
		TOTAL UNITED STATES	27,681,441

		TOTAL COMMON STOCKS	2,086,689,998
		(Cost $1,890,055,958)
109

TIAA-CREF FUNDS - Quant International Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.3%
$6,310,000		Federal Home Loan Bank (FHLB)	1.500%	02/03/20	$6,310,000
		TOTAL GOVERNMENT AGENCY DEBT			6,310,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
6,436,684	c	State Street Navigator Securities Lending Government Money Market Portfolio			6,436,684
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			6,436,684

		TOTAL SHORT-TERM INVESTMENTS			12,746,684
		(Cost $12,746,158)
		TOTAL INVESTMENTS - 99.5%			2,099,436,682
		(Cost $1,902,802,116)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			11,269,838
		NET ASSETS - 100.0%			$2,110,706,520

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,737,852.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/20, the aggregate value of these securities is $14,815,193 or 0.7% of net assets.
110

TIAA-CREF FUNDS - Quant International Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2020

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$401,935,531	19.0%
INDUSTRIALS	315,122,617	14.9
HEALTH CARE	261,469,530	12.4
CONSUMER STAPLES	235,215,820	11.1
CONSUMER DISCRETIONARY	234,115,481	11.1
INFORMATION TECHNOLOGY	144,908,209	6.9
MATERIALS	138,551,251	6.6
COMMUNICATION SERVICES	106,465,692	5.1
ENERGY	95,536,136	4.5
UTILITIES	81,687,018	3.9
REAL ESTATE	71,682,713	3.4
SHORT-TERM INVESTMENTS	12,746,684	0.6
OTHER ASSETS & LIABILITIES, NET	11,269,838	0.5

NET ASSETS	$2,110,706,520	100.0%
111

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.1%

AUSTRALIA - 4.2%
440,000		Ansell Ltd	$9,300,401
779,000		Bunnings Warehouse Property Trust	2,125,613
886,000		Charter Hall Group	7,559,754
554,000	g	Coronado Global Resources, Inc (ADR)	744,807
1,541,000		Downer EDI Ltd	7,548,663
338,000		Futuris Corp Ltd	1,663,138
561,000		GDI Property Group	580,199
402,008	e	Genworth Mortgage Insurance Australia Ltd	984,921
2,395,000		Metcash Ltd	4,150,400
2,155,000		Perenti Global Ltd	2,184,489
110,000		Select Harvests Ltd	624,267
644,000	e	Super Cheap Auto Group Ltd	4,009,772
196,000		Village Roadshow Ltd	527,376
		TOTAL AUSTRALIA	42,003,800

AUSTRIA - 0.6%
50,000		Wiener Staedtische Allgemeine Versicherung AG.	1,349,644
159,000		Wienerberger AG.	4,511,192
		TOTAL AUSTRIA	5,860,836

BELGIUM - 0.3%
36,000		KBC Ancora	1,793,089
63,000		Mobistar S.A.	1,281,418
		TOTAL BELGIUM	3,074,507

BRAZIL - 3.3%
1		Aliansce Sonae Shopping Centers sa	9
880,000		Bradespar S.A.	7,604,913
317,000		Cia de Saneamento do Parana (Preference)	1,475,228
617,000		Cia Paranaense de Energia	10,577,719
103,000		LOG Commercial Properties e Participacoes S.A.	760,006
161,000		Tegma Gestao Logistica	1,494,361
803,000		Transmissora Alianca de Energia Eletrica S.A.	5,805,090
1,282,000		Yamana Gold, Inc	5,221,384
		TOTAL BRAZIL	32,938,710

CANADA - 4.3%
212,000		Aecon Group, Inc	2,756,929
2,545,000	*	Baytex Energy Trust	2,769,231
154,000	e	Canaccord Financial, Inc	572,525
121,000		Cascades, Inc	1,034,086
59,000		Cogeco Communications, Inc	4,632,084
11,000		Cogeco, Inc	770,682
147,000		Enerflex Ltd	1,124,105
112

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

631,000	e	Enerplus Resources Fund	$3,218,415
14,000	e	Exchange Income Corp	449,071
107,000	e	Extendicare, Inc	665,415
69,000	e	Genworth MI Canada, Inc	3,044,884
65,000		Granite REIT	3,512,279
3,000		iShares S&P/TSX SmallCap Index ETF	33,641
179,000		Labrador Iron Ore Royalty Corp	2,852,584
120,000		Martinrea International, Inc	1,169,714
115,000		Northview Apartment Real Estate Investment Trust	2,668,619
229,000	*	Paramount Resources Ltd (Class A)	1,045,156
197,900		Russel Metals, Inc	3,212,099
192,600		TFI International, Inc	6,167,740
100,000	e	Timbercreek Financial Corp	760,919
		TOTAL CANADA	42,460,178

CHILE - 0.4%
30,652,000	*	Compania SudAmericana de Vapores S.A.	963,641
1,000,000		Empresa Electrica del Norte Grande S.A.	1,398,905
750,000		Parque Arauco S.A.	1,714,982
		TOTAL CHILE	4,077,528

CHINA - 3.0%
1,527,000		Asia Cement China Holdings Corp	1,917,001
806,000	*	AVIC International Holdings Ltd	839,358
1,794,000		Beijing North Star Co	509,949
941,000		Central China Real Estate Ltd	540,408
490,000		China Meidong Auto Holdings Ltd	600,390
4,750,000		China Overseas Grand Oceans Group Ltd	3,103,652
1,389,000		China Shineway Pharmaceutical Group Ltd	1,201,417
5,968,000		China Suntien Green Energy Cor	1,538,046
4,514,000		Citic 1616 Holdings Ltd	1,558,483
946,000		Cofco International Ltd	355,359
1,768,000		Fufeng Group Ltd	683,194
3,128,000		Fushan International Energy Group Ltd	615,801
1,803,000		Jingrui Holdings Ltd	531,287
452,000	*,e	JinkoSolar Holding Co Ltd (ADR)	8,452,400
2,946,000		Lonking Holdings Ltd	772,707
662,000		Road King Infrastructure	1,111,363
1,989,000		TCL Multimedia Technology Holdings Ltd	890,947
2,940,000		Tiangong International Co Ltd	999,356
2,626,000	e	Tianneng Power International Ltd	1,757,861
13,760,000		West China Cement Ltd	2,211,009
		TOTAL CHINA	30,189,988

COLOMBIA - 0.2%
68,000	*	Corp Financiera Colombiana S.A.	646,199
120,000	e	Frontera Energy Corp	853,257
		TOTAL COLOMBIA	1,499,456

DENMARK - 1.6%
21,000		PER Aarsleff A.S.	638,313
30,000		Ringkjoebing Landbobank A.S.	2,230,665
80,000		Royal Unibrew A.S.	7,605,461
111,000	g	Scandinavian Tobacco Group A.S.	1,455,476
113

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

83,000		Topdanmark AS	$3,922,172
		TOTAL DENMARK	15,852,087

FINLAND - 1.1%
168,000		Kemira Oyj	2,541,409
96,000		Kesko Oyj (B Shares)	6,490,170
88,000		Valmet Corp	1,903,592
		TOTAL FINLAND	10,935,171

FRANCE - 2.2%
22,000		Carbone Lorraine	720,750
4,180,000	*	CGG S.A.	11,745,475
167,000		Coface S.A.	2,061,401
168,000	*,g	Elior Participations S.C.A	2,355,379
39,000		Nexity	1,882,846
31,000		Sechilienne-Sidec	1,032,129
7,000	*	Virbac S.A.	1,715,700
		TOTAL FRANCE	21,513,680

GERMANY - 2.2%
6,000		Amadeus Fire AG	1,015,791
280,000		Borussia Dortmund GmbH & Co KGaA	2,738,909
30,000		Cancom SE	1,784,886
7,000		Cewe Color Holding AG.	798,442
440,000	g	Deutsche Pfandbriefbank AG.	7,086,877
12,000		Eckert & Ziegler Strahlen- und Medizintechnik AG.	2,285,563
10,000		Hornbach Holding AG. & Co KGaA	632,158
455,000	*	Metro AG.	2,351,870
862,000		Sirius Real Estate Ltd	1,028,997
30,000	*	Stabilus S.A.	1,822,534
		TOTAL GERMANY	21,546,027

HONG KONG - 1.4%
1,903,734		K Wah International Holdings Ltd	927,928
1,926,000		Melco International Development	4,159,508
498,000		NetDragon Websoft, Inc	1,202,828
2,004,000		Pou Sheng International Holdings Ltd	596,831
360,000		Seaspan Corp	4,345,200
4,000,000		Shun TAK Holdings Ltd	1,714,838
1,688,000	e	United Laboratories Ltd	1,104,825
		TOTAL HONG KONG	14,051,958

INDIA - 0.8%
329,000		Adani Enterprises Ltd	1,056,039
33,000	g	AU Small Finance Bank Ltd	491,153
444,000	*	Indiabulls Real Estate Ltd	662,663
1,058,000	*	Jindal Steel & Power Ltd	2,579,588
29,001		Mphasis Ltd	377,212
1,164,000		Nagarjuna Construction Co	890,353
703,000	*	Power Finance Corp Ltd	1,145,901
59,000		Rajesh Exports Ltd	595,478
108,000		Torrent Power Ltd	468,884
		TOTAL INDIA	8,267,271
114

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

INDONESIA - 0.6%
16,139,000		PT Erajaya Swasembada Tbk	$1,861,860
22,714,000		PT Media Nusantara Citra Tbk	2,629,802
10,531,000		PT Mitra Adiperkasa Tbk	739,798
22,984,000		PT Puradelta Lestari Tbk	465,486
		TOTAL INDONESIA	5,696,946

IRELAND - 0.2%
442,000	*	C&C Group plc	2,089,506
		TOTAL IRELAND	2,089,506

ISRAEL - 1.3%
229,000		Amot Investments Ltd	1,665,713
41,000		Ashtrom Group Ltd	610,909
2,700		Bayside Land Corp	2,160,462
8,000		Big Shopping Centers Ltd	900,503
6,000		Blue Square Real Estate Ltd	426,808
14,000		Elco Holdings Ltd	547,524
76,000		First International Bank Of Israel Ltd	2,125,144
677,250	*	Industrial Buildings Corp	1,918,261
520,000		Shikun & Binui Ltd	2,547,666
		TOTAL ISRAEL	12,902,990

ITALY - 3.3%
120,000		ACEA S.p.A.	2,801,459
578,000		Actelios S.p.A.	3,760,560
343,000	*	Arnoldo Mondadori Editore S.p.A.	704,508
94,000		Autostrada Torino-Milano S.p.A.	2,745,962
436,000		Azimut Holding S.p.A.	10,697,032
1,050,000		Piaggio & C S.p.A.	2,871,662
1,711,000		Unipol Gruppo Finanziario S.p.A	8,711,754
		TOTAL ITALY	32,292,937

JAPAN - 21.4%
263,000	e	Adastria Holdings Co Ltd	5,166,845
51,000	*	Aichi Corp	333,849
49,000	*	Amuse, Inc	1,261,411
30,000	*	Arata Corp	1,240,861
119,000		Asahi Holdings, Inc	2,988,038
65,000	*	BayCurrent Consulting, Inc	4,538,399
168,000		Bunka Shutter Co Ltd	1,342,976
995,000	*,e	Chiyoda Corp	2,815,379
60,000	*	Cocokara Fine Holdings, Inc	3,694,753
14,129	*	Daiichi Jitsugyo Co Ltd	449,372
52,000		Daishi Hokuetsu Financial Group, Inc	1,280,430
110,800		Daiwabo Co Ltd	6,168,456
40,000	*	Dip Corp	1,273,332
209,990	*	EDION Corp	2,170,858
131,000	*	Eiken Chemical Co Ltd	2,602,652
223,000	*	eRex Co Ltd	3,385,020
123,000	*	Goldcrest Co Ltd	2,114,396
34,000	*,e	Goldwin, Inc	2,063,028
51,000		G-Tekt Corp	732,363
115

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

593,000	*,e	Gulliver International Co Ltd	$3,177,671
978,000		Haseko Corp	12,751,109
23,000	*	Hochiki Corp	320,059
17,899		Hosokawa Micron Corp	821,125
20,000		Inaba Denki Sangyo Co Ltd	500,403
72,847		Inabata & Co Ltd	975,030
3,000		Invincible Investment Corp	1,515,544
92,000	*	Japan Best Rescue System Co Ltd	810,676
91,000	e	Japan Elevator Service Holdings Co Ltd	2,033,045
142,000	*	Japan Petroleum Exploration Co	3,487,341
257,000	*	JDC Corp	1,401,964
39,000		Kaken Pharmaceutical Co Ltd	2,056,535
187,800		Kanematsu Corp	2,407,879
74,000	*	Kohnan Shoji Co Ltd	1,613,582
99,000	e	Koshidaka Holdings Co Ltd	1,397,384
83,000	*	Kotobuki Spirits Co Ltd	5,480,254
159,200		Kumagai Gumi Co Ltd	4,544,518
82,000	*	Kyoei Steel Ltd	1,438,243
397,000		Kyowa Exeo Corp	9,910,619
80,000	*	LEC, Inc	885,705
26,000	*	M&A Capital Partners Co Ltd	809,966
423,565	e	Maeda Corp	4,043,050
110,000	e	Maeda Road Construction Co Ltd	3,717,997
18,000		Maruzen Showa Unyu Co Ltd	480,409
47,000	*	Mitsui-Soko Co Ltd	767,940
53,000	*	Mizuno Corp	1,277,609
17,000	*	NEC Capital Solutions Ltd	386,462
88,000	e	NET One Systems Co Ltd	1,450,912
87,000		Nippo Corp	2,134,491
77,000		Nippon Konpo Unyu Soko Co Ltd	1,776,583
7,000	*	Nippon Road Co Ltd	474,974
110,000		Nojima Corp	2,169,826
230,000	*,e	Nomura Co Ltd	2,612,078
70,000	*	Oki Electric Industry Co Ltd	871,516
144,000		Open House Co Ltd	3,828,007
1,231,000		Penta-Ocean Construction Co Ltd	7,270,713
79,000	*	Prima Meat Packers Ltd	1,746,203
193,000		Raito Kogyo Co Ltd	2,703,804
593,000	*	Rengo Co Ltd	4,155,182
151,000		Sanki Engineering Co Ltd	2,052,343
100,000		SBS Holdings, Inc	1,662,829
75,000	*	Shinko Plantech Co Ltd	870,031
123,000		Shinnihon Corp	1,023,954
23,000	*	Shinwa Kaiun Kaisha Ltd	419,183
30,000	*	Sinko Industries Ltd	465,889
61,000	*	Strike Co Ltd	2,600,934
36,000		Sumitomo Densetsu Co Ltd	866,782
722,200		Sumitomo Mitsui Construction C	4,061,992
157,000		Sun Frontier Fudousan Co Ltd	1,753,221
49,000		Sushiro Global Holdings Ltd	4,111,970
35,000	*	Taikisha Ltd	1,196,811
301,000		Takara Leben Co Ltd	1,341,067
147,000	*	Takasago Thermal Engineering Co Ltd	2,552,817
69,000		Tamron Co Ltd	1,465,484
116

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

97,000	*	Telepark Corp	$2,385,413
163,000		Toho Pharmaceutical Co Ltd	3,347,473
738,000		Tokyo Steel Manufacturing Co Ltd	5,528,964
42,000		Torii Pharmaceutical Co Ltd	1,425,466
197,000		Tosei Corp	2,542,568
117,000		Towa Pharmaceutical Co Ltd	2,671,619
468,000		Toyo Construction Co Ltd	2,216,926
9,000		Trancom Co Ltd	638,990
187,000		Unizo Holdings Co Ltd	9,509,313
225,000	*	VT Holdings Co Ltd	920,469
90,000	*	World Co Ltd	1,972,730
116,000	*	Yellow Hat Ltd	1,846,596
107,000		Zenkoku Hosho Co Ltd	4,577,863
		TOTAL JAPAN	211,858,523

JORDAN - 0.5%
209,000		Hikma Pharmaceuticals plc	5,046,798
		TOTAL JORDAN	5,046,798

KOREA, REPUBLIC OF - 5.0%
14,000	*	Chong Kun Dang Pharm Corp	1,308,305
41,000	*	Daewoong Co Ltd	391,267
119,000	*	Dongbu HiTek Co Ltd	2,664,471
147,000	*	Dongwon Development Co Ltd	478,940
594,000	*	Eugene Corp	2,041,011
25,000	*	Global & Yuasa Battery Co Ltd	700,015
51,000		Hansol Paper Co Ltd	607,085
71,000	*	Hyosung Corp	4,210,617
85,000	*	Hyundai Wia Corp	3,016,227
221,000	*	JB Financial Group Co Ltd	942,455
124,000	*	Jinro Ltd	3,098,907
74,000	*	KEPCO Plant Service & Engineering Co Ltd	2,318,439
35,000		Kginicis Co Ltd	514,685
30,000	*	Lotte Data Communication Co	1,009,971
38,000	*	LS Industrial Systems Co Ltd	1,660,830
10,000	*	Maeil Dairies Co Ltd	757,477
154,000	*	Mando Corp	4,281,115
36,000	*	NICE Holdings Co Ltd	667,410
52,000		S&T Daewoo Co Ltd	1,699,375
6,000	*	Samchully Co Ltd	394,322
39,000	*	Samsung Fine Chemicals Co Ltd	1,262,066
213,000	*	Samsung Techwin Co Ltd	5,759,757
266,000	*	Taeyoung Engineering & Construction	3,047,406
75,000	*	Technosemichem Co Ltd	6,094,808
12,000		Unid Co Ltd	440,452
		TOTAL KOREA, REPUBLIC OF	49,367,413

MALAYSIA - 0.5%
3,183,000		Drb-Hicom BHD	1,750,887
6,264,000	*	Felda Global Ventures Holdings BHD	1,834,699
2,849,148		Sunway BHD	1,247,208
		TOTAL MALAYSIA	4,832,794
117

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MEXICO - 1.4%
185,000		Bolsa Mexicana de Valores S.A. de C.V.	$426,091
453,000		Concentradora Fibra Danhos S.A. de C.V.	695,485
900,000		Corp Inmobiliaria Vesta SAB de C.V.	1,648,964
3,500,000		Gentera SAB de C.V.	3,941,679
560,000		PLA Administradora Industrial S de RL de C.V.	909,253
293,000		ProLogis Property Mexico S.A. de C.V.	648,320
773,000		Qualitas Controladora SAB de C.V.	3,474,010
390,000		Regional SAB de C.V.	2,233,437
		TOTAL MEXICO	13,977,239

NETHERLANDS - 2.8%
88,000		ASM International NV	10,694,327
5,150,000	*	Pharming Group NV	7,539,644
290,000	g	Signify NV	9,664,774
		TOTAL NETHERLANDS	27,898,745

NORWAY - 1.2%
486,000	*	BW Offshore Ltd	2,650,391
282,000	g	Europris ASA	1,025,422
199,000		Frontline Ltd (Sigmax MTF)	1,799,166
531,000		Golden Ocean Group Ltd	2,407,061
64,000		Kongsberg Gruppen ASA	995,004
151,000		Sparebanken Midt-Norge	1,667,937
130,000		Sparebanken Nord-Norge	1,091,113
		TOTAL NORWAY	11,636,094

PHILIPPINES - 0.1%
1,824,000		First Gen Corp	728,452
		TOTAL PHILIPPINES	728,452

POLAND - 0.4%
440,000	g	PLAY Communications S.A.	4,045,063
		TOTAL POLAND	4,045,063

PORTUGAL - 0.2%
390,000		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	2,024,251
		TOTAL PORTUGAL	2,024,251

RUSSIA - 0.1%
150,000		AFK Sistema	861,000
		TOTAL RUSSIA	861,000

SAUDI ARABIA - 1.1%
138,000		Arabian Cement Co	1,447,308
360,000		City Cement Co	1,924,734
64,000		Eastern Province Cement Co	687,420
975,000	*	Najran Cement Co	3,404,184
58,000	*	Qassim Cement Co	1,190,299
360,000	*	Yamama Cement Co	2,705,757
		TOTAL SAUDI ARABIA	11,359,702

SINGAPORE - 0.9%
3,546,000		Ascott Trust	3,274,190
118

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

560,000	g	BW LPG Ltd	$4,507,922
67,000		China Yuchai International Ltd	865,640
		TOTAL SINGAPORE	8,647,752

SOUTH AFRICA - 0.8%
1,466,000	*	Harmony Gold Mining Co Ltd	4,948,766
464,000		Resilient REIT Ltd	2,009,343
146,000	*	Royal Bafokeng Platinum Ltd	505,750
		TOTAL SOUTH AFRICA	7,463,859

SPAIN - 1.1%
76,000	*	Cia de Distribucion Integral Logista Holdings SAU	1,705,368
311,656	e	Faes Farma S.A. (Sigma)	1,698,414
28,000	*	Grupo Catalana Occidente S.A.	920,733
905,000		Mediaset Espana Comunicacion SA	4,954,971
1,113,000	*	Obrascon Huarte Lain S.A.	1,301,750
		TOTAL SPAIN	10,581,236

SWEDEN - 3.6%
191,000		Axfood AB	3,960,381
101,000		Bilia AB	1,111,043
111,000		Clas Ohlson AB (B Shares)	1,178,386
95,000	g	Evolution Gaming Group AB	2,933,790
234,000		Getinge AB (B Shares)	3,985,076
277,000		Intrum Justitia AB	7,674,507
116,000		Inwido AB	873,088
149,000		Lindab International AB	1,686,103
111,000	*	Mekonomen AB	927,027
38,000		Nolato AB (B Shares)	2,201,590
152,000	*	Nyfosa AB	1,488,911
1,596,147		Samhallsbyggnadsbolaget i Norden AB	3,937,767
1,631,000	*	SAS AB	2,340,947
112,000	g	Scandic Hotels Group AB	1,187,941
		TOTAL SWEDEN	35,486,557

SWITZERLAND - 4.4%
58,000		Cembra Money Bank AG.	6,782,064
133,000	g	Galenica AG.	9,058,308
1,000		Gurit Holding AG.	1,515,781
1,204,000		IWG plc	7,008,820
66,000		Landis&Gyr Group AG.	6,048,528
68,000		PSP Swiss Property AG.	10,282,073
500		Vetropack Holding AG.	1,500,207
19,000		Zehnder Group AG.	903,447
		TOTAL SWITZERLAND	43,099,228

TAIWAN - 5.0%
3,135,000		Benq Corp	2,079,706
1,491,000		Cheng Loong Corp	969,038
332,000		Chong Hong Construction Co	919,399
2,772,000		Radiant Opto-Electronics Corp	9,511,840
2,627,000		Shinkong Synthetic Fibers Corp	1,002,472
785,000		Simplo Technology Co Ltd	8,234,460
119

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,014,000		Supreme Electronics Co Ltd	$1,089,364
545,000		Systex Corp	1,456,703
534,000		Taiwan Hon Chuan Enterprise Co Ltd	1,061,248
1,129,000		Taiwan Styrene Monomer	718,307
1,382,000		Taiwan Surface Mounting Technology Co Ltd	4,484,432
3,395,000	*	TPK Holding Co Ltd	5,265,664
1,177,000		Tripod Technology Corp	4,318,750
5,958,000		Unimicron Technology Corp	7,411,542
1,414,944		USI Corp	584,660
970,000		Yuen Foong Yu Paper Manufacturing Co Ltd	418,703
		TOTAL TAIWAN	49,526,288

THAILAND - 0.8%
3,923,000		Com7 PCL	3,374,592
2,282,000		Thanachart Capital PCL	3,784,569
775,000		Vinythai PCL	599,214
		TOTAL THAILAND	7,758,375

TURKEY - 1.5%
8,055,111		Dogan Sirketler Grubu Holdings	2,741,265
1,776,000	*	Koza Anadolu Metal Madencilik Isletmeleri AS	3,140,126
773,000	*	Migros Ticaret AS	3,244,379
168,000	*	Pegasus Hava Tasimaciligi AS.	1,921,417
15,780,000	*	Turkiye Sinai Kalkinma Bankasi AS	3,608,701
		TOTAL TURKEY	14,655,888

UNITED ARAB EMIRATES - 0.1%
3,394,000	*	Air Arabia PJSC	1,404,522
		TOTAL UNITED ARAB EMIRATES	1,404,522

UNITED KINGDOM - 12.4%
218,000		Arrow Global Group plc	763,428
3,361,000		Assura Group Ltd	3,452,920
1,745,000	g	Avast plc	9,800,726
70,000		Bellway plc	3,683,534
278,000		Brewin Dolphin Holdings plc	1,321,556
1,322,000	g	ConvaTec Group plc	3,621,685
319,000		Daily Mail & General Trust plc	3,423,282
198,000	*	Dialog Semiconductor plc	8,697,516
639,000		Empiric Student Property plc	835,361
323,000	g	Forterra plc	1,403,256
805,000		GCP Student Living plc	2,141,950
55,000		Go-Ahead Group plc	1,487,411
146,000		HomeServe plc	2,471,606
409,000		Howden Joinery Group plc	3,710,405
507,000		Intermediate Capital Group plc	11,627,728
1,538,000		London & Stamford Property plc	4,626,456
263,000		Marshalls plc	2,741,866
1,625,000		Marston’s plc	2,246,665
416,000		National Express Group plc	2,455,496
532,000		Paragon Group of Cos plc	3,568,730
830,000		Pennon Group plc	12,114,881
681,857		Redrow plc	7,158,117
1,125,000	g	Regional REIT Ltd	1,729,195
120

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,162,000		Rightmove plc	$10,070,517
402,000		Safestore Holdings plc	4,273,270
532,000		Unite Group plc	8,932,667
82,000		Wetherspoon (J.D.) plc	1,679,438
95,000		WH Smith plc	2,992,755
		TOTAL UNITED KINGDOM	123,032,417

UNITED STATES - 0.8%
155,000		BRP, Inc (Toronto)	7,912,800
6,000		iShares MSCI EAFE Small-Cap ETF	359,460
2,500	e	iShares MSCI Emerging Markets Small-Cap ETF	107,600
		TOTAL UNITED STATES	8,379,860

		TOTAL COMMON STOCKS	960,925,632
		(Cost $903,567,289)

RIGHTS / WARRANTS - 0.0%

MALAYSIA - 0.0%
233,613		Sunway BHD	22,518
		TOTAL MALAYSIA	22,518

		TOTAL RIGHTS / WARRANTS	22,518
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 0.4%
$4,050,000		Federal Home Loan Bank (FHLB)	1.500%	02/03/20	4,050,000
		TOTAL GOVERNMENT AGENCY DEBT			4,050,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
14,865,537	c	State Street Navigator Securities Lending Government Money Market Portfolio			14,865,537
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			14,865,537

		TOTAL SHORT-TERM INVESTMENTS			18,915,537
		(Cost $18,915,200)
		TOTAL INVESTMENTS - 99.0%			979,863,687
		(Cost $922,482,489)
		OTHER ASSETS & LIABILITIES, NET - 1.0%			10,351,773
		NET ASSETS - 100.0%			$990,215,460

Abbreviation(s):
	ADR	American Depositary Receipt
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $43,047,358.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/20, the aggregate value of these securities is $61,111,774 or 6.2% of net assets.

121

TIAA-CREF FUNDS - Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2020

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$181,536,071	18.3%
REAL ESTATE	119,924,913	12.1
CONSUMER DISCRETIONARY	119,750,676	12.1
INFORMATION TECHNOLOGY	105,409,344	10.7
FINANCIALS	104,602,277	10.6
MATERIALS	96,936,374	9.8
HEALTH CARE	61,026,562	6.2
CONSUMER STAPLES	48,250,830	4.9
COMMUNICATION SERVICES	43,959,918	4.4
UTILITIES	43,942,650	4.4
ENERGY	35,608,535	3.6
SHORT-TERM INVESTMENTS	18,915,537	1.9
OTHER ASSETS & LIABILITIES, NET	10,351,773	1.0

NET ASSETS	$990,215,460	100.0%
122

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES	COMPANY	VALUE

COMMON STOCKS - 98.5%

AUSTRALIA - 6.9%
335,467	Alumina Ltd	$483,153
123,210	AMP Ltd	148,677
31,951	APA Group	239,908
15,433	AusNet Services	18,186
117,985	Australia & New Zealand Banking Group Ltd	2,008,383
1,358	Australian Stock Exchange Ltd	76,830
3,456	Bendigo Bank Ltd	23,863
52,480	BlueScope Steel Ltd	491,159
19,513	Boral Ltd	64,306
22,518	Brambles Ltd	188,080
8,425	Caltex Australia Ltd	192,124
15,230	Coca-Cola Amatil Ltd	121,016
619	Cochlear Ltd	98,586
16,036	Coles Group Ltd	175,964
57,556	Commonwealth Bank of Australia	3,258,676
7,280	Computershare Ltd	85,963
12,075	CSL Ltd	2,483,448
714	Dexus Property Group	6,025
151,333	Fortescue Metals Group Ltd	1,121,048
1,343	GPT Group	5,359
24,681	Insurance Australia Group Ltd	116,052
12,102	Lend Lease Corp Ltd	145,348
17,632	Macquarie Goodman Group	174,555
15,633	Macquarie Group Ltd	1,493,738
8,807	Mirvac Group	19,868
122,023	National Australia Bank Ltd	2,084,411
54,177	Newcrest Mining Ltd	1,084,625
2,654	Orica Ltd	40,097
10,912	QR National Ltd	39,114
5,578	Ramsay Health Care Ltd	293,416
19,893	Santos Ltd	114,174
2,888	Seek Ltd	43,298
7,423	Sonic Healthcare Ltd	155,591
13,104	Stockland Trust Group	42,840
24,047	Sydney Airport	133,752
76,149	Telstra Corp Ltd	194,176
152,235	Transurban Group	1,586,863
17,075	Wesfarmers Ltd	512,284
137,256	Westpac Banking Corp	2,293,744
13,897	Woodside Petroleum Ltd	318,388
21,575	Woolworths Ltd	599,221
27,858	WorleyParsons Ltd	278,458
	TOTAL AUSTRALIA	23,054,767
123

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

AUSTRIA - 0.4%
1,178		Erste Bank der Oesterreichischen Sparkassen AG.	$43,253
20,183		OMV AG.	1,002,975
13,626		Voestalpine AG.	329,965
		TOTAL AUSTRIA	1,376,193

BELGIUM - 0.9%
14,674		KBC Groep NV	1,076,709
3,149		Solvay S.A.	326,363
4,808		UCB S.A.	442,442
25,781		Umicore S.A.	1,187,043
		TOTAL BELGIUM	3,032,557

DENMARK - 1.8%
1,979		Christian Hansen Holding	147,283
4,970		Coloplast AS	626,624
8,305		H Lundbeck AS	352,899
8,119		ISS AS	197,254
45,921		Novo Nordisk AS	2,795,287
2,296		Novozymes AS	119,711
11,191	g	Orsted AS	1,220,622
4,056		Pandora AS	210,328
798		Tryg A.S.	24,179
3,652		Vestas Wind Systems AS	362,525
		TOTAL DENMARK	6,056,712

FINLAND - 0.8%
2,457		Metso Oyj	87,186
36,591		Neste Oil Oyj	1,456,054
1,105		Nokian Renkaat Oyj	29,792
1,887		Orion Oyj (Class B)	89,155
14,408		Stora Enso Oyj (R Shares)	187,023
11,587		UPM-Kymmene Oyj	365,088
50,005		Wartsila Oyj (B Shares)	614,198
		TOTAL FINLAND	2,828,496

FRANCE - 11.0%
13,227		Accor S.A.	541,516
16,251		Air Liquide	2,349,723
7,949	g	Amundi S.A.	643,396
13,449		Atos Origin S.A.	1,115,305
48,221		AXA S.A.	1,282,271
8,569		Bouygues S.A.	338,558
11,233		Cap Gemini S.A.	1,395,034
5,214		Carrefour S.A.	88,230
7,216		Casino Guichard Perrachon S.A.	293,386
23,524		CNP Assurances	423,439
36,463		Compagnie de Saint-Gobain	1,375,689
26,171		Danone	2,094,319
2,916		Eiffage S.A.	338,005
12,873		Essilor International S.A.	1,905,957
5,240		Eurazeo	375,018
999		Gecina S.A.	188,793
10,865		Groupe Eurotunnel S.A.	191,672
2,507		JC Decaux S.A.	67,006
124

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

2,810		Kering	$1,716,968
6,845		Legrand S.A.	547,680
9,147		L’Oreal S.A.	2,544,198
5,741		Michelin (C.G.D.E.) (Class B)	666,089
129,634		Natixis	547,429
112,977		Orange S. A.	1,597,039
58,030		Peugeot S.A.	1,194,852
26,343		Renault S.A.	1,030,360
35,811		Sanofi-Aventis	3,453,553
22,210		Schneider Electric S.A.	2,214,925
844		SEB S.A.	108,367
1,672		Teleperformance	419,501
73,820		Total S.A.	3,594,347
863		Unibail-Rodamco-Westfield	117,342
5,797		Unibail-Rodamco-Westfield	788,215
10,101		Valeo S.A.	300,011
3,179		Wendel	424,127
6,782	*,g	Worldline S.A.	477,899
		TOTAL FRANCE	36,750,219

GERMANY - 8.6%
4,416		Adidas-Salomon AG.	1,395,960
13,717		Allianz AG.	3,274,844
35,031		BASF SE	2,364,476
21,778		Bayerische Motoren Werke AG.	1,551,278
3,949		Beiersdorf AG.	448,475
3,862		Brenntag AG.	199,859
4,532		Deutsche Boerse AG.	735,650
49,929		Deutsche Post AG.	1,742,016
28,492		Deutsche Wohnen AG.	1,205,502
2,094		Fraport AG. Frankfurt Airport Services Worldwide	155,745
16,521		HeidelbergCement AG.	1,114,195
12,762		Henkel KGaA	1,175,834
7,458		Henkel KGaA (Preference)	758,497
2,757		Hochtief AG.	318,889
10,406		Merck KGaA	1,334,356
10,854		Metro Wholesale & Food Specialist AG.	151,022
4,365		MTU Aero Engines Holding AG.	1,322,005
2,799		Muenchener Rueckver AG.	825,258
2,162		Puma AG. Rudolf Dassler Sport	173,117
29,817		SAP AG.	3,883,101
4,874		Sartorius AG.	1,134,247
25,128	*	Siemens AG.	3,099,239
99,767		Telefonica Deutschland Holding AG.	302,397
5,384	*,g	Zalando SE	257,785
		TOTAL GERMANY	28,923,747

HONG KONG - 3.8%
1,900		ASM Pacific Technology	25,602
360,517		BOC Hong Kong Holdings Ltd	1,191,719
121,500		CLP Holdings Ltd	1,263,544
276,893		Hang Lung Properties Ltd	578,409
62,281		Hang Seng Bank Ltd	1,258,906
240,485		HKT Trust and HKT Ltd	358,979
125

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

718,895		Hong Kong & China Gas Ltd	$1,375,734
53,180		Hong Kong Exchanges and Clearing Ltd	1,747,358
140,330		Link REIT	1,419,089
198,731		MTR Corp	1,114,615
264,093		PCCW Ltd	155,544
68,468		Swire Pacific Ltd (Class A)	601,202
160,400		Swire Properties Ltd	497,947
138,284		Techtronic Industries Co	1,103,381
		TOTAL HONG KONG	12,692,029

IRELAND - 0.6%
17,795		CRH plc	668,145
11,182		Kerry Group plc (Class A)	1,429,880
		TOTAL IRELAND	2,098,025

ISRAEL - 0.7%
141,577		Bank Hapoalim Ltd	1,215,529
110,117		Bank Leumi Le-Israel	791,734
12,652		Mizrahi Tefahot Bank Ltd	344,407
		TOTAL ISRAEL	2,351,670

ITALY - 1.9%
73,685		Assicurazioni Generali S.p.A.	1,435,801
722,968		Banca Intesa S.p.A.	1,795,502
296,512		Enel S.p.A.	2,584,492
53,238	g	Pirelli & C S.p.A	257,838
26,275		Terna Rete Elettrica Nazionale S.p.A.	183,302
		TOTAL ITALY	6,256,935

JAPAN - 24.1%
52,900	e	Aeon Co Ltd	1,081,989
60,200		Ajinomoto Co, Inc	991,485
25,737		Alfresa Holdings Corp	517,113
2,214		All Nippon Airways Co Ltd	69,153
66,200		Asahi Kasei Corp	677,117
65,000		Astellas Pharma, Inc	1,148,558
2,700		Benesse Holdings, Inc	74,169
1,200		Calbee, Inc	39,241
2,900	*	Casio Computer Co Ltd	53,753
8,181		Central Japan Railway Co	1,605,780
15,155		Chugai Pharmaceutical Co Ltd	1,552,307
2,000		CyberAgent, Inc	79,698
8,427		Dai Nippon Printing Co Ltd	232,371
2,000		Daifuku Co Ltd	120,422
6,075		Daikin Industries Ltd	856,012
26,649		Daiwa House Industry Co Ltd	838,974
23,959		Denso Corp	982,850
17,332		East Japan Railway Co	1,526,109
13,348		Eisai Co Ltd	1,005,927
1,200		Fast Retailing Co Ltd	645,451
14,272		Fujitsu Ltd	1,509,017
6,616		Hankyu Hanshin Holdings, Inc	268,425
6,011		Hino Motors Ltd	56,287
3,200		Hitachi Chemical Co Ltd	133,962
126

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

5,200	*	Hitachi Construction Machinery Co Ltd	$139,349
6,600		Hitachi High-Technologies Corp	471,900
24,563		Hitachi Metals Ltd	377,519
74,461		Honda Motor Co Ltd	1,904,369
4,741		Hulic Co Ltd	57,483
105,350		Inpex Holdings, Inc	983,355
50,600		Kajima Corp	641,931
2,900		Kansai Paint Co Ltd	69,420
22,800		Kao Corp	1,818,463
19,500		Kawasaki Heavy Industries Ltd	384,438
72,796		KDDI Corp	2,199,826
1,500		Keio Corp	85,800
6,246		Keyence Corp	2,099,636
19,900		Kikkoman Corp	964,307
1,465		Kintetsu Corp	77,210
39,500		Komatsu Ltd	873,385
60,200		Konica Minolta Holdings, Inc	367,468
34,672		Kubota Corp	542,949
5,300		Kuraray Co Ltd	63,709
21,200		Kyocera Corp	1,392,974
49,810		Kyushu Electric Power Co, Inc	410,175
2,400		Kyushu Railway Co	78,526
3,200	e	Lawson, Inc	185,210
3,100		Lion Corp	58,890
1,600		Marui Co Ltd	37,005
92,679		Mitsubishi Chemical Holdings Corp	669,788
68,379		Mitsubishi Corp	1,752,938
30,726		Mitsubishi Estate Co Ltd	601,752
30,600		Mitsubishi UFJ Lease & Finance Co Ltd	191,666
3,900		Mitsui Chemicals, Inc	85,649
37,900		Mitsui Fudosan Co Ltd	1,003,800
33,700	e	Mitsui Trust Holdings, Inc	1,242,516
16,000		Murata Manufacturing Co Ltd	905,837
3,200		Nabtesco Corp	91,695
26,701		NEC Corp	1,188,551
5,600		NGK Insulators Ltd	93,893
5,900		NGK Spark Plug Co Ltd	103,671
38,200		Nikon Corp	461,264
5,004		Nintendo Co Ltd	1,840,750
1,800		Nippon Express Co Ltd	93,796
87,454		Nippon Steel Corp	1,213,466
19,300		Nippon Yusen Kabushiki Kaisha	307,332
4,413		Nissin Food Products Co Ltd	331,234
1,162		Nitori Co Ltd	180,576
16,900		Nitto Denko Corp	939,439
14,600		NKSJ Holdings, Inc	545,511
2,500		Nomura Real Estate Holdings, Inc	61,565
21,200		Nomura Research Institute Ltd	466,520
64,512		NTT DoCoMo, Inc	1,832,940
12,285		Obayashi Corp	134,729
2,121		Odakyu Electric Railway Co Ltd	47,047
4,200		Omron Corp	240,513
24,900		Ono Pharmaceutical Co Ltd	573,368
10,382		Oriental Land Co Ltd	1,352,099
127

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

34,000		Osaka Gas Co Ltd	$575,343
3,500		Otsuka Corp	136,482
131,406		Panasonic Corp	1,305,915
76,170	*	Rakuten, Inc	587,610
51,029		Recruit Holdings Co Ltd	1,988,921
264,400		Resona Holdings, Inc	1,090,345
9,000		Santen Pharmaceutical Co Ltd	167,855
3,801		Secom Co Ltd	333,548
6,224		Sekisui Chemical Co Ltd	103,663
12,663	e	Sekisui House Ltd	272,282
29,208		Sharp Corp	396,211
4,700		Shimadzu Corp	131,905
13,068		Shimizu Corp	134,036
10,500		Shin-Etsu Chemical Co Ltd	1,200,818
6,100		Shionogi & Co Ltd	362,792
23,800		Shiseido Co Ltd	1,532,258
18,500		Showa Denko KK	442,384
400		Sohgo Security Services Co Ltd	20,760
42,715		Sony Corp	2,986,925
1,314		Stanley Electric Co Ltd	33,842
198,300		Sumitomo Chemical Co Ltd	842,616
21,208	e	Sumitomo Dainippon Pharma Co Ltd	364,064
31,871		Sumitomo Metal Mining Co Ltd	906,107
19,100		Suntory Beverage & Food Ltd	808,661
14,500		Sysmex Corp	1,037,333
7,700		T&D Holdings, Inc	82,077
59,000		Takeda Pharmaceutical Co Ltd	2,265,799
2,900		Teijin Ltd	51,849
1,100		Toho Gas Co Ltd	42,495
10,826		Tokio Marine Holdings, Inc	587,648
5,700		Tokyo Electron Ltd	1,253,693
13,700		Tokyo Gas Co Ltd	301,208
8,300		Tokyu Corp	146,265
26,100		Toray Industries, Inc	170,780
1,824		Toto Ltd	74,117
1,700		Toyo Suisan Kaisha Ltd	71,223
65,895		Toyota Motor Corp	4,581,525
29,000		Uni-Charm Corp	992,485
4,169		USS Co Ltd	75,666
2,700		West Japan Railway Co	228,446
16,400		Yakult Honsha Co Ltd	824,843
13,800		Yamada Denki Co Ltd	69,556
2,470		Yamaha Corp	126,185
5,486	e	Yaskawa Electric Corp	187,795
2,898		Yokogawa Electric Corp	50,425
		TOTAL JAPAN	80,852,128

LUXEMBOURG - 0.4%
11,835		Millicom International Cellular S.A.	558,894
64,715		Tenaris S.A.	668,802
		TOTAL LUXEMBOURG	1,227,696

NETHERLANDS - 2.9%
244,118		Aegon NV	988,653
128

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

3,491		Akzo Nobel NV	$329,437
13,096		ASML Holding NV	3,675,222
6,646		DSM NV	808,855
176,673		ING Groep NV	1,918,175
1,766		Koninklijke Vopak NV	94,563
24,376	*	Prosus NV	1,758,330
2,186		Randstad Holdings NV	125,555
		TOTAL NETHERLANDS	9,698,790

NEW ZEALAND - 0.3%
30,585		Auckland International Airport Ltd	170,240
7,428		Fisher & Paykel Healthcare Corp	111,114
52,541		Fletcher Building Ltd	187,531
43,147		Meridian Energy Ltd	148,272
15,042		Ryman Healthcare Ltd	159,471
28,106		Telecom Corp of New Zealand Ltd	84,181
		TOTAL NEW ZEALAND	860,809

NORWAY - 1.0%
3,380		Aker BP ASA	95,206
73,343	e	Equinor ASA	1,323,663
184,305		Norsk Hydro ASA	576,017
28,532		Orkla ASA	275,442
28,614		PAN Fish ASA	682,494
4,269		Schibsted ASA (B Shares)	120,584
25,042		Telenor ASA	452,535
		TOTAL NORWAY	3,525,941

PORTUGAL - 0.4%
29,601		Energias de Portugal S.A.	148,447
68,695		Galp Energia SGPS S.A.	1,038,018
2,279		Jeronimo Martins SGPS S.A.	39,217
		TOTAL PORTUGAL	1,225,682

SINGAPORE - 1.5%
43,105		Ascendas REIT	99,251
34,400		CapitaCommercial Trust	51,771
352,023		CapitaLand Ltd	927,642
52,700		CapitaMall Trust	96,891
26,000		City Developments Ltd	200,391
92,091		DBS Group Holdings Ltd	1,696,412
8,446		Jardine Cycle & Carriage Ltd	179,582
135,800	e	Keppel Corp Ltd	660,032
34,318		Singapore Airlines Ltd	213,939
83,900	e	Singapore Press Holdings Ltd	123,281
285,025		Singapore Telecommunications Ltd	685,662
9,200		Singapore Telecommunications Ltd	22,138
32,100		UOL Group Ltd	186,471
		TOTAL SINGAPORE	5,143,463

SPAIN - 3.1%
21,793		Amadeus IT Holding S.A.	1,708,703
344,248		Banco Bilbao Vizcaya Argentaria S.A.	1,782,032
129

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

25,781		Bankinter S.A.	$167,179
340,478		CaixaBank S.A.	995,139
5,020		Enagas	135,258
18,190		Ferrovial S.A.	577,813
26,230		Gas Natural SDG S.A.	691,810
192,481		Iberdrola S.A.	2,106,000
3,267	*	Iberdrola S.A. - Interim	35,745
26,846		Industria De Diseno Textil S.A.	902,752
1,014		Red Electrica Corp S.A.	20,286
103,013		Repsol YPF S.A.	1,417,744
		TOTAL SPAIN	10,540,461

SWEDEN - 2.9%
17,579		Assa Abloy AB	417,260
13,594		Atlas Copco AB (A Shares)	481,146
9,807		Atlas Copco AB (B Shares)	304,835
37,483		Boliden AB	889,854
3,728		Electrolux AB (Series B)	88,564
35,017		Essity AB	1,111,647
15,222	e	Hennes & Mauritz AB (B Shares)	333,967
2,372		Husqvarna AB (B Shares)	17,877
2,585		ICA Gruppen AB	113,661
5,764		Kinnevik AB	139,074
15,109		Lundin Petroleum AB	459,535
51,987		Sandvik AB	948,850
78,654		Skandinaviska Enskilda Banken AB (Class A)	777,253
3,114		Skanska AB (B Shares)	72,079
6,548		SKF AB (B Shares)	119,859
103,986		Svenska Handelsbanken AB	1,018,772
73,896		Swedbank AB (A Shares)	1,134,579
7,200		Tele2 AB (B Shares)	108,627
34,057		TeliaSonera AB	145,643
66,182		Volvo AB (B Shares)	1,131,297
		TOTAL SWEDEN	9,814,379

SWITZERLAND - 9.5%
81,104		ABB Ltd	1,888,258
3,348		Adecco S.A.	196,153
25,443	*	Alcon, Inc	1,503,116
414		Barry Callebaut AG.	914,414
5,996		Clariant AG.	134,968
27,366		Coca-Cola HBC AG.	1,005,213
193		Givaudan S.A.	636,798
1,245		Kuehne & Nagel International AG.	201,219
3,511		Lonza Group AG.	1,441,932
76,684		Nestle S.A.	8,457,678
5,141		Phonak Holding AG.	1,289,216
18,987		Roche Holding AG.	6,369,538
120		SGS S.A.	347,121
4,496		Sika AG.	808,495
13,816		Swiss Re Ltd	1,560,087
405		Swisscom AG.	222,209
166,036		UBS AG.	2,062,103
3,373		Vifor Pharma AG.	621,565
130

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

5,323		Zurich Financial Services AG.	$2,209,671
		TOTAL SWITZERLAND	31,869,754

UNITED KINGDOM - 14.6%
90,312		3i Group plc	1,313,747
36,773		Associated British Foods plc	1,272,848
19,498		AstraZeneca plc	1,907,441
40,545		AstraZeneca plc (ADR)	1,974,542
273,407		Aviva plc	1,432,787
73,304		Barratt Developments plc	776,108
4,806		Berkeley Group Holdings plc	332,547
97,370		British Land Co plc	712,101
621,308		BT Group plc	1,320,247
12,581		Burberry Group plc	322,582
120,351		CNH Industrial NV	1,146,342
23,615		Coca-Cola European Partners plc (Class A)	1,242,385
74,855		Compass Group plc	1,850,580
12,251		Croda International plc	804,508
6,950		DCC plc	561,157
5,304		easyJet plc	97,363
117,168		Informa plc	1,196,870
19,838		InterContinental Hotels Group plc	1,221,942
15,997		Intertek Group plc	1,213,820
110,713		ITV plc	197,247
242,527		J Sainsbury plc	646,881
14,160		Johnson Matthey plc	485,490
190,476		Kingfisher plc	511,382
73,052		Land Securities Group plc	903,238
381,089		Legal & General Group plc	1,532,703
16,867		London Stock Exchange Group plc	1,743,049
232,365		Marks & Spencer Group plc	538,839
106,478		Meggitt plc	947,237
41,333		Mondi plc	840,993
154,315		National Grid plc	2,050,333
3,172		Next plc	288,269
107,171		Pearson plc	799,917
113,762		Prudential plc	2,022,730
80,975		RELX plc	2,148,414
9,980		Schroders plc	422,548
73,333		Scottish & Southern Energy plc	1,459,750
77,592		Segro plc	931,717
175,300		Standard Chartered plc	1,457,696
279,130		Standard Life Aberdeen plc	1,109,102
340,120		Taylor Wimpey plc	966,075
527,867		Tesco plc	1,716,897
515,573		Vodafone Group plc	1,012,955
57,369	d	Vodafone Group plc (ADR)	1,125,006
9,328		Whitbread plc	549,875
319,093		WM Morrison Supermarkets plc	765,126
79,964		WPP plc	994,236
		TOTAL UNITED KINGDOM	48,867,622
131

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

UNITED STATES - 0.4%
16,045	Ferguson plc	$1,440,870
	TOTAL UNITED STATES	1,440,870

	TOTAL COMMON STOCKS	330,488,945
	(Cost $313,412,347)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.7%

GOVERNMENT AGENCY DEBT - 2.0%
$6,810,000		Federal Home Loan Bank (FHLB)	1.500%	02/03/20	6,810,000
		TOTAL GOVERNMENT AGENCY DEBT			6,810,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
2,209,795	c	State Street Navigator Securities Lending Government Money Market Portfolio			2,209,795
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			2,209,795

		TOTAL SHORT-TERM INVESTMENTS			9,019,795
		(Cost $9,019,227)
		TOTAL INVESTMENTS - 101.2%			339,508,740
		(Cost $322,431,574)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(4,146,158)
		NET ASSETS - 100.0%			$335,362,582

Abbreviation(s):
	ADR	American Depositary Receipt
	REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,540,982.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/20, the aggregate value of these securities is $2,857,540 or 0.9% of net assets.

Futures contracts outstanding as of January 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	34	03/20/20	$3,389,973	$3,360,050	$(29,923)
132

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2020

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$62,184,156	18.5%
INDUSTRIALS	46,150,579	13.7
CONSUMER DISCRETIONARY	38,826,360	11.6
CONSUMER STAPLES	37,824,234	11.3
HEALTH CARE	37,632,655	11.2
MATERIALS	26,790,972	8.0
INFORMATION TECHNOLOGY	22,769,545	6.8
COMMUNICATION SERVICES	17,798,587	5.3
UTILITIES	15,010,910	4.5
ENERGY	13,037,406	3.9
REAL ESTATE	12,463,541	3.7
SHORT-TERM INVESTMENTS	9,019,795	2.7
OTHER ASSETS & LIABILITIES, NET	(4,146,158)	(1.2)

NET ASSETS	$335,362,582	100.0%
133

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.70%

AUTOMOBILES & COMPONENTS - 0.8%
84,383		Adient plc	$2,169,487
119,334	*	American Axle & Manufacturing Holdings, Inc	1,102,646
193,493		Aptiv plc	16,406,271
153,471		BorgWarner, Inc	5,262,521
51,044		Cooper Tire & Rubber Co	1,352,156
21,867	*	Cooper-Standard Holding, Inc	579,913
102,449		Dana Inc	1,578,739
21,558	*	Dorman Products, Inc	1,504,748
2,981,462		Ford Motor Co	26,296,495
32,053	*	Fox Factory Holding Corp	2,109,728
953,492		General Motors Co	31,837,098
186,983		Gentex Corp	5,566,484
33,579	*	Gentherm, Inc	1,548,328
200,242		Goodyear Tire & Rubber Co	2,629,177
118,461		Harley-Davidson, Inc	3,956,597
19,616		LCI Industries, Inc	2,117,939
43,577		Lear Corp	5,367,815
28,052	*	Modine Manufacturing Co	197,206
11,927	*,e	Motorcar Parts of America, Inc	236,870
19,417		Spartan Motors, Inc	330,089
11,685		Standard Motor Products, Inc	567,657
30,894	*	Stoneridge, Inc	860,707
48,457		Tenneco, Inc	458,888
108,633	*	Tesla, Inc	70,673,371
40,551		Thor Industries, Inc	3,265,167
17,990	*	Visteon Corp	1,435,782
22,202		Winnebago Industries, Inc	1,215,782
		TOTAL AUTOMOBILES & COMPONENTS	190,627,661

BANKS - 5.5%
12,663		1st Source Corp	597,567
2,914		ACNB Corp	93,394
6,304	*	Allegiance Bancshares, Inc	234,509
13,760	*	Amerant Bancorp Inc	256,349
4,388		American National Bankshares, Inc	149,631
42,299		Ameris Bancorp	1,699,997
3,366		Ames National Corp	89,805
6,554		Arrow Financial Corp	229,783
141,772		Associated Banc-Corp	2,825,516
48,106	*	Atlantic Capital Bancshares, Inc	907,760
65,534		Atlantic Union Bankshares Corp	2,207,840
58,558	*	Axos Financial, Inc	1,649,579
52,790		Banc of California, Inc	842,528
21,345		Bancfirst Corp	1,233,741
74,325		BancorpSouth Bank	2,123,465
134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,160	e	Bank First Corp	$260,998
6,255,806		Bank of America Corp	205,378,111
8,806		Bank of Commerce Holdings	94,224
36,335		Bank of Hawaii Corp	3,255,616
6,504		Bank of Marin Bancorp	286,566
50,103		Bank of NT Butterfield & Son Ltd	1,664,422
99,378		Bank OZK	2,701,094
7,113		BankFinancial Corp	88,699
78,805		BankUnited	2,600,565
2,485		Bankwell Financial Group, Inc	67,170
27,463		Banner Corp	1,415,718
7,764		Bar Harbor Bankshares	170,808
6,303	*	Baycom Corp	141,565
5,274		BCB Bancorp, Inc	69,195
37,638		Berkshire Hills Bancorp, Inc	1,059,510
27,517		BOK Financial Corp	2,171,091
47,039		Boston Private Financial Holdings, Inc	536,245
9,958		Bridge Bancorp, Inc	302,225
40,134		Brookline Bancorp, Inc	610,037
14,824		Bryn Mawr Bank Corp	556,196
5,835		Business First Bancshares, Inc	144,591
42,420		Byline Bancorp, Inc	818,706
1,500		C&F Financial Corp	75,075
111,048		Cadence BanCorp	1,735,680
2,224	e	Cambridge Bancorp	160,528
21,731		Camden National Corp	1,027,007
4,137		Capital City Bank Group, Inc	117,987
99,807		Capitol Federal Financial	1,315,456
4,450		Capstar Financial Holdings, Inc	66,616
10,786		Carolina Financial Corp	413,643
16,128	*	Carter Bank & Trust	319,173
56,443		Cathay General Bancorp	2,035,335
11,032		CBTX, Inc	325,996
109,613		Centerstate Banks of Florida, Inc	2,472,869
16,071		Central Pacific Financial Corp	445,649
5,526		Central Valley Community Bancorp	103,834
1,597		Century Bancorp, Inc	137,342
1,397		Chemung Financial Corp	55,419
74,696		CIT Group, Inc	3,414,354
1,675,387		Citigroup, Inc	124,665,547
4,874		Citizens & Northern Corp	124,628
332,312		Citizens Financial Group, Inc	12,388,591
12,049		City Holding Co	911,868
5,425		Civista Bancshares, Inc	119,404
7,829		CNB Financial Corp	231,425
4,321		Codorus Valley Bancorp, Inc	94,198
53,818		Columbia Banking System, Inc	2,082,757
69,918	*	Columbia Financial, Inc	1,172,525
115,801		Comerica, Inc	7,082,389
83,410	e	Commerce Bancshares, Inc	5,643,521
46,799		Community Bank System, Inc	3,101,370
11,706		Community Bankers Trust Corp	103,364
2,126		Community Financial Corp	72,284
11,171		Community Trust Bancorp, Inc	488,731
135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,938		ConnectOne Bancorp, Inc	$399,906
43,370	e	Cullen/Frost Bankers, Inc	3,866,869
42,835	*	Customers Bancorp, Inc	915,812
85,857		CVB Financial Corp	1,783,250
17,313		Dime Community Bancshares	336,045
28,606		Eagle Bancorp, Inc	1,250,082
103,806		East West Bancorp, Inc	4,758,467
5,087		Enterprise Bancorp, Inc	157,799
12,541		Enterprise Financial Services Corp	545,659
30,454	*	Equity Bancshares, Inc	817,994
3,904		ESSA Bancorp, Inc	66,173
72,925		Essent Group Ltd	3,617,809
2,367		Evans Bancorp, Inc	92,408
4,971	e	Farmers & Merchants Bancorp, Inc	146,147
11,577		Farmers National Banc Corp	183,148
12,667		FB Financial Corp	451,579
5,114		Federal Agricultural Mortgage Corp (Class C)	390,198
547,147		Fifth Third Bancorp	15,566,332
8,822		Financial Institutions, Inc	271,806
21,839		First Bancorp	774,848
194,221		First Bancorp (Puerto Rico)	1,800,429
5,552		First Bancorp, Inc	157,011
9,160		First Bancshares, Inc	315,287
39,146		First Busey Corp	998,223
3,142		First Business Financial Services, Inc	79,116
6,136		First Citizens Bancshares, Inc (Class A)	3,232,568
87,439		First Commonwealth Financial Corp	1,182,175
9,068		First Community Bancshares, Inc	265,783
10,819		First Defiance Financial Corp	317,970
70,718		First Financial Bancorp	1,700,061
96,480		First Financial Bankshares, Inc	3,234,010
5,725		First Financial Corp	238,904
3,992		First Financial Northwest, Inc	58,403
15,407		First Foundation, Inc	254,216
2,482		First Guaranty Bancshares, Inc	44,676
99,512		First Hawaiian, Inc	2,891,819
231,164		First Horizon National Corp	3,698,624
2,608		First Internet Bancorp	69,138
30,796		First Interstate Bancsystem, Inc	1,185,646
35,747		First Merchants Corp	1,420,943
5,319		First Mid-Illinois Bancshares, Inc	174,197
79,039		First Midwest Bancorp, Inc	1,576,038
4,850		First Northwest Bancorp	76,582
12,443		First of Long Island Corp	274,493
124,648		First Republic Bank	13,820,970
31,141		Flagstar Bancorp, Inc	1,097,409
15,021		Flushing Financial Corp	298,467
277,902		FNB Corp	3,243,116
7,225		Franklin Financial Network, Inc	266,386
124,697		Fulton Financial Corp	2,053,760
11,282		German American Bancorp, Inc	385,732
72,085		Glacier Bancorp, Inc	3,054,241
5,718		Great Southern Bancorp, Inc	325,411
136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

46,439		Great Western Bancorp, Inc	$1,372,272
1,561		Greene County Bancorp, Inc	45,566
4,475		Guaranty Bancshares, Inc	136,935
76,655		Hancock Whitney Corp	3,046,270
17,111		Hanmi Financial Corp	287,807
12,453	*	HarborOne Northeast Bancorp, Inc	135,862
7,129	*	HBT Financial, Inc	137,804
21,581		Heartland Financial USA, Inc	1,055,527
19,171		Heritage Commerce Corp	222,384
16,582		Heritage Financial Corp	427,484
65,867		Hilltop Holdings, Inc	1,491,229
667		Hingham Institution for Savings	139,663
2,720		Home Bancorp, Inc	96,723
120,128		Home Bancshares, Inc	2,296,847
15,343	*	HomeStreet, Inc	492,664
8,155		HomeTrust Bancshares, Inc	216,271
109,452		Hope Bancorp, Inc	1,521,930
18,388		Horizon Bancorp	311,125
4,484	*	Howard Bancorp, Inc	75,735
774,092		Huntington Bancshares, Inc	10,504,428
46,494		IBERIABANK Corp	3,380,579
26,956		Independent Bank Corp	1,946,223
42,274		Independent Bank Corp	903,818
24,309		Independent Bank Group, Inc	1,301,018
47,386		International Bancshares Corp	1,867,008
4,146		Investar Holding Corp	91,668
200,987		Investors Bancorp, Inc	2,428,928
2,400,228		JPMorgan Chase & Co	317,694,178
63,418		Kearny Financial Corp	783,212
743,523		Keycorp	13,911,315
25,883		Lakeland Bancorp, Inc	420,340
18,429		Lakeland Financial Corp	874,272
4,325		LCNB Corp	71,665
6,707	*,e	LendingTree, Inc	2,087,218
12,400		Live Oak Bancshares, Inc	216,752
100,334		M&T Bank Corp	16,908,286
12,254		Macatawa Bank Corp	129,280
3,486	*	Malvern Bancorp, Inc	69,720
8,871		Mercantile Bank Corp	290,703
9,591		Merchants Bancorp	188,751
32,710		Meridian Bancorp, Inc	588,453
35,241		Meta Financial Group, Inc	1,311,670
8,963	*	Metropolitan Bank Holding Corp	440,531
283,943		MGIC Investment Corp	3,915,574
9,191		Midland States Bancorp, Inc	242,826
5,843		MidWestOne Financial Group, Inc	188,963
69,956	*	Mr Cooper Group, Inc	866,055
2,434		MutualFirst Financial, Inc	90,618
29,891		National Bank Holdings Corp	974,447
2,722		National Bankshares, Inc	111,166
41,906		NBT Bancorp, Inc	1,583,628
346,276		New York Community Bancorp, Inc	3,829,813
4,841	*	Nicolet Bankshares, Inc	342,017
55,426	*	NMI Holdings, Inc	1,769,198
137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,985		Northeast Bank	$79,979
23,045		Northfield Bancorp, Inc	366,185
3,202		Northrim BanCorp, Inc	120,491
100,175		Northwest Bancshares, Inc	1,575,252
3,306		Norwood Financial Corp	112,404
53,420		OceanFirst Financial Corp	1,242,549
56,581		OFG Bancorp	1,115,212
2,358		Ohio Valley Banc Corp	77,932
141,697		Old National Bancorp	2,537,793
15,107		Old Second Bancorp, Inc	185,590
12,072		Opus Bank	321,538
9,484		Origin Bancorp, Inc	334,216
3,392		Orrstown Financial Services, Inc	69,909
8,412	*	Pacific Mercantile Bancorp	58,295
36,587		Pacific Premier Bancorp, Inc	1,090,293
100,415		PacWest Bancorp	3,519,546
14,767		Park National Corp	1,402,422
3,491		Parke Bancorp, Inc	75,126
10,060		PCSB Financial Corp	199,993
10,228		Peapack Gladstone Financial Corp	298,964
2,782		Penns Woods Bancorp, Inc	87,772
33,152		PennyMac Financial Services, Inc	1,117,885
2,432		Peoples Bancorp of North Carolina, Inc	66,515
7,608		Peoples Bancorp, Inc	247,564
2,907		Peoples Financial Services Corp	134,739
314,217		People’s United Financial, Inc	4,845,226
5,959		People’s Utah Bancorp	155,411
59,836		Pinnacle Financial Partners, Inc	3,533,914
336,788		PNC Financial Services Group, Inc	50,029,857
73,202		Popular, Inc	4,096,384
7,341		Preferred Bank	441,268
5,393		Premier Financial Bancorp, Inc	91,681
71,203		Prosperity Bancshares, Inc	4,998,451
4,863	*	Provident Bancorp Inc	57,432
59,575		Provident Financial Services, Inc	1,358,906
4,558		Prudential Bancorp, Inc	80,266
6,598		QCR Holdings, Inc	271,178
159,228		Radian Group, Inc	3,899,494
8,182		RBB Bancorp	161,022
735,694		Regions Financial Corp	11,454,756
3,521		Reliant Bancorp Inc	74,856
43,926		Renasant Corp	1,402,557
4,080		Republic Bancorp, Inc (Class A)	170,952
28,579	*	Republic First Bancorp, Inc	91,167
10,113		Riverview Bancorp, Inc	74,432
19,161		S&T Bancorp, Inc	720,262
17,948		Sandy Spring Bancorp, Inc	624,590
28,495	*	Seacoast Banking Corp of Florida	773,639
35,419		ServisFirst Bancshares, Inc	1,301,648
6,457		Shore Bancshares, Inc	104,926
4,948		Sierra Bancorp	132,507
42,386		Signature Bank	6,014,150
72,648		Simmons First National Corp (Class A)	1,742,099
138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,022		SmartFinancial, Inc	$86,956
30,627		South State Corp	2,315,707
2,602	*	Southern First Bancshares, Inc	101,608
2,640		Southern Missouri Bancorp, Inc	94,037
5,193		Southern National Bancorp of Virginia, Inc	80,647
14,973		Southside Bancshares, Inc	525,253
172,833		Sterling Bancorp/DE	3,456,660
12,468		Stock Yards Bancorp, Inc	483,010
5,685		Summit Financial Group, Inc	139,567
39,589	*	SVB Financial Group	9,514,424
120,502		Synovus Financial Corp	4,219,980
116,408		TCF Financial Corp	4,921,730
3,551		Territorial Bancorp, Inc	103,086
39,697	*	Texas Capital Bancshares, Inc	2,181,747
51,434		TFS Financial Corp	1,050,797
30,786	*	The Bancorp, Inc	364,198
3,470		Timberland Bancorp, Inc	97,715
8,586		Tompkins Financial Corp	739,169
59,093		Towne Bank	1,568,919
30,847		Trico Bancshares	1,122,831
11,899	*	Tristate Capital Holdings, Inc	273,558
9,917	*	Triumph Bancorp, Inc	386,565
1,028,575		Truist Financial Corp	53,043,613
138,031		Trustco Bank Corp NY	1,094,586
55,241		Trustmark Corp	1,766,607
34,695		UMB Financial Corp	2,305,830
196,207		Umpqua Holdings Corp	3,315,898
1,840		Union Bankshares, Inc	61,861
75,942		United Bankshares, Inc	2,604,811
59,222		United Community Banks, Inc	1,653,478
25,631		United Community Financial Corp	280,147
7,069		United Security Bancshares	68,852
4,117		Unity Bancorp, Inc	90,245
14,041		Univest Financial Corp	348,778
1,103,123		US Bancorp	58,708,206
299,500		Valley National Bancorp	3,153,735
46,527		Veritex Holdings, Inc	1,317,645
29,173		Walker & Dunlop, Inc	1,936,212
64,136		Washington Federal, Inc	2,180,624
8,058		Washington Trust Bancorp, Inc	381,385
13,159		Waterstone Financial, Inc	230,151
72,662		Webster Financial Corp	3,259,617
2,927,791		Wells Fargo & Co	137,430,509
49,269		WesBanco, Inc	1,631,789
8,275		West Bancorporation, Inc	189,415
25,370		Westamerica Bancorporation	1,607,443
82,993		Western Alliance Bancorp	4,583,703
14,297		Western New England Bancorp, Inc	128,387
41,464		Wintrust Financial Corp	2,623,842
46,380		WSFS Financial Corp	1,850,098
129,048		Zions Bancorporation	5,870,394
		TOTAL BANKS	1,346,745,155
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 6.8%
429,516		3M Co	$68,147,009
94,557		A.O. Smith Corp	4,036,638
27,127		Aaon, Inc	1,422,540
29,134		AAR Corp	1,240,526
28,601		Acuity Brands, Inc	3,371,200
25,625		Advanced Drainage Systems, Inc	1,065,231
120,893	*	Aecom Technology Corp	5,830,669
19,957	*	Aegion Corp	417,101
55,409	*	Aerojet Rocketdyne Holdings, Inc	2,885,147
17,124	*	Aerovironment, Inc	1,140,630
47,272		AGCO Corp	3,315,658
77,445		Air Lease Corp	3,325,488
59,494		Aircastle Ltd	1,909,162
11,318		Alamo Group, Inc	1,409,770
24,183		Albany International Corp (Class A)	1,687,248
67,229		Allegion plc	8,694,054
4,154		Allied Motion Technologies, Inc	190,419
77,131		Allison Transmission Holdings, Inc	3,409,190
37,736		Altra Industrial Motion Corp	1,255,099
12,897	*	Ameresco, Inc	247,493
15,949	*	American Woodmark Corp	1,748,808
174,311		Ametek, Inc	16,934,314
16,001		Apogee Enterprises, Inc	509,152
30,024		Applied Industrial Technologies, Inc	1,938,650
301,257		Arconic, Inc	9,022,647
48,088		Arcosa, Inc	2,103,850
21,150		Argan, Inc	890,626
12,841	*	Armstrong Flooring, Inc	45,457
35,004		Armstrong World Industries, Inc	3,511,951
12,100		Astec Industries, Inc	499,004
12,205	*	Astronics Corp	307,566
43,228	*	Atkore International Group, Inc	1,716,152
42,179	*	Axon Enterprise, Inc	3,239,769
24,471		AZZ, Inc	1,009,673
41,380		Barnes Group, Inc	2,613,975
47,463	*	Beacon Roofing Supply, Inc	1,571,500
39,286	*,e	Bloom Energy Corp	309,574
8,167	*	Blue Bird Corp	161,135
26,752	*,e	BlueLinx Holdings, Inc	313,801
60,812	*	BMC Stock Holdings, Inc	1,774,798
405,728		Boeing Co	129,131,051
24,054		Briggs & Stratton Corp	88,278
113,750	*	Builders FirstSource, Inc	2,820,431
74,862		BWX Technologies, Inc	4,760,475
13,421	e	Caesarstone Sdot-Yam Ltd	175,547
12,384	*	CAI International, Inc	336,845
42,074		Carlisle Cos, Inc	6,573,221
408,642		Caterpillar, Inc	53,675,127
25,000	*	Chart Industries, Inc	1,599,500
12,140	*	CIRCOR International, Inc	504,174
61,254	*	Colfax Corp	2,153,691
12,284		Columbus McKinnon Corp	429,817
24,677		Comfort Systems USA, Inc	1,145,013
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,460	*	Commercial Vehicle Group, Inc	$67,165
13,252	*	Construction Partners Inc	222,369
41,484	*	Continental Building Products, Inc	1,534,493
58,134	*	Cornerstone Building Brands, Inc	498,790
35,554		Crane Co	3,038,445
8,509		CSW Industrials, Inc	645,663
24,760		Cubic Corp	1,616,580
113,914		Cummins, Inc	18,222,823
31,595		Curtiss-Wright Corp	4,594,861
239,789		Deere & Co	38,025,740
100,760		Donaldson Co, Inc	5,224,406
27,155		Douglas Dynamics, Inc	1,423,737
109,486		Dover Corp	12,464,981
6,486	*	Ducommun, Inc	265,472
9,722	*	DXP Enterprises, Inc	337,062
18,597	*	Dycom Industries, Inc	751,691
2,789		Eastern Co	77,255
317,382		Eaton Corp	29,983,078
40,791		EMCOR Group, Inc	3,351,796
472,162		Emerson Electric Co	33,820,964
11,910		Encore Wire Corp	646,832
16,323	*,e	Energous Corp	25,627
22,221	*,e	Energy Recovery, Inc	226,876
55,008		Enerpac Tool Group Corp	1,271,235
31,998		EnerSys	2,302,576
12,073		EnPro Industries, Inc	705,546
22,121		ESCO Technologies, Inc	2,122,731
1,925	e	EVI Industries, Inc	51,513
69,617	*	Evoqua Water Technologies Corp	1,390,251
431,091		Fastenal Co	15,036,454
57,306		Federal Signal Corp	1,842,961
92,196		Flowserve Corp	4,303,709
106,582		Fluor Corp	1,906,752
225,494		Fortive Corp	16,896,265
99,566		Fortune Brands Home & Security, Inc	6,841,180
12,013	*	Foundation Building Materials, Inc	214,192
40,482		Franklin Electric Co, Inc	2,335,407
106,958	*	Gardner Denver Holdings, Inc	3,776,687
47,078	*	Gates Industrial Corp plc	587,063
29,558		GATX Corp	2,250,251
3,177	*	Gencor Industries, Inc	35,614
45,924	*	Generac Holdings, Inc	4,757,267
196,038		General Dynamics Corp	34,392,907
6,628,474		General Electric Co	82,524,501
24,372	*	Gibraltar Industries, Inc	1,328,761
27,379	*	GMS, Inc	731,567
30,567		Gorman-Rupp Co	1,128,228
148,076		Graco, Inc	7,870,239
61,615	e	GrafTech International Ltd	661,129
4,289		Graham Corp	78,403
39,572	e	Granite Construction, Inc	1,073,588
40,660	*	Great Lakes Dredge & Dock Corp	425,710
25,581		Greenbrier Cos, Inc	616,246
16,682		Griffon Corp	346,819
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,515		H&E Equipment Services, Inc	$610,382
54,147	*	Harsco Corp	806,790
123,215	*	HD Supply Holdings, Inc	5,019,779
28,889		HEICO Corp	3,536,880
55,081		HEICO Corp (Class A)	5,296,038
16,107		Helios Technologies, Inc	684,870
16,705	*	Herc Holdings, Inc	670,205
62,218		Hexcel Corp	4,617,820
59,682		Hillenbrand, Inc	1,732,568
556,018		Honeywell International, Inc	96,313,438
41,467		Hubbell, Inc	5,939,318
30,676		Huntington Ingalls	8,006,436
2,644		Hurco Cos, Inc	82,757
6,113		Hyster-Yale Materials Handling, Inc	330,041
56,960		IDEX Corp	9,332,896
5,855	*	IES Holdings, Inc	146,434
248,128		Illinois Tool Works, Inc	43,417,437
183,828		Ingersoll-Rand plc	24,491,404
11,105		Insteel Industries, Inc	248,419
63,553		ITT, Inc	4,263,135
101,247		Jacobs Engineering Group, Inc	9,368,385
72,150	*	JELD-WEN Holding, Inc	1,722,942
23,161		John Bean Technologies Corp	2,616,961
606,594		Johnson Controls International plc	23,930,133
6,195		Kadant, Inc	660,387
23,443		Kaman Corp	1,446,902
49,400		Kennametal, Inc	1,545,726
87,155	*	Kratos Defense & Security Solutions, Inc	1,598,423
169,460		L3Harris Technologies, Inc	37,506,582
1,917	*	Lawson Products, Inc	90,521
5,409	*	LB Foster Co (Class A)	91,737
24,834		Lennox International, Inc	5,785,825
44,382		Lincoln Electric Holdings, Inc	3,957,987
11,290		Lindsay Corp	1,129,339
190,200		Lockheed Martin Corp	81,428,424
19,317		Luxfer Holdings plc	308,106
9,749	*	Lydall, Inc	199,270
53,388	*	Manitowoc Co, Inc	771,457
215,329		Masco Corp	10,232,434
17,650	*	Masonite International Corp	1,325,691
51,564	*	Mastec, Inc	2,977,821
52,007	e	Maxar Technologies, Inc	830,032
38,083	*	Mercury Systems, Inc	2,922,870
54,856	*	Meritor, Inc	1,201,895
43,483	*	Middleby Corp	4,877,053
6,122		Miller Industries, Inc	210,658
24,373		Moog, Inc (Class A)	2,184,065
51,629	*	MRC Global, Inc	581,343
31,831		MSC Industrial Direct Co (Class A)	2,166,736
56,321		Mueller Industries, Inc	1,642,884
102,742		Mueller Water Products, Inc (Class A)	1,196,944
8,810	*	MYR Group, Inc	253,023
3,530		National Presto Industries, Inc	304,251
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

59,229	*	Navistar International Corp	$2,168,966
15,855	e	NN, Inc	136,829
42,769		Nordson Corp	7,221,973
120,937		Northrop Grumman Corp	45,299,372
5,149	*	Northwest Pipe Co	168,527
104,096	*	NOW, Inc	1,042,001
7,817	*,e	NV5 Global Inc	485,514
124,065		nVent Electric plc	3,089,218
1,285	e	Omega Flex, Inc	135,439
48,448		Oshkosh Corp	4,168,466
79,055		Owens Corning, Inc	4,782,037
255,995		PACCAR, Inc	18,997,389
96,272		Parker-Hannifin Corp	18,839,468
13,220	*	Parsons Corp	540,698
14,219		Patrick Industries, Inc	737,682
124,599		Pentair plc	5,349,035
53,663	*	PGT, Inc	831,776
202,866	*,e	Plug Power, Inc	784,077
6,290		Powell Industries, Inc	259,588
1,077		Preformed Line Products Co	58,826
22,124		Primoris Services Corp	471,905
16,647	*	Proto Labs, Inc	1,722,964
19,158		Quanex Building Products Corp	339,480
107,199		Quanta Services, Inc	4,196,841
20,497		Raven Industries, Inc	642,786
214,826		Raytheon Co	47,463,656
17,248	*	RBC Bearings, Inc	2,682,236
33,248		Regal-Beloit Corp	2,608,638
153,454	*	Resideo Technologies, Inc	1,562,162
36,879	e	REV Group, Inc	368,790
82,974	*	Rexnord Corp	2,709,101
88,261		Rockwell Automation, Inc	16,916,103
78,386		Roper Technologies Inc	29,916,801
17,334		Rush Enterprises, Inc (Class A)	745,362
2,932		Rush Enterprises, Inc (Class B)	130,064
120,707	*	Sensata Technologies Holding plc	5,705,820
32,276		Simpson Manufacturing Co, Inc	2,668,257
33,622	*	SiteOne Landscape Supply, Inc	3,246,204
40,936		Snap-On, Inc	6,534,614
77,549		Spirit Aerosystems Holdings, Inc (Class A)	5,065,501
38,672	*	SPX Corp	1,897,635
26,101	*	SPX FLOW, Inc	1,141,658
7,239		Standex International Corp	529,098
114,277		Stanley Black & Decker, Inc	18,207,754
16,087	*	Sterling Construction Co, Inc	211,946
86,098	*	Sunrun, Inc	1,466,249
6,434		Systemax, Inc	152,164
26,050	*	Teledyne Technologies, Inc	9,509,813
12,035		Tennant Co	929,343
47,632		Terex Corp	1,207,471
39,562	*	Textainer Group Holdings Ltd	374,652
174,396		Textron, Inc	8,010,008
22,888	*	Thermon Group Holdings	542,446
52,367		Timken Co	2,750,839
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,909		Titan International, Inc	$85,540
10,075	*	Titan Machinery, Inc	123,016
79,203		Toro Co	6,337,824
43,174	*,e	TPI Composites, Inc	895,860
37,651		TransDigm Group, Inc	24,220,135
45,624	*	Trex Co, Inc	4,482,102
47,340	*	Trimas Corp	1,360,078
86,801		Trinity Industries, Inc	1,764,664
46,220		Triton International Ltd	1,735,561
58,488		Triumph Group, Inc	1,194,910
28,202	*	Tutor Perini Corp	317,555
4,906	*	Twin Disc, Inc	47,833
57,713	*	United Rentals, Inc	7,831,077
627,215		United Technologies Corp	94,207,693
112,892	*	Univar Solutions Inc	2,432,823
47,273		Universal Forest Products, Inc	2,264,377
16,779		Valmont Industries, Inc	2,383,625
7,781	*	Vectrus, Inc	433,791
7,165	*	Veritiv Corp	100,883
13,467	*	Vicor Corp	674,023
19,540	*,e	Vivint Solar, Inc	159,446
32,593		W.W. Grainger, Inc	9,864,923
39,948		Wabash National Corp	463,397
43,526	*	WABCO Holdings, Inc	5,904,302
136,758		Wabtec Corp	10,100,946
24,182		Watsco, Inc	4,205,733
22,424		Watts Water Technologies, Inc (Class A)	2,235,897
118,218	*	Welbilt, Inc	1,783,910
28,126	*	WESCO International, Inc	1,361,580
2,164	*	Willis Lease Finance Corp	128,325
27,865	*	Willscot Corp	525,255
43,457		Woodward Inc	5,054,484
133,865		Xylem, Inc	10,931,416
		TOTAL CAPITAL GOODS	1,651,440,382

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
55,778		ABM Industries, Inc	2,127,373
33,778	*	Acacia Research (Acacia Technologies)	84,445
99,433		ACCO Brands Corp	859,101
129,255	e	ADT, Inc	801,381
78,422	*	Advanced Disposal Services, Inc	2,584,005
37,946	*	ASGN Inc	2,568,565
4,343		Barrett Business Services, Inc	359,731
3,767		BG Staffing, Inc	75,792
42,167		Brady Corp (Class A)	2,334,787
49,226	*	BrightView Holdings, Inc	777,771
40,427		Brink’s Co	3,403,549
36,837	*	Casella Waste Systems, Inc (Class A)	1,885,686
32,525	*	CBIZ, Inc	878,175
15,922	*	Ceco Environmental Corp	121,007
15,071	*	Cimpress plc	1,802,944
63,598		Cintas Corp	17,741,934
37,804	*	Clean Harbors, Inc	3,108,245
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

153,018	*	Copart, Inc	$15,525,206
26,704	*	CoStar Group, Inc	17,437,445
66,196		Covanta Holding Corp	991,616
4,475		CRA International, Inc	238,428
27,013		Deluxe Corp	1,302,027
18,634		Ennis, Inc	388,705
90,929		Equifax, Inc	13,630,257
41,740		Exponent, Inc	3,037,420
4,961	*	Forrester Research, Inc	205,236
6,551	*	Franklin Covey Co	208,322
29,740	*	FTI Consulting, Inc	3,570,584
5,601	*	GP Strategies Corp	74,549
49,548		Healthcare Services Group	1,268,429
10,919		Heidrick & Struggles International, Inc	310,318
8,242	*	Heritage-Crystal Clean, Inc	233,661
38,812		Herman Miller, Inc	1,500,084
38,514		HNI Corp	1,385,349
15,343	*	Huron Consulting Group, Inc	994,380
106,045	*	IAA, Inc	5,011,687
10,407		ICF International, Inc	911,549
302,843	*	IHS Markit Ltd	23,882,199
27,397	*	Innerworkings, Inc	113,697
28,270		Insperity, Inc	2,469,950
35,215		Interface, Inc	566,257
88,348		KAR Auction Services, Inc	1,857,075
18,569		Kelly Services, Inc (Class A)	329,785
12,856		Kforce, Inc	476,315
17,697		Kimball International, Inc (Class B)	332,350
26,680		Knoll, Inc	660,597
38,637		Korn/Ferry International	1,583,344
44,028		Manpower, Inc	4,028,122
17,511		Matthews International Corp (Class A)	653,510
18,198		McGrath RentCorp	1,407,069
15,128	*	Mistras Group, Inc	167,467
33,440		Mobile Mini, Inc	1,395,786
29,516		MSA Safety, Inc	4,002,370
262,103		Nielsen NV	5,346,901
8,365	*,e	NL Industries, Inc	28,106
182,036		Pitney Bowes, Inc	680,815
67,570	*	Precigen, Inc	314,200
59,629		Quad Graphics, Inc	253,423
167,437		Republic Services, Inc	15,914,887
15,209		Resources Connection, Inc	231,557
94,097		Robert Half International, Inc	5,473,622
121,386		Rollins, Inc	4,606,599
41,455		RR Donnelley & Sons Co	99,492
9,805	*	SP Plus Corp	409,947
82,937		Steelcase, Inc (Class A)	1,543,458
63,542	*	Stericycle, Inc	3,982,812
40,398	*,e	Team, Inc	549,413
42,001		Tetra Tech, Inc	3,595,286
140,754		TransUnion	12,907,142
33,491	*	TriNet Group, Inc	1,910,996
27,821	*	TrueBlue, Inc	609,558
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,296		Unifirst Corp	$2,507,523
12,067		US Ecology, Inc	651,739
121,025		Verisk Analytics, Inc	19,662,932
14,492		Viad Corp	941,980
4,765		VSE Corp	148,239
327,557		Waste Management, Inc	39,863,687
4,929	*	Willdan Group, Inc	163,298
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	276,063,248

CONSUMER DURABLES & APPAREL - 1.4%
18,049		Acushnet Holdings Corp	558,978
70,259	*	American Outdoor Brands Corp	661,840
6,475		Bassett Furniture Industries, Inc	79,189
54,502	*	Beazer Homes USA, Inc	749,402
61,550		Brunswick Corp	3,868,417
81,438		Callaway Golf Co	1,744,402
108,277	*	Capri Holdings Ltd	3,243,979
33,939		Carter’s, Inc	3,599,910
8,835	*	Cavco Industries, Inc	1,979,217
27,424	*	Century Communities, Inc	813,670
10,630		Clarus Corp	140,475
22,670		Columbia Sportswear Co	2,129,166
47,319	*	CROCS, Inc	1,793,863
5,513		Culp, Inc	69,629
22,691	*	Deckers Outdoor Corp	4,331,939
257,449		DR Horton, Inc	15,240,981
3,637		Escalade, Inc	32,006
39,428		Ethan Allen Interiors, Inc	636,762
4,787		Flexsteel Industries, Inc	78,507
57,082	*,e	Fossil Group, Inc	384,162
112,272	*	Garmin Ltd	10,884,770
40,146	*	G-III Apparel Group Ltd	1,092,373
74,505	*,e	GoPro, Inc	293,550
10,917	*	Green Brick Partners, Inc	126,528
7,083	e	Hamilton Beach Brands Holding Co	111,911
249,495	e	Hanesbrands, Inc	3,433,051
97,483		Hasbro, Inc	9,930,593
19,259	*	Helen of Troy Ltd	3,640,914
6,640		Hooker Furniture Corp	163,610
14,684	*	Installed Building Products, Inc	1,088,525
17,311	*,e	iRobot Corp	814,483
3,431		Johnson Outdoors, Inc	269,677
52,472		KB Home	1,970,324
32,082		Kontoor Brands, Inc	1,223,607
45,145		La-Z-Boy, Inc	1,383,243
94,175		Leggett & Platt, Inc	4,481,788
9,796		Lennar Corp (B Shares)	514,388
201,036		Lennar Corp (Class A)	13,340,749
22,441	*	LGI Homes, Inc	1,789,445
3,744		Lifetime Brands, Inc	25,347
88,986	*	Lululemon Athletica, Inc	21,302,359
27,958	*	M/I Homes, Inc	1,241,056
11,731	*	Malibu Boats, Inc	513,700
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,686		Marine Products Corp	$93,604
11,236	*	MasterCraft Boat Holdings, Inc	197,417
261,109	*,e	Mattel, Inc	3,820,025
47,716		MDC Holdings, Inc	2,010,752
24,411	*	Meritage Homes Corp	1,732,205
44,397	*	Mohawk Industries, Inc	5,846,197
20,975		Movado Group, Inc	361,189
2,520		Nacco Industries, Inc (Class A)	118,793
282,615		Newell Brands Inc	5,519,471
948,350		Nike, Inc (Class B)	91,326,105
2,467	*	NVR, Inc	9,416,465
16,346		Oxford Industries, Inc	1,134,412
44,050		Polaris Inc	4,045,552
184,285		Pulte Homes, Inc	8,228,325
51,958		PVH Corp	4,529,179
35,866		Ralph Lauren Corp	4,070,791
96,885	*	Skechers U.S.A., Inc (Class A)	3,622,530
54,039		Skyline Champion Corp	1,553,621
50,941	*	Sonos, Inc	698,911
70,267		Steven Madden Ltd	2,709,495
19,029		Sturm Ruger & Co, Inc	942,316
2,932		Superior Uniform Group, Inc	33,806
213,080		Tapestry, Inc	5,491,072
96,173	*	Taylor Morrison Home Corp	2,488,957
35,239	*	Tempur Sealy International, Inc	3,228,597
87,468		Toll Brothers, Inc	3,880,080
25,210	*	TopBuild Corp	2,886,797
133,679	*	TRI Pointe Homes, Inc	2,173,621
41,883		Tupperware Brands Corp	262,188
142,549	*	Under Armour, Inc (Class A)	2,876,639
146,854	*	Under Armour, Inc (Class C)	2,637,498
14,239	*	Unifi, Inc	306,423
8,554	*	Universal Electronics, Inc	423,680
10,709	*	Vera Bradley, Inc	102,592
233,472		VF Corp	19,371,172
79,959	*	Vista Outdoor, Inc	594,095
45,572		Whirlpool Corp	6,661,259
22,600	*	William Lyon Homes, Inc	524,094
74,976		Wolverine World Wide, Inc	2,366,992
32,234	*,e	YETI Holdings, Inc	1,172,028
16,438	*,e	ZAGG, Inc	124,271
		TOTAL CONSUMER DURABLES & APPAREL	331,355,701

CONSUMER SERVICES - 2.2%
46,822	*	Adtalem Global Education, Inc	1,615,827
8,703	*	American Public Education, Inc	207,393
179,840		ARAMARK Holdings Corp	7,938,138
39,159		BBX Capital Corp	151,937
605	*	Biglari Holdings, Inc (B Shares)	65,630
23,159		BJ’s Restaurants, Inc	921,265
61,045		Bloomin’ Brands, Inc	1,267,905
51,904		Boyd Gaming Corp	1,549,334
42,716	*	Bright Horizons Family Solutions	6,993,891
37,667		Brinker International, Inc	1,608,004
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

424,601	*	Caesars Entertainment Corp	$5,804,296
303,672		Carnival Corp	13,218,842
14,241		Carriage Services, Inc	337,084
33,199	*	Carrols Restaurant Group, Inc	150,723
10,670	*	Century Casinos, Inc	88,881
36,491	e	Cheesecake Factory	1,401,254
84,862	*	Chegg, Inc	3,498,860
19,428	*	Chipotle Mexican Grill, Inc (Class A)	16,839,413
24,733		Choice Hotels International, Inc	2,478,247
27,797		Churchill Downs, Inc	4,013,331
9,242	*	Chuy’s Holdings, Inc	226,891
4,522		Collectors Universe	111,060
17,291	e	Cracker Barrel Old Country Store, Inc	2,644,313
94,293		Darden Restaurants, Inc	10,978,534
23,509	e	Dave & Buster’s Entertainment, Inc	1,038,157
17,977	*	Del Taco Restaurants, Inc	135,547
51,012	*	Denny’s Corp	1,044,216
11,516		Dine Brands Global Inc.	981,739
32,050		Domino’s Pizza, Inc	9,030,088
39,635	*	Drive Shack, Inc	149,820
58,586		Dunkin Brands Group, Inc	4,574,981
12,324	*	El Pollo Loco Holdings, Inc	169,825
52,335	*,e	Eldorado Resorts, Inc	3,128,586
138,810		Extended Stay America, Inc	1,793,425
13,720	*	Fiesta Restaurant Group, Inc	136,240
72,964	*	frontdoor, Inc	3,106,807
10,687	*	Golden Entertainment, Inc	183,389
3,415		Graham Holdings Co	1,875,586
36,841	*	Grand Canyon Education, Inc	2,883,913
150,806		H&R Block, Inc	3,498,699
11,282	*	Habit Restaurants, Inc	156,933
63,073	*	Hilton Grand Vacations, Inc	2,012,659
212,326		Hilton Worldwide Holdings, Inc	22,888,743
58,302	*	Houghton Mifflin Harcourt Co	321,827
27,534		Hyatt Hotels Corp	2,327,724
68,087	e	International Game Technology plc	918,494
6,138	*	J Alexander’s Holdings, Inc	58,802
26,346		Jack in the Box, Inc	2,153,786
42,184	*	K12, Inc	680,850
259,792		Las Vegas Sands Corp	16,967,016
79,053	*	Laureate Education, Inc	1,647,465
11,160	*	Lindblad Expeditions Holdings, Inc	184,028
211,400		Marriott International, Inc (Class A)	29,608,684
30,322		Marriott Vacations Worldwide Corp	3,645,917
578,951		McDonald’s Corp	123,878,146
371,963		MGM Resorts International	11,553,171
5,998	*	Monarch Casino & Resort, Inc	321,973
1,517		Nathan’s Famous, Inc	100,122
10,030	*,e	Noodles & Co	71,614
165,719	*	Norwegian Cruise Line Holdings Ltd	8,923,968
32,278	e	OneSpaWorld Holdings Ltd	484,493
15,209		Papa John’s International, Inc	985,239
84,521	*	Penn National Gaming, Inc	2,521,261
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

40,625	*	Perdoceo Education Corp	$722,313
62,826	*	Planet Fitness, Inc	5,075,713
12,084	*	PlayAGS, Inc	124,224
17,426	*	Potbelly Corp	75,106
4,928		RCI Hospitality Holdings, Inc	87,373
7,293	*	Red Lion Hotels Corp	20,129
17,963	*	Red Robin Gourmet Burgers, Inc	590,444
42,685		Red Rock Resorts, Inc	1,046,209
27,918	*,e	Regis Corp	433,287
131,318		Royal Caribbean Cruises Ltd	15,374,711
16,648		Ruth’s Hospitality Group Inc	341,284
62,348	*	Scientific Games Corp (Class A)	1,548,724
38,900	*	SeaWorld Entertainment, Inc	1,340,494
56,119	*	Select Interior Concepts Inc	463,543
135,209		Service Corp International	6,483,272
98,902	*	ServiceMaster Global Holdings, Inc	3,565,417
21,242	*	Shake Shack, Inc	1,432,773
59,585		Six Flags Entertainment Corp	2,271,976
904,571		Starbucks Corp	76,734,758
15,916		Strategic Education, Inc	2,583,008
23,473	*	Target Hospitality Corp	128,397
45,694		Texas Roadhouse, Inc (Class A)	2,855,875
14,842	e	Twin River Worldwide Holdings Inc	395,539
31,544		Vail Resorts, Inc	7,397,383
136,278		Wendy’s	2,953,144
23,960		Wingstop, Inc	2,222,769
45,831	*	WW International Inc	1,511,506
68,464		Wyndham Destinations, Inc	3,322,558
70,289		Wyndham Hotels & Resorts, Inc	4,018,422
74,105		Wynn Resorts Ltd	9,349,087
273,730		Yum China Holdings, Inc	11,789,551
243,180		Yum! Brands, Inc	25,721,149
		TOTAL CONSUMER SERVICES	542,235,124

DIVERSIFIED FINANCIALS - 3.6%
35,099		Affiliated Managers Group, Inc	2,802,655
28,747		AG Mortgage Investment Trust	455,640
433,261		AGNC Investment Corp	8,054,322
285,187		Ally Financial, Inc	9,134,540
514,904		American Express Co	66,870,582
97,743		Ameriprise Financial, Inc	16,167,670
1,059,144		Annaly Capital Management, Inc	10,337,245
92,233		Anworth Mortgage Asset Corp	330,194
128,059		Apollo Commercial Real Estate Finance, Inc	2,340,919
18,424		Ares Commercial Real Estate Corp	301,048
45,717		Ares Management Corp	1,648,555
25,578	e	Arlington Asset Investment Corp (Class A)	145,283
59,834	*	ARMOUR Residential REIT, Inc	1,152,403
49,079		Artisan Partners Asset Management, Inc	1,639,239
10,353	*	Assetmark Financial Holdings, Inc	303,653
2,450	e	Associated Capital Group, Inc	102,336
12,562		B. Riley Financial, Inc	336,913
16,791		Banco Latinoamericano de Exportaciones S.A. (Class E)	338,507
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

625,040		Bank of New York Mellon Corp	$27,989,291
180,369		BGC Partners, Inc (Class A)	1,040,729
92,255		BlackRock, Inc	48,650,674
98,281		Blackstone Mortgage Trust, Inc	3,754,334
39,851	*	Blucora, Inc	898,640
76,771		Brightsphere Investment Group, Inc	707,061
6,593	*,†	Calamos Asset Management, Inc	0
63,923	*	Cannae Holdings, Inc	2,599,109
358,443		Capital One Financial Corp	35,772,611
51,594		Capstead Mortgage Corp	424,103
85,196		CBOE Global Markets, Inc	10,497,851
875,754		Charles Schwab Corp	39,890,595
47,113		Cherry Hill Mortgage Investment Corp	723,656
138,953		Chimera Investment Corp	2,945,804
270,707		CME Group, Inc	58,773,197
25,360		Cohen & Steers, Inc	1,876,133
79,651		Colony Credit Real Estate, Inc	991,655
15,293	*	Cowen Group, Inc	245,759
7,887	*	Credit Acceptance Corp	3,383,365
6,319	*	Curo Group Holdings Corp	65,781
2,676		Diamond Hill Investment Group, Inc	376,701
236,354		Discover Financial Services	17,757,276
18,466	*	Donnelley Financial Solutions, Inc	167,302
16,169		Dynex Capital, Inc	288,132
166,609		E*TRADE Financial Corp	7,100,876
78,465		Eaton Vance Corp	3,589,774
26,365	*	Elevate Credit, Inc	153,181
19,385		Ellington Financial Inc	354,164
30,693	*,e	Encore Capital Group, Inc	1,042,027
20,051	*	Enova International, Inc	502,478
27,053		Evercore Inc	2,072,801
25,385		Exantas Capital Corp	306,651
27,938	*,e	Ezcorp, Inc (Class A)	173,774
26,996		Factset Research Systems, Inc	7,723,826
76,506		Federated Investors, Inc (Class B)	2,771,812
152,235		FGL Holdings	1,469,068
32,718		FirstCash, Inc	2,845,484
39,114	*	Focus Financial Partners, Inc	1,104,970
217,001		Franklin Resources, Inc	5,490,125
20,991	e	Gain Capital Holdings, Inc	82,075
2,450		GAMCO Investors, Inc (Class A)	40,547
243,170		Goldman Sachs Group, Inc	57,813,667
53,217		Granite Point Mortgage Trust, Inc	973,339
51,405		Great Ajax Corp	775,701
35,493	*	Green Dot Corp	1,067,629
22,909		Greenhill & Co, Inc	358,755
17,627		Hamilton Lane, Inc	1,144,874
27,890		Houlihan Lokey, Inc	1,446,096
52,337		Interactive Brokers Group, Inc (Class A)	2,459,839
418,380		IntercontinentalExchange Group, Inc	41,729,221
10,594	*	INTL FCStone, Inc	504,910
282,214		Invesco Ltd	4,882,302
98,104		Invesco Mortgage Capital, Inc	1,715,839
117,106		Janus Henderson Group plc	2,959,269
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

185,369		Jefferies Financial Group, Inc	$4,011,385
32,622		KKR Real Estate Finance Trust, Inc	686,693
77,355		Ladder Capital Corp	1,419,464
67,587		Ladenburg Thalmann Financial Services, Inc	235,879
77,803		Lazard Ltd (Class A)	3,264,614
55,764		Legg Mason, Inc	2,183,161
43,832	*	LendingClub Corp	513,711
61,306		LPL Financial Holdings, Inc	5,648,122
27,966		MarketAxess Holdings, Inc	9,904,998
3,189		Marlin Business Services Corp	62,823
363,947		MFA Financial Inc	2,838,787
36,381		Moelis & Co	1,309,716
124,952		Moody’s Corp	32,086,424
886,677		Morgan Stanley	46,337,740
17,048		Morningstar, Inc	2,674,661
61,282		MSCI, Inc (Class A)	17,514,396
85,486		Nasdaq Inc	9,955,700
158,729		Navient Corp	2,282,523
11,109		Nelnet, Inc (Class A)	636,101
316,340		New Residential Investment Corp	5,295,532
162,195		New York Mortgage Trust, Inc	1,029,938
17,297	*,†	NewStar Financial, Inc	4,176
150,769		Northern Trust Corp	14,746,716
32,979	*	On Deck Capital, Inc	134,554
59,602		OneMain Holdings, Inc	2,525,337
5,009		Oppenheimer Holdings, Inc	137,998
41,882		Orchid Island Capital, Inc	252,967
66,957		PennyMac Mortgage Investment Trust	1,556,750
12,064	*	Pico Holdings, Inc	120,037
15,025		Piper Jaffray Cos	1,238,511
20,764		PJT Partners, Inc	955,559
26,014	*	PRA Group, Inc	919,855
8,894		Pzena Investment Management, Inc (Class A)	72,842
95,237		Raymond James Financial, Inc	8,707,519
11,425		Ready Capital Corp	186,456
91,419		Redwood Trust, Inc	1,611,717
5,910	*	Regional Management Corp	162,820
188,007		S&P Global, Inc	55,223,296
15,419		Safeguard Scientifics, Inc	164,058
101,353		Santander Consumer USA Holdings, Inc	2,698,017
16,757		Sculptor Capital Management, Inc	384,406
111,497		SEI Investments Co	7,276,294
3,406		Silvercrest Asset Management Group, Inc	40,463
291,155		SLM Corp	3,179,413
202,486		Starwood Property Trust, Inc	5,195,791
274,338		State Street Corp	20,748,183
52,897		Stifel Financial Corp	3,421,907
492,725		Synchrony Financial	15,969,217
181,142		T Rowe Price Group, Inc	24,187,891
197,912		TD Ameritrade Holding Corp	9,396,862
46,510		TPG RE Finance Trust, Inc	952,060
207,916		Two Harbors Investment Corp	3,172,798
46,547	e	Virtu Financial, Inc	776,869
3,892		Virtus Investment Partners, Inc	478,833
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

107,581		Voya Financial, Inc	$6,425,813
46,753	e	Waddell & Reed Financial, Inc (Class A)	747,113
24,220		Western Asset Mortgage Capital Corp	256,974
5,515		Westwood Holdings Group, Inc	154,861
65,487		WisdomTree Investments, Inc	275,700
3,309	*	World Acceptance Corp	286,129
		TOTAL DIVERSIFIED FINANCIALS	881,575,667

ENERGY - 3.6%
98,619	*	Abraxas Petroleum Corp	22,584
5,842		Amplify Energy Corp	31,488
191,374	e	Antero Midstream Corp	964,525
159,817	*,e	Antero Resources Corp	295,661
285,199		Apache Corp	7,825,861
62,566	*	Apergy Corp	1,617,957
12,389	e	Arch Coal, Inc	638,405
86,405		Archrock, Inc	721,482
17,293	*	Ardmore Shipping Corp	106,352
492,919		Baker Hughes a GE Co	10,676,626
35,807		Berry Petroleum Co LLC	245,278
12,844	*	Bonanza Creek Energy, Inc	233,632
11,462		Brigham Minerals, Inc	194,969
312,867		Cabot Oil & Gas Corp	4,408,296
34,097		Cactus, Inc	982,676
90,512	*,e	California Resources Corp	664,358
432,545	*	Callon Petroleum Co	1,297,635
158,201	*	Centennial Resource Development, Inc	515,735
172,126	*	Cheniere Energy, Inc	10,196,744
1,129,264	*,e	Chesapeake Energy Corp	577,957
1,468,096		Chevron Corp	157,291,805
70,621		Cimarex Energy Co	3,099,556
70,718	*	Clean Energy Fuels Corp	162,651
131,805	*	CNX Resources Corp	952,950
152,477		Concho Resources, Inc	11,554,707
843,102		ConocoPhillips	50,105,552
29,581	*	CONSOL Energy, Inc	240,494
63,518		Continental Resources, Inc	1,728,960
13,475	*	Contura Energy Inc	78,020
18,547	*,e	Covia Holdings Corp	29,675
25,220		CVR Energy, Inc	872,864
52,925		Delek US Holdings, Inc	1,453,320
471,080	*	Denbury Resources, Inc	464,014
296,118	*	Devon Energy Corp	6,431,683
78,395		DHT Holdings, Inc	441,364
38,426	*,e	Diamond Offshore Drilling, Inc	177,912
40,328	*	Diamond S Shipping Inc	446,834
125,209		Diamondback Energy, Inc	9,315,550
14,449	e	DMC Global, Inc	604,402
14,063	*	Dorian LPG Ltd	184,507
24,194	*	Dril-Quip, Inc	989,535
10,934	*	Earthstone Energy, Inc	54,670
61,062	*,e	Energy Fuels, Inc	86,708
439,846		EOG Resources, Inc	32,069,172
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

199,464		EQT Corp	$1,206,757
160,200	e	Equitrans Midstream Corp	1,549,134
14,195	*	Era Group, Inc	141,098
18,488		Evolution Petroleum Corp	93,180
18,645	*	Exterran Corp	100,683
137,437	*,e	Extraction Oil & Gas, Inc	195,161
3,260,275	d	Exxon Mobil Corp	202,528,283
27,602		Falcon Minerals Corp	151,811
152,912	*	Forum Energy Technologies, Inc	162,087
159,691	*	Frank’s International NV	558,918
58,721	*	FTS International, Inc	35,937
30,698		GasLog Ltd	198,923
55,223		Golar LNG Ltd	531,245
53,948		Green Plains Inc	672,732
151,931	*	Gulfport Energy Corp	235,493
7,725		Hallador Energy Co	12,823
652,115		Halliburton Co	14,222,628
91,452	*	Helix Energy Solutions Group, Inc	762,710
81,175		Helmerich & Payne, Inc	3,291,646
201,636		Hess Corp	11,406,549
71,409	*	HighPoint Resources Corp	82,834
116,065		HollyFrontier Corp	5,213,640
25,299	*	Independence Contract Drilling, Inc	17,770
15,991	*	International Seaways, Inc	355,960
1,493,895		Kinder Morgan, Inc	31,177,589
29,441	*	KLX Energy Services Holdings, Inc	118,942
290,467		Kosmos Energy Ltd	1,484,286
290,729	*	Laredo Petroleum Holdings, Inc	500,054
25,902		Liberty Oilfield Services, Inc	219,649
72,043	*	Magnolia Oil & Gas Corp	757,892
4,924	e	Mammoth Energy Services, Inc	6,992
609,336		Marathon Oil Corp	6,928,150
489,619		Marathon Petroleum Corp	26,684,235
62,707	*	Matador Resources Co	919,912
14,345	*	Matrix Service Co	288,621
17,080	*	Montage Resources Corp	62,342
105,035		Murphy Oil Corp	2,201,534
287,438		Nabors Industries Ltd	594,997
17,684	*	National Energy Services Reunited Corp	116,538
280,805		National Oilwell Varco, Inc	5,787,391
6,426	*	Natural Gas Services Group, Inc	67,602
6,147	*,e	NCS Multistage Holdings, Inc	9,405
136,214	*	Newpark Resources, Inc	681,070
103,968	*	NexTier Oilfield Solutions, Inc	535,435
19,146	*	Nine Energy Service, Inc	92,667
468,553	*	Noble Corp plc	378,497
348,282		Noble Energy, Inc	6,885,535
118,379		Nordic American Tankers Ltd	400,121
443,778	*,e	Northern Oil And Gas, Inc	736,671
285,503	*	Oasis Petroleum, Inc	642,382
678,379		Occidental Petroleum Corp	26,945,214
56,126	*	Oceaneering International, Inc	696,524
37,144	*	Oil States International, Inc	400,412
313,227		ONEOK, Inc	23,451,305
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,842	*	Overseas Shipholding Group, Inc	$45,999
3,923	*,e	Pacific Drilling SA	7,218
9,875		Panhandle Oil and Gas, Inc (Class A)	71,396
47,820	*	Par Pacific Holdings, Inc	962,138
222,461		Parsley Energy, Inc	3,701,751
134,449		Patterson-UTI Energy, Inc	1,067,525
84,347		PBF Energy, Inc	2,302,673
83,500	*	PDC Energy, Inc	1,802,765
49,634		Peabody Energy Corp	335,526
8,042	*	Penn Virginia Corp	171,858
344,801		Phillips 66	31,504,467
123,790		Pioneer Natural Resources Co	16,711,650
113,450	*	ProPetro Holding Corp	1,105,003
229,802		QEP Resources Inc	728,472
210,113	e	Range Resources Corp	630,339
23,028	*,e	Renewable Energy Group, Inc	605,176
3,133	*	Rex American Resources Corp	236,072
9,218	*	RigNet, Inc	38,347
61,419	*,e	Ring Energy, Inc	132,665
34,279	e	RPC, Inc	155,284
21,991	*	SandRidge Energy, Inc	56,077
1,053,952		Schlumberger Ltd	35,317,932
45,913		Scorpio Tankers, Inc	1,071,609
19,352	*	SEACOR Holdings, Inc	727,442
8,251	*	SEACOR Marine Holdings, Inc	86,140
51,332	*,e	Select Energy Services, Inc	357,271
89,233		SFL Corp Ltd	1,181,445
3,507	*	SilverBow Resources, Inc	18,657
70,325		SM Energy Co	645,583
15,317	*,e	Smart Sand, Inc	31,094
51,656	e	Solaris Oilfield Infrastructure, Inc	595,594
372,511	*,e	Southwestern Energy Co	584,842
11,179	*	Talos Energy, Inc	245,267
167,395		Targa Resources Investments, Inc	6,109,917
32,401	e	Teekay Corp	115,348
13,126	*	Teekay Tankers Ltd	213,823
110,593	*,e	Tellurian, Inc	776,363
393,353	*	Tetra Technologies, Inc	601,830
14,809	*	Tidewater, Inc	224,801
436,074	*	Transocean Ltd	1,988,497
36,658	*	Unit Corp	14,656
75,588	*,e	Uranium Energy Corp	62,730
84,372	e	US Silica Holdings, Inc	433,672
313,440		Valero Energy Corp	26,426,126
62,041	*	W&T Offshore, Inc	256,850
91,912	*,e	Whiting Petroleum Corp	417,280
926,454		Williams Cos, Inc	19,168,333
62,394		World Fuel Services Corp	2,440,853
300,068	*	WPX Energy, Inc	3,585,813
		TOTAL ENERGY	870,627,261

FOOD & STAPLES RETAILING - 1.3%
15,325		Andersons, Inc	346,652
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

26,715		Casey’s General Stores, Inc	$4,297,375
10,609	*	Chefs’ Warehouse Holdings, Inc	386,168
339,915		Costco Wholesale Corp	103,850,831
29,926	*	Grocery Outlet Holding Corp	979,777
8,756		Ingles Markets, Inc (Class A)	365,038
605,008		Kroger Co	16,250,515
10,727		Natural Grocers by Vitamin C	97,079
71,924	*	Performance Food Group Co	3,724,944
14,066		Pricesmart, Inc	861,683
91,332	*,e	Rite Aid Corp	1,091,417
22,179		SpartanNash Co	270,140
94,195	*	Sprouts Farmers Market, Inc	1,472,268
365,930		SYSCO Corp	30,057,490
58,226	*	United Natural Foods, Inc	419,227
163,328	*	US Foods Holding Corp	6,560,886
4,388		Village Super Market (Class A)	97,677
574,256		Walgreens Boots Alliance, Inc	29,200,918
1,084,127		Walmart, Inc	124,121,700
8,321	e	Weis Markets, Inc	305,297
		TOTAL FOOD & STAPLES RETAILING	324,757,082

FOOD, BEVERAGE & TOBACCO - 3.5%
72,443	*,e	22nd Century Group, Inc	67,140
1,515		Alico, Inc	54,525
1,429,781		Altria Group, Inc	67,957,491
424,976		Archer-Daniels-Midland Co	19,021,926
58,108	e	B&G Foods, Inc (Class A)	933,215
36,145	*,e	Beyond Meat, Inc	3,991,131
6,308	*	Boston Beer Co, Inc (Class A)	2,248,045
50,008		Brown-Forman Corp (Class A)	3,214,014
133,260		Brown-Forman Corp (Class B)	9,013,706
100,045		Bunge Ltd	5,245,359
14,630	e	Calavo Growers, Inc	1,120,804
29,725		Cal-Maine Foods, Inc	1,060,885
124,432	e	Campbell Soup Co	6,021,265
2,938,496		Coca-Cola Co	171,608,167
4,574		Coca-Cola Consolidated Inc	1,238,685
361,328		ConAgra Brands, Inc	11,894,918
118,408		Constellation Brands, Inc (Class A)	22,296,226
8,095	*	Craft Brewers Alliance, Inc	132,758
119,696	*	Darling International, Inc	3,247,352
6,646	*	Farmer Bros Co	79,619
151,081		Flowers Foods, Inc	3,252,774
21,115		Fresh Del Monte Produce, Inc	662,589
26,401	*	Freshpet, Inc	1,660,095
459,841		General Mills, Inc	24,012,897
62,127	*	Hain Celestial Group, Inc	1,504,095
117,272		Hershey Co	18,197,096
214,121	e	Hormel Foods Corp	10,119,358
106,867	*	Hostess Brands, Inc	1,434,155
54,289		Ingredion, Inc	4,777,432
13,534		J&J Snack Foods Corp	2,244,479
82,230		J.M. Smucker Co	8,519,850
5,079		John B. Sanfilippo & Son, Inc	428,160
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

184,420		Kellogg Co	$12,579,288
155,701		Keurig Dr Pepper, Inc	4,442,150
471,812		Kraft Heinz Co	13,776,910
113,508		Lamb Weston Holdings, Inc	10,364,415
16,159		Lancaster Colony Corp	2,498,989
14,640	*	Landec Corp	163,968
10,216		Limoneira Co	199,416
92,399		McCormick & Co, Inc	15,095,225
7,667	e	MGP Ingredients, Inc	261,138
130,477		Molson Coors Brewing Co (Class B)	7,251,912
1,092,648		Mondelez International, Inc	62,696,142
310,630	*	Monster Beverage Corp	20,687,958
13,534	e	National Beverage Corp	580,744
51,590	*,e	New Age Beverages Corp	89,767
1,074,060		PepsiCo, Inc	152,538,001
1,190,513		Philip Morris International, Inc	98,455,425
57,747	*	Pilgrim’s Pride Corp	1,504,309
45,933	*	Post Holdings, Inc	4,803,214
24,294	*	Primo Water Corp	366,111
14,696		Sanderson Farms, Inc	2,023,492
208		Seaboard Corp	801,967
4,092	*	Seneca Foods Corp	161,839
62,229	*	Simply Good Foods Co	1,429,400
17,191	e	Tootsie Roll Industries, Inc	586,385
41,423	*	TreeHouse Foods, Inc	1,847,466
2,699	e	Turning Point Brands, Inc	61,645
219,087		Tyson Foods, Inc (Class A)	18,103,159
25,766		Universal Corp	1,369,463
109,117	e	Vector Group Ltd	1,433,797
		TOTAL FOOD, BEVERAGE & TOBACCO	843,433,906

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
1,329,369		Abbott Laboratories	115,841,215
33,218	*	Abiomed, Inc	6,188,181
61,947	*	Acadia Healthcare Co, Inc	1,990,357
77,257	*	Accuray, Inc	300,530
9,401	*	Addus HomeCare Corp	886,890
59,228	*	Align Technology, Inc	15,227,519
103,626	*	Allscripts Healthcare Solutions, Inc	889,111
71,010	*	Alphatec Holdings Inc	494,230
21,812	*	Amedisys, Inc	3,849,600
7,363	*	American Renal Associates Holdings, Inc	66,856
113,139		AmerisourceBergen Corp	9,680,173
42,001	*	AMN Healthcare Services, Inc	2,830,027
21,854	*	Angiodynamics, Inc	300,930
121,284	*	Antares Pharma, Inc	445,112
195,073		Anthem, Inc	51,748,965
15,363	*,e	Apollo Medical Holdings, Inc	275,305
24,260	*	AtriCure, Inc	943,714
1,106		Atrion Corp	795,424
42,404	*	Avanos Medical, Inc	1,167,806
48,972	*	AxoGen, Inc	605,294
10,982	*,e	Axonics Modulation Technologies, Inc	318,807
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

367,643		Baxter International, Inc	$32,801,108
205,763		Becton Dickinson & Co	56,621,862
74,283	*,e	BioSig Technologies Inc	362,501
23,156	*	BioTelemetry, Inc	1,132,792
1,064,316	*	Boston Scientific Corp	44,562,911
119,686	*	Brookdale Senior Living, Inc	788,731
26,893		Cantel Medical Corp	1,749,659
222,525		Cardinal Health, Inc	11,395,505
33,385	*	Cardiovascular Systems, Inc	1,515,345
40,860	*	Castlight Health, Inc	50,666
438,260	*	Centene Corp	27,527,111
241,641		Cerner Corp	17,357,073
94,389	*	Cerus Corp	378,500
28,921	*,e	Change Healthcare, Inc	448,854
11,254		Chemed Corp	5,256,068
280,605		Cigna Corp	53,982,790
6,695		Computer Programs & Systems, Inc	174,070
168,061	*	ConforMIS, Inc	167,305
22,398		Conmed Corp	2,277,429
36,876		Cooper Cos, Inc	12,791,916
6,367	*	Corvel Corp	583,026
69,303	*	Covetrus, Inc	852,427
21,782	*	Cross Country Healthcare, Inc	215,642
17,940	*	CryoLife, Inc	533,536
15,737	*,e	CryoPort, Inc	281,850
7,473	*	Cutera, Inc	210,589
995,518		CVS Health Corp	67,516,031
18,074	*,e	CytoSorbents Corp	89,286
477,726		Danaher Corp	76,851,782
85,619	*	DaVita, Inc	6,838,390
169,995		Dentsply Sirona, Inc	9,519,720
69,323	*	DexCom, Inc	16,689,512
34,395	*	Diplomat Pharmacy, Inc	136,892
158,758	*	Edwards Lifesciences Corp	34,904,534
68,845		Encompass Health Corp	5,303,130
44,051		Ensign Group, Inc	1,991,105
111,375	*	Envista Holdings Corp	3,295,586
25,112	*	Enzo Biochem, Inc	63,031
84,675	*	Evolent Health, Inc	853,524
27,674	*	Genesis Health Care, Inc	41,511
28,490	*	GenMark Diagnostics, Inc	153,561
38,436	*	Glaukos Corp	2,162,025
56,139	*	Globus Medical, Inc	2,934,947
34,017	*	Guardant Health, Inc	2,586,653
38,594	*	Haemonetics Corp	4,144,610
25,810	*	Hanger Inc	630,538
205,625		HCA Healthcare, Inc	28,540,750
6,000	*	Health Catalyst, Inc	195,900
52,383	*	HealthEquity, Inc	3,460,421
15,201		HealthStream, Inc	388,386
114,987	*	Henry Schein, Inc	7,927,204
3,685	*	Heska Corp	369,200
48,561		Hill-Rom Holdings, Inc	5,171,261
62,465	*	HMS Holdings Corp	1,706,544
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

198,211	*	Hologic, Inc	$10,608,253
101,279		Humana, Inc	34,054,051
13,743	*	ICU Medical, Inc	2,507,685
63,864	*	IDEXX Laboratories, Inc	17,307,783
10,894	*	Inogen, Inc	482,277
52,973	*	Inovalon Holdings, Inc	1,073,233
16,460	*	Inspire Medical Systems, Inc	1,231,208
44,244	*	Insulet Corp	8,585,106
27,315	*	Integer Holding Corp	2,332,701
55,133	*	Integra LifeSciences Holdings Corp	3,034,520
13,407	*,e	IntriCon Corp	228,321
89,692	*	Intuitive Surgical, Inc	50,207,788
22,488		Invacare Corp	172,933
16,327	*	iRhythm Technologies, Inc	1,398,081
33,790	*	Joint Corp	564,293
73,547	*	Laboratory Corp of America Holdings	12,900,144
28,990	*	Lantheus Holdings, Inc	507,615
8,165		LeMaitre Vascular, Inc	293,818
24,160	*	LHC Group, Inc	3,521,320
35,125	*	LivaNova plc	2,387,446
10,806	*,e	Livongo Health, Inc	261,073
15,248	*	Magellan Health Services, Inc	1,116,306
33,727	*	Masimo Corp	5,753,826
136,612		McKesson Corp	19,482,237
63,563	*	MEDNAX, Inc	1,466,398
1,037,538		Medtronic plc	119,773,387
23,233		Meridian Bioscience, Inc	228,613
37,595	*	Merit Medical Systems, Inc	1,369,210
2,547		Mesa Laboratories, Inc	668,435
47,097	*	Molina Healthcare, Inc	5,791,518
14,768		National Healthcare Corp	1,239,331
5,812		National Research Corp	393,298
21,959	*	Natus Medical, Inc	687,097
35,686	*	Neogen Corp	2,400,597
21,357	*	Nevro Corp	2,838,559
29,806	*	NextGen Healthcare, Inc	413,111
67,125	*	Novocure Ltd	5,468,002
37,042	*	NuVasive, Inc	2,856,679
28,911	*	Omnicell, Inc	2,349,886
66,882	*	Option Care Health, Inc	279,567
32,080	*	OraSure Technologies, Inc	226,164
10,157	*	Orthofix Medical Inc	439,392
6,251	*	OrthoPediatrics Corp	287,108
66,635		Owens & Minor, Inc	417,135
76,141		Patterson Cos, Inc	1,675,863
22,025	*	Pennant Group, Inc	581,460
25,151	*	Penumbra, Inc	4,412,994
18,443	*,e	PetIQ, Inc	548,679
47,341	*	Premier, Inc	1,646,047
7,425	*	Providence Service Corp	481,511
6,289	*,e	Pulse Biosciences, Inc	88,046
102,919		Quest Diagnostics, Inc	11,390,046
30,342	*	Quidel Corp	2,330,266
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

63,310	*	R1 RCM, Inc	$791,375
19,979	*	RadNet, Inc	450,926
111,081		Resmed, Inc	17,658,547
28,831	*,e	Rockwell Medical, Inc	75,249
21,979	*	RTI Surgical Holdings Inc	91,433
90,758	*	Select Medical Holdings Corp	2,072,913
157,592	*,e	Senseonics Holdings, Inc	128,894
17,750	*	Shockwave Medical Inc	770,705
7,713	*	SI-BONE, Inc	162,821
15,116	*	Sientra, Inc	91,603
9,462	*	Silk Road Medical Inc	440,361
5,738		Simulations Plus, Inc	186,944
46,169	*	Staar Surgical Co	1,553,125
62,369		STERIS plc	9,398,385
265,012		Stryker Corp	55,838,028
22,774	*	Surgery Partners, Inc	384,197
7,753	*	SurModics, Inc	305,391
11,232	*,e	Tabula Rasa HealthCare, Inc	652,242
16,440	*	Tactile Systems Technology, Inc	923,764
45,377	*	Tandem Diabetes Care, Inc	3,450,467
54,622	*,e	Teladoc, Inc	5,555,604
34,957		Teleflex, Inc	12,986,875
85,870	*	Tenet Healthcare Corp	2,716,927
42,675	*,e	Tivity Health, Inc	923,700
6,130	*,e	Transmedics Group, Inc	107,336
19,570	*,e	Triple-S Management Corp (Class B)	344,823
727,428		UnitedHealth Group, Inc	198,187,758
58,722		Universal Health Services, Inc (Class B)	8,051,373
11,772		US Physical Therapy, Inc	1,378,972
1,407		Utah Medical Products, Inc	129,542
10,113	*	Vapotherm, Inc	105,681
21,473	*	Varex Imaging Corp	593,728
68,814	*	Varian Medical Systems, Inc	9,673,184
98,450	*	Veeva Systems, Inc	14,433,755
37,597	*,e	ViewRay, Inc	117,303
37,161	*,e	Vocera Communications, Inc	818,657
55,210		West Pharmaceutical Services, Inc	8,610,000
92,225	*	Wright Medical Group NV	2,779,661
157,301		Zimmer Biomet Holdings, Inc	23,264,818
69,827	e	Zynex Inc	671,037
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,512,969,867

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
27,540	*	BellRing Brands, Inc	595,965
5,838	*	Central Garden & Pet Co	188,042
31,273	*	Central Garden and Pet Co (Class A)	936,939
185,078		Church & Dwight Co, Inc	13,736,489
94,941		Clorox Co	14,935,169
649,768		Colgate-Palmolive Co	47,939,883
220,412		Coty, Inc	2,261,427
46,791	*	Edgewell Personal Care Co	1,208,144
43,716	*	elf Beauty, Inc	685,467
45,649		Energizer Holdings, Inc	2,111,723
166,375		Estee Lauder Cos (Class A)	32,469,745
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

81,475	*	Herbalife Nutrition Ltd	$3,165,304
10,188		Inter Parfums, Inc	704,093
260,257		Kimberly-Clark Corp	37,279,213
7,034	e	Medifast, Inc	679,695
3,667	*	Nature’s Sunshine Products, Inc	35,056
36,581		Nu Skin Enterprises, Inc (Class A)	1,192,175
2,427		Oil-Dri Corp of America	85,916
1,904,844		Procter & Gamble Co	237,381,659
19,510	*,e	Revlon, Inc (Class A)	416,929
41,136		Spectrum Brands Holdings, Inc	2,526,162
10,892	*	USANA Health Sciences, Inc	672,036
9,615		WD-40 Co	1,796,274
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	403,003,505

INSURANCE - 4.0%
563,552		Aflac, Inc	29,062,377
10,446		Alleghany Corp	8,332,356
248,710		Allstate Corp	29,482,083
25,630	*	AMBAC Financial Group, Inc	549,251
64,678		American Equity Investment Life Holding Co	1,708,146
56,006		American Financial Group, Inc	6,092,893
663,073		American International Group, Inc	33,326,049
7,606		American National Insurance Co	837,877
10,952		Amerisafe, Inc	749,336
179,334		Aon plc	39,498,313
291,430	*	Arch Capital Group Ltd	12,869,549
27,532		Argo Group International Holdings Ltd	1,806,099
137,462		Arthur J. Gallagher & Co	14,099,477
42,728		Assurant, Inc	5,578,568
71,409		Assured Guaranty Ltd	3,273,389
123,147	*	Athene Holding Ltd	5,364,283
66,089		Axis Capital Holdings Ltd	4,246,218
1,507,924	*	Berkshire Hathaway, Inc (Class B)	338,423,383
89,614	*	Brighthouse Financial, Inc	3,485,985
177,069		Brown & Brown, Inc	7,950,398
26,304	*	BRP Group, Inc	396,664
348,198		Chubb Ltd	52,922,614
113,103		Cincinnati Financial Corp	11,870,160
30,580	*,e	Citizens, Inc (Class A)	185,315
37,425		CNA Financial Corp	1,670,278
95,976		Conseco, Inc	1,688,218
3,298		Donegal Group, Inc (Class A)	46,007
20,991	*	eHealth, Inc	2,207,414
29,800		Employers Holdings, Inc	1,270,970
9,798	*	Enstar Group Ltd	1,913,451
18,500		Erie Indemnity Co (Class A)	3,080,250
30,409		Everest Re Group Ltd	8,410,217
6,784		FBL Financial Group, Inc (Class A)	364,844
5,573		FedNat Holding Co	86,549
199,719		Fidelity National Financial Inc	9,736,301
85,975		First American Financial Corp	5,328,730
422,628	*	Genworth Financial, Inc (Class A)	1,732,775
4,548		Global Indemnity Ltd	143,398
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

83,846		Globe Life, Inc	$8,741,784
5,733	e	Goosehead Insurance, Inc	299,148
25,461	*	Greenlight Capital Re Ltd (Class A)	237,042
5,450	*	Hallmark Financial Services	93,740
29,697		Hanover Insurance Group, Inc	4,115,410
270,804		Hartford Financial Services Group, Inc	16,053,261
4,292		HCI Group, Inc	190,007
8,315	*,e	Health Insurance Innovations, Inc	191,079
16,420		Heritage Insurance Holdings, Inc	198,025
36,897		Horace Mann Educators Corp	1,586,940
2,693		Independence Holding Co	109,040
714		Investors Title Co	112,669
27,470		James River Group Holdings Ltd	1,179,562
45,989		Kemper Corp	3,422,501
14,668		Kinsale Capital Group, Inc	1,675,379
152,110		Lincoln National Corp	8,286,953
196,929		Loews Corp	10,131,997
10,445	*	Markel Corp	12,251,672
392,444		Marsh & McLennan Cos, Inc	43,898,786
109,955	*	MBIA, Inc	996,192
25,085		Mercury General Corp	1,231,423
598,825		Metlife, Inc	29,767,591
62,747		National General Holdings Corp	1,366,002
1,316		National Western Life Group, Inc	350,056
5,460	*	NI Holdings, Inc	83,811
214,809		Old Republic International Corp	4,843,943
7,320	*	Palomar Holdings, Inc	391,254
33,021		Primerica, Inc	3,914,970
208,418		Principal Financial Group	11,035,733
43,085		ProAssurance Corp	1,308,491
444,557		Progressive Corp	35,871,304
3,561		Protective Insurance Corp	55,516
311,346		Prudential Financial, Inc	28,351,167
47,669		Reinsurance Group of America, Inc (Class A)	6,866,719
33,178		RenaissanceRe Holdings Ltd	6,285,240
29,104		RLI Corp	2,706,963
8,764		Safety Insurance Group, Inc	806,989
42,986		Selective Insurance Group, Inc	2,847,822
26,389		State Auto Financial Corp	794,573
23,986		Stewart Information Services Corp	1,001,415
62,056	*	Third Point Reinsurance Ltd	675,790
13,470		Tiptree Inc	92,270
196,976		Travelers Cos, Inc	25,925,981
26,523	*,e	Trupanion, Inc	846,614
12,504		United Fire Group Inc	553,427
11,214		United Insurance Holdings Corp	113,710
40,068		Universal Insurance Holdings, Inc	975,255
157,956		Unum Group	4,215,846
105,117		W.R. Berkley Corp	7,729,253
14,534	*	Watford Holdings Ltd	317,568
2,757		White Mountains Insurance Group Ltd	3,080,176
98,090		Willis Towers Watson plc	20,725,436
		TOTAL INSURANCE	968,693,680
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 2.7%
13,762	e	Advanced Emissions Solutions, Inc	$156,749
30,986	*	AdvanSix, Inc	580,058
168,527		Air Products & Chemicals, Inc	40,229,080
462,601	*	AK Steel Holding Corp	1,276,779
81,242	e	Albemarle Corp	6,522,108
134,964	*	Alcoa Corp	1,882,748
77,659	*	Allegheny Technologies, Inc	1,339,618
16,190		American Vanguard Corp	302,429
86,144	*,e	Amyris, Inc	220,529
50,729		Aptargroup, Inc	5,859,707
30,155		Ardagh Group S.A.	575,357
43,525		Ashland Global Holdings, Inc	3,219,979
63,352		Avery Dennison Corp	8,314,316
149,698	*	Axalta Coating Systems Ltd	4,312,799
21,618		Balchem Corp	2,335,176
242,930		Ball Corp	17,534,687
99,377	*	Berry Global Group, Inc	4,225,510
21,980		Boise Cascade Co	795,676
46,783		Cabot Corp	1,864,303
36,129		Carpenter Technology Corp	1,435,766
91,245		Celanese Corp (Series A)	9,443,857
36,542	*	Century Aluminum Co	193,307
164,742		CF Industries Holdings, Inc	6,635,808
4,273		Chase Corp	392,988
138,175		Chemours Co	1,916,487
8,677	*	Clearwater Paper Corp	244,691
191,026	e	Cleveland-Cliffs, Inc	1,341,003
167,855	*	Coeur Mining, Inc	1,012,166
72,127		Commercial Metals Co	1,482,210
31,429		Compass Minerals International, Inc	1,819,425
572,707		Corteva, Inc	16,562,686
97,954	*	Crown Holdings, Inc	7,251,535
49,660		Domtar Corp	1,729,161
572,947		Dow, Inc	26,395,668
561,522		DuPont de Nemours, Inc	28,738,696
32,598		Eagle Materials, Inc	2,971,960
96,571		Eastman Chemical Co	6,882,615
193,479		Ecolab, Inc	37,943,167
191,101	*	Element Solutions, Inc	2,235,882
72,672	*	Ferro Corp	994,153
48,283	*,†	Ferroglobe plc	0
36,699	*	Flotek Industries, Inc	62,388
99,877		FMC Corp	9,547,242
13,988	*	Forterra, Inc	181,145
1,111,071		Freeport-McMoRan, Inc (Class B)	12,332,888
15,859		FutureFuel Corp	173,815
64,820	*	GCP Applied Technologies, Inc	1,440,300
32,953	*	Gold Resource Corp	181,242
219,493		Graphic Packaging Holding Co	3,430,676
14,789		Greif, Inc (Class A)	597,771
3,341		Greif, Inc (Class B)	158,363
31,156		H.B. Fuller Co	1,439,719
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,224		Hawkins, Inc	$218,259
6,888		Haynes International, Inc	184,667
371,275		Hecla Mining Co	1,124,963
164,616		Huntsman Corp	3,384,505
30,404	*	Ingevity Corp	1,982,949
10,724		Innophos Holdings, Inc	342,739
20,582		Innospec, Inc	2,073,225
79,933	e	International Flavors & Fragrances, Inc	10,480,016
299,270		International Paper Co	12,186,274
58,154	*	Intrepid Potash, Inc	138,407
14,606		Kaiser Aluminum Corp	1,462,791
11,753	*	Koppers Holdings, Inc	368,809
17,111	*	Kraton Corp	281,476
17,013	e	Kronos Worldwide, Inc	184,421
413,900		Linde plc	84,075,507
120,495	*	Livent Corp	1,133,858
107,639		Louisiana-Pacific Corp	3,302,365
28,845	*	LSB Industries, Inc	87,112
206,288		LyondellBasell Industries NV	16,061,584
46,750		Martin Marietta Materials, Inc	12,332,650
20,875		Materion Corp	1,133,513
30,127		Minerals Technologies, Inc	1,630,775
265,522		Mosaic Co	5,267,956
23,197		Myers Industries, Inc	375,327
14,710		Neenah Inc	980,274
5,902		NewMarket Corp	2,594,637
626,368		Newmont Goldcorp Corp	28,224,142
164,712	*	Novagold Resources Inc	1,502,173
227,263		Nucor Corp	10,792,720
110,834		Olin Corp	1,648,102
5,433		Olympic Steel, Inc	79,865
66,057	*	Omnova Solutions, Inc	667,836
42,311		Orion Engineered Carbons SA	664,283
70,391		Packaging Corp of America	6,739,938
23,735		PH Glatfelter Co	396,375
63,916		PolyOne Corp	2,120,733
179,723		PPG Industries, Inc	21,538,004
32,467	*	PQ Group Holdings, Inc	497,070
9,480		Quaker Chemical Corp	1,573,870
6,364	*,e	Ramaco Resources, Inc	19,537
47,440		Rayonier Advanced Materials, Inc	146,115
49,428		Reliance Steel & Aluminum Co	5,674,334
49,758		Royal Gold, Inc	5,738,093
95,431		RPM International, Inc	6,810,910
10,810	*	Ryerson Holding Corp	110,803
14,837		Schnitzer Steel Industries, Inc (Class A)	238,579
21,442		Schweitzer-Mauduit International, Inc	751,113
31,630		Scotts Miracle-Gro Co (Class A)	3,882,266
119,631		Sealed Air Corp	4,246,901
33,065		Sensient Technologies Corp	1,975,634
63,186		Sherwin-Williams Co	35,193,970
68,771		Silgan Holdings, Inc	2,122,273
78,030		Sonoco Products Co	4,458,634
74,147		Southern Copper Corp	2,793,859
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

138,708		Steel Dynamics, Inc	$4,144,595
18,001		Stepan Co	1,775,799
104,994	*	Summit Materials, Inc	2,306,718
35,638		SunCoke Energy, Inc	209,551
27,146	*	TimkenSteel Corp	173,191
8,363	*	Trecora Resources	56,618
14,895		Tredegar Corp	303,113
27,387		Trinseo S.A.	786,555
69,045		Tronox Holdings plc	584,121
2,989	*	UFP Technologies, Inc	139,377
765		United States Lime & Minerals, Inc	68,659
160,719	e	United States Steel Corp	1,457,721
10,690	*	US Concrete, Inc	380,457
19,740		Valhi, Inc	32,768
155,346		Valvoline, Inc	3,274,694
27,564	*	Verso Corp	464,453
97,917		Vulcan Materials Co	13,867,985
53,086		Warrior Met Coal, Inc	1,001,202
28,248		Westlake Chemical Corp	1,728,778
190,892		WestRock Co	7,444,788
42,569	*	Worthington Industries, Inc	1,565,688
47,608		WR Grace and Co	3,206,875
		TOTAL MATERIALS	647,687,285

MEDIA & ENTERTAINMENT - 7.6%
579,404		Activision Blizzard, Inc	33,883,546
230,077	*	Alphabet, Inc (Class A)	329,649,724
230,430	*	Alphabet, Inc (Class C)	330,489,619
235,207		Altice USA, Inc	6,435,264
32,802	e	AMC Entertainment Holdings, Inc	213,869
31,079	*	AMC Networks, Inc	1,137,181
19,069	*	Baudax Bio, Inc	159,608
3,243		Cable One, Inc	5,526,169
9,685	*	Cardlytics, Inc	812,765
8,556	*	Care.com, Inc	128,083
65,331	*	Cargurus, Inc	2,329,050
40,872	*	Cars.com, Inc	476,976
67,081	*	Central European Media Enterprises Ltd (Class A)	299,852
119,845	*	Charter Communications, Inc	62,014,994
73,668		Cinemark Holdings, Inc	2,321,279
131,018	*	Clear Channel	357,679
3,455,033		Comcast Corp (Class A)	149,222,875
35,099	*	comScore, Inc	138,641
430	*,e	Daily Journal Corp	118,250
164,183	*	DHI Group, Inc	459,712
117,217	*,e	Discovery, Inc (Class A)	3,429,769
258,658	*	Discovery, Inc (Class C)	7,182,933
194,703	*	DISH Network Corp (Class A)	7,157,282
221,652	*	Electronic Arts, Inc	23,920,684
10,428		Emerald Expositions Events, Inc	108,764
147,439		Entercom Communications Corp (Class A)	585,333
39,200		Entravision Communications Corp (Class A)	87,024
102,264	*,e	Eros International plc	246,456
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,967	*	Eventbrite Inc	$549,202
6,876	*	EverQuote Inc	252,280
33,061		EW Scripps Co (Class A)	401,361
1,835,441	*	Facebook, Inc	370,593,892
12,801	*	Fluent, Inc	34,691
259,419		Fox Corp (Class A)	9,619,257
117,413		Fox Corp (Class B)	4,265,614
122,765		Gannett Co, Inc	750,094
75,502	*	GCI Liberty, Inc	5,525,236
118,416	*	Glu Mobile, Inc	698,654
67,769	*	Gray Television, Inc	1,374,355
8,609	*	Hemisphere Media Group, Inc	115,705
56,576	*	IAC/InterActiveCorp	13,781,348
58,238	*	Imax Corp	963,257
285,255		Interpublic Group of Cos, Inc	6,475,289
37,914		John Wiley & Sons, Inc (Class A)	1,653,809
6,199	*	Liberty Braves Group (Class A)	181,321
31,743	*	Liberty Braves Group (Class C)	925,308
20,617	*	Liberty Broadband Corp (Class A)	2,712,991
78,344	*	Liberty Broadband Corp (Class C)	10,414,268
26,301	*	Liberty Latin America Ltd (Class A)	438,701
75,318	*	Liberty Latin America Ltd (Class C)	1,269,108
14,697	*,e	Liberty Media Group (Class A)	654,751
142,448	*	Liberty Media Group (Class C)	6,665,142
69,739	*	Liberty SiriusXM Group (Class A)	3,387,223
123,283	*	Liberty SiriusXM Group (Class C)	6,043,333
39,543	*	Liberty TripAdvisor Holdings, Inc	232,908
29,548	e	Lions Gate Entertainment Corp (Class A)	293,412
104,280		Lions Gate Entertainment Corp (Class B)	972,932
98,001	*	Live Nation, Inc	6,679,748
16,831	*,e	LiveXLive Media, Inc	23,563
24,725	*	Loral Space & Communications, Inc	795,403
13,618	*	Madison Square Garden Co	4,033,515
25,417		Marcus Corp	740,906
41,021	e	Match Group, Inc	3,208,663
31,081	*	MDC Partners, Inc	70,554
35,850	*	Meet Group, Inc	191,081
26,238	e	Meredith Corp	788,452
37,843	*,e	MSG Networks, Inc	575,592
42,675		National CineMedia, Inc	314,942
325,873	*	NetFlix, Inc	112,455,513
115,742		New York Times Co (Class A)	3,704,901
272,145		News Corp (Class A)	3,706,615
116,896		News Corp (Class B)	1,633,037
32,263		Nexstar Media Group Inc	3,908,662
127,602		O-I Glass, Inc	1,610,337
163,456		Omnicom Group, Inc	12,309,871
51,008	*,e	QuinStreet, Inc	660,809
6,859	*	Reading International, Inc	69,962
64,912	*	Roku, Inc	7,851,106
12,372	*	Rosetta Stone, Inc	212,180
1,398		Saga Communications, Inc	42,387
15,698		Scholastic Corp	517,249
44,983		Sinclair Broadcast Group, Inc (Class A)	1,345,891
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,117,866	e	Sirius XM Holdings, Inc	$7,903,313
89,169	*	Spotify Technology S.A.	12,599,580
84,074	*	Take-Two Interactive Software, Inc	10,478,983
17,311	*	TechTarget, Inc	439,526
161,572		TEGNA, Inc	2,730,567
12,348		Tribune Publishing Co	155,091
74,790		TripAdvisor, Inc	2,043,263
87,124	*,e	TrueCar, Inc	322,359
583,365	*	Twitter, Inc	18,947,695
5,193		ViacomCBS, Inc (Class A)	197,230
410,016		ViacomCBS, Inc (Class B)	13,993,846
1,340,418		Walt Disney Co	185,393,214
19,514	*	WideOpenWest, Inc	131,720
34,948	e	World Wrestling Entertainment, Inc (Class A)	1,708,258
57,350	*	Yelp, Inc	1,869,610
48,258	*	Zillow Group, Inc (Class A)	2,229,520
95,319	*,e	Zillow Group, Inc (Class C)	4,404,691
670,029	*	Zynga, Inc	4,033,575
		TOTAL MEDIA & ENTERTAINMENT	1,857,171,803

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
4,229	*	89bio, Inc	112,999
1,135,947		AbbVie, Inc	92,034,426
53,224	*	Abeona Therapeutics, Inc	115,496
81,984	*	Acadia Pharmaceuticals, Inc	3,274,441
15,310	*,e	Accelerate Diagnostics, Inc	257,208
32,735	*	Acceleron Pharma, Inc	2,971,683
227,571	*,e	AcelRx Pharmaceuticals, Inc	386,871
24,842	*	Acorda Therapeutics, Inc	50,429
29,270	*,e	Adamas Pharmaceuticals, Inc	150,448
9,134	*	Adaptive Biotechnologies Corp	273,152
144,913	*,e	ADMA Biologics, Inc	573,855
43,030	*	Adverum Biotechnologies, Inc	424,706
46,253	*,e	Aerie Pharmaceuticals, Inc	947,261
55,053	*	Affimed NV	144,239
131,334	*,e	Agenus, Inc	491,189
5,663	*,e	AgeX Therapeutics, Inc	7,758
237,064		Agilent Technologies, Inc	19,572,004
45,032	*	Agios Pharmaceuticals, Inc	2,194,409
45,447	*,e	Aimmune Therapeutics, Inc	1,411,129
8,200	*,e	Akcea Therapeutics, Inc	141,614
87,967	*	Akebia Therapeutics, Inc	635,122
56,071	*	Akorn, Inc	85,789
5,626	*	Albireo Pharma, Inc	127,710
71,596	*,†	Alder Biopharmaceuticals Inc	63,004
20,382	*,e	Alector, Inc	569,473
162,432	*	Alexion Pharmaceuticals, Inc	16,144,116
112,466	*	Alkermes plc	1,958,033
19,451	*,e	Allakos, Inc	1,404,362
251,328		Allergan plc	46,907,858
36,291	*,e	Allogene Therapeutics, Inc	788,241
78,961	*	Alnylam Pharmaceuticals, Inc	9,063,933
22,367	*,e	AMAG Pharmaceuticals, Inc	198,172
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

460,590		Amgen, Inc	$99,510,469
180,813	*	Amicus Therapeutics, Inc	1,598,387
89,253	*	Amneal Pharmaceuticals, Inc	400,746
20,326	*	Amphastar Pharmaceuticals, Inc	384,365
19,342	*	AnaptysBio, Inc	280,846
4,747	*	ANI Pharmaceuticals, Inc	294,314
8,514	*	Anika Therapeutics, Inc	350,011
43,480	*	Apellis Pharmaceuticals, Inc	1,787,463
3,249	*	Applied Therapeutics, Inc	170,475
2,330	*	Aprea Therapeutics, Inc	89,332
20,369	*	Arcus Biosciences, Inc	178,840
20,670	*	Ardelyx, Inc	146,344
34,420	*	Arena Pharmaceuticals, Inc	1,572,650
72,160	*	Arrowhead Pharmaceuticals Inc	3,024,226
16,045	*	Arvinas, Inc	777,541
17,230	*	Assembly Biosciences, Inc	302,559
36,183	*	Assertio Therapeutics, Inc	38,716
28,032	*	Atara Biotherapeutics, Inc	370,863
78,802	*,e	Athenex, Inc	1,055,159
56,949	*,e	Athersys, Inc	77,451
5,791	*	Atreca, Inc	106,439
229,852	*	Avantor, Inc	4,245,366
42,118	*	Avid Bioservices, Inc	278,400
34,728	*	Avrobio, Inc	754,639
18,840	*,e	Axsome Therapeutics, Inc	1,635,689
110,873	*	BioCryst Pharmaceuticals, Inc	315,988
58,068	*	BioDelivery Sciences International, Inc	304,857
137,881	*	Biogen, Inc	37,069,307
29,114	*	Biohaven Pharmaceutical Holding Co Ltd	1,411,738
132,875	*	BioMarin Pharmaceutical, Inc	11,095,063
15,293	*	Bio-Rad Laboratories, Inc (Class A)	5,519,550
3,096	*	Biospecifics Technologies Corp	182,912
27,927		Bio-Techne Corp	5,863,832
38,726	*	Bluebird Bio, Inc	3,086,075
38,467	*	Blueprint Medicines Corp	2,440,731
13,810	*	Bridgebio Pharma, Inc	476,307
1,792,849		Bristol-Myers Squibb Co	112,859,845
76,798		Bruker BioSciences Corp	3,799,197
6,194	*	Cabaletta Bio, Inc	101,767
35,684	*	Calithera Biosciences, Inc	214,104
4,536	*,e	Calyxt, Inc	25,266
48,745	*,e	Cara Therapeutics, Inc	784,795
40,282	*	CareDx, Inc	973,213
31,091	*,e	CASI Pharmaceuticals, Inc	88,609
103,412	*	Catalent, Inc	6,318,473
75,099	*	Catalyst Pharmaceuticals, Inc	308,657
77,969	*,e	CEL-SCI Corp	1,016,716
35,205	*	Charles River Laboratories International, Inc	5,441,989
25,715	*	ChemoCentryx, Inc	1,090,830
21,278	*	Chimerix, Inc	35,109
78,349	*,e	Clovis Oncology, Inc	649,513
39,583	*	Codexis, Inc	620,661
60,228	*	Coherus Biosciences, Inc	1,086,513
24,260	*	Collegium Pharmaceutical, Inc	487,990
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,969	*	Concert Pharmaceuticals, Inc	$127,829
11,573	*	Constellation Pharmaceuticals, Inc	382,372
53,026	*,e	Corbus Pharmaceuticals Holdings, Inc	343,078
119,755	*	Corcept Therapeutics, Inc	1,517,296
11,427	*,†,e	Corium International, Inc	2,057
101,076	*,e	CorMedix Inc	641,833
8,130	*	Cortexyme Inc	382,029
14,944	*	Cue Biopharma, Inc	226,700
36,556	*	Cymabay Therapeutics, Inc	56,296
68,490	*	Cytokinetics, Inc	842,427
28,418	*	CytomX Therapeutics, Inc	210,862
24,013	*	Deciphera Pharmaceuticals, Inc	1,503,934
27,144	*,e	Denali Therapeutics, Inc	628,655
69,141	*	Dermira, Inc	1,310,222
35,578	*	Dicerna Pharmaceuticals, Inc	702,488
42,801	*,e	Dynavax Technologies Corp	216,145
11,242	*	Eagle Pharmaceuticals, Inc	605,044
54,831	*,e	Editas Medicine, Inc	1,449,183
16,020	*,e	Eidos Therapeutics, Inc	853,546
18,921	*	Eiger BioPharmaceuticals, Inc	233,864
268,870	*	Elanco Animal Health, Inc	8,308,083
649,918		Eli Lilly & Co	90,754,550
13,367	*,e	Eloxx Pharmaceuticals, Inc	51,196
39,051	*	Emergent Biosolutions, Inc	2,151,320
13,523	*	Enanta Pharmaceuticals, Inc	696,975
171,509	*	Endo International plc	972,456
75,024	*	Epizyme, Inc	1,570,252
24,015	*,e	Esperion Thereapeutics, Inc	1,298,731
21,747	*,e	Evolus, Inc	222,472
107,199	*	Exact Sciences Corp	9,999,523
223,840	*	Exelixis, Inc	3,850,048
55,910	*	Fate Therapeutics, Inc	1,417,878
56,867	*	FibroGen, Inc	2,379,884
15,829	*	Five Prime Therapeutics, Inc	74,713
39,018	*,e	Flexion Therapeutics, Inc	683,595
19,596	*	Fluidigm Corp	75,249
16,088	*	Forty Seven, Inc	593,165
32,278	*	G1 Therapeutics, Inc	624,902
99,875	*,e	Geron Corp	130,836
980,434		Gilead Sciences, Inc	61,963,429
43,400	*	Global Blood Therapeutics, Inc	2,832,284
20,830	*	GlycoMimetics, Inc	89,152
52,640	*	Gossamer Bio, Inc	699,059
52,701	*,e	Gritstone Oncology, Inc	466,931
92,230	*	Halozyme Therapeutics, Inc	1,750,525
58,607	*	Heron Therapeutics, Inc	1,222,542
15,635	*	Homology Medicines, Inc	244,688
142,482	*	Horizon Therapeutics Plc	4,914,204
3,773	*	IGM Biosciences, Inc	128,244
112,086	*	Illumina, Inc	32,512,786
143,627	*	Immunogen, Inc	678,638
154,061	*	Immunomedics, Inc	2,860,913
135,255	*	Incyte Corp	9,883,083
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

84,899	*	Innoviva, Inc	$1,172,031
45,252	*	Inovio Pharmaceuticals, Inc	204,992
65,711	*	Insmed, Inc	1,349,704
35,962	*,e	Intellia Therapeutics, Inc	428,307
21,628	*	Intercept Pharmaceuticals, Inc	1,998,643
14,781	*	Intersect ENT, Inc	381,941
29,602	*	Intra-Cellular Therapies, Inc	671,669
69,391	*,e	Invitae Corp	1,294,142
96,045	*	Ionis Pharmaceuticals, Inc	5,601,344
100,089	*	Iovance Biotherapeutics, Inc	2,175,935
133,504	*	IQVIA Holdings, Inc	20,726,496
108,922	*	Ironwood Pharmaceuticals, Inc	1,315,778
40,491	*	Jazz Pharmaceuticals plc	5,804,385
2,042,882		Johnson & Johnson	304,123,843
8,024	*	Jounce Therapeutics, Inc	50,471
101,652	*	Kadmon Holdings, Inc	466,583
10,732	*,e	Kala Pharmaceuticals, Inc	63,963
9,448	*	KalVista Pharmaceuticals Inc	144,554
3,412	*,e	Karuna Therapeutics, Inc	323,833
46,823	*	Karyopharm Therapeutics, Inc	756,191
11,670	*	Kindred Biosciences, Inc	101,879
10,488	*	Kiniksa Pharmaceuticals Ltd	154,279
18,733	*	Kodiak Sciences, Inc	1,144,024
6,230	*	Krystal Biotech Inc	325,580
25,692	*	Kura Oncology, Inc	301,624
9,941	*,e	La Jolla Pharmaceutical Co	68,096
54,719	*,e	Lannett Co, Inc	445,413
23,392	*,e	Lexicon Pharmaceuticals, Inc	72,281
12,831	*	Ligand Pharmaceuticals, Inc (Class B)	1,126,690
56,636	*,e	Lineage Cell Therapeutics, Inc	58,335
24,097		Luminex Corp	546,640
56,764	*	MacroGenics, Inc	525,067
8,652	*	Madrigal Pharmaceuticals, Inc	718,289
7,219	*	Magenta Therapeutics, Inc	85,762
203,783	*,e	Mallinckrodt plc	935,364
297,094	*,e	MannKind Corp	436,728
22,791	*	Marinus Pharmaceuticals, Inc	46,266
14,055	*,e	MediciNova, Inc	81,378
22,437	*	Medpace Holdings, Inc	1,919,485
11,119	*	MeiraGTx Holdings plc	201,365
4,587	*	Menlo Therapeutics, Inc	21,100
1,953,656		Merck & Co, Inc	166,920,369
14,422	*	Mersana Therapeutics, Inc	97,349
18,166	*	Mettler-Toledo International, Inc	13,754,932
17,960	*	Minerva Neurosciences, Inc	146,015
19,651	*	Mirati Therapeutics, Inc	1,706,296
155,691	*,e	Moderna, Inc	3,193,222
8,876	*	Molecular Templates, Inc	132,607
75,066	*	Momenta Pharmaceuticals, Inc	2,178,415
385,651	*	Mylan NV	8,260,644
40,288	*	MyoKardia, Inc	2,740,793
50,516	*	Myriad Genetics, Inc	1,396,767
37,762	*	NanoString Technologies, Inc	1,025,994
47,142	*	Natera, Inc	1,650,441
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

124,326	*,e	Nektar Therapeutics	$2,472,844
66,492	*	NeoGenomics, Inc	2,143,037
68,773	*	Neurocrine Biosciences, Inc	6,882,802
9,476	*	NextCure Inc	405,099
16,736	*,e	NGM Biopharmaceuticals Inc	270,621
13,448	*,e	Novavax, Inc	102,474
14,594	*,e	Ocular Therapeutix, Inc	63,630
8,176	*	Odonate Therapeutics, Inc	238,739
53,171	*,e	Omeros Corp	678,462
344,433	*,e	Opko Health, Inc	499,428
18,657	*,e	Optinose, Inc	146,084
128,534	*	Pacific Biosciences of California, Inc	600,254
33,924	*	Pacira BioSciences Inc	1,466,195
12,933	*,e	Paratek Pharmaceuticals, Inc	43,455
102,482	*	PDL BioPharma, Inc	337,166
82,729	*	PerkinElmer, Inc	7,650,778
93,702		Perrigo Co plc	5,344,762
30,407	*	Pfenex, Inc	325,963
4,272,973		Pfizer, Inc	159,125,515
8,056	*	Phathom Pharmaceuticals, Inc	268,829
11,429		Phibro Animal Health Corp	271,096
18,324	*	Pieris Pharmaceuticals, Inc	67,799
5,383	*,e	PolarityTE, Inc	16,687
69,524	*,e	Portola Pharmaceuticals, Inc	889,212
46,330	*	PRA Health Sciences, Inc	4,693,692
25,740	*	Precision BioSciences Inc	208,237
50,206	*	Prestige Consumer Healthcare, Inc.	2,036,355
6,326	*	Prevail Therapeutics, Inc	119,561
11,385	*	Principia Biopharma, Inc	599,420
43,814	*	Progenics Pharmaceuticals, Inc	195,410
47,642	*	Protagonist Therapeutics, Inc	359,697
25,653	*	Prothena Corp plc	312,197
51,050	*	PTC Therapeutics, Inc	2,629,075
18,291	*	Puma Biotechnology, Inc	143,767
162,577	*	QIAGEN NV	5,491,851
6,779	*	Quanterix Corp	183,779
25,522	*	Ra Pharmaceuticals, Inc	1,196,216
40,171	*	Radius Health, Inc	705,403
18,102	*	Reata Pharmaceuticals, Inc	3,960,537
47,673	*	Recro Pharma, Inc	786,128
62,104	*	Regeneron Pharmaceuticals, Inc	20,987,426
31,576	*	REGENXBIO, Inc	1,374,503
40,752	*	Repligen Corp	4,091,093
9,749	*	Replimune Group, Inc	155,009
21,376	*	Retrophin, Inc	330,473
23,696	*	Revance Therapeutics, Inc	530,080
19,083	*	Rhythm Pharmaceuticals, Inc	334,716
86,156	*,e	Rigel Pharmaceuticals, Inc	194,713
17,547	*,e	Rocket Pharmaceuticals, Inc	359,363
83,924	*,e	Rubius Therapeutics, Inc	654,607
36,310	*	Sage Therapeutics, Inc	2,406,627
127,347	*	Sangamo Therapeutics Inc	933,454
56,139	*	Sarepta Therapeutics, Inc	6,509,878
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

86,827	*	Seattle Genetics, Inc	$9,411,179
13,358	*	Seres Therapeutics, Inc	43,547
31,728	*	SIGA Technologies, Inc	163,399
5,595	*,e	Solid Biosciences, Inc	18,743
93,662	*,e	Sorrento Therapeutics, Inc	358,725
115,826	*	Spectrum Pharmaceuticals, Inc	293,040
3,811	*	SpringWorks Therapeutics, Inc	119,970
14,585	*	Stemline Therapeutics, Inc	96,699
7,297	*	Stoke Therapeutics, Inc	204,024
30,987	*	Supernus Pharmaceuticals, Inc	708,673
6,892	*	Syndax Pharmaceuticals, Inc	64,647
47,112	*	Syneos Health, Inc	2,890,792
25,941	*	Syros Pharmaceuticals, Inc	183,143
7,220	*	TCR2 Therapeutics Inc	105,990
64,512	*,e	TG Therapeutics, Inc	916,716
222,623	*,e	TherapeuticsMD, Inc	500,902
47,696	*	Theravance Biopharma, Inc	1,329,764
307,013		Thermo Fisher Scientific, Inc	96,153,401
20,924	*	Translate Bio, Inc	150,025
24,278	*	Tricida, Inc	856,042
19,895	*	Turning Point Therapeutics Inc	1,163,858
15,124	*	Twist Bioscience Corp	375,680
37,779	*	Ultragenyx Pharmaceutical, Inc	1,985,286
31,667	*	United Therapeutics Corp	3,092,916
11,976	*,e	UNITY Biotechnology, Inc	70,658
13,354	*,e	UroGen Pharma Ltd	392,741
43,287	*	Vanda Pharmaceuticals, Inc	551,909
76,900	*,e	VBI Vaccines, Inc	105,353
35,705	*	Veracyte, Inc	937,256
54,342	*	Vericel Corp	891,209
195,765	*	Vertex Pharmaceuticals, Inc	44,448,443
58,489	*,e	Viking Therapeutics, Inc	367,311
7,596	*,e	Vir Biotechnology, Inc	202,281
18,311	*	Voyager Therapeutics, Inc	201,970
49,253	*	Waters Corp	11,022,329
11,082	*,e	WaVe Life Sciences Ltd	78,682
14,286	*	XBiotech, Inc	320,149
32,052	*,e	Xencor, Inc	1,087,845
50,940	*,e	Xeris Pharmaceuticals, Inc	324,488
14,546	*	Y-mAbs Therapeutics, Inc	479,873
109,983	*,e	ZIOPHARM Oncology, Inc	433,333
363,631		Zoetis, Inc	48,802,917
36,547	*	Zogenix, Inc	1,840,872
44,624	*,e	Zynerba Pharmaceuticals, Inc	224,905
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,833,260,370

REAL ESTATE - 4.0%
69,241		Acadia Realty Trust	1,718,562
34,962		Agree Realty Corp	2,654,665
58,662		Alexander & Baldwin, Inc	1,282,351
2,407		Alexander’s, Inc	776,691
84,852		Alexandria Real Estate Equities, Inc	13,847,846
6,851	*,e	Altisource Portfolio Solutions S.A.	127,429
37,614		American Assets Trust, Inc	1,713,694
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

108,984		American Campus Communities, Inc	$4,999,096
76,012		American Finance Trust, Inc	985,876
193,518		American Homes 4 Rent	5,288,847
336,402		American Tower Corp	77,957,799
136,907		Americold Realty Trust	4,719,184
105,679		Apartment Investment & Management Co	5,570,340
163,456		Apple Hospitality REIT, Inc	2,455,109
26,867		Armada Hoffler Properties, Inc	492,741
44,053		Ashford Hospitality Trust, Inc	108,370
108,194		AvalonBay Communities, Inc	23,444,558
45,166		Bluerock Residential Growth REIT, Inc	521,216
117,995		Boston Properties, Inc	16,914,583
14,516		BraeMar Hotels & Resorts, Inc	115,838
98,959		Brandywine Realty Trust	1,545,740
212,171		Brixmor Property Group, Inc	4,234,933
79,501		Brookfield Property REIT, Inc	1,467,588
16,427		Brt Realty Trust	283,037
72,688		Camden Property Trust	8,172,312
69,365		CareTrust REIT, Inc	1,538,516
56,282		CatchMark Timber Trust, Inc	577,453
122,504		CBL & Associates Properties, Inc	102,903
259,829	*	CBRE Group, Inc	15,862,560
53,871		Cedar Realty Trust, Inc	140,065
26,156		Chatham Lodging Trust	427,651
46,803		City Office REIT, Inc	632,777
7,816		Clipper Realty, Inc	83,319
425,482		Colony Capital, Inc	1,987,001
94,085		Columbia Property Trust, Inc	1,985,193
15,150		Community Healthcare Trust, Inc	714,625
12,558		Consolidated-Tomoka Land Co	796,931
91,344		CoreCivic, Inc	1,456,937
7,274		CorEnergy Infrastructure Trust, Inc	331,694
22,840		CorePoint Lodging, Inc	208,986
26,493		Coresite Realty	3,111,603
79,819		Corporate Office Properties Trust	2,376,212
104,817		Cousins Properties, Inc	4,290,160
316,755		Crown Castle International Corp	47,462,569
141,160		CubeSmart	4,470,537
92,091	*	Cushman & Wakefield plc	1,769,989
82,464		CyrusOne, Inc	5,017,934
113,305		DiamondRock Hospitality Co	1,095,659
157,175		Digital Realty Trust, Inc	19,330,953
239,945		Diversified Healthcare Trust	1,852,375
115,334		Douglas Emmett, Inc	4,786,361
278,371		Duke Realty Corp	10,107,651
49,400		Easterly Government Properties, Inc	1,195,974
27,466		EastGroup Properties, Inc	3,737,299
104,720		Empire State Realty Trust, Inc	1,420,003
60,428		EPR Properties	4,312,746
65,000		Equinix, Inc	38,332,450
121,108		Equity Commonwealth	3,971,131
143,836		Equity Lifestyle Properties, Inc	10,464,069
282,397		Equity Residential	23,461,543
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

58,648		Essential Properties Realty Trust, Inc	$1,619,271
49,489		Essex Property Trust, Inc	15,329,713
11,002	*,e	eXp World Holdings Inc	121,462
102,912		Extra Space Storage, Inc	11,390,300
21,321		Farmland Partners, Inc	138,160
58,222		Federal Realty Investment Trust	7,278,914
101,415		First Industrial Realty Trust, Inc	4,330,420
8,997	*	Forestar Group, Inc	182,369
58,607		Four Corners Property Trust, Inc	1,775,206
61,023		Franklin Street Properties Corp	463,775
88,257		Front Yard Residential Corp	946,998
3,673	*	FRP Holdings, Inc	173,880
165,877		Gaming and Leisure Properties, Inc	7,838,518
102,709		Geo Group, Inc	1,622,802
39,263		Getty Realty Corp	1,237,570
28,705		Gladstone Commercial Corp	611,991
19,018		Global Medical REIT, Inc	277,663
80,903		Global Net Lease, Inc	1,677,119
56,257		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,917,801
87,882		Healthcare Realty Trust, Inc	3,169,025
143,849		Healthcare Trust of America, Inc	4,607,483
365,842		Healthpeak Properties Inc	13,166,654
56,274		Hersha Hospitality Trust	729,874
70,987		Highwoods Properties, Inc	3,557,159
534,793		Host Hotels and Resorts, Inc	8,738,518
29,312	*	Howard Hughes Corp	3,566,684
114,748		Hudson Pacific Properties	4,169,942
49,316		Independence Realty Trust, Inc	723,466
46,851		Industrial Logistics Properties Trust	1,072,419
11,699		Innovative Industrial Properties, Inc	1,047,060
10,916		Investors Real Estate Trust	804,509
401,199		Invitation Homes, Inc	12,625,732
205,253		Iron Mountain, Inc	6,488,047
40,754		iStar Inc	593,378
93,197		JBG SMITH Properties	3,779,138
16,318		Jernigan Capital, Inc	326,197
39,420		Jones Lang LaSalle, Inc	6,694,304
96,450		Kennedy-Wilson Holdings, Inc	2,079,462
77,756		Kilroy Realty Corp	6,420,313
288,636		Kimco Realty Corp	5,498,516
60,963		Kite Realty Group Trust	1,048,564
65,265		Lamar Advertising Co	6,057,245
184,776		Lexington Realty Trust	2,045,470
114,230		Liberty Property Trust	7,156,509
34,541		Life Storage, Inc	3,909,350
35,739		LTC Properties, Inc	1,649,712
91,730		Macerich Co	2,046,496
77,091		Mack-Cali Realty Corp	1,692,918
24,749	*	Marcus & Millichap, Inc	876,115
7,087	*	Maui Land & Pineapple Co, Inc	74,059
380,454		Medical Properties Trust, Inc	8,427,056
85,795		Mid-America Apartment Communities, Inc	11,771,932
80,044		Monmouth Real Estate Investment Corp (Class A)	1,171,044
32,229		National Health Investors, Inc	2,719,483
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

130,750		National Retail Properties, Inc	$7,322,000
42,965		National Storage Affiliates Trust	1,467,255
57,756		New Senior Investment Group, Inc	440,101
162,017		Newmark Group, Inc	1,906,940
14,802		NexPoint Residential Trust, Inc	722,338
47,345		Office Properties Income Trust	1,611,150
159,470		Omega Healthcare Investors, Inc	6,689,766
32,197		One Liberty Properties, Inc	880,266
111,264		Outfront Media, Inc	3,308,991
117,210		Paramount Group, Inc	1,647,973
169,571		Park Hotels & Resorts, Inc	3,720,388
79,729		Pebblebrook Hotel Trust	1,891,172
49,406		Pennsylvania REIT	194,660
132,603		Physicians Realty Trust	2,565,868
89,709		Piedmont Office Realty Trust, Inc	2,080,352
50,818		PotlatchDeltic Corp	2,185,174
30,956		Preferred Apartment Communities, Inc	364,662
481,913		Prologis, Inc	44,760,079
16,705		PS Business Parks, Inc	2,799,090
117,209		Public Storage, Inc	26,226,686
41,639		QTS Realty Trust, Inc	2,368,426
10,225	*	Rafael Holdings, Inc	206,954
97,923		Rayonier, Inc	2,974,901
10,920		Re/Max Holdings, Inc	418,018
82,223	e	Realogy Holdings Corp	870,742
246,425		Realty Income Corp	19,322,184
76,738	*,e	Redfin Corp	1,867,035
124,082		Regency Centers Corp	7,698,047
95,856		Retail Opportunities Investment Corp	1,588,334
180,631		Retail Properties of America, Inc	2,194,667
10,607		Retail Value, Inc	348,652
82,925		Rexford Industrial Realty, Inc	3,996,156
146,326		RLJ Lodging Trust	2,276,833
18,921		RMR Group, Inc	871,690
62,294		RPT Realty	869,001
34,957		Ryman Hospitality Properties	2,972,394
146,116		Sabra Healthcare REIT, Inc	3,141,494
8,645		Safehold, Inc	388,679
9,881		Saul Centers, Inc	487,924
85,975		SBA Communications Corp	21,455,921
33,749		Seritage Growth Properties	1,239,263
135,178		Service Properties Trust	2,917,141
235,473		Simon Property Group, Inc	31,353,230
144,383		SITE Centers Corp	1,835,108
56,895		SL Green Realty Corp	5,236,616
73,120		Spirit Realty Capital, Inc	3,859,274
29,309	*,e	St. Joe Co	615,782
89,961		STAG Industrial, Inc	2,900,343
160,009		STORE Capital Corp	6,280,353
2,867	*	Stratus Properties, Inc	85,293
95,676		Summit Hotel Properties, Inc	1,061,047
69,245		Sun Communities, Inc	11,229,462
161,576		Sunstone Hotel Investors, Inc	2,048,784
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

88,312		Tanger Factory Outlet Centers, Inc	$1,292,005
36,609		Taubman Centers, Inc	967,210
24,042	*	Tejon Ranch Co	387,076
49,569		Terreno Realty Corp	2,838,321
219,126		UDR, Inc	10,498,327
29,663		UMH Properties, Inc	468,675
151,222		Uniti Group, Inc	957,235
7,479		Universal Health Realty Income Trust	922,535
84,805		Urban Edge Properties	1,559,564
25,939		Urstadt Biddle Properties, Inc (Class A)	588,037
282,259		Ventas, Inc	16,331,506
805,160		VEREIT, Inc	7,858,362
354,523		VICI Properties, Inc	9,501,216
130,223		Vornado Realty Trust	8,564,767
267,196		Washington Prime Group, Inc	804,260
62,434		Washington REIT	1,900,491
88,530		Weingarten Realty Investors	2,576,223
307,995		Welltower, Inc	26,151,855
569,666		Weyerhaeuser Co	16,491,831
22,948		Whitestone REIT	300,619
129,464		WP Carey, Inc	10,890,512
83,110		Xenia Hotels & Resorts, Inc	1,553,326
		TOTAL REAL ESTATE	983,418,611

RETAILING - 5.8%
15,888	*	1-800-FLOWERS.COM, Inc (Class A)	241,339
54,562		Aaron’s, Inc	3,238,800
48,761		Abercrombie & Fitch Co (Class A)	797,730
48,847		Advance Auto Parts, Inc	6,435,592
317,599	*	Amazon.com, Inc	637,967,463
103,945		American Eagle Outfitters, Inc	1,496,808
4,482	*	America’s Car-Mart, Inc	492,034
10,925	*	Asbury Automotive Group, Inc	1,053,716
25,965	*,e	At Home Group, Inc	146,962
49,168	*	Autonation, Inc	2,086,690
18,184	*	AutoZone, Inc	19,237,945
22,973	*	Barnes & Noble Education, Inc	79,027
86,549	e	Bed Bath & Beyond, Inc	1,233,323
169,929		Best Buy Co, Inc	14,391,287
25,783		Big Lots, Inc	697,688
90,864	*	BJ’s Wholesale Club Holdings, Inc	1,864,529
31,984	*	Booking Holdings, Inc	58,548,311
32,807	*	Boot Barn Holdings, Inc	1,376,910
20,435	e	Buckle, Inc	498,818
49,640	*	Burlington Stores, Inc	10,795,211
42,483		Caleres, Inc	745,577
59,924	e	Camping World Holdings, Inc	933,017
121,873	*	CarMax, Inc	11,826,556
37,231	*	Carvana Co	2,950,557
14,638		Cato Corp (Class A)	234,794
90,009		Chico’s FAS, Inc	350,135
10,893	e	Children’s Place, Inc	649,985
9,236		Citi Trends, Inc	215,106
14,808	*,e	Conn’s, Inc	129,718
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,713	*,e	Container Store Group, Inc	$39,241
30,828		Core-Mark Holding Co, Inc	722,608
45,022		Designer Brands, Inc	641,113
49,667		Dick’s Sporting Goods, Inc	2,196,771
8,843	e	Dillard’s, Inc (Class A)	536,947
198,902		Dollar General Corp	30,513,556
178,563	*	Dollar Tree, Inc	15,547,480
5,673	*,e	Duluth Holdings, Inc	47,937
606,335		eBay, Inc	20,348,603
88,942	*	Etsy, Inc	4,341,259
105,099		Expedia Group Inc	11,397,987
140,131	*	Express Parent LLC	561,925
39,607	*	Five Below, Inc	4,484,305
52,469	*	Floor & Decor Holdings, Inc	2,587,246
81,537		Foot Locker, Inc	3,095,960
16,526	*,e	Funko, Inc	248,386
4,919	*,e	Gaia, Inc	41,615
141,525	e	GameStop Corp (Class A)	543,456
142,651		Gap, Inc	2,483,554
16,380	*	Genesco, Inc	644,062
107,816		Genuine Parts Co	10,088,343
124,025	*,e	GNC Holdings, Inc	265,413
12,522		Group 1 Automotive, Inc	1,261,842
438,715	*	Groupon, Inc	1,263,499
64,650	*	GrubHub, Inc	3,500,797
34,631		Guess?, Inc	737,294
9,919	e	Haverty Furniture Cos, Inc	199,669
15,548	*	Hibbett Sports, Inc	385,279
847,059		Home Depot, Inc	193,214,158
21,193	*	Hudson Ltd	232,487
688,825	*,e	JC Penney Co, Inc	513,175
118,390		Kohl’s Corp	5,061,173
193,192		L Brands, Inc	4,474,327
8,312	*	Lands’ End, Inc	96,835
6,857	*	Leaf Group Ltd	23,931
10,204	*	Liquidity Services, Inc	54,285
15,524		Lithia Motors, Inc (Class A)	2,105,675
239,977	*	LKQ Corp	7,843,648
592,116		Lowe’s Companies, Inc	68,827,564
64,637	*,e	Lumber Liquidators, Inc	491,888
245,855	e	Macy’s, Inc	3,921,387
15,024	*	MarineMax, Inc	299,428
67,268	*,e	Michaels Cos, Inc	331,631
25,365		Monro Muffler, Inc	1,590,386
19,492	*	Murphy USA, Inc	1,991,498
58,729	*	National Vision Holdings, Inc	2,003,833
77,380	e	Nordstrom, Inc	2,852,227
645,748		Office Depot, Inc	1,433,561
35,943	*	Ollie’s Bargain Outlet Holdings, Inc	1,906,417
56,891	*	O’Reilly Automotive, Inc	23,103,435
61,335	*	Overstock.com, Inc	498,040
23,554		Penske Auto Group, Inc	1,106,331
11,452	e	PetMed Express, Inc	288,705
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,130		Pool Corp	$6,607,509
52,342	*	Quotient Technology, Inc	527,084
279,428	*	Qurate Retail Group, Inc QVC Group	2,383,521
28,574	*,e	RealReal, Inc	413,466
49,836		Rent-A-Center, Inc	1,451,723
14,781	*,e	RH	3,085,534
267,189		Ross Stores, Inc	29,975,934
34,150	*	Rubicon Project, Inc	319,644
83,286	*	Sally Beauty Holdings, Inc	1,278,440
8,376	e	Shoe Carnival, Inc	300,363
21,178		Shutterstock, Inc	917,643
38,052		Signet Jewelers Ltd	925,044
23,483	*	Sleep Number Corp	1,211,488
15,333		Sonic Automotive, Inc (Class A)	484,983
23,407	*	Sportsman’s Warehouse Holdings, Inc	151,677
11,411	*	Stamps.com, Inc	850,005
29,827	*,e	Stitch Fix Inc	683,038
103,746	e	Tailored Brands, Inc	412,909
381,721		Target Corp	42,271,784
91,135		Tiffany & Co	12,213,913
9,156		Tilly’s, Inc	77,826
927,339		TJX Companies, Inc	54,750,095
89,319		Tractor Supply Co	8,302,201
42,245	*	Ulta Beauty, Inc	11,317,858
50,531	*	Urban Outfitters, Inc	1,293,594
47,914	*,e	Wayfair, Inc	4,489,542
2,435		Weyco Group, Inc	55,153
59,756	e	Williams-Sonoma, Inc	4,187,700
2,291		Winmark Corp	455,840
17,443	*	Zumiez, Inc	543,698
		TOTAL RETAILING	1,415,647,009

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
28,636	*	Acacia Communications, Inc	1,962,998
61,424	*,e	Adesto Technologies Corp	436,110
30,553	*	Advanced Energy Industries, Inc	2,136,877
792,648	*	Advanced Micro Devices, Inc	37,254,456
9,141	*	Alpha & Omega Semiconductor Ltd	111,429
23,645	*	Ambarella, Inc	1,398,365
59,444	*	Amkor Technology, Inc	668,745
280,644		Analog Devices, Inc	30,800,679
703,989		Applied Materials, Inc	40,824,322
17,700	*	Axcelis Technologies, Inc	427,455
23,342	*	AXT, Inc	91,034
296,544		Broadcom, Inc	90,493,367
56,349		Brooks Automation, Inc	2,145,770
23,382		Cabot Microelectronics Corp	3,402,315
12,815	*	Ceva, Inc	350,490
44,405	*	Cirrus Logic, Inc	3,410,748
22,179		Cohu, Inc	496,144
81,281	*	Cree, Inc	3,778,754
282,222		Cypress Semiconductor Corp	6,584,239
38,957	*	Diodes, Inc	2,011,740
25,320	*	DSP Group, Inc	366,127
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

87,541	*,e	Enphase Energy, Inc	$2,759,292
101,674		Entegris, Inc	5,262,646
61,203	*	First Solar, Inc	3,034,445
68,617	*	Formfactor, Inc	1,736,696
16,831	*	Ichor Holdings Ltd	561,987
10,555	*,e	Impinj, Inc	339,660
39,278	*	Inphi Corp	2,983,557
3,345,220		Intel Corp	213,859,914
120,611		KLA Corp	19,990,067
109,757		Lam Research Corp	32,730,635
110,879	*	Lattice Semiconductor Corp	2,062,349
45,361	*	MACOM Technology Solutions Holdings, Inc	1,289,160
492,623		Marvell Technology Group Ltd	11,842,657
205,412		Maxim Integrated Products, Inc	12,349,370
66,980	*	MaxLinear, Inc	1,305,440
175,371	e	Microchip Technology, Inc	17,095,165
844,307	*	Micron Technology, Inc	44,824,259
40,999		MKS Instruments, Inc	4,297,515
30,284		Monolithic Power Systems, Inc	5,183,712
48,450	*	Nanometrics, Inc	1,838,193
21,044	*	NeoPhotonics Corp Ltd	160,566
2,727		NVE Corp	200,053
447,032		NVIDIA Corp	105,691,776
310,217	*	ON Semiconductor Corp	7,181,524
21,163	*	PDF Solutions, Inc	333,529
38,535	*	Photronics, Inc	492,477
24,260		Power Integrations, Inc	2,369,474
94,024	*	Qorvo, Inc	9,953,381
875,791		QUALCOMM, Inc	74,713,730
61,082	*	Rambus, Inc	969,371
54,601	*	Semtech Corp	2,631,222
32,357	*	Silicon Laboratories, Inc	3,181,017
128,586		Skyworks Solutions, Inc	14,549,506
12,865	*	SMART Global Holdings, Inc	388,008
38,260	*,e	SunPower Corp	325,975
128,511		Teradyne, Inc	8,480,441
720,929		Texas Instruments, Inc	86,980,084
25,939	*	Ultra Clean Holdings	596,856
32,109		Universal Display Corp	5,656,643
26,815	*	Veeco Instruments, Inc	341,891
190,907		Xilinx, Inc	16,127,823
61,494		Xperi Corp	989,439
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	956,813,669

SOFTWARE & SERVICES - 13.1%
41,968	*	2U, Inc	831,386
76,541	*	8x8, Inc	1,425,193
40,700	*	A10 Networks, Inc	277,167
493,132		Accenture plc	101,195,618
84,722	*	ACI Worldwide, Inc	2,918,673
376,074	*	Adobe, Inc	132,054,624
119,773	*	Akamai Technologies, Inc	11,180,810
31,014	*	Alarm.com Holdings, Inc	1,362,445
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,887		Alliance Data Systems Corp	$3,174,875
28,629	*	Altair Engineering, Inc	1,057,842
34,824	*,e	Alteryx, Inc	4,856,903
103,837		Amdocs Ltd	7,471,072
14,904	*	American Software, Inc (Class A)	222,517
60,894	*	Anaplan, Inc	3,506,885
63,621	*	Ansys, Inc	17,453,149
15,829	*	Appfolio, Inc	2,080,564
35,761	*,e	Appian Corp	1,825,241
49,808	*	Aspen Technology, Inc	5,926,156
88,200	*	Atlassian Corp plc	12,965,400
167,451	*	Autodesk, Inc	32,962,729
335,970		Automatic Data Processing, Inc	57,581,898
32,914	*	Avalara, Inc	2,802,298
118,041	*	Avaya Holdings Corp	1,507,384
25,085	*	Benefitfocus, Inc	464,072
108,985	*	Black Knight, Inc	7,293,276
39,195		Blackbaud, Inc	3,070,144
32,086	*	Blackline, Inc	1,962,701
96,987		Booz Allen Hamilton Holding Co	7,568,865
39,679	*	Bottomline Technologies, Inc	2,126,794
116,757	*	Box, Inc	1,754,858
13,536	*	Brightcove, Inc	117,222
84,487		Broadridge Financial Solutions, Inc	10,066,626
17,412	*	CACI International, Inc (Class A)	4,656,665
210,096	*	Cadence Design Systems, Inc	15,150,023
25,453	*	Cardtronics plc	1,145,385
21,931		Cass Information Systems, Inc	1,184,713
94,005		CDK Global, Inc	5,046,188
25,982	*	Cerence Inc	554,716
71,431	*	Ceridian HCM Holding, Inc	5,235,178
17,671	*	ChannelAdvisor Corp	165,401
96,406		Citrix Systems, Inc	11,686,335
213,490	*,e	Cloudera, Inc	2,196,812
424,811		Cognizant Technology Solutions Corp (Class A)	26,074,899
26,741	*	Commvault Systems, Inc	1,203,880
133,288	*	Conduent, Inc	570,473
63,661		CoreLogic Inc	2,960,236
41,169	*	Cornerstone OnDemand, Inc	2,420,737
45,478	*	Coupa Software, Inc	7,328,780
19,069		CSG Systems International, Inc	950,018
5,864	*,e	Digimarc Corp	183,602
55,211	*	Digital Turbine, Inc	344,517
116,164	*	DocuSign, Inc	9,120,036
20,166	*	Domo, Inc	488,420
151,299	*	Dropbox, Inc	2,575,109
191,130		DXC Technology Co	6,093,224
46,829	*	Dynatrace, Inc	1,466,216
13,427	e	Ebix, Inc	462,292
34,490	*	Elastic NV	2,237,711
34,278	*	Endurance International Group Holdings, Inc	161,792
33,748	*	Envestnet, Inc	2,661,705
38,137	*	EPAM Systems, Inc	8,700,575
37,504	*	Euronet Worldwide, Inc	5,912,131
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,181	*	Everbridge, Inc	$2,101,126
87,635	*	Everi Holdings, Inc	1,095,437
57,131		EVERTEC, Inc	1,917,888
29,867	*	Evo Payments, Inc	827,615
24,176	*	ExlService Holdings, Inc	1,767,507
20,771	*	Fair Isaac Corp	8,357,835
466,857		Fidelity National Information Services, Inc	67,068,677
158,538	*	FireEye, Inc	2,533,437
431,434	*	Fiserv, Inc	51,172,387
44,399	*	Five9, Inc	3,184,740
64,150	*	FleetCor Technologies, Inc	20,222,004
39,476	*	ForeScout Technologies, Inc	1,125,461
108,140	*	Fortinet, Inc	12,475,030
66,225	*	Gartner, Inc	10,647,655
141,006		Genpact Ltd	6,242,336
227,162		Global Payments, Inc	44,398,813
125,773	*	GoDaddy, Inc	8,453,203
15,802	*	GTT Communications, Inc	187,254
60,631	*	Guidewire Software, Inc	6,820,987
54,164		Hackett Group, Inc	837,105
28,663	*	HubSpot, Inc	5,186,283
10,789	*	I3 Verticals, Inc	348,377
15,736	*	Information Services Group, Inc	42,487
34,169	*	Instructure, Inc	1,668,814
17,080	*,e	Intelligent Systems Corp	725,046
682,999		International Business Machines Corp	98,167,446
194,776		Intuit, Inc	54,611,295
35,144		j2 Global, Inc	3,368,904
62,866		Jack Henry & Associates, Inc	9,400,982
105,233		KBR, Inc	2,862,338
99,675		Leidos Holdings, Inc	10,014,347
74,415	*	Limelight Networks, Inc	371,331
52,966	*	Liveperson, Inc	2,172,136
55,670	*	LiveRamp Holdings, Inc	2,240,161
34,160		LogMeIn, Inc	2,936,735
51,717	*	Manhattan Associates, Inc	4,419,735
23,451		Mantech International Corp (Class A)	1,882,646
682,091		Mastercard, Inc (Class A)	215,499,831
52,260		MAXIMUS, Inc	3,749,655
9,567	*,e	Medallia, Inc	269,981
5,814,136		Microsoft Corp	989,740,371
8,153	*	MicroStrategy, Inc (Class A)	1,239,501
81,479	*	Mitek Systems, Inc	795,235
67,870	*	MobileIron, Inc	323,740
40,079	*	Model N, Inc	1,250,064
31,804	*,e	MongoDB, Inc	5,212,994
33,161	*	New Relic, Inc	2,188,958
36,835		NIC, Inc	726,755
440,765		NortonLifelock, Inc	12,526,541
207,856	*	Nuance Communications, Inc	3,932,635
125,272	*	Nutanix, Inc	4,067,582
77,671	*	Okta, Inc	9,945,772
16,134	*	OneSpan, Inc	268,147
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,584,054		Oracle Corp	$83,083,632
26,662	*	Pagerduty, Inc	621,758
71,757	*	Palo Alto Networks, Inc	16,847,108
257,782		Paychex, Inc	22,109,962
36,702	*	Paycom Software, Inc	11,677,108
25,963	*	Paylocity Holding Corp	3,683,890
909,510	*	PayPal Holdings, Inc	103,584,094
21,182	*,e	Paysign Inc	185,131
33,891		Pegasystems, Inc	2,921,743
20,483	*	Perficient, Inc	1,018,005
115,944		Perspecta, Inc	3,254,548
34,087	*	Pluralsight, Inc	660,947
28,372		Progress Software Corp	1,280,428
40,968	*	Proofpoint, Inc	5,031,280
30,746	*	PROS Holdings, Inc	1,844,760
75,796	*	PTC, Inc	6,300,163
30,668	*	Q2 Holdings, Inc	2,673,943
13,656		QAD, Inc (Class A)	702,601
22,710	*	Qualys, Inc	1,947,155
34,220	*	Rapid7, Inc	2,031,984
53,633	*	RealPage, Inc	3,129,486
55,693	*	RingCentral, Inc	11,449,367
214,044		Sabre Corp	4,610,508
74,373	*	SailPoint Technologies Holding, Inc	1,866,019
641,930	*	salesforce.com, Inc	117,030,258
44,823		Science Applications International Corp	3,934,115
2,934	*,e	SecureWorks Corp	46,152
141,689	*	ServiceNow, Inc	47,923,470
4,538	*,e	ShotSpotter, Inc	124,568
60,902	*	Smartsheet, Inc	2,952,529
44,684	*	SolarWinds Corp	845,421
116,935	*	Splunk, Inc	18,155,328
30,142	*	SPS Commerce, Inc	1,712,970
261,183	*	Square, Inc	19,507,758
167,321		SS&C Technologies Holdings, Inc	10,542,896
75,308	*	SVMK, Inc	1,329,186
62,478		Switch, Inc	999,648
22,488	*	Sykes Enterprises, Inc	755,372
79,247	*,e	Synchronoss Technologies, Inc	433,085
112,230	*	Synopsys, Inc	16,555,047
73,826	*	Telaria, Inc	749,334
16,825	*	TeleNav, Inc	75,544
41,120	*	Tenable Holdings, Inc	1,120,520
85,362	*	Teradata Corp	2,077,711
68,861		TiVo Corp	501,308
29,764	*	Trade Desk, Inc	8,011,874
22,783	*,e	TransEnterix, Inc	30,985
7,628		TTEC Holdings, Inc	302,984
4,944	*,e	Tucows, Inc	297,876
90,987	*,e	Twilio, Inc	11,313,324
29,229	*	Tyler Technologies, Inc	9,460,843
31,505	*	Unisys Corp	305,914
23,456	*	Upland Software, Inc	915,722
39,116	*	Upwork, Inc	359,085
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,353	*	Varonis Systems, Inc	$2,288,352
47,704	*	Verint Systems, Inc	2,766,832
84,927	*	VeriSign, Inc	17,676,706
90,793	*	Verra Mobility Corp	1,446,332
29,371	*,e	VirnetX Holding Corp	111,610
15,336	*	Virtusa Corp	638,591
1,316,806		Visa, Inc (Class A)	262,004,890
57,774		VMware, Inc (Class A)	8,554,018
312,197		Western Union Co	8,398,099
31,036	*	WEX, Inc	6,732,329
122,464	*	Workday, Inc	22,610,528
29,314	*	Workiva, Inc	1,333,494
77,806	*,e	Yext, Inc	1,162,422
78,351	*	Zendesk, Inc	6,769,526
22,508	*	Zix Corp	151,929
45,626	*,e	Zscaler, Inc	2,559,162
60,576	*	Zuora Inc	893,496
		TOTAL SOFTWARE & SERVICES	3,190,581,241

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
92,051	*	3D Systems Corp	1,002,435
27,636		Adtran, Inc	250,106
33,387	*	Agilysys, Inc	1,085,077
19,888	*	Akoustis Technologies, Inc	146,177
230,263		Amphenol Corp (Class A)	22,904,261
27,285	*	Anixter International, Inc	2,663,016
3,414,437		Apple, Inc	1,056,802,396
28,619	*,e	Applied Optoelectronics, Inc	323,395
44,884	*	Arista Networks, Inc	10,024,393
166,136	*	Arlo Technologies, Inc	709,401
60,939	*	Arrow Electronics, Inc	4,627,708
38,581	*	Avid Technology, Inc	324,273
71,222		Avnet, Inc	2,598,891
37,633		AVX Corp	762,821
24,060		Badger Meter, Inc	1,420,984
5,805		Bel Fuse, Inc (Class B)	100,543
23,710		Belden CDT, Inc	1,168,192
47,299		Benchmark Electronics, Inc	1,455,863
21,160	*	CalAmp Corp	203,559
29,260	*	Calix, Inc	268,022
33,788	*	Casa Systems, Inc	135,490
107,049		CDW Corp	13,964,542
112,693	*	Ciena Corp	4,583,224
3,301,231		Cisco Systems, Inc	151,757,589
4,561	*	Clearfield, Inc	58,016
127,729		Cognex Corp	6,510,347
18,086	*	Coherent, Inc	2,557,903
146,272	*	CommScope Holding Co, Inc	1,782,324
13,332		Comtech Telecommunications Corp	385,428
574,304		Corning, Inc	15,328,174
19,009		CTS Corp	557,154
19,750	e	Daktronics, Inc	116,525
113,744	*	Dell Technologies, Inc	5,547,295
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

59,746	*	Diebold, Inc	$687,676
10,072	*	Digi International, Inc	159,087
54,273		Dolby Laboratories, Inc (Class A)	3,763,290
30,498	*	EchoStar Corp (Class A)	1,217,023
7,496	*	ePlus, Inc	597,581
75,046	*	Extreme Networks, Inc	442,771
45,264	*	F5 Networks, Inc	5,527,640
32,555	*	Fabrinet	2,052,267
12,665	*	FARO Technologies, Inc	654,274
203,198	*	Fitbit, Inc	1,324,851
101,323		FLIR Systems, Inc	5,222,187
46,648	*	Harmonic, Inc	328,169
1,011,650		Hewlett Packard Enterprise Co	14,092,284
1,146,281		HP, Inc	24,438,711
65,421	*,e	II-VI, Inc	2,201,417
19,344	*	Immersion Corp	141,598
208,469	*,e	Infinera Corp	1,536,417
20,255	*,e	Inseego Corp	135,911
31,492	*	Insight Enterprises, Inc	2,074,378
27,167		InterDigital, Inc	1,500,977
26,819	*	IPG Photonics Corp	3,423,982
13,759	*	Iteris, Inc	69,621
28,386	*	Itron, Inc	2,320,555
116,887		Jabil Inc	4,545,735
268,503		Juniper Networks, Inc	6,159,459
42,981		Kemet Corp	1,119,225
142,081	*	Keysight Technologies, Inc	13,212,112
14,394	*	Kimball Electronics, Inc	232,895
49,539	*	Knowles Corp	977,404
5,791	*	KVH Industries, Inc	59,589
18,187		Littelfuse, Inc	3,217,462
57,764	*	Lumentum Holdings, Inc	4,376,778
20,788		Methode Electronics, Inc	680,807
130,324		Motorola Solutions, Inc	23,067,348
9,718		MTS Systems Corp	492,605
9,313	*	Napco Security Technologies, Inc	273,802
110,252		National Instruments Corp	4,920,547
92,155	*	NCR Corp	3,107,467
177,694		NetApp, Inc	9,488,860
18,154	*	Netgear, Inc	466,921
49,960	*	Netscout Systems, Inc	1,284,472
24,834	*	nLight, Inc	436,333
26,217	*	Novanta, Inc	2,378,668
15,364	*	OSI Systems, Inc	1,329,601
8,426	*,e	PAR Technology Corp	286,737
17,810		Park Aerospace Corp	275,521
5,105		PC Connection, Inc	254,433
25,570		Plantronics, Inc	734,370
26,786	*	Plexus Corp	1,905,020
177,478	*	Pure Storage, Inc	3,159,108
26,337	*	Ribbon Communications, Inc	74,270
14,957	*	Rogers Corp	1,761,187
43,947	*	Sanmina Corp	1,399,272
14,787	*	Scansource, Inc	515,918
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,338	*,e	Stratasys Ltd	$527,497
33,660	*	Synaptics, Inc	2,244,785
30,708		Synnex Corp	4,230,334
25,505	*	Tech Data Corp	3,671,190
194,918	*	Trimble Inc	8,287,913
52,051	*	TTM Technologies, Inc	749,014
7,976	e	Ubiquiti, Inc	1,303,438
39,316	*	Viasat, Inc	2,502,463
179,207	*	Viavi Solutions, Inc	2,526,819
87,541		Vishay Intertechnology, Inc	1,776,207
6,505	*	Vishay Precision Group, Inc	224,683
227,005		Western Digital Corp	14,868,828
149,088		Xerox Holdings Corp	5,303,060
40,227	*	Zebra Technologies Corp (Class A)	9,615,058
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,536,063,406

TELECOMMUNICATION SERVICES - 1.8%
5,260	*	Anterix, Inc	244,380
5,608,657		AT&T, Inc	210,997,677
5,617		ATN International, Inc	325,056
11,426	*	Bandwidth Inc	810,789
47,700	*	Boingo Wireless, Inc	536,148
823,486		CenturyLink, Inc	11,248,819
31,358	*	Cincinnati Bell, Inc	429,918
27,208		Cogent Communications Group, Inc	1,929,863
38,093	*	Consolidated Communications Holdings, Inc	183,989
80,318	*,e	Gogo, Inc	422,473
56,168	*	IDT Corp (Class B)	424,630
80,615	*,e	Iridium Communications, Inc	2,059,713
9,912	*	Ooma, Inc	130,145
50,663	*	ORBCOMM, Inc	181,880
30,053		Shenandoah Telecom Co	1,212,638
13,824		Spok Holdings, Inc	146,811
402,004	*	Sprint Corp	1,756,757
72,628		Telephone & Data Systems, Inc	1,647,203
241,348	*	T-Mobile US, Inc	19,112,348
8,691	*	US Cellular Corp	278,286
3,189,062		Verizon Communications, Inc	189,557,845
194,410	*	Vonage Holdings Corp	1,724,417
184,101	*	Zayo Group Holdings, Inc	6,397,510
		TOTAL TELECOMMUNICATION SERVICES	451,759,295

TRANSPORTATION - 1.9%
44,145	*	Air Transport Services Group, Inc	925,721
92,525		Alaska Air Group, Inc	5,976,190
8,785		Allegiant Travel Co	1,476,231
7,735		Amerco, Inc	2,871,773
296,076		American Airlines Group, Inc	7,946,680
19,628		ArcBest Corp	437,901
24,854	*	Atlas Air Worldwide Holdings, Inc	555,487
43,060	*	Avis Budget Group, Inc	1,412,368
102,013		CH Robinson Worldwide, Inc	7,367,379
26,011		Copa Holdings S.A. (Class A)	2,548,038
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

32,803		Costamare, Inc	$260,128
7,137	*	Covenant Transportation Group, Inc	90,533
571,457		CSX Corp	43,625,027
14,049	*	Daseke, Inc	42,639
443,131		Delta Air Lines, Inc	24,700,122
22,066	*,e	Eagle Bulk Shipping, Inc	71,714
15,234	*	Echo Global Logistics, Inc	295,235
131,857		Expeditors International of Washington, Inc	9,630,835
183,482		FedEx Corp	26,538,836
16,557		Forward Air Corp	1,083,656
5,547		Genco Shipping & Trading Ltd	43,655
29,329		Hawaiian Holdings, Inc	817,693
32,998		Heartland Express, Inc	616,733
104,773	*	Hertz Global Holdings, Inc	1,651,222
21,033	*	Hub Group, Inc (Class A)	1,112,015
62,132		JB Hunt Transport Services, Inc	6,705,907
224,244	*	JetBlue Airways Corp	4,446,759
73,196		Kansas City Southern	12,347,433
45,192	*	Kirby Corp	3,312,122
87,978		Knight-Swift Transportation Holdings, Inc	3,262,224
25,429		Landstar System, Inc	2,816,262
145,132	*	Lyft, Inc (Class A)	6,890,867
51,556		Macquarie Infrastructure Co LLC	2,274,135
21,744		Marten Transport Ltd	451,405
38,795		Matson, Inc	1,397,008
16,873	*	Mesa Air Group, Inc	144,095
199,683		Norfolk Southern Corp	41,575,997
48,224		Old Dominion Freight Line	9,462,996
4,793		Park-Ohio Holdings Corp	140,914
26,098	*	Radiant Logistics, Inc	126,053
41,932		Ryder System, Inc	2,000,995
33,901	*	Safe Bulkers, Inc	44,071
23,550	*	Saia, Inc	2,051,205
57,200		Schneider National, Inc	1,273,844
34,522		Scorpio Bulkers, Inc	126,696
42,491		Skywest, Inc	2,344,228
363,305		Southwest Airlines Co	19,974,509
49,971	*	Spirit Airlines, Inc	2,052,309
739,943	*	Uber Technologies, Inc	26,852,531
532,364		Union Pacific Corp	95,516,749
175,716	*	United Airlines Holdings Inc	13,143,557
537,809		United Parcel Service, Inc (Class B)	55,673,988
2,477		Universal Logistics Holdings Inc	41,861
10,589	*	US Xpress Enterprises, Inc	57,816
48,417	e	Werner Enterprises, Inc	1,784,651
69,699	*	XPO Logistics, Inc	6,197,635
29,117	*,e	YRC Worldwide, Inc	65,804
		TOTAL TRANSPORTATION	466,654,437

UTILITIES - 3.5%
488,745		AES Corp	9,706,476
43,324		Allete, Inc	3,616,687
183,187		Alliant Energy Corp	10,873,980
181,400		Ameren Corp	14,883,870
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

379,142		American Electric Power Co, Inc	$39,514,179
29,906		American States Water Co	2,648,475
147,492		American Water Works Co, Inc	20,088,410
8,406	*	AquaVenture Holdings Ltd	226,962
4,175		Artesian Resources Corp	157,481
78,190	*	Atlantic Power Corp	186,874
91,008		Atmos Energy Corp	10,650,666
58,345		Avangrid, Inc	3,107,455
52,011		Avista Corp	2,644,759
47,990		Black Hills Corp	3,984,610
43,873	*,e	Cadiz, Inc	399,025
38,876		California Water Service Group	2,043,323
373,827		Centerpoint Energy, Inc	9,898,939
16,717		Chesapeake Utilities Corp	1,608,343
19,052		Clearway Energy, Inc (Class A)	394,186
43,413		Clearway Energy, Inc (Class C)	919,053
221,737		CMS Energy Corp	15,191,202
252,313		Consolidated Edison, Inc	23,717,422
5,918		Consolidated Water Co, Inc	101,257
632,638		Dominion Energy Inc	54,248,708
139,492		DTE Energy Co	18,498,034
562,846		Duke Energy Corp	54,950,655
265,414		Edison International	20,317,442
36,343		El Paso Electric Co	2,474,595
148,075		Entergy Corp	19,474,824
315,969		Equitable Holdings, Inc	7,589,575
164,210	*	Essential Utilities Inc	8,529,067
184,167		Evergy, Inc	13,289,491
244,690		Eversource Energy	22,619,144
739,154		Exelon Corp	35,176,339
397,012		FirstEnergy Corp	20,164,239
57,069	e	Genie Energy Ltd	412,609
5,614		Global Water Resources, Inc	70,905
94,157		Hawaiian Electric Industries, Inc	4,605,219
41,991		Idacorp, Inc	4,710,970
150,466		MDU Resources Group, Inc	4,455,298
25,821		MGE Energy, Inc	2,063,872
9,879		Middlesex Water Co	644,703
56,119		National Fuel Gas Co	2,423,780
72,067		New Jersey Resources Corp	2,977,808
375,130		NextEra Energy, Inc	100,609,866
269,418		NiSource, Inc	7,896,642
24,233		Northwest Natural Holding Co	1,778,218
38,146		NorthWestern Corp	2,936,098
205,756		NRG Energy, Inc	7,590,339
160,753		OGE Energy Corp	7,370,525
37,812		ONE Gas, Inc	3,573,234
33,124		Ormat Technologies, Inc	2,625,408
39,135		Otter Tail Corp	2,096,071
72,047		Pattern Energy Group, Inc	1,938,785
379,110	*,b	PG&E Corp	5,766,263
82,333		Pinnacle West Capital Corp	8,043,111
57,247		PNM Resources, Inc	3,104,505
186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

72,918		Portland General Electric Co	$4,484,457
545,887		PPL Corp	19,755,650
387,231		Public Service Enterprise Group, Inc	22,924,075
8,678	*	Pure Cycle Corp	112,727
3,652		RGC Resources, Inc	92,469
214,244		Sempra Energy	34,416,156
26,781		SJW Corp	1,964,386
68,657		South Jersey Industries, Inc	2,114,636
795,653		Southern Co	56,013,971
40,004		Southwest Gas Holdings Inc	3,020,702
7,128	e	Spark Energy, Inc	67,645
42,596		Spire, Inc	3,591,695
26,130	*	Sunnova Energy International, Inc	354,845
53,530		TerraForm Power, Inc	968,358
149,226		UGI Corp	6,206,309
11,971		Unitil Corp	738,491
321,736		Vistra Energy Corp	7,245,495
244,973		WEC Energy Group, Inc	24,470,353
394,062		Xcel Energy, Inc	27,265,150
10,435		York Water Co	494,202
		TOTAL UTILITIES	847,891,748

		TOTAL COMMON STOCKS	24,330,477,113
		(Cost $14,683,591,320)

RIGHTS / WARRANTS - 0.0%

MATERIALS - 0.0%
16,652	†	A Schulman, Inc	7,210
208,358	†	Pan American Silver Corp	137,516
		TOTAL MATERIALS	144,726

MEDIA & ENTERTAINMENT - 0.0%
57,537	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
21,703	†	Elanco Animal Health, Inc CVR	1,235
1,988	†	Omthera Pharmaceuticals, Inc	1,193
4,598	†	Tobira Therapeutics, Inc	276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,704

		TOTAL RIGHTS / WARRANTS	147,430
		(Cost $157,167)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.0%
$12,400,000	Federal Home Loan Bank (FHLB)	1.500%	02/03/20	12,400,000
	TOTAL GOVERNMENT AGENCY DEBT			12,400,000
187

TIAA-CREF FUNDS - Equity Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 0.4%
$33,130,000	United States Treasury Bill	1.465%	02/06/20	$33,125,962
61,800,000	United States Treasury Bill	1.453	02/20/20	61,757,003
TOTAL TREASURY DEBT	94,882,965

SHARES	COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
123,281,590	c	State Street Navigator Securities Lending Government Money Market Portfolio	123,281,590
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	123,281,590

TOTAL SHORT-TERM INVESTMENTS	230,564,555
(Cost $230,556,456)
TOTAL INVESTMENTS - 100.6%	24,561,189,098
(Cost $14,914,304,943)
OTHER ASSETS & LIABILITIES, NET - (0.6)%	(146,024,326)
NET ASSETS - 100.0%	$24,415,164,772

Abbreviation(s):
CVR Contingent Value Right
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $155,221,848.

Futures contracts outstanding as of January 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	70	03/20/20	$5,829,440	$5,651,450	$(177,990)
S&P 500 E Mini Index	360	03/20/20	59,197,343	58,032,000	(1,165,343)
S&P Mid-Cap 400 E Mini Index	16	03/20/20	3,296,197	3,211,200	(84,997)
Total	446		$68,322,980	$66,894,650	$(1,428,330)
188

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.80%

AUTOMOBILES & COMPONENTS - 0.6%
8,828		Aptiv plc	$748,526
75,540	*	Tesla, Inc	49,144,058
		TOTAL AUTOMOBILES & COMPONENTS	49,892,584

BANKS - 0.1%
4,036		CIT Group, Inc	184,486
4,603		Comerica, Inc	281,519
15,396		First Republic Bank	1,707,108
3,943	*,e	LendingTree, Inc	1,227,062
5,271		Prosperity Bancshares, Inc	370,024
13,607		Signature Bank	1,930,697
1,966	*	SVB Financial Group	472,489
5,770		Synovus Financial Corp	202,065
5,242		Western Alliance Bancorp	289,516
		TOTAL BANKS	6,664,966

CAPITAL GOODS - 5.9%
226,884		3M Co	35,997,415
11,618		A.O. Smith Corp	495,972
5,344		Acuity Brands, Inc	629,897
7,965		Air Lease Corp	342,017
37,169		Allegion plc	4,806,695
59,357		Allison Transmission Holdings, Inc	2,623,579
96,613		Ametek, Inc	9,385,953
27,294		Armstrong World Industries, Inc	2,738,407
281,351		Boeing Co	89,545,583
40,386		BWX Technologies, Inc	2,568,146
26,511		Carlisle Cos, Inc	4,141,814
22,169		Caterpillar, Inc	2,911,898
17,931		Deere & Co	2,843,498
69,875		Donaldson Co, Inc	3,623,019
33,712		Dover Corp	3,838,111
27,293		Emerson Electric Co	1,954,998
271,739		Fastenal Co	9,478,256
14,482		Flowserve Corp	676,020
33,862		Fortive Corp	2,537,280
22,752		Fortune Brands Home & Security, Inc	1,563,290
8,749		General Dynamics Corp	1,534,925
88,058		Graco, Inc	4,680,283
21,210		HEICO Corp	2,596,740
40,330		HEICO Corp (Class A)	3,877,729
40,440		Hexcel Corp	3,001,457
188,258		Honeywell International, Inc	32,610,051
15,288		Hubbell, Inc	2,189,700
17,530		Huntington Ingalls	4,575,330
189

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

19,331		IDEX Corp	$3,167,384
170,093		Illinois Tool Works, Inc	29,762,873
119,526		Ingersoll-Rand plc	15,924,449
58,740		L3Harris Technologies, Inc	13,000,924
17,057		Lennox International, Inc	3,973,940
31,283		Lincoln Electric Holdings, Inc	2,789,818
131,374		Lockheed Martin Corp	56,243,837
30,207	*	Middleby Corp	3,388,017
27,086		Nordson Corp	4,573,742
84,177		Northrop Grumman Corp	31,530,179
21,023		Quanta Services, Inc	823,050
91,973		Raytheon Co	20,320,515
60,613		Rockwell Automation, Inc	11,617,088
8,410		Roper Technologies Inc	3,209,761
34,238	*	Sensata Technologies Holding plc	1,618,430
50,029		Spirit Aerosystems Holdings, Inc (Class A)	3,267,894
56,119		Toro Co	4,490,642
21,155		TransDigm Group, Inc	13,608,588
28,612	*	United Rentals, Inc	3,882,362
23,354		W.W. Grainger, Inc	7,068,555
23,567	*	WABCO Holdings, Inc	3,196,864
26,338		Wabtec Corp	1,945,325
23,051		Woodward Inc	2,681,062
94,359		Xylem, Inc	7,705,356
		TOTAL CAPITAL GOODS	487,558,718

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
43,967		Cintas Corp	12,265,474
106,930	*	Copart, Inc	10,849,118
18,907	*	CoStar Group, Inc	12,346,082
53,780		Equifax, Inc	8,061,622
64,866	*	IAA, Inc	3,065,567
132,327	*	IHS Markit Ltd	10,435,307
62,750		KAR Auction Services, Inc	1,319,005
22,733		Nielsen NV	463,753
9,014		Republic Services, Inc	856,781
60,224		Robert Half International, Inc	3,503,230
75,777		Rollins, Inc	2,875,737
98,376		TransUnion	9,021,079
83,725		Verisk Analytics, Inc	13,602,801
176,254		Waste Management, Inc	21,450,112
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	110,115,668

CONSUMER DURABLES & APPAREL - 1.5%
30,215	*	Capri Holdings Ltd	905,242
10,174		Carter’s, Inc	1,079,156
9,987		Columbia Sportswear Co	937,979
142,683	e	Hanesbrands, Inc	1,963,318
66,637		Hasbro, Inc	6,788,311
4,039		Lennar Corp (B Shares)	212,088
59,380		Lennar Corp (Class A)	3,940,457
62,700	*	Lululemon Athletica, Inc	15,009,753
146,154	*,e	Mattel, Inc	2,138,233
656,407		Nike, Inc (Class B)	63,211,994
190

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,728	*	NVR, Inc	$6,595,724
26,350		Polaris Inc	2,419,984
30,946	*	Skechers U.S.A., Inc (Class A)	1,157,071
24,679	*	Tempur Sealy International, Inc	2,261,090
69,480	*	Under Armour, Inc (Class A)	1,402,106
71,506	*	Under Armour, Inc (Class C)	1,284,248
161,869		VF Corp	13,430,271
		TOTAL CONSUMER DURABLES & APPAREL	124,737,025

CONSUMER SERVICES - 2.2%
29,390	*	Bright Horizons Family Solutions	4,812,025
13,513	*	Chipotle Mexican Grill, Inc (Class A)	11,712,528
7,423		Choice Hotels International, Inc	743,785
64,859		Darden Restaurants, Inc	7,551,533
21,756		Domino’s Pizza, Inc	6,129,753
41,779		Dunkin Brands Group, Inc	3,262,522
2,257	*	Grand Canyon Education, Inc	176,678
21,137		H&R Block, Inc	490,378
6,393	*	Hilton Grand Vacations, Inc	204,001
149,292		Hilton Worldwide Holdings, Inc	16,093,678
86,701		Las Vegas Sands Corp	5,662,442
145,856		Marriott International, Inc (Class A)	20,428,591
66,312		McDonald’s Corp	14,188,779
22,905		MGM Resorts International	711,429
22,292	*	Norwegian Cruise Line Holdings Ltd	1,200,424
43,320	*	Planet Fitness, Inc	3,499,823
32,646		Service Corp International	1,565,376
11,017	*	ServiceMaster Global Holdings, Inc	397,163
3,781		Six Flags Entertainment Corp	144,169
626,918		Starbucks Corp	53,181,454
19,273		Vail Resorts, Inc	4,519,711
102,259		Wendy’s	2,215,953
14,542		Wyndham Hotels & Resorts, Inc	831,366
43,443		Wynn Resorts Ltd	5,480,769
154,527		Yum China Holdings, Inc	6,655,478
143,259		Yum! Brands, Inc	15,152,504
		TOTAL CONSUMER SERVICES	187,012,312

DIVERSIFIED FINANCIALS - 2.2%
198,173		American Express Co	25,736,728
10,843		Ameriprise Financial, Inc	1,793,541
13,997		CBOE Global Markets, Inc	1,724,710
364,081		Charles Schwab Corp	16,583,890
4,730	*	Credit Acceptance Corp	2,029,075
58,073		Discover Financial Services	4,363,024
27,659		E*TRADE Financial Corp	1,178,827
7,428		Evercore Inc	569,133
19,210		Factset Research Systems, Inc	5,496,173
10,068		Interactive Brokers Group, Inc (Class A)	473,196
115,838		IntercontinentalExchange Group, Inc	11,553,682
53,889		iShares Russell 1000 Growth Index Fund	9,694,631
20,422		Lazard Ltd (Class A)	856,907
43,350		LPL Financial Holdings, Inc	3,993,835
191

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

19,450		MarketAxess Holdings, Inc	$6,888,801
87,156		Moody’s Corp	22,380,789
10,690		Morningstar, Inc	1,677,154
43,712		MSCI, Inc (Class A)	12,492,890
15,028		Raymond James Financial, Inc	1,374,010
130,704		S&P Global, Inc	38,391,686
31,435		SEI Investments Co	2,051,448
95,538		Synchrony Financial	3,096,387
34,789		T Rowe Price Group, Inc	4,645,375
121,647		TD Ameritrade Holding Corp	5,775,800
20,631		Virtu Financial, Inc	344,331
4,389		Voya Financial, Inc	262,155
		TOTAL DIVERSIFIED FINANCIALS	185,428,178

ENERGY - 0.2%
143,126		Cabot Oil & Gas Corp	2,016,645
68,514	*	Cheniere Energy, Inc	4,058,770
17,491		Diamondback Energy, Inc	1,301,331
10,633	e	Equitrans Midstream Corp	102,821
68,737		ONEOK, Inc	5,146,339
90,830		Parsley Energy, Inc	1,511,411
36,515		Pioneer Natural Resources Co	4,929,525
		TOTAL ENERGY	19,066,842

FOOD & STAPLES RETAILING - 1.1%
4,714		Casey’s General Stores, Inc	758,294
234,252		Costco Wholesale Corp	71,568,671
6,338	*	Grocery Outlet Holding Corp	207,506
48,370	*	Sprouts Farmers Market, Inc	756,023
251,284		SYSCO Corp	20,640,468
		TOTAL FOOD & STAPLES RETAILING	93,930,962

FOOD, BEVERAGE & TOBACCO - 2.9%
485,600		Altria Group, Inc	23,080,568
25,439		Brown-Forman Corp (Class A)	1,634,964
86,061		Brown-Forman Corp (Class B)	5,821,166
53,921		Campbell Soup Co	2,609,237
1,393,052		Coca-Cola Co	81,354,237
66,623		Hershey Co	10,337,891
48,257		Kellogg Co	3,291,610
19,370		Lamb Weston Holdings, Inc	1,768,675
42,027		McCormick & Co, Inc	6,865,951
201,190	*	Monster Beverage Corp	13,399,254
625,099		PepsiCo, Inc	88,776,560
9,637	*	Pilgrim’s Pride Corp	251,044
14,908	*	Post Holdings, Inc	1,558,930
4,797	*	TreeHouse Foods, Inc	213,946
		TOTAL FOOD, BEVERAGE & TOBACCO	240,964,033

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
397,658		Abbott Laboratories	34,651,918
23,446	*	Abiomed, Inc	4,367,755
41,346	*	Align Technology, Inc	10,630,057
192

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

79,373		AmerisourceBergen Corp	$6,791,154
39,265		Anthem, Inc	10,416,219
120,572		Baxter International, Inc	10,757,434
11,934		Becton Dickinson & Co	3,283,998
737,215	*	Boston Scientific Corp	30,867,192
10,747		Cantel Medical Corp	699,200
260,849	*	Centene Corp	16,383,926
168,607		Cerner Corp	12,111,041
39,311	*,e	Change Healthcare, Inc	610,107
8,376		Chemed Corp	3,911,927
59,740		Cigna Corp	11,492,781
3,561		Cooper Cos, Inc	1,235,275
17,650		Danaher Corp	2,839,355
47,842	*	DexCom, Inc	11,517,961
110,345	*	Edwards Lifesciences Corp	24,260,452
28,863		Encompass Health Corp	2,223,317
49,896	*	Envista Holdings Corp	1,476,423
19,702	*	Guardant Health, Inc	1,498,140
84,809		HCA Healthcare, Inc	11,771,489
10,436	*	Henry Schein, Inc	719,458
17,674		Hill-Rom Holdings, Inc	1,882,104
113,132	*	Hologic, Inc	6,054,825
30,431		Humana, Inc	10,232,119
2,997	*	ICU Medical, Inc	546,863
45,205	*	IDEXX Laboratories, Inc	12,251,007
32,096	*	Insulet Corp	6,227,908
61,393	*	Intuitive Surgical, Inc	34,366,574
2,787	*	Laboratory Corp of America Holdings	488,840
24,090	*	Masimo Corp	4,109,754
11,840		McKesson Corp	1,688,502
26,397	*	Molina Healthcare, Inc	3,246,039
17,171	*	Penumbra, Inc	3,012,824
75,426		Resmed, Inc	11,990,471
2,487		STERIS plc	374,766
181,891		Stryker Corp	38,324,434
24,207		Teleflex, Inc	8,993,143
502,709		UnitedHealth Group, Inc	136,963,067
48,032	*	Varian Medical Systems, Inc	6,751,858
68,845	*	Veeva Systems, Inc	10,093,365
29,875		West Pharmaceutical Services, Inc	4,659,006
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	516,774,048

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
128,723		Church & Dwight Co, Inc	9,553,821
54,239		Clorox Co	8,532,337
115,548		Estee Lauder Cos (Class A)	22,550,348
9,893	*	Herbalife Nutrition Ltd	384,343
79,331		Procter & Gamble Co	9,886,229
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	50,907,078

INSURANCE - 1.0%
783		Alleghany Corp	624,568
124,888		Aon plc	27,506,582
193

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

31,845	*	Arch Capital Group Ltd	$1,406,275
19,945		Arthur J. Gallagher & Co	2,045,759
31,671	*	Athene Holding Ltd	1,379,589
4,274		Axis Capital Holdings Ltd	274,604
6,060		Brown & Brown, Inc	272,094
9,184		Erie Indemnity Co (Class A)	1,529,136
6,250		Everest Re Group Ltd	1,728,562
5,832		Kemper Corp	434,017
948	*	Markel Corp	1,111,976
237,653		Marsh & McLennan Cos, Inc	26,583,865
15,553		Primerica, Inc	1,843,964
100,356		Progressive Corp	8,097,726
8,518		RenaissanceRe Holdings Ltd	1,613,650
21,712		Travelers Cos, Inc	2,857,733
		TOTAL INSURANCE	79,310,100

MATERIALS - 1.3%
16,526		Air Products & Chemicals, Inc	3,944,921
14,708		Aptargroup, Inc	1,698,921
41,372		Avery Dennison Corp	5,429,661
32,513	*	Axalta Coating Systems Ltd	936,700
171,916		Ball Corp	12,408,897
25,887	*	Berry Global Group, Inc	1,100,715
11,183		CF Industries Holdings, Inc	450,451
38,411	*	Crown Holdings, Inc	2,843,566
20,339		Eagle Materials, Inc	1,854,307
133,669		Ecolab, Inc	26,213,828
44,256	*	Element Solutions, Inc	517,795
9,807		Martin Marietta Materials, Inc	2,587,087
3,749		NewMarket Corp	1,648,135
40,055		PPG Industries, Inc	4,800,191
12,470		Royal Gold, Inc	1,438,040
11,024		RPM International, Inc	786,783
21,103		Scotts Miracle-Gro Co (Class A)	2,590,182
5,802		Sealed Air Corp	205,971
43,999		Sherwin-Williams Co	24,507,003
30,486		Southern Copper Corp	1,148,713
62,963		Vulcan Materials Co	8,917,450
29,227		WR Grace and Co	1,968,731
		TOTAL MATERIALS	107,998,048

MEDIA & ENTERTAINMENT - 11.5%
20,959		Activision Blizzard, Inc	1,225,682
159,393	*	Alphabet, Inc (Class A)	228,375,103
159,628	*	Alphabet, Inc (Class C)	228,943,266
164,106		Altice USA, Inc	4,489,940
22,117	*	AMC Networks, Inc	809,261
2,318		Cable One, Inc	3,949,942
48,066	*	Charter Communications, Inc	24,872,232
1,125,604		Comcast Corp (Class A)	48,614,837
139,417	*	Electronic Arts, Inc	15,045,883
1,271,875	*	Facebook, Inc	256,804,281
17,416		Fox Corp (Class A)	645,785
8,089		Fox Corp (Class B)	293,873
194

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

23,086	*	IAC/InterActiveCorp	$5,623,519
18,139		Interpublic Group of Cos, Inc	411,755
69,142	*	Live Nation, Inc	4,712,719
1,258	*	Madison Square Garden Co	372,607
30,221	e	Match Group, Inc	2,363,887
224,048	*	NetFlix, Inc	77,316,724
15,570		New York Times Co (Class A)	498,396
17,710		Nexstar Media Group Inc	2,145,567
59,413		Omnicom Group, Inc	4,474,393
46,208	*	Roku, Inc	5,588,858
31,832		Sinclair Broadcast Group, Inc (Class A)	952,413
724,956		Sirius XM Holdings, Inc	5,125,439
62,695	*	Spotify Technology S.A.	8,858,803
27,453	*	Take-Two Interactive Software, Inc	3,421,742
52,873		TripAdvisor, Inc	1,444,490
404,127	*	Twitter, Inc	13,126,045
156,706		ViacomCBS, Inc (Class B)	5,348,376
25,298	e	World Wrestling Entertainment, Inc (Class A)	1,236,566
94,527	*	Zynga, Inc	569,053
		TOTAL MEDIA & ENTERTAINMENT	957,661,437

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
786,223		AbbVie, Inc	63,699,788
6,109	*	Adaptive Biotechnologies Corp	182,690
15,607		Agilent Technologies, Inc	1,288,514
2,823	*	Agios Pharmaceuticals, Inc	137,565
85,426	*	Alexion Pharmaceuticals, Inc	8,490,490
49,845	*	Alnylam Pharmaceuticals, Inc	5,721,708
293,225		Amgen, Inc	63,351,261
117,315	*	Avantor, Inc	2,166,808
33,088	*	Biogen, Inc	8,895,709
94,434	*	BioMarin Pharmaceutical, Inc	7,885,239
19,409		Bio-Techne Corp	4,075,308
730,183		Bristol-Myers Squibb Co	45,965,020
52,961		Bruker BioSciences Corp	2,619,981
24,639	*	Charles River Laboratories International, Inc	3,808,697
452,060		Eli Lilly & Co	63,125,658
73,447	*	Exact Sciences Corp	6,851,136
62,450	*	Exelixis, Inc	1,074,140
97,593		Gilead Sciences, Inc	6,167,878
10,796	*	Horizon Therapeutics Plc	372,354
77,847	*	Illumina, Inc	22,581,079
95,055	*	Incyte Corp	6,945,669
68,604	*	Ionis Pharmaceuticals, Inc	4,000,985
40,717	*	IQVIA Holdings, Inc	6,321,314
26,097	*	Jazz Pharmaceuticals plc	3,741,005
213,966		Johnson & Johnson	31,853,118
1,285,007		Merck & Co, Inc	109,790,998
12,678	*	Mettler-Toledo International, Inc	9,599,528
96,371	*,e	Moderna, Inc	1,976,569
13,133	*,e	Nektar Therapeutics	261,215
47,973	*	Neurocrine Biosciences, Inc	4,801,138
12,411	*	PerkinElmer, Inc	1,147,769
195

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

32,779	*	PRA Health Sciences, Inc	$3,320,840
8,625	*	Regeneron Pharmaceuticals, Inc	2,914,732
32,409	*	Sage Therapeutics, Inc	2,148,068
37,592	*	Sarepta Therapeutics, Inc	4,359,168
60,956	*	Seattle Genetics, Inc	6,607,021
144,600		Thermo Fisher Scientific, Inc	45,287,274
136,172	*	Vertex Pharmaceuticals, Inc	30,917,853
33,864	*	Waters Corp	7,578,425
254,329		Zoetis, Inc	34,133,495
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	636,167,207

REAL ESTATE - 2.3%
56,391		American Homes 4 Rent	1,541,166
233,925		American Tower Corp	54,209,779
103,863		Americold Realty Trust	3,580,158
48,172		Brookfield Property REIT, Inc	889,255
66,381	*	CBRE Group, Inc	4,052,560
13,745		Colony Capital, Inc	64,189
14,626		Coresite Realty	1,717,824
220,055		Crown Castle International Corp	32,973,041
45,092		Equinix, Inc	26,592,105
91,527		Equity Lifestyle Properties, Inc	6,658,589
53,197		Extra Space Storage, Inc	5,887,844
7,275	*	Howard Hughes Corp	885,222
23,218		Iron Mountain, Inc	733,921
3,033		Jones Lang LaSalle, Inc	515,064
44,907		Lamar Advertising Co	4,167,819
11,183		Outfront Media, Inc	332,583
59,149		Public Storage, Inc	13,235,180
58,994		SBA Communications Corp	14,722,543
144,741		Simon Property Group, Inc	19,272,264
11,473		Sun Communities, Inc	1,860,576
7,570		UDR, Inc	362,679
		TOTAL REAL ESTATE	194,254,361

RETAILING - 9.6%
8,391		Advance Auto Parts, Inc	1,105,514
220,069	*	Amazon.com, Inc	442,057,002
12,543	*	AutoZone, Inc	13,269,992
24,033		Best Buy Co, Inc	2,035,355
22,163	*	Booking Holdings, Inc	40,570,480
34,216	*	Burlington Stores, Inc	7,440,954
40,184	*	CarMax, Inc	3,899,455
24,505	*	Carvana Co	1,942,021
129,625		Dollar General Corp	19,885,771
67,759	*	Dollar Tree, Inc	5,899,776
407,423		eBay, Inc	13,673,116
61,055	*	Etsy, Inc	2,980,095
63,095		Expedia Group Inc	6,842,653
28,889	*	Five Below, Inc	3,270,813
37,712	*	Floor & Decor Holdings, Inc	1,859,579
55,583	*	GrubHub, Inc	3,009,819
334,056		Home Depot, Inc	76,198,174
18,302		L Brands, Inc	423,874
196

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

24,395	*	LKQ Corp	$797,351
410,878		Lowe’s Companies, Inc	47,760,459
60,208		Nordstrom, Inc	2,219,267
26,914	*	Ollie’s Bargain Outlet Holdings, Inc	1,427,519
39,625	*	O’Reilly Automotive, Inc	16,091,712
20,521		Pool Corp	4,500,255
188,471		Ross Stores, Inc	21,144,561
13,534		Target Corp	1,498,755
644,785		TJX Companies, Inc	38,068,106
63,050		Tractor Supply Co	5,860,498
29,795	*	Ulta Beauty, Inc	7,982,378
33,597	*,e	Wayfair, Inc	3,148,039
10,251		Williams-Sonoma, Inc	718,390
		TOTAL RETAILING	797,581,733

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
548,292	*	Advanced Micro Devices, Inc	25,769,724
27,389		Analog Devices, Inc	3,005,943
265,177		Applied Materials, Inc	15,377,614
205,550		Broadcom, Inc	62,725,638
4,088	*	Cree, Inc	190,051
70,928		Entegris, Inc	3,671,233
84,175		KLA Corp	13,951,164
67,086		Lam Research Corp	20,005,716
52,216		Maxim Integrated Products, Inc	3,139,226
34,525		Microchip Technology, Inc	3,365,497
22,256		Monolithic Power Systems, Inc	3,809,560
310,192		NVIDIA Corp	73,338,695
607,463		QUALCOMM, Inc	51,822,669
4,412		Skyworks Solutions, Inc	499,218
91,177		Teradyne, Inc	6,016,770
499,773		Texas Instruments, Inc	60,297,612
22,800		Universal Display Corp	4,016,676
134,358		Xilinx, Inc	11,350,564
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	362,353,570

SOFTWARE & SERVICES - 24.2%
10,520	*	2U, Inc	208,401
339,765		Accenture plc	69,723,176
259,479	*	Adobe, Inc	91,113,456
77,126	*	Akamai Technologies, Inc	7,199,712
2,438		Alliance Data Systems Corp	250,602
25,296	*,e	Alteryx, Inc	3,528,033
46,584	*	Anaplan, Inc	2,682,773
44,170	*	Ansys, Inc	12,117,156
35,268	*	Aspen Technology, Inc	4,196,187
61,811	*	Atlassian Corp plc	9,086,217
90,425	*	Autodesk, Inc	17,800,161
231,997		Automatic Data Processing, Inc	39,761,966
25,002	*	Avalara, Inc	2,128,670
76,616	*	Black Knight, Inc	5,127,143
69,750		Booz Allen Hamilton Holding Co	5,443,290
59,163		Broadridge Financial Solutions, Inc	7,049,271
197

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

146,177	*	Cadence Design Systems, Inc	$10,540,823
64,301		CDK Global, Inc	3,451,678
39,664	*	Ceridian HCM Holding, Inc	2,906,975
59,317		Citrix Systems, Inc	7,190,407
22,662		Cognizant Technology Solutions Corp (Class A)	1,390,994
2,302		CoreLogic Inc	107,043
32,964	*	Coupa Software, Inc	5,312,149
82,988	*	DocuSign, Inc	6,515,388
108,204	*	Dropbox, Inc	1,841,632
27,354	*	Dynatrace, Inc	856,454
23,196	*	Elastic NV	1,504,956
27,477	*	EPAM Systems, Inc	6,268,603
26,397	*	Euronet Worldwide, Inc	4,161,223
14,912	*	Fair Isaac Corp	6,000,291
197,338		Fidelity National Information Services, Inc	28,349,577
101,937	*	FireEye, Inc	1,628,953
299,571	*	Fiserv, Inc	35,532,116
44,868	*	FleetCor Technologies, Inc	14,143,740
76,478	*	Fortinet, Inc	8,822,502
48,831	*	Gartner, Inc	7,851,048
97,651		Genpact Ltd	4,323,010
158,035		Global Payments, Inc	30,887,941
89,955	*	GoDaddy, Inc	6,045,876
43,463	*	Guidewire Software, Inc	4,889,587
21,373	*	HubSpot, Inc	3,867,231
284,701		International Business Machines Corp	40,920,075
133,404		Intuit, Inc	37,403,813
35,503		Jack Henry & Associates, Inc	5,309,119
33,436	*	Manhattan Associates, Inc	2,857,441
472,458		Mastercard, Inc (Class A)	149,268,380
6,641	*,e	Medallia, Inc	187,409
4,026,411		Microsoft Corp	685,415,944
21,882	*,e	MongoDB, Inc	3,586,679
27,482	*	New Relic, Inc	1,814,087
94,011	*	Nutanix, Inc	3,052,537
54,974	*	Okta, Inc	7,039,421
1,093,339		Oracle Corp	57,345,631
22,096	*	Pagerduty, Inc	515,279
50,417	*	Palo Alto Networks, Inc	11,836,903
169,686		Paychex, Inc	14,553,968
26,086	*	Paycom Software, Inc	8,299,522
17,761	*	Paylocity Holding Corp	2,520,108
625,258	*	PayPal Holdings, Inc	71,210,634
21,971		Pegasystems, Inc	1,894,120
32,914	*	Pluralsight, Inc	638,202
28,963	*	Proofpoint, Inc	3,556,946
54,902	*	PTC, Inc	4,563,454
40,599	*	RealPage, Inc	2,368,952
39,186	*	RingCentral, Inc	8,055,858
24,607		Sabre Corp	530,035
441,860	*	salesforce.com, Inc	80,555,497
98,860	*	ServiceNow, Inc	33,437,418
52,753	*	Smartsheet, Inc	2,557,465
6,588	*	SolarWinds Corp	124,645
198

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

81,905	*	Splunk, Inc	$12,716,570
182,619	*	Square, Inc	13,639,813
107,023		SS&C Technologies Holdings, Inc	6,743,519
39,579		Switch, Inc	633,264
77,901	*	Synopsys, Inc	11,491,177
59,610	*	Teradata Corp	1,450,907
20,701	*	Trade Desk, Inc	5,572,295
64,262	*	Twilio, Inc	7,990,337
20,155	*	Tyler Technologies, Inc	6,523,770
37,864	*	VeriSign, Inc	7,881,013
912,771		Visa, Inc (Class A)	181,614,046
41,080		VMware, Inc (Class A)	6,082,305
48,225		Western Union Co	1,297,252
22,158	*	WEX, Inc	4,806,513
85,648	*	Workday, Inc	15,813,190
58,381	*	Zendesk, Inc	5,044,118
36,059	*	Zscaler, Inc	2,022,549
		TOTAL SOFTWARE & SERVICES	2,014,548,591

TECHNOLOGY HARDWARE & EQUIPMENT - 11.1%
155,706		Amphenol Corp (Class A)	15,488,076
2,365,719		Apple, Inc	732,213,688
31,157	*	Arista Networks, Inc	6,958,604
76,172		CDW Corp	9,936,638
2,280,090		Cisco Systems, Inc	104,815,737
88,321		Cognex Corp	4,501,721
124,925		Corning, Inc	3,334,248
58,132	*	Dell Technologies, Inc	2,835,098
4,271		Dolby Laboratories, Inc (Class A)	296,151
29,087	*	F5 Networks, Inc	3,552,105
5,601		FLIR Systems, Inc	288,676
40,220		HP, Inc	857,490
1,288	*	IPG Photonics Corp	164,439
16,374		Jabil Inc	636,785
98,468	*	Keysight Technologies, Inc	9,156,539
67,234		Motorola Solutions, Inc	11,900,418
3,657		National Instruments Corp	163,212
65,310	*	NCR Corp	2,202,253
125,258		NetApp, Inc	6,688,777
122,816	*	Pure Storage, Inc	2,186,125
21,996	*	Trimble Inc	935,270
4,612		Ubiquiti, Inc	753,693
28,518	*	Zebra Technologies Corp (Class A)	6,816,372
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	926,682,115

TELECOMMUNICATION SERVICES - 0.1%
86,446	*	T-Mobile US, Inc	6,845,658
119,861	*	Zayo Group Holdings, Inc	4,165,170
		TOTAL TELECOMMUNICATION SERVICES	11,010,828

TRANSPORTATION - 1.9%
28,287		Alaska Air Group, Inc	1,827,057
199

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

20,605	e	American Airlines Group, Inc	$553,038
55,388		CH Robinson Worldwide, Inc	4,000,121
145,139		CSX Corp	11,079,911
63,726		Delta Air Lines, Inc	3,552,087
65,439		Expeditors International of Washington, Inc	4,779,665
13,575		JB Hunt Transport Services, Inc	1,465,150
13,518	*	JetBlue Airways Corp	268,062
18,476		Landstar System, Inc	2,046,217
10,711	*	Lyft, Inc (Class A)	508,558
18,259		Norfolk Southern Corp	3,801,707
14,205		Old Dominion Freight Line	2,787,447
152,898		Southwest Airlines Co	8,406,332
53,719	*	Uber Technologies, Inc	1,949,463
369,237		Union Pacific Corp	66,248,502
27,116	*	United Airlines Holdings Inc	2,028,277
370,904		United Parcel Service, Inc (Class B)	38,395,982
28,276	*	XPO Logistics, Inc	2,514,302
		TOTAL TRANSPORTATION	156,211,878

		TOTAL COMMON STOCKS	8,316,832,282
		(Cost $4,658,605,853)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.3%

GOVERNMENT AGENCY DEBT - 0.1%
$7,920,000		Federal Home Loan Bank (FHLB)	1.500%	02/03/20	7,920,000
		TOTAL GOVERNMENT AGENCY DEBT			7,920,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
14,178,235	c	State Street Navigator Securities Lending Government Money Market Portfolio			14,178,235
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			14,178,235

		TOTAL SHORT-TERM INVESTMENTS			22,098,235
		(Cost $22,097,574)
		TOTAL INVESTMENTS - 100.1%			8,338,930,517
		(Cost $4,680,703,427)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(5,758,832)
		NET ASSETS - 100.0%			$8,333,171,685

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,609,958.

200

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.80%

AUTOMOBILES & COMPONENTS - 0.9%
117,641	Aptiv plc	$9,974,781
101,510	BorgWarner, Inc	3,480,778
1,955,096	Ford Motor Co	17,243,947
619,385	General Motors Co	20,681,265
128,981	Gentex Corp	3,839,764
118,508	Goodyear Tire & Rubber Co	1,556,010
79,398	Harley-Davidson, Inc	2,651,893
29,666	Lear Corp	3,654,258
27,991	Thor Industries, Inc	2,253,835
	TOTAL AUTOMOBILES & COMPONENTS	65,336,531

BANKS - 10.7%
75,521	Associated Banc-Corp	1,505,134
4,057,037	Bank of America Corp	133,192,525
20,343	Bank of Hawaii Corp	1,822,733
59,015	Bank OZK	1,604,028
45,310	BankUnited	1,495,230
15,588	BOK Financial Corp	1,229,893
42,125	CIT Group, Inc	1,925,534
1,087,572	Citigroup, Inc	80,926,232
213,361	Citizens Financial Group, Inc	7,954,098
68,901	Comerica, Inc	4,213,985
49,819	Commerce Bancshares, Inc	3,370,754
28,382	Cullen/Frost Bankers, Inc	2,530,539
69,181	East West Bancorp, Inc	3,171,257
355,524	Fifth Third Bancorp	10,114,658
3,773	First Citizens Bancshares, Inc (Class A)	1,987,692
65,206	First Hawaiian, Inc	1,894,886
155,445	First Horizon National Corp	2,487,120
68,922	First Republic Bank	7,642,071
153,851	FNB Corp	1,795,441
507,897	Huntington Bancshares, Inc	6,892,162
1,554,779	JPMorgan Chase & Co	205,790,548
481,411	Keycorp	9,007,200
65,600	M&T Bank Corp	11,054,912
183,122	MGIC Investment Corp	2,525,252
229,495	New York Community Bancorp, Inc	2,538,215
61,397	PacWest Bancorp	2,151,965
219,945	People’s United Financial, Inc	3,391,552
35,717	Pinnacle Financial Partners, Inc	2,109,446
217,933	PNC Financial Services Group, Inc	32,373,947
50,287	Popular, Inc	2,814,060
40,521	Prosperity Bancshares, Inc	2,844,574
473,724	Regions Financial Corp	7,375,883
13,044	Signature Bank	1,850,813
201

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

98,805		Sterling Bancorp/DE	$1,976,100
23,853	*	SVB Financial Group	5,732,591
66,857		Synovus Financial Corp	2,341,332
73,360		TCF Financial Corp	3,101,661
23,912	*	Texas Capital Bancshares, Inc	1,314,204
28,553		TFS Financial Corp	583,338
669,761		Truist Financial Corp	34,539,575
104,464		Umpqua Holdings Corp	1,765,442
714,669		US Bancorp	38,034,684
43,805		Webster Financial Corp	1,965,092
1,899,841		Wells Fargo & Co	89,178,537
41,636		Western Alliance Bancorp	2,299,556
26,591		Wintrust Financial Corp	1,682,678
82,495		Zions Bancorporation	3,752,698
		TOTAL BANKS	751,851,827

CAPITAL GOODS - 7.3%
65,045		3M Co	10,320,040
55,206		A.O. Smith Corp	2,356,744
13,943		Acuity Brands, Inc	1,643,461
78,189	*	Aecom Technology Corp	3,771,055
30,445		AGCO Corp	2,135,412
45,484		Air Lease Corp	1,953,083
11,012		Allegion plc	1,424,072
22,227		Ametek, Inc	2,159,353
190,678		Arconic, Inc	5,710,806
11,597		BWX Technologies, Inc	737,453
3,589		Carlisle Cos, Inc	560,709
245,978		Caterpillar, Inc	32,309,210
47,126	*	Colfax Corp	1,656,950
24,669		Crane Co	2,108,213
74,773		Cummins, Inc	11,961,437
20,925		Curtiss-Wright Corp	3,043,123
138,685		Deere & Co	21,992,667
40,798		Dover Corp	4,644,852
205,089		Eaton Corp	19,374,758
276,530		Emerson Electric Co	19,807,844
25,913		Fastenal Co	903,845
53,257		Flowserve Corp	2,486,037
75,798		Fluor Corp	1,356,026
114,492		Fortive Corp	8,578,886
48,936		Fortune Brands Home & Security, Inc	3,362,393
68,359	*	Gardner Denver Holdings, Inc	2,413,756
21,166	*	Gates Industrial Corp plc	263,940
117,640		General Dynamics Corp	20,638,762
4,318,918		General Electric Co	53,770,529
36,334		GrafTech International Ltd	389,864
86,291	*	HD Supply Holdings, Inc	3,515,495
2,707		Hexcel Corp	200,914
184,068		Honeywell International, Inc	31,884,259
11,612		Hubbell, Inc	1,663,187
3,979		Huntington Ingalls	1,038,519
19,291		IDEX Corp	3,160,830
6,779		Ingersoll-Rand plc	903,166
202

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

43,797		ITT, Inc	$2,937,903
65,214		Jacobs Engineering Group, Inc	6,034,251
387,492		Johnson Controls International plc	15,286,559
54,597		L3Harris Technologies, Inc	12,083,954
1,582		Lennox International, Inc	368,574
1,637		Lincoln Electric Holdings, Inc	145,988
139,929		Masco Corp	6,649,426
20,810		MSC Industrial Direct Co (Class A)	1,416,537
1,922		Nordson Corp	324,549
77,178		nVent Electric plc	1,921,732
34,940		Oshkosh Corp	3,006,238
52,263		Owens Corning, Inc	3,161,389
169,046		PACCAR, Inc	12,544,904
63,613		Parker-Hannifin Corp	12,448,428
82,397		Pentair plc	3,537,303
53,002		Quanta Services, Inc	2,075,028
53,522		Raytheon Co	11,825,151
20,839		Regal-Beloit Corp	1,635,028
66,705	*	Resideo Technologies, Inc	679,057
43,324		Roper Technologies Inc	16,535,038
43,893	*	Sensata Technologies Holding plc	2,074,822
27,509		Snap-On, Inc	4,391,262
4,908		Spirit Aerosystems Holdings, Inc (Class A)	320,591
74,308		Stanley Black & Decker, Inc	11,839,494
17,468	*	Teledyne Technologies, Inc	6,376,868
115,517		Textron, Inc	5,305,696
32,939		Timken Co	1,730,286
4,772		TransDigm Group, Inc	3,069,732
50,750		Trinity Industries, Inc	1,031,747
10,900	*	United Rentals, Inc	1,479,021
404,473		United Technologies Corp	60,751,845
84,596	*	Univar Solutions Inc	1,823,044
11,005		Valmont Industries, Inc	1,563,370
5,412	*	WABCO Holdings, Inc	734,138
63,442		Wabtec Corp	4,685,826
16,523		Watsco, Inc	2,873,680
23,292	*	WESCO International, Inc	1,127,566
4,749		Woodward Inc	552,356
		TOTAL CAPITAL GOODS	512,550,031

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
50,297	e	ADT, Inc	311,842
24,532	*	Clean Harbors, Inc	2,017,021
8,782		Equifax, Inc	1,316,422
8,507	*	IAA, Inc	402,041
73,119	*	IHS Markit Ltd	5,766,164
4,104		KAR Auction Services, Inc	86,266
29,266		Manpower, Inc	2,677,546
157,495		Nielsen NV	3,212,898
98,554		Republic Services, Inc	9,367,558
43,631	*	Stericycle, Inc	2,734,791
45,783		Waste Management, Inc	5,571,791
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	33,464,340
203

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 0.9%
41,628		Brunswick Corp	$2,616,320
39,702	*	Capri Holdings Ltd	1,189,472
11,733		Carter’s, Inc	1,244,519
4,947		Columbia Sportswear Co	464,622
166,122		DR Horton, Inc	9,834,422
71,729	*	Garmin Ltd	6,954,127
38,392		Hanesbrands, Inc	528,274
66,356		Leggett & Platt, Inc	3,157,882
2,777		Lennar Corp (B Shares)	145,820
82,260		Lennar Corp (Class A)	5,458,774
49,958	*,e	Mattel, Inc	730,885
28,504	*	Mohawk Industries, Inc	3,753,407
192,139		Newell Brands Inc	3,752,475
2,851		Polaris Inc	261,836
128,980		Pulte Homes, Inc	5,758,957
36,166		PVH Corp	3,152,590
24,114		Ralph Lauren Corp	2,736,939
43,139	*	Skechers U.S.A., Inc (Class A)	1,612,967
138,565		Tapestry, Inc	3,570,820
64,280		Toll Brothers, Inc	2,851,461
30,616	*	Under Armour, Inc (Class A)	617,831
34,999	*	Under Armour, Inc (Class C)	628,582
30,965		Whirlpool Corp	4,526,154
		TOTAL CONSUMER DURABLES & APPAREL	65,549,136

CONSUMER SERVICES - 2.0%
121,403		ARAMARK Holdings Corp	5,358,728
283,630	*	Caesars Entertainment Corp	3,877,222
197,165		Carnival Corp	8,582,592
9,061		Choice Hotels International, Inc	907,912
2,598		Dunkin Brands Group, Inc	202,878
89,479		Extended Stay America, Inc	1,156,069
44,730	*	frontdoor, Inc	1,904,603
1,998		Graham Holdings Co	1,097,342
20,103	*	Grand Canyon Education, Inc	1,573,663
86,625		H&R Block, Inc	2,009,700
37,222	*	Hilton Grand Vacations, Inc	1,187,754
18,848		Hyatt Hotels Corp	1,593,410
44,024	e	International Game Technology plc	593,884
88,191		Las Vegas Sands Corp	5,759,754
315,225		McDonald’s Corp	67,448,693
226,808		MGM Resorts International	7,044,657
85,397	*	Norwegian Cruise Line Holdings Ltd	4,598,628
85,417		Royal Caribbean Cruises Ltd	10,000,622
58,401		Service Corp International	2,800,328
58,316	*	ServiceMaster Global Holdings, Inc	2,102,292
39,764		Six Flags Entertainment Corp	1,516,201
2,050		Vail Resorts, Inc	480,746
44,050		Wyndham Destinations, Inc	2,137,747
32,085		Wyndham Hotels & Resorts, Inc	1,834,299
8,023		Wynn Resorts Ltd	1,012,182
204

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

38,387		Yum China Holdings, Inc	$1,653,328
15,854		Yum! Brands, Inc	1,676,878
		TOTAL CONSUMER SERVICES	140,112,112

DIVERSIFIED FINANCIALS - 5.4%
25,809		Affiliated Managers Group, Inc	2,060,849
266,955		AGNC Investment Corp	4,962,693
192,408		Ally Financial, Inc	6,162,828
147,408		American Express Co	19,143,877
54,844		Ameriprise Financial, Inc	9,071,746
715,437		Annaly Capital Management, Inc	6,982,665
407,923		Bank of New York Mellon Corp	18,266,792
159,882		BGC Partners, Inc (Class A)	922,519
59,273		BlackRock, Inc	31,257,617
233,094		Capital One Financial Corp	23,262,781
41,679		CBOE Global Markets, Inc	5,135,686
229,521		Charles Schwab Corp	10,454,682
89,998		Chimera Investment Corp	1,907,958
176,547		CME Group, Inc	38,330,119
665	*	Credit Acceptance Corp	285,272
99,777		Discover Financial Services	7,496,246
90,604		E*TRADE Financial Corp	3,861,542
53,244		Eaton Vance Corp	2,435,913
12,472		Evercore Inc	955,605
141,528		Franklin Resources, Inc	3,580,658
158,457		Goldman Sachs Group, Inc	37,673,152
25,374		Interactive Brokers Group, Inc (Class A)	1,192,578
164,419		IntercontinentalExchange Group, Inc	16,399,151
192,422		Invesco Ltd	3,328,901
71,440		iShares Russell 1000 Value Index Fund	9,541,526
78,065		Janus Henderson Group plc	1,972,702
133,792		Jefferies Financial Group, Inc	2,895,259
32,000		Lazard Ltd (Class A)	1,342,720
40,133		Legg Mason, Inc	1,571,207
226,462		MFA Financial Inc	1,766,404
577,940		Morgan Stanley	30,203,144
56,137		Nasdaq Inc	6,537,715
100,313		Navient Corp	1,442,501
201,510		New Residential Investment Corp	3,373,277
97,610		Northern Trust Corp	9,547,234
33,765		OneMain Holdings, Inc	1,430,623
46,213		Raymond James Financial, Inc	4,225,255
55,519		Santander Consumer USA Holdings, Inc	1,477,916
32,358		SEI Investments Co	2,111,683
201,539		SLM Corp	2,200,806
133,524		Starwood Property Trust, Inc	3,426,226
181,045		State Street Corp	13,692,433
237,648		Synchrony Financial	7,702,172
80,158		T Rowe Price Group, Inc	10,703,498
16,794		TD Ameritrade Holding Corp	797,379
130,467		Two Harbors Investment Corp	1,990,926
12,688		Virtu Financial, Inc	211,763
61,444		Voya Financial, Inc	3,670,050
		TOTAL DIVERSIFIED FINANCIALS	378,966,249
205

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

ENERGY - 7.4%
136,338	e	Antero Midstream Corp	$687,143
125,849	*	Antero Resources Corp	232,821
187,936		Apache Corp	5,156,964
40,680	*	Apergy Corp	1,051,985
319,463		Baker Hughes a GE Co	6,919,569
82,688		Cabot Oil & Gas Corp	1,165,074
115,841	*	Centennial Resource Development, Inc	377,642
50,363	*	Cheniere Energy, Inc	2,983,504
720,650	*,e	Chesapeake Energy Corp	368,829
950,477		Chevron Corp	101,834,106
47,679		Cimarex Energy Co	2,092,631
99,377		Concho Resources, Inc	7,530,789
546,787		ConocoPhillips	32,495,551
41,421		Continental Resources, Inc	1,127,480
188,054	*	Devon Energy Corp	4,084,533
64,047		Diamondback Energy, Inc	4,765,097
288,057		EOG Resources, Inc	21,002,236
120,447		EQT Corp	728,704
87,262	e	Equitrans Midstream Corp	843,824
2,110,544		Exxon Mobil Corp	131,106,993
435,736		Halliburton Co	9,503,402
53,611		Helmerich & Payne, Inc	2,173,926
134,662		Hess Corp	7,617,829
75,417		HollyFrontier Corp	3,387,732
973,980		Kinder Morgan, Inc	20,326,963
172,474		Kosmos Energy Ltd	881,342
393,558		Marathon Oil Corp	4,474,754
320,221		Marathon Petroleum Corp	17,452,044
78,186		Murphy Oil Corp	1,638,779
190,893		National Oilwell Varco, Inc	3,934,305
236,637		Noble Energy, Inc	4,678,313
444,700		Occidental Petroleum Corp	17,663,484
138,429		ONEOK, Inc	10,364,179
67,546		Parsley Energy, Inc	1,123,965
104,987		Patterson-UTI Energy, Inc	833,597
56,910		PBF Energy, Inc	1,553,643
223,884		Phillips 66	20,456,281
47,104		Pioneer Natural Resources Co	6,359,040
100,495	e	Range Resources Corp	301,485
690,453		Schlumberger Ltd	23,137,080
111,673		Targa Resources Investments, Inc	4,076,064
282,483	*	Transocean Ltd	1,288,122
203,590		Valero Energy Corp	17,164,673
604,526		Williams Cos, Inc	12,507,643
197,727	*	WPX Energy, Inc	2,362,838
		TOTAL ENERGY	521,816,958

FOOD & STAPLES RETAILING - 1.7%
13,068		Casey’s General Stores, Inc	2,102,118
13,823	*	Grocery Outlet Holding Corp	452,565
395,131		Kroger Co	10,613,219
206

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

29,582	*	Sprouts Farmers Market, Inc	$462,367
108,783	*	US Foods Holding Corp	4,369,813
374,035		Walgreens Boots Alliance, Inc	19,019,680
700,004		Walmart, Inc	80,143,458
		TOTAL FOOD & STAPLES RETAILING	117,163,220

FOOD, BEVERAGE & TOBACCO - 4.3%
477,853		Altria Group, Inc	22,712,353
274,830		Archer-Daniels-Midland Co	12,301,391
25,068	*,e	Beyond Meat, Inc	2,768,009
1,592		Brown-Forman Corp (Class A)	102,318
5,411		Brown-Forman Corp (Class B)	366,000
66,798		Bunge Ltd	3,502,219
38,815		Campbell Soup Co	1,878,258
609,285		Coca-Cola Co	35,582,244
241,660		ConAgra Brands, Inc	7,955,447
78,301		Constellation Brands, Inc (Class A)	14,744,078
92,814		Flowers Foods, Inc	1,998,285
298,400		General Mills, Inc	15,582,448
43,423	*	Hain Celestial Group, Inc	1,051,271
8,791		Hershey Co	1,364,099
138,584		Hormel Foods Corp	6,549,480
33,925		Ingredion, Inc	2,985,400
53,908		J.M. Smucker Co	5,585,408
75,576		Kellogg Co	5,155,039
104,413		Keurig Dr Pepper, Inc	2,978,903
311,774		Kraft Heinz Co	9,103,801
54,389		Lamb Weston Holdings, Inc	4,966,260
21,942		McCormick & Co, Inc	3,584,664
85,949		Molson Coors Brewing Co (Class B)	4,777,045
709,549		Mondelez International, Inc	40,713,921
112,510		PepsiCo, Inc	15,978,670
775,281		Philip Morris International, Inc	64,115,739
16,394	*	Pilgrim’s Pride Corp	427,064
17,054	*	Post Holdings, Inc	1,783,337
137		Seaboard Corp	528,219
21,985	*	TreeHouse Foods, Inc	980,531
144,259		Tyson Foods, Inc (Class A)	11,920,121
		TOTAL FOOD, BEVERAGE & TOBACCO	304,042,022

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
485,738		Abbott Laboratories	42,327,209
41,737	*	Acadia Healthcare Co, Inc	1,341,010
89,817		Anthem, Inc	23,826,654
126,436		Baxter International, Inc	11,280,620
122,525		Becton Dickinson & Co	33,716,430
7,619		Cantel Medical Corp	495,692
146,109		Cardinal Health, Inc	7,482,242
40,471	*	Centene Corp	2,541,983
11,580	*,e	Change Healthcare, Inc	179,722
126,338		Cigna Corp	24,304,904
20,644		Cooper Cos, Inc	7,161,197
62,519	*	Covetrus, Inc	768,984
648,319		CVS Health Corp	43,968,995
207

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

289,935		Danaher Corp	$46,641,843
48,649	*	DaVita, Inc	3,885,596
111,267		Dentsply Sirona, Inc	6,230,952
23,059		Encompass Health Corp	1,776,235
24,996	*	Envista Holdings Corp	739,632
54,813		HCA Healthcare, Inc	7,608,044
64,384	*	Henry Schein, Inc	4,438,633
15,391		Hill-Rom Holdings, Inc	1,638,988
24,900	*	Hologic, Inc	1,332,648
37,735		Humana, Inc	12,688,016
6,367	*	ICU Medical, Inc	1,161,786
37,078	*	Integra LifeSciences Holdings Corp	2,040,773
44,919	*	Laboratory Corp of America Holdings	7,878,793
80,172		McKesson Corp	11,433,329
36,929	*	MEDNAX, Inc	851,952
668,867		Medtronic plc	77,214,006
7,961	*	Molina Healthcare, Inc	978,964
30,331	*	Premier, Inc	1,054,609
66,343		Quest Diagnostics, Inc	7,342,180
39,071		STERIS plc	5,887,609
39,678		Universal Health Services, Inc (Class B)	5,440,250
8,476		West Pharmaceutical Services, Inc	1,321,832
102,721		Zimmer Biomet Holdings, Inc	15,192,436
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	424,174,748

HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
11,282		Clorox Co	1,774,771
418,292		Colgate-Palmolive Co	30,861,584
149,425		Coty, Inc	1,533,100
30,341		Energizer Holdings, Inc	1,403,575
41,526	*	Herbalife Nutrition Ltd	1,613,285
170,257		Kimberly-Clark Corp	24,387,613
26,164		Nu Skin Enterprises, Inc (Class A)	852,685
1,160,776		Procter & Gamble Co	144,655,905
19,865		Spectrum Brands Holdings, Inc	1,219,910
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	208,302,428

INSURANCE - 7.5%
360,996		Aflac, Inc	18,616,564
6,250		Alleghany Corp	4,985,375
160,648		Allstate Corp	19,043,214
35,972		American Financial Group, Inc	3,913,394
433,725		American International Group, Inc	21,799,018
3,746		American National Insurance Co	412,659
164,154	*	Arch Capital Group Ltd	7,249,041
71,283		Arthur J. Gallagher & Co	7,311,497
29,880		Assurant, Inc	3,901,133
48,567		Assured Guaranty Ltd	2,226,311
43,111	*	Athene Holding Ltd	1,877,915
38,127		Axis Capital Holdings Ltd	2,449,660
975,306	*	Berkshire Hathaway, Inc (Class B)	218,887,926
57,161	*	Brighthouse Financial, Inc	2,223,563
109,718		Brown & Brown, Inc	4,926,338
208

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

224,349		Chubb Ltd	$34,098,805
74,367		Cincinnati Financial Corp	7,804,817
15,029		CNA Financial Corp	670,744
4,075		Erie Indemnity Co (Class A)	678,488
14,114		Everest Re Group Ltd	3,903,509
129,907		Fidelity National Financial Inc	6,332,966
56,239		First American Financial Corp	3,485,693
53,841		Globe Life, Inc	5,613,463
19,146		Hanover Insurance Group, Inc	2,653,253
180,465		Hartford Financial Services Group, Inc	10,697,965
26,411		Kemper Corp	1,965,507
99,470		Lincoln National Corp	5,419,126
129,153		Loews Corp	6,644,922
6,226	*	Markel Corp	7,302,911
31,392		Marsh & McLennan Cos, Inc	3,511,509
15,311		Mercury General Corp	751,617
390,670		Metlife, Inc	19,420,206
134,175		Old Republic International Corp	3,025,646
5,575		Primerica, Inc	660,972
137,758		Principal Financial Group	7,294,286
195,364		Progressive Corp	15,763,921
201,891		Prudential Financial, Inc	18,384,194
31,004		Reinsurance Group of America, Inc (Class A)	4,466,126
13,901		RenaissanceRe Holdings Ltd	2,633,405
107,432		Travelers Cos, Inc	14,140,200
102,028		Unum Group	2,723,127
70,588		W.R. Berkley Corp	5,190,336
1,631		White Mountains Insurance Group Ltd	1,822,186
64,508		Willis Towers Watson plc	13,629,895
		TOTAL INSURANCE	530,513,403

MATERIALS - 4.0%
94,212		Air Products & Chemicals, Inc	22,489,346
52,664		Albemarle Corp	4,227,866
88,005	*	Alcoa Corp	1,227,670
19,718		Aptargroup, Inc	2,277,626
13,095		Ardagh Group S.A.	249,853
29,581		Ashland Global Holdings, Inc	2,188,402
2,611		Avery Dennison Corp	342,668
68,094	*	Axalta Coating Systems Ltd	1,961,788
38,711	*	Berry Global Group, Inc	1,645,992
28,903		Cabot Corp	1,151,785
60,289		Celanese Corp (Series A)	6,239,911
98,899		CF Industries Holdings, Inc	3,983,652
91,405		Chemours Co	1,267,787
372,418		Corteva, Inc	10,770,329
29,064	*	Crown Holdings, Inc	2,151,608
29,752		Domtar Corp	1,035,965
374,361		Dow, Inc	17,246,811
368,348		DuPont de Nemours, Inc	18,852,051
3,794		Eagle Materials, Inc	345,899
68,313		Eastman Chemical Co	4,868,667
67,155	*	Element Solutions, Inc	785,713
64,943		FMC Corp	6,207,901
209

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

724,540		Freeport-McMoRan, Inc (Class B)	$8,042,394
141,044		Graphic Packaging Holding Co	2,204,518
104,228		Huntsman Corp	2,142,928
54,038	e	International Flavors & Fragrances, Inc	7,084,922
193,972		International Paper Co	7,898,540
267,976		Linde plc	54,433,965
130,891		LyondellBasell Industries NV	10,191,173
21,498		Martin Marietta Materials, Inc	5,671,172
174,288		Mosaic Co	3,457,874
346		NewMarket Corp	152,108
408,602		Newmont Goldcorp Corp	18,411,606
153,024		Nucor Corp	7,267,110
80,924		Olin Corp	1,203,340
46,541		Packaging Corp of America	4,456,301
78,009		PPG Industries, Inc	9,348,599
33,087		Reliance Steel & Aluminum Co	3,798,388
22,949		Royal Gold, Inc	2,646,479
53,048		RPM International, Inc	3,786,036
74,176		Sealed Air Corp	2,633,248
36,431		Silgan Holdings, Inc	1,124,261
49,582		Sonoco Products Co	2,833,115
10,887		Southern Copper Corp	410,222
101,254		Steel Dynamics, Inc	3,025,469
79,058	e	United States Steel Corp	717,056
91,578		Valvoline, Inc	1,930,464
4,954		Vulcan Materials Co	701,635
16,830		Westlake Chemical Corp	1,029,996
124,671		WestRock Co	4,862,169
		TOTAL MATERIALS	282,984,378

MEDIA & ENTERTAINMENT - 4.2%
357,461		Activision Blizzard, Inc	20,904,319
31,527	*	Charter Communications, Inc	16,313,961
51,613		Cinemark Holdings, Inc	1,626,326
1,191,457		Comcast Corp (Class A)	51,459,028
75,719	*,e	Discovery, Inc (Class A)	2,215,538
171,572	*	Discovery, Inc (Class C)	4,764,554
128,514	*	DISH Network Corp (Class A)	4,724,175
13,658	*	Electronic Arts, Inc	1,473,971
156,478		Fox Corp (Class A)	5,802,204
76,529		Fox Corp (Class B)	2,780,299
47,933	*	GCI Liberty, Inc	3,507,737
15,607	*	IAC/InterActiveCorp	3,801,709
172,325		Interpublic Group of Cos, Inc	3,911,778
19,787		John Wiley & Sons, Inc (Class A)	863,109
11,807	*	Liberty Broadband Corp (Class A)	1,553,683
53,056	*	Liberty Broadband Corp (Class C)	7,052,734
13,075	*,e	Liberty Media Group (Class A)	582,491
98,507	*	Liberty Media Group (Class C)	4,609,143
40,163	*	Liberty SiriusXM Group (Class A)	1,950,717
77,319	*	Liberty SiriusXM Group (Class C)	3,790,177
21,744	e	Lions Gate Entertainment Corp (Class A)	215,918
59,366		Lions Gate Entertainment Corp (Class B)	553,885
210

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

8,191	*	Madison Square Garden Co	$2,426,092
62,949		New York Times Co (Class A)	2,014,998
193,784		News Corp (Class A)	2,639,338
54,335		News Corp (Class B)	759,060
4,820		Nexstar Media Group Inc	583,943
77,063		O-I Glass, Inc	972,535
51,255		Omnicom Group, Inc	3,860,014
1,748		Sinclair Broadcast Group, Inc (Class A)	52,300
30,349	*	Take-Two Interactive Software, Inc	3,782,699
4,925		TripAdvisor, Inc	134,551
3,286		ViacomCBS, Inc (Class A)	124,802
119,423		ViacomCBS, Inc (Class B)	4,075,907
870,472		Walt Disney Co	120,394,982
27,368	*	Zillow Group, Inc (Class A)	1,264,402
62,746	*,e	Zillow Group, Inc (Class C)	2,899,493
347,843	*	Zynga, Inc	2,094,015
		TOTAL MEDIA & ENTERTAINMENT	292,536,587

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
2,345	*	Adaptive Biotechnologies Corp	70,127
137,230		Agilent Technologies, Inc	11,329,709
29,231	*	Agios Pharmaceuticals, Inc	1,424,427
25,031	*	Alexion Pharmaceuticals, Inc	2,487,831
73,234	*	Alkermes plc	1,275,004
164,131		Allergan plc	30,633,410
8,234	*	Alnylam Pharmaceuticals, Inc	945,181
24,208		Amgen, Inc	5,230,138
45,073	*	Avantor, Inc	832,498
58,917	*	Biogen, Inc	15,839,836
10,461	*	Bio-Rad Laboratories, Inc (Class A)	3,775,584
27,772	*	Bluebird Bio, Inc	2,213,151
483,442		Bristol-Myers Squibb Co	30,432,674
72,754	*	Catalent, Inc	4,445,269
196,651	*	Elanco Animal Health, Inc	6,076,516
94,742	*	Exelixis, Inc	1,629,562
542,895		Gilead Sciences, Inc	34,310,964
83,920	*	Horizon Therapeutics Plc	2,894,401
50,403	*	IQVIA Holdings, Inc	7,825,066
2,269	*	Jazz Pharmaceuticals plc	325,261
1,124,507		Johnson & Johnson	167,405,357
66,219		Merck & Co, Inc	5,657,751
9,839	*,e	Moderna, Inc	201,798
253,619	*	Mylan NV	5,432,519
78,387	*	Nektar Therapeutics	1,559,118
43,462	*	PerkinElmer, Inc	4,019,366
64,857		Perrigo Co plc	3,699,443
2,773,693		Pfizer, Inc	103,292,327
110,772	*	QIAGEN NV	3,741,878
32,390	*	Regeneron Pharmaceuticals, Inc	10,945,877
63,391		Thermo Fisher Scientific, Inc	19,853,427
22,178	*	United Therapeutics Corp	2,166,125
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	491,971,595
211

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 5.3%
56,116		Alexandria Real Estate Equities, Inc	$9,158,131
68,810		American Campus Communities, Inc	3,156,315
69,686		American Homes 4 Rent	1,904,518
71,205		Apartment Investment & Management Co	3,753,216
106,553		Apple Hospitality REIT, Inc	1,600,426
69,057		AvalonBay Communities, Inc	14,963,961
76,693		Boston Properties, Inc	10,993,942
79,382		Brandywine Realty Trust	1,239,947
143,073		Brixmor Property Group, Inc	2,855,737
46,346		Camden Property Trust	5,210,681
108,039	*	CBRE Group, Inc	6,595,781
234,685		Colony Capital, Inc	1,095,979
55,300		Columbia Property Trust, Inc	1,166,830
3,669		Coresite Realty	430,924
52,095		Corporate Office Properties Trust	1,550,868
69,400		Cousins Properties, Inc	2,840,542
98,838		CubeSmart	3,130,199
57,897		CyrusOne, Inc	3,523,032
103,267		Digital Realty Trust, Inc	12,700,808
81,550		Douglas Emmett, Inc	3,384,325
181,495		Duke Realty Corp	6,590,083
66,308		Empire State Realty Trust, Inc	899,137
37,628		EPR Properties	2,685,510
62,456		Equity Commonwealth	2,047,932
181,231		Equity Residential	15,056,671
32,569		Essex Property Trust, Inc	10,088,573
10,963		Extra Space Storage, Inc	1,213,385
36,123		Federal Realty Investment Trust	4,516,097
101,389		Gaming and Leisure Properties, Inc	4,791,137
104,350		Healthcare Trust of America, Inc	3,342,331
241,205		Healthpeak Properties Inc	8,680,968
49,753		Highwoods Properties, Inc	2,493,123
358,255		Host Hotels and Resorts, Inc	5,853,887
14,482	*	Howard Hughes Corp	1,762,170
72,567		Hudson Pacific Properties	2,637,085
267,957		Invitation Homes, Inc	8,432,607
126,850		Iron Mountain, Inc	4,009,729
59,307		JBG SMITH Properties	2,404,899
22,823		Jones Lang LaSalle, Inc	3,875,802
52,002		Kilroy Realty Corp	4,293,805
202,441		Kimco Realty Corp	3,856,501
77,547		Liberty Property Trust	4,858,320
24,364		Life Storage, Inc	2,757,518
70,877		Macerich Co	1,581,266
255,315		Medical Properties Trust, Inc	5,655,227
55,549		Mid-America Apartment Communities, Inc	7,621,878
84,792		National Retail Properties, Inc	4,748,352
106,636		Omega Healthcare Investors, Inc	4,473,380
63,834		Outfront Media, Inc	1,898,423
107,631		Paramount Group, Inc	1,513,292
117,115		Park Hotels & Resorts, Inc	2,569,503
312,299		Prologis, Inc	29,006,331
18,030		Public Storage, Inc	4,034,393
212

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

67,430		Rayonier, Inc	$2,048,523
162,823		Realty Income Corp	12,766,951
82,672		Regency Centers Corp	5,128,971
108,149		Retail Properties of America, Inc	1,314,010
83,455		Service Properties Trust	1,800,959
18,086		Simon Property Group, Inc	2,408,151
81,042		SITE Centers Corp	1,030,044
40,841		SL Green Realty Corp	3,759,006
50,025		Spirit Realty Capital, Inc	2,640,320
104,413		STORE Capital Corp	4,098,210
34,734		Sun Communities, Inc	5,632,813
32,857		Taubman Centers, Inc	868,082
135,156		UDR, Inc	6,475,324
185,956		Ventas, Inc	10,759,414
524,025		VEREIT, Inc	5,114,484
235,224		VICI Properties, Inc	6,304,003
84,877		Vornado Realty Trust	5,582,360
58,879		Weingarten Realty Investors	1,713,379
201,524		Welltower, Inc	17,111,403
370,693		Weyerhaeuser Co	10,731,562
85,149		WP Carey, Inc	7,162,734
		TOTAL REAL ESTATE	375,956,180

RETAILING - 2.0%
24,759		Advance Auto Parts, Inc	3,261,998
25,719	*	Autonation, Inc	1,091,514
89,734		Best Buy Co, Inc	7,599,573
44,014	*	CarMax, Inc	4,271,119
33,037		Dick’s Sporting Goods, Inc	1,461,227
8,698		Dollar General Corp	1,334,360
53,269	*	Dollar Tree, Inc	4,638,132
8,664		Expedia Group Inc	939,611
53,267		Foot Locker, Inc	2,022,548
108,581		Gap, Inc	1,890,395
69,889		Genuine Parts Co	6,539,514
236,505		Home Depot, Inc	53,946,790
77,525		Kohl’s Corp	3,314,194
93,252		L Brands, Inc	2,159,716
128,737	*	LKQ Corp	4,207,769
153,838	e	Macy’s, Inc	2,453,716
19,001		Penske Auto Group, Inc	892,477
197,059	*	Qurate Retail Group, Inc QVC Group	1,680,913
235,106		Target Corp	26,035,638
59,973		Tiffany & Co	8,037,581
34,753	*	Urban Outfitters, Inc	889,677
33,375		Williams-Sonoma, Inc	2,338,920
		TOTAL RETAILING	141,007,382

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
157,775		Analog Devices, Inc	17,315,806
213,844		Applied Materials, Inc	12,400,814
49,324	*	Cree, Inc	2,293,073
182,516		Cypress Semiconductor Corp	4,258,098
39,717	*	First Solar, Inc	1,969,169
213

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,170,770		Intel Corp	$138,777,326
8,719		Lam Research Corp	2,600,093
327,650		Marvell Technology Group Ltd	7,876,706
84,263		Maxim Integrated Products, Inc	5,065,892
83,971		Microchip Technology, Inc	8,185,493
550,262	*	Micron Technology, Inc	29,213,410
27,900		MKS Instruments, Inc	2,924,478
204,149	*	ON Semiconductor Corp	4,726,049
57,890	*	Qorvo, Inc	6,128,235
80,701		Skyworks Solutions, Inc	9,131,318
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	252,865,960

SOFTWARE & SERVICES - 1.6%
22,447	*	2U, Inc	444,675
7,404	*	Akamai Technologies, Inc	691,164
16,969		Alliance Data Systems Corp	1,744,244
68,443		Amdocs Ltd	4,924,474
25,053	*	Autodesk, Inc	4,931,683
12,507	*	CACI International, Inc (Class A)	3,344,872
18,491	*	Cerence Inc	394,783
8,911	*	Ceridian HCM Holding, Inc	653,087
6,583		Citrix Systems, Inc	797,991
250,830		Cognizant Technology Solutions Corp (Class A)	15,395,945
36,186		CoreLogic Inc	1,682,649
125,091		DXC Technology Co	3,987,901
10,990	*	Dynatrace, Inc	344,097
117,740		Fidelity National Information Services, Inc	16,914,528
174,786		International Business Machines Corp	25,121,992
4,285		Jack Henry & Associates, Inc	640,779
67,117		Leidos Holdings, Inc	6,743,245
23,387		LogMeIn, Inc	2,010,580
285,175		NortonLifelock, Inc	8,104,674
136,205	*	Nuance Communications, Inc	2,576,999
117,497		Sabre Corp	2,530,885
21,717	*	SolarWinds Corp	410,886
11,517		SS&C Technologies Holdings, Inc	725,686
15,642	*	VeriSign, Inc	3,255,726
161,877		Western Union Co	4,354,491
		TOTAL SOFTWARE & SERVICES	112,728,036

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
41,717	*	Arrow Electronics, Inc	3,167,989
51,078		Avnet, Inc	1,863,836
78,494	*	Ciena Corp	3,192,351
12,668	*	Coherent, Inc	1,791,635
90,467	*	CommScope Holding Co, Inc	1,102,340
254,321		Corning, Inc	6,787,828
19,958	*	Dell Technologies, Inc	973,352
25,954		Dolby Laboratories, Inc (Class A)	1,799,650
25,298	*	EchoStar Corp (Class A)	1,009,517
2,109	*	F5 Networks, Inc	257,551
62,093		FLIR Systems, Inc	3,200,273
656,915		Hewlett Packard Enterprise Co	9,150,826
214

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

701,144		HP, Inc	$14,948,390
15,770	*	IPG Photonics Corp	2,013,356
60,982		Jabil Inc	2,371,590
165,800		Juniper Networks, Inc	3,803,452
11,406		Littelfuse, Inc	2,017,835
21,676		Motorola Solutions, Inc	3,836,652
58,581		National Instruments Corp	2,614,470
21,177		Synnex Corp	2,917,344
104,617	*	Trimble Inc	4,448,315
29,166	*	Viasat, Inc	1,856,416
147,352		Western Digital Corp	9,651,556
88,762		Xerox Holdings Corp	3,157,264
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	87,933,788

TELECOMMUNICATION SERVICES - 3.9%
3,639,747		AT&T, Inc	136,927,282
551,572		CenturyLink, Inc	7,534,474
270,163	*	Sprint Corp	1,180,612
46,537		Telephone & Data Systems, Inc	1,055,459
76,461	*	T-Mobile US, Inc	6,054,947
7,672	*	US Cellular Corp	245,657
2,063,172		Verizon Communications, Inc	122,634,944
		TOTAL TELECOMMUNICATION SERVICES	275,633,375

TRANSPORTATION - 2.0%
34,407		Alaska Air Group, Inc	2,222,348
4,222		Amerco, Inc	1,567,502
178,526	e	American Airlines Group, Inc	4,791,638
15,094		CH Robinson Worldwide, Inc	1,090,089
16,110		Copa Holdings S.A. (Class A)	1,578,136
237,594		CSX Corp	18,137,926
228,513		Delta Air Lines, Inc	12,737,315
23,553		Expeditors International of Washington, Inc	1,720,311
119,660		FedEx Corp	17,307,622
28,629		JB Hunt Transport Services, Inc	3,089,928
130,018	*	JetBlue Airways Corp	2,578,257
49,477		Kansas City Southern	8,346,275
30,539	*	Kirby Corp	2,238,203
61,417	e	Knight-Swift Transportation Holdings, Inc	2,277,342
1,639		Landstar System, Inc	181,519
87,728	*	Lyft, Inc (Class A)	4,165,325
37,747		Macquarie Infrastructure Co LLC	1,665,020
112,057		Norfolk Southern Corp	23,331,388
19,112		Old Dominion Freight Line	3,750,348
26,526		Ryder System, Inc	1,265,821
30,139		Schneider National, Inc	671,195
94,119		Southwest Airlines Co	5,174,663
421,348	*	Uber Technologies, Inc	15,290,719
89,412	*	United Airlines Holdings Inc	6,688,018
18,449	*	XPO Logistics, Inc	1,640,485
		TOTAL TRANSPORTATION	143,507,393
215

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 7.3%
326,654		AES Corp	$6,487,348
119,795		Alliant Energy Corp	7,111,031
120,607		Ameren Corp	9,895,804
246,625		American Electric Power Co, Inc	25,703,258
90,429		American Water Works Co, Inc	12,316,430
59,653		Atmos Energy Corp	6,981,191
30,591		Avangrid, Inc	1,629,277
251,464		Centerpoint Energy, Inc	6,658,767
140,292		CMS Energy Corp	9,611,405
164,757		Consolidated Edison, Inc	15,487,158
409,307		Dominion Energy Inc	35,098,075
92,624		DTE Energy Co	12,282,869
364,064		Duke Energy Corp	35,543,568
174,808		Edison International	13,381,552
99,423		Entergy Corp	13,076,113
207,351		Equitable Holdings, Inc	4,980,571
108,063	*	Essential Utilities Inc	5,612,792
111,784		Evergy, Inc	8,066,333
161,738		Eversource Energy	14,951,061
482,566		Exelon Corp	22,965,316
257,584		FirstEnergy Corp	13,082,691
55,498		Hawaiian Electric Industries, Inc	2,714,407
25,870		Idacorp, Inc	2,902,355
99,492		MDU Resources Group, Inc	2,945,958
40,422		National Fuel Gas Co	1,745,826
243,377		NextEra Energy, Inc	65,273,712
183,405		NiSource, Inc	5,375,601
124,059		NRG Energy, Inc	4,576,537
99,113		OGE Energy Corp	4,544,331
258,566	*,b	PG&E Corp	3,932,789
56,997		Pinnacle West Capital Corp	5,568,037
361,689		PPL Corp	13,089,525
252,756		Public Service Enterprise Group, Inc	14,963,155
140,017		Sempra Energy	22,492,331
519,700		Southern Co	36,586,880
101,668		UGI Corp	4,228,372
211,293		Vistra Energy Corp	4,758,318
156,257		WEC Energy Group, Inc	15,608,512
258,832		Xcel Energy, Inc	17,908,586
		TOTAL UTILITIES	510,137,842

		TOTAL COMMON STOCKS	7,021,105,521
		(Cost $5,640,125,219)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.1%
$9,310,000	Federal Home Loan Bank (FHLB)	1.500%	02/03/20	9,310,000
	TOTAL GOVERNMENT AGENCY DEBT			9,310,000
216

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
17,766,253	c	State Street Navigator Securities Lending Government Money Market Portfolio	$17,766,253
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	17,766,253

		TOTAL SHORT-TERM INVESTMENTS	27,076,253
		(Cost $27,075,477)
		TOTAL INVESTMENTS - 100.2%	7,048,181,774
		(Cost $5,667,200,696)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%	(16,127,361)
		NET ASSETS - 100.0%	$7,032,054,413

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing
b		In bankruptcy
c		Investments made with cash collateral received from securities on loan.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,273,717.

217

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.60%

AUTOMOBILES & COMPONENTS - 0.4%
56,583		Aptiv plc	$4,797,673
47,605		BorgWarner, Inc	1,632,375
885,926		Ford Motor Co	7,813,867
278,684		General Motors Co	9,305,259
34,720		Harley-Davidson, Inc	1,159,648
		TOTAL AUTOMOBILES & COMPONENTS	24,708,822

BANKS - 5.2%
1,820,169		Bank of America Corp	59,756,148
490,186		Citigroup, Inc	36,474,740
97,540		Citizens Financial Group, Inc	3,636,291
33,640		Comerica, Inc	2,057,423
158,982		Fifth Third Bancorp	4,523,038
37,240		First Republic Bank	4,129,171
221,297		Huntington Bancshares, Inc	3,003,000
705,791		JPMorgan Chase & Co	93,418,497
216,481		Keycorp	4,050,360
29,683		M&T Bank Corp	5,002,179
103,676		People’s United Financial, Inc	1,598,684
98,964		PNC Financial Services Group, Inc	14,701,102
216,313		Regions Financial Corp	3,367,994
11,633	*	SVB Financial Group	2,795,759
301,695		Truist Financial Corp	15,558,411
318,942		US Bancorp	16,974,093
862,723		Wells Fargo & Co	40,496,218
38,031		Zions Bancorporation	1,730,030
		TOTAL BANKS	313,273,138

CAPITAL GOODS - 6.3%
128,880		3M Co	20,448,101
30,778		A.O. Smith Corp	1,313,913
21,121		Allegion plc	2,731,368
51,387		Ametek, Inc	4,992,247
86,820		Arconic, Inc	2,600,259
120,040		Boeing Co	38,205,131
123,300		Caterpillar, Inc	16,195,455
34,929		Cummins, Inc	5,587,592
70,982		Deere & Co	11,256,326
32,089		Dover Corp	3,653,333
93,125		Eaton Corp	8,797,519
136,663		Emerson Electric Co	9,789,171
123,486		Fastenal Co	4,307,192
30,687		Flowserve Corp	1,432,469
64,273		Fortive Corp	4,815,976
32,380		Fortune Brands Home & Security, Inc	2,224,830
218

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

52,004		General Dynamics Corp	$9,123,582
1,956,546		General Electric Co	24,358,998
160,042		Honeywell International, Inc	27,722,475
9,090		Huntington Ingalls	2,372,490
17,050		IDEX Corp	2,793,642
65,342		Illinois Tool Works, Inc	11,433,543
53,469		Ingersoll-Rand plc	7,123,675
30,789		Jacobs Engineering Group, Inc	2,848,906
176,010		Johnson Controls International plc	6,943,594
49,523		L3Harris Technologies, Inc	10,960,926
55,737		Lockheed Martin Corp	23,862,124
65,196		Masco Corp	3,098,114
35,320		Northrop Grumman Corp	13,229,812
78,016		PACCAR, Inc	5,789,567
28,661		Parker-Hannifin Corp	5,608,671
40,383		Pentair plc	1,733,642
34,697		Quanta Services, Inc	1,358,387
62,699		Raytheon Co	13,852,717
25,444		Rockwell Automation, Inc	4,876,597
23,427		Roper Technologies Inc	8,941,149
12,955		Snap-On, Inc	2,068,007
33,914		Stanley Black & Decker, Inc	5,403,518
53,224		Textron, Inc	2,444,578
11,294		TransDigm Group, Inc	7,265,204
17,505	*	United Rentals, Inc	2,375,253
182,407		United Technologies Corp	27,397,532
10,037		W.W. Grainger, Inc	3,037,899
41,938		Wabtec Corp	3,097,541
41,228		Xylem, Inc	3,366,678
		TOTAL CAPITAL GOODS	382,839,703

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
18,973		Cintas Corp	5,292,898
45,524	*	Copart, Inc	4,618,865
27,160		Equifax, Inc	4,071,284
88,967	*	IHS Markit Ltd	7,015,938
82,061		Nielsen NV	1,674,044
47,559		Republic Services, Inc	4,520,483
26,845		Robert Half International, Inc	1,561,574
31,255		Rollins, Inc	1,186,127
36,744		Verisk Analytics, Inc	5,969,798
86,679		Waste Management, Inc	10,548,834
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	46,459,845

CONSUMER DURABLES & APPAREL - 1.1%
36,514	*	Capri Holdings Ltd	1,093,959
76,733		DR Horton, Inc	4,542,594
32,831	*	Garmin Ltd	3,182,965
85,867		Hanesbrands, Inc	1,181,530
27,810		Hasbro, Inc	2,833,005
30,816		Leggett & Platt, Inc	1,466,533
63,856		Lennar Corp (Class A)	4,237,484
13,275	*	Mohawk Industries, Inc	1,748,052
84,465		Newell Brands Inc	1,649,601
219

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

279,845		Nike, Inc (Class B)	$26,949,074
780	*	NVR, Inc	2,977,237
58,046		Pulte Homes, Inc	2,591,754
17,651		PVH Corp	1,538,638
11,568		Ralph Lauren Corp	1,312,968
66,884		Tapestry, Inc	1,723,601
39,270	*	Under Armour, Inc (Class A)	792,469
47,694	*	Under Armour, Inc (Class C)	856,584
72,524		VF Corp	6,017,316
14,402		Whirlpool Corp	2,105,140
		TOTAL CONSUMER DURABLES & APPAREL	68,800,504

CONSUMER SERVICES - 1.9%
87,702		Carnival Corp	3,817,668
5,884	*	Chipotle Mexican Grill, Inc (Class A)	5,100,016
26,888		Darden Restaurants, Inc	3,130,570
51,218		H&R Block, Inc	1,188,257
63,945		Hilton Worldwide Holdings, Inc	6,893,271
75,651		Las Vegas Sands Corp	4,940,767
60,611		Marriott International, Inc (Class A)	8,489,177
168,765		McDonald’s Corp	36,110,647
115,845		MGM Resorts International	3,598,146
48,314	*	Norwegian Cruise Line Holdings Ltd	2,601,709
37,339		Royal Caribbean Cruises Ltd	4,371,650
265,606		Starbucks Corp	22,531,357
21,784		Wynn Resorts Ltd	2,748,269
68,498		Yum! Brands, Inc	7,245,033
		TOTAL CONSUMER SERVICES	112,766,537

DIVERSIFIED FINANCIALS - 3.4%
151,065		American Express Co	19,618,812
28,171		Ameriprise Financial, Inc	4,659,765
190,236		Bank of New York Mellon Corp	8,518,768
26,475		BlackRock, Inc	13,961,591
104,504		Capital One Financial Corp	10,429,499
24,842		CBOE Global Markets, Inc	3,061,031
257,467		Charles Schwab Corp	11,727,622
80,423		CME Group, Inc	17,460,638
70,685		Discover Financial Services	5,310,564
49,973		E*TRADE Financial Corp	2,129,849
65,095		Franklin Resources, Inc	1,646,903
71,860		Goldman Sachs Group, Inc	17,084,715
124,662		IntercontinentalExchange Group, Inc	12,433,788
83,038		Invesco Ltd	1,436,557
8,412		MarketAxess Holdings, Inc	2,979,362
36,530		Moody’s Corp	9,380,539
274,446		Morgan Stanley	14,342,548
18,922		MSCI, Inc (Class A)	5,407,908
25,746		Nasdaq Inc	2,998,379
46,937		Northern Trust Corp	4,590,908
28,151		Raymond James Financial, Inc	2,573,846
55,202		S&P Global, Inc	16,214,483
82,384		State Street Corp	6,230,702
220

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

135,504		Synchrony Financial	$4,391,685
52,219		T Rowe Price Group, Inc	6,972,803
		TOTAL DIVERSIFIED FINANCIALS	205,563,265

ENERGY - 3.8%
83,935		Apache Corp	2,303,176
139,253		Baker Hughes a GE Co	3,016,220
100,493		Cabot Oil & Gas Corp	1,415,946
424,038		Chevron Corp	45,431,431
25,464		Cimarex Energy Co	1,117,615
44,751		Concho Resources, Inc	3,391,231
246,367		ConocoPhillips	14,641,591
93,156	*	Devon Energy Corp	2,023,348
37,006		Diamondback Energy, Inc	2,753,246
129,794		EOG Resources, Inc	9,463,281
949,539	d	Exxon Mobil Corp	58,985,363
199,870		Halliburton Co	4,359,165
25,043		Helmerich & Payne, Inc	1,015,494
58,286		Hess Corp	3,297,239
33,846		HollyFrontier Corp	1,520,362
432,274		Kinder Morgan, Inc	9,021,558
188,128		Marathon Oil Corp	2,139,015
145,854		Marathon Petroleum Corp	7,949,043
85,855		National Oilwell Varco, Inc	1,769,472
110,278		Noble Energy, Inc	2,180,196
197,453		Occidental Petroleum Corp	7,842,833
92,565		ONEOK, Inc	6,930,342
99,393		Phillips 66	9,081,539
36,956		Pioneer Natural Resources Co	4,989,060
308,861		Schlumberger Ltd	10,349,932
99,504		TechnipFMC plc (Euro OTC)	1,642,811
92,663		Valero Energy Corp	7,812,418
268,435		Williams Cos, Inc	5,553,920
		TOTAL ENERGY	231,996,847

FOOD & STAPLES RETAILING - 1.5%
99,178		Costco Wholesale Corp	30,300,863
178,533		Kroger Co	4,795,396
114,196		SYSCO Corp	9,380,059
168,090		Walgreens Boots Alliance, Inc	8,547,377
319,381		Walmart, Inc	36,565,931
		TOTAL FOOD & STAPLES RETAILING	89,589,626

FOOD, BEVERAGE & TOBACCO - 3.8%
418,843		Altria Group, Inc	19,907,608
124,198		Archer-Daniels-Midland Co	5,559,103
41,720		Brown-Forman Corp (Class B)	2,821,941
39,732		Campbell Soup Co	1,922,632
867,774		Coca-Cola Co	50,678,002
109,321		ConAgra Brands, Inc	3,598,847
37,601		Constellation Brands, Inc (Class A)	7,080,268
133,618		General Mills, Inc	6,977,532
33,076		Hershey Co	5,132,403
221

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

62,721		Hormel Foods Corp	$2,964,194
26,295		J.M. Smucker Co	2,724,425
55,524		Kellogg Co	3,787,292
141,287		Kraft Heinz Co	4,125,580
32,711		Lamb Weston Holdings, Inc	2,986,841
27,860		McCormick & Co, Inc	4,551,488
42,250		Molson Coors Brewing Co (Class B)	2,348,255
323,712		Mondelez International, Inc	18,574,595
84,863	*	Monster Beverage Corp	5,651,876
313,762		PepsiCo, Inc	44,560,479
349,546		Philip Morris International, Inc	28,907,454
65,554		Tyson Foods, Inc (Class A)	5,416,727
		TOTAL FOOD, BEVERAGE & TOBACCO	230,277,542

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
397,833		Abbott Laboratories	34,667,168
10,208	*	Abiomed, Inc	1,901,648
16,257	*	Align Technology, Inc	4,179,675
33,315		AmerisourceBergen Corp	2,850,431
56,708		Anthem, Inc	15,043,498
113,685		Baxter International, Inc	10,142,976
60,660		Becton Dickinson & Co	16,692,419
313,143	*	Boston Scientific Corp	13,111,297
65,838		Cardinal Health, Inc	3,371,564
131,233	*	Centene Corp	8,242,745
71,086		Cerner Corp	5,106,107
83,863		Cigna Corp	16,133,564
11,102		Cooper Cos, Inc	3,851,173
291,709		CVS Health Corp	19,783,704
143,771		Danaher Corp	23,128,441
20,772	*	DaVita, Inc	1,659,060
52,047		Dentsply Sirona, Inc	2,914,632
47,198	*	Edwards Lifesciences Corp	10,376,952
59,209		HCA Healthcare, Inc	8,218,209
32,307	*	Henry Schein, Inc	2,227,245
60,470	*	Hologic, Inc	3,236,354
29,545		Humana, Inc	9,934,211
19,200	*	IDEXX Laboratories, Inc	5,203,392
25,967	*	Intuitive Surgical, Inc	14,535,807
21,982	*	Laboratory Corp of America Holdings	3,855,643
40,858		McKesson Corp	5,826,759
302,032		Medtronic plc	34,866,574
29,489		Quest Diagnostics, Inc	3,263,548
31,877		Resmed, Inc	5,067,487
18,915		STERIS plc	2,850,301
72,240		Stryker Corp	15,220,968
10,459		Teleflex, Inc	3,885,623
213,225		UnitedHealth Group, Inc	58,093,151
18,293		Universal Health Services, Inc (Class B)	2,508,153
20,299	*	Varian Medical Systems, Inc	2,853,431
46,290		Zimmer Biomet Holdings, Inc	6,846,291
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	381,650,201
222

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
55,916		Church & Dwight Co, Inc	$4,150,086
27,672		Clorox Co	4,353,082
190,554		Colgate-Palmolive Co	14,059,074
63,153		Coty, Inc	647,950
50,001		Estee Lauder Cos (Class A)	9,758,195
77,543		Kimberly-Clark Corp	11,107,259
561,719		Procter & Gamble Co	70,001,422
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	114,077,068

INSURANCE - 4.0%
164,977		Aflac, Inc	8,507,864
73,775		Allstate Corp	8,745,289
196,149		American International Group, Inc	9,858,449
52,254		Aon plc	11,508,943
41,315		Arthur J. Gallagher & Co	4,237,680
14,162		Assurant, Inc	1,848,991
439,974	*	Berkshire Hathaway, Inc (Class B)	98,743,365
101,101		Chubb Ltd	15,366,341
34,713		Cincinnati Financial Corp	3,643,129
9,023		Everest Re Group Ltd	2,495,491
22,307		Globe Life, Inc	2,325,728
78,973		Hartford Financial Services Group, Inc	4,681,519
45,587		Lincoln National Corp	2,483,580
58,005		Loews Corp	2,984,357
114,173		Marsh & McLennan Cos, Inc	12,771,392
174,257		Metlife, Inc	8,662,315
57,966		Principal Financial Group	3,069,300
131,831		Progressive Corp	10,637,443
89,040		Prudential Financial, Inc	8,107,982
57,808		Travelers Cos, Inc	7,608,689
46,773		Unum Group	1,248,371
33,947		W.R. Berkley Corp	2,496,123
28,900		Willis Towers Watson plc	6,106,281
		TOTAL INSURANCE	238,138,622

MATERIALS - 2.5%
49,703		Air Products & Chemicals, Inc	11,864,603
25,507		Albemarle Corp	2,047,702
363,009		Amcor plc	3,844,265
18,205		Avery Dennison Corp	2,389,224
73,543		Ball Corp	5,308,334
27,238		Celanese Corp (Series A)	2,819,133
51,668		CF Industries Holdings, Inc	2,081,187
168,259		Corteva, Inc	4,866,050
164,798		Dow, Inc	7,592,244
165,224		DuPont de Nemours, Inc	8,456,164
32,040		Eastman Chemical Co	2,283,491
55,948		Ecolab, Inc	10,971,962
29,484		FMC Corp	2,818,376
317,809		Freeport-McMoRan, Inc (Class B)	3,527,680
24,167	e	International Flavors & Fragrances, Inc	3,168,535
86,480		International Paper Co	3,521,466
121,088		Linde plc	24,596,605
223

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

57,277		LyondellBasell Industries NV	$4,459,587
13,541		Martin Marietta Materials, Inc	3,572,116
79,517		Mosaic Co	1,577,617
185,266		Newmont Goldcorp Corp	8,348,086
65,718		Nucor Corp	3,120,948
20,992		Packaging Corp of America	2,009,984
52,342		PPG Industries, Inc	6,272,665
37,285		Sealed Air Corp	1,323,618
18,221		Sherwin-Williams Co	10,148,915
30,049		Vulcan Materials Co	4,255,840
57,610		WestRock Co	2,246,790
		TOTAL MATERIALS	149,493,187

MEDIA & ENTERTAINMENT - 8.3%
172,871		Activision Blizzard, Inc	10,109,496
67,355	*	Alphabet, Inc (Class A)	96,504,897
67,192	*	Alphabet, Inc (Class C)	96,368,782
35,350	*	Charter Communications, Inc	18,292,211
1,020,687		Comcast Corp (Class A)	44,083,472
32,619	*,e	Discovery, Inc (Class A)	954,432
75,310	*	Discovery, Inc (Class C)	2,091,359
59,568	*	DISH Network Corp (Class A)	2,189,720
65,793	*	Electronic Arts, Inc	7,100,380
540,814	*	Facebook, Inc	109,195,755
78,872		Fox Corp (Class A)	2,924,574
34,115		Fox Corp (Class B)	1,239,398
87,598		Interpublic Group of Cos, Inc	1,988,475
31,439	*	Live Nation, Inc	2,142,882
98,420	*	NetFlix, Inc	33,963,758
93,004		News Corp (Class A)	1,266,714
25,832		News Corp (Class B)	360,873
47,631		Omnicom Group, Inc	3,587,091
26,213	*	Take-Two Interactive Software, Inc	3,267,188
175,215	*	Twitter, Inc	5,690,983
119,294		ViacomCBS, Inc (Class B)	4,071,504
405,166		Walt Disney Co	56,038,509
		TOTAL MEDIA & ENTERTAINMENT	503,432,453

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.4%
332,336		AbbVie, Inc	26,925,863
69,593		Agilent Technologies, Inc	5,745,598
49,651	*	Alexion Pharmaceuticals, Inc	4,934,813
73,559		Allergan plc	13,729,052
133,285		Amgen, Inc	28,796,224
40,840	*	Biogen, Inc	10,979,834
526,748		Bristol-Myers Squibb Co	33,158,787
190,024		Eli Lilly & Co	26,534,951
284,167		Gilead Sciences, Inc	17,959,354
33,285	*	Illumina, Inc	9,654,980
40,273	*	Incyte Corp	2,942,748
40,205	*	IQVIA Holdings, Inc	6,241,826
591,981		Johnson & Johnson	88,128,212
572,835		Merck & Co, Inc	48,943,022
224

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

5,479	*	Mettler-Toledo International, Inc	$4,148,589
115,473	*	Mylan NV	2,473,432
25,057	*	PerkinElmer, Inc	2,317,271
30,274		Perrigo Co plc	1,726,829
1,243,430		Pfizer, Inc	46,305,333
17,666	*	Regeneron Pharmaceuticals, Inc	5,970,048
90,201		Thermo Fisher Scientific, Inc	28,250,051
57,732	*	Vertex Pharmaceuticals, Inc	13,108,051
14,644	*	Waters Corp	3,277,181
107,265		Zoetis, Inc	14,396,036
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	446,648,085

REAL ESTATE - 3.0%
27,091		Alexandria Real Estate Equities, Inc	4,421,251
99,656		American Tower Corp	23,094,281
35,891		Apartment Investment & Management Co	1,891,815
31,159		AvalonBay Communities, Inc	6,751,844
32,221		Boston Properties, Inc	4,618,880
75,050	*	CBRE Group, Inc	4,581,803
93,499		Crown Castle International Corp	14,009,890
47,044		Digital Realty Trust, Inc	5,785,942
82,468		Duke Realty Corp	2,994,413
19,169		Equinix, Inc	11,304,534
77,879		Equity Residential	6,470,187
14,647		Essex Property Trust, Inc	4,537,055
28,675		Extra Space Storage, Inc	3,173,749
16,185		Federal Realty Investment Trust	2,023,449
109,906		Healthpeak Properties Inc	3,955,517
161,718		Host Hotels and Resorts, Inc	2,642,472
67,420		Iron Mountain, Inc	2,131,146
100,552		Kimco Realty Corp	1,915,516
25,815		Mid-America Apartment Communities, Inc	3,542,076
141,947		Prologis, Inc	13,184,037
33,492		Public Storage, Inc	7,494,170
73,028		Realty Income Corp	5,726,126
38,276		Regency Centers Corp	2,374,643
24,714		SBA Communications Corp	6,167,626
68,462		Simon Property Group, Inc	9,115,715
19,980		SL Green Realty Corp	1,838,959
66,466		UDR, Inc	3,184,386
85,518		Ventas, Inc	4,948,071
36,437		Vornado Realty Trust	2,396,462
89,644		Welltower, Inc	7,611,672
168,276		Weyerhaeuser Co	4,871,590
		TOTAL REAL ESTATE	178,759,277

RETAILING - 6.4%
16,431		Advance Auto Parts, Inc	2,164,784
93,604	*	Amazon.com, Inc	188,024,227
5,427	*	AutoZone, Inc	5,741,549
51,148		Best Buy Co, Inc	4,331,724
9,436	*	Booking Holdings, Inc	17,273,070
35,760	*	CarMax, Inc	3,470,150
57,210		Dollar General Corp	8,776,586
225

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

53,643	*	Dollar Tree, Inc	$4,670,696
173,231		eBay, Inc	5,813,632
31,987		Expedia Group Inc	3,468,990
48,037		Gap, Inc	836,324
31,808		Genuine Parts Co	2,976,275
244,898		Home Depot, Inc	55,861,234
38,432		Kohl’s Corp	1,642,968
51,859		L Brands, Inc	1,201,054
66,660	*	LKQ Corp	2,178,782
171,488		Lowe’s Companies, Inc	19,933,765
74,884		Macy’s, Inc	1,194,400
25,481		Nordstrom, Inc	939,230
16,725	*	O’Reilly Automotive, Inc	6,792,023
80,761		Ross Stores, Inc	9,060,577
113,440		Target Corp	12,562,346
24,121		Tiffany & Co	3,232,696
271,987		TJX Companies, Inc	16,058,112
25,916		Tractor Supply Co	2,408,892
13,301	*	Ulta Beauty, Inc	3,563,471
		TOTAL RETAILING	384,177,557

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
252,187	*	Advanced Micro Devices, Inc	11,852,789
82,858		Analog Devices, Inc	9,093,665
207,966		Applied Materials, Inc	12,059,948
89,051		Broadcom, Inc	27,174,803
977,959		Intel Corp	62,520,919
35,712		KLA Corp	5,918,907
32,770		Lam Research Corp	9,772,342
60,881		Maxim Integrated Products, Inc	3,660,166
53,239		Microchip Technology, Inc	5,189,738
248,047	*	Micron Technology, Inc	13,168,815
137,280		NVIDIA Corp	32,457,110
26,731	*	Qorvo, Inc	2,829,744
255,821		QUALCOMM, Inc	21,824,089
38,018		Skyworks Solutions, Inc	4,301,737
210,411		Texas Instruments, Inc	25,386,087
56,316		Xilinx, Inc	4,757,576
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	251,968,435

SOFTWARE & SERVICES - 13.2%
143,147		Accenture plc	29,375,196
108,968	*	Adobe, Inc	38,263,024
35,792	*	Akamai Technologies, Inc	3,341,183
10,028		Alliance Data Systems Corp	1,030,778
18,857	*	Ansys, Inc	5,173,041
49,645	*	Autodesk, Inc	9,772,618
96,475		Automatic Data Processing, Inc	16,534,850
25,800		Broadridge Financial Solutions, Inc	3,074,070
63,047	*	Cadence Design Systems, Inc	4,546,319
27,185		Citrix Systems, Inc	3,295,366
123,875		Cognizant Technology Solutions Corp (Class A)	7,603,448
55,958		DXC Technology Co	1,783,941
226

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

138,064		Fidelity National Information Services, Inc	$19,834,274
128,115	*	Fiserv, Inc	15,195,720
19,522	*	FleetCor Technologies, Inc	6,153,920
31,823	*	Fortinet, Inc	3,671,101
20,022	*	Gartner, Inc	3,219,137
67,509		Global Payments, Inc	13,194,634
198,721		International Business Machines Corp	28,562,169
58,414		Intuit, Inc	16,378,117
17,012		Jack Henry & Associates, Inc	2,543,975
30,158		Leidos Holdings, Inc	3,029,974
199,883		Mastercard, Inc (Class A)	63,151,035
1,715,280		Microsoft Corp	291,992,115
129,094		NortonLifelock, Inc	3,668,852
486,760		Oracle Corp	25,530,562
70,960		Paychex, Inc	6,086,239
10,946	*	Paycom Software, Inc	3,482,579
263,426	*	PayPal Holdings, Inc	30,001,587
199,107	*	salesforce.com, Inc	36,299,197
42,267	*	ServiceNow, Inc	14,295,967
33,517	*	Synopsys, Inc	4,944,093
22,441	*	VeriSign, Inc	4,670,870
385,365		Visa, Inc (Class A)	76,676,074
91,845		Western Union Co	2,470,631
		TOTAL SOFTWARE & SERVICES	798,846,656

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
66,549		Amphenol Corp (Class A)	6,619,629
938,699		Apple, Inc	290,536,728
11,949	*	Arista Networks, Inc	2,668,690
32,301		CDW Corp	4,213,665
954,451		Cisco Systems, Inc	43,876,112
167,476		Corning, Inc	4,469,934
13,062	*	F5 Networks, Inc	1,595,131
31,827		FLIR Systems, Inc	1,640,364
287,040		Hewlett Packard Enterprise Co	3,998,467
332,674		HP, Inc	7,092,610
7,740	*	IPG Photonics Corp	988,166
72,375		Juniper Networks, Inc	1,660,282
41,011	*	Keysight Technologies, Inc	3,813,613
38,462		Motorola Solutions, Inc	6,807,774
53,302		NetApp, Inc	2,846,327
53,726		Seagate Technology, Inc	3,061,845
74,555		TE Connectivity Ltd	6,872,480
67,031		Western Digital Corp	4,390,530
43,922		Xerox Holdings Corp	1,562,306
12,030	*	Zebra Technologies Corp (Class A)	2,875,411
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	401,590,064

TELECOMMUNICATION SERVICES - 2.1%
1,642,308		AT&T, Inc	61,783,627
217,555		CenturyLink, Inc	2,971,802
70,559	*	T-Mobile US, Inc	5,587,567
930,657		Verizon Communications, Inc	55,318,252
		TOTAL TELECOMMUNICATION SERVICES	125,661,248
227

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 1.9%
28,147		Alaska Air Group, Inc	$1,818,015
86,981	e	American Airlines Group, Inc	2,334,570
31,037		CH Robinson Worldwide, Inc	2,241,492
173,493		CSX Corp	13,244,456
128,418		Delta Air Lines, Inc	7,158,019
38,988		Expeditors International of Washington, Inc	2,847,684
53,553		FedEx Corp	7,745,906
19,839		JB Hunt Transport Services, Inc	2,141,223
22,429		Kansas City Southern	3,783,548
58,403		Norfolk Southern Corp	12,160,089
14,844		Old Dominion Freight Line	2,912,838
108,192		Southwest Airlines Co	5,948,396
155,954		Union Pacific Corp	27,981,266
49,980	*	United Airlines Holdings Inc	3,738,504
157,137		United Parcel Service, Inc (Class B)	16,266,822
		TOTAL TRANSPORTATION	112,322,828

UTILITIES - 3.5%
146,937		AES Corp	2,918,169
56,653		Alliant Energy Corp	3,362,922
55,531		Ameren Corp	4,556,319
111,764		American Electric Power Co, Inc	11,648,044
40,555		American Water Works Co, Inc	5,523,591
27,401		Atmos Energy Corp	3,206,739
114,371		Centerpoint Energy, Inc	3,028,544
64,517		CMS Energy Corp	4,420,060
73,685		Consolidated Edison, Inc	6,926,390
184,846		Dominion Energy Inc	15,850,545
42,859		DTE Energy Co	5,683,532
163,705		Duke Energy Corp	15,982,519
81,772		Edison International	6,259,647
44,003		Entergy Corp	5,787,275
53,359		Evergy, Inc	3,850,385
71,490		Eversource Energy	6,608,536
215,310		Exelon Corp	10,246,603
115,828		FirstEnergy Corp	5,882,904
110,487		NextEra Energy, Inc	29,632,613
85,911		NiSource, Inc	2,518,051
58,635		NRG Energy, Inc	2,163,045
25,880		Pinnacle West Capital Corp	2,528,217
161,047		PPL Corp	5,828,291
114,270		Public Service Enterprise Group, Inc	6,764,784
62,892		Sempra Energy	10,102,971
235,235		Southern Co	16,560,544
70,360		WEC Energy Group, Inc	7,028,260
117,549		Xcel Energy, Inc	8,133,215
		TOTAL UTILITIES	213,002,715

		TOTAL COMMON STOCKS	6,006,044,225
		(Cost $3,272,950,349)
228

TIAA-CREF FUNDS - S&P 500 Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.9%
$5,002,000		Federal Home Loan Bank (FHLB)	1.510%	02/06/20	$5,001,354
15,794,000		FHLB	1.521	02/13/20	15,787,199
17,425,000		FHLB	1.531	02/24/20	17,409,245
20,000,000		Federal Agricultural Mortgage Corp (FAMC)	1.500	02/03/20	20,000,000
		TOTAL GOVERNMENT AGENCY DEBT			58,197,798

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
4,216,523	c	State Street Navigator Securities Lending Government Money Market Portfolio			4,216,523
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,216,523

		TOTAL SHORT-TERM INVESTMENTS			62,414,321
		(Cost $62,409,772)
		TOTAL INVESTMENTS - 100.6%			6,068,458,546
		(Cost $3,335,360,121)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(38,397,311)
		NET ASSETS - 100.0%			$6,030,061,235

		Abbreviation(s):
		OTC Over The Counter

*		Non-income producing
c		Investments made with cash collateral received from securities on loan.
d		All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,114,857.

Futures contracts outstanding as of January 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	86	03/20/20	$14,121,073	$13,863,200	$(257,873)
229

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.90%

AUTOMOBILES & COMPONENTS - 1.1%
140,587		Adient plc	$3,614,492
173,124	*	American Axle & Manufacturing Holdings, Inc	1,599,666
81,387		Cooper Tire & Rubber Co	2,155,942
25,923	*	Cooper-Standard Holding, Inc	687,478
227,224		Dana Inc	3,501,522
42,154	*	Dorman Products, Inc	2,942,349
58,975	*	Fox Factory Holding Corp	3,881,734
52,912	*	Gentherm, Inc	2,439,772
38,660		LCI Industries, Inc	4,174,120
80,520	*	Modine Manufacturing Co	566,056
30,356	*	Motorcar Parts of America, Inc	602,870
55,386		Spartan Motors, Inc	941,562
32,408		Standard Motor Products, Inc	1,574,381
42,751	*	Stoneridge, Inc	1,191,043
83,424		Tenneco, Inc	790,025
44,108	*	Visteon Corp	3,520,259
49,427		Winnebago Industries, Inc	2,706,623
		TOTAL AUTOMOBILES & COMPONENTS	36,889,894

BANKS - 11.5%
14,042		1st Constitution Bancorp	282,946
22,445		1st Source Corp	1,059,180
11,249		ACNB Corp	360,530
31,042	*	Allegiance Bancshares, Inc	1,154,762
20,878		Amalgamated Bank	359,937
29,770	*	Amerant Bancorp Inc	554,615
16,502		American National Bankshares, Inc	562,718
96,400		Ameris Bancorp	3,874,316
13,659		Ames National Corp	364,422
19,228		Arrow Financial Corp	674,134
35,580	*	Atlantic Capital Bancshares, Inc	671,395
125,637		Atlantic Union Bankshares Corp	4,232,711
93,338	*	Axos Financial, Inc	2,629,331
71,300		Banc of California, Inc	1,137,948
30,579		Bancfirst Corp	1,767,466
156,341		BancorpSouth Bank	4,466,662
8,554	e	Bank First Corp	536,678
25,413		Bank of Commerce Holdings	271,919
21,825		Bank of Marin Bancorp	961,610
89,070		Bank of NT Butterfield & Son Ltd	2,958,905
7,049		Bank of Princeton	214,995
4,650		Bank7 Corp	84,584
22,248		BankFinancial Corp	277,433
10,156		Bankwell Financial Group, Inc	274,517
54,231		Banner Corp	2,795,608
230

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,689		Bar Harbor Bankshares	$521,158
15,892	*	Baycom Corp	356,934
22,676		BCB Bancorp, Inc	297,509
72,770		Berkshire Hills Bancorp, Inc	2,048,476
126,483		Boston Private Financial Holdings, Inc	1,441,906
27,210		Bridge Bancorp, Inc	825,824
37,702	*	Bridgewater Bancshares, Inc	497,666
123,282		Brookline Bancorp, Inc	1,873,886
32,360		Bryn Mawr Bank Corp	1,214,147
18,448		Business First Bancshares, Inc	457,141
38,336		Byline Bancorp, Inc	739,885
5,430		C&F Financial Corp	271,772
200,329		Cadence BanCorp	3,131,142
7,508	e	Cambridge Bancorp	541,927
24,618		Camden National Corp	1,163,447
8,590	*	Capital Bancorp, Inc	116,996
23,382		Capital City Bank Group, Inc	666,855
208,238		Capitol Federal Financial	2,744,577
21,659		Capstar Financial Holdings, Inc	324,235
36,773		Carolina Financial Corp	1,410,245
38,112	*	Carter Bank & Trust	754,237
120,188		Cathay General Bancorp	4,333,979
27,893		CBTX, Inc	824,238
189,583		Centerstate Banks of Florida, Inc	4,276,993
43,524		Central Pacific Financial Corp	1,206,921
17,848		Central Valley Community Bancorp	335,364
4,339		Century Bancorp, Inc	373,154
5,329		Chemung Financial Corp	211,401
21,395		Citizens & Northern Corp	547,070
24,933		City Holding Co	1,886,929
22,628		Civista Bancshares, Inc	498,042
24,424		CNB Financial Corp	721,973
13,853	*	Coastal Financial Corp	246,583
15,442		Codorus Valley Bancorp, Inc	336,636
11,060		Colony Bankcorp Inc	169,771
113,417		Columbia Banking System, Inc	4,389,238
81,872	*	Columbia Financial, Inc	1,372,993
80,411		Community Bank System, Inc	5,328,837
25,274		Community Bankers Trust Corp	223,169
7,210		Community Financial Corp	245,140
24,977		Community Trust Bancorp, Inc	1,092,744
53,760		ConnectOne Bancorp, Inc	1,269,274
10,644	*	CrossFirst Bankshares, Inc	145,291
44,542	*	Customers Bancorp, Inc	952,308
209,877		CVB Financial Corp	4,359,145
50,504		Dime Community Bancshares	980,283
51,482		Eagle Bancorp, Inc	2,249,763
14,141		Enterprise Bancorp, Inc	438,654
38,397		Enterprise Financial Services Corp	1,670,653
23,528	*	Equity Bancshares, Inc	631,962
10,985	*	Esquire Financial Holdings, Inc	249,909
11,519		ESSA Bancorp, Inc	195,247
151,891		Essent Group Ltd	7,535,312
7,624		Evans Bancorp, Inc	297,641
231

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,109	e	Farmers & Merchants Bancorp, Inc	$532,405
43,915		Farmers National Banc Corp	694,735
28,040		FB Financial Corp	999,626
14,205		Federal Agricultural Mortgage Corp (Class C)	1,083,842
4,854	e	Fidelity D&D Bancorp, Inc	275,950
22,763		Financial Institutions, Inc	701,328
45,593		First Bancorp	1,617,640
339,776		First Bancorp	3,149,724
15,985		First Bancorp, Inc	452,056
27,631		First Bancshares, Inc	951,059
26,438		First Bank	282,887
82,945		First Busey Corp	2,115,098
12,965		First Business Financial Services, Inc	326,459
4,803	e	First Capital Inc	317,526
15,550		First Choice Bancorp	378,487
157,088		First Commonwealth Financial Corp	2,123,830
25,373		First Community Bancshares, Inc	743,683
31,731		First Defiance Financial Corp	932,574
154,523		First Financial Bancorp	3,714,733
204,135		First Financial Bankshares, Inc	6,842,605
21,580		First Financial Corp	900,533
10,818		First Financial Northwest, Inc	158,267
62,437		First Foundation, Inc	1,030,211
6,396		First Guaranty Bancshares, Inc	115,128
17,083		First Internet Bancorp	452,870
59,530		First Interstate Bancsystem, Inc	2,291,905
84,962		First Merchants Corp	3,377,240
21,453		First Mid-Illinois Bancshares, Inc	702,586
165,880		First Midwest Bancorp, Inc	3,307,647
11,534		First Northwest Bancorp	182,122
39,429		First of Long Island Corp	869,804
54,654		Flagstar Bancorp, Inc	1,926,007
44,507		Flushing Financial Corp	884,354
25,298		FNCB Bancorp Inc	198,589
19,540		Franklin Financial Network, Inc	720,440
6,225		Franklin Financial Services Corp	227,337
5,911		FS Bancorp, Inc	323,450
250,682		Fulton Financial Corp	4,128,733
18,000	*	FVCBankcorp, Inc	287,100
40,182		German American Bancorp, Inc	1,373,823
136,525		Glacier Bancorp, Inc	5,784,564
17,815		Great Southern Bancorp, Inc	1,013,852
88,550		Great Western Bancorp, Inc	2,616,653
3,193		Greene County Bancorp, Inc	93,204
12,174		Guaranty Bancshares, Inc	372,524
136,637		Hancock Whitney Corp	5,429,954
50,631		Hanmi Financial Corp	851,613
47,537	*	HarborOne Northeast Bancorp, Inc	518,629
8,413		Hawthorn Bancshares Inc	191,396
14,539	*	HBT Financial, Inc	281,039
55,654		Heartland Financial USA, Inc	2,722,037
86,217		Heritage Commerce Corp	1,000,117
56,254		Heritage Financial Corp	1,450,228
232

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

109,341		Hilltop Holdings, Inc	$2,475,480
2,051		Hingham Institution for Savings	429,459
11,632		Home Bancorp, Inc	413,634
243,320		Home Bancshares, Inc	4,652,278
37,355	*	HomeStreet, Inc	1,199,469
26,549		HomeTrust Bancshares, Inc	704,079
188,957		Hope Bancorp, Inc	2,627,447
60,357		Horizon Bancorp	1,021,240
21,351	*	Howard Bancorp, Inc	360,618
81,630		IBERIABANK Corp	5,935,317
52,491		Independent Bank Corp	3,789,850
37,008		Independent Bank Corp	791,231
56,595		Independent Bank Group, Inc	3,028,964
88,384		International Bancshares Corp	3,482,330
13,794		Investar Holding Corp	304,985
360,553		Investors Bancorp, Inc	4,357,283
124,622		Kearny Financial Corp	1,539,082
76,810		Lakeland Bancorp, Inc	1,247,394
38,893		Lakeland Financial Corp	1,845,084
23,515		LCNB Corp	389,644
6,940		Level One Bancorp, Inc	172,528
41,134		Live Oak Bancshares, Inc	719,022
34,514		Luther Burbank Corp	355,839
38,166		Macatawa Bank Corp	402,651
13,709		Mackinac Financial Corp	207,280
10,592	*	MainStreet Bancshares Inc	233,024
11,941	*	Malvern Bancorp, Inc	238,820
24,154		Mercantile Bank Corp	791,527
12,740		Merchants Bancorp	250,723
75,053		Meridian Bancorp, Inc	1,350,203
57,205		Meta Financial Group, Inc	2,129,170
25,039		Metrocity Bankshares, Inc	402,377
11,268	*	Metropolitan Bank Holding Corp	553,822
10,212		Mid Penn Bancorp, Inc	245,088
35,348		Midland States Bancorp, Inc	933,894
17,500		MidWestOne Financial Group, Inc	565,950
7,250	*	MMA Capital Holdings Inc	222,430
124,776	*	Mr Cooper Group, Inc	1,544,727
9,578		MutualFirst Financial, Inc	356,589
14,740		MVB Financial Corp	294,505
46,728		National Bank Holdings Corp	1,523,333
10,194		National Bankshares, Inc	416,323
66,926		NBT Bancorp, Inc	2,529,134
14,855	*	Nicolet Bankshares, Inc	1,049,506
101,963	*	NMI Holdings, Inc	3,254,659
12,348		Northeast Bank	247,824
71,072		Northfield Bancorp, Inc	1,129,334
10,242		Northrim BanCorp, Inc	385,406
157,729		Northwest Bancshares, Inc	2,480,289
6,749		Norwood Financial Corp	229,466
8,461	e	Oak Valley Bancorp	156,529
85,880		OceanFirst Financial Corp	1,997,569
116,891	*	Ocwen Financial Corp	143,776
77,884		OFG Bancorp	1,535,094
233

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,776		Ohio Valley Banc Corp	$157,847
269,779		Old National Bancorp	4,831,742
42,817		Old Second Bancorp, Inc	526,007
22,725		OP Bancorp	227,023
34,466		Opus Bank	918,002
31,189		Origin Bancorp, Inc	1,099,100
15,145		Orrstown Financial Services, Inc	312,138
31,274	*	Pacific Mercantile Bancorp	216,729
90,914		Pacific Premier Bancorp, Inc	2,709,237
21,264		Park National Corp	2,019,442
13,310		Parke Bancorp, Inc	286,431
19,650		PCB Bancorp	298,877
25,015		PCSB Financial Corp	497,298
16,081	*	PDL Community Bancorp	226,581
30,316		Peapack Gladstone Financial Corp	886,137
10,978		Penns Woods Bancorp, Inc	346,356
40,488		PennyMac Financial Services, Inc	1,365,255
5,435		Peoples Bancorp of North Carolina, Inc	148,647
29,347		Peoples Bancorp, Inc	954,951
12,054		Peoples Financial Services Corp	558,703
23,166		People’s Utah Bancorp	604,169
17,353	*	Pioneer Bancorp, Inc	254,742
22,911		Preferred Bank	1,377,180
20,727		Premier Financial Bancorp, Inc	352,359
10,384	*	Provident Bancorp Inc	122,635
8,741		Provident Financial Holdings, Inc	192,389
96,019		Provident Financial Services, Inc	2,190,193
9,485		Prudential Bancorp, Inc	167,031
24,126		QCR Holdings, Inc	991,579
318,944		Radian Group, Inc	7,810,939
23,990		RBB Bancorp	472,123
7,748	*	Red River Bancshares Inc	410,257
15,911		Reliant Bancorp Inc	338,268
87,629		Renasant Corp	2,797,994
14,312		Republic Bancorp, Inc (Class A)	599,673
73,269	*	Republic First Bancorp, Inc	233,728
20,626	*	Richmond Mutual Bancorporation, Inc	313,721
31,933		Riverview Bancorp, Inc	235,027
59,642		S&T Bancorp, Inc	2,241,943
56,249		Sandy Spring Bancorp, Inc	1,957,465
12,089		SB One Bancorp	288,927
81,023	*	Seacoast Banking Corp of Florida	2,199,774
20,799	*	Select Bancorp, Inc	241,268
75,317		ServisFirst Bancshares, Inc	2,767,900
20,593		Shore Bancshares, Inc	334,636
20,869		Sierra Bancorp	558,872
5,314	*	Silvergate Capital Corp	83,855
150,265		Simmons First National Corp (Class A)	3,603,355
18,802		SmartFinancial, Inc	406,499
15,959		South Plains Financial Inc	347,108
53,476		South State Corp	4,043,320
10,325	*	Southern First Bancshares, Inc	403,191
11,627		Southern Missouri Bancorp, Inc	414,154
234

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,911		Southern National Bancorp of Virginia, Inc	$464,518
50,498		Southside Bancshares, Inc	1,771,470
21,491	*	Spirit of Texas Bancshares, Inc	445,938
27,866		Sterling Bancorp, Inc	204,258
32,479		Stock Yards Bancorp, Inc	1,258,236
16,315		Summit Financial Group, Inc	400,533
14,617		Territorial Bancorp, Inc	424,332
81,722	*	The Bancorp, Inc	966,771
10,965		Timberland Bancorp, Inc	308,774
23,276		Tompkins Financial Corp	2,003,831
107,039		Towne Bank	2,841,885
42,957		Trico Bancshares	1,563,635
39,629	*	Tristate Capital Holdings, Inc	911,071
38,749	*	Triumph Bancorp, Inc	1,510,436
155,411		Trustco Bank Corp NY	1,232,409
102,300		Trustmark Corp	3,271,554
70,362		UMB Financial Corp	4,676,259
4,553		Union Bankshares, Inc	153,072
153,903		United Bankshares, Inc	5,278,873
124,544		United Community Banks, Inc	3,477,268
81,265		United Community Financial Corp	888,226
15,327		United Security Bancshares	149,285
8,990		Unity Bancorp, Inc	197,061
45,446		Univest Financial Corp	1,128,879
611,413		Valley National Bancorp	6,438,179
79,281		Veritex Holdings, Inc	2,245,238
44,310		Walker & Dunlop, Inc	2,940,855
126,160		Washington Federal, Inc	4,289,440
24,034		Washington Trust Bancorp, Inc	1,137,529
38,677		Waterstone Financial, Inc	676,461
104,164		WesBanco, Inc	3,449,912
27,797		West Bancorporation, Inc	636,273
40,806		Westamerica Bancorporation	2,585,468
40,969		Western New England Bancorp, Inc	367,902
80,814		WSFS Financial Corp	3,223,670
		TOTAL BANKS	368,651,664

CAPITAL GOODS - 10.3%
65,427		Aaon, Inc	3,430,992
52,196		AAR Corp	2,222,506
68,253		Advanced Drainage Systems, Inc	2,837,277
46,804	*	Aegion Corp	978,204
115,589	*	Aerojet Rocketdyne Holdings, Inc	6,018,719
34,218	*	Aerovironment, Inc	2,279,261
82,707		Aircastle Ltd	2,654,068
15,322		Alamo Group, Inc	1,908,508
48,170		Albany International Corp (Class A)	3,360,821
11,164		Allied Motion Technologies, Inc	511,758
100,899		Altra Industrial Motion Corp	3,355,901
37,966	*	Ameresco, Inc	728,568
31,070	*	American Superconductor Corp	195,120
26,975	*	American Woodmark Corp	2,957,809
41,434		Apogee Enterprises, Inc	1,318,430
60,564		Applied Industrial Technologies, Inc	3,910,617
235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

76,525		Arcosa, Inc	$3,347,969
22,541		Argan, Inc	949,202
31,669	*	Armstrong Flooring, Inc	112,108
35,870		Astec Industries, Inc	1,479,279
35,043	*	Astronics Corp	883,084
74,067	*	Atkore International Group, Inc	2,940,460
92,670	*	Axon Enterprise, Inc	7,117,983
40,190		AZZ, Inc	1,658,239
73,669		Barnes Group, Inc	4,653,671
107,632	*	Beacon Roofing Supply, Inc	3,563,696
88,378	*,e	Bloom Energy Corp	696,419
25,623	*	Blue Bird Corp	505,542
13,308	*,e	BlueLinx Holdings, Inc	156,103
104,194	*	BMC Stock Holdings, Inc	3,040,902
60,635		Briggs & Stratton Corp	222,530
178,155	*	Builders FirstSource, Inc	4,417,353
36,566	e	Caesarstone Sdot-Yam Ltd	478,283
25,696	*	CAI International, Inc	698,931
57,686	*	Chart Industries, Inc	3,690,750
31,248	*	CIRCOR International, Inc	1,297,729
36,720		Columbus McKinnon Corp	1,284,833
56,756		Comfort Systems USA, Inc	2,633,478
49,713	*	Commercial Vehicle Group, Inc	248,068
39,950	*,e	Concrete Pumping Holdings Inc	203,745
28,256	*	Construction Partners Inc	474,136
54,899	*	Continental Building Products, Inc	2,030,714
80,111	*	Cornerstone Building Brands, Inc	687,352
23,702		CSW Industrials, Inc	1,798,508
49,692		Cubic Corp	3,244,391
36,025		Douglas Dynamics, Inc	1,888,791
17,193	*	Ducommun, Inc	703,709
25,440	*	DXP Enterprises, Inc	882,005
48,602	*	Dycom Industries, Inc	1,964,493
6,567		Eastern Co	181,906
88,174		EMCOR Group, Inc	7,245,257
32,504		Encore Wire Corp	1,765,292
66,324	*,e	Energous Corp	104,129
59,962	*,e	Energy Recovery, Inc	612,212
85,449		Enerpac Tool Group Corp	1,974,726
67,707		EnerSys	4,872,196
32,105		EnPro Industries, Inc	1,876,216
40,641		ESCO Technologies, Inc	3,899,910
6,720	e	EVI Industries, Inc	179,827
119,330	*	Evoqua Water Technologies Corp	2,383,020
94,070		Federal Signal Corp	3,025,291
32,399	*	Foundation Building Materials, Inc	577,674
73,808		Franklin Electric Co, Inc	4,257,984
54,688		GATX Corp	4,163,397
9,606	*	Gencor Industries, Inc	107,683
95,641	*	Generac Holdings, Inc	9,907,451
16,974	*	General Finance Corp	164,139
51,558	*	Gibraltar Industries, Inc	2,810,942
62,728	*	GMS, Inc	1,676,092
236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,897		Gorman-Rupp Co	$1,029,678
15,454		Graham Corp	282,499
73,578	e	Granite Construction, Inc	1,996,171
98,525	*	Great Lakes Dredge & Dock Corp	1,031,557
49,605		Greenbrier Cos, Inc	1,194,984
56,848		Griffon Corp	1,181,870
50,102		H&E Equipment Services, Inc	1,358,265
124,075	*	Harsco Corp	1,848,717
46,673		Helios Technologies, Inc	1,984,536
38,148	*	Herc Holdings, Inc	1,530,498
113,383		Hillenbrand, Inc	3,291,508
9,801		Hurco Cos, Inc	306,771
15,780		Hyster-Yale Materials Handling, Inc	851,962
15,169	*	IES Holdings, Inc	379,377
29,771		Insteel Industries, Inc	665,977
108,570	*	JELD-WEN Holding, Inc	2,592,652
49,402		John Bean Technologies Corp	5,581,932
17,703		Kadant, Inc	1,887,140
43,320		Kaman Corp	2,673,710
129,047		Kennametal, Inc	4,037,881
140,534	*	Kratos Defense & Security Solutions, Inc	2,577,394
7,652	*	Lawson Products, Inc	361,327
14,955	*	LB Foster Co (Class A)	253,637
16,899		Lindsay Corp	1,690,407
43,089		Luxfer Holdings plc	687,270
29,695	*	Lydall, Inc	606,966
55,657	*	Manitowoc Co, Inc	804,244
38,433	*	Masonite International Corp	2,886,703
94,681	*	Mastec, Inc	5,467,828
94,530	e	Maxar Technologies, Inc	1,508,699
85,353	*	Mercury Systems, Inc	6,550,843
118,113	*	Meritor, Inc	2,587,856
17,459		Miller Industries, Inc	600,764
50,537		Moog, Inc (Class A)	4,528,621
121,632	*	MRC Global, Inc	1,369,576
88,327		Mueller Industries, Inc	2,576,499
247,680		Mueller Water Products, Inc (Class A)	2,885,472
25,498	*	MYR Group, Inc	732,303
8,257		National Presto Industries, Inc	711,671
78,550	*	Navistar International Corp	2,876,501
65,754		NN, Inc	567,457
14,086	*	Northwest Pipe Co	461,035
176,053	*	NOW, Inc	1,762,291
16,719	*	NV5 Global Inc	1,038,417
4,307		Omega Flex, Inc	453,958
30,133	*	Parsons Corp	1,232,440
36,080		Patrick Industries, Inc	1,871,830
92,447	*	PGT, Inc	1,432,928
379,993	*,e	Plug Power, Inc	1,468,673
15,492		Powell Industries, Inc	639,355
5,197		Preformed Line Products Co	283,860
70,684		Primoris Services Corp	1,507,690
42,457	*	Proto Labs, Inc	4,394,299
49,507		Quanex Building Products Corp	877,264
237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

57,336		Raven Industries, Inc	$1,798,057
38,143	*	RBC Bearings, Inc	5,931,618
47,548		REV Group, Inc	475,480
167,835	*	Rexnord Corp	5,479,813
42,928		Rush Enterprises, Inc (Class A)	1,845,904
8,409		Rush Enterprises, Inc (Class B)	373,023
70,023		Simpson Manufacturing Co, Inc	5,788,801
64,060	*,e	SiteOne Landscape Supply, Inc	6,184,993
67,989	*	SPX Corp	3,336,220
65,937	*	SPX FLOW, Inc	2,884,084
19,339		Standex International Corp	1,413,488
42,425	*	Sterling Construction Co, Inc	558,949
177,318	*	Sunrun, Inc	3,019,726
19,807		Systemax, Inc	468,436
28,909		Tennant Co	2,232,353
99,747		Terex Corp	2,528,586
83,187	*	Textainer Group Holdings Ltd	787,781
50,899	*	Thermon Group Holdings	1,206,306
80,213		Titan International, Inc	229,409
31,094	*	Titan Machinery, Inc	379,658
46,165	*	TPI Composites, Inc	957,924
10,107	*	Transcat Inc	309,274
92,770	*	Trex Co, Inc	9,113,725
71,413	*	Trimas Corp	2,051,695
85,011		Triton International Ltd	3,192,163
81,249		Triumph Group, Inc	1,659,917
60,197	*	Tutor Perini Corp	677,818
15,363	*	Twin Disc, Inc	149,789
94,719		Universal Forest Products, Inc	4,537,040
18,165	*	Vectrus, Inc	1,012,699
21,830	*	Veritiv Corp	307,366
27,989	*	Vicor Corp	1,400,849
75,286	*,e	Vivint Solar, Inc	614,334
81,739		Wabash National Corp	948,172
43,744		Watts Water Technologies, Inc (Class A)	4,361,714
202,825	*	Welbilt, Inc	3,060,629
5,431	*	Willis Lease Finance Corp	322,058
82,077	*	Willscot Corp	1,547,151
		TOTAL CAPITAL GOODS	329,519,124

COMMERCIAL & PROFESSIONAL SERVICES - 4.2%
104,841		ABM Industries, Inc	3,998,636
83,311	*	Acacia Research (Acacia Technologies)	208,278
148,648		ACCO Brands Corp	1,284,319
114,687	*	Advanced Disposal Services, Inc	3,778,937
81,295	*	ASGN Inc	5,502,859
11,667		Barrett Business Services, Inc	966,378
14,801		BG Staffing, Inc	297,796
75,096		Brady Corp (Class A)	4,158,066
52,826	*	BrightView Holdings, Inc	834,651
78,454		Brink’s Co	6,605,042
72,213	*	Casella Waste Systems, Inc (Class A)	3,696,583
82,431	*	CBIZ, Inc	2,225,637
238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

45,390	*	Ceco Environmental Corp	$344,964
31,351	*	Cimpress plc	3,750,520
1,670		Compx International, Inc	26,971
188,919		Covanta Holding Corp	2,830,007
13,208		CRA International, Inc	703,722
66,317		Deluxe Corp	3,196,479
41,579		Ennis, Inc	867,338
82,416		Exponent, Inc	5,997,412
17,056	*	Forrester Research, Inc	705,607
16,520	*	Franklin Covey Co	525,336
59,130	*	FTI Consulting, Inc	7,099,147
20,419	*	GP Strategies Corp	271,777
119,385		Healthcare Services Group	3,056,256
31,633		Heidrick & Struggles International, Inc	899,010
23,484	*	Heritage-Crystal Clean, Inc	665,771
92,506		Herman Miller, Inc	3,575,357
66,454		HNI Corp	2,390,350
36,036	*	Huron Consulting Group, Inc	2,335,493
28,785		ICF International, Inc	2,521,278
76,117	*	Innerworkings, Inc	315,886
59,114		Insperity, Inc	5,164,790
89,266		Interface, Inc	1,435,397
54,986		Kelly Services, Inc (Class A)	976,551
31,778		Kforce, Inc	1,177,375
53,929		Kimball International, Inc (Class B)	1,012,787
76,811		Knoll, Inc	1,901,840
89,358		Korn/Ferry International	3,661,891
48,594		Matthews International Corp (Class A)	1,813,528
37,888		McGrath RentCorp	2,929,500
30,646	*	Mistras Group, Inc	339,251
70,026		Mobile Mini, Inc	2,922,885
55,453		MSA Safety, Inc	7,519,427
9,268	*	NL Industries, Inc	31,140
279,976		Pitney Bowes, Inc	1,047,110
122,792	*	Precigen, Inc	570,983
54,428		Quad Graphics, Inc	231,319
47,724		Resources Connection, Inc	726,598
114,081		RR Donnelley & Sons Co	273,794
34,993	*	SP Plus Corp	1,463,057
135,435		Steelcase, Inc (Class A)	2,520,445
46,195	*	Team, Inc	628,252
85,565		Tetra Tech, Inc	7,324,364
70,011	*	TriNet Group, Inc	3,994,828
60,174	*	TrueBlue, Inc	1,318,412
23,662		Unifirst Corp	4,825,392
37,664	e	US Ecology, Inc	2,034,233
31,451		Viad Corp	2,044,315
13,806		VSE Corp	429,505
15,639	*	Willdan Group, Inc	518,120
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	136,472,952

CONSUMER DURABLES & APPAREL - 3.3%
56,066		Acushnet Holdings Corp	1,736,364
83,006	*	American Outdoor Brands Corp	781,917
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,138		Bassett Furniture Industries, Inc	$148,448
45,377	*	Beazer Homes USA, Inc	623,934
146,168		Callaway Golf Co	3,130,919
13,702	*	Cavco Industries, Inc	3,069,522
40,838	*	Century Communities, Inc	1,211,664
39,749		Clarus Corp	525,283
108,629	*	CROCS, Inc	4,118,125
17,842		Culp, Inc	225,344
44,347	*	Deckers Outdoor Corp	8,466,286
9,151	*	Delta Apparel, Inc	229,507
12,451		Escalade, Inc	109,569
37,258		Ethan Allen Interiors, Inc	601,717
14,191		Flexsteel Industries, Inc	232,732
76,432	*,e	Fossil Group, Inc	514,387
69,925	*	G-III Apparel Group Ltd	1,902,659
197,229	*,e	GoPro, Inc	777,082
44,381	*	Green Brick Partners, Inc	514,376
10,698		Hamilton Beach Brands Holding Co	169,028
39,538	*	Helen of Troy Ltd	7,474,659
19,698		Hooker Furniture Corp	485,359
36,319	*	Installed Building Products, Inc	2,692,328
42,906	*,e	iRobot Corp	2,018,727
7,752		Johnson Outdoors, Inc	609,307
133,167		KB Home	5,000,421
70,474		Kontoor Brands, Inc	2,687,878
70,046		La-Z-Boy, Inc	2,146,209
11,965	*	Legacy Housing Corp	167,869
31,692	*	LGI Homes, Inc	2,527,120
20,611		Lifetime Brands, Inc	139,537
14,853	*	Lovesac Co	168,582
41,905	*	M/I Homes, Inc	1,860,163
32,079	*	Malibu Boats, Inc	1,404,739
14,127		Marine Products Corp	197,778
28,055	*	MasterCraft Boat Holdings, Inc	492,926
79,600		MDC Holdings, Inc	3,354,344
56,977	*	Meritage Homes Corp	4,043,088
23,252		Movado Group, Inc	400,399
6,361		Nacco Industries, Inc (Class A)	299,858
26,193		Oxford Industries, Inc	1,817,794
14,768	*	Purple Innovation, Inc	185,634
11,498		Rocky Brands, Inc	312,056
80,132		Skyline Champion Corp	2,303,795
109,652	*	Sonos, Inc	1,504,425
131,102		Steven Madden Ltd	5,055,293
27,641		Sturm Ruger & Co, Inc	1,368,782
15,461		Superior Uniform Group, Inc	178,265
166,700	*	Taylor Morrison Home Corp	4,314,196
52,563	*	TopBuild Corp	6,018,989
217,737	*	TRI Pointe Homes, Inc	3,540,404
77,996		Tupperware Brands Corp	488,255
23,912	*	Unifi, Inc	514,586
21,188	*	Universal Electronics, Inc	1,049,442
33,254	*	Vera Bradley, Inc	318,573
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,582	*,e	Vince Holding Corp	$67,676
90,916	*	Vista Outdoor, Inc	675,506
51,938	*	William Lyon Homes, Inc	1,204,442
125,298		Wolverine World Wide, Inc	3,955,658
66,721	*,e	YETI Holdings, Inc	2,425,976
43,719	*,e	ZAGG, Inc	330,516
		TOTAL CONSUMER DURABLES & APPAREL	104,890,417

CONSUMER SERVICES - 3.7%
84,790	*	Adtalem Global Education, Inc	2,926,103
25,676	*	American Public Education, Inc	611,859
103,108		BBX Capital Corp	400,059
1,723	*	Biglari Holdings, Inc (B Shares)	186,911
30,177		BJ’s Restaurants, Inc	1,200,441
138,298		Bloomin’ Brands, Inc	2,872,449
12,062	e	Bluegreen Vacations Corp	110,729
128,272		Boyd Gaming Corp	3,828,919
58,428		Brinker International, Inc	2,494,291
25,532		Carriage Services, Inc	604,342
53,205	*	Carrols Restaurant Group, Inc	241,551
42,809	*	Century Casinos, Inc	356,599
65,434		Cheesecake Factory	2,512,666
186,298	*	Chegg, Inc	7,681,067
55,161		Churchill Downs, Inc	7,964,145
25,593	*	Chuy’s Holdings, Inc	628,308
15,899		Collectors Universe	390,479
37,768		Cracker Barrel Old Country Store, Inc	5,775,860
48,596		Dave & Buster’s Entertainment, Inc	2,145,999
45,597	*	Del Taco Restaurants, Inc	343,801
91,360	*	Denny’s Corp	1,870,139
25,022	e	Dine Brands Global Inc.	2,133,126
90,362	*	Drive Shack, Inc	341,568
29,831	*	El Pollo Loco Holdings, Inc	411,071
103,187	*,e	Eldorado Resorts, Inc	6,168,519
40,041	*	Fiesta Restaurant Group, Inc	397,607
27,659	*	Golden Entertainment, Inc	474,628
36,890	*	Habit Restaurants, Inc	513,140
162,328	*	Houghton Mifflin Harcourt Co	896,051
23,634	*	J Alexander’s Holdings, Inc	226,414
40,268		Jack in the Box, Inc	3,291,909
61,253	*	K12, Inc	988,623
5,261	*	Kura Sushi USA, Inc	118,478
185,800	*	Laureate Education, Inc	3,872,072
35,052	*	Lindblad Expeditions Holdings, Inc	578,008
65,137		Marriott Vacations Worldwide Corp	7,832,073
18,061	*	Monarch Casino & Resort, Inc	969,515
4,525		Nathan’s Famous, Inc	298,650
42,388	*	Noodles & Co	302,650
72,790	e	OneSpaWorld Holdings Ltd	1,092,578
35,114		Papa John’s International, Inc	2,274,685
172,802	*	Penn National Gaming, Inc	5,154,684
108,031	*	Perdoceo Education Corp	1,920,791
39,315	*	PlayAGS, Inc	404,158
33,767	*	Potbelly Corp	145,536
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,089		RCI Hospitality Holdings, Inc	$285,258
42,335	*	Red Lion Hotels Corp	116,845
22,207	*	Red Robin Gourmet Burgers, Inc	729,944
111,502		Red Rock Resorts, Inc	2,732,914
36,810	*	Regis Corp	571,291
44,698		Ruth’s Hospitality Group Inc	916,309
89,044	*	Scientific Games Corp (Class A)	2,211,853
76,050	*	SeaWorld Entertainment, Inc	2,620,683
31,595	*	Select Interior Concepts Inc	260,975
46,401	*	Shake Shack, Inc	3,129,747
33,888		Strategic Education, Inc	5,499,684
48,787	*	Target Hospitality Corp	266,865
103,491		Texas Roadhouse, Inc (Class A)	6,468,188
27,486	e	Twin River Worldwide Holdings Inc	732,502
46,297		Wingstop, Inc	4,294,973
75,335	*	WW International Inc	2,484,548
		TOTAL CONSUMER SERVICES	119,275,830

DIVERSIFIED FINANCIALS - 4.1%
56,921		AG Mortgage Investment Trust	902,198
4,667		Alerus Financial Corp	98,474
164,465		Anworth Mortgage Asset Corp	588,785
242,317		Apollo Commercial Real Estate Finance, Inc	4,429,555
43,503		Ares Commercial Real Estate Corp	710,839
112,478		Ares Management Corp	4,055,957
63,039	e	Arlington Asset Investment Corp (Class A)	358,062
93,240	*	ARMOUR Residential REIT, Inc	1,795,802
77,032		Artisan Partners Asset Management, Inc	2,572,869
21,259	*	Assetmark Financial Holdings, Inc	623,527
3,336	e	Associated Capital Group, Inc	139,345
33,565		B. Riley Financial, Inc	900,213
49,099		Banco Latinoamericano de Exportaciones S.A. (Class E)	989,836
199,509		Blackstone Mortgage Trust, Inc	7,621,244
79,205	*	Blucora, Inc	1,786,073
109,797		Brightsphere Investment Group, Inc	1,011,230
17,377	*,†	Calamos Asset Management, Inc	0
105,094	*	Cannae Holdings, Inc	4,273,122
144,647		Capstead Mortgage Corp	1,188,998
28,027		Cherry Hill Mortgage Investment Corp	430,495
35,985		Cohen & Steers, Inc	2,662,170
130,875		Colony Credit Real Estate, Inc	1,629,394
44,627	*	Cowen Group, Inc	717,156
27,634	*	Curo Group Holdings Corp	287,670
5,031		Diamond Hill Investment Group, Inc	708,214
46,023	*	Donnelley Financial Solutions, Inc	416,968
34,804		Dynex Capital, Inc	620,207
27,627	*	Elevate Credit, Inc	160,513
48,878		Ellington Financial Inc	893,001
48,231	*,e	Encore Capital Group, Inc	1,637,442
53,002	*	Enova International, Inc	1,328,230
50,790		Exantas Capital Corp	613,543
80,384	*	Ezcorp, Inc (Class A)	499,989
150,589		Federated Investors, Inc (Class B)	5,455,839
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

234,397		FGL Holdings	$2,261,931
65,483		FirstCash, Inc	5,695,057
47,435	*	Focus Financial Partners, Inc	1,340,039
42,779	e	Gain Capital Holdings, Inc	167,266
8,193		GAMCO Investors, Inc (Class A)	135,594
85,458		Granite Point Mortgage Trust, Inc	1,563,027
24,464		Great Ajax Corp	369,162
76,976	*	Green Dot Corp	2,315,438
26,235		Greenhill & Co, Inc	410,840
6,768	e	GWG Holdings Inc	59,152
34,958		Hamilton Lane, Inc	2,270,522
65,465		Houlihan Lokey, Inc	3,394,360
24,954	*	INTL FCStone, Inc	1,189,308
227,758		Invesco Mortgage Capital, Inc	3,983,487
59,886	e	iShares Russell 2000 Index Fund	9,613,499
42,685		KKR Real Estate Finance Trust, Inc	898,519
162,499		Ladder Capital Corp	2,981,857
187,509		Ladenburg Thalmann Financial Services, Inc	654,406
106,759	*	LendingClub Corp	1,251,216
14,409		Marlin Business Services Corp	283,857
30,544	*,e	Medallion Financial Corp	210,448
74,975		Moelis & Co	2,699,100
27,710		Nelnet, Inc (Class A)	1,586,675
414,266		New York Mortgage Trust, Inc	2,630,589
35,784	*,†	NewStar Financial, Inc	8,640
112,017	*	On Deck Capital, Inc	457,029
11,561	*	Oportun Financial Corp	243,243
17,010		Oppenheimer Holdings, Inc	468,626
98,542		Orchid Island Capital, Inc	595,194
141,454		PennyMac Mortgage Investment Trust	3,288,806
27,062	*	Pico Holdings, Inc	269,267
21,201		Piper Jaffray Cos	1,747,598
36,436		PJT Partners, Inc	1,676,785
70,250	*	PRA Group, Inc	2,484,040
31,033		Pzena Investment Management, Inc (Class A)	254,160
47,214		Ready Capital Corp	770,533
176,242		Redwood Trust, Inc	3,107,146
14,569	*	Regional Management Corp	401,376
31,121		Safeguard Scientifics, Inc	331,127
29,646		Sculptor Capital Management, Inc	680,079
9,050	*,e	Siebert Financial Corp	62,174
8,405		Silvercrest Asset Management Group, Inc	99,851
104,397		Stifel Financial Corp	6,753,442
77,342		TPG RE Finance Trust, Inc	1,583,191
1,276		Value Line, Inc	42,044
10,066		Virtus Investment Partners, Inc	1,238,420
112,930	e	Waddell & Reed Financial, Inc (Class A)	1,804,621
84,625		Western Asset Mortgage Capital Corp	897,871
13,237		Westwood Holdings Group, Inc	371,695
215,119		WisdomTree Investments, Inc	905,651
8,602	*,e	World Acceptance Corp	743,815
		TOTAL DIVERSIFIED FINANCIALS	131,358,733
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

ENERGY - 2.5%
244,708	*	Abraxas Petroleum Corp	$56,038
74,423	*,e	Altus Midstream Co	154,800
30,767		Amplify Energy Corp	165,834
23,766	e	Arch Coal, Inc	1,224,662
207,050		Archrock, Inc	1,728,868
54,093	*	Ardmore Shipping Corp	332,672
102,052		Berry Petroleum Co LLC	699,056
30,979	*	Bonanza Creek Energy, Inc	563,508
23,774		Brigham Minerals, Inc	404,396
74,999		Cactus, Inc	2,161,471
75,939	*,e	California Resources Corp	557,392
614,196	*	Callon Petroleum Co	1,842,588
61,905	*,e	Chaparral Energy Inc	63,762
217,570	*	Clean Energy Fuels Corp	500,411
299,139	*	CNX Resources Corp	2,162,775
22,205	*,e	Comstock Resources Inc	122,794
40,972	*	CONSOL Energy, Inc	333,102
29,547	*	Contura Energy Inc	171,077
94,509	*,e	Covia Holdings Corp	151,214
45,388		CVR Energy, Inc	1,570,879
117,382		Delek US Holdings, Inc	3,223,310
810,352	*	Denbury Resources, Inc	798,197
143,520		DHT Holdings, Inc	808,018
97,887	*,e	Diamond Offshore Drilling, Inc	453,217
40,012	*	Diamond S Shipping Inc	443,333
23,217	e	DMC Global, Inc	971,167
42,831	*	Dorian LPG Ltd	561,943
56,236	*	Dril-Quip, Inc	2,300,052
33,623	*	Earthstone Energy, Inc	168,115
139,519	*,e	Energy Fuels, Inc	198,117
32,657	*	Era Group, Inc	324,611
40,260		Evolution Petroleum Corp	202,910
48,747	*	Exterran Corp	263,234
147,875	*,e	Extraction Oil & Gas, Inc	209,983
58,112		Falcon Minerals Corp	319,616
141,872	*	Forum Energy Technologies, Inc	150,384
174,875	*	Frank’s International NV	612,063
58,518	*	FTS International, Inc	35,813
62,599		GasLog Ltd	405,642
19,584	*	Geospace Technologies Corp	262,621
148,544		Golar LNG Ltd	1,428,993
10,568	*	Goodrich Petroleum Corp	70,911
58,738		Green Plains Inc	732,463
244,979	*	Gulfport Energy Corp	379,717
33,512		Hallador Energy Co	55,630
225,838	*	Helix Energy Solutions Group, Inc	1,883,489
198,949	*	HighPoint Resources Corp	230,781
75,910	*	Independence Contract Drilling, Inc	53,319
39,063	*	International Seaways, Inc	869,542
33,152	*	KLX Energy Services Holdings, Inc	133,934
305,140	*	Laredo Petroleum Holdings, Inc	524,841
82,563		Liberty Oilfield Services, Inc	700,134
157,575	*	Magnolia Oil & Gas Corp	1,657,689
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,914		Mammoth Energy Services, Inc	$41,058
174,879	*	Matador Resources Co	2,565,475
43,973	*	Matrix Service Co	884,737
31,688	*	Montage Resources Corp	115,661
554,674		Nabors Industries Ltd	1,148,175
37,485	*	National Energy Services Reunited Corp	247,026
20,410	*	Natural Gas Services Group, Inc	214,713
12,987	*	NCS Multistage Holdings, Inc	19,870
134,162	*	Newpark Resources, Inc	670,810
9,330	*,e	NextDecade Corp	45,624
257,739	*	NexTier Oilfield Solutions, Inc	1,327,356
24,363	*,e	Nine Energy Service, Inc	117,917
463,281	*	Noble Corp plc	374,238
216,212		Nordic American Tankers Ltd	730,797
464,998	*	Northern Oil And Gas, Inc	771,897
490,355	*	Oasis Petroleum, Inc	1,103,299
156,800	*	Oceaneering International, Inc	1,945,888
95,405	*	Oil States International, Inc	1,028,466
95,875	*	Overseas Shipholding Group, Inc	170,658
9,644	*,e	Pacific Drilling SA	17,745
24,068		Panhandle Oil and Gas, Inc (Class A)	174,012
55,477	*	Par Pacific Holdings, Inc	1,116,197
13,834	*	Parker Drilling Co	232,688
160,617	*	PDC Energy, Inc	3,467,721
108,607		Peabody Energy Corp	734,183
23,644	*	Penn Virginia Corp	505,272
768	*	PrimeEnergy Corp	111,859
130,990	*	ProPetro Holding Corp	1,275,843
371,547		QEP Resources Inc	1,177,804
57,873	*	Renewable Energy Group, Inc	1,520,902
8,964	*	Rex American Resources Corp	675,437
23,949	*	RigNet, Inc	99,628
91,109	*,e	Ring Energy, Inc	196,795
23,757	*	Rosehill Resources, Inc	25,182
85,718	e	RPC, Inc	388,303
49,886	*	SandRidge Energy, Inc	127,209
70,120		Scorpio Tankers, Inc	1,636,601
26,978	*	SEACOR Holdings, Inc	1,014,103
28,281	*	SEACOR Marine Holdings, Inc	295,254
98,442	*	Select Energy Services, Inc	685,156
126,898		SFL Corp Ltd	1,680,130
8,404	*	SilverBow Resources, Inc	44,709
174,917		SM Energy Co	1,605,738
33,590	*,e	Smart Sand, Inc	68,188
47,476		Solaris Oilfield Infrastructure, Inc	547,398
835,821	*,e	Southwestern Energy Co	1,312,239
30,883	*	Talos Energy, Inc	677,573
120,508	e	Teekay Corp	429,008
36,804	*	Teekay Tankers Ltd	599,537
149,981	*,e	Tellurian, Inc	1,052,867
203,947	*	Tetra Technologies, Inc	312,039
61,550	*	Tidewater, Inc	934,329
83,708	*	Unit Corp	33,466
270,509	*,e	Uranium Energy Corp	224,495
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

114,007	e	US Silica Holdings, Inc	$585,996
29,571	*	US Well Services Inc	39,625
151,370	*	W&T Offshore, Inc	626,672
139,648	*,e	Whiting Petroleum Corp	634,002
101,614		World Fuel Services Corp	3,975,140
		TOTAL ENERGY	80,785,798

FOOD & STAPLES RETAILING - 0.5%
49,275		Andersons, Inc	1,114,600
38,192	*	Chefs’ Warehouse Holdings, Inc	1,390,189
11,408	*,e	HF Foods Group Inc	198,499
21,713		Ingles Markets, Inc (Class A)	905,215
15,774		Natural Grocers by Vitamin C	142,755
163,039	*	Performance Food Group Co	8,443,790
35,387		Pricesmart, Inc	2,167,808
91,081	*,e	Rite Aid Corp	1,088,418
55,376		SpartanNash Co	674,480
85,023	*	United Natural Foods, Inc	612,165
12,873		Village Super Market (Class A)	286,553
14,207		Weis Markets, Inc	521,255
		TOTAL FOOD & STAPLES RETAILING	17,545,727

FOOD, BEVERAGE & TOBACCO - 1.7%
175,658	*,e	22nd Century Group, Inc	162,800
6,265		Alico, Inc	225,477
103,798	e	B&G Foods, Inc (Class A)	1,666,996
13,264	*	Boston Beer Co, Inc (Class A)	4,727,024
2,556	*	Bridgford Foods Corp	48,717
25,398	e	Calavo Growers, Inc	1,945,741
49,356		Cal-Maine Foods, Inc	1,761,516
47,762	*,e	Celsius Holdings, Inc	257,915
7,311		Coca-Cola Consolidated Inc	1,979,892
19,135	*	Craft Brewers Alliance, Inc	313,814
260,438	*	Darling International, Inc	7,065,683
16,534	*	Farmer Bros Co	198,077
49,622		Fresh Del Monte Produce, Inc	1,557,139
54,721	*	Freshpet, Inc	3,440,857
191,651	*	Hostess Brands, Inc	2,571,957
23,863		J&J Snack Foods Corp	3,957,440
13,321		John B. Sanfilippo & Son, Inc	1,122,960
29,765		Lancaster Colony Corp	4,603,157
40,070	*	Landec Corp	448,784
25,431		Limoneira Co	496,413
20,132	e	MGP Ingredients, Inc	685,696
17,909	e	National Beverage Corp	768,475
138,626	*,e	New Age Beverages Corp	241,209
55,014	*	Primo Water Corp	829,061
31,180		Sanderson Farms, Inc	4,293,174
11,015	*	Seneca Foods Corp	435,643
132,307	*	Simply Good Foods Co	3,039,092
26,021	e	Tootsie Roll Industries, Inc	887,576
13,030	e	Turning Point Brands, Inc	297,605
38,500		Universal Corp	2,046,275
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

172,005		Vector Group Ltd	$2,260,146
		TOTAL FOOD, BEVERAGE & TOBACCO	54,336,311

HEALTH CARE EQUIPMENT & SERVICES - 7.5%
131,440	*	Accuray, Inc	511,302
19,599	*	Addus HomeCare Corp	1,848,970
254,732	*	Allscripts Healthcare Solutions, Inc	2,185,601
61,624	*	Alphatec Holdings Inc	428,903
49,273	*	Amedisys, Inc	8,696,192
30,348	*	American Renal Associates Holdings, Inc	275,560
72,396	*	AMN Healthcare Services, Inc	4,878,042
60,515	*	Angiodynamics, Inc	833,292
250,753	*	Antares Pharma, Inc	920,264
9,651	*,e	Apollo Medical Holdings, Inc	172,946
51,139	*	Apyx Medical Corp	388,145
60,232	*	AtriCure, Inc	2,343,025
2,278		Atrion Corp	1,638,315
32,121	*,e	Avalon GloboCare Corp	56,854
76,248	*	Avanos Medical, Inc	2,099,870
53,438	*	AxoGen, Inc	660,494
24,641	*,e	Axonics Modulation Technologies, Inc	715,328
9,868	*,e	BioLife Solutions Inc	136,080
23,247	*,e	BioSig Technologies Inc	113,445
51,987	*	BioTelemetry, Inc	2,543,204
289,821	*	Brookdale Senior Living, Inc	1,909,920
55,220	*	Cardiovascular Systems, Inc	2,506,436
149,336	*	Castlight Health, Inc	185,177
10,467	*,e	Catasys Inc	179,195
216,953	*	Cerus Corp	869,982
113,135	*,e	Community Health Systems, Inc	485,349
18,622		Computer Programs & Systems, Inc	484,172
94,450	*	ConforMIS, Inc	94,025
43,095		Conmed Corp	4,381,900
14,797	*	Corvel Corp	1,354,961
56,469	*	Cross Country Healthcare, Inc	559,043
58,712	*	CryoLife, Inc	1,746,095
48,562	*,e	CryoPort, Inc	869,745
21,998	*	Cutera, Inc	619,904
41,296	*,e	CytoSorbents Corp	204,002
95,753	*	Diplomat Pharmacy, Inc	381,097
20,440	*,e	ElectroCore LLC	25,754
79,530		Ensign Group, Inc	3,594,756
68,286	*	Enzo Biochem, Inc	171,398
120,824	*	Evolent Health, Inc	1,217,906
5,290	*	Exagen, Inc	109,238
145,787	*	Genesis Health Care, Inc	218,680
90,683	*	GenMark Diagnostics, Inc	488,781
62,094	*	Glaukos Corp	3,492,788
119,645	*	Globus Medical, Inc	6,255,041
80,757	*	Haemonetics Corp	8,672,494
57,838	*	Hanger Inc	1,412,982
12,622	*	Health Catalyst, Inc	412,108
109,008	*	HealthEquity, Inc	7,201,069
39,664		HealthStream, Inc	1,013,415
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,667	*	Heska Corp	$1,068,727
138,869	*	HMS Holdings Corp	3,793,901
28,397	*	Inogen, Inc	1,257,135
114,329	*	Inovalon Holdings, Inc	2,316,306
21,022	*	Inspire Medical Systems, Inc	1,572,446
51,119	*	Integer Holding Corp	4,365,563
13,673	*	IntriCon Corp	232,851
60,371		Invacare Corp	464,253
7,027	*,e	iRadimed Corp	179,189
41,681	*	iRhythm Technologies, Inc	3,569,144
19,316	*	Joint Corp	322,577
61,773	*	Lantheus Holdings, Inc	1,081,645
25,161		LeMaitre Vascular, Inc	905,419
47,572	*	LHC Group, Inc	6,933,619
76,650	*	LivaNova plc	5,209,900
25,815	*,e	Livongo Health, Inc	623,690
35,569	*	Magellan Health Services, Inc	2,604,006
65,618		Meridian Bioscience, Inc	645,681
86,130	*	Merit Medical Systems, Inc	3,136,855
6,289		Mesa Laboratories, Inc	1,650,485
16,023	*	Misonix Inc	267,424
18,994		National Healthcare Corp	1,593,976
19,130		National Research Corp	1,294,527
53,349	*	Natus Medical, Inc	1,669,290
81,010	*	Neogen Corp	5,449,543
19,273	*	Neuronetics, Inc	69,961
46,981	*	Nevro Corp	6,244,245
87,625	*	NextGen Healthcare, Inc	1,214,483
136,679	*	Novocure Ltd	11,133,871
82,345	*	NuVasive, Inc	6,350,446
65,403	*	Omnicell, Inc	5,315,956
23,835	*,e	OptimizeRx Corp	263,377
210,302	*	Option Care Health, Inc	879,062
99,737	*	OraSure Technologies, Inc	703,146
28,813	*	Orthofix Medical Inc	1,246,450
15,359	*	OrthoPediatrics Corp	705,439
104,879		Owens & Minor, Inc	656,543
130,837		Patterson Cos, Inc	2,879,722
39,765	*	Pennant Group, Inc	1,049,796
30,588	*,e	PetIQ, Inc	909,993
15,802	*	Phreesia, Inc	489,862
18,305	*,e	Progyny, Inc	508,879
18,390	*	Providence Service Corp	1,192,592
16,512	*,e	Pulse Biosciences, Inc	231,168
56,517	*	Quidel Corp	4,340,506
167,178	*	R1 RCM, Inc	2,089,725
65,813	*	RadNet, Inc	1,485,399
111,582	*,e	Rockwell Medical, Inc	291,229
83,566	*	RTI Surgical Holdings Inc	347,635
26,698	*	SeaSpine Holdings Corp	394,062
174,861	*	Select Medical Holdings Corp	3,993,825
175,475	*,e	Senseonics Holdings, Inc	143,521
40,113	*	Shockwave Medical Inc	1,741,706
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,403	*	SI-BONE, Inc	$599,587
59,883	*,e	Sientra, Inc	362,891
25,341	*	Silk Road Medical Inc	1,179,370
17,627		Simulations Plus, Inc	574,288
11,378	*,e	Soliton Inc	136,081
70,258	*	Staar Surgical Co	2,363,479
37,523	*	Surgery Partners, Inc	633,013
19,960	*	SurModics, Inc	786,224
30,334	*,e	Tabula Rasa HealthCare, Inc	1,761,495
28,821	*	Tactile Systems Technology, Inc	1,619,452
88,054	*	Tandem Diabetes Care, Inc	6,695,626
114,055	*,e	Teladoc, Inc	11,600,534
162,832	*	Tenet Healthcare Corp	5,152,004
75,044	*	Tivity Health, Inc	1,624,327
22,526	*,e	Transmedics Group, Inc	394,430
35,180	*,e	Triple-S Management Corp (Class B)	619,872
19,580		US Physical Therapy, Inc	2,293,601
5,133		Utah Medical Products, Inc	472,595
22,768	*	Vapotherm, Inc	237,926
59,325	*	Varex Imaging Corp	1,640,336
104,990	*,e	ViewRay, Inc	327,569
49,523	*	Vocera Communications, Inc	1,090,992
200,056	*	Wright Medical Group NV	6,029,688
22,997	e	Zynex Inc	221,001
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	240,060,377

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
62,677	*	BellRing Brands, Inc	1,356,330
18,076	*	Central Garden & Pet Co	582,228
65,607	*	Central Garden and Pet Co (Class A)	1,965,586
85,549	*	Edgewell Personal Care Co	2,208,875
43,603	*	elf Beauty, Inc	683,695
28,066		Inter Parfums, Inc	1,939,641
20,649	*	Lifevantage Corp	338,231
17,853	e	Medifast, Inc	1,725,135
12,223	*	Nature’s Sunshine Products, Inc	116,852
8,691		Oil-Dri Corp of America	307,662
13,688	*,e	Revlon, Inc (Class A)	292,513
19,891	*	USANA Health Sciences, Inc	1,227,275
21,565		WD-40 Co	4,028,773
12,281	*,e	Youngevity International Inc	19,158
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,791,954

INSURANCE - 2.3%
72,148	*	AMBAC Financial Group, Inc	1,546,132
142,845		American Equity Investment Life Holding Co	3,772,536
30,019		Amerisafe, Inc	2,053,900
51,879		Argo Group International Holdings Ltd	3,403,262
23,837	*	BRP Group, Inc	359,462
76,788	*,e	Citizens, Inc (Class A)	465,335
238,382		Conseco, Inc	4,193,139
24,529		Crawford & Co	214,383
15,160		Donegal Group, Inc (Class A)	211,482
35,793	*	eHealth, Inc	3,763,992
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,050		Employers Holdings, Inc	$2,091,983
18,444	*	Enstar Group Ltd	3,601,929
15,569		FBL Financial Group, Inc (Class A)	837,301
14,809		FedNat Holding Co	229,984
814,147	*	Genworth Financial, Inc (Class A)	3,338,003
12,215		Global Indemnity Ltd	385,139
18,604	e	Goosehead Insurance, Inc	970,757
50,299	*	Greenlight Capital Re Ltd (Class A)	468,284
17,649	*	Hallmark Financial Services	303,563
10,907		HCI Group, Inc	482,853
14,397	*,e	Health Insurance Innovations, Inc	330,843
44,083		Heritage Insurance Holdings, Inc	531,641
65,238		Horace Mann Educators Corp	2,805,886
7,770		Independence Holding Co	314,607
2,119		Investors Title Co	334,378
45,296		James River Group Holdings Ltd	1,945,010
32,421		Kinsale Capital Group, Inc	3,703,127
123,462	*	MBIA, Inc	1,118,566
107,088		National General Holdings Corp	2,331,306
3,625		National Western Life Group, Inc	964,250
12,045	*	NI Holdings, Inc	184,891
19,658	*	Palomar Holdings, Inc	1,050,720
85,741		ProAssurance Corp	2,603,954
14,145	*	ProSight Global, Inc	204,678
15,779		Protective Insurance Corp	245,995
63,084		RLI Corp	5,867,443
23,414		Safety Insurance Group, Inc	2,155,961
92,952		Selective Insurance Group, Inc	6,158,070
27,501		State Auto Financial Corp	828,055
36,075		Stewart Information Services Corp	1,506,131
113,564	*	Third Point Reinsurance Ltd	1,236,712
29,168		Tiptree Inc	199,801
44,821	*,e	Trupanion, Inc	1,430,686
33,339		United Fire Group Inc	1,475,584
35,817		United Insurance Holdings Corp	363,184
47,585		Universal Insurance Holdings, Inc	1,158,219
29,828	*	Watford Holdings Ltd	651,742
		TOTAL INSURANCE	74,394,859

MATERIALS - 3.7%
24,757	e	Advanced Emissions Solutions, Inc	281,982
45,147	*	AdvanSix, Inc	845,152
512,691	*	AK Steel Holding Corp	1,415,027
197,467	*	Allegheny Technologies, Inc	3,406,306
47,693		American Vanguard Corp	890,905
94,449	*,e	Amyris, Inc	241,789
51,145		Balchem Corp	5,524,683
62,095		Boise Cascade Co	2,247,839
74,722		Carpenter Technology Corp	2,969,452
85,982	*	Century Aluminum Co	454,845
11,345		Chase Corp	1,043,400
25,144	*	Clearwater Paper Corp	709,061
425,747	e	Cleveland-Cliffs, Inc	2,988,744
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

375,195	*	Coeur Mining, Inc	$2,262,426
184,338		Commercial Metals Co	3,788,146
53,615		Compass Minerals International, Inc	3,103,772
129,321	*	Ferro Corp	1,769,111
69,112	*,†	Ferroglobe plc	0
95,983	*,e	Flotek Industries, Inc	163,171
30,751	*	Forterra, Inc	398,225
40,163		FutureFuel Corp	440,186
84,020	*	GCP Applied Technologies, Inc	1,866,924
95,287	*	Gold Resource Corp	524,079
41,493		Greif, Inc (Class A)	1,677,147
9,515		Greif, Inc (Class B)	451,011
79,470		H.B. Fuller Co	3,672,309
14,420		Hawkins, Inc	602,468
19,140		Haynes International, Inc	513,143
762,358		Hecla Mining Co	2,309,945
66,228	*	Ingevity Corp	4,319,390
31,797		Innophos Holdings, Inc	1,016,232
38,665		Innospec, Inc	3,894,725
154,641	*	Intrepid Potash, Inc	368,046
24,144		Kaiser Aluminum Corp	2,418,022
29,341	*	Koppers Holdings, Inc	920,721
49,395	*	Kraton Corp	812,548
36,085	e	Kronos Worldwide, Inc	391,161
235,095	*	Livent Corp	2,212,244
185,886		Louisiana-Pacific Corp	5,702,982
39,524	*	LSB Industries, Inc	119,362
66,564	*	Marrone Bio Innovations, Inc	76,549
33,117		Materion Corp	1,798,253
9,337	*	Mayville Engineering Co Inc	71,055
54,573		Minerals Technologies, Inc	2,954,036
54,965		Myers Industries, Inc	889,334
25,983		Neenah Inc	1,731,507
369,070	*	Novagold Resources Inc	3,365,918
18,593		Olympic Steel, Inc	273,317
70,217	*	Omnova Solutions, Inc	709,894
98,405		Orion Engineered Carbons SA	1,544,959
71,305		PH Glatfelter Co	1,190,794
121,073		PolyOne Corp	4,017,202
59,559	*	PQ Group Holdings, Inc	911,848
20,883		Quaker Chemical Corp	3,466,996
24,375	*,e	Ramaco Resources, Inc	74,831
83,684		Rayonier Advanced Materials, Inc	257,747
25,988	*	Ryerson Holding Corp	266,377
40,003		Schnitzer Steel Industries, Inc (Class A)	643,248
49,235		Schweitzer-Mauduit International, Inc	1,724,702
66,212		Sensient Technologies Corp	3,956,167
31,675		Stepan Co	3,124,739
176,057	*	Summit Materials, Inc	3,867,972
114,717		SunCoke Energy, Inc	674,536
15,787		Synalloy Corp	202,547
64,558	*	TimkenSteel Corp	411,880
33,536	*	Trecora Resources	227,039
42,457		Tredegar Corp	864,000
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

63,527		Trinseo S.A.	$1,824,495
140,975		Tronox Holdings plc	1,192,649
9,972	*	UFP Technologies, Inc	464,994
3,011		United States Lime & Minerals, Inc	270,237
25,258	*	US Concrete, Inc	898,932
47,510		Valhi, Inc	78,867
53,863	*	Verso Corp	907,592
83,797		Warrior Met Coal, Inc	1,580,411
61,206	*	Worthington Industries, Inc	2,251,157
		TOTAL MATERIALS	117,503,462

MEDIA & ENTERTAINMENT - 1.6%
78,788	e	AMC Entertainment Holdings, Inc	513,698
13,563	*	Baudax Bio, Inc	113,522
18,910	*,e	Boston Omaha Corp	381,604
22,595	*	Cardlytics, Inc	1,896,172
34,214	*	Care.com, Inc	512,184
119,793	*	Cargurus, Inc	4,270,620
109,483	*	Cars.com, Inc	1,277,667
149,808	*	Central European Media Enterprises Ltd (Class A)	669,642
94,062	*	Clear Channel	256,789
91,896	*	comScore, Inc	362,989
21,217	*	Cumulus Media Inc	297,038
1,761	*,e	Daily Journal Corp	484,275
75,575	*	DHI Group, Inc	211,610
41,047		Emerald Expositions Events, Inc	428,120
196,995		Entercom Communications Corp (Class A)	782,070
94,262		Entravision Communications Corp (Class A)	209,262
112,649	*,e	Eros International plc	271,484
59,090	*	Eventbrite Inc	1,249,754
13,890	*	EverQuote Inc	509,624
86,728		EW Scripps Co (Class A)	1,052,878
68,333	*	Fluent, Inc	185,182
180,643		Gannett Co, Inc	1,103,729
190,632	*	Glu Mobile, Inc	1,124,729
144,964	*	Gray Television, Inc	2,939,870
29,344	*	Hemisphere Media Group, Inc	394,383
80,824	*	Imax Corp	1,336,829
79,097	*	Lee Enterprises, Inc	166,895
14,652	*	Liberty Braves Group (Class A)	428,571
55,642	*	Liberty Braves Group (Class C)	1,621,964
73,798	*	Liberty Latin America Ltd (Class A)	1,230,951
176,639	*	Liberty Latin America Ltd (Class C)	2,976,367
113,373	*	Liberty TripAdvisor Holdings, Inc	667,767
56,648	*,e	LiveXLive Media, Inc	79,307
21,398	*	Loral Space & Communications, Inc	688,374
51,428	*	Marchex, Inc (Class B)	175,369
35,765		Marcus Corp	1,042,550
82,233	*	MDC Partners, Inc	186,669
113,025	*	Meet Group, Inc	602,423
61,705	e	Meredith Corp	1,854,235
67,754	*,e	MSG Networks, Inc	1,030,538
102,836		National CineMedia, Inc	758,930
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

76,709	*,e	QuinStreet, Inc	$993,765
26,334	*	Reading International, Inc	268,607
31,852	*	Rosetta Stone, Inc	546,262
6,926		Saga Communications, Inc	209,996
44,905		Scholastic Corp	1,479,620
37,457	*	TechTarget, Inc	951,033
339,826		TEGNA, Inc	5,743,059
12,306	*	Travelzoo, Inc	124,906
30,700		Tribune Publishing Co	385,592
155,467	*	TrueCar, Inc	575,228
43,015	*	WideOpenWest, Inc	290,351
109,676	*	Yelp, Inc	3,575,438
		TOTAL MEDIA & ENTERTAINMENT	51,490,491

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.3%
4,657	*	89bio, Inc	124,435
59,391	*	Abeona Therapeutics, Inc	128,878
177,109	*	Acadia Pharmaceuticals, Inc	7,073,734
41,594	*,e	Accelerate Diagnostics, Inc	698,779
71,063	*	Acceleron Pharma, Inc	6,451,099
116,095	*,e	AcelRx Pharmaceuticals, Inc	197,361
7,665	*	Acer Therapeutics Inc	29,127
51,324	*,e	Aclaris Therapeutics, Inc	63,642
71,388	*	Acorda Therapeutics, Inc	144,918
45,371	*,e	Adamas Pharmaceuticals, Inc	233,207
77,727	*,e	ADMA Biologics, Inc	307,799
84,160	*	Adverum Biotechnologies, Inc	830,659
40,056	*	Aeglea BioTherapeutics, Inc	290,807
65,929	*,e	Aerie Pharmaceuticals, Inc	1,350,226
122,453	*,e	Affimed NV	320,827
185,549	*,e	Agenus, Inc	693,953
31,726	*,e	AgeX Therapeutics, Inc	43,465
70,102	*,e	Aimmune Therapeutics, Inc	2,176,667
20,944	*,e	Akcea Therapeutics, Inc	361,703
185,604	*	Akebia Therapeutics, Inc	1,340,061
7,420	*,e	Akero Therapeutics, Inc	183,200
160,527	*	Akorn, Inc	245,606
16,872	*	Albireo Pharma, Inc	382,994
116,754	*,†	Alder Biopharmaceuticals Inc	102,744
35,286	*	Aldeyra Therapeutics, Inc	188,427
46,696	*	Alector, Inc	1,304,686
30,514	*,e	Allakos, Inc	2,203,111
60,724	*,e	Allogene Therapeutics, Inc	1,318,925
51,103	*,e	AMAG Pharmaceuticals, Inc	452,773
404,202	*	Amicus Therapeutics, Inc	3,573,146
186,426	*	Amneal Pharmaceuticals, Inc	837,053
54,609	*	Amphastar Pharmaceuticals, Inc	1,032,656
37,940	*	AnaptysBio, Inc	550,889
63,628	*,e	Anavex Life Sciences Corp	181,976
14,742	*	ANI Pharmaceuticals, Inc	914,004
20,833	*	Anika Therapeutics, Inc	856,445
88,004	*	Apellis Pharmaceuticals, Inc	3,617,844
10,067	*	Applied Therapeutics, Inc	528,215
10,177	*	Aprea Therapeutics, Inc	390,186
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,135	*	Arcus Biosciences, Inc	$431,405
83,344	*	Ardelyx, Inc	590,076
80,408	*	Arena Pharmaceuticals, Inc	3,673,842
147,050	*	Arrowhead Pharmaceuticals Inc	6,162,865
33,400	*	Arvinas, Inc	1,618,564
35,566	*	Assembly Biosciences, Inc	624,539
97,548	*	Assertio Therapeutics, Inc	104,376
79,539	*	Atara Biotherapeutics, Inc	1,052,301
111,107	*,e	Athenex, Inc	1,487,723
187,892	*,e	Athersys, Inc	255,533
10,109	*	Atreca, Inc	185,803
89,525	*	Avid Bioservices, Inc	591,760
32,836	*	Avrobio, Inc	713,526
12,813	*	Axcella Health, Inc	62,015
40,576	*,e	Axsome Therapeutics, Inc	3,522,808
21,077	*	Beyondspring Inc	319,106
233,729	*	BioCryst Pharmaceuticals, Inc	666,128
139,369	*	BioDelivery Sciences International, Inc	731,687
62,357	*	Biohaven Pharmaceutical Holding Co Ltd	3,023,691
8,989	*	Biospecifics Technologies Corp	531,070
14,997	*	Bioxcel Therapeutics Inc	248,500
84,627	*	Blueprint Medicines Corp	5,369,583
37,742	*,e	Bridgebio Pharma, Inc	1,301,722
10,357	*	Cabaletta Bio, Inc	170,166
83,395	*	Calithera Biosciences, Inc	500,370
15,410	*,e	Calyxt, Inc	85,834
61,401	*,e	Cara Therapeutics, Inc	988,556
66,886	*	CareDx, Inc	1,615,966
73,710	*,e	CASI Pharmaceuticals, Inc	210,073
5,717	*	Castle Biosciences, Inc	176,312
161,726	*	Catalyst Pharmaceuticals, Inc	664,694
14,057	*,e	cbdMD Inc	14,619
7,093	*	Celcuity, Inc	78,307
19,312	*,e	Cellular Biomedicine Group, Inc	329,270
48,007	*,e	CEL-SCI Corp	626,011
31,823	*,e	Cerecor Inc	125,701
34,284	*	Checkpoint Therapeutics Inc	62,054
64,153	*	ChemoCentryx, Inc	2,721,370
56,870	*	Chiasma, Inc	268,426
79,263	*	Chimerix, Inc	130,784
67,801	*,e	ChromaDex Corp	299,002
80,861	*,e	Clovis Oncology, Inc	670,338
86,627	*	Codexis, Inc	1,358,311
99,461	*	Coherus Biosciences, Inc	1,794,276
51,138	*	Collegium Pharmaceutical, Inc	1,028,641
30,717	*	Concert Pharmaceuticals, Inc	328,058
24,851	*	Constellation Pharmaceuticals, Inc	821,077
100,044	*,e	Corbus Pharmaceuticals Holdings, Inc	647,285
149,315	*	Corcept Therapeutics, Inc	1,891,821
38,815	*,†,e	Corium International, Inc	6,987
49,194	*,e	CorMedix Inc	312,382
17,910	*	Cortexyme Inc	841,591
16,334	*,e	Crinetics Pharmaceuticals, Inc	350,854
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

31,003	*	Cue Biopharma, Inc	$470,316
101,842	*	Cymabay Therapeutics, Inc	156,837
88,330	*	Cytokinetics, Inc	1,086,459
69,831	*	CytomX Therapeutics, Inc	518,146
31,076	*	Deciphera Pharmaceuticals, Inc	1,946,290
74,463	*,e	Denali Therapeutics, Inc	1,724,563
74,597	*	Dermira, Inc	1,413,613
83,448	*	Dicerna Pharmaceuticals, Inc	1,647,681
131,659	*,e	Dynavax Technologies Corp	664,878
13,702	*	Eagle Pharmaceuticals, Inc	737,442
81,418	*,e	Editas Medicine, Inc	2,151,878
17,499	*,e	Eidos Therapeutics, Inc	932,347
34,704	*	Eiger BioPharmaceuticals, Inc	428,941
39,692	*,e	Eloxx Pharmaceuticals, Inc	152,020
72,314	*	Emergent Biosolutions, Inc	3,983,778
26,401	*	Enanta Pharmaceuticals, Inc	1,360,708
362,197	*	Endo International plc	2,053,657
21,950	*,e	Enochian Biosciences Inc	97,238
121,617	*	Epizyme, Inc	2,545,444
40,558	*	Esperion Thereapeutics, Inc	2,193,377
18,447	*,e	Evelo Biosciences, Inc	108,284
21,041	*,e	Evofem Biosciences Inc	104,153
33,511	*,e	Evolus, Inc	342,818
91,958	*,e	EyePoint Pharmaceuticals Inc	171,961
95,491	*	Fate Therapeutics, Inc	2,421,652
122,782	*	FibroGen, Inc	5,138,427
49,519	*	Five Prime Therapeutics, Inc	233,730
51,341	*,e	Flexion Therapeutics, Inc	899,494
109,756	*	Fluidigm Corp	421,463
35,085	*	Forty Seven, Inc	1,293,584
9,072	*,e	Frequency Therapeutics, Inc	216,912
7,201	*	Fulcrum Therapeutics, Inc	124,145
56,412	*,e	G1 Therapeutics, Inc	1,092,136
72,382	*,e	Galectin Therapeutics, Inc	190,365
2,704	*	Galera Therapeutics, Inc	40,127
290,699	*,e	Geron Corp	380,816
91,191	*	Global Blood Therapeutics, Inc	5,951,125
53,355	*	GlycoMimetics, Inc	228,359
69,907	*	Gossamer Bio, Inc	928,365
45,783	*,e	Gritstone Oncology, Inc	405,637
222,230	*	Halozyme Therapeutics, Inc	4,217,925
15,106	*,e	Harpoon Therapeutics, Inc	200,759
132,284	*	Heron Therapeutics, Inc	2,759,444
40,892	*	Homology Medicines, Inc	639,960
10,993	*,e	Hookipa Pharma, Inc	131,916
7,818	*	IGM Biosciences, Inc	265,734
224,549	*	Immunogen, Inc	1,060,994
275,982	*	Immunomedics, Inc	5,124,986
101,903	*	Innoviva, Inc	1,406,771
141,230	*,e	Inovio Pharmaceuticals, Inc	639,772
141,618	*,e	Insmed, Inc	2,908,834
58,690	*,e	Intellia Therapeutics, Inc	698,998
39,981	*	Intercept Pharmaceuticals, Inc	3,694,644
47,082	*	Intersect ENT, Inc	1,216,599
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

71,831	*	Intra-Cellular Therapies, Inc	$1,629,845
139,651	*,e	Invitae Corp	2,604,491
184,383	*	Iovance Biotherapeutics, Inc	4,008,486
244,119	*	Ironwood Pharmaceuticals, Inc	2,948,958
27,816	*	Jounce Therapeutics, Inc	174,963
246,609	*,e	Kadmon Holdings, Inc	1,131,935
41,971	*,e	Kala Pharmaceuticals, Inc	250,147
7,550	*,e	Kaleido Biosciences Inc	64,779
22,664	*	KalVista Pharmaceuticals Inc	346,759
7,096	*,e	Karuna Therapeutics, Inc	673,481
96,467	*	Karyopharm Therapeutics, Inc	1,557,942
27,185	*	Kezar Life Sciences, Inc	83,458
55,463	*	Kindred Biosciences, Inc	484,192
21,759	*	Kiniksa Pharmaceuticals Ltd	320,075
37,098	*	Kodiak Sciences, Inc	2,265,575
17,706	*	Krystal Biotech Inc	925,316
52,915	*	Kura Oncology, Inc	621,222
34,955	*,e	La Jolla Pharmaceutical Co	239,442
54,608	*,e	Lannett Co, Inc	444,509
71,355	*,e	Lexicon Pharmaceuticals, Inc	220,487
26,948	*,e	Ligand Pharmaceuticals, Inc (Class B)	2,366,304
188,236	*,e	Lineage Cell Therapeutics, Inc	193,883
19,940	*	Liquidia Technologies, Inc	115,851
17,202	*,e	LogicBio Therapeutics, Inc	169,784
66,937		Luminex Corp	1,518,466
79,406	*	MacroGenics, Inc	734,505
12,568	*	Madrigal Pharmaceuticals, Inc	1,043,395
29,883	*	Magenta Therapeutics, Inc	355,010
132,468	*,e	Mallinckrodt plc	608,028
320,933	*,e	MannKind Corp	471,772
79,933	*	Marinus Pharmaceuticals, Inc	162,264
40,098	*,e	Marker Therapeutics Inc	103,854
60,863	*,e	MediciNova, Inc	352,397
43,265	*	Medpace Holdings, Inc	3,701,321
101,175	*	MEI Pharma, Inc	231,691
30,666	*	MeiraGTx Holdings plc	555,361
23,021	*	Menlo Therapeutics, Inc	105,897
65,654	*	Mersana Therapeutics, Inc	443,164
14,011	*	Millendo Therapeutics Inc	111,247
45,243	*	Minerva Neurosciences, Inc	367,826
43,123	*	Mirati Therapeutics, Inc	3,744,370
4,219	*,e	Mirum Pharmaceuticals, Inc	66,344
25,240	*	Molecular Templates, Inc	377,086
154,848	*	Momenta Pharmaceuticals, Inc	4,493,689
7,671	*,e	Morphic Holding, Inc	154,187
42,193	*,e	Mustang Bio, Inc	154,848
70,394	*	MyoKardia, Inc	4,788,904
113,090	*	Myriad Genetics, Inc	3,126,938
51,619	*	NanoString Technologies, Inc	1,402,488
98,062	*	Natera, Inc	3,433,151
151,066	*	NeoGenomics, Inc	4,868,857
20,227	*,e	Neon Therapeutics, Inc	27,306
22,156	*	NextCure Inc	947,169
256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,455	*,e	NGM Biopharmaceuticals Inc	$621,817
39,537	*,e	Novavax, Inc	301,272
67,276	*,e	Ocular Therapeutix, Inc	293,323
18,111	*	Odonate Therapeutics, Inc	528,841
79,188	*,e	Omeros Corp	1,010,439
31,968	*,e	Oncocyte Corp	83,436
623,446	*,e	Opko Health, Inc	903,997
37,078	*,e	Optinose, Inc	290,321
15,648	*	Organogenesis Holdings Inc	69,947
8,892	*	Oyster Point Pharma, Inc	280,098
218,099	*	Pacific Biosciences of California, Inc	1,018,522
63,820	*	Pacira BioSciences Inc	2,758,300
300,640	*,e	Palatin Technologies, Inc	196,047
50,229	*	Paratek Pharmaceuticals, Inc	168,769
175,964	*	PDL BioPharma, Inc	578,922
13,758	*	Personalis, Inc	150,237
51,378	*	Pfenex, Inc	550,772
20,302	*,e	PhaseBio Pharmaceuticals Inc	101,104
17,030	*	Phathom Pharmaceuticals, Inc	568,291
30,377		Phibro Animal Health Corp	720,542
79,763	*	Pieris Pharmaceuticals, Inc	295,123
28,785	*,e	PolarityTE, Inc	89,233
118,514	*	Portola Pharmaceuticals, Inc	1,515,794
56,601	*	Precision BioSciences Inc	457,902
79,521	*	Prestige Consumer Healthcare, Inc.	3,225,372
11,505	*	Prevail Therapeutics, Inc	217,444
28,961	*	Principia Biopharma, Inc	1,524,797
140,951	*	Progenics Pharmaceuticals, Inc	628,641
29,237	*	Protagonist Therapeutics, Inc	220,739
66,223	*	Prothena Corp plc	805,934
95,014	*	PTC Therapeutics, Inc	4,893,221
46,623	*	Puma Biotechnology, Inc	366,457
20,044	*	Quanterix Corp	543,393
55,541	*	Ra Pharmaceuticals, Inc	2,603,207
70,335	*	Radius Health, Inc	1,235,083
2,486	*	RAPT Therapeutics, Inc	110,105
35,218	*	Reata Pharmaceuticals, Inc	7,705,346
33,909	*	Recro Pharma, Inc	559,159
53,142	*	REGENXBIO, Inc	2,313,271
82,185	*	Repligen Corp	8,250,552
23,131	*	Replimune Group, Inc	367,783
62,181	*	Retrophin, Inc	961,318
71,741	*	Revance Therapeutics, Inc	1,604,846
46,189	*	Rhythm Pharmaceuticals, Inc	810,155
262,827	*	Rigel Pharmaceuticals, Inc	593,989
48,156	*,e	Rocket Pharmaceuticals, Inc	986,235
55,052	*,e	Rubius Therapeutics, Inc	429,406
185,697	*	Sangamo Therapeutics Inc	1,361,159
7,019	*	Satsuma Pharmaceuticals, Inc	173,510
26,891	*,e	Scholar Rock Holding Corp	330,490
69,281	*,e	Seres Therapeutics, Inc	225,856
98,556	*	SIGA Technologies, Inc	507,563
31,959	*,e	Solid Biosciences, Inc	107,063
212,919	*,e	Sorrento Therapeutics, Inc	815,480
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

176,688	*	Spectrum Pharmaceuticals, Inc	$447,021
15,205	*	Spero Therapeutics, Inc	140,038
16,443	*	SpringWorks Therapeutics, Inc	517,626
72,140	*	Stemline Therapeutics, Inc	478,288
14,115	*,e	Stoke Therapeutics, Inc	394,655
53,894	*	Strongbridge Biopharma plc	158,179
76,912	*	Supernus Pharmaceuticals, Inc	1,758,977
15,955	*	Sutro Biopharma, Inc	163,379
29,781	*	Syndax Pharmaceuticals, Inc	279,346
98,857	*	Syneos Health, Inc	6,065,866
27,221	*	Synlogic, Inc	72,952
63,075	*	Syros Pharmaceuticals, Inc	445,309
18,096	*	TCR2 Therapeutics Inc	265,649
135,948	*,e	TG Therapeutics, Inc	1,931,821
349,656	*,e	TherapeuticsMD, Inc	786,726
70,263	*,e	Theravance Biopharma, Inc	1,958,932
59,381	*	Translate Bio, Inc	425,762
34,996	*	Tricida, Inc	1,233,959
43,566	*	Turning Point Therapeutics Inc	2,548,611
33,969	*	Twist Bioscience Corp	843,790
91,734	*,e	Tyme Technologies, Inc	128,428
85,616	*	Ultragenyx Pharmaceutical, Inc	4,499,121
40,583	*,e	UNITY Biotechnology, Inc	239,440
30,333	*,e	UroGen Pharma Ltd	892,094
80,440	*	Vanda Pharmaceuticals, Inc	1,025,610
243,521	*,e	VBI Vaccines, Inc	333,624
75,766	*	Veracyte, Inc	1,988,858
73,013	*	Vericel Corp	1,197,413
20,309	*	Verrica Pharmaceuticals, Inc	294,684
8,607	*	Viela Bio, Inc	338,685
99,463	*,e	Viking Therapeutics, Inc	624,628
11,340	*,e	Vir Biotechnology, Inc	301,984
39,696	*	Voyager Therapeutics, Inc	437,847
34,617	*,e	WaVe Life Sciences Ltd	245,781
18,379	*	X4 Pharmaceuticals, Inc	152,546
32,942	*	XBiotech, Inc	738,230
73,791	*	Xencor, Inc	2,504,467
42,253	*	Xeris Pharmaceuticals, Inc	269,152
37,215	*	Y-mAbs Therapeutics, Inc	1,227,723
252,928	*,e	ZIOPHARM Oncology, Inc	996,536
68,460	*	Zogenix, Inc	3,448,330
42,296	*,e	Zynerba Pharmaceuticals, Inc	213,172
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	329,379,769

REAL ESTATE - 8.0%
135,669		Acadia Realty Trust	3,367,305
65,684		Agree Realty Corp	4,987,386
108,583		Alexander & Baldwin, Inc	2,373,624
3,541		Alexander’s, Inc	1,142,610
8,715	*,e	Altisource Portfolio Solutions S.A.	162,099
76,269		American Assets Trust, Inc	3,474,816
172,266		American Finance Trust, Inc	2,234,290
2,523	*	American Realty Investors, Inc	37,088
258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

85,326		Armada Hoffler Properties, Inc	$1,564,879
156,348		Ashford Hospitality Trust, Inc	384,616
37,356		Bluerock Residential Growth REIT, Inc	431,088
46,809		BraeMar Hotels & Resorts, Inc	373,536
15,931		Brt Realty Trust	274,491
152,541		CareTrust REIT, Inc	3,383,359
75,750		CatchMark Timber Trust, Inc	777,195
260,852		CBL & Associates Properties, Inc	219,116
133,565		Cedar Realty Trust, Inc	347,269
75,918		Chatham Lodging Trust	1,241,259
1,977		CIM Commercial Trust Corp	30,762
84,193		City Office REIT, Inc	1,138,289
25,117		Clipper Realty, Inc	267,747
30,141		Community Healthcare Trust, Inc	1,421,751
7,619		Consolidated-Tomoka Land Co	483,502
185,682		CoreCivic, Inc	2,961,628
20,231		CorEnergy Infrastructure Trust, Inc	922,534
62,746		CorePoint Lodging, Inc	574,126
177,290	*	Cushman & Wakefield plc	3,407,514
312,200		DiamondRock Hospitality Co	3,018,974
370,125		Diversified Healthcare Trust	2,857,365
116,878		Easterly Government Properties, Inc	2,829,616
59,529		EastGroup Properties, Inc	8,100,111
126,981		Essential Properties Realty Trust, Inc	3,505,945
34,485	*,e	eXp World Holdings Inc	380,714
39,521		Farmland Partners, Inc	256,096
198,189		First Industrial Realty Trust, Inc	8,462,670
20,659	*	Forestar Group, Inc	418,758
107,184		Four Corners Property Trust, Inc	3,246,603
161,809		Franklin Street Properties Corp	1,229,748
81,844		Front Yard Residential Corp	878,186
12,258	*	FRP Holdings, Inc	580,294
191,486		Geo Group, Inc	3,025,479
53,510		Getty Realty Corp	1,686,635
50,145		Gladstone Commercial Corp	1,069,091
32,090		Gladstone Land Corp	424,551
45,824		Global Medical REIT, Inc	669,030
141,651		Global Net Lease, Inc	2,936,425
765		Griffin Land & Nurseries, Inc (Class A)	30,983
100,785		Hannon Armstrong Sustainable Infrastructure Capital, Inc	3,435,761
208,324		Healthcare Realty Trust, Inc	7,512,164
55,488		Hersha Hospitality Trust	719,679
142,238		Independence Realty Trust, Inc	2,086,631
102,090		Industrial Logistics Properties Trust	2,336,840
17,588		Innovative Industrial Properties, Inc	1,574,126
18,419		Investors Real Estate Trust	1,357,480
91,415		iStar Inc	1,331,002
36,753		Jernigan Capital, Inc	734,693
193,434		Kennedy-Wilson Holdings, Inc	4,170,437
131,896		Kite Realty Group Trust	2,268,611
380,172		Lexington Realty Trust	4,208,504
61,939		LTC Properties, Inc	2,859,104
137,613		Mack-Cali Realty Corp	3,021,982
36,275	*	Marcus & Millichap, Inc	1,284,135
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,422	*	Maui Land & Pineapple Co, Inc	$77,560
149,351		Monmouth Real Estate Investment Corp (Class A)	2,185,005
67,388		National Health Investors, Inc	5,686,199
94,181		National Storage Affiliates Trust	3,216,281
125,991		New Senior Investment Group, Inc	960,051
225,008		Newmark Group, Inc	2,648,344
30,380		NexPoint Residential Trust, Inc	1,482,544
74,907		Office Properties Income Trust	2,549,085
27,174		One Liberty Properties, Inc	742,937
204,891		Pebblebrook Hotel Trust	4,860,015
104,176		Pennsylvania REIT	410,453
300,166		Physicians Realty Trust	5,808,212
198,620		Piedmont Office Realty Trust, Inc	4,605,998
103,912		PotlatchDeltic Corp	4,468,216
68,917		Preferred Apartment Communities, Inc	811,842
31,520		PS Business Parks, Inc	5,281,491
90,576		QTS Realty Trust, Inc	5,151,963
15,577	*	Rafael Holdings, Inc	315,279
29,328		Re/Max Holdings, Inc	1,122,676
182,581	e	Realogy Holdings Corp	1,933,533
143,593	*	Redfin Corp	3,493,618
180,694		Retail Opportunities Investment Corp	2,994,100
25,707		Retail Value, Inc	844,989
174,742		Rexford Industrial Realty, Inc	8,420,817
266,228		RLJ Lodging Trust	4,142,508
24,737		RMR Group, Inc	1,139,634
125,106		RPT Realty	1,745,229
72,217		Ryman Hospitality Properties	6,140,612
303,985		Sabra Healthcare REIT, Inc	6,535,678
18,787		Safehold, Inc	844,664
19,476		Saul Centers, Inc	961,725
53,389		Seritage Growth Properties	1,960,444
55,736	*	St. Joe Co	1,171,013
210,074		STAG Industrial, Inc	6,772,786
6,939	*	Stratus Properties, Inc	206,435
167,121		Summit Hotel Properties, Inc	1,853,372
353,226		Sunstone Hotel Investors, Inc	4,478,906
140,639		Tanger Factory Outlet Centers, Inc	2,057,549
33,992	*	Tejon Ranch Co	547,271
104,281		Terreno Realty Corp	5,971,130
1,971	*	Transcontinental Realty Investors, Inc	63,565
57,015		UMH Properties, Inc	900,837
291,410		Uniti Group, Inc	1,844,625
20,258		Universal Health Realty Income Trust	2,498,824
180,497		Urban Edge Properties	3,319,340
46,353		Urstadt Biddle Properties, Inc (Class A)	1,050,823
280,415		Washington Prime Group, Inc	844,049
126,621		Washington REIT	3,854,343
63,559		Whitestone REIT	832,623
179,242		Xenia Hotels & Resorts, Inc	3,350,033
		TOTAL REAL ESTATE	257,651,528
260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

RETAILING - 3.1%
43,256	*	1-800-FLOWERS.COM, Inc (Class A)	$657,059
107,651		Aaron’s, Inc	6,390,163
98,175		Abercrombie & Fitch Co (Class A)	1,606,143
249,790		American Eagle Outfitters, Inc	3,596,976
9,444	*	America’s Car-Mart, Inc	1,036,762
30,111	*	Asbury Automotive Group, Inc	2,904,206
12,621	*,e	Ascena Retail Group, Inc	55,532
71,585	*,e	At Home Group, Inc	405,171
59,875	*	Barnes & Noble Education, Inc	205,970
194,523	e	Bed Bath & Beyond, Inc	2,771,953
63,927		Big Lots, Inc	1,729,865
175,511	*	BJ’s Wholesale Club Holdings, Inc	3,601,486
44,730	*	Boot Barn Holdings, Inc	1,877,318
46,481	e	Buckle, Inc	1,134,601
62,752		Caleres, Inc	1,101,298
52,455	e	Camping World Holdings, Inc	816,724
34,827		Cato Corp (Class A)	558,625
196,173		Chico’s FAS, Inc	763,113
24,114	e	Children’s Place, Inc	1,438,882
19,470		Citi Trends, Inc	453,456
31,774	*	Conn’s, Inc	278,340
25,906	*,e	Container Store Group, Inc	104,660
72,132		Core-Mark Holding Co, Inc	1,690,774
95,277		Designer Brands, Inc	1,356,744
15,599	e	Dillard’s, Inc (Class A)	947,171
14,643	*,e	Duluth Holdings, Inc	123,733
98,715	*	Express Parent LLC	395,847
35,155	*,e	Funko, Inc	528,380
13,734	*,e	Gaia, Inc	116,190
139,214	e	GameStop Corp (Class A)	534,582
22,864	*	Genesco, Inc	899,012
124,364	*,e	GNC Holdings, Inc	266,139
9,200	*,e	Greenlane Holdings Inc	22,448
28,001		Group 1 Automotive, Inc	2,821,661
706,365	*	Groupon, Inc	2,034,331
72,399		Guess?, Inc	1,541,375
29,621		Haverty Furniture Cos, Inc	596,271
29,889	*	Hibbett Sports, Inc	740,649
60,141	*	Hudson Ltd	659,747
28,393	e	J. Jill, Inc	33,788
473,339	*,e	JC Penney Co, Inc	352,638
16,611	*	Lands’ End, Inc	193,518
19,936	*	Leaf Group Ltd	69,577
42,662	*	Liquidity Services, Inc	226,962
35,308		Lithia Motors, Inc (Class A)	4,789,177
42,818	*,e	Lumber Liquidators, Inc	325,845
35,468	*	MarineMax, Inc	706,877
135,241	*,e	Michaels Cos, Inc	666,738
51,265		Monro Muffler, Inc	3,214,316
45,866	*	Murphy USA, Inc	4,686,129
125,471	*	National Vision Holdings, Inc	4,281,071
846,180		Office Depot, Inc	1,878,520
43,653	*	Overstock.com, Inc	354,462
31,037	e	PetMed Express, Inc	782,443
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

117,429	*	Quotient Technology, Inc	$1,182,510
27,028	*,e	RealReal, Inc	391,095
78,439		Rent-A-Center, Inc	2,284,928
26,020	*,e	RH	5,431,675
34,610	*	RTW RetailWinds, Inc	13,654
79,776	*	Rubicon Project, Inc	746,703
190,246	*	Sally Beauty Holdings, Inc	2,920,276
15,430	e	Shoe Carnival, Inc	553,320
31,017		Shutterstock, Inc	1,343,967
83,053		Signet Jewelers Ltd	2,019,018
43,983	*	Sleep Number Corp	2,269,083
38,707		Sonic Automotive, Inc (Class A)	1,224,302
71,181	*	Sportsman’s Warehouse Holdings, Inc	461,253
25,830	*	Stamps.com, Inc	1,924,077
64,991	*,e	Stitch Fix Inc	1,488,294
90,277	e	Tailored Brands, Inc	359,302
34,679		Tilly’s, Inc	294,772
10,612		Weyco Group, Inc	240,362
3,882		Winmark Corp	772,402
31,714	*	Zumiez, Inc	988,525
		TOTAL RETAILING	98,234,936

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
59,709	*	Acacia Communications, Inc	4,093,052
46,830	*,e	Adesto Technologies Corp	332,493
59,430	*	Advanced Energy Industries, Inc	4,156,534
31,310	*	Alpha & Omega Semiconductor Ltd	381,669
50,244	*	Ambarella, Inc	2,971,430
159,675	*	Amkor Technology, Inc	1,796,344
52,191	*	Axcelis Technologies, Inc	1,260,413
54,840	*	AXT, Inc	213,876
111,371		Brooks Automation, Inc	4,241,008
45,728		Cabot Microelectronics Corp	6,653,881
34,851	*	Ceva, Inc	953,175
16	*,†	China Energy Savings Technology, Inc	0
91,401	*	Cirrus Logic, Inc	7,020,511
64,006		Cohu, Inc	1,431,814
64,081	*	Diodes, Inc	3,309,143
32,154	*	DSP Group, Inc	464,947
144,886	*,e	Enphase Energy, Inc	4,566,807
119,739	*	Formfactor, Inc	3,030,594
22,634	*	GSI Technology, Inc	183,562
33,890	*	Ichor Holdings Ltd	1,131,587
27,514	*,e	Impinj, Inc	885,400
70,670	*	Inphi Corp	5,368,093
198,646	*	Lattice Semiconductor Corp	3,694,816
73,211	*	MACOM Technology Solutions Holdings, Inc	2,080,657
106,227	*	MaxLinear, Inc	2,070,364
75,858	*	Nanometrics, Inc	2,878,053
59,275	*	NeoPhotonics Corp Ltd	452,268
7,226		NVE Corp	530,099
45,883	*	PDF Solutions, Inc	723,116
103,759	*	Photronics, Inc	1,326,040
262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

44,679		Power Integrations, Inc	$4,363,798
172,890	*	Rambus, Inc	2,743,764
104,859	*	Semtech Corp	5,053,155
67,332	*	Silicon Laboratories, Inc	6,619,409
23,086	*	SMART Global Holdings, Inc	696,274
101,668	*,e	SunPower Corp	866,211
64,649	*	Ultra Clean Holdings	1,487,573
74,200	*	Veeco Instruments, Inc	946,050
78,664		Xperi Corp	1,265,704
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	92,243,684

SOFTWARE & SERVICES - 7.1%
150,200	*	8x8, Inc	2,796,724
77,698	*	A10 Networks, Inc	529,123
180,491	*	ACI Worldwide, Inc	6,217,915
57,519	*	Alarm.com Holdings, Inc	2,526,810
63,833	*	Altair Engineering, Inc	2,358,629
48,335	*	American Software, Inc (Class A)	721,642
25,027	*	Appfolio, Inc	3,289,549
53,622	*,e	Appian Corp	2,736,867
177,468	*	Avaya Holdings Corp	2,266,266
47,267	*	Benefitfocus, Inc	874,440
76,525		Blackbaud, Inc	5,994,203
68,203	*	Blackline, Inc	4,171,978
68,712	*	Bottomline Technologies, Inc	3,682,963
226,938	*	Box, Inc	3,410,878
55,769	*	Brightcove, Inc	482,960
59,310	*	Cardtronics plc	2,668,950
23,159		Cass Information Systems, Inc	1,251,049
42,871	*	ChannelAdvisor Corp	401,273
385,339	*,e	Cloudera, Inc	3,965,138
64,209	*	Commvault Systems, Inc	2,890,689
265,681	*	Conduent, Inc	1,137,115
89,473	*	Cornerstone OnDemand, Inc	5,261,012
51,075		CSG Systems International, Inc	2,544,557
18,172	*,e	Digimarc Corp	568,965
127,701	*	Digital Turbine, Inc	796,854
27,462	*	Domo, Inc	665,130
36,837	e	Ebix, Inc	1,268,298
38,682	*	eGain Corp	278,510
107,739	*	Endurance International Group Holdings, Inc	508,528
75,998	*	Envestnet, Inc	5,993,962
52,644	*	Everbridge, Inc	4,771,652
110,893	*	Everi Holdings, Inc	1,386,163
94,771		EVERTEC, Inc	3,181,463
54,706	*	Evo Payments, Inc	1,515,903
53,028	*	ExlService Holdings, Inc	3,876,877
94,769	*	Five9, Inc	6,797,780
67,430	*	ForeScout Technologies, Inc	1,922,429
53,219	*,e	GTT Communications, Inc	630,645
61,435	*,e	GTY Technology Holdings Inc	384,583
42,860		Hackett Group, Inc	662,401
22,360	*	I3 Verticals, Inc	722,004
75,869	*,e	Ideanomics Inc	44,603
263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

40,842	*	Information Services Group, Inc	$110,273
13,185	*	Inspired Entertainment, Inc	77,264
53,754	*	Instructure, Inc	2,625,345
12,618	*	Intelligent Systems Corp	535,634
28,669	*	International Money Express Inc	303,318
73,075		j2 Global, Inc	7,004,970
223,010		KBR, Inc	6,065,872
177,886	*	Limelight Networks, Inc	887,651
97,554	*	Liveperson, Inc	4,000,690
105,572	*	LiveRamp Holdings, Inc	4,248,217
7,084	*	Majesco	49,376
42,047		Mantech International Corp (Class A)	3,375,533
100,483		MAXIMUS, Inc	7,209,655
13,155	*	MicroStrategy, Inc (Class A)	1,999,955
60,888	*	Mitek Systems, Inc	594,267
154,210	*	MobileIron, Inc	735,582
51,300	*	Model N, Inc	1,600,047
102,055		NIC, Inc	2,013,545
55,031	*	OneSpan, Inc	914,615
50,403	*,e	Paysign Inc	440,522
48,995	*	Perficient, Inc	2,435,052
220,222		Perspecta, Inc	6,181,632
21,763	*	Ping Identity Holding Corp	527,753
25,179	*	PRGX Global, Inc	99,709
9,815	*	Priority Technology Holdings Inc	29,347
70,326		Progress Software Corp	3,173,812
52,506	*	PROS Holdings, Inc	3,150,360
69,064	*	Q2 Holdings, Inc	6,021,690
17,894		QAD, Inc (Class A)	920,646
53,369	*	Qualys, Inc	4,575,858
77,668	*	Rapid7, Inc	4,611,926
28,934	*	Rimini Street, Inc	144,670
134,249	*	SailPoint Technologies Holding, Inc	3,368,307
91,113		Science Applications International Corp	7,996,988
13,818	*,e	SecureWorks Corp	217,357
12,703	*,e	SharpSpring Inc	157,009
12,193	*,e	ShotSpotter, Inc	334,698
55,697	*	SPS Commerce, Inc	3,165,261
24,068	*	StarTek, Inc	183,639
139,247	*	SVMK, Inc	2,457,710
61,401	*	Sykes Enterprises, Inc	2,062,460
66,902	*,e	Synchronoss Technologies, Inc	365,620
76,295	*	Telaria, Inc	774,394
46,568	*	TeleNav, Inc	209,090
61,392	*	Tenable Holdings, Inc	1,672,932
196,730		TiVo Corp	1,432,194
22,946	*,e	TransEnterix, Inc	31,207
23,201		TTEC Holdings, Inc	921,544
15,769	*,e	Tucows, Inc	950,082
80,649	*	Unisys Corp	783,102
35,236	*	Upland Software, Inc	1,375,614
92,184	*	Upwork, Inc	846,249
46,220	*	Varonis Systems, Inc	3,866,765
264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

105,149	*	Verint Systems, Inc	$6,098,642
201,030	*	Verra Mobility Corp	3,202,408
97,268	*,e	VirnetX Holding Corp	369,618
45,827	*	Virtusa Corp	1,908,236
57,140	*	Workiva, Inc	2,599,299
151,765	*,e	Yext, Inc	2,267,369
84,143	*	Zix Corp	567,965
143,000	*	Zuora Inc	2,109,250
		TOTAL SOFTWARE & SERVICES	227,117,275

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
187,423	*	3D Systems Corp	2,041,037
71,769		Adtran, Inc	649,510
33,507	*	Agilysys, Inc	1,088,978
13,711	*	Airgain Inc	129,569
37,236	*	Akoustis Technologies, Inc	273,685
47,157	*	Anixter International, Inc	4,602,523
29,029	*,e	Applied Optoelectronics, Inc	328,028
116,102	*	Arlo Technologies, Inc	495,756
10,126		AstroNova Inc	125,967
49,454	*	Avid Technology, Inc	415,661
74,449		AVX Corp	1,509,081
45,131		Badger Meter, Inc	2,665,437
16,948		Bel Fuse, Inc (Class B)	293,539
60,875		Belden CDT, Inc	2,999,311
56,929		Benchmark Electronics, Inc	1,752,275
48,216	*	CalAmp Corp	463,838
72,040	*	Calix, Inc	659,886
6,912	*	Cambium Networks Corp	47,762
51,230	*	Casa Systems, Inc	205,432
13,438	*	Clearfield, Inc	170,931
6,864	*,e	Coda Octopus Group Inc	43,175
37,774		Comtech Telecommunications Corp	1,092,046
50,378		CTS Corp	1,476,579
57,046		Daktronics, Inc	336,571
14,435	*	DASAN Zhone Solutions, Inc	127,894
122,868	*	Diebold, Inc	1,414,211
44,282	*	Digi International, Inc	699,434
21,228	*	ePlus, Inc	1,692,296
189,547	*	Extreme Networks, Inc	1,118,327
57,181	*	Fabrinet	3,604,690
27,379	*	FARO Technologies, Inc	1,414,399
361,469	*	Fitbit, Inc	2,356,778
139,670	*	Harmonic, Inc	982,578
140,299	*	II-VI, Inc	4,721,061
49,931	*	Immersion Corp	365,495
290,138	*,e	Infinera Corp	2,138,317
78,010	*,e	Inseego Corp	523,447
54,915	*	Insight Enterprises, Inc	3,617,251
48,386		InterDigital, Inc	2,673,327
62,078	*	Iteris, Inc	314,115
54,295	*	Itron, Inc	4,438,616
90,074		Kemet Corp	2,345,527
37,128	*	Kimball Electronics, Inc	600,731
265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

129,652	*	Knowles Corp	$2,558,034
26,501	*	KVH Industries, Inc	272,695
122,587	*	Lumentum Holdings, Inc	9,288,417
57,408		Methode Electronics, Inc	1,880,112
28,715		MTS Systems Corp	1,455,563
17,629	*	Napco Security Technologies, Inc	518,293
49,043	*	Netgear, Inc	1,261,386
115,993	*	Netscout Systems, Inc	2,982,180
53,955	*	nLight, Inc	947,989
52,919	*	Novanta, Inc	4,801,341
26,918	*	OSI Systems, Inc	2,329,484
17,408	*,e	PAR Technology Corp	592,394
29,390		Park Aerospace Corp	454,663
18,531		PC Connection, Inc	923,585
52,622		Plantronics, Inc	1,511,304
45,861	*	Plexus Corp	3,261,634
88,050	*	Ribbon Communications, Inc	248,301
29,063	*	Rogers Corp	3,422,168
107,855	*	Sanmina Corp	3,434,103
41,603	*	Scansource, Inc	1,451,529
5,356	*	Sonim Technologies Inc	17,193
84,060	*,e	Stratasys Ltd	1,511,399
53,746	*	Synaptics, Inc	3,584,321
56,008	*	Tech Data Corp	8,061,791
9,148		Tessco Technologies, Inc	56,718
154,676	*	TTM Technologies, Inc	2,225,788
364,749	*	Viavi Solutions, Inc	5,142,961
210,784		Vishay Intertechnology, Inc	4,276,807
16,650	*	Vishay Precision Group, Inc	575,091
11,262	*,e	Wrap Technologies Inc	75,118
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	128,137,433

TELECOMMUNICATION SERVICES - 0.7%
17,114	*	Anterix, Inc	795,117
17,492		ATN International, Inc	1,012,262
24,889	*	Bandwidth Inc	1,766,123
67,313	*	Boingo Wireless, Inc	756,598
78,586	*	Cincinnati Bell, Inc	1,077,414
67,651		Cogent Communications Group, Inc	4,798,485
119,921	*	Consolidated Communications Holdings, Inc	579,218
83,795	*,e	Gogo, Inc	440,762
24,570	*	IDT Corp (Class B)	185,749
52,937	*,e	Intelsat S.A.	180,515
156,754	*	Iridium Communications, Inc	4,005,065
32,439	*	Ooma, Inc	425,924
112,232	*	ORBCOMM, Inc	402,913
75,244		Shenandoah Telecom Co	3,036,095
32,238		Spok Holdings, Inc	342,368
367,909	*	Vonage Holdings Corp	3,263,353
		TOTAL TELECOMMUNICATION SERVICES	23,067,961

TRANSPORTATION - 1.4%
93,166	*	Air Transport Services Group, Inc	1,953,691
266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,775		Allegiant Travel Co	$3,491,031
38,699		ArcBest Corp	863,375
35,356	*	Atlas Air Worldwide Holdings, Inc	790,207
90,631	*	Avis Budget Group, Inc	2,972,697
80,847		Costamare, Inc	641,117
20,146	*	Covenant Transportation Group, Inc	255,552
71,410	*,e	Daseke, Inc	216,729
73,053	*,e	Eagle Bulk Shipping, Inc	237,422
44,266	*	Echo Global Logistics, Inc	857,875
45,163		Forward Air Corp	2,955,918
23,712		Genco Shipping & Trading Ltd	186,613
73,390		Hawaiian Holdings, Inc	2,046,113
71,317		Heartland Express, Inc	1,332,915
163,960	*	Hertz Global Holdings, Inc	2,584,010
50,765	*	Hub Group, Inc (Class A)	2,683,946
62,660		Marten Transport Ltd	1,300,822
66,927		Matson, Inc	2,410,041
32,888	*	Mesa Air Group, Inc	280,864
2,702	*	PAM Transportation Services, Inc	144,314
13,273		Park-Ohio Holdings Corp	390,226
58,270	*	Radiant Logistics, Inc	281,444
4,050	*,e	Roadrunner Transportation Systems Inc	40,379
75,493	*	Safe Bulkers, Inc	98,141
40,951	*	Saia, Inc	3,566,832
87,732		Scorpio Bulkers, Inc	321,976
77,464		Skywest, Inc	4,273,689
107,331	*	Spirit Airlines, Inc	4,408,084
12,236		Universal Logistics Holdings Inc	206,788
38,752	*	US Xpress Enterprises, Inc	211,586
71,590		Werner Enterprises, Inc	2,638,807
71,109	*,e	YRC Worldwide, Inc	160,706
		TOTAL TRANSPORTATION	44,803,910

UTILITIES - 3.9%
82,116		Allete, Inc	6,855,044
57,428		American States Water Co	5,085,824
23,117	*	AquaVenture Holdings Ltd	624,159
11,791		Artesian Resources Corp	444,756
170,342	*	Atlantic Power Corp	407,117
106,463		Avista Corp	5,413,644
95,933		Black Hills Corp	7,965,317
28,915	*,e	Cadiz, Inc	262,982
76,842		California Water Service Group	4,038,815
25,145		Chesapeake Utilities Corp	2,419,200
53,852		Clearway Energy, Inc (Class A)	1,114,198
118,617		Clearway Energy, Inc (Class C)	2,511,122
21,845		Consolidated Water Co, Inc	373,768
63,896		El Paso Electric Co	4,350,679
27,792		Genie Energy Ltd	200,936
18,149		Global Water Resources, Inc	229,222
55,085		MGE Energy, Inc	4,402,944
24,844		Middlesex Water Co	1,621,319
139,246		New Jersey Resources Corp	5,753,645
47,827		Northwest Natural Holding Co	3,509,545
267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

79,673		NorthWestern Corp	$6,132,431
82,275		ONE Gas, Inc	7,774,988
63,238		Ormat Technologies, Inc	5,012,244
62,497		Otter Tail Corp	3,347,339
140,318		Pattern Energy Group, Inc	3,775,957
126,628		PNM Resources, Inc	6,867,036
141,220		Portland General Electric Co	8,685,030
19,960	*	Pure Cycle Corp	259,280
11,106		RGC Resources, Inc	281,204
41,455		SJW Corp	3,040,724
144,992		South Jersey Industries, Inc	4,465,754
85,972		Southwest Gas Holdings Inc	6,491,746
20,675	e	Spark Energy, Inc	196,206
78,996		Spire, Inc	6,660,943
21,010	*,e	Sunnova Energy International, Inc	285,316
125,018		TerraForm Power, Inc	2,261,576
23,988		Unitil Corp	1,479,820
21,565		York Water Co	1,021,318
		TOTAL UTILITIES	125,623,148

		TOTAL COMMON STOCKS	3,206,227,237
		(Cost $2,619,064,488)

RIGHTS / WARRANTS - 0.0%

MATERIALS - 0.0%
33,879	†	A Schulman, Inc	14,670
440,958	†	Pan American Silver Corp	291,032
		TOTAL MATERIALS	305,702

MEDIA & ENTERTAINMENT - 0.0%
122,474	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
5,149	†	Omthera Pharmaceuticals, Inc	3,089
9,351	†	Tobira Therapeutics, Inc	561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,650

		TOTAL RIGHTS / WARRANTS	309,352
		(Cost $146,711)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.8%

GOVERNMENT AGENCY DEBT - 0.0%
$570,000	Federal Home Loan Bank (FHLB)	1.500%	02/03/20	570,000
	TOTAL GOVERNMENT AGENCY DEBT			570,000
268

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.8%
123,118,244	c	State Street Navigator Securities Lending Government Money Market Portfolio	$123,118,244
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	123,118,244

		TOTAL SHORT-TERM INVESTMENTS	123,688,244
		(Cost $123,688,196)
		TOTAL INVESTMENTS - 103.7%	3,330,224,833
		(Cost $2,742,899,395)
		OTHER ASSETS & LIABILITIES, NET - (3.7)%	(119,808,743)
		NET ASSETS - 100.0%	$3,210,416,090

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing
	†	Security is categorized as Level 3 in the fair value hierarchy.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $149,387,873.

269

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.0%

INDIA - 0.0%
INR	775,560		Britannia Industries Ltd	8.000%	08/28/22	$11,240
			TOTAL INDIA			11,240

			TOTAL CORPORATE BONDS			11,240
			(Cost $11,037)

SHARES			COMPANY

COMMON STOCKS - 99.9%

ARGENTINA - 0.2%
	23,800		Banco Macro S.A. (ADR) (Class B)			729,946
	16,706	*	Globant S.A.			2,049,826
	43,300		Grupo Financiero Galicia S.A. (ADR) (Class B)			621,355
	47,900	e	Telecom Argentina S.A. (ADR) (Class B)			540,312
	85,200		YPF S.A. (ADR) (Class D)			800,028
			TOTAL ARGENTINA			4,741,467

BRAZIL - 7.0%
	2,277,297		AMBEV S.A.			9,491,840
	173,700		Atacadao Distribuicao Comercio e Industria Ltd			916,239
	101,975	*	B2W Companhia Global Do Varejo			1,695,377
	986,482		B3 SA-Brasil Bolsa Balcao			11,102,702
	571,595		Banco Bradesco S.A.			4,184,258
	1,930,614		Banco Bradesco S.A. (Preference)			14,826,950
	108,200		Banco BTG Pactual S.A.			1,894,877
	408,083		Banco do Brasil S.A.			4,625,309
	2,325,453		Banco Itau Holding Financeira S.A.			17,821,269
	192,774		Banco Santander Brasil S.A.			1,893,710
	325,148		BB Seguridade Participacoes S.A.			2,640,603
	361,339		BR Malls Participacoes S.A.			1,552,477
	100,115		Braskem S.A.			737,549
	281,605	*	BRF S.A.			2,008,834
	131,000		Centrais Eletricas Brasileiras S.A.			1,199,696
	122,192		Centrais Eletricas Brasileiras S.A. (Preference)			1,166,111
	76,957		Cia Brasileira de Distribuicao Grupo Pao de Acucar			1,528,861
	572,156		Cia de Concessoes Rodoviarias			2,436,867
	163,558		Cia de Saneamento Basico do Estado de Sao Paulo			2,329,668
270

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

454,991		Cia Energetica de Minas Gerais	$1,588,314
285,130		Cia Siderurgica Nacional S.A.	858,865
616,994		Cielo S.A.	1,018,575
697,849		Cogna Educacao	1,893,477
72,036		Cosan SA Industria e Comercio	1,340,604
330,179	*	Empresa Brasileira de Aeronautica S.A.	1,398,554
74,900		Energisa S.A.	964,889
100,825		Engie Brasil Energia S.A.	1,225,410
399,300		Equatorial Energia S.A.	2,222,788
519,875		Gerdau S.A. (Preference)	2,433,917
103,600	g	Hapvida Participacoes e Investimentos S.A.	1,453,148
179,982		Hypermarcas S.A.	1,494,877
2,112,532		Investimentos Itau S.A. - PR	6,343,614
333,743		IRB Brasil Resseguros S	3,493,602
520,864		JBS S.A.	3,354,371
338,633		Klabin S.A.	1,640,740
289,306		Localiza Rent A Car	3,622,912
3,138	*,h	Lojas Americanas S.A. (ADR)	20,187
348,171		Lojas Americanas S.A. (Preference)	2,239,787
374,539		Lojas Renner S.A.	5,024,346
345,340		Magazine Luiza S.A.	4,499,597
130,107		Multiplan Empreendimentos Imobiliarios S.A.	1,053,591
311,684		Natura & Co Holding S.A.	3,462,832
231,600		Notre Dame Intermedica Participacoes S.A.	3,796,908
332,527		Petrobras Distribuidora S.A.	2,236,206
1,453,616		Petroleo Brasileiro S.A.	10,301,510
2,044,368		Petroleo Brasileiro S.A. (Preference)	13,581,065
41,312		Porto Seguro S.A.	637,922
111,983		Raia Drogasil S.A.	3,248,150
519,727	*	Rumo S.A.	2,815,501
134,736		Sul America S.A.	1,982,060
257,584		Suzano Papel e Celulose S.A.	2,386,017
218,821		Telefonica Brasil S.A.	3,034,554
416,266		Tim Participacoes S.A.	1,628,089
346,460		Ultrapar Participacoes S.A.	2,043,520
1,518,959		Vale S.A.	17,829,839
401,217		Weg S.A.	3,692,141
		TOTAL BRAZIL	205,915,676

CHILE - 0.7%
1,519,194		Aguas Andinas S.A.	569,484
19,707,567		Banco de Chile	1,940,468
22,968		Banco de Credito e Inversiones	958,928
28,494,537		Banco Santander Chile S.A.	1,409,595
715,438		Centros Comerciales Sudamericanos S.A.	884,632
80,934		Cia Cervecerias Unidas S.A.	714,481
3,490,151		Colbun S.A.	508,063
57,650,745		Corpbanca S.A.	280,222
207,594		Embotelladora Andina S.A.	542,110
62,852	*	Empresa Nacional de Telecomunicaciones S.A.	412,160
538,915		Empresas CMPC S.A.	1,235,358
187,488		Empresas COPEC S.A.	1,672,594
13,069,567		Enersis Chile S.A.	1,239,510
17,922,978		Enersis S.A.	3,527,264
271

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

133,653		Lan Airlines S.A.	$1,109,902
378,672		SACI Falabella	1,484,671
56,471		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,574,826
		TOTAL CHILE	20,064,268

CHINA - 32.2%
42,600		360 Security Technology, Inc	147,180
651,500	*,g	3SBio, Inc	827,531
13,033	*	51job, Inc (ADR)	940,331
45,587	*	58.COM, Inc (ADR)	2,535,549
346,500		AAC Technologies Holdings, Inc	2,437,219
15,200		Accelink Technologies Co Ltd	62,304
23,700		AECC Aero-Engine Control Co Ltd	43,479
49,300		AECC Aviation Power Co Ltd	151,078
632,000		Agile Property Holdings Ltd	831,673
14,644,064		Agricultural Bank of China Ltd	5,653,760
2,105,900		Agricultural Bank of China Ltd (Class A)	1,056,516
83,960		Aier Eye Hospital Group Co Ltd	477,590
130,490		Air China Ltd	145,147
962,000		Air China Ltd (H shares)	789,484
55,100		Aisino Corp	178,844
810,165	*	Alibaba Group Holding Ltd (ADR)	167,371,987
1,712,284	*	Alibaba Health Information Technology Ltd	2,385,522
206,000	g	A-Living Services Co Ltd	681,987
1,736,000	*	Aluminum Corp of China Ltd	507,516
164,400	*	Aluminum Corp of China Ltd (Class A)	76,590
64,870		Angang Steel Co Ltd	27,998
22,700		Angel Yeast Co Ltd	90,385
596,282		Anhui Conch Cement Co Ltd	3,805,883
112,200		Anhui Conch Cement Co Ltd (Class A)	760,853
10,500		Anhui Gujing Distillery Co Ltd	210,122
17,100		Anhui Kouzi Distillery Co Ltd	123,417
515,651		Anta Sports Products Ltd	4,489,350
339,380	*	Anxin Trust Co Ltd	169,036
5,800		Asymchem Laboratories Tianjin Co Ltd	125,429
6,800		Autobio Diagnostics Co Ltd	110,555
28,600	*	Autohome, Inc (ADR)	2,187,328
70,700		AVIC Aircraft Co Ltd	168,264
294,858		Avic Capital Co Ltd	186,859
90,600		AVIC Electromechanical Systems Co Ltd	87,840
23,800		AVIC Jonhon Optronic Technology Co Ltd	127,468
47,400	*	AVIC Shenyang Aircraft Co Ltd	197,136
1,054,861		AviChina Industry & Technology Co	438,845
14,700		AVICOPTER plc	94,189
85,400	*	BAIC BluePark New Energy Technology Co Ltd	78,522
874,000	g	BAIC Motor Corp Ltd	430,791
132,989	*	Baidu, Inc (ADR)	16,432,121
649,400		Bank of Beijing Co Ltd	500,116
155,305		Bank of Chengdu Co Ltd	190,935
973,800		Bank of China Ltd	500,594
38,871,953		Bank of China Ltd (Hong Kong)	15,036,713
1,178,700		Bank of Communications Co Ltd	916,734
4,304,934		Bank of Communications Co Ltd (Hong Kong)	2,757,592
73,800		Bank of Guiyang Co Ltd	92,950
272

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

195,500		Bank of Hangzhou Co Ltd	$253,810
313,700		Bank of Jiangsu Co Ltd	309,381
239,000		Bank of Nanjing Co Ltd	278,815
150,971		Bank of Ningbo Co Ltd	573,676
385,390		Bank of Shanghai Co Ltd	487,071
566,200		Baoshan Iron & Steel Co Ltd	433,244
22,302	*,e	Baozun, Inc (ADR)	671,513
155,900		BBMG Corp	75,039
1,164,000		BBMG Corp (Class H)	310,978
165,600		Beijing Capital Development Co Ltd	175,111
902,830		Beijing Capital International Airport Co Ltd	727,149
251,200		Beijing Dabeinong Technology Group Co Ltd	202,748
67,700		Beijing Enlight Media Co Ltd	100,882
257,500		Beijing Enterprises Holdings Ltd	1,125,893
2,335,583		Beijing Enterprises Water Group Ltd	1,038,679
49,500		Beijing New Building Materials plc	181,899
38,300		Beijing Oriental Yuhong Waterproof Technology Co Ltd	147,235
93,200		Beijing Originwater Technology Co Ltd	111,825
85,400		Beijing Sanju Environmental Protection and New Material Co Ltd	74,700
20,300		Beijing Shiji Information Technology Co Ltd	106,450
21,000		Beijing Shunxin Agriculture Co Ltd	155,725
35,100		Beijing Sinnet Technology Co Ltd	103,847
80,700		Beijing SL Pharmaceutical Co Ltd	162,711
31,100		Beijing Tiantan Biological Products Corp Ltd	139,243
44,409		Beijing Tongrentang Co Ltd	173,227
93,500		Beijing Yanjing Brewery Co Ltd	83,857
108,300	*	BEST, Inc (ADR)	575,073
11,900		Betta Pharmaceuticals Co Ltd	125,219
16,700	*	BGI Genomics Co Ltd	186,580
954,600		BOE Technology Group Co Ltd	626,548
151,000	*	Bohai Leasing Co Ltd	73,433
1,394,000		Bosideng International Holdings Ltd	458,307
1,493,945		Brilliance China Automotive Holdings Ltd	1,324,099
33,100		BTG Hotels Group Co Ltd	79,452
57,100		BYD Co Ltd	480,603
309,500	e	BYD Co Ltd (H shares)	1,611,202
333,000	e	BYD Electronic International Co Ltd	639,204
51,300		By-health Co Ltd	121,571
150,500		Caitong Securities Co Ltd	223,558
35,700		Centre Testing International Group Co Ltd	82,487
5,279,200	g	CGN Power Co Ltd	1,295,520
4,500		Changchun High & New Technology Industry Group, Inc	318,382
183,100		Changjiang Securities Co Ltd	176,623
635,000		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	466,217
5,100		Changzhou Xingyu Automotive Lighting Systems Co Ltd	70,520
69,900		Chaozhou Three-Circle Group Co Ltd	228,859
18,500		Chengdu Kanghong Pharmaceutical Group Co Ltd	100,555
1,197,000		China Agri-Industries Holdings Ltd	639,339
560,000		China Aoyuan Group Ltd	746,287
17,100		China Avionics Systems Co Ltd	34,790
4,246,000		China Cinda Asset Management Co Ltd	849,211
4,443,530		China Citic Bank	2,319,557
119,400		China CITIC Bank Corp Ltd	98,356
273

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,193,000		China Coal Energy Co	$405,860
65,500		China Communications Construction Co Ltd	77,196
2,148,000		China Communications Construction Co Ltd	1,517,974
1,252,400		China Communications Services Corp Ltd	840,613
769,500		China Conch Venture Holdings Ltd	3,421,665
346,200		China Construction Bank Corp	341,998
46,282,641		China Construction Bank Corp	35,060,766
1,177,500	*	China COSCO Holdings Co Ltd	420,254
191,000	*,g	China East Education Holdings Ltd	354,292
270,700	*	China Eastern Airlines Corp Ltd	189,167
768,000	*,e	China Eastern Airlines Corp Ltd (H Shares)	349,683
351,000		China Education Group Holdings Ltd	429,565
1,128,800		China Everbright Bank Co Ltd	640,819
1,437,000		China Everbright Bank Co Ltd	576,488
1,740,888		China Everbright International Ltd	1,234,764
474,000		China Everbright Ltd	727,062
893,000	e	China Evergrande Group	1,973,230
72,100		China Film Co Ltd	139,453
69,297		China Fortune Land Development Co Ltd	256,208
1,794,745		China Galaxy Securities Co Ltd	890,187
884,068		China Gas Holdings Ltd	3,492,432
171,800		China Gezhouba Group Co Ltd	153,883
49,200		China Grand Automotive Services Co Ltd	25,534
74,800		China Greatwall Technology Group Co Ltd	148,129
932,500		China Hongqiao Group Ltd	458,233
4,374,000	g	China Huarong Asset Management Co Ltd	574,233
2,230,000	*,†	China Huishan Dairy Holdings Co Ltd	2,871
778,624		China Insurance International Holdings Co Ltd	1,617,433
608,606	e,g	China International Capital Corp Ltd	1,053,993
50,800		China International Marine Containers Group Co Ltd	66,745
47,200		China International Travel Service Corp Ltd	543,763
112,900		China Jushi Co Ltd	157,952
480,000		China Lesso Group Holdings Ltd	616,987
3,608,880		China Life Insurance Co Ltd	8,618,129
62,500		China Life Insurance Co Ltd (Class A)	279,713
117,800	*,e,g	China Literature Ltd	487,637
1,638,341		China Longyuan Power Group Corp	968,691
683,000		China Medical System Holdings Ltd	909,017
25,800		China Meheco Co Ltd	48,613
1,324,000		China Mengniu Dairy Co Ltd	4,855,809
1,890,368		China Merchants Bank Co Ltd	9,114,524
591,395		China Merchants Bank Co Ltd (Class A)	3,025,269
191,700		China Merchants Energy Shipping Co Ltd	172,839
674,894	e	China Merchants Holdings International Co Ltd	1,038,163
135,400		China Merchants Securities Co Ltd	355,845
214,900		China Merchants Shekou Industrial Zone Holdings Co Ltd	546,764
1,063,900		China Minsheng Banking Corp Ltd	919,095
3,597,602		China Minsheng Banking Corp Ltd	2,511,571
2,950,165		China Mobile Hong Kong Ltd	24,249,328
1,632,000	e	China Molybdenum Co Ltd	598,577
489,300		China Molybdenum Co Ltd (Class A)	278,973
10,400		China National Accord Medicines Corp Ltd	73,471
1,913,913		China National Building Material Co Ltd	1,829,596
33,800		China National Chemical Engineering Co Ltd	33,333
274

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

18,000		China National Medicines Corp Ltd	$76,315
296,400		China National Nuclear Power Co Ltd	204,791
22,800		China National Software & Service Co Ltd	233,961
144,400		China Northern Rare Earth Group High-Tech Co Ltd	212,476
820,773		China Oilfield Services Ltd	1,190,924
1,835,794		China Overseas Land & Investment Ltd	5,901,028
176,000		China Pacific Insurance Group Co Ltd	876,433
1,281,000		China Pacific Insurance Group Co Ltd	4,272,789
2,274,000		China Power International Development Ltd	439,851
991,500		China Railway Construction Corp	967,446
355,500		China Railway Construction Corp Ltd	472,808
556,900		China Railway Group Ltd	438,063
1,926,454		China Railway Group Ltd	1,056,596
49,600		China Railway Hi-tech Industry Co Ltd	72,337
783,000	g	China Railway Signal & Communication Corp Ltd	377,099
3,042,000		China Reinsurance Group Corp	431,951
702,677		China Resources Beer Holdings Company Ltd	3,251,101
38,300		China Resources Double Crane Pharmaceutical Co Ltd	75,006
438,000		China Resources Gas Group Ltd	2,308,505
1,325,555		China Resources Land Ltd	5,514,205
826,500	g	China Resources Pharmaceutical Group Ltd	691,504
927,372		China Resources Power Holdings Co	1,244,996
19,700		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	101,333
170,900		China Shenhua Energy Co Ltd	418,583
1,729,000		China Shenhua Energy Co Ltd	3,038,435
620,000		China Shipbuilding Industry Co Ltd	439,132
592,000		China Shipping Development Co Ltd	257,413
46,600		China South Publishing & Media Group Co Ltd	81,071
802,000		China Southern Airlines Co Ltd	443,144
242,700		China Southern Airlines Co Ltd (Class A)	213,728
20,700		China Spacesat Co Ltd	86,454
1,174,320		China State Construction Engineering Corp Ltd	902,593
1,076,744		China State Construction International Holdings Ltd	855,831
6,637,336		China Telecom Corp Ltd	2,582,494
20,258,778	g	China Tower Corp Ltd	4,187,679
31,700		China TransInfo Technology Co Ltd	100,946
2,993,716		China Unicom Ltd	2,497,415
913,600		China United Network Communications Ltd	726,774
722,500		China Vanke Co Ltd	2,547,072
272,500		China Vanke Co Ltd (Class A)	1,102,176
617,500		China Yangtze Power Co Ltd	1,505,153
771,200		China Zhongwang Holdings Ltd	255,322
88,000		Chinese Universe Publishing and Media Group Co Ltd	178,847
13,100		Chongqing Brewery Co Ltd	89,202
69,800		Chongqing Changan Automobile Co Ltd	96,692
26,500		Chongqing Fuling Zhacai Group Co Ltd	88,375
1,342,000		Chongqing Rural Commercial Bank	613,557
40,300		Chongqing Zhifei Biological Products Co Ltd	340,705
1,344,939		CIFI Holdings Group Co Ltd	923,517
273,500	*	CITIC Guoan Information Industry Co Ltd	131,880
2,870,738		Citic Pacific Ltd	3,246,193
998,000		CITIC Securities Co Ltd	1,917,386
280,300		CITIC Securities Co Ltd (Class A)	922,484
8,882,674		CNOOC Ltd	13,297,696
275

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

60,600		Contemporary Amperex Technology Co Ltd	$1,107,516
958,196		COSCO Pacific Ltd	677,730
142,500		COSCO SHIPPING Energy Transportation Co Ltd	118,155
162,100	*	COSCO SHIPPING Holdings Co Ltd	108,232
3,609,416		Country Garden Holdings Co Ltd	4,564,501
571,000		Country Garden Services Holdings Co Ltd	1,844,708
2,219,050		CRRC Corp Ltd	1,463,138
697,500		CRRC Corp Ltd (Class A)	666,169
76,200		CSC Financial Co Ltd	350,265
2,249,401		CSPC Pharmaceutical Group Ltd	4,933,981
1,085,500	g	Dali Foods Group Co Ltd	767,311
203,700		Dalian Port PDA Co Ltd	56,997
467,600		Daqin Railway Co Ltd	515,534
1,708,000		Datang International Power Generation Co Ltd	297,480
21,800		Dawning Information Industry Co Ltd	125,369
17,000		DHC Software Co Ltd	33,793
8,900		Dong-E-E-Jiao Co Ltd	43,096
72,700		Dongfang Electric Corp Ltd	91,437
1,375,917		Dongfeng Motor Group Co Ltd	1,028,195
61,500		Dongxing Securities Co Ltd	103,480
150,100		East Money Information Co Ltd	308,295
383,200		ENN Energy Holdings Ltd	4,454,661
24,600	*	Eve Energy Co Ltd	208,362
47,900		Everbright Securities Co Ltd	82,190
102,043	*	Fangda Carbon New Material Co Ltd	161,574
1,007,000		Far East Horizon Ltd	889,698
25,800		Fiberhome Telecommunication Technologies Co Ltd	93,580
116,500		Financial Street Holdings Co Ltd	125,133
178,400		First Capital Securities Co Ltd	187,225
322,040		Focus Media Information Technology Co Ltd	264,537
61,225		Foshan Haitian Flavouring & Food Co Ltd	930,780
1,216,952		Fosun International	1,609,370
126,200		Founder Securities Co Ltd	140,645
122,500		Foxconn Industrial Internet Co Ltd	341,205
2,494,000		Franshion Properties China Ltd	1,667,293
26,100		Fujian Sunner Development Co Ltd	76,538
830,000	e	Future Land Development Holdings Ltd	833,230
62,700		Future Land Holdings Co Ltd	298,964
37,300		Fuyao Glass Industry Group Co Ltd	129,494
271,698	g	Fuyao Glass Industry Group Co Ltd	777,480
1,500		G-bits Network Technology Xiamen Co Ltd	79,438
134,700	*	GCL System Integration Technology Co Ltd	113,428
537,900		GD Power Development Co Ltd	170,310
29,900	*	GDS Holdings Ltd (ADR)	1,546,129
2,392,828		Geely Automobile Holdings Ltd	3,791,691
268,600		GEM Co Ltd	218,216
127,600		Gemdale Corp	236,582
452,000	*	Genscript Biotech Corp	1,034,561
685,200		GF Securities Co Ltd	748,406
132,000		GF Securities Co Ltd (Class A)	270,999
35,800		Giant Network Group Co Ltd	91,809
8,300		Gigadevice Semiconductor Beijing, Inc	331,115
28,300		Glodon Co Ltd	156,350
59,500		GoerTek, Inc	195,980
276

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

5,601,968	*,e	GOME Electrical Appliances Holdings Ltd	$514,053
57,900		Grandjoy Holdings Group Co Ltd	52,355
1,553,266	e	Great Wall Motor Co Ltd	1,026,338
85,100		Gree Electric Appliances, Inc of Zhuhai	759,842
207,300		Greenland Holdings Corp Ltd	190,993
515,305		Greentown Service Group Co Ltd	543,621
51,700		GRG Banking Equipment Co Ltd	74,217
37,500		Guangdong Haid Group Co Ltd	181,871
70,300		Guangdong HEC Technology Holding Co Ltd	91,989
1,402,000		Guangdong Investments Ltd	2,845,597
149,600	*	Guangdong LY Intelligent Manufacturing Co Ltd	270,601
397,700		Guanghui Energy Co Ltd	183,691
399,500		Guangshen Railway Co Ltd	163,858
81,100		Guangzhou Automobile Group Co Ltd	124,981
1,358,851		Guangzhou Automobile Group Co Ltd	1,361,906
60,400		Guangzhou Baiyun International Airport Co Ltd	130,921
42,100		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	224,571
41,100		Guangzhou Haige Communications Group, Inc Co	69,019
11,600		Guangzhou Kingmed Diagnostics Group Co Ltd	84,106
646,800		Guangzhou R&F Properties Co Ltd	975,681
103,000		Guizhou Bailing Group Pharmaceutical Co Ltd	132,962
134,800		Guosen Securities Co Ltd	230,971
221,800		Guotai Junan Securities Co Ltd	537,057
389,000	g	Guotai Junan Securities Co Ltd	620,210
29,800		Guoxuan High-Tech Co Ltd	106,230
101,100		Guoyuan Securities Co Ltd	121,679
169,000	e,g	Haidilao International Holding Ltd	649,179
290,000		Haitian International Holdings Ltd	626,982
1,392,800		Haitong Securities Co Ltd	1,345,964
231,500		Haitong Securities Co Ltd (Class A)	456,775
257,600		Hangzhou Hikvision Digital Technology Co Ltd	1,288,392
19,700		Hangzhou Robam Appliances Co Ltd	90,807
34,500		Hangzhou Silan Microelectronics Co Ltd	81,274
15,600		Hangzhou Tigermed Consulting Co Ltd	162,290
236,000	*,g	Hansoh Pharmaceutical Group Co Ltd	835,522
13,500		Hefei Meiya Optoelectronic Technology, Inc	70,621
47,000		Heilongjiang Agriculture Co Ltd	65,401
81,400		Henan Shuanghui Investment & Development Co Ltd	333,833
347,000		Hengan International Group Co Ltd	2,527,597
127,320		Hengli Petrochemical Co Ltd	306,947
19,180		Hengtong Optic-electric Co Ltd	44,572
59,200		Hengyi Petrochemical Co Ltd	114,424
88,900		Hesteel Co Ltd	30,595
20,000		Hithink RoyalFlush Information Network Co Ltd	291,113
129,800		HLA Corp Ltd	137,335
62,200		Holitech Technology Co Ltd	53,520
18,900		Hongfa Technology Co Ltd	92,562
258,051	e,g	Hua Hong Semiconductor Ltd	615,973
197,010		Huaan Securities Co Ltd	189,733
924,000		Huadian Power International Corp Ltd	304,765
408,000		Huadian Power International Corp Ltd (Class A)	205,154
45,800		Huadong Medicine Co Ltd	134,952
44,400		Hualan Biological Engineering, Inc	227,855
241,400		Huaneng Power International, Inc	186,532
277

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,843,110		Huaneng Power International, Inc	$869,831
2,358,000		Huaneng Renewables Corp Ltd	964,469
808,000	e,g	Huatai Securities Co Ltd	1,268,215
216,000		Huatai Securities Co Ltd (Class A)	565,748
135,500		Huaxi Securities Co Ltd	199,630
373,900		Huaxia Bank Co Ltd	393,705
35,900		Huaxin Cement Co Ltd	109,005
62,373		Huayu Automotive Systems Co Ltd	235,639
64,700		Huazhu Group Ltd (ADR)	2,232,150
88,900		Hubei Biocause Pharmaceutical Co Ltd	80,297
29,200		Hubei Jumpcan Pharmaceutical Co Ltd	108,997
66,500		Hubei Kaile Science & Technology Co Ltd	119,945
105,800	*	Hunan Valin Steel Co Ltd	65,738
28,190		Hundsun Technologies, Inc	345,023
29,300	*	Hutchison China MediTech Ltd (ADR)	719,315
29,400	*,e	HUYA, Inc (ADR)	525,672
58,900		Iflytek Co Ltd	290,940
1,635,600		Industrial & Commercial Bank of China Ltd	1,329,284
31,412,777		Industrial & Commercial Bank of China Ltd	20,850,960
572,000		Industrial Bank Co Ltd	1,497,627
96,600		Industrial Securities Co Ltd	91,301
1,216,700		Inner Mongolia BaoTou Steel Union Co Ltd	215,356
37,600		Inner Mongolia First Machinery Group Co Ltd	56,605
158,600	*	Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	64,977
195,000		Inner Mongolia MengDian HuaNeng Thermal Power Corp Ltd	70,130
176,900		Inner Mongolia Yili Industrial Group Co Ltd	760,901
577,700		Inner Mongolia Yitai Coal Co	452,284
378,000	*,g	Innovent Biologics, Inc	1,449,919
32,200		Inspur Electronic Information Industry Co Ltd	151,337
61,800	*,e	IQIYI, Inc (ADR)	1,374,432
9,600		Jafron Biomedical Co Ltd	110,783
354,924	*	JD.com, Inc (ADR)	13,377,085
73,300		Jiangsu Changshu Rural Commercial Bank Co Ltd	86,188
638,000		Jiangsu Express	790,486
19,700		Jiangsu Hengli Hydraulic Co Ltd	140,152
120,560		Jiangsu Hengrui Medicine Co Ltd	1,500,168
33,000		Jiangsu King’s Luck Brewery JSC Ltd	143,394
44,200		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	662,003
8,500		Jiangsu Yangnong Chemical Co Ltd	76,824
26,000		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	90,397
94,900		Jiangsu Zhongnan Construction Group Co Ltd	123,492
81,100		Jiangsu Zhongtian Technology Co Ltd	94,366
547,000		Jiangxi Copper Co Ltd	644,992
100,300		Jiangxi Copper Co Ltd (Class A)	210,949
53,000		Jiangxi Ganfeng Lithium Co Ltd	321,301
64,800		Jiangxi Zhengbang Technology Co Ltd	129,413
36,500		Jilin Aodong Pharmaceutical Group Co Ltd	84,413
61,900		Jinduicheng Molybdenum Co Ltd	64,957
208,500		Jinke Properties Group Co Ltd	209,282
39,800		Jinyu Bio-Technology Co Ltd	113,608
49,000		Joincare Pharmaceutical Group Industry Co Ltd	72,395
64,500		Jointown Pharmaceutical Group Co Ltd	152,446
21,500		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	115,850
27,804	*	JOYY, Inc (ADR)	1,682,976
278

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

13,800		Juewei Food Co Ltd	$74,949
26,600	*	Juneyao Airlines Co Ltd	49,415
1,152,000		Kaisa Group Holdings Ltd	477,705
320,381		Kingboard Chemical Holdings Ltd	843,061
1,140,000	e	Kingdee International Software Group Co Ltd	1,217,354
412,000	*,e	Kingsoft Corp Ltd	1,245,101
35,300		Kweichow Moutai Co Ltd	5,189,568
644,929		KWG Property Holding Ltd	835,147
7,100		Laobaixing Pharmacy Chain JSC	74,073
693,000		Lee & Man Paper Manufacturing Ltd	478,660
222,800	g	Legend Holdings Corp	414,124
3,527,856		Lenovo Group Ltd	2,301,933
102,600		Lens Technology Co Ltd	293,225
50,700		Lepu Medical Technology Beijing Co Ltd	229,758
54,900		Leyard Optoelectronic Co Ltd	57,618
934,000		Li Ning Co Ltd	2,727,633
28,800	*	Liaoning Cheng Da Co Ltd	64,840
22,100		Livzon Pharmaceutical Group, Inc	119,918
662,000		Logan Property Holdings Co Ltd	1,000,674
60,600		Lomon Billions Group Co Ltd	140,636
853,500	g	Longfor Properties Co Ltd	3,601,898
94,500		LONGi Green Energy Technology Co Ltd	385,324
57,700		Luxi Chemical Group Co Ltd	78,381
138,783		Luxshare Precision Industry Co Ltd	864,099
587,500	e,g	Luye Pharma Group Ltd	376,896
41,000		Luzhou Laojiao Co Ltd	470,301
464,000	e	Maanshan Iron & Steel Co Ltd	164,113
96,024		Maanshan Iron & Steel Co Ltd (Class A)	38,984
35,870	*	Mango Excellent Media Co Ltd	228,813
93,728		Meinian Onehealth Healthcare Holdings Co Ltd	189,294
485,200	*	Meituan Dianping (Class B)	6,142,552
525,300		Metallurgical Corp of China Ltd	199,718
1,533,000		Metallurgical Corp of China Ltd	298,538
72,764		Momo, Inc (ADR)	2,226,578
45,980		Muyuan Foodstuff Co Ltd	523,615
56,700	*	NanJi E-Commerce Co Ltd	81,484
101,800		Nanjing Iron & Steel Co Ltd	46,586
12,000		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	85,077
203,800		Nanjing Securities Co Ltd	351,801
92,400		NARI Technology Co Ltd	238,240
11,400		NAURA Technology Group Co Ltd	187,098
54,600		NavInfo Co Ltd	119,529
34,201		Netease.com (ADR)	10,970,313
64,400		New China Life Insurance Co Ltd	426,905
407,700		New China Life insurance Co Ltd	1,520,798
107,300		New Hope Liuhe Co Ltd	271,969
68,484	*	New Oriental Education & Technology Group (ADR)	8,324,230
21,600		Newland Digital Technology Co Ltd	56,794
23,700		Ninestar Corp	130,502
30,200	*	Ningbo Joyson Electronic Corp	92,047
210,100		Ningbo Zhoushan Port Co Ltd	108,574
326,100	*,e	NIO, Inc (ADR)	1,232,658
17,852	*,e	Noah Holdings Ltd (ADR)	605,718
59,100		Northeast Securities Co Ltd	70,176
279

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

101,600		Oceanwide Holdings Co Ltd	$65,531
207,326		Offshore Oil Engineering Co Ltd	210,858
74,400	*	O-film Tech Co Ltd	183,472
5,600		Oppein Home Group, Inc	90,116
144,900		Orient Securities Co Ltd	208,296
7,000		Ovctek China, Inc	52,019
194,200	*	Pacific Securities Co Ltd	94,671
193,600	*	Pangang Group Vanadium Titanium & Resources Co Ltd	71,901
4,132,220		People’s Insurance Co Group of China Ltd	1,478,501
30,500		Perfect World Co Ltd	204,890
3,342,306		PICC Property & Casualty Co Ltd	3,574,429
93,532	*	Pinduoduo, Inc (ADR)	3,294,197
470,400		Ping An Bank Co Ltd	1,006,142
165,500	*,e,g	Ping An Healthcare and Technology Co Ltd	1,407,286
2,681,526		Ping An Insurance Group Co of China Ltd	30,322,296
306,000		Ping An Insurance Group Co of China Ltd (Class A)	3,507,732
326,100		Poly Real Estate Group Co Ltd	694,804
3,896,000	g	Postal Savings Bank of China Co Ltd	2,424,265
483,600		Power Construction Corp of China Ltd	279,879
200,100		Qingdao Haier Co Ltd	522,730
95,100	*,e	Qudian, Inc (ADR)	273,888
162,500		RiseSun Real Estate Development Co Ltd	206,830
122,600		Rongsheng Petro Chemical Co Ltd	201,730
218,600		SAIC Motor Corp Ltd	695,762
113,500		Sanan Optoelectronics Co Ltd	354,505
8,600		Sangfor Technologies, Inc	191,111
68,700		Sansteel Minguang Co Ltd	82,330
224,700		Sany Heavy Industry Co Ltd	505,594
56,100		SDIC Capital Co Ltd	108,418
187,300		SDIC Power Holdings Co Ltd	218,547
368,160		Sealand Securities Co Ltd	235,570
1,463,265	*,e	Semiconductor Manufacturing International Corp	2,671,830
45,900		SF Holding Co Ltd	254,577
266,700		Shaanxi Coal Industry Co Ltd	317,331
73,690		Shandong Buchang Pharmaceuticals Co Ltd	217,947
81,675	*	Shandong Gold Mining Co Ltd	391,755
43,000		Shandong Hualu Hengsheng Chemical Co Ltd	112,864
44,800		Shandong Linglong Tyre Co Ltd	140,009
399,700		Shandong Nanshan Aluminum Co Ltd	127,248
20,000		Shandong Sinocera Functional Material Co Ltd	70,500
62,300		Shandong Sun Paper Industry JSC Ltd	82,195
1,011,390		Shandong Weigao Group Medical Polymer Co Ltd	1,206,035
668,900	*	Shandong Xinchao Energy Corp Ltd	194,358
135,000		Shanghai 2345 Network Holding Group Co Ltd	60,288
39,600		Shanghai AJ Group Co Ltd	50,390
20,000		Shanghai Baosight Software Co Ltd	104,387
198,400		Shanghai Construction Group Co Ltd	95,711
168,400		Shanghai Electric Group Co Ltd	115,325
1,328,623		Shanghai Electric Group Co Ltd	392,675
83,700		Shanghai Electric Power Co Ltd	89,358
63,300		Shanghai Fosun Pharmaceutical Group Co Ltd	232,802
275,985		Shanghai Fosun Pharmaceutical Group Co Ltd	733,866
289,000		Shanghai Industrial Holdings Ltd	509,037
31,900		Shanghai International Airport Co Ltd	311,281
280

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

162,300		Shanghai International Port Group Co Ltd	$119,138
16,700		Shanghai Jahwa United Co Ltd	67,515
20,800		Shanghai Jinjiang International Hotels Development Co Ltd	76,828
595,679		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	559,057
20,600		Shanghai M&G Stationery, Inc	145,642
53,600		Shanghai Mechanical and Electrical Industry Co Ltd	122,384
88,000		Shanghai Oriental Pearl Group Co Ltd	132,998
60,400		Shanghai Pharmaceuticals Holding Co Ltd	162,403
396,541		Shanghai Pharmaceuticals Holding Co Ltd	738,468
874,300		Shanghai Pudong Development Bank Co Ltd	1,397,145
17,500		Shanghai Waigaoqiao Free Trade Zone Group Co Ltd	42,236
73,100		Shanghai Yuyuan Tourist Mart Group Co Ltd	80,062
93,800		Shanghai Zhangjiang High-Tech Park Development Co Ltd	189,907
204,600		Shanxi Lu’an Environmental Energy Development Co Ltd	193,069
123,100	*	Shanxi Meijin Energy Co Ltd	130,635
133,200		Shanxi Securities Co Ltd	146,668
136,300		Shanxi Taigang Stainless Steel Co Ltd	75,074
22,500		Shanxi Xinghuacun Fen Wine Factory Co Ltd	292,799
110,900		Shanxi Xishan Coal & Electricity Power Co Ltd	87,161
97,500		Shenergy Co Ltd	76,941
146,700		Shenghe Resources Holding Co Ltd	172,433
55,200		Shengyi Technology Co Ltd	188,253
8,400		Shennan Circuits Co Ltd	205,433
585,400		Shenwan Hongyuan Group Co Ltd	400,052
68,300		Shenzhen Airport Co Ltd	86,849
26,500		Shenzhen Energy Group Co Ltd	22,300
412,000		Shenzhen Expressway Co Ltd	533,078
9,100		Shenzhen Goodix Technology Co Ltd	432,081
30,900		Shenzhen Hepalink Pharmaceutical Group Co Ltd	100,579
43,300		Shenzhen Inovance Technology Co Ltd	179,086
451,238		Shenzhen International Holdings Ltd	901,374
1,100,470		Shenzhen Investment Ltd	380,015
23,700		Shenzhen Kangtai Biological Products Co Ltd	337,533
68,200	*	Shenzhen Kingdom Sci-Tech Co Ltd	190,788
9,300		Shenzhen Mindray Bio-Medical Electronics Co Ltd	245,310
202,600		Shenzhen Overseas Chinese Town Co Ltd	201,959
13,200		Shenzhen Salubris Pharmaceuticals Co Ltd	34,783
23,100	*	Shenzhen Sunway Communication Co Ltd	139,121
251,500		Shenzhen Zhongjin Lingnan Nonfemet Co Ltd	144,382
361,200		Shenzhou International Group Holdings Ltd	4,774,998
547,500		Shimao Property Holdings Ltd	1,766,780
1,698,000		Shui On Land Ltd	338,503
35,500	*	Siasun Robot & Automation Co Ltd	75,886
177,200		Sichuan Chuantou Energy Co Ltd	231,689
336,800	*	Sichuan Hebang Biotechnology Co Ltd	70,010
44,300		Sichuan Kelun Pharmaceutical Co Ltd	158,706
56,400		Sichuan Languang Development Co Ltd	55,027
12,900		Sichuan Swellfun Co Ltd	93,030
31,735	*	Sina Corp	1,229,414
171,500		Sinochem International Corp	126,603
82,200		Sinolink Securities Co Ltd	100,123
1,546,471		Sino-Ocean Land Holdings Ltd	556,125
708,000		Sinopec Engineering Group Co Ltd	381,503
2,140,000		Sinopec Shanghai Petrochemical Co Ltd	544,114
281

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

228,783		Sinopec Shanghai Petrochemical Co Ltd (Class A)	$126,386
585,200		Sinopharm Group Co	1,904,198
1,097,000		Sinotrans Ltd	335,688
308,700		Sinotrans Ltd	180,905
368,745		Sinotruk Hong Kong Ltd	633,151
1,016,000		Soho China Ltd	387,368
30,200		Songcheng Performance Development Co Ltd	116,591
73,400		SooChow Securities Co Ltd	91,167
131,200		Southwest Securities Co Ltd	92,502
2,439		Spring Airlines Co Ltd	13,471
1,163,031		Sunac China Holdings Ltd	5,609,372
245,100		Suning.com Co Ltd	343,466
341,117		Sunny Optical Technology Group Co Ltd	5,420,487
38,400		Sunwoda Electronic Co Ltd	132,606
33,000		Suofeiya Home Collection Co Ltd	91,103
43,100		Suzhou Dongshan Precision Manufacturing Co Ltd	170,390
25,700		Suzhou Gold Mantis Construction Decoration Co Ltd	31,543
70,300		Tahoe Group Co Ltd	55,747
184,632	*	TAL Education Group (ADR)	9,213,137
36,800		Tangshan Jidong Cement Co Ltd	79,550
116,700		TangShan Port Group Co Ltd	41,132
71,931		Tasly Pharmaceutical Group Co Ltd	158,623
49,700		TBEA Co Ltd	44,896
396,500		TCL Corp	280,243
30,500	*	Tech-Bank Food Co Ltd	43,836
2,744,404		Tencent Holdings Ltd	130,881,099
50,200	*	Tencent Music Entertainment (ADR)	637,038
98,200		Tian Di Science & Technology Co Ltd	43,339
64,900		Tianjin Zhonghuan Semiconductor Co Ltd	142,625
72,100		Tianma Microelectronics Co Ltd	168,944
66,560		Tianqi Lithium Corp	288,196
974,000		Tingyi Cayman Islands Holding Corp	1,643,184
13,900		Toly Bread Co Ltd	75,669
92,900		Tonghua Dongbao Pharmaceutical Co Ltd	159,352
52,600		Tongkun Group Co Ltd	102,900
199,000		Tongling Nonferrous Metals Group Co Ltd	62,311
116,892		Tongwei Co Ltd	224,449
8,400	*	Topchoice Medical Corp	121,926
92,900		Transfar Zhilian Co Ltd	93,378
469,661		Travelsky Technology Ltd	1,016,350
226,896	*	Trip.com Group Ltd (ADR)	7,290,168
198,000		Tsingtao Brewery Co Ltd	1,095,160
21,500		Tsingtao Brewery Co Ltd (Class A)	146,173
203,600		Tunghsu Optoelectronic Technology Co Ltd	90,900
119,600		Tus-Sound Environmental Resources Co Ltd	147,030
14,400		Unigroup Guoxin Microelectronics Co Ltd	112,921
637,000		Uni-President China Holdings Ltd	648,354
25,800		Unisplendour Corp Ltd	119,155
28,200		Universal Scientific Industrial Shanghai Co Ltd	77,413
19,000		Venustech Group, Inc	104,475
212,524	*	Vipshop Holdings Ltd (ADR)	2,705,431
28,200	*	Visionox Technology, Inc	61,339
18,300		Visual China Group Co Ltd	45,640
51,400		Walvax Biotechnology Co Ltd	208,315
282

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

58,500	*	Wanda Film Holding Co Ltd	$141,626
88,500		Wangsu Science & Technology Co Ltd	100,813
89,400		Wanhua Chemical Group Co Ltd	651,064
2,431,252		Want Want China Holdings Ltd	2,006,876
198,260		Wanxiang Qianchao Co Ltd	165,908
27,072	*,e	Weibo Corp (ADR)	1,153,809
950,800		Weichai Power Co Ltd	1,664,594
126,900		Weichai Power Co Ltd (Class A)	240,148
10,200		Weifu High-Technology Group Co Ltd	26,611
12,600		Weihai Guangwei Composites Co Ltd	83,807
154,300		Wens Foodstuffs Group Co Ltd	710,334
140,000		Western Securities Co Ltd	181,874
21,200		Westone Information Industry, Inc	77,096
13,600		Will Semiconductor Ltd	341,808
97,200		Winning Health Technology Group Co Ltd	215,351
1,194,000		Winteam Pharmaceutical Group Ltd	551,727
78,400		Wuchan Zhongda Group Co Ltd	55,877
16,800		Wuhan Guide Infrared Co Ltd	75,404
55,400		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	256,251
105,700		Wuliangye Yibin Co Ltd	1,848,491
43,900		WUS Printed Circuit Kunshan Co Ltd	147,038
39,900		WuXi AppTec Co Ltd	541,888
71,260	g	WuXi AppTec Co Ltd	863,126
270,267	*,g	Wuxi Biologics Cayman, Inc	3,418,302
26,600		Wuxi Lead Intelligent Equipment Co Ltd	164,475
143,900		XCMG Construction Machinery Co Ltd	104,793
107,700		Xiamen C & D, Inc	130,633
30,600		Xiamen Tungsten Co Ltd	54,287
3,733,400	*,e,g	Xiaomi Corp	5,471,554
217,900		Xinhu Zhongbao Co Ltd	108,367
105,500		Xinjiang Goldwind Science & Technology Co Ltd	174,211
446,000		Xinjiang Goldwind Science & Technology Co Ltd	467,331
63,300		Xinjiang Zhongtai Chemical Co Ltd	55,572
143,900		Xinxing Ductile Iron Pipes Co Ltd	79,077
1,603,780		Xinyi Solar Holdings Ltd	1,120,800
98,900		Yango Group Co Ltd	98,342
45,500		Yantai Jereh Oilfield Services Group Co Ltd	235,076
938,464		Yanzhou Coal Mining Co Ltd	692,433
148,900		Yanzhou Coal Mining Co Ltd (Class A)	204,196
9,200		Yealink Network Technology Corp Ltd	106,533
44,200		Yifan Pharmaceutical Co Ltd	111,684
9,400		Yifeng Pharmacy Chain Co Ltd	111,537
233,000		Yihai International Holding Ltd	1,309,242
50,800		Yintai Gold Co Ltd	92,340
227,500		Yonghui Superstores Co Ltd	242,995
62,230		Yonyou Network Technology Co Ltd	280,771
22,600	*	Youzu Interactive Co Ltd	87,139
38,100		Yuan Longping High-tech Agriculture Co Ltd	97,825
3,236,000		Yuexiul Property Co Ltd	647,753
172,790		Yum China Holdings, Inc	7,442,065
23,300		Yunda Holding Co Ltd	97,335
37,900		Yunnan Baiyao Group Co Ltd	466,921
16,100		Yunnan Energy New Material Co Ltd	135,108
283

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

86,500	*	Yunnan Tin Co Ltd	$128,765
926,300		Yuzhou Properties Co	427,387
14,195		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	258,523
509,500		Zhaojin Mining Industry Co Ltd	587,004
56,916		Zhejiang Chint Electrics Co Ltd	217,017
79,600		Zhejiang Conba Pharmaceutical Co Ltd	67,537
78,200		Zhejiang Dahua Technology Co Ltd	215,149
7,300		Zhejiang Dingli Machinery Co Ltd	71,336
702,414		Zhejiang Expressway Co Ltd	573,428
38,300	*	Zhejiang Huahai Pharmaceutical Co Ltd	95,277
22,476		Zhejiang Huayou Cobalt Co Ltd	147,980
45,500		Zhejiang Jiahua Energy Chemical Industry Co Ltd	64,016
67,900		Zhejiang Juhua Co Ltd	66,879
90,300		Zhejiang Longsheng Group Co Ltd	168,645
60,600		Zhejiang NHU Co Ltd	202,597
76,900		Zhejiang Sanhua Intelligent Controls Co Ltd	226,130
73,800		Zhejiang Semir Garment Co Ltd	98,507
12,900		Zhejiang Supor Co Ltd	129,459
58,900		Zhejiang Wanfeng Auto Wheel Co Ltd	60,884
39,500		Zhejiang Weixing New Building Materials Co Ltd	70,012
13,200		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	90,768
91,800		Zhengzhou Yutong Bus Co Ltd	205,890
782,000		Zhenro Properties Group Ltd	483,501
179,100		Zheshang Securities Co Ltd	261,513
172,800	*,e,g	ZhongAn Online P&C Insurance Co Ltd	557,747
14,000		Zhongji Innolight Co Ltd	105,150
190,440		Zhongjin Gold Corp Ltd	225,822
276,000		Zhongsheng Group Holdings Ltd	1,015,772
278,600		Zhuzhou CSR Times Electric Co Ltd	938,113
2,769,299		Zijin Mining Group Co Ltd	1,215,178
591,800		Zijin Mining Group Co Ltd (Class A)	362,373
163,900		Zoomlion Heavy Industry Science and Technology Co Ltd	145,785
98,600	*	ZTE Corp	526,481
381,064	*,e	ZTE Corp (Class H)	1,220,916
153,300		ZTO Express Cayman, Inc (ADR)	3,329,676
		TOTAL CHINA	941,590,465

COLOMBIA - 0.4%
107,137		BanColombia S.A.	1,329,501
217,571		BanColombia S.A. (Preference)	2,843,691
2,668,485		Ecopetrol S.A.	2,481,223
143,883		Grupo Argos S.A.	735,402
1,925,410		Grupo Aval Acciones y Valores	816,329
110,945		Grupo de Inversiones Suramericana S.A.	1,038,082
207,620		Interconexion Electrica S.A.	1,141,303
		TOTAL COLOMBIA	10,385,531

CZECH REPUBLIC - 0.1%
83,665		CEZ AS	1,832,116
36,567		Komercni Banka AS	1,256,834
243,391	g	Moneta Money Bank AS	888,725
		TOTAL CZECH REPUBLIC	3,977,675
284

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

EGYPT - 0.1%
653,256		Commercial International Bank	$3,517,659
518,867		Eastern Tobacco	492,924
371,381		ElSwedy Cables Holding Co	265,138
		TOTAL EGYPT	4,275,721

GREECE - 0.3%
665,491	*	Alpha Bank AE	1,331,956
1,283,177	*	Eurobank Ergasias S.A.	1,177,343
12,741	*,†	Hellenic Duty Free Shops S.A.	141
116,262		Hellenic Telecommunications Organization S.A.	1,736,327
50,364		JUMBO S.A.	1,026,078
32,834		Motor Oil Hellas Corinth Refineries S.A.	697,194
258,885	*	National Bank of Greece S.A.	821,763
88,856		OPAP S.A.	1,106,441
		TOTAL GREECE	7,897,243

HONG KONG - 0.5%
6,861,652	*	Alibaba Pictures Group Ltd	970,647
1,568,000	*	China First Capital Group Ltd	50,473
1,221,226		China Resources Cement Holdings Ltd	1,366,250
613,000		Haier Electronics Group Co Ltd	1,841,279
491,651		Kingboard Laminates Holdings Ltd	502,311
861,000		Nine Dragons Paper Holdings Ltd	813,654
3,324,221		Sino Biopharmaceutical	4,389,886
818,000		SSY Group Ltd	747,636
1,165,000		Sun Art Retail Group Ltd	1,384,192
613,000		Towngas China Co Ltd	379,749
531,000		Wharf Holdings Ltd	1,311,701
		TOTAL HONG KONG	13,757,778

HUNGARY - 0.3%
217,493		MOL Hungarian Oil & Gas plc	1,844,604
100,972		OTP Bank	4,677,221
66,738		Richter Gedeon Rt	1,434,793
		TOTAL HUNGARY	7,956,618

INDIA - 8.7%
266,943		Ambuja Cements Ltd	763,256
590,712		Ashok Leyland Ltd	677,642
138,955		Asian Paints Ltd	3,491,742
130,843		Aurobindo Pharma Ltd	882,708
59,604	*,g	Avenue Supermarts Ltd	1,780,185
1,004,632		Axis Bank Ltd	10,254,598
83,361		Bajaj Finance Ltd	5,081,195
18,773		Bajaj Finserv Ltd	2,474,930
38,169		Bajaj Holdings and Investment Ltd	1,696,296
193,394	g	Bandhan Bank Ltd	1,217,074
100,444		Berger Paints India Ltd	788,476
98,254		Bharat Forge Ltd	674,394
318,861		Bharat Petroleum Corp Ltd	2,045,305
1,178,028	*	Bharti Airtel Ltd	8,195,803
182,660		Bharti Infratel Ltd	635,595
3,399		Bosch Ltd	660,358
25,852		Britannia Industries Ltd	1,156,696
285

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

178,785		Cipla Ltd	$1,116,673
578,793		Coal India Ltd	1,468,942
35,063		Colgate-Palmolive India Ltd	651,826
90,433		Container Corp Of India Ltd	718,572
255,118		Dabur India Ltd	1,769,603
38,254		Divi S Laboratories Ltd	1,044,292
285,513		DLF Ltd	1,038,683
54,494		Dr Reddy’s Laboratories Ltd	2,384,760
6,560		Eicher Motors Ltd	1,858,969
791,975		GAIL India Ltd	1,335,331
165,430		Godrej Consumer Products Ltd	1,557,985
147,436		Grasim Industries Ltd	1,607,050
116,808		Havells India Ltd	985,698
523,420		HCL Technologies Ltd	4,338,875
21,819	g	HDFC Asset Management Co Ltd	967,174
240,402	g	HDFC Life Insurance Co Ltd	2,015,600
48,148		Hero Honda Motors Ltd	1,681,798
581,220		Hindalco Industries Ltd	1,533,386
310,533		Hindustan Lever Ltd	8,833,795
311,522		Hindustan Petroleum Corp Ltd	1,015,777
779,940		Housing Development Finance Corp	26,358,879
2,291,957		ICICI Bank Ltd	16,888,031
81,577	g	ICICI Lombard General Insurance Co Ltd	1,507,215
154,384	g	ICICI Prudential Life Insurance Co Ltd	1,103,151
938,464		Indian Oil Corp Ltd	1,490,650
27,400		Info Edge India Ltd	1,093,447
1,639,348		Infosys Technologies Ltd	17,902,425
46,919	g	InterGlobe Aviation Ltd	906,227
1,694,672		ITC Ltd	5,578,667
419,008		JSW Steel Ltd	1,460,628
233,147		Larsen & Toubro Ltd	4,465,927
153,306		LIC Housing Finance Ltd	935,880
103,452		Lupin Ltd	1,038,362
115,336		Mahindra & Mahindra Financial Services Ltd	594,536
364,466		Mahindra & Mahindra Ltd	2,890,942
212,692		Marico Ltd	939,463
50,978		Maruti Suzuki India Ltd	4,922,962
488,899		Motherson Sumi Systems Ltd	908,412
307,016		Mundra Port and Special Economic Zone Ltd	1,585,451
10,398		Nestle India Ltd	2,235,102
1,122,289		NTPC Ltd	1,774,870
2,526		Page Industries Ltd	864,162
269,413		Petronet LNG Ltd	1,004,813
55,497		Pidilite Industries Ltd	1,175,969
6,185	*	Piramal Enterprises Ltd	133,622
50,917		Piramal Healthcare Ltd	1,100,017
911,923		Power Grid Corp of India Ltd	2,387,875
1,369,962		Reliance Industries Ltd	27,021,712
300,560		Rural Electrification Corp Ltd	603,847
172,684	g	SBI Life Insurance Co Ltd	2,397,895
946,444		Sesa Sterlite Ltd	1,812,642
3,466		Shree Cement Ltd	1,116,483
71,929		Shriram Transport Finance Co Ltd	1,026,112
30,838	*	Siemens India Ltd	647,251
286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

865,728	*	State Bank of India	$3,849,228
414,113		Sun Pharmaceutical Industries Ltd	2,520,398
433,434		Tata Consultancy Services Ltd	12,628,399
832,718	*	Tata Motors Ltd	2,042,337
664,122		Tata Power Co Ltd	538,922
186,569		Tata Steel Ltd	1,136,963
215,946		Tech Mahindra Ltd	2,410,715
151,439		Titan Industries Ltd	2,508,489
49,376		Ultra Tech Cement Ltd	3,050,842
263,895		United Phosphorus Ltd	1,941,655
130,924	*	United Spirits Ltd	1,134,066
527,108		Wipro Ltd	1,753,241
421,062		ZEE Telefilms Ltd	1,588,184
		TOTAL INDIA	255,378,108

INDONESIA - 1.9%
7,213,054		Adaro Energy Tbk	641,052
26,445,882		Bank Rakyat Indonesia	8,597,682
1,162,460		Indofood CBP Sukses Makmur Tbk	964,636
2,882,000		PT ACE Hardware Indonesia Tbk	363,020
9,691,172		PT Astra International Tbk	4,473,807
4,696,875		PT Bank Central Asia Tbk	11,098,807
8,869,539		PT Bank Mandiri Persero Tbk	4,849,822
3,531,959		PT Bank Negara Indonesia	1,850,526
1,708,200		PT Bank Tabungan Negara Tbk	232,504
11,880,800	*	PT Barito Pacific Tbk	1,132,545
3,227,400	*	PT Bumi Serpong Damai	261,683
3,661,600		PT Charoen Pokphand Indonesia Tbk	1,774,749
1,610,200	*	PT Excelcomindo Pratama	340,076
246,500		PT Gudang Garam Tbk	1,004,358
4,259,009		PT Hanjaya Mandala Sampoerna Tbk	641,216
1,424,305		PT Indah Kiat Pulp and Paper Corp Tbk	698,302
862,817		PT Indocement Tunggal Prakarsa Tbk	1,033,973
2,046,900		PT Indofood Sukses Makmur Tbk	1,172,846
972,082		PT Jasa Marga Tbk	325,902
9,861,300		PT Kalbe Farma Tbk	1,028,676
667,100		PT Pabrik Kertas Tjiwi Kimia Tbk	442,548
8,991,000		PT Pakuwon Jati Tbk	341,258
5,462,000		PT Perusahaan Gas Negara Persero Tbk	676,950
1,455,900		PT Semen Gresik Persero Tbk	1,268,347
2,084,200		PT Tambang Batubara Bukit Asam Tbk	334,848
23,709,183		PT Telekomunikasi Indonesia Persero Tbk	6,576,380
3,785,145		PT Unilever Indonesia Tbk	2,198,573
832,800		PT United Tractors Tbk	1,163,751
		TOTAL INDONESIA	55,488,837

KOREA, REPUBLIC OF - 11.1%
15,370	*	Amorepacific Corp	2,379,018
5,061	*	Amorepacific Corp (Preference)	351,192
3,961	*	BGF retail Co Ltd	545,181
138,454	*	BS Financial Group, Inc	780,907
10,959	*	Celltrion Healthcare Co Ltd	515,390
30,177	*,e	Celltrion, Inc	4,110,809
33,095		Cheil Communications, Inc	587,288
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

42,264		Cheil Industries, Inc	$3,803,359
4,382	*	CJ CheilJedang Corp	864,791
7,960	*	CJ Corp	548,460
5,823	*	CJ O Shopping Co Ltd	666,026
13,976	*	Daelim Industrial Co	939,093
86,377	*	Daewoo Engineering & Construction Co Ltd	312,165
26,134	*	Daewoo International Corp	366,022
184,817	*	Daewoo Securities Co Ltd	1,050,331
16,379	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	336,045
23,333		Dongbu Insurance Co Ltd	825,868
22,655		Doosan Bobcat, Inc	582,535
10,040	*	E-Mart Co Ltd	925,480
23,470	*,e	Fila Korea Ltd	859,266
9,472		GLOVIS Co Ltd	1,161,827
32,023	*	GS Engineering & Construction Corp	743,108
25,877	*	GS Holdings Corp	986,337
12,051	*	GS Retail Co Ltd	399,227
144,323		Hana Financial Group, Inc	3,988,452
37,843	*	Hankook Tire Co Ltd	903,040
3,480	*	Hanmi Pharm Co Ltd	809,858
89,111		Hanon Systems	780,863
55,280	*	Hanwha Chemical Corp	766,950
23,754	*	Hanwha Corp	426,800
13,973	*,e	HDC Hyundai Development Co-Engineering & Construction	242,250
16,095	*,e	HLB, Inc	1,220,687
8,173	*	Honam Petrochemical Corp	1,281,965
14,771		Hotel Shilla Co Ltd	1,066,916
261,727		Hynix Semiconductor, Inc	19,913,848
8,009	*	Hyundai Department Store Co Ltd	519,857
38,599	*	Hyundai Engineering & Construction Co Ltd	1,218,585
18,758	*	Hyundai Heavy Industries	1,767,552
33,069	*	Hyundai Marine & Fire Insurance Co Ltd	606,649
31,883		Hyundai Mobis	6,096,781
71,784		Hyundai Motor Co	7,452,051
18,250		Hyundai Motor Co Ltd (2nd Preference)	1,224,635
12,263		Hyundai Motor Co Ltd (Preference)	747,662
4,911	*	Hyundai Robotics Co Ltd	1,117,626
39,665		Hyundai Steel Co	930,397
123,576	*	Industrial Bank of Korea	1,107,068
24,197	*	Kakao Corp	3,189,635
56,962	*	Kangwon Land, Inc	1,311,285
190,379	*	KB Financial Group, Inc	7,003,167
2,842		KCC Corp	476,271
2,671	*	KCC Glass Corp	76,420
125,564		Kia Motors Corp	4,270,783
13,605	*,e	KMW Co Ltd	551,341
36,145	*	Korea Aerospace Industries Ltd	903,739
124,756	*	Korea Electric Power Corp	2,639,203
4,851	*	Korea Express Co Ltd	589,403
16,318	*	Korea Gas Corp	442,171
20,005	*	Korea Investment Holdings Co Ltd	1,100,289
9,838		Korea Kumho Petrochemical	532,651
196,655	*	Korea Life Insurance Co Ltd	334,948
4,054	*	Korea Zinc Co Ltd	1,286,063
288

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

21,877	*	Korean Air Lines Co Ltd	$428,903
56,815	*	KT&G Corp	4,514,728
22,184	*	LG Chem Ltd	6,185,776
4,416	*	LG Chem Ltd (Preference)	658,753
45,696	*	LG Corp	2,695,330
50,509		LG Electronics, Inc	2,754,199
4,491		LG Household & Health Care Ltd	4,697,232
1,009		LG Household & Health Care Ltd (Preference)	638,907
6,863		LG Innotek Co Ltd	855,274
52,208	*	LG Telecom Ltd	577,863
114,367	*	LG.Philips LCD Co Ltd	1,448,679
12,552		Lotte Corp	368,313
6,195	*	Lotte Shopping Co Ltd	594,795
2,397		Medy-Tox, Inc	643,409
149,331		Meritz Securities Co Ltd	453,571
67,042		Naver Corp	9,997,880
7,924	*	NCsoft	4,197,719
13,064	*,e,g	Netmarble Corp	968,759
10,268	*	OCI Co Ltd	474,029
11,625	*	Orion Corp/Republic of Korea	992,923
732	*	Ottogi Corp	309,213
14,492	*	Pacific Corp	866,867
3,361	*	Pearl Abyss Corp	507,721
38,151		POSCO	6,911,758
11,274		POSCO Refractories & Environment Co Ltd	533,074
8,530		S1 Corp	651,997
8,055	*,g	Samsung Biologics Co Ltd	3,237,460
12,786		Samsung Card Co	407,122
26,613		Samsung Electro-Mechanics Co Ltd	2,728,561
2,285,953		Samsung Electronics Co Ltd	105,915,036
395,720		Samsung Electronics Co Ltd (Preference)	15,468,997
77,417	*	Samsung Engineering Co Ltd	1,101,402
14,732		Samsung Fire & Marine Insurance Co Ltd	2,593,798
214,806	*	Samsung Heavy Industries Co Ltd	1,182,729
34,071		Samsung Life Insurance Co Ltd	1,971,544
26,335		Samsung SDI Co Ltd	5,994,850
16,909		Samsung SDS Co Ltd	2,725,394
27,887		Samsung Securities Co Ltd	814,692
219,865	*	Shinhan Financial Group Co Ltd	7,174,944
3,832	*	Shinsegae Co Ltd	849,846
17,452		SK C&C Co Ltd	3,411,702
28,572		SK Energy Co Ltd	3,075,110
9,761		SK Telecom Co Ltd	1,869,866
22,915		S-Oil Corp	1,442,677
125,021	*	STX Pan Ocean Co Ltd	412,224
9,922	*,e	ViroMed Co Ltd	630,586
24,491		Woongjin Coway Co Ltd	1,804,178
229,170	*	Woori Financial Group, Inc	1,934,668
64,107	*	Woori Investment & Securities Co Ltd	583,987
4,958	*	Yuhan Corp	899,434
		TOTAL KOREA, REPUBLIC OF	325,696,065

LUXEMBOURG - 0.1%
71,297		Reinet Investments S.C.A	1,521,009
		TOTAL LUXEMBOURG	1,521,009
289

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

MALAYSIA - 1.8%
624,700	*	AirAsia BHD	$217,005
808,233		AMMB Holdings BHD	727,075
71,099		British American Tobacco Malaysia BHD	204,379
2,295,381		Bumiputra-Commerce Holdings BHD	2,752,610
1,847,177		Dialog Group BHD	1,467,999
1,374,425		Digi.Com BHD	1,411,057
72,100		Fraser & Neave Holdings BHD	578,137
891,600		Gamuda BHD	835,843
1,017,975		Genting BHD	1,361,865
90,100		Genting Plantations BHD	229,402
230,200		HAP Seng Consolidated BHD	546,571
750,800		Hartalega Holdings BHD	1,084,611
299,587		Hong Leong Bank BHD	1,165,277
79,406		Hong Leong Credit BHD	312,741
1,098,112		IHH Healthcare BHD	1,520,802
1,287,000		IJM Corp BHD	661,135
835,020		IOI Corp BHD	920,227
214,300		Kuala Lumpur Kepong BHD	1,188,295
1,937,550		Malayan Banking BHD	3,976,310
523,176		Malaysia Airports Holdings BHD	856,748
1,116,300		Maxis BHD	1,438,772
668,400		MISC BHD	1,248,663
35,500		Nestle Malaysia BHD	1,247,799
1,184,600		Petronas Chemicals Group BHD	1,782,097
150,200		Petronas Dagangan BHD	812,209
419,500		Petronas Gas BHD	1,637,872
287,240		PPB Group BHD	1,301,400
564,712		Press Metal BHD	669,312
1,489,323		Public Bank BHD	6,734,930
299,800		QL Resources BHD	606,656
1,507,500		Resorts World BHD	1,105,072
728,870		RHB Capital BHD	1,012,023
1,441,965		Sime Darby BHD	763,974
977,065		Sime Darby Plantation BHD	1,204,278
573,565		Telekom Malaysia BHD	538,628
1,509,063		Tenaga Nasional BHD	4,568,308
1,337,774		TM International BHD	1,397,213
761,600		Top Glove Corp BHD	1,084,640
378,300		Westports Holdings BHD	363,089
1,501,166		YTL Corp BHD	326,914
		TOTAL MALAYSIA	51,861,938

MEXICO - 2.4%
1,453,650		Alfa S.A. de C.V. (Class A)	1,087,805
248,000	*	Alsea SAB de C.V.	600,592
16,107,841		America Movil S.A. de C.V. (Series L)	13,375,249
7,119,697		Cemex S.A. de C.V.	2,863,629
254,860		Coca-Cola Femsa SAB de C.V.	1,550,296
85,451	e	El Puerto de Liverpool SAB de C.V.	451,506
205,425		Embotelladoras Arca SAB de C.V.	1,163,374
1,520,200		Fibra Uno Administracion S.A. de C.V.	2,494,848
290

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

943,611		Fomento Economico Mexicano S.A. de C.V.	$8,508,005
93,880		Gruma SAB de C.V.	997,650
169,030		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	2,089,136
100,291		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,927,054
776,520		Grupo Bimbo S.A. de C.V. (Series A)	1,389,439
225,498		Grupo Carso S.A. de C.V. (Series A1)	813,060
1,238,928		Grupo Financiero Banorte S.A. de C.V.	7,611,715
1,079,144		Grupo Financiero Inbursa S.A.	1,227,319
1,688,732		Grupo Mexico S.A. de C.V. (Series B)	4,509,720
1,146,990		Grupo Televisa S.A.	2,539,154
63,509	e	Industrias Penoles S.A. de C.V.	663,373
269,500		Infraestructura Energetica ,NV SAB de C.V.	1,265,953
718,542		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,481,918
146,600		Megacable Holdings SAB de C.V.	545,497
531,523		Orbia Advance Corp SAB de C.V.	1,243,610
112,320		Promotora y Operadora de Infraestructura SAB de C.V.	1,211,799
2,520,884		Wal-Mart de Mexico SAB de C.V.	7,317,641
		TOTAL MEXICO	68,929,342

PAKISTAN - 0.0%
221,358		Habib Bank Ltd	233,542
191,300		MCB Bank Ltd	260,115
519,317		Oil & Gas Development Co Ltd	462,438
		TOTAL PAKISTAN	956,095

PERU - 0.3%
107,522		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,390,259
33,110		Credicorp Ltd (NY)	6,839,864
39,634		Southern Copper Corp (NY)	1,493,409
		TOTAL PERU	9,723,532

PHILIPPINES - 0.9%
1,007,104		Aboitiz Equity Ventures, Inc	972,670
750,800		Aboitiz Power Corp	477,836
20,277	*,†	Altus San Nicolas Corp	2,072
137,873		Ayala Corp	1,963,384
3,530,493		Ayala Land, Inc	2,873,815
941,976		Banco de Oro Universal Bank	2,735,602
460,619		Bank of the Philippine Islands	747,611
14,991		Globe Telecom, Inc	557,407
44,386		GT Capital Holdings, Inc	589,427
487,330		International Container Term Services, Inc	1,242,412
1,338,946		JG Summit Holdings (Series B)	1,836,903
227,840		Jollibee Foods Corp	854,894
114,546		Manila Electric Co	576,899
4,426,900		Megaworld Corp	351,731
6,294,000		Metro Pacific Investments Corp	397,477
906,890		Metropolitan Bank & Trust	1,023,217
44,840		PLDT, Inc	872,334
1,053,143		Robinsons Land Corp	528,333
106,663		Security Bank Corp	369,998
116,625		SM Investments Corp	2,218,094
4,859,649		SM Prime Holdings	3,705,139
439,087		Universal Robina	1,252,560
		TOTAL PHILIPPINES	26,149,815
291

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

POLAND - 0.8%
242,521	*	Bank Millennium S.A.	$371,662
81,780		Bank Pekao S.A.	2,086,092
16,590		Bank Zachodni WBK S.A.	1,226,304
6,864	*	BRE Bank S.A.	657,603
13,321		CCC S.A.	332,165
31,841		CD Projekt Red S.A.	2,310,656
121,882		Cyfrowy Polsat S.A.	854,314
23,588	*,g	Dino Polska S.A.	987,480
46,456		Grupa Lotos S.A.	921,941
61,534	*	KGHM Polska Miedz S.A.	1,446,411
586		LPP S.A.	1,277,000
982,160		Polish Oil & Gas Co	911,615
441,908	*	Polska Grupa Energetyczna S.A.	784,471
143,507		Polski Koncern Naftowy Orlen S.A.	2,799,899
419,683		Powszechna Kasa Oszczednosci Bank Polski S.A.	3,698,625
289,132		Powszechny Zaklad Ubezpieczen S.A.	2,995,650
333,889	*	Telekomunikacja Polska S.A.	602,425
		TOTAL POLAND	24,264,313

QATAR - 0.9%
957,870		Barwa Real Estate Co	927,798
948,910		Commercial Bank of Qatar QSC	1,243,567
884,455		Industries Qatar QSC	2,419,437
1,793,365		Masraf Al Rayan	2,024,283
2,144,670		Mesaieed Petrochemical Holding Co	1,289,983
412,631		Ooredoo QSC	785,631
257,223		Qatar Electricity & Water Co	1,132,898
239,020		Qatar Fuel QSC	1,445,543
751,420		Qatar Insurance Co SAQ	654,216
320,456	*	Qatar International Islamic Bank QSC	823,803
537,772		Qatar Islamic Bank SAQ	2,466,573
2,151,802		Qatar National Bank	12,033,478
		TOTAL QATAR	27,247,210

ROMANIA - 0.1%
184,711		NEPI Rockcastle plc	1,509,867
		TOTAL ROMANIA	1,509,867

RUSSIA - 3.8%
2,609,603		Gazprom (ADR)	18,241,125
190,804		LUKOIL PJSC (ADR)	19,486,813
150,105		Magnit OAO (GDR)	2,041,428
31,218	*	Magnit PJSC (GDR)	424,565
272,296		MMC Norilsk Nickel PJSC (ADR)	8,781,421
37,829		MMC Norilsk Nickel PJSC (ADR)	1,220,363
248,949		Mobile TeleSystems (ADR)	2,536,790
38,648		NovaTek OAO (GDR)	6,956,640
7,252		Novatek PJSC (GDR)	1,305,360
68,387		Novolipetsk Steel PJSC (GDR)	1,479,895
54,326		PhosAgro OAO (GDR)	689,397
21,898	*	PhosAgro PJSC (GDR)	277,886
292

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

105,305		Polymetal International plc (ADR)	$1,786,469
23,352		Polyus PJSC (GDR)	1,426,807
3,856	*	Polyus PJSC (GDR)	235,602
633,657	*	Rosneft Oil Co PJSC (GDR)	4,748,626
169,893		Sberbank of Russia (ADR)	2,708,434
1,133,188		Sberbank of Russian Federation (ADR)	18,075,509
23,922		Severstal (GDR)	337,300
95,228		Severstal (GDR) (Equiduct)	1,338,975
642,110		Surgutneftegaz (ADR)	4,565,402
107,678		Tatneft PAO (ADR)	7,739,895
21,972		Tatneft PJSC (ADR)	1,577,040
785,086		VTB Bank PJSC (GDR) Equiduct	1,117,793
126,377	*	VTB Bank PJSC (GDR) Tradegate	180,466
58,933	*	X5 Retail Group NV (GDR)	2,164,609
		TOTAL RUSSIA	111,444,610

SAUDI ARABIA - 2.5%
48,207		Advanced Petrochemical Co	616,717
588,500		Al Rajhi Bank	10,387,771
349,261		Alinma Bank	2,410,943
120,965		Almarai Co JSC	1,531,407
282,684	*	Arab National Bank	2,000,336
170,600		Bank AlBilad	1,239,032
179,429		Bank Al-Jazira	717,210
260,885		Banque Saudi Fransi	2,569,751
12,192		Bupa Arabia for Cooperative Insurance Co	333,723
26,430	*	Co for Cooperative Insurance	527,467
283,763	*	Dar Al Arkan Real Estate Development Co	741,821
171,456	*	Emaar Economic City	456,657
181,790	*	Etihad Etisalat Co	1,276,697
26,024		Jarir Marketing Co	1,114,957
569,989		National Commercial Bank	7,114,335
147,972	*	National Industrialization Co	503,674
121,808	*	Rabigh Refining & Petrochemical Co	647,311
563,660		Riyad Bank	3,539,400
187,564		Sahara International Petrochemical Co	861,175
457,935		Samba Financial Group	3,684,016
19,234		Saudi Airlines Catering Co	526,318
82,096		Saudi Arabian Fertilizer Co	1,637,768
199,367	*	Saudi Arabian Mining Co	2,279,543
519,939	*,g	Saudi Arabian Oil Co	4,732,387
364,882		Saudi Basic Industries Corp	8,509,375
336,215		Saudi British Bank	2,863,025
33,158		Saudi Cement Co	595,642
398,073		Saudi Electricity Co	2,104,949
103,754		Saudi Industrial Investment Group	650,880
380,181	*	Saudi Kayan Petrochemical Co	1,003,595
190,943		Saudi Telecom Co	4,627,660
124,762	*	Savola Group	1,188,764
108,297		Yanbu National Petrochemical Co	1,513,899
		TOTAL SAUDI ARABIA	74,508,205

SINGAPORE - 0.0%
104,800	g	BOC Aviation Ltd	966,184
		TOTAL SINGAPORE	966,184
293

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

SOUTH AFRICA - 4.2%
349,503		Absa Group Ltd	$3,180,546
25,687		Anglo American Platinum Ltd	2,052,940
197,246		AngloGold Ashanti Ltd	4,024,039
184,188	*	Aspen Pharmacare Holdings Ltd	1,417,783
160,447		Bid Corp Ltd	3,551,888
136,279		Bidvest Group Ltd	1,879,585
21,107		Capitec Bank Holdings Ltd	1,893,140
123,370		Clicks Group Ltd	1,990,486
190,194		Discovery Holdings Ltd	1,482,420
126,179		Exxaro Resources Ltd	1,023,741
1,604,381		FirstRand Ltd	6,148,697
543,321		Fortress REIT Ltd (Class A)	667,906
115,489		Foschini Ltd	1,060,358
402,124		Gold Fields Ltd	2,603,222
1,491,635		Growthpoint Properties Ltd	2,096,051
376,371	*	Impala Platinum Holdings Ltd	3,536,610
131,605		Investec Ltd	729,420
33,648		Kumba Iron Ore Ltd	778,029
64,116		Liberty Holdings Ltd	451,121
682,932		Life Healthcare Group Holdings Pte Ltd	1,139,396
384,525		Momentum Metropolitan Holdings	512,153
123,876		Mr Price Group Ltd	1,395,714
813,539		MTN Group Ltd	4,355,189
212,051	*	MultiChoice Group Ltd	1,508,524
210,094		Naspers Ltd (N Shares)	34,076,513
177,624		Nedbank Group Ltd	2,305,673
161,863	*	Northam Platinum Ltd	1,355,536
382,703	g	Pepkor Holdings Ltd	418,695
161,976		Pick’n Pay Stores Ltd	700,959
70,305		PSG Group Ltd	1,003,621
364,853		Rand Merchant Investment Holdings Ltd	659,281
2,708,927		Redefine Properties Ltd	1,297,744
251,881		Remgro Ltd	3,043,469
352,871		RMB Holdings Ltd	1,727,488
898,482		Sanlam Ltd	4,399,484
267,910		Sasol Ltd	4,256,035
233,466		Shoprite Holdings Ltd	1,812,063
1,071,316	*,e	Sibanye Gold Ltd	2,759,307
88,900		Spar Group Ltd	1,135,617
622,986		Standard Bank Group Ltd	6,498,218
162,176		Telkom S.A. Ltd	345,861
81,526		Tiger Brands Ltd	1,070,102
303,587		Vodacom Group Pty Ltd	2,359,850
479,445		Woolworths Holdings Ltd	1,405,142
		TOTAL SOUTH AFRICA	122,109,616

SPAIN - 0.0%
39,440	*	AmRest Holdings SE	489,622
		TOTAL SPAIN	489,622
294

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

TAIWAN - 11.2%
245,000		Accton Technology Corp	$1,302,218
1,366,380		Acer, Inc	755,651
167,030		Advantech Co Ltd	1,593,162
60,000		Airtac International Group	906,828
1,649,011		ASE Industrial Holding Co Ltd	3,979,081
1,040,512		Asia Cement Corp	1,547,686
338,500		Asustek Computer, Inc	2,492,995
4,100,000		AU Optronics Corp	1,360,124
321,389		Catcher Technology Co Ltd	2,545,109
3,783,604		Cathay Financial Holding Co Ltd	5,064,238
564,272		Chailease Holding Co Ltd	2,339,932
2,473,773		Chang Hwa Commercial Bank	1,752,228
949,922		Cheng Shin Rubber Industry Co Ltd	1,230,079
260,079		Chicony Electronics Co Ltd	732,307
957,000		China Airlines	253,037
6,002,754		China Development Financial Holding Corp	1,836,467
1,188,133	*	China Life Insurance Co Ltd	964,750
5,712,151		China Steel Corp	4,352,538
8,901,282		Chinatrust Financial Holding Co	6,455,987
1,853,763		Chunghwa Telecom Co Ltd	6,622,797
2,030,000		Compal Electronics, Inc	1,222,388
934,768		Delta Electronics, Inc	4,367,501
4,943,848		E.Sun Financial Holding Co Ltd	4,567,185
93,316		Eclat Textile Co Ltd	1,190,151
859,554		Eva Airways Corp	345,594
898,980	*	Evergreen Marine Corp Tawain Ltd	345,745
1,583,071		Far Eastern Textile Co Ltd	1,467,581
771,000		Far EasTone Telecommunications Co Ltd	1,746,397
153,928		Feng TAY Enterprise Co Ltd	921,316
4,638,112		First Financial Holding Co Ltd	3,609,524
1,722,173		Formosa Chemicals & Fibre Corp	4,807,177
647,064		Formosa Petrochemical Corp	1,913,413
2,165,453		Formosa Plastics Corp	6,649,473
449,000		Formosa Taffeta Co Ltd	499,530
439,512		Foxconn Technology Co Ltd	872,293
3,200,646		Fubon Financial Holding Co Ltd	4,746,456
4,770,124		Fuhwa Financial Holdings Co Ltd	3,089,035
138,000		Giant Manufacturing Co Ltd	812,624
104,509		Globalwafers Co Ltd	1,348,076
400,420		Highwealth Construction Corp	598,052
120,795		Hiwin Technologies Corp	1,201,943
5,973,002		Hon Hai Precision Industry Co, Ltd	16,240,628
142,608		Hotai Motor Co Ltd	2,908,841
3,680,706		Hua Nan Financial Holdings Co Ltd	2,623,191
4,190,487		InnoLux Display Corp	1,204,712
1,171,060		Inventec Co Ltd	881,601
48,125		Largan Precision Co Ltd	7,475,137
1,000,778		Lite-On Technology Corp	1,550,409
721,170		MediaTek, Inc	9,124,516
5,268,125		Mega Financial Holding Co Ltd	5,473,569
336,000		Micro-Star International Co Ltd	1,020,793
2,503,860		Nan Ya Plastics Corp	5,738,724
593,000		Nanya Technology Corp	1,496,602
73,000		Nien Made Enterprise Co Ltd	591,227
295

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

273,474		Novatek Microelectronics Corp Ltd	$1,928,311
948,000		Pegatron Technology Corp	1,965,541
75,000		Phison Electronics Corp	782,116
1,053,512		Pou Chen Corp	1,216,805
366,000		Powertech Technology, Inc	1,296,735
276,000		President Chain Store Corp	2,715,343
1,285,000		Quanta Computer, Inc	2,608,993
229,085		Realtek Semiconductor Corp	1,840,586
284,048		Ruentex Development Co Ltd	396,799
206,975		Ruentex Industries Ltd	462,707
1,560,421		Shanghai Commercial & Savings Bank Ltd	2,557,873
5,024,335		Shin Kong Financial Holding Co Ltd	1,624,965
5,063,717		SinoPac Financial Holdings Co Ltd	2,147,613
171,777		Standard Foods Corp	391,635
581,050		Synnex Technology International Corp	717,060
4,225,297		Taishin Financial Holdings Co Ltd	1,969,252
2,482,953		Taiwan Business Bank	1,008,464
2,354,827		Taiwan Cement Corp	3,258,530
4,204,941		Taiwan Cooperative Financial Holding	2,882,577
946,000		Taiwan High Speed Rail Corp	1,124,445
779,859		Taiwan Mobile Co Ltd	2,762,253
11,788,848		Taiwan Semiconductor Manufacturing Co Ltd	121,592,572
879,000	*	Tatung Co Ltd	565,120
2,343,908		Uni-President Enterprises Corp	5,584,288
5,323,452		United Microelectronics Corp	2,598,668
420,000		Vanguard International Semiconductor Corp	1,034,764
149,000		Walsin Technology Corp	1,017,236
163,878		Win Semiconductors Corp	1,485,604
1,409,000		Winbond Electronics Corp	776,545
1,315,560		Wistron Corp	1,172,430
40,000		Wiwynn Corp	919,501
630,660		WPG Holdings Co Ltd	790,631
127,009		Yageo Corp	1,593,163
258,127		Zhen Ding Technology Holding Ltd	998,341
		TOTAL TAIWAN	326,526,084

THAILAND - 2.3%
593,700		Advanced Info Service PCL	3,859,863
1,934,000		Airports of Thailand PCL	4,351,600
341,700		B Grimm Power PCL	676,478
235,548		Bangkok Bank PCL	1,087,288
4,199,700		Bangkok Dusit Medical Services PCL	3,339,583
3,279,100		Bangkok Expressway & Metro PCL	1,149,476
2,166,600		Banpu PCL	698,693
502,500		Berli Jucker PCL	656,468
2,674,600		BTS Group Holdings PCL	1,072,586
195,100		Bumrungrad Hospital PCL	834,188
979,800		Central Pattana PCL	1,898,307
1,710,380		Charoen Pokphand Foods PCL	1,636,276
2,906,755		CP Seven Eleven PCL	6,560,387
126,400		Electricity Generating PCL	1,230,098
697,100		Energy Absolute PCL	960,643
310,400		Global Power Synergy Co Ltd	831,958
227,100		Gulf Energy Development PCL	1,395,098
296

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,368,326		Home Product Center PCL	$1,104,588
742,978		Indorama Ventures PCL	662,720
989,200		Intouch Holdings PCL (Class F)	1,758,097
8,616,500		IRPC PCL	786,770
874,249		Kasikornbank PCL	3,940,075
2,186,860		Krung Thai Bank PCL	1,125,229
3,752,000		Land and Houses PCL Co Reg	1,112,302
1,116,870		Minor International PCL	1,096,874
211,600		Muangthai Capital PCL	437,785
321,200		Osotspa PCL	452,987
845,998		PTT Exploration & Production PCL	3,375,497
1,191,229		PTT Global Chemical PCL	1,851,227
6,025,700		PTT PCL	8,309,185
305,200		Ratch Group PCL	664,493
203,000		Robinson PCL	349,927
391,858		Siam Cement PCL	4,475,912
364,700		Siam Commercial Bank PCL	1,137,696
294,900		Srisawad Corp PCL	702,688
621,700		Thai Oil PCL	1,026,005
1,393,400		Thai Union Group PCL	681,722
7,335,631		TMB Bank PCL	329,992
371,800		Total Access Communication PCL	527,059
4,393,148		True Corp PCL	525,126
		TOTAL THAILAND	68,672,946

TURKEY - 0.5%
1,364,893	*	Akbank TAS	1,883,578
90,802		Anadolu Efes Biracilik Ve Malt Sanayii AS	375,157
112,555	*	Arcelik AS	392,347
143,019		Aselsan Elektronik Sanayi Ve Ticaret AS	559,640
203,157		BIM Birlesik Magazalar AS	1,653,555
681,750		Eregli Demir ve Celik Fabrikalari TAS	1,058,884
34,477		Ford Otomotiv Sanayi AS	431,699
466,615		Haci Omer Sabanci Holding AS	758,626
353,348		KOC Holding AS	1,150,019
84,018		TAV Havalimanlari Holding AS	382,198
61,162		Tupras Turkiye Petrol Rafine	1,149,056
285,468	*	Turk Hava Yollari	652,525
502,616		Turkcell Iletisim Hizmet AS	1,182,462
1,104,843	*	Turkiye Garanti Bankasi AS	2,192,526
753,373	*	Turkiye Is Bankasi (Series C)	909,970
		TOTAL TURKEY	14,732,242

UNITED ARAB EMIRATES - 0.6%
1,292,456		Abu Dhabi Commercial Bank PJSC	2,680,606
1,907,605		Aldar Properties PJSC	1,152,278
80,989		DP World Ltd	1,124,233
761,612		Dubai Islamic Bank PJSC	1,181,329
1,119,316		Emaar Malls Group PJSC	554,622
1,656,277		Emaar Properties PJSC	1,807,309
842,304		Emirates Telecommunications Group Co PJSC	3,733,330
1,307,654		National Bank of Abu Dhabi PJSC	5,486,432
		TOTAL UNITED ARAB EMIRATES	17,720,139
297

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 0.1%
2,367,155	e	Old Mutual Ltd	$2,728,573
		TOTAL UNITED KINGDOM	2,728,573

UNITED STATES - 3.9%
717,000		iShares MSCI Emerging Markets	30,192,870
189,442		iShares MSCI South Korea Index Fund	10,921,332
534,000		Nexteer Automotive Group Ltd	392,583
17,821	*	Titan Cement International S.A.	369,989
1,698,026		Vanguard Emerging Markets ETF	71,334,072
		TOTAL UNITED STATES	113,210,846

		TOTAL COMMON STOCKS	2,922,397,640
		(Cost $2,484,401,905)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
307,700	*,†	Ayala Land, Inc	605
		TOTAL PHILIPPINES	605

		TOTAL PREFERRED STOCKS	605
		(Cost $725)

RIGHTS / WARRANTS - 0.0%

BRAZIL - 0.0%
19,325		Centrais Eletricas Brasileiras S.A.	176,978
		TOTAL BRAZIL	176,978

CHINA - 0.0%
12,923	†	Legend Holdings Corp	2,163
		TOTAL CHINA	2,163

KOREA, REPUBLIC OF - 0.0%
6,988		HDC Hyundai Development Co-Engineering & Construction	14,735
		TOTAL KOREA, REPUBLIC OF	14,735

THAILAND - 0.0%
267,460		BTS Group Holdings	0
		TOTAL THAILAND	0

		TOTAL RIGHTS / WARRANTS	193,876
		(Cost $170,104)

SHORT-TERM INVESTMENTS - 0.4%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
11,432,563	c	State Street Navigator Securities Lending Government Money Market Portfolio	11,432,563
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	11,432,563
298

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

		VALUE

	TOTAL SHORT-TERM INVESTMENTS	$11,432,563
	(Cost $11,432,563)
	TOTAL INVESTMENTS - 100.3%	2,934,035,924
	(Cost $2,496,016,334)
	OTHER ASSETS & LIABILITIES, NET - (0.3)%	(8,560,701)
	NET ASSETS - 100.0%	$2,925,475,223

	Abbreviation(s):
	ADR American Depositary Receipt
	ETF Exchange Traded Fund
	GDR Global Depositary Receipt
	INR Indian Rupee
	REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $34,601,806.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/20, the aggregate value of these securities is $62,028,632 or 2.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

299

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2020

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$781,674,851	26.7%
INFORMATION TECHNOLOGY	446,803,772	15.3
CONSUMER DISCRETIONARY	402,980,194	13.8
COMMUNICATION SERVICES	330,962,035	11.3
MATERIALS	201,121,345	6.9
ENERGY	194,882,564	6.7
CONSUMER STAPLES	179,776,396	6.1
INDUSTRIALS	150,680,673	5.1
HEALTH CARE	81,515,726	2.8
REAL ESTATE	79,071,993	2.7
UTILITIES	73,133,812	2.5
SHORT-TERM INVESTMENTS	11,432,563	0.4
OTHER ASSETS & LIABILITIES, NET	(8,560,701)	(0.3)

NET ASSETS	$2,925,475,223	100.0%
300

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUSTRALIA - 7.5%
591,888		AGL Energy Ltd	$7,855,071
2,210,031		Alumina Ltd	3,182,973
3,192,883		AMP Ltd	3,852,846
1,072,494		APA Group	8,052,940
533,910		Aristocrat Leisure Ltd	12,733,310
2,107,920		AusNet Services	2,484,022
2,619,174		Australia & New Zealand Banking Group Ltd	44,584,532
169,545		Australian Stock Exchange Ltd	9,592,130
989,098	*,†	AZ BGP Holdings	2,648
452,833		Bendigo Bank Ltd	3,126,739
2,736,746		BHP Billiton Ltd	70,180,833
1,970,899		BHP Group plc	42,899,768
473,297		BlueScope Steel Ltd	4,429,572
1,072,781		Boral Ltd	3,535,402
1,458,427		Brambles Ltd	12,181,403
225,802		Caltex Australia Ltd	5,149,187
505,314		Challenger Financial Services Group Ltd	2,991,664
89,853		CIMIC Group Ltd	1,738,581
523,763		Coca-Cola Amatil Ltd	4,161,776
57,040		Cochlear Ltd	9,084,544
1,085,809		Coles Group Ltd	11,914,621
1,643,661		Commonwealth Bank of Australia	93,059,962
434,474		Computershare Ltd	5,130,291
375,843		Crown Resorts Ltd	2,921,683
427,091		CSL Ltd	87,839,208
1,036,704		Dexus Property Group	8,747,849
53,551		Flight Centre Travel Group Ltd	1,394,770
1,295,204		Fortescue Metals Group Ltd	9,594,644
1,796,927		GPT Group	7,169,906
465,431	e	Harvey Norman Holdings Ltd	1,306,125
1,448,687		Incitec Pivot Ltd	3,145,458
2,090,636		Insurance Australia Group Ltd	9,830,372
513,973		Lend Lease Corp Ltd	6,172,949
1,531,637		Macquarie Goodman Group	15,163,064
296,524		Macquarie Group Ltd	28,332,952
117,602		Magellan Financial Group Ltd	5,179,108
2,825,466		Medibank Pvt Ltd	5,805,572
3,634,693		Mirvac Group	8,199,726
2,653,651		National Australia Bank Ltd	45,329,971
713,146		Newcrest Mining Ltd	14,277,204
1,250,112		Oil Search Ltd	5,975,107
338,717		Orica Ltd	5,117,419
1,616,487		Origin Energy Ltd	8,744,661
655,878		Qantas Airways Ltd	2,780,787
1,197,015		QBE Insurance Group Ltd	10,896,575
301

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

2,022,126		QR National Ltd	$7,248,319
164,077		Ramsay Health Care Ltd	8,630,839
56,269		REA Group Ltd	4,257,586
342,238		Rio Tinto Ltd	22,207,251
1,050,681		Rio Tinto plc	56,184,338
1,630,752		Santos Ltd	9,359,565
5,132,469		Scentre Group	13,169,045
298,709		Seek Ltd	4,478,361
453,456		Sonic Healthcare Ltd	9,504,765
4,703,175		South32 Ltd	8,070,159
2,252,724		Stockland Trust Group	7,364,742
1,133,626		Suncorp-Metway Ltd	9,684,186
1,133,815		Sydney Airport	6,306,402
1,777,842		Tabcorp Holdings Ltd	5,533,950
4,042,498		Telstra Corp Ltd	10,308,166
378,090		TPG Telecom Ltd	1,879,669
2,599,372		Transurban Group	27,095,255
656,920		Treasury Wine Estates Ltd	5,642,651
3,092,007		Vicinity Centres	5,218,971
110,235		Washington H Soul Pattinson & Co Ltd	1,570,510
1,083,042		Wesfarmers Ltd	32,493,434
3,263,536		Westpac Banking Corp	54,538,344
134,906	e	Wisetech Global Ltd	2,204,481
862,561		Woodside Petroleum Ltd	19,761,735
1,200,237		Woolworths Ltd	33,335,183
332,435		WorleyParsons Ltd	3,322,892
		TOTAL AUSTRALIA	1,025,220,724

AUSTRIA - 0.2%
66,581		Andritz AG.	2,619,698
277,249		Erste Bank der Oesterreichischen Sparkassen AG.	10,179,848
65,106		Oest Elektrizitatswirts AG. (Class A)	3,445,660
134,190		OMV AG.	6,668,446
141,019		Raiffeisen International Bank Holding AG.	3,212,275
109,018		Voestalpine AG.	2,639,960
		TOTAL AUSTRIA	28,765,887

BELGIUM - 1.0%
162,467		Ageas	8,958,679
712,404		Anheuser-Busch InBev S.A.	53,743,754
1,297,200	*,g	Budweiser Brewing Co APAC Ltd	3,922,544
53,222		Colruyt S.A.	2,665,016
40,539	*	Galapagos NV	9,086,367
72,552		Groupe Bruxelles Lambert S.A.	7,291,015
229,449		KBC Groep NV	16,835,893
148,191		Proximus plc	4,222,272
70,096		Solvay S.A.	7,264,769
51,120		Telenet Group Holding NV	2,376,884
116,491		UCB S.A.	10,719,755
184,615		Umicore S.A.	8,500,292
		TOTAL BELGIUM	135,587,240

CHILE - 0.0%
388,258		Antofagasta plc	4,193,872
		TOTAL CHILE	4,193,872
302

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.1%
36,300	*	BeiGene Ltd (ADR)	$5,530,668
2,140,838		Yangzijiang Shipbuilding	1,469,532
		TOTAL CHINA	7,000,200

DENMARK - 1.9%
3,601		AP Moller - Maersk AS (Class A)	4,046,509
6,164		AP Moller - Maersk AS (Class B)	7,370,688
95,127		Carlsberg AS (Class B)	13,891,750
95,470		Christian Hansen Holding	7,105,139
115,971		Coloplast AS	14,621,765
611,651		Danske Bank AS	10,210,460
199,477		DSV AS	21,656,969
62,927	*	Genmab AS	14,485,183
63,037		H Lundbeck AS	2,678,591
142,722		ISS AS	3,467,489
1,639,366		Novo Nordisk AS	99,790,916
194,592		Novozymes AS	10,145,793
180,268	g	Orsted AS	19,662,142
95,012		Pandora AS	4,926,935
108,303		Tryg A.S.	3,281,565
176,618		Vestas Wind Systems AS	17,532,415
99,225	*,e	William Demant Holding A.S.	3,217,657
		TOTAL DENMARK	258,091,966

FINLAND - 1.1%
136,638		Elisa Oyj (Series A)	8,231,833
404,579		Fortum Oyj	9,790,768
328,348		Kone Oyj (Class B)	21,215,623
101,886		Metso Oyj	3,615,412
395,488		Neste Oil Oyj	15,737,534
5,268,151		Nokia Oyj (Turquoise)	20,507,340
115,350		Nokian Renkaat Oyj	3,109,951
3,040,658		Nordea Bank Abp	23,985,798
104,801		Orion Oyj (Class B)	4,951,533
405,876		Sampo Oyj (A Shares)	18,372,853
551,853		Stora Enso Oyj (R Shares)	7,163,326
495,548		UPM-Kymmene Oyj	15,613,932
410,530		Wartsila Oyj (B Shares)	5,042,426
		TOTAL FINLAND	157,338,329

FRANCE - 10.8%
158,459		Accor S.A.	6,487,346
27,485		Aeroports de Paris	5,200,170
432,248		Air Liquide	62,498,496
545,648		Airbus SE	80,136,008
191,304		Alstom RGPT	10,139,159
56,371	g	Amundi S.A.	4,562,695
68,395		Arkema	6,266,980
91,782		Atos Origin S.A.	7,611,341
1,814,751		AXA S.A.	48,257,055
44,226		BioMerieux	4,383,341
303

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,064,505		BNP Paribas S.A.	$56,490,643
797,780		Bollore	3,241,609
204,162		Bouygues S.A.	8,066,375
264,047		Bureau Veritas S.A.	7,275,759
147,918		Cap Gemini S.A.	18,370,033
551,649		Carrefour S.A.	9,334,832
54,142	e	Casino Guichard Perrachon S.A.	2,201,292
178,322		CNP Assurances	3,209,846
464,915		Compagnie de Saint-Gobain	17,540,476
1,129,330		Credit Agricole S.A.	15,257,406
563,452		Danone	45,089,925
2,308		Dassault Aviation S.A.	2,810,535
120,733		Dassault Systemes S.A.	20,900,544
222,079		Edenred	11,992,609
71,447		Eiffage S.A.	8,281,690
555,945		Electricite de France	6,863,291
259,945		Essilor International S.A.	38,487,066
38,059		Eurazeo	2,723,818
160,995	e	Eutelsat Communications	2,413,016
78,849		Faurecia	3,756,884
50,562		Fonciere Des Regions	5,999,900
1,668,095		Gaz de France	28,713,429
40,504		Gecina S.A.	7,654,528
450,817		Groupe Eurotunnel S.A.	7,952,987
28,854		Hermes International	21,546,040
26,522		Icade	2,964,952
25,796	e	Iliad S.A.	3,385,495
55,357		Ingenico	6,437,635
35,302		Ipsen	2,619,762
76,585		JC Decaux S.A.	2,046,919
70,771		Kering	43,242,535
178,291		Klepierre	6,060,444
242,479		Legrand S.A.	19,401,148
238,693		L’Oreal S.A.	66,391,420
259,113		LVMH Moet Hennessy Louis Vuitton S.A.	112,836,491
158,908		Michelin (C.G.D.E.) (Class B)	18,437,011
968,437		Natixis	4,089,594
1,913,928		Orange S. A.	27,055,223
202,513		Pernod-Ricard S.A.	35,062,462
565,735		Peugeot S.A.	11,648,624
199,276		Publicis Groupe S.A.	8,833,735
25,805	e	Remy Cointreau S.A.	2,717,613
187,026		Renault S.A.	7,315,191
304,875		Safran S.A.	49,157,158
1,047,408		Sanofi-Aventis	101,010,263
25,138		Sartorius Stedim Biotech	4,507,839
516,758		Schneider Electric S.A.	51,534,452
144,829		SCOR SE	6,155,650
20,474		SEB S.A.	2,628,801
771,952		Societe Generale	24,980,103
79,132	e	Sodexho Alliance S.A.	8,285,499
297,948		Suez Environnement S.A.	4,889,576
53,205		Teleperformance	13,349,005
97,511		Thales S.A.	10,699,991
304

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

2,252,223		Total S.A.	$109,662,303
77,317	*	Ubisoft Entertainment	5,863,838
113,135		Unibail-Rodamco-Westfield	15,382,906
12,983		Unibail-Rodamco-Westfield	1,765,292
230,804		Valeo S.A.	6,855,142
480,441		Veolia Environnement	14,173,190
469,011		Vinci S.A.	51,961,282
778,986		Vivendi Universal S.A.	21,304,694
24,007		Wendel	3,202,900
92,537	*,g	Worldline S.A.	6,520,697
		TOTAL FRANCE	1,486,153,959

GERMANY - 8.5%
170,434		Adidas-Salomon AG.	53,876,578
394,183		Allianz AG.	94,108,599
904,139		Aroundtown S.A.	8,559,319
856,202		BASF SE	57,790,778
871,554		Bayer AG.	69,946,991
306,271		Bayerische Motoren Werke AG.	21,816,125
52,475		Bayerische Motoren Werke AG. (Preference)	2,925,014
94,647		Beiersdorf AG.	10,748,745
141,366		Brenntag AG.	7,315,699
38,589		Carl Zeiss Meditec AG.	4,711,328
1,003,008		Commerzbank AG.	5,755,736
102,593		Continental AG.	11,707,621
165,244	g	Covestro AG.	6,963,841
858,379		Daimler AG. (Registered)	39,748,972
103,193	*,g	Delivery Hero AG.	7,940,029
489,780		Deutsche Annington Immobilien SE	27,954,732
1,859,863	e	Deutsche Bank AG. (Registered)	17,015,783
181,847		Deutsche Boerse AG.	29,518,036
224,607		Deutsche Lufthansa AG.	3,421,582
907,238		Deutsche Post AG.	31,653,408
3,158,957		Deutsche Telekom AG.	51,161,823
343,254		Deutsche Wohnen AG.	14,523,143
2,131,490		E.ON AG.	24,151,866
192,462		Evonik Industries AG.	5,274,184
34,500		Fraport AG. Frankfurt Airport Services Worldwide	2,566,005
196,310		Fresenius Medical Care AG.	15,093,284
384,872		Fresenius SE	19,651,688
63,584		Fuchs Petrolub AG. (Preference)	2,817,956
142,718		GEA Group AG.	4,273,365
53,469		Hannover Rueckversicherung AG.	10,381,883
136,153		HeidelbergCement AG.	9,182,314
104,510		Henkel KGaA	9,629,088
173,281		Henkel KGaA (Preference)	17,623,099
23,209		Hochtief AG.	2,684,473
1,171,328		Infineon Technologies AG.	25,163,572
63,112		KION Group AG.	3,950,296
44,206		Knorr-Bremse AG.	4,829,615
78,607		Lanxess AG.	4,714,308
126,113		Merck KGaA	16,171,400
176,183		Metro Wholesale & Food Specialist AG.	2,451,408
47,905		MTU Aero Engines Holding AG.	14,508,742
305

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

131,643		Muenchener Rueckver AG.	$38,813,644
143,638		Porsche AG.	9,685,638
80,440		Puma AG. Rudolf Dassler Sport	6,441,053
529,967		RWE AG.	18,372,457
914,769		SAP AG.	119,131,399
32,418		Sartorius AG.	7,544,115
710,709	*	Siemens AG.	87,657,496
152,917	g	Siemens Healthineers AG.	7,186,373
127,007		Symrise AG.	13,050,593
835,818		Telefonica Deutschland Holding AG.	2,533,391
376,813		ThyssenKrupp AG.	4,633,310
399,651		TUI AG.	4,094,615
185,472		Uniper SE	6,076,181
114,376		United Internet AG.	3,697,614
30,659		Volkswagen AG.	5,613,773
174,186		Volkswagen AG. (Preference)	31,251,176
108,980	e	Wirecard AG.	16,099,114
128,051	*,g	Zalando SE	6,131,071
		TOTAL GERMANY	1,162,295,441

HONG KONG - 2.9%
11,301,738		AIA Group Ltd	111,988,306
277,812		ASM Pacific Technology	3,743,448
1,150,221		Bank of East Asia Ltd	2,480,993
3,424,044		BOC Hong Kong Holdings Ltd	11,318,461
2,397,803		CK Asset Holdings Ltd	15,319,450
558,369		CK Infrastructure Holdings Ltd	3,895,633
1,600,959		CLP Holdings Ltd	16,649,240
372,615		Dairy Farm International Holdings Ltd	1,918,967
1,885,971		Hang Lung Properties Ltd	3,939,654
692,468		Hang Seng Bank Ltd	13,997,082
1,285,108		Henderson Land Development Co Ltd	5,769,688
3,030,627		HK Electric Investments & HK Electric Investments Ltd	3,028,051
3,742,931		HKT Trust and HKT Ltd	5,587,187
9,850,995		Hong Kong & China Gas Ltd	18,851,635
1,379,985		Hong Kong Electric Holdings Ltd	9,962,682
1,100,501		Hong Kong Exchanges and Clearing Ltd	36,159,635
1,063,555		Hongkong Land Holdings Ltd	5,645,302
200,361		Jardine Matheson Holdings Ltd	11,168,510
204,150		Jardine Strategic Holdings Ltd	6,247,042
681,448		Kerry Properties Ltd	1,900,769
2,019,107		Link REIT	20,418,241
204,245		Melco Crown Entertainment Ltd (ADR)	4,119,622
1,375,897		MTR Corp	7,716,938
5,772,049		New World Development Co Ltd	7,210,053
1,441,078		NWS Holdings Ltd	1,851,716
5,127,780		PCCW Ltd	3,020,125
2,794,781		Sino Land Co	3,808,832
2,039,375		SJM Holdings Ltd	2,273,692
1,469,519		Sun Hung Kai Properties Ltd	20,470,918
443,446		Swire Pacific Ltd (Class A)	3,893,799
1,056,054		Swire Properties Ltd	3,278,420
1,273,931		Techtronic Industries Co	10,164,816
662,000	e	Vitasoy International Holdings Ltd	2,386,166
306

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

8,937,186	g	WH Group Ltd	$8,410,798
1,124,914		Wharf Real Estate Investment Co Ltd	5,809,335
752,194		Wheelock & Co Ltd	4,578,728
740,957		Yue Yuen Industrial Holdings	2,060,235
		TOTAL HONG KONG	401,044,169

IRELAND - 0.6%
115,398	*	AerCap Holdings NV	6,532,681
776,355		AIB Group plc	2,276,151
923,492		Bank of Ireland Group plc	4,497,614
745,323		CRH plc	27,984,498
67,097	*,†	Irish Bank Resolution Corp Ltd	0
152,630		Kerry Group plc (Class A)	19,517,318
138,597		Kingspan Group plc	8,554,014
72,028	e	Paddy Power plc	8,170,585
209,698		Smurfit Kappa Group plc	7,251,769
		TOTAL IRELAND	84,784,630

ISRAEL - 0.6%
39,693		Azrieli Group	2,925,251
1,045,990		Bank Hapoalim Ltd	8,980,489
1,348,533		Bank Leumi Le-Israel	9,695,857
119,192	*	Check Point Software Technologies	13,624,837
24,756		Elbit Systems Ltd	3,780,302
644,403		Israel Chemicals Ltd	2,706,734
1,059,823		Israel Discount Bank Ltd	4,806,966
118,986		Mizrahi Tefahot Bank Ltd	3,238,981
60,095	*	Nice Systems Ltd	10,358,191
1,028,870	*	Teva Pharmaceutical Industries Ltd (ADR)	10,700,248
44,095	*	Wix.com Ltd	6,291,916
		TOTAL ISRAEL	77,109,772

ITALY - 2.1%
1,001,683		Assicurazioni Generali S.p.A.	19,518,459
456,343		Autostrade S.p.A.	11,197,805
13,804,719		Banca Intesa S.p.A.	34,284,220
573,161		Davide Campari-Milano S.p.A	5,540,161
7,683,978		Enel S.p.A.	66,975,965
2,338,046		ENI S.p.A.	32,750,357
110,121		Ferrari NV	18,583,107
557,466		FinecoBank Banca Fineco S.p.A	6,522,681
374,431		Finmeccanica S.p.A.	4,600,252
572,147		Mediobanca S.p.A.	5,707,506
165,389		Moncler S.p.A	7,118,721
361,672	g	Pirelli & C S.p.A	1,751,619
481,498	g	Poste Italiane S.p.A	5,515,578
222,222		Prysmian S.p.A.	4,929,347
106,410		Recordati S.p.A.	4,553,349
2,021,876		Snam Rete Gas S.p.A.	10,836,569
5,352,336		Telecom Italia RSP	2,814,082
8,090,380	*,e	Telecom Italia S.p.A.	4,343,759
1,361,668		Terna Rete Elettrica Nazionale S.p.A.	9,499,383
1,923,575		UniCredit S.p.A.	25,693,769
		TOTAL ITALY	282,736,689
307

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

JAPAN - 24.0%
35,783	e	ABC-Mart, Inc	$2,295,684
341,074		Acom Co Ltd	1,597,629
186,500		Advantest Corp	9,729,847
596,945	e	Aeon Co Ltd	12,209,599
107,273	e	AEON Financial Service Co Ltd	1,675,878
94,314	e	Aeon Mall Co Ltd	1,567,149
169,873		Air Water, Inc	2,333,225
156,921		Aisin Seiki Co Ltd	5,223,903
434,788		Ajinomoto Co, Inc	7,160,894
173,161		Alfresa Holdings Corp	3,479,186
97,180		All Nippon Airways Co Ltd	3,035,339
197,780		Alps Electric Co Ltd	3,550,712
315,796		Amada Co Ltd	3,288,967
104,088		Aozora Bank Ltd	2,804,739
331,821		Asahi Breweries Ltd	15,382,560
172,473		Asahi Glass Co Ltd	5,813,777
189,200		Asahi Intecc Co Ltd	5,212,961
1,183,865		Asahi Kasei Corp	12,108,982
871,499		Ashikaga Holdings Co Ltd	1,931,311
1,747,261		Astellas Pharma, Inc	30,874,312
56,399		Bank of Kyoto Ltd	2,254,027
62,434		Benesse Holdings, Inc	1,715,053
1,771		BLife Investment Corp	4,725,081
519,112		Bridgestone Corp	18,386,435
208,261		Brother Industries Ltd	4,022,010
83,689		Calbee, Inc	2,736,674
914,277	*	Canon, Inc	23,976,275
177,043	*	Casio Computer Co Ltd	3,281,559
131,471		Central Japan Railway Co	25,805,334
40,816		Century Leasing System, Inc	2,076,289
518,643		Chiba Bank Ltd	2,812,381
644,972		Chubu Electric Power Co, Inc	8,759,162
216,448		Chugai Pharmaceutical Co Ltd	22,170,486
305,503		Chugoku Electric Power Co, Inc	4,032,090
111,964	e	Coca-Cola West Japan Co Ltd	2,946,992
1,058,423		Concordia Financial Group Ltd	3,989,811
147,821		Credit Saison Co Ltd	2,371,195
94,300		CyberAgent, Inc	3,757,784
219,433		Dai Nippon Printing Co Ltd	6,050,764
232,131		Daicel Chemical Industries Ltd	2,197,421
96,989		Daifuku Co Ltd	5,839,793
1,033,546		Dai-ichi Mutual Life Insurance Co	15,339,049
527,230		Daiichi Sankyo Co Ltd	35,628,671
231,280		Daikin Industries Ltd	32,589,051
66,159		Daito Trust Construction Co Ltd	7,793,302
521,694		Daiwa House Industry Co Ltd	16,424,181
1,398,872		Daiwa Securities Group, Inc	7,074,475
402,353		Denso Corp	16,505,387
199,247		Dentsu, Inc	6,602,850
25,285		Disco Corp	5,824,226
422,972		Don Quijote Co Ltd	6,825,401
275,681		East Japan Railway Co	24,274,132
308

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

235,696		Eisai Co Ltd	$17,762,436
133,049		Electric Power Development Co	3,000,424
229,144	e	FamilyMart Co Ltd	5,011,422
181,629		Fanuc Ltd	33,080,067
55,360		Fast Retailing Co Ltd	29,776,815
120,199		Fuji Electric Holdings Co Ltd	3,519,666
567,396		Fuji Heavy Industries Ltd	14,191,990
329,686		Fujifilm Holdings Corp	16,373,683
180,012		Fujitsu Ltd	19,033,151
177,093		Fukuoka Financial Group, Inc	3,068,907
37,300		GMO Payment Gateway, Inc	2,398,514
209,481		Hakuhodo DY Holdings, Inc	2,968,143
125,966		Hamamatsu Photonics KK	5,326,001
204,437		Hankyu Hanshin Holdings, Inc	8,294,441
21,483		Hikari Tsushin, Inc	5,280,604
266,437		Hino Motors Ltd	2,494,902
29,767		Hirose Electric Co Ltd	3,691,976
47,345	e	Hisamitsu Pharmaceutical Co, Inc	2,394,224
95,282		Hitachi Chemical Co Ltd	3,988,810
109,937	*	Hitachi Construction Machinery Co Ltd	2,946,086
64,896		Hitachi High-Technologies Corp	4,640,060
904,255	*	Hitachi Ltd	34,440,803
195,346		Hitachi Metals Ltd	3,002,353
1,542,825		Honda Motor Co Ltd	39,458,340
54,392		Hoshizaki Electric Co Ltd	5,003,623
356,596	*	Hoya Corp	34,128,168
279,355		Hulic Co Ltd	3,387,070
186,792		Idemitsu Kosan Co Ltd	4,662,004
131,563		Iida Group Holdings Co Ltd	2,217,338
971,517		Inpex Holdings, Inc	9,068,303
306,451		Isetan Mitsukoshi Holdings Ltd	2,392,487
138,138		Ishikawajima-Harima Heavy Industries Co Ltd	3,271,594
522,364		Isuzu Motors Ltd	5,117,834
1,233,932		Itochu Corp	28,825,845
111,200		Itochu Techno-Science Corp	3,274,704
211,740		J Front Retailing Co Ltd	2,548,685
103,757		Japan Airlines Co Ltd	2,918,730
46,245		Japan Airport Terminal Co Ltd	2,131,392
394,332	e	Japan Post Bank Co Ltd	3,649,901
1,440,264		Japan Post Holdings Co Ltd	13,101,604
210,300	*	Japan Post Insurance Co Ltd	3,548,506
743		Japan Prime Realty Investment Corp	3,437,378
1,219		Japan Real Estate Investment Corp	8,901,528
2,442		Japan Retail Fund Investment Corp	5,225,407
1,090,070		Japan Tobacco, Inc	23,048,938
476,507		JFE Holdings, Inc	5,642,739
210,307		JGC Corp	3,021,295
182,798		JSR Corp	3,255,819
227,232		JTEKT Corp	2,409,563
3,000,000		JX Holdings, Inc	12,759,528
420,410		Kajima Corp	5,333,479
132,745		Kakaku.com, Inc	3,467,883
91,755		Kamigumi Co Ltd	1,960,585
649,248		Kansai Electric Power Co, Inc	7,286,396
309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

167,283		Kansai Paint Co Ltd	$4,004,405
458,210		Kao Corp	36,545,520
142,100		Kawasaki Heavy Industries Ltd	2,801,466
1,618,632		KDDI Corp	48,913,526
102,838		Keihan Electric Railway Co Ltd	4,650,439
203,134		Keihin Electric Express Railway Co Ltd	3,739,276
105,246		Keio Corp	6,020,067
137,616		Keisei Electric Railway Co Ltd	4,978,538
170,022		Keyence Corp	57,154,063
132,560		Kikkoman Corp	6,423,541
173,362		Kintetsu Corp	9,136,742
757,878		Kirin Brewery Co Ltd	16,644,904
45,064		Kobayashi Pharmaceutical Co Ltd	3,628,501
99,597	*	Koito Manufacturing Co Ltd	4,322,152
881,134		Komatsu Ltd	19,482,770
88,756		Konami Corp	3,437,292
431,384		Konica Minolta Holdings, Inc	2,633,218
30,663		Kose Corp	3,948,200
972,275		Kubota Corp	15,225,423
294,056		Kuraray Co Ltd	3,534,695
90,286		Kurita Water Industries Ltd	2,640,270
295,350		Kyocera Corp	19,406,364
255,094		Kyowa Hakko Kogyo Co Ltd	5,997,068
406,233		Kyushu Electric Power Co, Inc	3,345,244
170,521		Kyushu Railway Co	5,579,333
53,858	e	Lawson, Inc	3,117,205
54,326	*	LINE Corp	2,676,962
219,909		Lion Corp	4,177,542
247,846		LIXIL Group Corp	4,121,037
403,862	*	M3, Inc	11,754,508
205,846		Makita Corp	7,873,512
1,467,119		Marubeni Corp	10,542,148
170,142		Marui Co Ltd	3,935,029
48,180		Maruichi Steel Tube Ltd	1,336,859
537,157		Mazda Motor Corp	4,508,785
72,611		McDonald’s Holdings Co Japan Ltd	3,451,307
163,248		Mediceo Paltac Holdings Co Ltd	3,459,222
101,977		MEIJI Holdings Co Ltd	7,176,509
70,800	*,e	Mercari, Inc	1,232,994
343,872		Minebea Co Ltd	6,680,056
262,606		MISUMI Group, Inc	6,516,123
1,231,995		Mitsubishi Chemical Holdings Corp	8,903,592
1,251,755		Mitsubishi Corp	32,089,512
1,721,311		Mitsubishi Electric Corp	23,866,230
1,081,800		Mitsubishi Estate Co Ltd	21,186,470
161,704		Mitsubishi Gas Chemical Co, Inc	2,448,189
292,048		Mitsubishi Heavy Industries Ltd	10,653,143
99,817		Mitsubishi Materials Corp	2,510,466
648,578		Mitsubishi Motors Corp	2,416,428
11,553,892		Mitsubishi UFJ Financial Group, Inc	59,324,806
384,437		Mitsubishi UFJ Lease & Finance Co Ltd	2,407,960
1,547,677		Mitsui & Co Ltd	27,526,379
178,510		Mitsui Chemicals, Inc	3,920,300
818,396		Mitsui Fudosan Co Ltd	21,675,628
310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

112,221		Mitsui OSK Lines Ltd	$2,698,338
435,309		Mitsui Sumitomo Insurance Group Holdings, Inc	14,457,773
305,609		Mitsui Trust Holdings, Inc	11,267,779
22,135,226		Mizuho Financial Group, Inc	32,825,000
114,400		MonotaRO Co Ltd	2,744,196
537,338		Murata Manufacturing Co Ltd	30,421,281
112,377		Nabtesco Corp	3,220,132
167,921		Nagoya Railroad Co Ltd	4,926,510
192,898		Namco Bandai Holdings, Inc	11,209,006
223,725		NEC Corp	9,958,748
449,789	*	Nexon Co Ltd	6,091,462
240,238		NGK Insulators Ltd	4,027,993
154,375		NGK Spark Plug Co Ltd	2,712,583
208,291		Nidec Corp	26,196,904
293,326		Nikon Corp	3,541,907
104,178		Nintendo Co Ltd	38,322,461
1,241		Nippon Building Fund, Inc	10,052,971
71,390		Nippon Express Co Ltd	3,720,064
74,905		Nippon Meat Packers, Inc	3,288,112
132,439		Nippon Paint Co Ltd	6,330,745
1,867		Nippon ProLogis REIT, Inc	5,367,149
46,300	*	Nippon Shinyaku Co Ltd	4,104,884
759,346		Nippon Steel Corp	10,536,287
1,177,626		Nippon Telegraph & Telephone Corp	30,025,971
152,790		Nippon Yusen Kabushiki Kaisha	2,433,016
115,074		Nissan Chemical Industries Ltd	4,755,307
2,173,788		Nissan Motor Co Ltd	11,795,615
179,510		Nisshin Seifun Group, Inc	3,065,125
68,460		Nissin Food Products Co Ltd	5,138,514
78,171		Nitori Co Ltd	12,147,848
148,057		Nitto Denko Corp	8,230,206
314,075		NKSJ Holdings, Inc	11,735,035
3,106,752		Nomura Holdings, Inc	15,904,716
114,474		Nomura Real Estate Holdings, Inc	2,819,036
3,786		Nomura Real Estate Master Fund, Inc	6,666,686
309,373		Nomura Research Institute Ltd	6,807,965
363,927		NSK Ltd	3,035,586
573,308		NTT Data Corp	8,053,377
1,211,397		NTT DoCoMo, Inc	34,418,676
591,482		Obayashi Corp	6,486,767
64,786		Obic Co Ltd	8,827,839
303,560		Odakyu Electric Railway Co Ltd	6,733,397
801,343		OJI Paper Co Ltd	4,071,300
1,108,168		Olympus Corp	17,904,935
179,099		Omron Corp	10,256,085
346,680		Ono Pharmaceutical Co Ltd	7,982,939
43,789	*	Oracle Corp Japan	3,790,270
191,380		Oriental Land Co Ltd	24,924,369
1,230,030		ORIX Corp	20,778,235
2,408	*	Orix JREIT, Inc	5,087,693
341,395		Osaka Gas Co Ltd	5,777,039
465,963		Osaka Securities Exchange Co Ltd	8,350,720
98,573		Otsuka Corp	3,843,840
359,885		Otsuka Holdings KK	15,988,032
311

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

2,063,698		Panasonic Corp	$20,509,062
106,334		Park24 Co Ltd	2,670,333
85,600	*	PeptiDream, Inc	4,052,101
107,500		Pigeon Corp	3,793,903
78,156		Pola Orbis Holdings, Inc	1,693,229
792,597	*	Rakuten, Inc	6,114,451
1,268,673		Recruit Holdings Co Ltd	49,448,147
724,099	*	Renesas Electronics Corp	4,555,540
1,955,134		Resona Holdings, Inc	8,062,673
613,180		Ricoh Co Ltd	6,957,411
28,218		Rinnai Corp	2,011,434
86,914		Rohm Co Ltd	6,252,198
219,790		Ryohin Keikaku Co Ltd	3,674,582
37,853		Sankyo Co Ltd	1,271,716
325,843		Santen Pharmaceutical Co Ltd	6,077,155
221,118	*	SBI Holdings, Inc	5,125,650
203,965		Secom Co Ltd	17,898,462
159,383		Sega Sammy Holdings, Inc	2,170,354
179,675		Seibu Holdings, Inc	2,800,694
254,857		Seiko Epson Corp	3,726,560
330,387		Sekisui Chemical Co Ltd	5,502,736
572,872	e	Sekisui House Ltd	12,317,980
686,888		Seven & I Holdings Co Ltd	26,337,561
568,376		Seven Bank Ltd	1,699,760
129,402		SG Holdings Co Ltd	2,735,992
206,815		Sharp Corp	2,805,476
202,465		Shimadzu Corp	5,682,168
18,878		Shimamura Co Ltd	1,418,366
73,110		Shimano, Inc	11,209,768
532,250		Shimizu Corp	5,459,198
340,101		Shin-Etsu Chemical Co Ltd	38,895,193
184,096	*,e	Shinsei Bank Ltd	2,818,732
245,780		Shionogi & Co Ltd	14,617,543
365,830		Shiseido Co Ltd	23,552,358
425,548		Shizuoka Bank Ltd	2,987,499
137,492	e	Showa Denko KK	3,287,799
53,491	*	SMC Corp	23,090,410
1,596,100		Softbank Corp	21,897,037
1,466,972		Softbank Group Corp	59,228,342
77,206		Sohgo Security Services Co Ltd	4,007,081
1,186,745		Sony Corp	82,985,327
140,279		Sony Financial Holdings, Inc	3,229,806
90,900	*	Square Enix Co Ltd	4,462,236
117,029		Stanley Electric Co Ltd	3,014,085
98,433		Start Today Co Ltd	1,639,475
249,899		Sumco Corp	3,821,293
1,468,694		Sumitomo Chemical Co Ltd	6,240,771
1,094,826		Sumitomo Corp	16,285,172
145,265		Sumitomo Dainippon Pharma Co Ltd	2,493,668
696,283		Sumitomo Electric Industries Ltd	9,282,583
114,717		Sumitomo Heavy Industries Ltd	3,005,228
222,545		Sumitomo Metal Mining Co Ltd	6,327,054
1,245,762		Sumitomo Mitsui Financial Group, Inc	43,800,226
303,545		Sumitomo Realty & Development Co Ltd	11,175,164
312

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

148,933		Sumitomo Rubber Industries, Inc	$1,636,371
61,057		Sundrug Co Ltd	2,069,106
141,950		Suntory Beverage & Food Ltd	6,009,919
65,952		Suzuken Co Ltd	2,528,595
344,240		Suzuki Motor Corp	15,750,957
154,125		Sysmex Corp	11,026,139
536,149		T&D Holdings, Inc	5,714,969
111,698		Taiheiyo Cement Corp	3,006,335
184,497		Taisei Corp	7,365,810
30,658		Taisho Pharmaceutical Holdings Co Ltd	2,165,863
117,458		Taiyo Nippon Sanso Corp	2,574,554
1,393,373		Takeda Pharmaceutical Co Ltd	53,510,234
121,949		TDK Corp	12,911,413
154,560		Teijin Ltd	2,763,348
165,972		Temp Holdings Co Ltd	2,967,276
622,754		Terumo Corp	22,416,501
123,185		THK Co Ltd	3,071,117
176,090		Tobu Railway Co Ltd	6,203,113
117,142	e	Toho Co Ltd	4,315,365
74,920		Toho Gas Co Ltd	2,894,311
366,337		Tohoku Electric Power Co, Inc	3,433,684
586,543		Tokio Marine Holdings, Inc	31,838,256
1,392,518	*	Tokyo Electric Power Co, Inc	5,514,214
146,343		Tokyo Electron Ltd	32,187,562
382,505		Tokyo Gas Co Ltd	8,409,752
448,644		Tokyu Corp	7,906,135
566,624		Tokyu Fudosan Holdings Corp	3,994,323
253,290		Toppan Printing Co Ltd	5,048,076
1,278,061		Toray Industries, Inc	8,362,751
455,987		Toshiba Corp	14,573,507
255,330		Tosoh Corp	3,601,407
130,332		Toto Ltd	5,295,971
130,124		Toyo Seikan Kaisha Ltd	2,201,386
86,099		Toyo Suisan Kaisha Ltd	3,607,195
62,599		Toyoda Gosei Co Ltd	1,420,282
135,333		Toyota Industries Corp	7,319,830
2,128,986		Toyota Motor Corp	148,023,412
198,544		Toyota Tsusho Corp	6,864,074
115,131	*	Trend Micro, Inc	6,015,639
32,759		Tsuruha Holdings, Inc	4,009,757
389,122		Uni-Charm Corp	13,317,170
2,778		United Urban Investment Corp	4,981,454
192,623		USS Co Ltd	3,496,034
46,500	e	Welcia Holdings Co Ltd	2,553,485
145,277		West Japan Railway Co	12,291,860
2,425,419		Yahoo! Japan Corp	9,633,612
124,811		Yakult Honsha Co Ltd	6,277,410
535,540		Yamada Denki Co Ltd	2,699,261
130,860		Yamaha Corp	6,685,230
260,479		Yamaha Motor Co Ltd	4,833,870
280,974		Yamato Transport Co Ltd	4,499,312
120,877		Yamazaki Baking Co Ltd	2,300,348
230,465	e	Yaskawa Electric Corp	7,889,220
208,473		Yokogawa Electric Corp	3,627,439
313

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

109,232		Yokohama Rubber Co Ltd	$1,856,640
		TOTAL JAPAN	3,296,396,077

LUXEMBOURG - 0.2%
665,775		ArcelorMittal	9,778,910
10,804	e	Eurofins Scientific	5,810,978
87,063		Millicom International Cellular S.A.	4,111,447
336,539		SES Global S.A.	4,130,256
445,845		Tenaris S.A.	4,607,620
		TOTAL LUXEMBOURG	28,439,211

MACAU - 0.2%
2,040,361		Galaxy Entertainment Group Ltd	13,353,313
2,249,667		Sands China Ltd	10,848,580
1,500,253		Wynn Macau Ltd	3,114,008
		TOTAL MACAU	27,315,901

NETHERLANDS - 4.7%
396,936	g	ABN AMRO Group NV (ADR)	6,908,852
9,661	*,g	Adyen NV	8,877,560
1,809,074		Aegon NV	7,326,562
208,016		Akzo Nobel NV	19,629,950
624,141	*	Altice NV (Class A)	4,011,454
398,569		ASML Holding NV	111,853,215
166,793		DSM NV	20,299,627
101,394		EXOR NV	7,471,528
102,404		Heineken Holding NV	10,064,031
234,824		Heineken NV	25,550,491
3,705,817		ING Groep NV	40,234,816
1,131,942		Koninklijke Ahold Delhaize NV	27,779,494
3,453,366		Koninklijke KPN NV	9,675,766
840,624		Koninklijke Philips Electronics NV	38,498,418
65,090		Koninklijke Vopak NV	3,485,322
289,910		NN Group NV	10,062,342
259,990		NXP Semiconductors NV	32,982,331
452,598	*	Prosus NV	32,647,545
108,227		Randstad Holdings NV	6,216,125
3,988,002		Royal Dutch Shell plc (A Shares)	104,726,359
3,485,407		Royal Dutch Shell plc (B Shares)	91,584,645
251,475		Wolters Kluwer NV	18,896,206
		TOTAL NETHERLANDS	638,782,639

NEW ZEALAND - 0.3%
697,413	*	a2 Milk Co Ltd	6,682,004
942,732		Auckland International Airport Ltd	5,247,370
540,957		Fisher & Paykel Healthcare Corp	8,092,038
785,837		Fletcher Building Ltd	2,804,830
1,172,684		Meridian Energy Ltd	4,029,846
611,586		Mighty River Power Ltd	2,060,374
404,771		Ryman Healthcare Ltd	4,291,270
1,687,456		Telecom Corp of New Zealand Ltd	5,054,138
		TOTAL NEW ZEALAND	38,261,870
314

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

NORWAY - 0.6%
103,120		Aker BP ASA	$2,904,615
886,490		DNB NOR Holding ASA	15,498,123
940,901		Equinor ASA	16,980,979
219,177		Gjensidige Forsikring BA	4,776,801
1,283,487		Norsk Hydro ASA	4,011,339
691,068		Orkla ASA	6,671,422
412,308		PAN Fish ASA	9,834,269
104,664		Schibsted ASA (B Shares)	2,956,380
689,385		Telenor ASA	12,457,909
162,493		Yara International ASA	5,901,004
		TOTAL NORWAY	81,992,841

PORTUGAL - 0.2%
2,267,822		Energias de Portugal S.A.	11,372,971
461,962		Galp Energia SGPS S.A.	6,980,494
270,653		Jeronimo Martins SGPS S.A.	4,657,370
		TOTAL PORTUGAL	23,010,835

RUSSIA - 0.0%
474,929		Evraz plc	2,205,010
		TOTAL RUSSIA	2,205,010

SINGAPORE - 1.2%
2,922,168		Ascendas REIT	6,728,381
2,801,637		CapitaCommercial Trust	4,216,429
2,349,826		CapitaLand Ltd	6,192,201
2,620,545		CapitaMall Trust	4,817,975
399,245		City Developments Ltd	3,077,114
1,910,229		ComfortDelgro Corp Ltd	3,021,670
1,646,405		DBS Group Holdings Ltd	30,328,499
5,402,184		Genting Singapore Ltd	3,380,898
85,744		Jardine Cycle & Carriage Ltd	1,823,118
1,308,265		Keppel Corp Ltd	6,358,592
1,887,500		Mapletree Commercial Trust	3,241,478
2,972,894		Oversea-Chinese Banking Corp	23,394,020
877,845		SembCorp Industries Ltd	1,353,365
502,086		Singapore Airlines Ltd	3,130,016
809,125		Singapore Airport Terminal Services Ltd	2,693,183
858,760		Singapore Exchange Ltd	5,448,290
1,362,216	e	Singapore Press Holdings Ltd	2,001,607
1,680,671		Singapore Technologies Engineering Ltd	5,033,936
203,100		Singapore Telecommunications Ltd	488,711
7,710,499		Singapore Telecommunications Ltd	18,548,525
2,303,064		Suntec Real Estate Investment Trust	3,093,906
1,154,288		United Overseas Bank Ltd	21,529,926
391,097		UOL Group Ltd	2,271,911
253,013		Venture Corp Ltd	2,987,694
1,692,756		Wilmar International Ltd	4,820,278
		TOTAL SINGAPORE	169,981,723

SOUTH AFRICA - 0.2%
970,766		Anglo American plc	25,331,259
		TOTAL SOUTH AFRICA	25,331,259
315

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

SPAIN - 2.8%
236,534		ACS Actividades Construccion y Servicios S.A.	$7,864,055
59,858	g	Aena S.A.	11,078,524
395,593	e	Amadeus IT Holding S.A.	31,016,890
6,257,075		Banco Bilbao Vizcaya Argentaria S.A.	32,390,330
5,283,415		Banco de Sabadell S.A.	4,760,601
15,620,932		Banco Santander S.A.	61,560,390
1,220,648		Bankia S.A.	2,218,313
609,754		Bankinter S.A.	3,954,009
3,331,962		CaixaBank S.A.	9,738,556
236,346	g	Cellnex Telecom SAU	11,754,705
1,012,987		Corp Mapfre S.A.	2,592,391
241,453		Enagas	6,505,665
310,357		Endesa S.A.	8,521,500
478,774		Ferrovial S.A.	15,208,462
293,779		Gas Natural SDG S.A.	7,748,352
281,471	e	Grifols S.A.	9,453,264
5,785,599		Iberdrola S.A.	63,302,194
102,764	*	Iberdrola S.A. - Interim	1,124,377
1,040,237		Industria De Diseno Textil S.A.	34,980,119
405,861		Red Electrica Corp S.A.	8,119,755
1,409,705		Repsol YPF S.A.	19,401,445
218,018		Siemens Gamesa Renewable Energy	3,474,902
4,251,822		Telefonica S.A.	28,758,074
		TOTAL SPAIN	385,526,873

SWEDEN - 2.4%
289,965		Alfa Laval AB	7,238,432
918,883		Assa Abloy AB	21,810,870
634,652		Atlas Copco AB (A Shares)	22,462,880
373,278		Atlas Copco AB (B Shares)	11,602,750
271,132		Boliden AB	6,436,732
208,981		Electrolux AB (Series B)	4,964,626
354,495		Epiroc AB	4,006,395
611,371		Epiroc AB (Class A)	7,072,654
2,855,950		Ericsson (LM) (B Shares)	22,454,685
547,408		Essity AB	17,377,968
738,235	e	Hennes & Mauritz AB (B Shares)	16,196,716
244,776		Hexagon AB (B Shares)	13,306,943
381,244		Husqvarna AB (B Shares)	2,873,351
93,077		ICA Gruppen AB	4,092,543
155,496		Industrivarden AB	3,665,288
420,334		Investor AB (B Shares)	23,015,387
224,350		Kinnevik AB	5,413,144
68,457		Lundbergs AB (B Shares)	2,971,853
183,391		Lundin Petroleum AB	5,577,778
1,076,337		Sandvik AB	19,644,965
279,511		Securitas AB (B Shares)	4,399,326
1,521,595		Skandinaviska Enskilda Banken AB (Class A)	15,036,284
307,317		Skanska AB (B Shares)	7,113,381
377,711		SKF AB (B Shares)	6,913,855
1,415,151		Svenska Handelsbanken AB	13,864,524
847,230		Swedbank AB (A Shares)	13,008,139
316

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

156,546		Swedish Match AB	$8,850,817
497,505		Tele2 AB (B Shares)	7,505,905
2,520,865		TeliaSonera AB	10,780,339
1,427,361		Volvo AB (B Shares)	24,398,922
		TOTAL SWEDEN	334,057,452

SWITZERLAND - 9.9%
1,729,444		ABB Ltd	40,264,801
143,468		Adecco S.A.	8,405,523
379,997	*	Alcon, Inc	22,449,384
44,446		Baloise Holding AG.	8,030,443
2,707		Barry Callebaut AG.	5,979,029
489,762		Cie Financiere Richemont S.A.	35,567,847
183,489		Clariant AG.	4,130,291
195,708		Coca-Cola HBC AG.	7,188,780
2,442,641		Credit Suisse Group	30,887,066
37,413		Dufry Group	3,243,314
7,404		EMS-Chemie Holding AG.	4,844,747
33,471		Geberit AG.	17,663,699
8,362		Givaudan S.A.	27,590,178
10,265,644		Glencore Xstrata plc	30,022,829
463,674		Holcim Ltd	23,564,280
217,413		Julius Baer Group Ltd	10,863,613
48,416		Kuehne & Nagel International AG.	7,825,081
1,074		Lindt & Spruengli AG.	9,015,044
103		Lindt & Spruengli AG. (Registered)	9,613,476
69,420		Lonza Group AG.	28,510,083
2,789,169		Nestle S.A.	307,624,703
1,999,121		Novartis AG.	188,853,156
33,549		Pargesa Holding S.A.	2,687,573
16,864		Partners Group	15,438,214
50,246		Phonak Holding AG.	12,600,257
653,541		Roche Holding AG.	219,242,321
36,855		Schindler Holding AG.	9,519,843
18,205		Schindler Holding AG. (Registered)	4,526,173
4,733		SGS S.A.	13,691,017
118,477		Sika AG.	21,305,174
647,248		STMicroelectronics NV	18,020,708
9,402		Straumann Holding AG.	8,961,349
27,142		Swatch Group AG.	6,808,476
53,983		Swatch Group AG. (Registered)	2,624,230
30,824		Swiss Life Holding	15,494,431
76,386		Swiss Prime Site AG.	9,325,598
271,767		Swiss Re Ltd	30,687,627
25,345		Swisscom AG.	13,905,871
61,225		Temenos Group AG.	9,849,164
3,663,522		UBS AG.	45,499,528
41,630		Vifor Pharma AG.	7,671,441
138,526		Zurich Financial Services AG.	57,504,585
		TOTAL SWITZERLAND	1,357,500,947

UNITED ARAB EMIRATES - 0.0%
121,704		NMC Health plc	2,069,726
		TOTAL UNITED ARAB EMIRATES	2,069,726
317

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 14.2%
886,862		3i Group plc	$12,900,974
170,963		Admiral Group plc	5,089,821
429,895		Ashtead Group plc	13,876,107
351,748		Associated British Foods plc	12,175,288
1,233,036		AstraZeneca plc	120,624,885
917,227	g	Auto Trader Group plc	6,768,018
58,097		Aveva Group plc	3,767,283
3,718,851		Aviva plc	19,488,599
2,934,515		BAE Systems plc	24,394,494
16,187,890		Barclays plc	35,747,946
938,179		Barratt Developments plc	9,932,998
121,747		Berkeley Group Holdings plc	8,424,185
19,002,279		BP plc	114,395,657
2,132,778		British American Tobacco plc	94,044,645
825,208		British Land Co plc	6,035,033
7,685,629		BT Group plc	16,331,565
337,643		Bunzl plc	8,745,041
376,354		Burberry Group plc	9,649,868
5,262,966		Centrica plc	5,896,164
2,524,099		CK Hutchison Holdings Ltd	22,302,206
972,884		CNH Industrial NV	9,266,710
226,122		Coca-Cola European Partners plc (Class A)	11,896,278
1,501,921		Compass Group plc	37,130,799
129,747		Croda International plc	8,520,328
89,606		DCC plc	7,234,963
2,224,478		Diageo plc	87,962,760
1,238,137		Direct Line Insurance Group plc	5,514,487
148,326		easyJet plc	2,722,749
871,478		Experian Group Ltd	30,334,376
1,018,410		Fiat DaimlerChrysler Automobiles NV	13,267,047
4,694,203		GlaxoSmithKline plc	110,217,117
1,403,217		Group 4 Securicor plc	3,611,130
532,150		GVC Holdings plc	6,153,110
341,283		Halma plc	9,472,808
260,415		Hargreaves Lansdown plc	5,911,293
18,821,540		HSBC Holdings plc	136,836,000
877,883		Imperial Tobacco Group plc	22,510,873
1,135,419		Informa plc	11,598,299
155,106		InterContinental Hotels Group plc	9,553,910
158,640		Intertek Group plc	12,037,288
3,343,639		ITV plc	5,957,058
1,580,349		J Sainsbury plc	4,215,194
403,457		JD Sports Fashion plc	4,363,069
178,577		Johnson Matthey plc	6,122,701
1,947,633		Kingfisher plc	5,228,921
637,912		Land Securities Group plc	7,887,344
5,616,909		Legal & General Group plc	22,590,664
65,452,903		Lloyds TSB Group plc	48,862,819
301,142		London Stock Exchange Group plc	31,120,250
2,332,021	*	M&G plc	7,358,793
1,783,844		Marks & Spencer Group plc	4,136,616
715,854		Meggitt plc	6,368,298
318

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

4,587,854		Melrose Industries plc	$14,060,344
313,550		Micro Focus International plc	4,210,816
445,812		Mondi plc	9,070,831
3,275,211		National Grid plc	43,516,661
129,232		Next plc	11,744,531
421,399	*	Ocado Ltd	6,794,502
720,792		Pearson plc	5,379,940
290,983		Persimmon plc	11,714,421
2,457,985		Prudential plc	43,703,881
665,243		Reckitt Benckiser Group plc	55,064,360
1,843,955		RELX plc	48,923,484
1,822,840		Rentokil Initial plc	11,226,075
1,607,568		Rolls-Royce Group plc	14,159,993
4,558,897		Royal Bank of Scotland Group plc	13,057,610
927,254		RSA Insurance Group plc	6,727,475
1,087,609		Sage Group plc	10,588,561
113,762		Schroders plc	4,816,621
971,443		Scottish & Southern Energy plc	19,337,327
1,048,791		Segro plc	12,593,778
222,178		Severn Trent plc	7,566,425
835,191		Smith & Nephew plc	20,095,446
357,631		Smiths Group plc	7,951,852
67,099		Spirax-Sarco Engineering plc	7,882,449
482,202		St. James’s Place plc	7,252,167
2,549,068		Standard Chartered plc	21,196,618
2,211,001		Standard Life Aberdeen plc	8,785,244
3,000,479		Taylor Wimpey plc	8,522,546
8,974,799		Tesco plc	29,190,694
1,382,198		Unilever NV	80,654,248
1,041,131		Unilever plc	62,104,841
620,205		United Utilities Group plc	8,298,783
25,028,961		Vodafone Group plc	49,174,839
254,091		Weir Group plc	4,509,165
122,307		Whitbread plc	7,209,856
2,211,728		WM Morrison Supermarkets plc	5,303,315
1,160,157		WPP plc	14,424,871
		TOTAL UNITED KINGDOM	1,943,369,399

UNITED STATES - 0.3%
150,886		Carnival plc	6,162,441
34,515	*	CyberArk Software Ltd	4,771,009
209,278		Ferguson plc	18,793,542
433,229		James Hardie Industries NV	9,108,965
207,603	*	QIAGEN NV (Turquoise)	6,934,099
		TOTAL UNITED STATES	45,770,056

		TOTAL COMMON STOCKS	13,510,334,697
		(Cost $11,600,627,741)
319

TIAA-CREF FUNDS - International Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 1.1%
$14,000,000		Federal Agricultural Mortgage Corp (FAMC)	1.554%	04/02/20	$13,963,977
22,703,000		Federal Home Loan Bank (FHLB)	1.550	02/03/20	22,703,000
29,670,000		FHLB	1.500 - 1.520	02/04/20	29,668,722
13,372,000		FHLB	1.522 - 1.532	02/26/20	13,358,758
10,200,000		FHLB	1.522 - 1.542	03/10/20	10,184,088
6,020,000		FHLB	1.564	03/31/20	6,005,131
26,760,000		FHLB	1.534 - 1.564	04/01/20	26,692,312
33,550,000		Federal National Mortgage Association (FNMA)	1.491	02/13/20	33,535,555
		TOTAL GOVERNMENT AGENCY DEBT			156,111,543

TREASURY DEBT - 0.2%
10,780,000		United States Treasury Bill	1.465	02/06/20	10,778,686
20,010,000		United States Treasury Bill	1.477	02/18/20	19,997,758
		TOTAL TREASURY DEBT			30,776,444

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
76,955,307	c	State Street Navigator Securities Lending Government Money Market Portfolio			76,955,307
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			76,955,307

		TOTAL SHORT-TERM INVESTMENTS			263,843,294
		(Cost $263,830,033)
		TOTAL INVESTMENTS - 100.4%			13,774,177,991
		(Cost $11,864,457,774)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(54,311,287)
		NET ASSETS - 100.0%			$13,719,866,704

		Abbreviation(s):
		ADR American Depositary Receipt
		REIT Real Estate Investment Trust

	*	Non-income producing
	†	Security is categorized as Level 3 in the fair value hierarchy.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $119,518,598.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/20, the aggregate value of these securities is $123,955,046 or 0.9% of net assets.

Futures contracts outstanding as of January 31, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	1,686	03/20/20	$171,470,529	$166,618,950	$(4,851,579)
320

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2020

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$2,471,188,082	18.0%
INDUSTRIALS	2,025,658,765	14.8
HEALTH CARE	1,700,326,839	12.4
CONSUMER STAPLES	1,556,397,002	11.3
CONSUMER DISCRETIONARY	1,529,565,429	11.1
INFORMATION TECHNOLOGY	957,315,957	7.0
MATERIALS	927,639,151	6.8
COMMUNICATION SERVICES	701,332,588	5.1
ENERGY	615,837,047	4.5
UTILITIES	544,082,463	4.0
REAL ESTATE	480,991,374	3.5
SHORT-TERM INVESTMENTS	263,843,294	1.9
OTHER ASSETS & LIABILITIES, NET	(54,311,287)	(0.4)

NET ASSETS	$13,719,866,704	100.0%
321

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 96.9%

CORPORATE BONDS - 51.9%

ARGENTINA - 0.6%
$2,020,000	g	AES Argentina Generacion S.A.	7.750%	02/02/24	$1,696,800
1,950,000	g	YPF S.A.	6.950	07/21/27	1,662,375
		TOTAL ARGENTINA			3,359,175

BRAZIL - 6.8%
2,000,000	g	Banco Bradesco S.A.	2.850	01/27/23	2,012,000
2,500,000	g	Banco BTG Pactual S.A.	4.500	01/10/25	2,568,750
2,500,000	g	Banco Votorantim S.A.	4.500	09/24/24	2,625,000
1,775,000	g	BRF S.A.	4.875	01/24/30	1,824,700
2,875,000	g	Cosan Ltd	5.500	09/20/29	3,063,341
1,250,000	g	Globo Comunicacao e Participacoes S.A.	4.875	01/22/30	1,275,650
2,500,000	g	GUSAP III LP	4.250	01/21/30	2,623,750
2,750,000	g	Itau Unibanco Holding S.A.	4.500	11/21/29	2,823,563
2,325,000	g	Klabin Finance S.A.	4.875	09/19/27	2,444,179
2,500,000	g	NBM US Holdings, Inc	6.625	08/06/29	2,690,625
844,221	g	Odebrecht Offshore Drilling Finance Ltd	6.720	12/01/22	835,779
3,747,296	†,g,o	Odebrecht Offshore Drilling Finance Ltd	7.720	12/01/26	918,125
527,012	†,g,j,	Odebrecht Oil & Gas Finance Ltd	0.000	N/A‡	3,953
714,000	o	Oi S.A.	10.000	07/27/25	689,310
2,118,000		Petrobras Global Finance BV	5.093	01/15/30	2,324,187
1,700,000		Petrobras Global Finance BV	5.625	05/20/43	1,916,410
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	2,440,700
2,750,000	g	Rede D’or Finance Sarl	4.500	01/22/30	2,763,750
2,000,000	g	Rio Oil Finance Trust	8.200	04/06/28	2,340,000
775,000		Suzano Austria GmbH	6.000	01/15/29	874,975
1,525,000	g	Suzano Austria GmbH	7.000	03/16/47	1,822,070
		TOTAL BRAZIL			40,880,817

CHILE - 3.7%
1,550,000	g	AES Gener S.A.	6.350	10/07/79	1,618,975
1,650,000	g	Banco del Estado de Chile	2.704	01/09/25	1,662,375
750,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	764,775
2,325,000	g	Celulosa Arauco y Constitucion S.A.	5.150	01/29/50	2,380,800
1,800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	1,915,468
1,800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.150	01/14/30	1,830,312
2,150,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.375	02/05/49	2,409,730
2,075,000	g	Embotelladora Andina S.A.	3.950	01/21/50	2,077,594
2,100,000		Enel Chile S.A.	4.875	06/12/28	2,357,250
950,000	g	Inversiones CMPC S.A.	3.850	01/13/30	971,375
322

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,600,000	g	Latam Finance Ltd	7.000%	03/01/26	$2,822,326
1,375,000	g	Sociedad Quimica y Minera de Chile S.A.	4.250	05/07/29	1,472,969
		TOTAL CHILE			22,283,949

CHINA - 2.4%
3,100,000		China Evergrande Group	8.250	03/23/22	2,940,954
2,300,000		Country Garden Holdings Co Ltd	4.750	07/25/22	2,323,545
1,725,000		JD.com, Inc	3.375	01/14/30	1,765,147
1,825,000	g	Prosus NV	3.680	01/21/30	1,877,361
2,600,000		Shimao Property Holdings Ltd	5.200	01/30/25	2,684,552
2,425,000		Weibo Corp	3.500	07/05/24	2,508,579
		TOTAL CHINA			14,100,138

COLOMBIA - 3.5%
2,125,000		Bancolombia S.A.	3.000	01/29/25	2,137,771
1,675,000		Bancolombia S.A.	4.625	12/18/29	1,726,088
2,000,000	g	Colombia Telecomunicaciones S.A. ESP	5.375	09/27/22	2,017,520
2,300,000		Ecopetrol S.A.	5.875	05/28/45	2,764,600
2,735,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,873,801
2,750,000	g	Geopark Ltd	5.500	01/17/27	2,743,125
2,075,000	g	Grupo Aval Ltd	4.375	02/04/30	2,099,381
1,650,000	g	Millicom International Cellular S.A.	6.250	03/25/29	1,818,795
1,600,000	g	Promigas S.A. ESP	3.750	10/16/29	1,622,016
950,000	g	Termocandelaria Power Ltd	7.875	01/30/29	1,041,447
		TOTAL COLOMBIA			20,844,544

COSTA RICA - 0.2%
952,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	975,810
		TOTAL COSTA RICA			975,810

DOMINICAN REPUBLIC - 0.5%
2,500,000	g	Aeropuertos Dominicanos Siglo XXI S.A.	6.750	03/30/29	2,771,875
		TOTAL DOMINICAN REPUBLIC			2,771,875
ECUADOR - 0.5%
2,500,000	g	International Airport Finance S.A.	12.000	03/15/33	2,743,750
		TOTAL ECUADOR			2,743,750

GHANA - 0.4%
1,000,000	g	Tullow Oil plc	6.250	04/15/22	907,500
1,725,000	g	Tullow Oil plc	7.000	03/01/25	1,395,128
		TOTAL GHANA			2,302,628

INDIA - 3.6%
2,825,000	g	Adani Green Energy UP Ltd	6.250	12/10/24	3,061,210
2,100,000	g	Adani Ports & Special Economic Zone Ltd	4.375	07/03/29	2,218,523
2,100,000	g	Azure Power Energy Ltd	5.500	11/03/22	2,152,928
323

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$400,000	g	Azure Power Solar Energy Pvt Ltd	5.650%	12/24/24	$413,859
	1,250,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	1,347,971
	2,250,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,334,292
	2,300,000		Indian Railway Finance Corp Ltd	3.835	12/13/27	2,455,150
	2,800,000	g	Muthoot Finance Ltd	6.125	10/31/22	2,903,626
	2,200,000	g	Power Finance Corp Ltd	3.950	04/23/30	2,211,272
	2,300,000	g	Vedanta Resources Finance II plc	9.250	04/23/26	2,223,709
			TOTAL INDIA			21,322,540

INDONESIA - 3.9%
	2,500,000	g	Adaro Indonesia PT	4.250	10/31/24	2,462,500
IDR	12,280,000,000	g	Jasa Marga Persero Tbk PT	7.500	12/11/20	892,039
	$2,000,000	g	Listrindo Capital BV	4.950	09/14/26	2,059,000
	1,605,825	g	LLPL Capital Pte Ltd	6.875	02/04/39	1,878,815
	300,000	g	Medco Oak Tree Pte Ltd	7.375	05/14/26	310,183
	2,200,000	g	Medco Platinum Road Pte Ltd	6.750	01/30/25	2,254,754
	2,300,000	g	Minejesa Capital BV	5.625	08/10/37	2,501,549
	850,000	g	Pertamina Persero PT	3.650	07/30/29	885,819
	1,250,000	g	Pertamina Persero PT	4.700	07/30/49	1,335,402
	1,400,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	1,467,277
	2,000,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	2,270,000
	2,000,000	g	Perusahaan Listrik Negara PT	6.150	05/21/48	2,545,200
	2,116,000	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,303,123
			TOTAL INDONESIA			23,165,661

ISRAEL - 1.2%
	2,050,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	2,050,000
	2,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	2,197,157
	1,800,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,536,660
	1,450,000		Teva Pharmaceutical Finance Netherlands III BV	6.750	03/01/28	1,510,175
			TOTAL ISRAEL			7,293,992

JAMAICA - 0.1%
	2,586,517	†,g,o	Digicel Group Two Ltd	9.125	04/01/24	439,708
			TOTAL JAMAICA			439,708

KAZAKHSTAN - 2.5%
KZT	453,000,000	g	Development Bank of Kazakhstan JSC	8.950	05/04/23	1,122,809
	$1,098,937	g	Kazkommertsbank JSC	5.500	12/21/22	1,101,667
	1,800,000	g	KazMunayGas National Co JSC	4.750	04/19/27	2,021,426
	3,000,000	g	KazMunayGas National Co JSC	5.375	04/24/30	3,566,793
	1,550,000	g	KazMunayGas National Co JSC	6.375	10/24/48	2,073,323
	2,475,000	g	KazTransGas JSC	4.375	09/26/27	2,653,642
324

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,500,000	g	Tengizchevroil Finance Co International Ltd	4.000%	08/15/26	$2,635,160
		TOTAL KAZAKHSTAN			15,174,820

KOREA, REPUBLIC OF - 0.4%
2,250,000	g	POSCO	2.500	01/17/25	2,264,364
		TOTAL KOREA, REPUBLIC OF			2,264,364

KUWAIT - 0.4%
2,500,000	g	NBK Tier Financing 2 Ltd	4.500	N/A‡	2,501,450
		TOTAL KUWAIT			2,501,450

MACAU - 0.5%
375,000	g	Melco Resorts Finance Ltd	5.375	12/04/29	374,590
1,325,000	g	MGM China Holdings Ltd	5.875	05/15/26	1,371,375
1,550,000	g	Wynn Macau Ltd	4.875	10/01/24	1,565,500
		TOTAL MACAU			3,311,465

MALAYSIA - 0.5%
3,000,000		1MDB Global Investments Ltd	4.400	03/09/23	2,974,649
		TOTAL MALAYSIA			2,974,649

MEXICO - 5.7%
2,750,000	g	Aerovias de Mexico S.A.	7.000	02/05/25	2,750,000
800,000	g	BBVA Bancomer S.A.	5.350	11/12/29	832,008
2,625,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,792,370
2,500,000	g	Cemex SAB de C.V.	5.700	01/11/25	2,562,525
2,700,000		Coca-Cola Femsa SAB de C.V.	2.750	01/22/30	2,780,350
2,156,025	g	Cometa Energia S.A. de C.V.	6.375	04/24/35	2,469,080
2,500,000	g	Grupo Bimbo SAB de C.V.	4.000	09/06/49	2,514,075
1,350,000	g	Industrias Penoles SAB de C.V.	4.150	09/12/29	1,405,363
2,691,000	g	Mexico City Airport Trust	4.250	10/31/26	2,892,300
2,000,000		Petroleos Mexicanos	4.875	01/18/24	2,115,000
2,100,000		Petroleos Mexicanos	5.350	02/12/28	2,130,240
4,647,000	g	Petroleos Mexicanos	6.840	01/23/30	5,035,024
2,075,000		Petroleos Mexicanos	6.350	02/12/48	2,051,864
1,885,000	g	PLA Administradora Industrial S de RL de C.V.	4.962	07/18/29	2,040,513
		TOTAL MEXICO			34,370,712

MOROCCO - 0.6%
2,500,000	g	OCP S.A.	6.875	04/25/44	3,299,943
		TOTAL MOROCCO			3,299,943

NIGERIA - 0.4%
2,500,000	g	IHS Netherlands Holdco BV	7.125	03/18/25	2,653,270
		TOTAL NIGERIA			2,653,270
325

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

PANAMA - 1.5%
	$2,500,000	g	Banco General S.A.	4.125%	08/07/27	$2,646,900
	675,000	g	C&W Senior Financing Designated Activity Co	7.500	10/15/26	728,325
	2,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	2,147,500
	1,175,000	g	Cable Onda S.A.	4.500	01/30/30	1,214,703
	2,300,000	g	Empresa de Transmision Electrica S.A.	5.125	05/02/49	2,693,898
			TOTAL PANAMA			9,431,326

PARAGUAY - 0.2%
	1,000,000	g	Telefonica Celular del Paraguay S.A.	5.875	04/15/27	1,068,285
			TOTAL PARAGUAY			1,068,285

PERU - 1.8%
PEN	9,000,000	g	Alicorp SAA	6.875	04/17/27	2,903,869
	$1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru	6.375	06/01/28	1,708,403
	2,300,000	g	Inkia Energy Ltd	5.875	11/09/27	2,426,523
	975,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	1,046,302
	2,000,000	g	Petroleos del Peru S.A.	5.625	06/19/47	2,410,640
			TOTAL PERU			10,495,737

RUSSIA - 1.1%
	1,475,000	g	Alfa Bank AO Via Alfa Bond Issuance plc	5.950	04/15/30	1,523,675
	2,300,000	g	Gazprom OAO Via Gaz Capital S.A.	5.150	02/11/26	2,576,496
	2,250,000	g	Sovcombank Via SovCom	8.000	04/07/30	2,428,307
			TOTAL RUSSIA			6,528,478

SINGAPORE - 0.4%
	2,500,000	g	BOC Aviation Ltd	3.000	09/11/29	2,514,148
			TOTAL SINGAPORE			2,514,148

SOUTH AFRICA - 2.1%
	2,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	2,002,491
	2,000,000	g	Eskom Holdings SOC Ltd	6.750	08/06/23	2,022,383
	1,600,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	1,722,933
	2,300,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	2,622,069
	2,100,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,374,200
	3,500,000	g	Petra Diamonds US Treasury plc	7.250	05/01/22	2,135,000
			TOTAL SOUTH AFRICA			12,879,076

THAILAND - 0.9%
	2,500,000	g	Bangkok Bank PCL	3.733	09/25/34	2,601,581
	2,750,000	g	PTTEP Treasury Center Co Ltd	3.903	12/06/59	2,936,694
			TOTAL THAILAND			5,538,275
326

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

TURKEY - 1.7%
	$1,900,000	g	Akbank TAS	7.200%	03/16/27	$1,938,320
	500,000	g	Akbank TAS	6.797	04/27/28	500,600
	2,000,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,995,000
	2,050,000	g	Turkiye Is Bankasi	6.125	04/25/24	2,130,140
	1,800,000	g	Turkiye Sise ve Cam Fabrikalari AS.	6.950	03/14/26	1,977,562
	1,800,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	1,862,443
			TOTAL TURKEY			10,404,065

UKRAINE - 2.1%
	2,500,000	g	Kernel Holding S.A.	6.500	10/17/24	2,637,573
	2,250,000	g	Metinvest BV	7.750	10/17/29	2,368,575
	1,800,000	g	MHP Lux S.A.	6.950	04/03/26	1,879,184
	2,700,000	g	NAK Naftogaz Ukraine via Kondor Finance plc	7.625	11/08/26	2,877,596
	2,400,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	2,598,480
			TOTAL UKRAINE			12,361,408

UNITED ARAB EMIRATES - 1.2%
	1,975,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	2,323,749
	2,100,000	g	DP World Ltd	5.625	09/25/48	2,490,120
	2,500,000	g	MDGH-GMTN BV	3.700	11/07/49	2,614,988
			TOTAL UNITED ARAB EMIRATES			7,428,857

ZAMBIA - 0.5%
	3,000,000	g	First Quantum Minerals Ltd	7.500	04/01/25	2,955,000
			TOTAL ZAMBIA			2,955,000

			TOTAL CORPORATE BONDS			310,639,915
			(Cost $295,278,191)

GOVERNMENT BONDS - 45.0%

ANGOLA - 1.2%
	2,250,000	g	Angolan Government International Bond	8.250	05/09/28	2,426,383
	1,775,000	g	Angolan Government International Bond	8.000	11/26/29	1,879,112
	2,500,000	g	Angolan Government International Bond	9.375	05/08/48	2,710,402
			TOTAL ANGOLA			7,015,897

ARGENTINA - 1.0%
	2,375,000	†	Argentina Republic Government International Bond	5.625	01/26/22	1,168,500
	2,000,000	†	Argentina Republic Government International Bond	7.500	04/22/26	908,000
	4,000,000	†	Argentina Republic Government International Bond	7.125	06/28/17	1,726,000
ARS	18,500,000		Argentina Treasury Bond BONCER	2.500	07/22/21	702,027
	$2,650,000	†,g	Provincia de Buenos Aires	7.875	06/15/27	987,125
			TOTAL ARGENTINA			5,491,652
327

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

ARMENIA - 0.5%
	$2,950,000	g	Republic of Armenia International Bond	3.950%	09/26/29	$2,978,208
			TOTAL ARMENIA			2,978,208

AZERBAIJAN - 0.7%
	3,523,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	4,219,117
			TOTAL AZERBAIJAN			4,219,117

BAHRAIN - 0.5%
	3,000,000	g	Bahrain Government International Bond	5.625	09/30/31	3,200,515
			TOTAL BAHRAIN			3,200,515

BARBADOS - 0.4%
	7,000	g	Barbados Government International Bond	6.500	02/01/21	6,986
	2,214,800	g	Barbados Government International Bond	6.500	10/01/29	2,228,642
			TOTAL BARBADOS			2,235,628

BERMUDA - 0.7%
	3,500,000	g	Bermuda Government International Bond	4.750	02/15/29	4,025,000
			TOTAL BERMUDA			4,025,000

BRAZIL - 1.8%
BRL	7,715,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	2,010,611
	6,850,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/29	1,939,353
	$2,150,000		Brazilian Government International Bond	7.125	01/20/37	2,835,334
	3,625,000		Brazilian Government International Bond	5.625	02/21/47	4,241,286
			TOTAL BRAZIL			11,026,584

COLOMBIA - 0.9%
	3,675,000		Colombia Government International Bond	3.000	01/30/30	3,709,913
COP	5,125,000,000		Colombian TES	7.500	08/26/26	1,664,453
			TOTAL COLOMBIA			5,374,366

COSTA RICA - 0.7%
	$1,400,000	g	Costa Rica Government International Bond	6.125	02/19/31	1,489,250
	3,500,000	g	Costa Rica Government International Bond	5.625	04/30/43	3,249,750
			TOTAL COSTA RICA			4,739,000

DOMINICAN REPUBLIC - 1.8%
	3,600,000	g	Dominican Republic Government International Bond	6.875	01/29/26	4,104,036
DOP	80,000,000	g	Dominican Republic Government International Bond	11.250	02/05/27	1,595,728
	52,000,000	g	Dominican Republic Government International Bond	10.375	01/11/30	975,961
	$3,160,000	g	Dominican Republic Government International Bond	7.450	04/30/44	3,776,232
			TOTAL DOMINICAN REPUBLIC			10,451,957
328

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

ECUADOR - 2.0%
	$2,500,000	g	Ecuador Government International Bond	7.875%	03/27/25	$2,137,500
	2,000,000	g	Ecuador Government International Bond	9.650	12/13/26	1,775,000
	1,150,000	g	Ecuador Government International Bond	9.650	12/13/26	1,017,762
	1,750,000	g	Ecuador Government International Bond	8.875	10/23/27	1,480,937
	2,500,000	g	Ecuador Government International Bond	7.875	01/23/28	2,031,275
	3,500,000	g	Ecuador Government International Bond	10.750	01/31/29	3,171,910
	125,000	g	Petroamazonas EP	4.625	02/16/20	124,900
	520,833	g	Petroamazonas EP	4.625	11/06/20	518,241
			TOTAL ECUADOR			12,257,525

EGYPT - 2.7%
EGP	12,500,000		Egypt Government International Bond	16.000	06/11/22	819,762
	$3,875,000	g	Egypt Government International Bond	5.577	02/21/23	4,071,370
	2,200,000	g	Egypt Government International Bond	6.588	02/21/28	2,345,509
	1,450,000	g	Egypt Government International Bond	7.600	03/01/29	1,625,235
	1,225,000	g	Egypt Government International Bond	7.053	01/15/32	1,305,576
	4,050,000	g	Egypt Government International Bond	8.500	01/31/47	4,633,453
	1,000,000	g	Egypt Government International Bond	8.150	11/20/59	1,094,907
			TOTAL EGYPT			15,895,812

EL SALVADOR - 0.9%
	3,100,000	g	El Salvador Government International Bond	7.625	02/01/41	3,603,781
	1,445,000	g	El Salvador Government International Bond	7.125	01/20/50	1,581,552
			TOTAL EL SALVADOR			5,185,333

GHANA - 0.9%
GHS	2,965,000	g	Citigroup Global Markets Holdings, Inc	24.500	06/28/21	568,808
	$2,825,000	g	Ghana Government International Bond	8.125	03/26/32	2,899,168
	2,000,000	g	Ghana Government International Bond	8.627	06/16/49	2,004,568
			TOTAL GHANA			5,472,544

GREECE - 0.4%
EUR	2,225,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	2,643,070
			TOTAL GREECE			2,643,070

GUATEMALA - 1.0%
	$1,500,000	g	Guatemala Government International Bond	4.500	05/03/26	1,582,500
	1,650,000	g	Guatemala Government International Bond	4.375	06/05/27	1,724,250
	1,975,000	g	Guatemala Government International Bond	6.125	06/01/50	2,344,325
			TOTAL GUATEMALA			5,651,075

HONDURAS - 0.4%
	2,000,000	g	Honduras Government International Bond	6.250	01/19/27	2,218,000
			TOTAL HONDURAS			2,218,000
329

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

INDONESIA - 1.2%
	$1,700,000	g	Indonesia Government International Bond	4.625%	04/15/43	$1,953,017
IDR	31,000,000,000		Indonesia Treasury Bond	8.375	09/15/26	2,507,128
	35,300,000,000		Indonesia Treasury Bond	8.375	03/15/34	2,840,803
			TOTAL INDONESIA			7,300,948

IRAQ - 0.9%
	$3,350,000	g	Iraq Government International Bond	6.752	03/09/23	3,382,369
	1,600,000	g	Iraq Government International Bond	5.800	01/15/28	1,536,944
			TOTAL IRAQ			4,919,313

ISRAEL - 0.5%
	3,000,000		State of Israel	2.500	01/15/30	3,083,403
			TOTAL ISRAEL			3,083,403

JAMAICA - 1.5%
	2,950,000		Jamaica Government International Bond	8.000	03/15/39	4,048,905
	3,550,000		Jamaica Government International Bond	7.875	07/28/45	4,828,036
			TOTAL JAMAICA			8,876,941

JORDAN - 0.4%
	2,000,000	g	Jordan Government International Bond	7.375	10/10/47	2,197,337
			TOTAL JORDAN			2,197,337

KENYA - 1.1%
	1,450,000	g	Kenya Government International Bond	6.875	06/24/24	1,571,366
	2,250,000	g	Kenya Government International Bond	8.000	05/22/32	2,455,338
	1,325,000	g	Kenya Government International Bond	8.250	02/28/48	1,427,137
KES	117,000,000		Kenya Infrastructure Bond	12.500	01/10/33	1,256,316
			TOTAL KENYA			6,710,157

LEBANON - 0.4%
	$3,200,000		Lebanon Government International Bond	6.250	11/04/24	1,201,216
	3,800,000		Lebanon Government International Bond	6.850	03/23/27	1,399,893
			TOTAL LEBANON			2,601,109

MEXICO - 0.8%
MXN	51,100,000		Mexican Bonos	7.500	06/03/27	2,841,512
	30,000,000		Mexican Bonos	7.750	05/29/31	1,717,774
			TOTAL MEXICO			4,559,286

MONGOLIA - 0.3%
	$1,400,000	g	Mongolia Government International Bond	8.750	03/09/24	1,582,216
			TOTAL MONGOLIA			1,582,216
330

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

MOROCCO - 0.5%
	$2,300,000	g	Morocco Government International Bond	5.500%	12/11/42	$2,903,128
			TOTAL MOROCCO			2,903,128

NAMIBIA - 0.2%
	1,400,000	g	Namibia Government International Bond	5.250	10/29/25	1,470,905
			TOTAL NAMIBIA			1,470,905

NIGERIA - 1.6%
	2,200,000	g	Nigeria Government International Bond	7.625	11/21/25	2,487,384
	4,475,000	g	Nigeria Government International Bond	6.500	11/28/27	4,608,515
	2,500,000	g	Nigeria Government International Bond	7.696	02/23/38	2,515,222
			TOTAL NIGERIA			9,611,121

OMAN - 0.6%
	1,500,000	g	Oman Government International Bond	5.375	03/08/27	1,551,724
	1,200,000	g	Oman Government International Bond	6.500	03/08/47	1,185,196
	750,000	g	Oman Government International Bond	6.750	01/17/48	748,254
			TOTAL OMAN			3,485,174

PAKISTAN - 0.5%
	3,200,000	g	Pakistan Government International Bond	6.875	12/05/27	3,381,902
			TOTAL PAKISTAN			3,381,902

PANAMA - 0.4%
	2,400,000	g	Panama Notas del Tesoro	3.750	04/17/26	2,546,400
			TOTAL PANAMA			2,546,400

PARAGUAY - 1.0%
	2,525,000	g	Paraguay Government International Bond	4.700	03/27/27	2,793,307
	2,500,000	g	Paraguay Government International Bond	5.400	03/30/50	2,928,150
			TOTAL PARAGUAY			5,721,457

PERU - 0.6%
PEN	4,450,000	g	Peruvian Government International Bond	6.950	08/12/31	1,618,615
	3,500,000	g	Peruvian Government International Bond	5.400	08/12/34	1,111,442
	1,400,000	g	Peruvian Government International Bond	6.900	08/12/37	511,635
			TOTAL PERU			3,241,692

REPUBLIC OF SERBIA - 0.6%
RSD	158,000,000		Serbia Treasury Bonds	5.750	07/21/23	1,657,879
	182,000,000		Serbia Treasury Bonds	5.875	02/08/28	2,057,618
			TOTAL REPUBLIC OF SERBIA			3,715,497
331

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

ROMANIA - 0.5%
EUR	1,600,000	g	Romanian Government International Bond	2.000%	01/28/32	$1,828,191
	900,000	g	Romanian Government International Bond	3.375	01/28/50	1,060,528
			TOTAL ROMANIA			2,888,719

RUSSIA - 1.7%
RUB	170,300,000		Russian Federal Bond-OFZ	7.100	10/16/24	2,800,791
	75,000,000		Russian Federal Bond-OFZ	7.950	10/07/26	1,297,126
	$2,800,000	g	Russian Foreign Bond - Eurobond	5.100	03/28/35	3,421,877
	2,000,000	g	Russian Foreign Bond - Eurobond	5.250	06/23/47	2,620,055
			TOTAL RUSSIA			10,139,849

RWANDA - 0.4%
	2,500,000	g	Rwanda Government International Bond	6.625	05/02/23	2,694,405
			TOTAL RWANDA			2,694,405

SAUDI ARABIA - 0.5%
	1,000,000	g,h	Saudi Government International Bond	2.500	02/03/27	1,005,865
	1,500,000	g,h	Saudi Government International Bond	3.750	01/21/55	1,530,997
			TOTAL SAUDI ARABIA			2,536,862

SENEGAL - 0.7%
	2,400,000	g	Senegal Government International Bond	6.250	05/23/33	2,562,933
	1,500,000	g	Senegal Government International Bond	6.750	03/13/48	1,536,763
			TOTAL SENEGAL			4,099,696

SOUTH AFRICA - 1.4%
	3,050,000		South Africa Government International Bond	5.875	06/22/30	3,327,382
	1,000,000		South Africa Government International Bond	5.750	09/30/49	985,152
ZAR	59,300,000		South Africa Government International Bond	7.000	02/28/31	3,352,858
	$1,250,000		South Africa Government International Bond	5.375	07/24/44	1,213,172
			TOTAL SOUTH AFRICA			8,878,564

SRI LANKA - 0.9%
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,868,355
	3,500,000	g	Sri Lanka Government International Bond	6.825	07/18/26	3,506,406
			TOTAL SRI LANKA			5,374,761

SUPRANATIONAL - 0.3%
	2,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	2,095,845
			TOTAL SUPRANATIONAL			2,095,845

THAILAND - 0.3%
THB	23,000,000		Thailand Government International Bond	2.400	12/17/23	773,386
332

TIAA-CREF FUNDS - Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

THB	35,700,000		Thailand Government International Bond	3.400%	06/17/36	$1,440,928
			TOTAL THAILAND			2,214,314

TURKEY - 1.1%
	$2,300,000		Turkey Government International Bond	6.350	08/10/24	2,492,354
	2,050,000		Turkey Government International Bond	4.875	10/09/26	2,055,125
	2,375,000		Turkey Government International Bond	4.875	04/16/43	2,130,777
			TOTAL TURKEY			6,678,256

UGANDA - 0.2%
UGX	4,800,000,000		Republic of Uganda Government Bonds	14.250	08/23/29	1,228,248
			TOTAL UGANDA			1,228,248

UKRAINE - 3.2%
UAH	38,000,000		Citigroup Global Markets Holdings, Inc	14.700	01/25/21	1,588,321
	6,914,000		Ukraine Government International Bond	18.000	03/24/21	296,793
	37,000,000		Ukraine Government International Bond	15.840	02/26/25	1,826,433
	$5,000,000	g	Ukraine Government International Bond	7.750	09/01/25	5,625,100
	2,900,000	g	Ukraine Government International Bond	9.750	11/01/28	3,616,836
EUR	3,650,000	g	Ukraine Government International Bond	4.375	01/27/30	4,018,446
	$2,320,000	g,j	Ukraine Government International Bond	0.000	05/31/40	2,299,700
			TOTAL UKRAINE			19,271,629

UNITED ARAB EMIRATES - 0.3%
	2,000,000	g	Abu Dhabi Government International Bond	2.500	09/30/29	2,030,642
			TOTAL UNITED ARAB EMIRATES			2,030,642

URUGUAY - 0.6%
	3,003,796		Uruguay Government International Bond	4.375	01/23/31	3,449,860
			TOTAL URUGUAY			3,449,860

UZBEKISTAN - 0.8%
	2,150,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	2,283,957
	2,250,000	g	Republic of Uzbekistan Government International Bond	5.375	02/20/29	2,513,898
			TOTAL UZBEKISTAN			4,797,855

ZAMBIA - 0.5%
	400,000	g	Zambia Government International Bond	5.375	09/20/22	276,080
	3,500,000	g	Zambia Government International Bond	8.500	04/14/24	2,390,615
	750,000	g	Zambia Government International Bond	8.970	07/30/27	512,855
			TOTAL ZAMBIA			3,179,550

			TOTAL GOVERNMENT BONDS			269,548,324
			(Cost $265,425,587)

			TOTAL BONDS			580,188,239
			(Cost $560,703,778)
333

TIAA-CREF FUNDS - Emerging Markets Debt Fund

SHARES			COMPANY	RATE	MATURITY DATE	VALUE

COMMON STOCKS - 0.0%

BRAZIL - 0.0%
	151,162	*	Oi S.A. (ADR)			$161,743
			TOTAL BRAZIL			161,743

			TOTAL COMMON STOCKS			161,743
			(Cost $1,044,573)

PRINCIPAL			ISSUER

SHORT-TERM INVESTMENTS - 4.5%

EGYPT - 0.7%
EGP	40,900,000	j	Egypt Treasury Bill	0.000%	04/28/20	2,505,786
	9,425,000	j	Egypt Treasury Bill	0.000	06/23/20	564,808
	22,600,000	j	Egypt Treasury Bill	0.000	07/28/20	1,336,876
			TOTAL EGYPT			4,407,470

NIGERIA - 0.2%
NGN	452,020,000	j	Nigeria OMO Bill	0.000	03/10/20	1,229,109
			TOTAL NIGERIA			1,229,109

UNITED STATES - 3.6%
	$10,125,000		Federal Home Loan Bank (FHLB)	1.500 - 1.595	02/03/20	10,125,000
	11,160,000		United States Treasury Bill	1.471	02/25/20	11,149,980
			TOTAL UNITED STATES			21,274,980

			TOTAL SHORT-TERM INVESTMENTS			26,911,559
			(Cost $26,802,558)
			TOTAL INVESTMENTS - 101.4%			607,261,541
			(Cost $588,550,909)
			OTHER ASSETS & LIABILITIES, NET - (1.4)%			(8,229,130)
			NET ASSETS - 100.0%			$599,032,411

			Abbreviation(s):
			ADR American Depositary Receipt
			ARS Argentine Peso
			BRL Brazilian Real
			COP Colombian Peso
334

TIAA-CREF FUNDS - Emerging Markets Debt Fund

	DOP	Dominican Republic Peso
	EGP	Egyptian Pound
	EUR	Euro
	GHS	Ghanaian Cedi
	IDR	Indonesian Rupiah
	KES	Kenyan Shilling
	KZT	Kazakhstani Tenge
	MXN	Mexican Peso
	NGN	Nigerian Naira
	PEN	Peruvian Sol
	RSD	Serbian Dinar
	RUB	Russian Ruble
	THB	Thai Baht
	UAH	Ukrainian Hryvnia
	UGX	Ugandan Shilling
	ZAR	South African Rand

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/20, the aggregate value of these securities is $454,079,842 or 75.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
j	Zero coupon
o	Payment in Kind Bond

Forward foreign currency contract outstanding as of January 31, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$2,775,973	EUR	2,493,094	Morgan Stanley Capital Services	03/31/20	$463

Abbreviation(s):
EUR	Euro
335

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2020

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$269,548,324	45.0%
FINANCIALS	57,313,663	9.6
UTILITIES	53,985,169	9.0
ENERGY	49,412,980	8.2
COMMUNICATION SERVICES	42,674,249	7.1
MATERIALS	36,343,735	6.1
INDUSTRIALS	25,763,253	4.3
CONSUMER STAPLES	19,680,686	3.3
REAL ESTATE	9,989,564	1.7
HEALTH CARE	5,810,585	1.0
CONSUMER DISCRETIONARY	5,076,612	0.8
INFORMATION TECHNOLOGY	4,751,162	0.8
SHORT-TERM INVESTMENTS	26,911,559	4.5
OTHER ASSETS & LIABILITIES, NET	(8,229,130)	(1.4)

NET ASSETS	$599,032,411	100.0%
336

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

January 31, 2020

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

BANK LOAN OBLIGATIONS - 1.4%

AUSTRALIA - 0.1%
$393,259	i	Hamilton HoldCo LLC	LIBOR 3M + 2.000%	3.950%	01/02/27	$393,259
		TOTAL AUSTRALIA				393,259

CANADA - 0.1%
396,833	i	1011778 BC ULC	LIBOR 1M + 1.750%	3.395	11/19/26	396,139
		TOTAL CANADA				396,139

IRELAND - 0.1%
470,791	i	Avolon TLB Borrower US LLC	LIBOR 1M + 1.750%	3.408	01/15/25	472,429
		TOTAL IRELAND				472,429

LUXEMBOURG - 0.2%
437,278	i	Ineos US Finance LLC	LIBOR 1M + 2.000%	3.645	03/31/24	436,548
243,125	i	Vouvray US Finance, LLC	LIBOR 1M + 3.000%	4.645	03/11/24	212,370
		TOTAL LUXEMBOURG				648,918

UNITED STATES - 0.9%
339,930	i	American Airlines, Inc	LIBOR 1M + 2.000%	3.676	12/14/23	339,457
429,174	i	Bausch Health Americas, Inc	LIBOR 1M + 3.000%	4.670	06/02/25	430,676
288,552	i	Change Healthcare Holdings LLC	LIBOR 1M + 2.500%	4.145	03/01/24	288,506
477,393	i	Dell International LLC	LIBOR 1M + 2.000%	3.650	09/19/25	479,054
121,875	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1M + 4.250%	5.938	04/29/24	117,305
246,875	i	HD Supply, Inc	LIBOR 1M + 1.750%	3.395	10/17/23	247,902
244,002	i	Mallinckrodt International Finance S.A.	LIBOR 3M + 2.750%	4.695	09/24/24	203,803
492,405	i	Nielsen Finance LLC	LIBOR 1M + 2.000%	3.699	10/04/23	492,637
449,730	i	Plantronics, Inc	LIBOR 1M + 2.500%	4.145	07/02/25	431,404
342,624	i	Sabre GLBL, Inc	LIBOR 1M + 2.000%	3.645	02/22/24	343,724
420,831	i	Samsonite IP Holdings Sarl	LIBOR 1M + 1.750%	3.395	04/25/25	418,500
332,436	i	Team Health Holdings, Inc	LIBOR 1M + 2.750%	4.395	02/06/24	265,118
		TOTAL UNITED STATES				4,058,086

		TOTAL BANK LOAN OBLIGATIONS				5,968,831
		(Cost $6,133,991)
337

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

BONDS - 94.5%

CORPORATE BONDS - 18.9%

CANADA - 0.1%
EUR	250,000	g	Fairfax Financial Holdings Ltd	2.750%	03/29/28	$308,084
			TOTAL CANADA			308,084

CHILE - 0.6%
	$550,000	g	Banco del Estado de Chile	2.668	01/08/21	550,006
	300,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	305,790
	250,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	256,400
	200,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	203,940
	425,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	452,263
	425,000	g	Embotelladora Andina S.A.	3.950	01/21/50	425,531
	450,000		Enel Chile S.A.	4.875	06/12/28	505,125
	200,000	g	Inversiones CMPC S.A.	3.850	01/13/30	204,500
			TOTAL CHILE			2,903,555

CHINA - 0.4%
	350,000		JD.com, Inc	3.375	01/14/30	358,146
	250,000	g	Tencent Holdings Ltd	3.975	04/11/29	275,963
EUR	700,000	z	Three Gorges Finance II Cayman Islands Ltd	1.300	06/21/24	808,465
	$250,000		Weibo Corp	3.500	07/05/24	258,616
			TOTAL CHINA			1,701,190

COLOMBIA - 0.4%
	350,000		Bancolombia S.A.	3.000	01/29/25	352,103
	300,000		Ecopetrol S.A.	5.375	06/26/26	338,791
	550,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	577,913
	300,000	g	Promigas S.A. ESP	3.750	10/16/29	304,128
			TOTAL COLOMBIA			1,572,935

CZECH REPUBLIC - 0.1%
EUR	400,000	z	CEZ AS.	0.875	11/21/22	453,645
			TOTAL CZECH REPUBLIC			453,645

FRANCE - 0.1%
	500,000	g	Altice France S.A.	5.875	02/01/27	613,232
			TOTAL FRANCE			613,232

GERMANY - 0.2%
	750,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	859,329
			TOTAL GERMANY			859,329

INDIA - 0.3%
	$575,000	g	Adani Ports & Special Economic Zone Ltd	3.375	07/24/24	588,320
	475,000	g	ICICI Bank Ltd	3.800	12/14/27	499,648
	200,000	z	Indian Railway Finance Corp Ltd	3.730	03/29/24	209,236
	300,000	z	Power Finance Corp Ltd	4.500	06/18/29	314,272
			TOTAL INDIA			1,611,476
338

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

INDONESIA - 0.1%
	$225,000	g	Pelabuhan Indonesia III Persero PT		4.500%	05/02/23	$238,124
	200,000	g	Pertamina Persero PT		3.650	07/30/29	208,428
	225,000	g	Perusahaan Listrik Negara PT		4.875	07/17/49	246,656
			TOTAL INDONESIA				693,208

ISRAEL - 0.3%
	300,000	g	Bank Leumi Le-Israel BM		3.275	01/29/31	300,000
	625,000	g	Israel Electric Corp Ltd		4.250	08/14/28	686,612
			TOTAL ISRAEL				986,612

JAPAN - 1.0%
EUR	500,000	z	Mitsubishi UFJ Financial Group, Inc		0.980	10/09/23	573,187
	500,000	z	Mitsubishi UFJ Financial Group, Inc		0.872	09/07/24	572,521
	500,000	z	Sumitomo Mitsui Financial Group, Inc		0.819	07/23/23	569,479
	500,000	z	Takeda Pharmaceutical Co Ltd		0.375	11/21/20	556,057
	1,400,000	z	Takeda Pharmaceutical Co Ltd		1.125	11/21/22	1,602,379
	500,000	z	Takeda Pharmaceutical Co Ltd		3.000	11/21/30	673,881
			TOTAL JAPAN				4,547,504

KAZAKHSTAN - 0.1%
	$475,000	g	KazTransGas JSC		4.375	09/26/27	509,285
			TOTAL KAZAKHSTAN				509,285

KOREA, REPUBLIC OF - 0.3%
	300,000	g,i	KEB Hana Bank	LIBOR 3 M + 0.700%	2.609	10/02/22	301,107
	400,000	g	POSCO		2.500	01/17/25	402,554
EUR	300,000	z	Shinhan Bank Co Ltd		0.250	10/16/24	334,506
			TOTAL KOREA, REPUBLIC OF				1,038,167

LUXEMBOURG - 0.2%
	350,000	g	INEOS Finance plc		2.875	05/01/26	394,669
	500,000	z	ProLogis International Funding II S.A.		2.375	11/14/30	650,873
			TOTAL LUXEMBOURG				1,045,542

MEXICO - 0.5%
	$200,000	g	Grupo Bimbo SAB de C.V.		4.700	11/10/47	223,924
EUR	200,000		Petroleos Mexicanos		1.875	04/21/22	226,862
	400,000	z	Petroleos Mexicanos		3.625	11/24/25	465,380
	$650,000		Petroleos Mexicanos		5.350	02/12/28	659,360
	250,000	g	Sigma Alimentos S.A. de C.V.		4.125	05/02/26	261,878
			TOTAL MEXICO				1,837,404
339

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

NETHERLANDS - 0.1%
EUR	375,000	g	OCI NV	3.125%	11/01/24	$423,213
			TOTAL NETHERLANDS			423,213

PANAMA - 0.1%
	$550,000	g	Banco General S.A.	4.125	08/07/27	582,318
			TOTAL PANAMA			582,318

PERU - 0.1%
	550,000	g	Kallpa Generacion SA	4.125	08/16/27	568,568
			TOTAL PERU			568,568

PORTUGAL - 0.3%
EUR	1,000,000		EDP Finance BV	1.125	02/12/24	1,157,779
			TOTAL PORTUGAL			1,157,779

QATAR - 0.1%
	$300,000	z	QNB Finance Ltd	3.500	03/28/24	311,524
			TOTAL QATAR			311,524

RUSSIA - 0.1%
EUR	400,000	z	Gazprom OAO Via Gaz Capital S.A.	2.500	03/21/26	480,144
			TOTAL RUSSIA			480,144

SAUDI ARABIA - 0.1%
	$250,000	g	SABIC Capital II BV	4.000	10/10/23	263,596
			TOTAL SAUDI ARABIA			263,596

SINGAPORE - 0.2%
EUR	400,000	z	Temasek Financial I Ltd	0.500	11/20/31	457,785
	$200,000	g	United Overseas Bank Ltd	3.750	04/15/29	211,032
			TOTAL SINGAPORE			668,817

SWEDEN - 0.1%
	600,000	g	Stena AB	7.000	02/01/24	615,750
			TOTAL SWEDEN			615,750

SWITZERLAND - 0.5%
EUR	750,000	z	Cloverie plc for Zurich Insurance Co Ltd	1.500	12/15/28	915,245
	600,000	g,z	Credit Suisse Group AG.	1.250	07/17/25	693,942
	325,000		Tyco Electronics Group S.A.	1.100	03/01/23	371,601
			TOTAL SWITZERLAND			1,980,788

THAILAND - 0.1%
	$500,000	g	Bangkok Bank PCL	3.733	09/25/34	520,316
			TOTAL THAILAND			520,316
340

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

UNITED ARAB EMIRATES - 0.2%
	$200,000	g	ADCB Finance Cayman Ltd	4.000%	03/29/23	$209,094
	400,000	g	DP World Ltd	5.625	09/25/48	474,309
			TOTAL UNITED ARAB EMIRATES			683,403

UNITED KINGDOM - 1.4%
GBP	1,050,000		BAE Systems plc	4.125	06/08/22	1,483,301
EUR	500,000	z	Barclays plc	0.625	11/14/23	561,311
	1,000,000	z	Coca-Cola European Partners plc	1.500	11/08/27	1,211,278
GBP	750,000		HSBC Holdings plc	2.175	06/27/23	1,008,689
EUR	750,000		RELX Capital, Inc	1.300	05/12/25	882,407
	750,000	g	Virgin Media Finance plc	4.500	01/15/25	850,606
			TOTAL UNITED KINGDOM			5,997,592

UNITED STATES - 10.8%
	200,000	z	Abbott Ireland Financing DAC	0.010	09/27/20	222,092
	500,000	z	Abbott Ireland Financing DAC	0.875	09/27/23	572,640
	500,000	z	Abbott Ireland Financing DAC	1.500	09/27/26	602,104
	700,000	g	Adient Global Holdings Ltd	3.500	08/15/24	745,647
JPY	100,000,000		Aflac, Inc	1.122	12/16/39	930,261
EUR	1,200,000		Allergan Funding SCS	1.250	06/01/24	1,396,208
	150,000		Allergan Funding SCS	2.625	11/15/28	195,918
GBP	575,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	720,336
EUR	200,000		American International Group, Inc	1.500	06/08/23	231,332
	300,000		American Tower Corp	1.375	04/04/25	350,625
	600,000		American Tower Corp	1.950	05/22/26	726,282
	1,000,000	z	Amphenol Technologies Holding GmbH	2.000	10/08/28	1,253,499
	600,000		Aon plc	2.875	05/14/26	760,096
	1,125,000		Apple, Inc	1.375	05/24/29	1,393,485
	300,000	g	Ashland Services BV	2.000	01/30/28	332,788
	700,000		AT&T, Inc	1.300	09/05/23	808,372
	500,000		AT&T, Inc	2.350	09/05/29	635,498
	$500,000		AXA Equitable Holdings, Inc	5.000	04/20/48	575,344
EUR	700,000	g	Axalta Coating Systems Dutch Holding B BV	3.750	01/15/25	788,432
	575,000		Ball Corp	0.875	03/15/24	637,748
	500,000		Bank of America Corp	1.375	03/26/25	590,240
	500,000	z	Bank of America Corp	1.662	04/25/28	602,846
	430,000		Becton Dickinson & Co	1.401	05/24/23	497,185
	270,000		Becton Dickinson & Co	1.401	05/24/23	312,186
	670,000		Becton Dickinson & Co	1.900	12/15/26	809,756
	600,000		Bristol-Myers Squibb Co	1.000	05/15/25	706,256
	100,000		Capital One Financial Corp	0.800	06/12/24	113,621
	350,000		Chubb INA Holdings, Inc	0.875	06/15/27	402,375
	750,000		Chubb INA Holdings, Inc	1.550	03/15/28	901,362
	350,000		Chubb INA Holdings, Inc	1.400	06/15/31	416,004
	500,000	z	Citigroup, Inc	1.500	07/24/26	589,268
	900,000		DH Europe Finance Sarl	1.200	06/30/27	1,068,243
341

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EUR	250,000		Digital Euro Finco LLC	2.625%	04/15/24	$303,311
	600,000		Digital Euro Finco LLC	2.500	01/16/26	736,556
GBP	100,000	z	Digital Stout Holding LLC	2.750	07/19/24	139,267
	200,000		Discovery Communications LLC	2.500	09/20/24	273,406
	$1,075,000		Enable Midstream Partners LP	4.150	09/15/29	1,050,369
	1,155,000		Energy Transfer Operating LP	5.250	04/15/29	1,314,184
EUR	400,000		FedEx Corp	1.000	01/11/23	455,331
	500,000		FedEx Corp	1.625	01/11/27	591,490
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	201,076
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	433,298
	775,000	z	Goldman Sachs Group, Inc	1.375	05/15/24	893,118
	$100,000	g	Hyundai Capital America	2.850	11/01/22	101,826
	500,000	g	Hyundai Capital America	2.750	09/27/26	501,161
EUR	750,000		Illinois Tool Works, Inc	1.250	05/22/23	868,821
	500,000	g	International Game Technology plc	2.375	04/15/28	543,945
	550,000	g	Iron Mountain, Inc	3.000	01/15/25	616,839
	$500,000	g	James Hardie International Finance DAC	4.750	01/15/25	515,000
EUR	500,000	z	JPMorgan Chase & Co	1.638	05/18/28	603,764
	650,000		Liberty Mutual Group, Inc	2.750	05/04/26	812,007
	450,000	g	Liberty Mutual Group, Inc	2.750	05/04/26	562,158
	500,000		McDonald’s Corp	0.900	06/15/26	579,090
	$600,000		MGM Resorts International	4.625	09/01/26	629,463
EUR	670,000		Morgan Stanley	1.342	10/23/26	784,745
GBP	175,000	z	New York Life Global Funding	1.750	12/15/22	236,060
EUR	650,000	g	OI European Group BV	3.125	11/15/24	757,229
	800,000		Parker-Hannifin Corp	1.125	03/01/25	929,950
	540,000	h	ProLogis Euro Finance LLC	0.375	02/06/28	600,085
	500,000		ProLogis LP	3.000	06/02/26	651,012
	500,000	g	Scientific Games International, Inc	3.375	02/15/26	564,107
	750,000		Silgan Holdings, Inc	3.250	03/15/25	842,574
	500,000		Stryker Corp	2.125	11/30/27	630,324
	450,000		Stryker Corp	2.625	11/30/30	598,835
	1,100,000		SYSCO Corp	1.250	06/23/23	1,268,994
	700,000		The Procter & Gamble Company	0.625	10/30/24	807,151
	500,000		The Procter & Gamble Company	1.875	10/30/38	694,466
	150,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	177,767
	200,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	237,023
	1,100,000		United Technologies Corp	1.150	05/18/24	1,272,229
	200,000		Verizon Communications, Inc	0.500	06/02/22	225,047
	400,000		Verizon Communications, Inc	1.375	10/27/26	478,048
	400,000		Verizon Communications, Inc	1.875	10/26/29	502,297
	600,000		Walmart, Inc	2.550	04/08/26	773,224
			TOTAL UNITED STATES			46,644,696

			TOTAL CORPORATE BONDS			81,579,672
			(Cost $78,905,857)
342

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

GOVERNMENT BONDS - 75.6%

ANGOLA - 0.3%
	$1,100,000	g	Angolan Government International Bond	8.000%	11/26/29	$1,164,520
			TOTAL ANGOLA			1,164,520

ARGENTINA - 0.1%
	635,000	†	Argentina Republic Government International Bond	5.625	01/26/22	312,420
			TOTAL ARGENTINA			312,420

AUSTRALIA - 1.4%
AUD	1,000,000		Australia Government International Bond	2.250	05/21/28	742,743
	3,300,000		Australia Government International Bond	3.000	03/21/47	2,936,278
	1,050,000	z	Treasury Corp of Victoria	2.500	10/22/29	777,357
	1,715,000		Western Australian Treasury Corp	2.750	07/24/29	1,288,718
			TOTAL AUSTRALIA			5,745,096

AUSTRIA - 0.5%
EUR	1,725,000	g	Republic of Austria Government International Bond	0.750	02/20/28	2,085,094
			TOTAL AUSTRIA			2,085,094

BELGIUM - 1.0%
	1,950,000	g	Kingdom of Belgium Government International Bond	0.900	06/22/29	2,388,501
	875,000		Kingdom of Belgium Government International Bond	1.250	04/22/33	1,127,976
	630,000	g,z	Kingdom of Belgium Government International Bond	1.700	06/22/50	909,617
			TOTAL BELGIUM			4,426,094

BERMUDA - 0.3%
	$950,000	g	Bermuda Government International Bond	4.750	02/15/29	1,092,500
			TOTAL BERMUDA			1,092,500

BRAZIL - 0.4%
BRL	6,630,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/29	1,877,067
			TOTAL BRAZIL			1,877,067

CANADA - 3.7%
CAD	1,700,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,333,821
	6,160,000		Canadian Government International Bond	1.750	08/01/20	4,658,867
	1,550,000		Canadian Government International Bond	2.250	06/01/29	1,271,787
	1,300,000		Canadian Government International Bond	5.000	06/01/37	1,529,823
	1,650,000		Canadian Government International Bond	2.750	12/01/48	1,638,492
	1,350,000		Hydro-Quebec	4.000	02/15/55	1,481,991
	2,600,000		Province of British Columbia Canada	2.550	06/18/27	2,066,542
	1,600,000		Province of New Brunswick Canada	3.100	08/14/28	1,313,538
	1,000,000		Province of Quebec Canada	2.750	09/01/27	803,567
			TOTAL CANADA			16,098,428

COTE D’IVOIRE - 0.6%
EUR	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	1,174,865
343

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EUR	1,000,000	g	Ivory Coast Government International Bond	6.625%	03/22/48	$1,129,391
			TOTAL COTE D’IVOIRE			2,304,256

CROATIA - 0.3%
	1,100,000	z	Croatia Government International Bond	1.125	06/19/29	1,270,613
			TOTAL CROATIA			1,270,613

CYPRUS - 1.1%
	300,000		Cyprus Government International Bond	2.750	06/27/24	373,216
	1,300,000	z	Cyprus Government International Bond	2.375	09/25/28	1,684,416
	1,100,000	z	Cyprus Government International Bond	0.625	01/21/30	1,230,754
	575,000	z	Cyprus Government International Bond	2.750	02/26/34	801,290
	500,000	z	Cyprus Government International Bond	2.750	05/03/49	740,938
			TOTAL CYPRUS			4,830,614

CZECH REPUBLIC - 0.3%
CZK	30,000,000		Czech Republic Government International Bond	0.450	10/25/23	1,263,961
			TOTAL CZECH REPUBLIC			1,263,961

DOMINICAN REPUBLIC - 0.2%
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900	02/15/23	911,595
			TOTAL DOMINICAN REPUBLIC			911,595

ECUADOR - 0.2%
	$1,250,000	g	Ecuador Government International Bond	7.875	03/27/25	1,068,750
			TOTAL ECUADOR			1,068,750

EGYPT - 1.0%
	550,000	g	Egypt Government International Bond	5.577	02/21/23	577,872
	500,000	g	Egypt Government International Bond	4.550	11/20/23	514,071
EGP	16,250,000		Egypt Government International Bond	15.900	07/02/24	1,097,097
EUR	900,000	g	Egypt Government International Bond	6.375	04/11/31	1,085,507
	$300,000	g	Egypt Government International Bond	7.053	01/15/32	319,733
	675,000	g	Egypt Government International Bond	8.500	01/31/47	772,242
			TOTAL EGYPT			4,366,522

FRANCE - 3.7%
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	482,148
	4,500,000		French Republic Government Bond OAT	0.500	05/25/25	5,264,193
	3,775,000		French Republic Government Bond OAT	0.750	11/25/28	4,570,930
	1,250,000		French Republic Government Bond OAT	1.250	05/25/34	1,620,286
	1,850,000	g	French Republic Government Bond OAT	2.000	05/25/48	2,834,928
	875,000	g	French Republic Government Bond OAT	0.750	05/25/52	1,000,346
			TOTAL FRANCE			15,772,831
344

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

GERMANY - 0.6%
EUR	2,225,000	j	Bundesrepublik Deutschland Bundesanleihe	0.000%	08/15/50	$2,432,408
			TOTAL GERMANY			2,432,408

GHANA - 0.4%
	$825,000	g	Ghana Government International Bond	8.125	03/26/32	846,660
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	1,002,284
			TOTAL GHANA			1,848,944

GREECE - 2.3%
EUR	1,200,000	g	Hellenic Republic Government International Bond	3.450	04/02/24	1,501,639
	5,425,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	6,444,339
	1,300,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	1,777,894
			TOTAL GREECE			9,723,872

GUATEMALA - 0.2%
	$775,000	g	Guatemala Government International Bond	6.125	06/01/50	919,925
			TOTAL GUATEMALA			919,925

HUNGARY - 0.6%
HUF	745,000,000		Hungary Government International Bond	1.750	10/26/22	2,534,071
			TOTAL HUNGARY			2,534,071

INDIA - 0.1%
	$400,000		Export-Import Bank of India	3.875	03/12/24	421,110
			TOTAL INDIA			421,110

INDONESIA - 1.0%
IDR	13,000,000,000		Indonesia Treasury Bond	8.125	05/15/24	1,029,328
	22,800,000,000		Indonesia Treasury Bond	7.500	05/15/38	1,665,804
	$1,700,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	1,810,058
			TOTAL INDONESIA			4,505,190

ISRAEL - 1.2%
ILS	5,250,000		Israel Government International Bond	5.500	01/31/42	2,644,015
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,320,001
	1,250,000		State of Israel	2.500	01/15/30	1,284,751
			TOTAL ISRAEL			5,248,767

ITALY - 5.1%
EUR	3,300,000		Italy Buoni Poliennali Del Tesoro	0.050	04/15/21	3,674,489
	5,525,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	6,648,145
	3,950,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	4,588,481
	1,575,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	2,131,113
	900,000	g	Italy Buoni Poliennali Del Tesoro	3.450	03/01/48	1,335,597
	1,050,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	1,665,349
	$1,000,000		Republic of Italy Government International Bond	2.375	10/17/24	998,177
	1,000,000		Republic of Italy Government International Bond	4.000	10/17/49	1,015,442
			TOTAL ITALY			22,056,793
345

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

JAPAN - 15.1%
JPY	13,000,000		Japan Finance Organization for Municipalities	0.440%	08/15/25	$123,131
	21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	197,902
	30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	279,842
	14,000,000		Japan Finance Organization for Municipalities	0.020	05/22/26	129,626
	119,600,000		Japan Government Five Year Bond	0.100	06/20/20	1,104,752
	628,000,000		Japan Government Five Year Bond	0.100	06/20/23	5,851,558
	650,450,000		Japan Government Ten Year Bond	0.100	09/20/26	6,116,347
	557,000,000		Japan Government Ten Year Bond	0.100	06/20/28	5,241,979
	335,000,000		Japan Government Ten Year Bond	0.100	06/20/29	3,148,978
	322,000,000		Japan Government Ten Year Bond	0.100	09/20/29	3,025,352
	325,000,000		Japan Government Ten Year Bond	0.100	12/20/29	3,052,887
	525,950,000		Japan Government Thirty Year Bond	2.500	09/20/34	6,563,860
	457,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	4,425,264
	249,600,000		Japan Government Twenty Year Bond	1.900	03/22/21	2,356,985
	340,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	3,579,403
	229,000,000		Japan Government Twenty Year Bond	1.800	09/20/31	2,562,218
	117,000,000		Japan Government Twenty Year Bond	1.700	03/20/32	1,302,934
	278,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	2,760,555
	256,000,000		Japan Government Twenty Year Bond	0.500	06/20/38	2,494,695
	660,000,000		Japan Government Twenty Year Bond	0.700	09/20/38	6,657,221
	510,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	4,783,990
			TOTAL JAPAN			65,759,479

KAZAKHSTAN - 0.3%
EUR	1,250,000	g	Kazakhstan Government International Bond	1.500	09/30/34	1,437,564
			TOTAL KAZAKHSTAN			1,437,564

KENYA - 0.3%
	$1,200,000	g	Kenya Government International Bond	7.000	05/22/27	1,276,007
			TOTAL KENYA			1,276,007

KOREA, REPUBLIC OF - 3.6%
	500,000		Export-Import Bank of Korea	3.000	11/01/22	516,849
	500,000	g	Korea Housing Finance Corp	2.000	10/11/21	500,925
KRW	5,764,500,000		Korea Treasury Bond	1.375	09/10/21	4,841,247
	2,220,000,000		Korea Treasury Bond	2.250	09/10/23	1,919,266
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,510,502
	2,655,000,000		Korea Treasury Bond	2.625	06/10/28	2,412,605
	1,600,000,000		Korea Treasury Bond	2.375	12/10/28	1,433,087
	2,815,000,000		Korea Treasury Bond	2.375	09/10/38	2,651,800
			TOTAL KOREA, REPUBLIC OF			15,786,281

LATVIA - 0.4%
EUR	1,100,000	z	Latvia Government International Bond	1.875	02/19/49	1,550,581
			TOTAL LATVIA			1,550,581
346

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

LEBANON - 0.1%
	$1,400,000	z	Lebanon Government International Bond	6.850%	03/23/27	$515,750
			TOTAL LEBANON			515,750

LITHUANIA - 0.3%
EUR	1,100,000	z	Republic of Lithuania	0.500	06/19/29	1,271,386
			TOTAL LITHUANIA			1,271,386

MALAYSIA - 0.6%
MYR	8,200,000		Malaysia Government International Bond	4.893	06/08/38	2,387,888
			TOTAL MALAYSIA			2,387,888

MEXICO - 0.8%
MXN	23,500,000		Mexican Bonos	5.750	03/05/26	1,190,988
	13,800,000		Mexican Bonos	7.750	05/29/31	790,176
	$1,300,000		Mexico Government International Bond	3.250	04/16/30	1,322,750
			TOTAL MEXICO			3,303,914

MOROCCO - 0.3%
EUR	1,100,000	g	Morocco Government International Bond	1.500	11/27/31	1,230,704
			TOTAL MOROCCO			1,230,704

NETHERLANDS - 0.6%
	2,075,000	g	Netherlands Government International Bond	0.750	07/15/28	2,532,750
			TOTAL NETHERLANDS			2,532,750

NEW ZEALAND - 0.8%
NZD	1,800,000		New Zealand Government International Bond	2.750	04/15/25	1,262,530
	1,700,000		New Zealand Government International Bond	3.000	04/20/29	1,263,575
	1,100,000		New Zealand Government International Bond	2.750	04/15/37	829,325
			TOTAL NEW ZEALAND			3,355,430

NIGERIA - 0.3%
	$1,325,000	g	Nigeria Government International Bond	6.500	11/28/27	1,364,533
			TOTAL NIGERIA			1,364,533

NORWAY - 0.8%
NOK	14,000,000	z	Kommunalbanken AS.	1.750	10/15/29	1,505,891
	16,900,000	g	Norway Government International Bond	1.750	09/06/29	1,909,689
			TOTAL NORWAY			3,415,580
347

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

PANAMA - 0.2%
	$1,000,000	g	Panama Notas del Tesoro	3.750%	04/17/26	$1,061,000
			TOTAL PANAMA			1,061,000

PARAGUAY - 0.3%
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	1,083,416
			TOTAL PARAGUAY			1,083,416

PERU - 0.6%
PEN	8,300,000	g	Peruvian Government International Bond	5.400	08/12/34	2,635,706
			TOTAL PERU			2,635,706

PHILIPPINES - 0.5%
PHP	40,000,000		Philippine Government International Bond	3.900	11/26/22	783,455
EUR	1,350,000	h	Philippine Government International Bond	0.700	02/03/29	1,499,811
			TOTAL PHILIPPINES			2,283,266

POLAND - 1.3%
PLN	4,750,000		Republic of Poland Government International Bond	2.250	04/25/22	1,243,657
	8,810,000		Republic of Poland Government International Bond	2.500	04/25/24	2,340,607
	7,745,000		Republic of Poland Government International Bond	2.750	04/25/28	2,087,287
			TOTAL POLAND			5,671,551

PORTUGAL - 1.1%
EUR	1,800,000	g	Portugal Obrigacoes do Tesouro OT	1.950	06/15/29	2,330,780
	1,300,000	g	Portugal Obrigacoes do Tesouro OT	0.475	10/18/30	1,476,261
	575,000	g	Portugal Obrigacoes do Tesouro OT	4.100	02/15/45	1,065,067
			TOTAL PORTUGAL			4,872,108

REPUBLIC OF SERBIA - 0.8%
	1,700,000	g	Serbia Government International Bond	1.500	06/26/29	1,938,421
RSD	120,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,356,672
			TOTAL REPUBLIC OF SERBIA			3,295,093

ROMANIA - 0.2%
EUR	800,000	g	Romanian Government International Bond	2.000	01/28/32	914,096
			TOTAL ROMANIA			914,096

SAUDI ARABIA - 0.8%
	$750,000	g,h	Saudi Government International Bond	2.500	02/03/27	754,399
	2,000,000	g	Saudi Government International Bond	4.500	04/17/30	2,329,000
	500,000	g,h	Saudi Government International Bond	3.750	01/21/55	510,332
			TOTAL SAUDI ARABIA			3,593,731
SENEGAL - 0.3%
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,181,624
			TOTAL SENEGAL			1,181,624
348

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

SINGAPORE - 0.2%
SGD	1,300,000		Singapore Government International Bond	2.625%	05/01/28	$1,032,057
			TOTAL SINGAPORE			1,032,057

SLOVENIA - 0.3%
EUR	1,100,000	z	Slovenia Government International Bond	0.275	01/14/30	1,246,626
			TOTAL SLOVENIA			1,246,626

SOUTH AFRICA - 0.5%
ZAR	10,700,000		South Africa Government International Bond	10.500	12/21/26	803,813
	16,500,000		South Africa Government International Bond	7.000	02/28/31	932,920
	7,800,000		South Africa Government International Bond	8.750	01/31/44	455,167
			TOTAL SOUTH AFRICA			2,191,900

SPAIN - 3.8%
EUR	1,100,000	z	Autonomous Community of Madrid Spain	1.571	04/30/29	1,356,847
	2,985,000		Spain Government International Bond	0.400	04/30/22	3,371,948
	4,600,000	g	Spain Government International Bond	2.750	10/31/24	5,824,427
	1,095,000	g	Spain Government International Bond	1.400	07/30/28	1,345,862
	1,525,000	g	Spain Government International Bond	0.600	10/31/29	1,753,538
	1,100,000	g	Spain Government International Bond	1.850	07/30/35	1,439,093
	725,000	g	Spain Government International Bond	2.700	10/31/48	1,114,977
			TOTAL SPAIN			16,206,692

SRI LANKA - 0.2%
	$1,000,000	g	Sri Lanka Government International Bond	6.850	03/14/24	1,021,494
			TOTAL SRI LANKA			1,021,494

SUPRANATIONAL - 2.5%
	750,000	z	African Export-Import Bank	5.250	10/11/23	815,907
NOK	9,000,000		Asian Development Bank	1.683	01/16/24	980,566
	$1,250,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	1,309,904
EUR	825,000		European Stability Mechanism	1.000	09/23/25	987,183
AUD	2,150,000		Inter-American Development Bank	4.750	08/27/24	1,676,530
NZD	1,577,000		International Bank for Reconstruction & Development	3.375	01/25/22	1,059,296
AUD	4,100,000		International Bank for Reconstruction & Development	2.200	02/27/24	2,873,259
CAD	1,600,000		International Bank for Reconstruction & Development	1.900	01/16/25	1,223,781
			TOTAL SUPRANATIONAL			10,926,426

SWEDEN - 0.6%
SEK	6,750,000		Kommuninvest I Sverige AB	1.000	05/12/25	725,240
	11,605,000		Sweden Government International Bond	2.250	06/01/32	1,518,117
			TOTAL SWEDEN			2,243,357
349

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

THAILAND - 1.4%
THB	29,000,000		Thailand Government International Bond	3.650%	12/17/21	$974,497
	60,500,000		Thailand Government International Bond	2.400	12/17/23	2,034,342
	79,700,000		Thailand Government International Bond	3.300	06/17/38	3,205,387
			TOTAL THAILAND			6,214,226

UKRAINE - 1.1%
UAH	31,000,000		Ukraine Government International Bond	17.000	05/11/22	1,391,335
EUR	1,000,000	g	Ukraine Government International Bond	6.750	06/20/26	1,285,238
	1,725,000	g	Ukraine Government International Bond	4.375	01/27/30	1,899,128
			TOTAL UKRAINE			4,575,701

UNITED ARAB EMIRATES - 0.6%
	$1,250,000	g	Abu Dhabi Government International Bond	2.500	09/30/29	1,269,151
	1,350,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	1,351,454
			TOTAL UNITED ARAB EMIRATES			2,620,605

UNITED KINGDOM - 5.7%
GBP	5,875,000		United Kingdom Gilt	0.500	07/22/22	7,773,597
	2,425,000		United Kingdom Gilt	1.625	10/22/28	3,523,851
	1,230,000		United Kingdom Gilt	4.750	12/07/30	2,344,249
	3,350,000		United Kingdom Gilt	1.750	09/07/37	5,024,057
	3,035,000		United Kingdom Gilt	1.500	07/22/47	4,464,431
	975,000		United Kingdom Gilt	1.625	10/22/54	1,533,520
			TOTAL UNITED KINGDOM			24,663,705

UNITED STATES - 1.2%
	$5,000,000		United States Treasury Note	2.500	01/31/21	5,048,438
			TOTAL UNITED STATES			5,048,438

URUGUAY - 0.1%
UYU	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	512,548
			TOTAL URUGUAY			512,548

UZBEKISTAN - 0.4%
	$1,450,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	1,540,343
			TOTAL UZBEKISTAN			1,540,343

			TOTAL GOVERNMENT BONDS			326,104,997
			(Cost $312,597,934)

			TOTAL BONDS			407,684,669
			(Cost $391,503,791)
350

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 4.6%

EGYPT - 1.4%
EGP	25,000,000	j	Egypt Treasury Bill	0.000%	02/11/20	$1,577,850
	34,350,000	j	Egypt Treasury Bill	0.000	03/03/20	2,151,941
	17,200,000	j	Egypt Treasury Bill	0.000	04/28/20	1,053,778
	19,525,000	j	Egypt Treasury Bill	0.000	05/12/20	1,189,684
			TOTAL EGYPT			5,973,253

NIGERIA - 0.2%
NGN	271,220,000	j	Nigeria OMO Bill	0.000	03/10/20	737,487
			TOTAL NIGERIA			737,487

UNITED STATES - 3.0%
	$7,415,000		Federal Home Loan Bank (FHLB)	1.500 - 1.595	02/03/20	7,415,000
	5,730,000		United States Treasury Bill	1.477	02/18/20	5,726,494
			TOTAL UNITED STATES			13,141,494

			TOTAL SHORT-TERM INVESTMENTS			19,852,234
			(Cost $19,509,328)
			TOTAL INVESTMENTS - 100.5%			433,505,734
			(Cost $417,147,110)
			OTHER ASSETS & LIABILITIES, NET - (0.5)%			(2,248,542)
			NET ASSETS - 100.0%			$431,257,192

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czechoslovak Koruna
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
351

TIAA-CREF FUNDS - International Bond Fund

	MYR	Malaysian Ringgit
	NGN	Nigerian Naira
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	PEN	Peruvian Sol
	PHP	Philippine Peso
	PLN	Polish Zloty
	RSD	Serbian Dinar
	SEK	Swedish Krona
	SGD	Singapore Dollar
	THB	Thai Baht
	UAH	Ukrainian Hryvnia
	UYU	Uruguayan Peso
	ZAR	South African Rand

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 1/31/20, the aggregate value of these securities is $110,332,012 or 25.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

Forward foreign currency contracts outstanding as of January 31, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,450,727	EUR	1,303,594	Australia and New Zealand Banking Group	03/31/20	$(538)
	$1,831,151	EUR	1,654,176	Australia and New Zealand Banking Group	03/31/20	(10,409)
	$950,046	EUR	858,778	Australia and New Zealand Banking Group	03/31/20	(6,015)
	$1,039,394	SGD	1,411,609	Australia and New Zealand Banking Group	02/28/20	4,907
EUR	1,343,912		$1,490,375	Australia and New Zealand Banking Group	02/03/20	360
EUR	885,338		$976,067	Australia and New Zealand Banking Group	02/04/20	6,055
Total						$(5,640)
352

TIAA-CREF FUNDS - International Bond Fund

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$17,459,011	CAD	23,015,761	Bank of America	03/31/20	$68,151
	$2,053	EUR	1,843	Bank of America	03/31/20	1
	$15,000,951	KRW	17,495,009,663	Bank of America	03/31/20	360,102
	$4,434,799	NOK	40,429,477	Bank of America	03/31/20	38,193
	$4,457,678	NZD	6,815,271	Bank of America	03/31/20	48,744
	$2,254,946	SEK	21,654,979	Bank of America	03/31/20	(1,061)
Total						$514,130
	$8,250,515	AUD	12,197,705	Citibank, N.A.	03/31/20	$76,101
	$6,012	EUR	5,442	Citibank, N.A.	03/31/20	(47)
	$28,615,371	GBP	21,990,578	Citibank, N.A.	03/31/20	(471,342)
	$57,654,028	JPY	6,267,172,097	Citibank, N.A.	03/31/20	(380,529)
	$4,316,513	PLN	16,731,795	Citibank, N.A.	02/28/20	(2,453)
	$569,209	ZAR	8,341,585	Citibank, N.A.	02/28/20	15,407
Total						$(762,863)
	$861,768	EUR	773,951	Morgan Stanley	03/31/20	$144
	$149,445,368	EUR	135,227,054	Morgan Stanley	03/31/20	(1,100,141)
	$1,258,952	HUF	385,832,675	Morgan Stanley	02/28/20	(10,692)
	$4,008,813	ILS	13,826,797	Morgan Stanley	02/28/20	(2,470)
	$3,135,150	THB	96,902,792	Morgan Stanley	02/28/20	24,636
Total						$(1,088,523)
Total						$(1,342,896)

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
353

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

January 31, 2020

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$326,104,997	75.6%
FINANCIALS	20,890,245	4.8
HEALTH CARE	12,164,262	2.8
INDUSTRIALS	10,905,500	2.5
COMMUNICATION SERVICES	7,382,092	1.7
MATERIALS	6,884,456	1.6
CONSUMER DISCRETIONARY	6,718,478	1.6
INFORMATION TECHNOLOGY	5,485,054	1.3
ENERGY	4,743,518	1.1
CONSUMER STAPLES	4,631,344	1.1
REAL ESTATE	4,158,011	1.0
UTILITIES	3,585,543	0.8
SHORT-TERM INVESTMENTS	19,852,234	4.6
OTHER ASSETS & LIABILITIES, NET	(2,248,542)	(0.5)

NET ASSETS	$431,257,192	100.0%
354

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“Commission”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board of Trustees (“Board”). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

For the period ended January 31, 2020, the Emerging Markets Debt Fund had material transfers from Level 2 to Level 3 as a result of various market related factors.

The following table summarizes the market value of the Funds’ investments as of January 31, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Equity investments:
Communication services	$686,042,754	$9,858,898	$—	$695,901,652
Consumer discretionary	562,895,657	22,031,810	—	584,927,467
Consumer staples	488,843,806	33,167,014	—	522,010,820
Health care	880,022,238	132,007,167	—	1,012,029,405
Industrials	585,430,496	17,141,160	—	602,571,656
Information technology	1,664,072,998	21,568,417	—	1,685,641,415
All other equity investments*	1,546,428,139	—	—	1,546,428,139
Short-term investments	51,315,298	8,886,660	—	60,201,958
Purchased options**	54,800	—	—	54,800
Written options**	(9,125,762)	—	—	(9,125,762)
Total	$6,455,980,424	$244,661,126	$—	$6,700,641,550
Large-Cap Growth
Equity investments:
Communication services	$747,798,026	$57,762,480	$—	$805,560,506
Consumer discretionary	875,733,172	67,525,103	—	943,258,275
Health care	811,475,066	224,250,764	—	1,035,725,830
Industrials	307,812,655	43,555,582	—	351,368,237
Information technology	2,415,418,090	70,926,747	—	2,486,344,837
All other equity investments*	300,984,885	—	—	300,984,885
Short-term investments	—	51,150,158	—	51,150,158
Written options**	(96,186)	—	—	(96,186)
Total	$5,459,125,708	$515,170,834	$—	$5,974,296,542
355

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value
Equity investments*	$5,467,845,070	$—	$—	$5,467,845,070
Short-term investments	—	25,090,000	—	25,090,000
Total	$5,467,845,070	$25,090,000	$—	$5,492,935,070
Mid-Cap Growth
Equity investments:
Consumer discretionary	$198,945,017	$4,820,321	$—	$203,765,338
Consumer staples	25,081,312	7,249,483	—	32,330,795
Industrials	252,786,656	5,699,352	—	258,486,008
Information technology	469,757,388	9,189,069	—	478,946,457
All other equity investments*	396,091,438	—	—	396,091,438
Short-term investments	4,791,611	31,009,803	—	35,801,414
Written options**	(2,707,300)	—	—	(2,707,300)
Total	$1,344,746,122	$57,968,028	$—	$1,402,714,150
Mid-Cap Value
Equity investments*	$2,648,575,815	$—	$—	$2,648,575,815
Short-term investments	41,815,111	42,008,649	—	83,823,760
Total	$2,690,390,926	$42,008,649	$—	$2,732,399,575
Quant Large-Cap Growth
Equity investments*	$3,008,089,058	$—	$—	$3,008,089,058
Short-term investments	1,911,585	7,320,000	—	9,231,585
Total	$3,010,000,643	$7,320,000	$—	$3,017,320,643
Quant Large-Cap Value
Equity investments*	$1,336,830,288	$—	$—	$1,336,830,288
Short-term investments	—	3,040,000	—	3,040,000
Total	$1,336,830,288	$3,040,000	$—	$1,339,870,288
Quant Small-Cap Equity
Equity investments*	$2,624,012,461	$—	$—	$2,624,012,461
Short-term investments	35,600,298	30,230,000	—	65,830,298
Futures contracts**	(649,287)	—	—	(649,287)
Total	$2,658,963,472	$30,230,000	$—	$2,689,193,472
Quant Small/Mid-Cap Equity
Equity investments*	$693,729,500	$—	$—	$693,729,500
Short-term investments	2,214,549	960,000	—	3,174,549
Total	$695,944,049	$960,000	$—	$696,904,049
Social Choice Equity
Equity investments:
Financials	$718,129,270	$—	$3,382	$718,132,652
All other equity investments*	4,222,206,299	—	—	4,222,206,299
Short-term investments	10,562,361	32,736,151	—	43,298,512
Futures contracts**	(635,315)	—	—	(635,315)
Total	$4,950,262,615	$32,736,151	$3,382	$4,983,002,148
Social Choice Low Carbon Equity
Equity investments:
Financials	$39,507,983	$—	$131	$39,508,114
All other equity investments*	223,582,179	—	—	223,582,179
Short-term investments	1,052,651	3,140,000	—	4,192,651
Futures contracts**	(71,074)	—	—	(71,074)
Total	$264,071,739	$3,140,000	$131	$267,211,870
356

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$64,001,359	$—	$64,001,359
Asia	181,935,177	813,792,425	11,560	995,739,162
Europe	57,082,256	—	—	57,082,256
Latin America	107,203,657	150,343,590	—	257,547,247
All other equity investments*	—	118,819,665	4,188	118,823,853
Short-term investments	836,350	128,930,716	—	129,767,066
Total	$347,057,440	$1,275,887,755	$15,748	$1,622,960,943
International Equity
Equity investments:
Asia	$43,900,375	$1,086,060,961	$—	$1,129,961,336
Australasia	—	295,137,739	—	295,137,739
Europe	19,483,103	2,627,930,648	—	2,647,413,751
All other equity investments*	68,556,507	294,329,298	—	362,885,805
Short-term investments	—	127,599,734	—	127,599,734
Total	$131,939,985	$4,431,058,380	$—	$4,562,998,365
International Opportunities
Equity investments:
Asia	$37,871,567	$310,793,812	$18,344	$348,683,723
Australasia	—	67,008,502	—	67,008,502
Europe	—	798,689,947	—	798,689,947
Latin America	78,004,789	64,022,647	—	142,027,436
North America	—	167,489,598	—	167,489,598
All other equity investments*	26,883,497	156,613,433	1,576	183,498,506
Short-term investments	11,281,262	80,656,746	—	91,938,008
Total	$154,041,115	$1,645,274,685	$19,920	$1,799,335,720
Quant International Equity
Equity investments:
Asia	$603,083	$552,447,065	$—	$553,050,148
Australasia	—	155,506,740	—	155,506,740
Europe	22,816,932	1,191,316,760	—	1,214,133,692
All other equity investments*	28,428,208	135,571,210	—	163,999,418
Short-term investments	6,436,684	6,310,000	—	12,746,684
Total	$58,284,907	$2,041,151,775	$—	$2,099,436,682
Quant International Small-Cap Equity
Equity investments:
Asia	$8,452,400	$332,489,811	$—	$340,942,211
Australasia	—	42,003,800	—	42,003,800
Europe	—	304,869,591	—	304,869,591
Latin America	—	32,938,710	—	32,938,710
North America	—	42,460,178	—	42,460,178
All other equity investments*	6,538,900	191,194,760	—	197,733,660
Short-term investments	14,865,537	4,050,000	—	18,915,537
Total	$29,856,837	$950,006,850	$—	$979,863,687
Social Choice International Equity
Equity investments:
Asia	—	93,544,154	—	93,544,154
Australasia	—	23,054,767	—	23,054,767
Europe	4,341,933	172,123,044	—	176,464,977
All other equity investments*	—	37,425,047	—	37,425,047
Short-term investments	2,209,795	6,810,000	—	9,019,795
Futures contracts**	(29,923)	—	—	(29,923)
Total	$6,521,805	$332,957,012	$—	$339,478,817
357

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Financials	$3,197,010,326	$—	$4,176	$3,197,014,502
Health care	3,346,165,175	—	67,766	3,346,232,941
Materials	647,687,285	137,516	7,210	647,832,011
All other equity investments*	17,139,545,089	—	—	17,139,545,089
Short-term investments	123,281,590	107,282,965	—	230,564,555
Futures contracts**	(1,428,330)	—	—	(1,428,330)
Total	$24,452,261,135	$107,420,481	$79,152	$24,559,760,768
Large-Cap Growth Index
Equity investments*	$8,316,832,282	$—	$—	$8,316,832,282
Short-term investments	14,178,235	7,920,000	—	22,098,235
Total	$8,331,010,517	$7,920,000	$—	$8,338,930,517
Large-Cap Value Index
Equity investments*	$7,021,105,521	$—	$—	$7,021,105,521
Short-term investments	17,766,253	9,310,000	—	27,076,253
Total	$7,038,871,774	$9,310,000	$—	$7,048,181,774
S&P 500 Index
Equity investments*	$6,006,044,225	$—	$—	$6,006,044,225
Short-term investments	4,216,523	58,197,798	—	62,414,321
Futures contracts**	(257,873)	—	—	(257,873)
Total	$6,010,002,875	$58,197,798	$—	$6,068,200,673
Small-Cap Blend Index
Equity investments:
Financials	$574,396,616	$—	$8,640	$574,405,256
Health care	569,330,417	—	113,381	569,443,798
Materials	117,503,463	291,032	14,669	117,809,164
All other equity investments*	1,944,878,371	—	—	1,944,878,371
Short-term investments	123,118,244	570,000	—	123,688,244
Total	$3,329,227,111	$861,032	$136,690	$3,330,224,833
Emerging Markets Equity Index
Corporate bonds	$—	$11,240	$—	$11,240
Equity investments:
Africa/Middle East	—	196,617,822	—	196,617,822
Asia	272,099,982	1,645,775,549	5,034	1,917,880,565
Europe	52,256,514	59,188,096	—	111,444,610
Latin America	—	275,021,996	—	275,021,996
North America	112,448,274	762,572	—	113,210,846
All other equity investments*	14,465,000	293,948,463	2,819	308,416,282
Short-term investments	11,432,563	—	—	11,432,563
Total	$462,702,333	$2,471,325,738	$7,853	$2,934,035,924
International Equity Index
Equity investments:
Asia	$4,119,622	$3,693,320,623	$—	$3,697,440,245
Australasia	—	1,025,218,076	2,648	1,025,220,724
Europe	44,878,610	7,545,544,789	—	7,590,423,399
All other equity investments*	47,451,358	1,149,798,971	—	1,197,250,329
Short-term investments	76,955,307	186,887,987	—	263,843,294
Futures contracts**	(4,851,579)	—	—	(4,851,579)
Total	$168,553,318	$13,600,770,446	$2,648	$13,769,326,412
358

TIAA-CREF FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Debt
Africa/Middle East	$—	$134,528,598	$—	$134,528,598
Asia	—	122,215,383	—	122,215,383
Europe	—	74,630,973	—	74,630,973
Latin America	161,743	240,566,030	6,151,410	246,879,183
All other debt investments*	—	2,095,845	—	2,095,845
Short-term investments	—	26,911,559	—	26,911,559
Forward foreign currency contracts**	—	463	—	463
Total	$161,743	$600,948,851	$6,151,410	$607,262,004
International Bond
Africa/Middle East	$—	$31,152,998	$—	$31,152,998
Asia	—	123,172,649	—	123,172,649
Europe	—	153,603,939	—	153,603,939
Latin America	—	21,931,200	312,420	22,243,620
North America	—	72,553,868	—	72,553,868
All other debt investments	—	10,926,426	—	10,926,426
Short-term investments	—	19,852,234	—	19,852,234
Forward foreign currency contracts**	—	(1,342,896)	—	(1,342,896)
Total	$—	$431,850,418	$312,420	$432,162,838

*	For detailed categories, see the accompanying Schedules of Investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

The following table is reconciliation of the Emerging Markets Debt Fund’s invesments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of October 31, 2019	$6,384,611
Purchases	140,290
Sales	(641,784)
Gains (losses)	(1,174,174)
Change in unrealized appreciation (depreciation)	1,442,467
Transfers out of Level 3	—
Transfers into Level 3	—
Balance as of January 31, 2020	$6,151,410

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Emerging Markets Debt Fund as of January 31, 2020:

Fund	Fair value	Valuation technique	Unobservable input	Range (weighted average)§
Corporate bonds	$1,361,785	Recent market transaction	Discount	75.5% - 99.3% (78.0%)
Government bonds	4,789,625	Recent market transaction	Discount	50.8% - 62.8% (56.2%)
Total	$6,151,410

§	Unobservable inputs were weighted by the relative fair value of the instruments.
359